485BPOS		File Nos. 333-143195
Allianz Vision New York (Legacy)		811-05716
		Class I.D. C000051278
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.
Post-Effective Amendment No.	47	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	227	X

(Check appropriate box or boxes.)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
(Exact Name of Registrant)

ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)

28 Liberty Street, 38th Floor, New York, New York 10005-1422
(Address of Depositor's Principal Executive Offices) (Zip Code)

(212) 586-7733
(Depositor's Telephone Number, including Area Code)

Allianz Life Insurance Company of New York
28 Liberty Street, 38th Floor
New York, New York 10005-1422
(Name and Address of Agent for Service)

Copies to:
Stewart D. Gregg, Senior Securities Counsel
Allianz Life Insurance Company of North America
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
(763) 765-2913

It is proposed that this filing will become effective (check the appropriate box):
immediately upon filing pursuant to paragraph (b) of Rule 485
x		on April 25, 2016 pursuant to paragraph (b) of Rule 485
60 days after filing pursuant to paragraph (a)(1) of Rule 485 on (date) pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following:
x		this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Approximate Date of the Proposed Public Offering: April 25, 2016
Titles of Securities Being Registered: Individual Flexible Purchase Payment Variable Deferred Annuity Contracts
Pursuant to Commission Rule 429 of the Securities Act of 1933, the combined prospectus contained in this Registration Statement also relates to securities registered on Form N-4 Registration Statement Nos. 333-171428 and 811-05716 filed on April 20, 2016. All applicable filing fees have been paid.

PART A – PROSPECTUS

ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY CONTRACT issued on or prior to April 26, 2013
Issued by Allianz Life® of NY Variable Account C and Allianz Life Insurance Company of New York
(Allianz Life® of New York, we, us, our)
This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life® of New York, we, us, our).

The Base Contract offers you, the Owner, standard features including: multiple variable investment options (Investment Options) and annuitization options (Annuity Options), a free withdrawal privilege, a seven-year withdrawal charge period, and a death benefit (Traditional Death Benefit). The Contract offers optional benefits for an additional charge:
Bonus Option provides a 6% bonus on the money you put into the Contract (Purchase Payments). Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
Maximum Anniversary Death Benefit locks in any annual investment gains (Maximum Anniversary Value) to potentially provide an increased death benefit.
Income Focus provides guaranteed lifetime income (Income Focus Payments, which are similar to Lifetime Plus Payments) until annuitization. We base payments on a percentage of adjusted Purchase Payments, and that percentage can potentially increase by 1% each year if your Contract Value increases. Income Focus was available from April 29, 2013 through April 24, 2015 and is described in Appendix J.
Income Protector provides guaranteed lifetime income (Lifetime Plus Payments) until annuitization. We base payments on a value (Benefit Base) that is at least equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase (Annual Increase).
Income Protector allows access to your investment value (Contract Value) and death benefit for a period of time after payments begin. Payments can begin once the minimum exercise age is met, or as late as age 90. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.
Investment Protector provides a level of protection for your principal and any annual investment gains (Target Value), on a future date if you hold the Contract for the required period.
If you have the Maximum Anniversary Death Benefit, you must also have either Income Protector, Investment Protector, or one of the previously available Lifetime Benefits or Target Date Benefits (an Additional Required Benefit). However, you can have an Additional Required Benefit separately without having the Maximum Anniversary Death Benefit. If you select Income Protector or Investment Protector, we restrict your Investment Option selection and allocations and rebalance your Contract Value quarterly. Withdrawals reduce the guaranteed values provided by the Maximum Anniversary Death Benefit, Income Protector and Investment Protector, and may cause these benefits to end prematurely. For optional benefit availability, see section 11, Selection of Optional Benefits and check with your Financial Professional, the person who provided you advice regarding this Contract. For information on the rates used to calculate the guaranteed values and benefits for the Income Protector and Investment Protector riders, please see the Rate Sheet Supplement . Please see Appendix K of this prospectus for information regarding the rates for previously available Income Protector and Investment Protector riders issued before April 27, 2015.
All guarantees under the Contract are the obligations of Allianz Life of New York and are subject to the claims paying ability of Allianz Life of New York.
Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to give you different information.
Allianz Life of NY Variable Account C is the Separate Account that holds the assets that underlie the Contract. Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge, or on the EDGAR database on the SEC's website (www.sec.gov). A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The SAI's table of contents appears after the Privacy and Security Statement in this prospectus. The prospectus, SAI and other Contract information are also available on the EDGAR database.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
1

The SEC has not approved or disapproved these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense. An investment in this Contract is not a deposit of a bank or financial institution and is not federally insured or guaranteed by the Federal Deposit Insurance Corporation or any other federal government agency. An investment in this Contract involves investment risk including the possible loss of principal. Variable annuity contracts are complex insurance and investment vehicles. Before you invest, be sure to ask your Financial Professional about the Contract's features, benefits, risks, and fees, and whether the Contract is appropriate for you based upon your financial situation and objectives.
Dated: April 25, 2016
Versions of the Contract and Optional Benefits Described in this Prospectus
This prospectus contains information on two different versions of the Allianz Vision New York Contracts. "Version A Contracts" were issued on or prior to April 29, 2011 (Registration Statement No. 333-143195). "Version B Contracts" were issued from May 2, 2011 through April 26, 2013 (Registration Statement No. 333-171428). Version A Contracts and Version B Contracts have the same Base Contract, but may have offered different optional benefits. For example, certain optional benefits were only offered through Version A Contracts, other optional benefits were only offered through Version B Contracts, and still other optional benefits were offered through both Version A Contracts and Version B Contracts.
The table below lists the optional benefits that were offered on Version A Contracts and Version B Contracts, including the dates on which they were offered and the prospectus appendix that has more detailed information about the benefits. The benefit version identifier for Income Protector and Investment Protector (for example, (05.11)) is located in your rider. If you have questions about which version of the Allianz Vision New York Contract or optional benefits you have, please contact our Service Center at (800) 624-0197.
Contract Version	Optional Benefit That Is No Longer Available	Available From	Available Through	Discussed in Appendix
A	Lifetime Plus Benefit	October 1, 2007	March 31, 2009	D
A	Lifetime Plus 8 Benefit	August 7, 2008	March 31, 2009
A	Target Date Retirement Benefit	May 1, 2008	January 23, 2009	E
A	Target Date 10 Benefit	January 26, 2009	March 31, 2009
A	Quarterly Value Death Benefit	October 1, 2007	March 7, 2010	F
A	Original Maximum Anniversary Death Benefit	September 20, 2010	April 29, 2011	G
B	Second Maximum Anniversary Death Benefit	May 2, 2011	April 27, 2012
A and B	Short Withdrawal Charge Option	October 1, 2007	July 23, 2012	H
A	No Withdrawal Charge Option	May 1, 2008	March 31, 2009	I
A and B		July 22, 2009	July 23, 2012
B	Income Focus	April 30, 2012	April 24, 2015	J
A	Income Protector (08.09)	July 22, 2009	April 30, 2010	K
A	Income Protector (05.10)	May 3, 2010	April 29, 2011
A and B	Income Protector (05.11)	May 2, 2011	January 20, 2012
A and B	Income Protector (01.12)	January 23, 2012	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (05.12)	April 30, 2012	July 20, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (07.12)	July 23, 2012	October 12, 2012
Version A issued on or after April 1, 2009 and Version B	Income Protector (10.12)	October 15, 2012	April 24, 2015
Version A issued on or after April 1, 2009 and Version B	Income Protector (04.15)	April 27, 2015	April 22, 2016
A	Investment Protector (08.09)	July 22, 2009	April 30, 2010	K
A and B	Investment Protector (05.10)	May 3, 2010	January 20, 2012
A and B	Investment Protector (01.12)	January 23, 2012	April 27, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (01.12)	April 30, 2012	July 6, 2012
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.12)	July 9, 2012	July 19, 2013
Version A issued on or after April 1, 2009 and Version B	Investment Protector (07.13)	July 22, 2013	April 24, 2015
Version A issued on or after April 1, 2009 and Version B	Investment Protector (04.15)	April 27, 2015	April 22, 2016

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
2

If you select one of the living benefits–Income Protector or Investment Protector–we restrict your Investment Option selection and allocations, and rebalance your Contract Value allocations quarterly.
All of the Investment Options below are available to a Contract with no living benefit. Investment Options available with the current version of a living benefit are as follows.
(1)	Income Protector
(2)	Investment Protector
See Appendix D, E, and J for the Investment Options available with previous versions of benefits.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT

ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio(1)
ALLIANZ FUND OF FUNDS
AZL® Balanced Index Strategy Fund(2)
AZL® DFA Multi-Strategy Fund(2)
AZL MVP FusionSM Balanced Fund(1),(2)
AZL MVP FusionSM Conservative Fund(1),(2)
AZL MVP FusionSM Growth Fund(2)
AZL MVP FusionSM Moderate Fund(1),(2)
AZL® MVP Balanced Index Strategy Fund(1),(2)
AZL® MVP BlackRock Global Allocation Fund(1)
AZL® MVP DFA Multi-Strategy Fund(1)
AZL® MVP Franklin Templeton Founding Strategy Plus Fund(1)
AZL® MVP Growth Index Strategy Fund(1),(2)
AZL® MVP Invesco Equity and Income Fund(1)
AZL® MVP T. Rowe Price Capital Appreciation Fund(1)
BLACKROCK
AZL® BlackRock Capital Appreciation Fund(2)
AZL® Enhanced Bond Index Fund(1),(2)
AZL® Government Money Market Fund(1),(2)
AZL® International Index Fund(2)
AZL® Mid Cap Index Fund(2)
AZL® Russell 1000 Growth Index Fund(2)
AZL® Russell 1000 Value Index Fund(2)
AZL® S&P 500 Index Fund(2)
AZL® Small Cap Stock Index Fund
BlackRock Global Allocation V.I. Fund(2)
BOSTON COMPANY
AZL® Boston Company Research Growth Fund(2)
DAVIS
Davis VA Financial Portfolio
FEDERATED
AZL® Federated Clover Small Value Fund

FIDELITY
Fidelity VIP FundsManager 50% Portfolio(2)
Fidelity VIP FundsManager 60% Portfolio(2)
FRANKLIN TEMPLETON
AZL® Franklin Templeton Founding Strategy Plus Fund(2)
Franklin Founding Funds Allocation VIP Fund
Franklin High Income VIP Fund
Franklin Income VIP Fund(1),(2)
Franklin Mutual Shares VIP Fund(2)
Franklin U.S. Government Securities VIP Fund(1),(2)
Templeton Global Bond VIP Fund(1),(2)
Templeton Growth VIP Fund(2)
GATEWAY
AZL® Gateway Fund(2)
INVESCO
AZL® Invesco Equity and Income Fund(2)
AZL® Invesco Growth and Income Fund(2)
AZL® Invesco International Equity Fund(2)
J.P. MORGAN
AZL® JPMorgan International Opportunities Fund(2)
AZL® JPMorgan U.S. Equity Fund(2)
JPMorgan Insurance Trust Core Bond Portfolio(2)
METWEST
AZL®  MetWest Total Return Bond Fund(1),(2)
MFS
AZL® MFS Investors Trust Fund(2)
AZL® MFS Mid Cap Value Fund(2)
AZL® MFS Value Fund(2)
MFS VIT Total Return Bond Portfolio(2)

MORGAN STANLEY
AZL® Morgan Stanley Global Real Estate Fund
MORGAN STANLEY and J.P. MORGAN
AZL® Multi-Manager Mid Cap Growth Fund(2)
NFJ
AZL® NFJ International Value Fund(2)
Allianz NFJ Dividend Value VIT Portfolio(2)
OPPENHEIMER FUNDS
AZL® Oppenheimer Discovery Fund
PIMCO
PIMCO VIT All Asset Portfolio(1),(2)
PIMCO VIT CommodityRealReturn® Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio(1),(2)
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Dividend Portfolio(2)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio(2)
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio(1)
PIMCO VIT High Yield Portfolio(1),(2)
PIMCO VIT Real Return Portfolio(1),(2)
PIMCO VIT Total Return Portfolio(1),(2)
PIMCO VIT Unconstrained Bond Portfolio(1),(2)
PYRAMIS
AZL® Pyramis® Total Bond Fund(1),(2)
SCHRODER
AZL® Schroder Emerging Markets Equity Fund
T. ROWE PRICE
AZL® T. Rowe Price Capital Appreciation Fund(2)

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
3

TABLE OF CONTENTS
Glossary		6
Fee Tables		11
	Owner Transaction Expenses	11
	Owner Periodic Expenses	11
	Contract Annual Expenses	12
	Annual Operating Expenses of the Investment Options	13
	Examples	14
1.	The Variable Annuity Contract	14
	When The Contract Ends	16
2.	Owners, Annuitants, and Other Specified Persons	16
	Owner	16
	Joint Owners	16
	Annuitant	16
	Beneficiary	17
	Covered Person(s)	17
	Payee	18
	Assignments, Changes of Ownership and Other Transfers of Contract Rights	19
3.	Purchase Payments	19
	Purchase Payment Requirements	19
	Allocation of Purchase Payments	20
	Automatic Investment Plan (AIP)	20
	Dollar Cost Averaging (DCA) Program	20
4.	Valuing Your Contract	21
	Accumulation Units	21
	Computing Contract Value	22
5.	Investment Options	22
	Substitution and Limitation on Further Investments	30
	Transfers Between Investment Options	31
	Electronic Investment Option Transfer and Allocation Instructions	31
	Excessive Trading and Market Timing	32
	Flexible Rebalancing Program	34
	Financial Adviser Fees	34
	Voting Privileges	34
6.	Our General Account	35
7.	Expenses	35
	Mortality and Expense Risk (M&E) Charge	35
	Rider Charge	36
	Contract Maintenance Charge	37
	Withdrawal Charge	37
	Transfer Fee	39
	Premium Tax	39
	Income Tax	39
	Investment Option Expenses	39
8.	Access to Your Money	40
	Free Withdrawal Privilege	41
	Systematic Withdrawal Program	41
	Minimum Distribution Program and Required Minimum Distribution (RMD) Payments	41
	Waiver of Withdrawal Charge Benefit	41
	Suspension of Payments or Transfers	42
9.	The Annuity Phase	42
	Calculating Your Annuity Payments	42
	Variable or Fixed Annuity Payments	42
	Annuity Payment Options	43
	When Annuity Payments Begin	44
	Partial Annuitization	44
10.	Death Benefit	45
	Traditional Death Benefit	45
	Death of the Owner and/or Annuitant	45
	Death Benefit Payment Options During the Accumulation Phase	45
11.	Selection of Optional Benefits	47
	Replacing Optional Benefits	48
11.a	Income Protector	50
	Selecting Income Protector	50
	Removing Income Protector	51
	Lifetime Plus Payment Overview	51
	Benefit Base	51
	Quarterly Anniversary Value	52
	Annual Increase	52
	Requesting Lifetime Plus Payments	53
	Calculating Your Lifetime Plus Payments	54
	Automatic Annual Lifetime Plus Payment Increases	56
	Rate Sheet Supplement	56
	Taxation of Lifetime Plus Payments	56
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	56
	When Income Protector Ends	57
11.b	Investment Protector	58
	Selecting Investment Protector	58
	Removing Investment Protector	59
	Target Value Dates	59
	Target Value	60
	Rate Sheet Supplement	61
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	61
	When Investment Protector Ends	64
11.c	Maximum Anniversary Death Benefit	65
11.d	Bonus Option	66

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
4

12.	Taxes	66
	Qualified and Non-Qualified Contracts	66
	Taxation of Annuity Contracts	67
	Taxation of Lifetime Payments	68
	Tax-Free Section 1035 Exchanges	68
13.	Other Information	68
	Allianz Life of New York	68
	The Separate Account	68
	Distribution	69
	Additional Credits for Certain Groups	70
	Administration/Allianz Service Center	70
	Legal Proceedings	70
	Financial Statements	70
	Status Pursuant to Securities Exchange Act of 1934	70
14.	Privacy Notice	71
15.	Table of Contents of the Statement of Additional Information (SAI)	72
Appendix A – Annual Operating Expenses for Each Investment Option		73
Appendix B – Condensed Financial Information		76
Appendix C – Effects of Partial Withdrawals and Lifetime Payments on the Values Available Under the Contract		87
Appendix D – Lifetime Benefits		88
	Removing a Lifetime Benefit	89
	Covered Person(s)	90
	Lifetime Plus Payment Overview	91
	Benefit Base	92
	Quarterly Anniversary Value	92
	Lifetime Plus Benefit's 5% Annual Increase	93
	Lifetime Plus Benefit's Resets	94
	Lifetime Plus 8 Benefit's 8% Annual Increase	94
	Requesting Lifetime Plus Payments	95
	Calculating Your Lifetime Plus Payments	96
	Automatic Annual Lifetime Plus Payment Increases	98
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	99
	When a Lifetime Benefit Ends	100
Appendix E – Target Date Benefits		101
	Removing a Target Date Benefit	102
	Target Value Dates	102
	Target Value	103
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	104
	When a Target Date Benefit Ends	108
Appendix F – Quarterly Value Death Benefit		108
Appendix G – Previous Versions Of The Maximum Anniversary Death Benefit		109
Appendix H – Short Withdrawal Charge Option		109
Appendix I – No Withdrawal Charge Option		109
Appendix J – Income Focus		110
	Removing Income Focus	110
	Income Focus Payment Overview	111
	Total Income Value	111
	Income Values	112
	Income Value Percentages and Performance Increases	112
	Requesting Income Focus Payments	113
	Calculating Your Income Focus Payments	114
	Taxation of Income Focus Payments	115
	Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing	115
	When Income Focus Ends	116
Appendix K – Previous Versions of Income Protector and Investment Protector		117
	Income Protector	117
	Investment Protector	119
For Service or More Information		124
	Our Service Center	124

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
5

GLOSSARY

This prospectus is written in plain English. However, there are some technical words or terms that are capitalized and are used as defined terms throughout the prospectus. For your convenience, we included this glossary to define these terms.
5% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus Benefit described in Appendix D.
8% Annual Increase – an amount used to determine the Benefit Base under the Lifetime Plus 8 Benefit described in Appendix D.
Accumulation Phase – the initial phase of your Contract before you apply your total Contract Value to Annuity Payments. The Accumulation Phase begins on the Issue Date and may occur at the same time as the Annuity Phase if you take Partial Annuitizations.
Additional Required Benefit – an additional optional benefit you must have if you chose either the No Withdrawal Charge Option described in Appendix I, or the Maximum Anniversary Death Benefit described in section 11.c. Additional Required Benefits include Income Protector, Investment Protector, and the previously available Lifetime Benefits, Target Date Benefits, and Income Focus.
Annual Increase – an amount used to determine the Benefit Base under Income Protector before Lifetime Plus Payments begin as discussed in section 11.a. If selected at issue, it is equal to total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase. We then reset this value to equal the current Contract Value if greater, and apply future quarterly simple interest to this reset value.
Annual Increase Percentage – the simple interest increase we apply quarterly to the Annual Increase as discussed in section 11.a. The Annual Increase Percentage for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Annual Increase Percentage for previously available Income Protector riders issued before April 27, 2015.
Annuitant – the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization. There are restrictions on who can become an Annuitant.
Annuity Options – the annuity income options available to you under the Contract.
Annuity Payments – payments made by us to the Payee pursuant to the chosen Annuity Option.
Annuity Phase – the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you apply part of your Contract Value to a Partial Annuitization.
Base Contract – the Contract without any optional benefits.
Beneficiary – unless otherwise required by the Contract, the person(s) or entity the Owner designates to receive any death benefit.
Benefit Anniversary – a twelve-month anniversary of the Benefit Date, or any subsequent twelve-month Benefit Anniversary.
Benefit Base – the amount we use to determine the initial annual maximum Lifetime Plus Payment.
Benefit Date – the date you begin receiving Lifetime Plus Payments under Income Protector as discussed in section 11.a or under the Lifetime Benefits discussed in Appendix D, or Income Focus Payments under Income Focus.
Benefit Year – any period of twelve months beginning on the Benefit Date, or on a subsequent Benefit Anniversary.
Bonus Option – an optional benefit that provides a 6% bonus on Purchase Payments we receive before the older Owner reaches age 81 as discussed in section 11.d. This benefit has an additional M&E charge and a higher and longer withdrawal charge schedule.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
6

Business Day – each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.
Contract – the individual flexible purchase payment variable deferred annuity contract described by this prospectus.
Contract Anniversary – a twelve-month anniversary of the Issue Date or any subsequent twelve-month Contract Anniversary.
Contract Value – on any Business Day, the sum of the values in your selected Investment Options. The Contract Value reflects the deduction of any contract maintenance charge, transfer fee, M&E charge and rider charge, but does not reflect the deduction of any withdrawal charge. It does not include amounts applied to a Partial Annuitization. The Contract Value includes any applicable bonus.
Contract Year – any period of twelve months beginning on the Issue Date or a subsequent Contract Anniversary.
Covered Person(s) – the person(s) upon whose age and lifetime(s) we base Lifetime Plus Payments or Income Focus Payments. There are restrictions on who can become a Covered Person.
Cumulative Withdrawal – while you are receiving Lifetime Plus Payments under the Lifetime Benefits described in Appendix D, this is the portion of a withdrawal that is less than or equal to your Cumulative Withdrawal Value.
Cumulative Withdrawal Benefit – a benefit under the Lifetime Benefits described in Appendix D that allows you to control the amount of Lifetime Plus Payments you receive.
Cumulative Withdrawal Value – under the Lifetime Benefits described in Appendix D, if you take less than the maximum Lifetime Plus Payment that you are entitled to, we add the difference between the annual maximum and annual actual Lifetime Plus Payment to the Cumulative Withdrawal Value.
Earliest Anniversary – the earliest available initial Target Value Date that you can select as discussed in section 11.b. In the Contract the Earliest Anniversary is called the Earliest Target Value Anniversary. The Earliest Anniversary for the Investment Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Earliest Anniversary for previously available Investment Protector riders issued before April 27, 2015.
Excess Withdrawal – if you select Income Protector or have Income Focus, the amount of any withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus  Payments that, when added to other withdrawals taken during the Benefit Year, is greater than your annual maximum permitted payment. Excess Withdrawals reduce your Contract Value and any guaranteed values, and may end your Contract. If you have one of the Lifetime Benefits, please see Appendix D for a definition of Excess Withdrawal that applies to your Contract.
Financial Professional – the person who advises you regarding the Contract.
Full Annuitization – the application of the total Contract Value to Annuity Payments.
Future Anniversary – the number of Rider Anniversaries that occur between the initial Target Value Date and each subsequent Target Value Date as discussed in section 11.b. The Future Anniversary for the Investment Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Future Anniversary for previously available Investment Protector riders issued before April 27, 2015.
Good Order – a request is in "Good Order" if it contains all of the information we require to process the request. If we require information to be provided in writing, "Good Order" also includes providing information on the correct form, with any required certifications, guarantees and/or signatures, and received at our Service Center after delivery to the correct mailing, email, or website address, which are all listed at the back of this prospectus. If you have questions about the information we require, or whether you can submit certain information by fax, email or over the web, please contact our Service Center. If you send information by email or upload it to our website, we send you a confirmation number that includes the date and time we received your information.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
7

Guarantee Percentage – a percentage we use to calculate the Target Value as discussed in section 11.b. The Guarantee Percentage for the Investment Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Guarantee Percentage for previously available Investment Protector riders issued before April 27, 2015.
Guarantee Years – the maximum number of years that you can receive simple interest increases under the Annual Increase as discussed in section 11.a. The Guarantee Years for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Guarantee Years for previously available Income Protector riders issued before April 27, 2015.
Income Date – the date we begin making Annuity Payments to the Payee from the Contract. Because the Contract allows for Partial Annuitizations, there may be multiple Income Dates.
Income Focus – an optional benefit described in Appendix J that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Focus provides no payment until the younger Covered Person is at least age 60.
Income Focus Payment – the payment we make to you under Income Focus based on Income Value(s) and associated Income Value Percentage(s).
Income Protector – an optional benefit described in section 11.a and Appendix K that has an additional rider charge and is intended to provide a payment stream for life in the form of partial withdrawals. Income Protector provides no payment until the younger Covered Person meets the minimum exercise age stated in the Rate Sheet Supplement for the Income Protector rider, or stated in Appendix K for the previously available Income Protector riders issued before April 27, 2015.
Income Value(s) – if you have Income Focus, we establish an Income Value for all Purchase Payments received in a specific time period that have the same associated Income Value Percentage as stated in Appendix J. We adjust each Income Value for subsequent withdrawals. A single Contract may have multiple Income Values. We use Income Value(s) to calculate the annual maximum Income Focus Payment.
Income Value Percentage(s) – a percentage we apply to each Income Value to determine the annual maximum Income Focus Payment. We establish a separate Income Value Percentage for each Income Value as discussed in Appendix J. Each Income Value Percentage can potentially increase by 1% each year if your Contract Value increases.
Increase Base – an amount we use to determine the Annual Increase as discussed in section 11.a. If you selected Income Protector at issue, it is initially equal to total Purchase Payments adjusted for withdrawals. On Quarterly Anniversaries, if we reset the Annual Increase to equal the current Contract Value, we also reset the Increase Base to equal the current Contract Value.
Investment Options – the variable investments available to you under the Contract. Investment Option performance is based on the securities in which they invest.
Investment Protector – an optional benefit described in section 11.b and Appendix K that has an additional rider charge and is intended to provide a level of protection for your principal and any annual investment gains on a specific date in the future.
Issue Date – the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.
Joint Owners – two Owners who own a Contract.
Lifetime Plus Benefit and Lifetime Plus 8 Benefit – optional benefits described in Appendix D that have an additional M&E charge and were intended to provide a payment stream for life in the form of partial withdrawals.
Lifetime Plus Payment – the payment we make to you under Income Protector or the Lifetime Benefits described in Appendix D based on the Benefit Base.
Maximum Anniversary Death Benefit – an optional benefit described in section 11.c and Appendix G that has an additional M&E charge and was intended to provide an increased death benefit. The benefit described in section 11.c requires selection of an Additional Required Benefit.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
8

Maximum Anniversary Value – the highest Contract Value on any Contract Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine the Maximum Anniversary Death Benefits as discussed in section 11.c and Appendix G.
Non-Qualified Contract – a Contract that is not purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code.
No Withdrawal Charge Option – an optional benefit described in Appendix I that has an additional M&E charge and eliminates the Base Contract's seven-year withdrawal charge. Requires selection of an Additional Required Benefit.
Owner – "you," "your" and "yours." The person(s) or entity designated at Contract issue and named in the Contract who may exercise all rights granted by the Contract.
Partial Annuitization – the application of only part of the Contract Value to Annuity Payments.
Payee – the person or entity who receives Annuity Payments during the Annuity Phase.
Payment Percentages – a percentage we use to calculate the annual maximum Lifetime Plus Payment as discussed in section 11.a. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. Please see Appendix K for the Payment Percentages table for previously available Income Protector riders issued before April 27, 2015.
Performance Increase – a 1% annual increase to each Income Value Percentage if your annual Contract Value increases. A Performance Increase occurs for an Income Value Percentage only if it is associated with an Income Value we have had for at least one full Rider Year.
Purchase Payment – the money you put into the Contract.
Qualified Contract – a Contract purchased under a pension or retirement plan qualified for special tax treatment under sections of the Internal Revenue Code (for example, 401(a) and 401(k) plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts).
Quarterly Anniversary – the day that occurs three calendar months after the Issue Date or any subsequent Quarterly Anniversary.
Quarterly Anniversary Value – the highest Contract Value on any Quarterly Anniversary before age 91, adjusted for subsequent Purchase Payments and withdrawals, used to determine Income Protector's Benefit Base as discussed in section 11.a, and the Quarterly Value Death Benefit in Appendix F.
Quarterly Value Death Benefit – an optional benefit described in Appendix F that has an additional M&E charge and was intended to provide an increased death benefit.
Rate Sheet Supplement – the supplement that must accompany this prospectus that contain the rates for the values used to calculate the benefits provided by the Income Protector and Investment Protector riders that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. The Rate Sheet Supplement has the values for the Annual Increase Percentage, Guarantee Years and Payment Percentages table for Income Protector; and the values for the Guarantee Percentage, Earliest Anniversary and Future Anniversary for Investment Protector. Once these rates are established for your Contract, they will not change while your benefit is in effect.
Rider Anniversary – a twelve-month anniversary of the Rider Effective Date or any subsequent twelve-month Rider Anniversary.
Rider Anniversary Value – the highest Contract Value on any Rider Anniversary, adjusted for subsequent Purchase Payments and withdrawals, used to determine Investment Protector's Target Value as discussed in section 11.b.
Rider Effective Date – the date shown on the Contract that starts the first Rider Year if you select Income Protector or Investment Protector, or have Income Focus. Rider Anniversaries and Rider Years are measured from the Rider Effective Date.
Rider Year – any period of twelve months beginning on the Rider Effective Date or a subsequent Rider Anniversary.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
9

Separate Account – Allianz Life of NY Variable Account C is the Separate Account that issued your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
Service Center – the area of our company that provides Contract maintenance and routine customer service. Our Service Center address and telephone number are listed at the back of this prospectus. The address for mailing checks for Purchase Payments may be different and is also listed at the back of this prospectus.
Short Withdrawal Charge Option – an optional benefit described in Appendix H that has an additional M&E charge and shortens the Base Contract's withdrawal charge period to four years.
Target Value – if you selected Investment Protector at issue, it is the greater of total Purchase Payments adjusted for withdrawals, or the Rider Anniversary Value multiplied by the Guarantee Percentage, and is available on each Target Value Date as stated in section 11.b. If you selected a Target Date Benefit, it is the highest Contract Value on any Contract Anniversary, adjusted for subsequent Purchase Payments and withdrawals as stated in Appendix E.
Target Value Date – the date on which we guarantee your Contract Value cannot be less than the Target Value.
Total Income Value – the sum of all your individual Income Value(s). We use the Total Income Value to determine your Income Focus rider charge.
Traditional Death Benefit – the death benefit provided by the Contract.
Traditional Death Benefit Value – total Purchase Payments adjusted for withdrawals.
Valid Claim – the documents we require to be received in Good Order at our Service Center before we pay any death claim. This includes the death benefit payment option, due proof of death, and any required governmental forms. Due proof of death includes a certified copy of the death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof satisfactory to us.
Withdrawal Charge Basis – the total amount under your Contract that is subject to a withdrawal charge.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
10

FEE TABLES

These tables describe the fees and expenses you pay when purchasing, owning and taking a withdrawal from the Contract, or transferring Contract Value between Investment Options. For more information, see section 7, Expenses.
OWNER TRANSACTION EXPENSES
Withdrawal Charge During Your Contract's Initial Phase, the Accumulation Phase(1)
(as a percentage of each Purchase Payment withdrawn)(2)
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option	Short Withdrawal Charge Option	No Withdrawal Charge Option
0	8.5%	8.5%	8.5%	0%
1	8.5%	8.5%	7.5%	0%
2	7.5%	8.5%	5.5%	0%
3	6.5%	8%	3%	0%
4	5%	7%	0%	0%
5	4%	6%	0%	0%
6	3%	5%	0%	0%
7	0%	4%	0%	0%
8	0%	3%	0%	0%
9 years or more	0%	0%	0%	0%

Transfer Fee(3)………………………………….......	$25
(for each transfer after twelve in a Contract Year)
Premium Tax(4)…………………………………...…	3.5%
(as a percentage of each Purchase Payment)
OWNER PERIODIC EXPENSES
Contract Maintenance Charge(5)………………...	$30
(per Contract per year)
(1)	The Contract provides a free withdrawal privilege that allows you to withdraw 12% of your total Purchase Payments annually without incurring a withdrawal charge as discussed in section 8, Access to Your Money – Free Withdrawal Privilege.
(2)	The Withdrawal Charge Basis is the amount subject to a withdrawal charge as discussed in section 7, Expenses – Withdrawal Charge.
(3)	We count all transfers made in the same Business Day as one transfer. Program and benefit related transfers are not subject to the transfer fee and do not count against the free transfers we allow as discussed in section 7, Expenses – Transfer Fee. Transfers are subject to the market timing policies discussed in section 5, Investment Options – Excessive Trading and Market Timing.
(4)	New York does not currently impose this tax, but we reserve the right to deduct this charge if they do so in the future. This is the current maximum charge imposed in other states as discussed in section 7, Expenses – Premium Tax.
(5)	Waived if the Contract Value is at least $100,000 as discussed in section 7, Expenses – Contract Maintenance Charge.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
11

CONTRACT ANNUAL EXPENSES
Base Version A Contract and Base Version B Contract with…	Available Dates	Mortality and Expense Risk (M&E) Charge(6) (as a percentage of each Investment Options' net asset value)
No optional benefits	10/1/2007 - 4/26/2013	1.40%
Quarterly Value Death Benefit	10/1/2007 - 3/7/2010	1.70%
Maximum Anniversary Death Benefit(7)	9/20/2010 - 4/26/2013	1.70%
Bonus Option	10/1/2007 - 4/26/2013	1.90%
Short Withdrawal Charge Option	10/1/2007 - 7/23/2012	1.65%
No Withdrawal Charge Option	5/1/2008 - 3/31/2009 7/22/2009 - 7/23/2012	1.75%
Bonus Option and Quarterly Value Death Benefit	10/1/2007 - 3/7/2010	2.20%
Bonus Option and Maximum Anniversary Death Benefit(7)	9/20/2010 - 4/26/2013	2.20%
Short Withdrawal Charge Option and Quarterly Value Death Benefit	10/1/2007 - 3/7/2010	1.95%
Short Withdrawal Charge Option and Maximum Anniversary Death Benefit(7)	9/20/2010 - 4/26/2013	1.95%
No Withdrawal Charge Option and Quarterly Value Death Benefit	5/1/2008 - 3/31/2009 7/22/2009 - 3/7/2010	2.05%
No Withdrawal Charge Option and Maximum Anniversary Death Benefit(7)	9/20/2010 - 7/23/2012	2.05%

Currently Available Riders	Rider Charge
	Maximum	Current(8)
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	1.40% 1.40%
Investment Protector (as a percentage of the Target Value)	2.50%	1.30%

Previously Available Income Protector and Income Focus Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge
			Maximum		Current(8)
			Single Payments	Joint Payments	Single Payments	Joint Payments
Income Protector with Lifetime Plus Payment (as a percentage of the Benefit Base)
Income Protector (10.12)	A(9) and B	10/15/2012 - 4/24/2015	2.50%	2.75%	1.20%	1.20%
Income Protector (07.12)	A(9) and B	7/23/2012 - 10/12/2012	2.50%	2.75%	1.10%	1.10%
Income Protector (05.12)	A(9) and B	4/30/2012 - 7/20/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	2.75%	1.60%	1.60%
Income Protector (05.11)	A and B	5/2/2011 - 1/20/2012	2.50%	2.75%	1.55%	1.70%
Income Protector (05.10)	A	5/3/2010 - 4/29/2011	2.50%	2.75%	1.55%	1.70%
Income Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	2.75%	1.55%	1.70%
Income Focus with Income Focus Payments (as a percentage of the Total Income Value)
Income Focus (07.12)	B	7/23/2012 - 4/24/2015	2.75%	2.95%	1.30%	1.30%
Income Focus (05.12)	B	4/30/2012 - 7/20/2012	2.75%	2.95%	1.30%	1.30%

Previously Available Investment Protector Riders (Version Identifier)	Contract Version	Available Dates	Rider Charge (as a percentage of the Target Value)
			Maximum	Current(8)
Investment Protector (07.13)	A(9) and B	7/22/2013 - 4/24/2015	2.50%	1.30%
Investment Protector (07.12)	A(9) and B	7/9/2012 - 7/19/2013	2.50%	1.30%
Investment Protector (01.12)	A(9) and B	4/30/2012 - 7/6/2012	2.50%	1.30%
Investment Protector (01.12)	A and B	1/23/2012 - 4/27/2012	2.50%	1.30%
Investment Protector (05.10)	A and B	5/3/2010 - 1/20/2012	2.50%	1.25%
Investment Protector (08.09)	A	7/22/2009 - 4/30/2010	2.50%	1.15%

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
12

Previously Available Lifetime Benefit Riders	Maximum Additional M&E Charge(10) (as a percentage of each Investment Options' net asset value)	Current Additional M&E Charge(10) (as a percentage of each Investment Options' net asset value)
		No qualifying event, or declined charge increase(11)	Had a qualifying event and accepted increase(11)
Lifetime Plus 8 Benefit (available on Version A Contracts from 1/26/2009 through 3/31/2009)
Single Lifetime Plus Payments	1.60%	0.95%	1.20%
Joint Lifetime Plus Payments	1.75%	1.10%	1.35%
Lifetime Plus 8 Benefit (available on Version A Contracts from 8/7/2008 through 1/23/2009)
Single Lifetime Plus Payments	1.60%	0.80%(12)	1.20%(12)
Joint Lifetime Plus Payments	1.75%	0.95%(12)	1.35%(12)
Lifetime Plus Benefit (available on Version A Contracts from 10/1/2007 through 3/31/2009)
Single Lifetime Plus Payments	1.50%	0.70%	1.20%
Joint Lifetime Plus Payments	1.65%	0.85%	1.35%

Previously Available Target Date Benefit Riders (available on Version A Contracts)	Available Dates	Additional M&E Charge(13) (as a percentage of each Investment Options' net asset value)
Target Date 10 Benefit	1/26/2009 - 3/31/2009	0.55%
Target Date Retirement Benefit	5/1/2008 - 1/23/2009	0.40%
(6)	The Contract allows Partial Annuitization. After a Partial Annuitization, the M&E charge listed above applies to the net asset value remaining in the Accumulation Phase. If you select variable Annuity Payments the M&E charge for a Base Contract with the Bonus Option is 1.90% of the net asset value in the Annuity Phase, or 1.40% for all other Contracts. If you select fixed Annuity Payments we do not assess the M&E charge during the Annuity Phase. See section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
(7)	The Contract offered two different Maximum Anniversary Death Benefits that have an additional 0.30% M&E charge. Appendix G describes the original (available from September 20, 2010 through April 29, 2011), and second (available from May 2, 2011 through April 27, 2012) versions of this death benefit. The Maximum Anniversary Death Benefit described in section 11.c was available from April 30, 2012 through April 26, 2013, and if you remove its Additional Required Benefit without simultaneously replacing it, we stop assessing the additional 0.30% M&E charge after the rider termination date.
(8)	The current rider charge may increase or decrease on each Quarterly Anniversary. For Income Protector and Investment Protector see section 7, Expenses – Rider Charge. For Income Focus see Appendix J.
(9)	Available on Version A Contracts issued on or after April 1, 2009.
(10)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix D.
(11)	A qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in Appendix D.
(12)	On the Benefit Date, the additional M&E charge reduces 0.10% as discussed in Appendix D.
(13)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive as discussed in Appendix E.
ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
Following are the minimum and maximum total annual operating expenses charged by any of the Investment Options for the period ended December 31, 2015, before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.
	Minimum	Maximum
Total annual Investment Option operating expenses(14) (including management fees, distribution or 12b‑1 fees, and other expenses) before fee waivers and expense reimbursements	0.49%	1.86%
(14)	Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. Amounts may be different for each Investment Option. The maximum current fee is 0.25%. If these fees are deducted from Investment Option assets, they are reflected in the above table and disclosed in Appendix A. Appendix A contains annual operating expense details for each Investment Option.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
13

EXAMPLES
These examples are intended to help you compare the cost of investing in this Contract with the costs of other variable annuity contracts. These examples assume you make a $10,000 investment and your selected Investment Options earn a 5% annual return. They also assume the maximum potential fees and charges for each period and are not a representation of past or future expenses. Your Contract expenses may be more or less than the examples below, depending on the Investment Option(s) and optional benefits you select, and whether and when you take withdrawals.
We deduct the $30 contract maintenance charge in the examples at the end of each Contract Year during the Accumulation Phase and we may waive this charge under certain circumstances, as described in section 7, Expenses – Contract Maintenance Charge. A transfer fee may apply, but is not reflected in these examples (see section 7, Expenses – Transfer Fee).
All figures in the examples below reflect the most expensive combination of benefits and are for the Base Contract with Bonus Option, Maximum Anniversary Death Benefit and Income Protector with joint payments (8.5% declining withdrawal charge, 2.20% M&E charge, and maximum rider charge of 2.75%).
1)	If you surrender your Contract (take a full withdrawal) at the end of each time period.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$1,499	$3,038	$4,486	$7,951
0.49% (the minimum Investment Option operating expense)	$1,360	$2,643	$3,865	$6,916
2)	If you apply your total Contract Value to Annuity Payments (take a Full Annuitization) at the end of each time period. The earliest available date Annuity Payments can begin (Income Date) is 13 months after the date we issue the Contract (Issue Date).
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	-	$2,260	$3,840	$7,921
0.49% (the minimum Investment Option operating expense)	-	$1,865	$3,219	$6,886

3)	If you do not surrender your Contract.
Total annual Investment Option operating expenses before any fee waivers or expense reimbursements of:	1 Year	3 Years	5 Years	10 Years
1.86% (the maximum Investment Option operating expense)	$751	$2,290	$3,870	$7,951
0.49% (the minimum Investment Option operating expense)	$612	$1,895	$3,249	$6,916
See Appendix B for condensed financial information regarding the accumulation unit values (AUVs) for the highest and lowest charges as of December 31, 2015. See the SAI Appendix for condensed financial information regarding the December 31, 2015 AUVs for other charges.

1.	THE VARIABLE ANNUITY CONTRACT

NOTE: Version A Contracts and Version B Contracts are no longer offered for sale, but you may be able to make additional Purchase Payments or add certain optional benefits.

An annuity is a contract between you as the Owner, and an insurance company (in this case Allianz Life of New York), where you make payments to us and the money is invested in Investment Options available through the Contract. Depending on market conditions, your Contract can gain or lose value based on your selected Investment Options' performance. When you are ready to take money out, we make payments to you according to your instructions and any restrictions associated with the payout option you select that is described in this prospectus. We do not make any changes to your Contract without your permission except as may be required by law.
The Contract has an Accumulation Phase and an Annuity Phase.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
14

The Accumulation Phase is the first phase of your Contract, and it begins on the Issue Date. During the Accumulation Phase, your money is invested in the Investment Options you select on a tax-deferred basis. Tax deferral means you are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. (For more information, see section 12, Taxes.)
During the Accumulation Phase you can take withdrawals (subject to any withdrawal charge) and can also make additional Purchase Payments. Purchase Payments are subject to the restrictions set out in section 3, Purchase Payments – Purchase Payment Requirements.
For an additional charge, you may be able to select any one of the following optional benefits, if available.
Currently Available Riders
•	Income Protector (see section 11.a) provides guaranteed lifetime income called Lifetime Plus Payments that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base that is at least equal to the Annual Increase (total Purchase Payments adjusted for withdrawals plus a quarterly simple interest increase). You must be age 80 or younger to select Income Protector. Appendix K contains information specific to previously available versions of this benefit.
•	Investment Protector (see section 11.b) provides a Target Value (a level of protection for your principal and any annual investment gains) that is available on a future date if you hold the Contract for the required period. You must be age 80 or younger to select Investment Protector. Appendix K contains information specific to previously available versions of this benefit.
Previously Available Riders
•	The Maximum Anniversary Death Benefit potentially provides an increased death benefit based on the highest annual Contract Value adjusted for withdrawals (Maximum Anniversary Value). The Maximum Anniversary Death Benefit was only available at issue. Section 11.c describes the Maximum Anniversary Death Benefit that was available from April 30, 2012 through April 26, 2013. Appendix G describes the original Maximum Anniversary Death Benefit available from September 20, 2010 through April 29, 2011, and the second Maximum Anniversary Death Benefit available from May 2, 2011 through April 27, 2012.
•	The Bonus Option (see section 11.d) provides a 6% bonus on Purchase Payments received before age 81. The Bonus Option has a higher and longer withdrawal charge schedule and was only available at issue from October 1, 2007 through April 26, 2013.
•	The Lifetime Benefits (see Appendix D) are similar to Income Protector. These benefits also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit. The Lifetime Plus Benefit was available from October 1, 2007 through March 31, 2009 allowed single payments to begin from age 55 to age 90, and joint payments to begin from age 60 to age 90. The Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	The Target Date Benefits (see Appendix E) are similar to Investment Protector. These benefits also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently. The Target Date Retirement Benefit was available from May 1, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	The Quarterly Value Death Benefit (see Appendix F) potentially provides an increased death benefit based on the highest quarterly Contract Value adjusted for withdrawals (Quarterly Anniversary Value). The Quarterly Value Death Benefit was only available at issue from October 1, 2007 through March 7, 2010.
•	The Short Withdrawal Charge Option (see Appendix H) shortens the Base Contract's withdrawal charge period from seven to four years. It was only available at issue from October 1, 2007 through July 23, 2012.
•	The No Withdrawal Charge Option (see Appendix I) eliminates the Base Contract's withdrawal charge. It was only available at issue from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.
•	Income Focus (see Appendix J) provides guaranteed lifetime income called Income Focus Payments (which are similar to Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage (Income Value Percentage) of each Income Value (Purchase Payments adjusted for withdrawals). Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus was available from April 30, 2012 through April 24, 2015.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
15

The Accumulation Phase ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization. A Business Day is any day the New York Stock Exchange is open, except when an Investment Option does not value its shares.
•	The Business Day we process your request for a full withdrawal.
•	Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), the Business Day we first receive a Valid Claim from any one Beneficiary, unless the surviving spouse/Beneficiary continues the Contract. If there are multiple Beneficiaries, the remaining Contract Value continues to fluctuate with the performance of the Investment Options until the complete distribution of the death benefit.
If you request Annuity Payments, your Contract enters the Annuity Phase. During the Annuity Phase we make regular periodic payments (Annuity Payments) based on the life of a person you choose (the Annuitant). We send Annuity Payments to you (the Payee). You can choose when Annuity Payments begin (the Income Date), subject to certain restrictions. We base Annuity Payments on your Contract Value and the payout rates for the Annuity Option you select. If you select variable Annuity Payments, your payments will change based on your selected Investment Options' performance. If you select fixed Annuity Payments, your payments do not change unless an Annuitant dies. The Annuity Phase ends when we make the last Annuity Payment under your selected Annuity Option. For more information, see section 9, The Annuity Phase.
WHEN THE CONTRACT ENDS
The Contract ends when:
•	all applicable phases of the Contract (Accumulation Phase and/or Annuity Phase) have ended, and/or
•	if we received a Valid Claim, all applicable death benefit payments have been made.
For example, if you purchased a Contract and take a full withdrawal of the total Contract Value, both the Accumulation Phase and the Contract end even though the Annuity Phase never began and we did not make any death benefit payments.

2.	OWNERS, ANNUITANTS, AND OTHER SPECIFIED PERSONS

OWNER
You, as the Owner, have all the rights under the Contract. The Owner was designated at Contract issue. The Owner may be a non-individual, which is anything other than an individual person, which could be a trust, qualified plan, or corporation. Qualified Contracts can only have one Owner.
JOINT OWNERS
Non-Qualified Contracts can be owned by up to two individual Owners. If a Contract has Joint Owners, we generally require the signature of both Owners on any forms that are submitted to our Service Center. Our "Service Center" is the area of our company that issues Contracts and provides Contract maintenance and routine customer service.
NOTE: Partial Annuitizations (applying only part of your Contract Value to Annuity Payments) are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we do not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designated an Annuitant when you purchased your Contract. For Qualified Contracts, before the Income Date the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement. You can change the Annuitant on an individually owned Non-Qualified Contract at any time before the Income Date, but you cannot change the Annuitant if the Owner is a non-individual (for example, a qualified plan or trust). Subject to our approval, you can add a joint Annuitant on the Income Date if you take a Full Annuitization. For Qualified Contracts, the ability to add a joint Annuitant is subject to any plan requirements associated with the Contract. For jointly owned Contracts, if the Annuitant dies before the Income Date, the younger Owner automatically becomes the new Annuitant, but the Owner can subsequently name another Annuitant.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
16

Designating different persons as Owner(s) and Annuitant(s) can have important impacts on whether a death benefit is paid, and on who receives it as indicated below. For more examples, please see the Appendix to the SAI. Use care when designating Owners and Annuitants, and consult your Financial Professional if you have questions.
UPON THE DEATH OF A SOLE OWNER
Action under the portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
•
We pay a death benefit to the person you designate (the Beneficiary) unless the Beneficiary is the surviving spouse and continues the Contract. If the surviving spouse continues the Contract, they become the new Owner and the Accumulation Phase continues.
	•	The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
	•	If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
•
If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end when the guarantee period ends.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.

	•	If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.
BENEFICIARY
The Beneficiary is the person(s) or entity you designated at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If a Beneficiary predeceases you, or you and a Beneficiary die simultaneously as defined by applicable state law or regulation, that Beneficiary's interest in this Contract ends unless your Beneficiary designation specifies otherwise. If there are no surviving Beneficiaries or if there is no named Beneficiary, we pay the death benefit to your estate or the Owner if the Owner is a non-individual.
NOTE FOR JOINTLY OWNED CONTRACTS:  The sole primary Beneficiary is the surviving Joint Owner regardless of any other named Beneficiaries. Spousal Joint Owners may also appoint contingent Beneficiaries. However, Joint Owners who are not spouses may not appoint contingent Beneficiaries. If both Joint Owners who were never spouses die before we pay the death benefit, we pay the death benefit to the estate of the Joint Owner who died last.
If both spousal Joint Owners die simultaneously as defined by applicable state law or regulation, we pay the death benefit to the named contingent Beneficiaries, or to the estate of the spousal Joint Owner who died last if there are no named contingent Beneficiaries. If both spousal Joint Owners die simultaneously, state law may dictate who receives the death benefit.

COVERED PERSON(S)
If you select Income Protector or have Income Focus, we base Lifetime Plus Payments or Income Focus Payments (lifetime payments) on the lives of the Covered Person(s). Their ages determine availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage or initial Income Value Percentage as applicable. When you select one of these benefits, you choose whether you want payments based on your life (single lifetime payments), or the lifetime of you and your spouse (joint lifetime payments). Joint Covered Persons must be spouses within the meaning of federal tax law during the entire period your selected benefit is in effect. Joint lifetime payments are not available if there is more than a 30-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single lifetime payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
17

For joint lifetime payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the Owner is a qualified plan or a custodian, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary because we also require the qualified plan or custodian to be the sole primary Beneficiary. This structure allows the surviving non-Annuitant spouse to continue to receive lifetime payments.
After the date Income Protector or Income Focus is added to your Contract (Rider Effective Date) you cannot add or change a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. A Contract Anniversary is a twelve-month anniversary of your Contract's Issue Date. A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Lifetime Plus Payments or Income Focus Payments begin. We process your request on the Contract Anniversary* (or Benefit Anniversary*) that occurs immediately after we receive your request in Good Order at our Service Center. A request is in "Good Order" when it contains all the information we require to process it. If you remove a joint Covered Person, we change your rider charge to equal the current charge for single lifetime payments that is in effect on the anniversary that we process your request to remove a joint Covered Person if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Joint Covered Persons must qualify as spouses under federal tax law until the benefit ends. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or we will remove one former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner and Annuitant. At this time, we change the rider charge to equal the current charge for single lifetime payments that is in effect if this amount differs from your current charge. However, any new rider charge cannot be greater than the maximum listed in the Fee Tables or section 7, Expenses - Rider Charge. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any lifetime payments and the Contract all end.
If you select Income Protector and remove a joint Covered Person, we may increase your annual maximum Lifetime Plus Payment. If at the end of the last Business Day before the Benefit Anniversary that we remove the joint Covered Person the payment percentage for the remaining Covered Person's current age multiplied by the Contract Value is greater than your current annual maximum Lifetime Plus Payment, we increase your payment to this new amount. If you have Income Focus removing a joint Covered Person does not change your annual maximum Income Focus Payment.
Once we remove a Covered Person, he or she cannot be reinstated.
NOTE: For Joint Owners selecting single lifetime payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the benefit and any lifetime payments end. This means Lifetime Plus Payments or Income Focus Payments are no longer available even if a Covered Person is still alive.

PAYEE
The Payee is the person or entity who receives Annuity Payments during the Annuity Phase. The Owner receives tax reporting on those payments. Generally we require the Payee to be an Owner. However, we may allow you to name a charitable trust, financial institution, qualified plan, or an individual specified in a court order as a Payee subject to our approval. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
18

ASSIGNMENTS, CHANGES OF OWNERSHIP AND OTHER TRANSFERS OF CONTRACT RIGHTS
You can assign your rights under this Contract to someone else during the Accumulation Phase. An assignment may be absolute or limited, and includes changes of ownership, collateral assignments, or any other transfer of specific Contract rights. After an assignment, you may need the consent of the assignee of record to exercise certain Contract rights depending on the type of assignment and the rights assigned.
You must submit your request to assign the Contract in writing to our Service Center and we must approve it in writing. To the extent permitted by state law, we reserve the right to refuse to consent to any assignment at any time on a nondiscriminatory basis. We will not consent if the assignment would violate or result in noncompliance with any applicable state or federal law or regulation.
Upon our consent, we record the assignment. We are not responsible for the validity or effect of the assignment. We are not liable for any actions we take or payments we make before we receive your request in Good Order and record it. Assigning the Contract does not change, revoke or replace the originally named Annuitant or Beneficiary; if you also want to change the Annuitant or Beneficiary you must make a separate request.
An assignment may be a taxable event. In addition, there are other restrictions on changing the ownership of a Qualified Contract and Qualified Contracts generally cannot be assigned absolutely or on a limited basis. You should consult with your tax adviser before assigning this Contract.
NOTE IF YOU SELECT INCOME PROTECTOR OR HAVE INCOME FOCUS:  An assignment does not change the Covered Person(s). Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person who was previously an Owner or Annuitant no longer has that position, the benefit and any lifetime payments end based on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual) or last surviving Covered Person. However, if the deceased's spouse continues the Contract, the benefit and lifetime payments continue until the earlier of the date of death of the surviving spouse or last surviving Covered Person. This means that Lifetime Plus Payments or Income Focus Payments may end even if the Covered Person is still alive.

3.	PURCHASE PAYMENTS

PURCHASE PAYMENT REQUIREMENTS
The additional Purchase Payment requirements for this Contract are as follows.
•	If you do not select Income Protector or Investment Protector, and do not have Income Focus, you can make additional Purchase Payments of $50 or more during the Accumulation Phase.
•	If you select Income Protector or Investment Protector, or have Income Focus, we restrict additional Purchase Payments. Each rider year that we allow additional payments you cannot add more than your initial amount without our prior approval. If you select Income Protector or have Income Focus, we do not allow additional payments on or after the date Lifetime Plus Payments or Income Focus Payments begin (Benefit Date). If you select Investment Protector we do not allow additional payments on or after the third rider anniversary.
Your initial amount is all Purchase Payments received before the first Quarterly Anniversary of the first Contract Year. A Contract Year is a period of twelve months beginning on the Issue Date or any subsequent Contract Anniversary. If your benefit is effective on the Issue Date, we allow you to add up to the initial amount in the remainder of the first Contract Year (the first Quarterly Anniversary to the last Business Day before the first Contract Anniversary).
If you remove Income Protector, Income Focus or Investment Protector, these restrictions no longer apply.
•	We do not accept additional Purchase Payments on or after the Income Date that you take a Full Annuitization.
•	The maximum total Purchase Payments we accept without our prior approval is $1 million including amounts already invested in other Allianz Life of New York variable annuities.
We may, at our sole discretion, waive the minimum Purchase Payment requirements.
If you make additional Purchase Payments, we add this money to your Contract on the Business Day we receive it in Good Order. Our Business Day closes when regular trading on the New York Stock Exchange closes.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
19

If you submit a Purchase Payment to your Financial Professional, we do not begin processing the payment until we receive it. A Purchase Payment is "received" when it arrives at our Service Center from the address for mailing checks listed at the back of this prospectus regardless of how or when you submitted them. We forward Purchase Payments we receive at the wrong address to the last address listed at the back of this prospectus, which may delay processing.
ALLOCATION OF PURCHASE PAYMENTS
You must allocate your money to the Investment Options in whole percentages. If you have the Bonus Option, we allocate the bonus in the same way as the corresponding Purchase Payment. Currently we allow you to invest in up to 15 Investment Options at any one time. We may change this maximum in the future, but you can always invest in at least five Investment Options.
You can instruct us how to allocate additional Purchase Payments. If you do not instruct us, we allocate them according to your future Purchase Payment allocation instructions. Contract Value transfers between Investment Options do not change your future allocation instructions, or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector, or have Income Focus. For more information, see section 5, Investment Options – Electronic Investment Option Transfer and Allocation Instructions.
You can change your future allocation instructions at any time without fee or penalty. Future allocation instruction changes are effective on the Business Day we receive them in Good Order at our Service Center. If you change your future allocation instructions and you are participating in the dollar cost averaging program or the flexible rebalancing program, this change does not automatically apply to your allocation instructions for these programs. To change your allocation instructions for these programs, you must send us additional instructions. We accept changes to future allocation instructions from any Owner unless you instruct otherwise. We may allow you to authorize someone else to change allocation instructions on your behalf.
AUTOMATIC INVESTMENT PLAN (AIP)
The AIP makes additional Purchase Payments during the Accumulation Phase on a monthly or quarterly basis by electronic money transfer from your savings, checking or brokerage account. You can participate in AIP by completing our AIP form. Our Service Center must receive your form in Good Order by the 15th of the month (or the next Business Day if the 15th is not a Business day) in order for AIP to begin that same month. We process AIP Purchase Payments on the 20th of the month, or the next Business Day if the 20th is not a Business Day. We allocate AIP Purchase Payments according to your future allocation instructions which must comply with the allocation requirements and restrictions stated in this section, and if you select Income Protector or Investment Protector, or have Income Focus, they must also comply with the allocation restrictions stated in section 11.a, section 11.b or Appendix J. AIP has a maximum of $1,000 per month. We must receive your request to stop or change AIP at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the Business Day we process AIP to make the change that month. If you select Income Protector or Investment Protector, or have Income Focus, and/or choose to begin Annuity Payments, AIP ends automatically as follows.
•	If you begin Annuity Payments, AIP ends on the Business Day before the Income Date.
•	If you select Income Protector or have Income Focus, AIP ends on the Benefit Date.
•	If you select Investment Protector, AIP ends on the third rider anniversary.
We reserve the right to discontinue or modify AIP at any time and for any reason.
NOTE: For Owners of Qualified Contracts, AIP is not available if your Contract is funding a plan that is tax qualified under Section 401 or 403(b) of the Internal Revenue Code.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program transfers Contract Value monthly from the AZL Government Money Market Fund to your selected Investment Options. By allocating on a regularly scheduled basis, as opposed to making a one-time allocation, your Contract Value may be less susceptible to market fluctuations. However, dollar cost averaging does not directly result in a Contract Value gain or protect against a market loss.
You can participate in either the six- or twelve-month DCA program by completing our DCA form. You can participate in this program, during the Accumulation Phase, one or more times. There are no fees for DCA transfers and currently, we do not count them as a free transfer. We reserve the right to discontinue or modify the DCA program at any time and for any reason.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
20

If you choose to participate in this program, you must allocate at least $1,500 to the AZL Government Money Market Fund. Each month while the program is in effect, we transfer Contract Value applied to the DCA program from the AZL Government Money Market Fund according to your future Purchase Payment allocation instructions.
Information on the AZL Government Money Market Fund can be found in section 5, Investment Options; Appendix A – Annual Operating Expenses for Each Investment Option; and in the AZL Government Money Market Fund prospectus that you can obtain from your Financial Professional or us by calling the toll-free telephone number at the back of this prospectus.
We make DCA transfers on the tenth of the month, or the next Business Day if the tenth is not a Business Day. We must receive your DCA form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these transfers or your participation does not begin until next month.
Your participation ends on the earliest of the following:
•	the Benefit Date that Lifetime Plus Payments begin if you select Income Protector;
•	you request to end the program (your request must be received at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the tenth to end that month);
•	the DCA program period ends (which is either six or twelve months); or
•	your Contract ends.
If the DCA program ends at your request or because you request Lifetime Plus Payments, on the Business Day your program ends we transfer any remaining DCA program Contract Value in the AZL Government Money Market Fund according to your future allocation instructions.
NOTE:
•	For Contracts with Income Protector or Investment Protector, quarterly rebalancing transfers under these benefits do not move Contract Value allocated to the DCA program into or out of the AZL Government Money Market Fund.
•	This program is not available if you have Income Focus.

4.	VALUING YOUR CONTRACT

Your Contract Value increases and decreases based on Purchase Payments (and any bonus), transfers, withdrawals, deduction of fees and charges, and your selected Investment Options' performance.
We place Purchase Payments you allocate to the Investment Options into subaccounts under our Separate Account (Allianz Life of NY Variable Account C). Each subaccount invests exclusively in one Investment Option. We use accumulation units to account for all amounts allocated to or withdrawn from each subaccount. If you request variable Annuity Payments during the Annuity Phase, we call this measurement an annuity unit.
ACCUMULATION UNITS
When we receive a Purchase Payment at our Service Center, we credit your Contract with accumulation units based on the Purchase Payment (and any bonus) amount and daily price (accumulation unit value) for the subaccount of your selected Investment Option. A subaccount's accumulation unit value is based on the price (net asset value) of the underlying Investment Option. An Investment Option's net asset value is typically determined at the end of each Business Day, and any Purchase Payment received at or after the end of the current Business Day receives the next Business Day's price.
We arbitrarily set the initial accumulation unit value for each subaccount. On the Issue Date, the number of accumulation units in each subaccount was equal to the initial Purchase Payment (and any bonus) amount allocated to a subaccount, divided by that subaccount's accumulation unit value.
Example
•	On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
•	When the New York Stock Exchange closes on that Wednesday, we determine that the accumulation unit value is $13.25 for your selected Investment Option.
We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with 226.415094 subaccount accumulation units for your selected Investment Option.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
21

At the end of each Business Day, we adjust the number of accumulation units in each subaccount as follows. Additional Purchase Payments (and any bonus) and transfers into a subaccount increase the number of accumulation units. Withdrawals, transfers out of a subaccount, and the deduction of any Contract charge other than the M&E charge decrease the number of accumulation units. The M&E charge reduces the accumulation unit value, not the number of accumulation units.
At the end of each Business Day for each subaccount, we multiply the accumulation unit value at the end of the prior Business Day by the percentage change in value of an Investment Option since the prior Business Day. The percentage change includes both the market performance of the Investment Option and the assessed M&E Charge.
COMPUTING CONTRACT VALUE
We calculate your Contract Value at the end of each Business Day by multiplying each subaccount's accumulation unit value by its number of accumulation units, and then adding those results together for all subaccounts. Additional Purchase Payments increase your Contract Value, withdrawals and Contract charges reduce your Contract Value. Your Contract Value on any given Business Day is determined at the end of the prior Business Day. For example, your Contract Value on a Contract Anniversary reflects the number and value of the accumulation units at the end of the prior Business Day.

5.	INVESTMENT OPTIONS

The following table lists this Contract's Investment Options and their associated investment advisers and subadvisers, investment objectives, and primary investments. Depending on market conditions, you can gain or lose value by investing in the Investment Options. In the future, we may add, eliminate or substitute Investment Options to the extent permitted by the federal securities laws and, when required, the Securities & Exchange Commission. Certain Investment Options listed here may not be available to you as disclosed in the list of Investment Options at the front of this prospectus.
You should read the Investment Options' prospectuses carefully. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. The operation of the Investment Options and their various risks and expenses are described in the Investment Options' prospectuses. You can obtain the current Investment Options' prospectus by contacting your Financial Professional or calling us at the toll-free telephone number listed at the back of this prospectus.
Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. A material conflict of interest may arise between insurance companies, owners of different types of contracts, and retirement plans or their participants. Each Investment Option's Board of Directors monitors for material conflicts, and determines what action, if any, should be taken.
The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios managed by the same investment advisers. Although the names, objectives and policies may be similar, the Investment Options investment results may be higher or lower than these other portfolios' results. The investment advisers cannot guarantee, and make no representation, that these similar funds' investment results will be comparable even though the Investment Options have the same names, investment advisers, objectives, and policies.
Each Investment Option offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust) is a "fund of funds" and diversifies its assets by investing primarily in shares of several other affiliated mutual funds.
The Investment Options may pay 12b‑1 fees to the Contracts' distributor, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. In addition, we may enter into certain arrangements under which we, or Allianz Life Financial Services, LLC, are compensated by the Investment Options' advisers, distributors and/or affiliates for administrative services and benefits we provide to the Investment Options. The compensation amount usually is based on the Investment Options' aggregate assets purchased through contracts we issue or administer. Some advisers may pay us more or less than others. The maximum service fee we currently receive is 0.35% annually of the average aggregate amount invested by us in the Investment Options.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
22

The Allianz VIP Fund of Funds Trust underlying funds do not pay 12b‑1 fees or service fees to the Trust, and the Trust does not charge 12b‑1 fees or service fees. The Allianz VIP Fund of Funds Trust underlying funds or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to you. Service fees may vary depending on the underlying fund.
We offer other variable annuity contracts that may invest in these Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.
The following advisers and subadvisers are affiliated with us through common ownership: Allianz Investment Management LLC, Allianz Global Investors Fund Management LLC, NFJ Investment Group LLC, and Pacific Investment Management Company LLC.
INVESTMENT OPTIONS
Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
ALLIANZ
Managed by Allianz Global Investors Fund Management LLC/Allianz Global Investors U.S. LLC	RCM Dynamic Multi-Asset Plus VIT Portfolio	Specialty	Long-term capital appreciation
Invests in a globally diverse combination of equity securities and U.S. dollar denominated fixed income securities, including emerging markets, and targets a strategic asset allocation of 60% equity exposure and 40% fixed income exposure. Seeks to limit downside risk by moving toward less volatile asset classes during periods of high market volatility.

ALLIANZ FUND OF FUNDS
Managed by Allianz Investment Management LLC	AZL Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily in a combination of five underlying bond and equity index funds, to achieve a range generally from 40% to 60% of assets in the underlying equity index funds and 40% to 60% in the underlying bond index fund.

	AZL DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, to achieve a range generally from 50% to 70% of assets in the underlying equity funds and 30% to 50% in the underlying fixed income fund.

	AZL MVP Fusion Balanced Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 40% to 60% of assets in equity funds and approximately 40% to 60% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Conservative Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 25% to 45% of assets in equity funds and approximately 55% to 75% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
23

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Fusion Growth Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 70% to 90% of assets in equity funds and approximately 10% to 30% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Fusion Moderate Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of underlying investments, to achieve a range generally from 55% to 75% of assets in equity funds and approximately 25% to 45% invested in fixed income funds, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May include allocation of up to 20% of the fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Balanced Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation with preservation of capital as an important consideration
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 40% to 60% to underlying equity index funds and 40% to 60% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP BlackRock Global Allocation Fund	Specialty	High total investment return
Invests primarily (approximately 80% to 100%) in the underlying AZL BlackRock Global Allocation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP DFA Multi-Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying funds subadvised by Dimensional Fund Advisors LP, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation with income as a secondary goal
Invests primarily (approximately 80% to 100%) in the underlying AZL Franklin Templeton Founding Strategy Plus Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP Growth Index Strategy Fund	A "Fund of Funds" Model Portfolio	Long-term capital appreciation
Invests primarily (approximately 80% to 100%) in a combination of five underlying index funds (generally allocated 65% to 85% to underlying equity index funds and 15% to 35% to underlying bond index funds), combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
24

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL MVP Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests primarily (approximately 80% to 100%) in the underlying AZL Invesco Equity and Income Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

	AZL MVP T. Rowe Price Capital Appreciation Fund	Specialty	Long term capital appreciation with preservation of capital as an important intermediate-term objective
Invests primarily (approximately 80% to 100%) in the underlying AZL T. Rowe Price Capital Appreciation Fund, combined with the MVP (Managed Volatility Portfolio) risk management process intended to adjust the risk of the portfolio based on quantitative indicators of market risk. May invest up to 20% of the Fund's assets in a combination of derivative and fixed income instruments.

BLACKROCK
Managed by Allianz Investment Management LLC/BlackRock Capital Management, Inc.	AZL BlackRock Capital Appreciation Fund	Large Growth	Long-term growth of capital	Invests at least 65% of total assets in common and preferred stock and securities convertible into common and preferred stock of mid-size and large-size companies.
Managed by Allianz Investment Management LLC/BlackRock Financial Management, Inc.	AZL Enhanced Bond Index Fund	Intermediate-Term Bonds	Exceed total return of the Barclays Capital U.S. Aggregate Bond Index	Invests at least 80% of net assets in investment-grade debt securities of all types and repurchase agreements for those securities.
Managed by Allianz Investment Management LLC/BlackRock Advisors, LLC	AZL Government Money Market Fund	Cash Equivalent	Current income consistent with stability of principal
Invests at least 99.5% of its total assets in cash, government securities, or repurchase agreements that are collateralized fully. Invests at least 80% in government securities or in repurchase agreements collateralized by government securities. Investments include U.S. Treasury bills, notes and other obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, and repurchase agreements secured by such obligations. In addition, the Fund may invest in variable and floating rate instruments. During extended periods of low interest rates, and due in part to contract fees and expenses, the yield of the AZL Government Money Market Fund may also become extremely low and possibly negative.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL International Index Fund	International	Match the performance of the MSCI EAFE® Index as closely as possible
Invests at least 80% of its assets in a statistically selected sampling of equity securities of companies included in the Morgan Stanley Capital International Europe, Australasia and Far East Index (MSCI EAFE) and in derivative instruments linked to the MSCI EAFE Index.

	AZL Mid Cap Index Fund	Mid Cap	Match the performance of the Standard & Poor's MidCap 400® Index ("S&P 400 Index") as closely as possible
Invests at least 80% of the value of its net assets in a statistically selected sampling of equity securities of companies included in the S&P 400 Index and in derivative instruments linked to the S&P 400 Index, primarily futures contracts.

Managed by Allianz Investment Management LLC/BlackRock Investment Management, LLC	AZL Russell 1000 Growth Index Fund	Large Growth	Match the total return of the Russell 1000® Growth Index	Invests in all stocks in the Russell 1000® Growth Index in proportion to their weighting in the index.
	AZL Russell 1000 Value Index Fund	Large Value	Match the total return of the Russell 1000® Value Index	Invests in all stocks in the Russell 1000® Value Index in proportion to their weighting in the index.
	AZL S&P 500 Index Fund	Large Blend	Match total return of the S&P 500®	Normally invests in all 500 stocks in the S&P 500® in proportion to their weighting in the index.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
25

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	AZL Small Cap Stock Index Fund	Small Cap	Match performance of the S&P SmallCap 600 Index®	Invests at least 80% of its assets in investments of small capitalization companies, with market capitalizations at the time of purchase, included in the S&P SmallCap 600 Index.
Managed by BlackRock Advisors, LLC/BlackRock Investment Management, LLC and BlackRock International Limited	BlackRock Global Allocation V.I. Fund	Specialty	High total investment return
Invests in both equity and debt securities, including money market securities, of issuers located around the world. Seeks diversification across markets, industries, and issuers. May invest in securities of companies of any market capitalization and in REITs.

BOSTON COMPANY
Managed by Allianz Investment Management LLC/The Boston Company Asset Management LLC	AZL Boston Company Research Growth Fund	Large Growth	Long-term growth of capital and income	Primarily invests in common stocks of large, well-established and mature companies. May invest in non-dividend paying companies and up to 30% of its total assets in foreign securities.
DAVIS
Managed by Davis Selected Advisers, L.P.	Davis VA Financial Portfolio	Specialty	Long-term growth of capital	At least 80% of net assets in securities issued by companies principally engaged in the financial services sector.
FEDERATED
Managed by Allianz Investment Management LLC/Federated Global Investment Management Corp.	AZL Federated Clover Small Value Fund	Small Cap	Capital Appreciatiion
Invests at least 80% of its net assets in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Index.

FIDELITY
Managed by Strategic Advisers, Inc.	Fidelity VIP FundsManager 50% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 35% domestic equity funds, 15% international equity funds, 40% fixed income funds and 10% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 50% Composite Index.

	Fidelity VIP FundsManager 60% Portfolio	Model Portfolio (Fund of Funds)	High total return
Invests in a combination of underlying Fidelity retail and variable insurance products funds using a target allocation of approximately 42% domestic equity funds, 18% international equity funds, 35% fixed income funds and 5% money market funds, to achieve portfolio characteristics similar to the VIP FundsManager 60% Composite Index.

FRANKLIN TEMPLETON
Managed by Allianz Investment Management LLC/Franklin Mutual Advisers, LLC, Templeton Global Advisors Limited, and Franklin Advisers, Inc.	AZL Franklin Templeton Founding Strategy Plus Fund	Specialty	Long-term capital appreciation, with income as a secondary goal
Invests in a combination of subportfolios or strategies, each of which is managed by an asset manager that is part of Franklin Templeton. The strategies invest primarily in U.S. and foreign equity and fixed income securities.

Administered by Franklin Templeton Services, LLC	Franklin Founding Funds Allocation VIP Fund	Specialty (Fund of Funds)	Capital appreciation with income as a secondary goal.	Invests equal portions in Class 1 shares of the Franklin Income VIP Fund, Mutual Shares VIP Fund, and Templeton Growth VIP Fund.
Managed by Franklin Advisers, Inc.	Franklin High Income VIP Fund	High-Yield Bonds	High current income with capital appreciation as a secondary goal	Invests predominantly in high yield, lower-rated debt securities ("junk bonds").
	Franklin Income VIP Fund	Specialty	Maximize income while maintaining prospects for capital appreciation	Normally invests in debt and equity securities.
Managed by Franklin Mutual Advisers, LLC	Franklin Mutual Shares VIP Fund	Large Value	Capital appreciation, with income as a secondary goal	Invests primarily in U.S. and foreign equity securities that the investment manager believes are undervalued.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
26

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
Managed by Franklin Advisers, Inc.	Franklin U.S. Government Securities VIP Fund	Intermediate-Term Bonds	Income	At least 80% of its net assets in U.S. government securities.
	Templeton Global Bond VIP Fund	Intermediate-Term Bonds	High current income, consisent with preservation of capital, with capital appreciation as a secondary consideration	Normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.
Managed by Templeton Global Advisors Limited	Templeton Growth VIP Fund	International Equity	Long-term capital growth	Normally invests predominantly in equity securities of companies located anywhere in the world, including developing markets.
GATEWAY
Managed by Allianz Investment Management LLC/Gateway Investment Advisors, LLC	AZL Gateway Fund	Specialty	Capture equity market investment returns, while exposing investors to less risk than other equity investments
Normally invests in a broadly diversified portfolio of common stocks, while also selling index call options and purchasing index put options. May invest in companies with small, medium or large market capitalizations and in foreign securities traded in U.S. markets.

INVESCO
Managed by Allianz Investment Management LLC/Invesco Advisers, Inc.	AZL Invesco Equity and Income Fund	Specialty	Highest possible income consistent with safety of principal. Secondary objective of long-term growth of capital
Invests at least 80% of its net assets in equity and income securities. Invests at least 65% of its total assets in income-producing equity securities and also invests in investment grade quality debt securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco Growth and Income Fund	Large Value	Income and long-term growth of capital
Invests primarily in income-producing equity securities, including common stocks and convertible securities. May invest up to 15% of net assets in REITs and up to 25% of net assets in foreign securities.

	AZL Invesco International Equity Fund	International	Long-term growth of capital	At least 80% of its assets in a diversified portfolio of equity securities of foreign issuers that are considered by the fund's subadviser to have strong earnings growth.
J.P. MORGAN
Managed by Allianz Investment Management LLC/J.P. Morgan Investment Management, Inc.	AZL JPMorgan International Opportunities Fund	International	Long term capital appreciation	Invests in a diversified portfolio of equity securities of issuers from developed countries other than the U.S., primarily those in the MSCI EAFE Index.
	AZL JPMorgan U.S. Equity Fund	Large Blend	High total return	Invests at least 80% of its net assets, plus any borrowings for investment purposes, primarily in equity securities of large- and medium-capitalization U.S. companies.
Managed by J.P. Morgan Investment Management, Inc.	JPMorgan Insurance Trust Core Bond Portfolio	Intermediate-Term Bonds	Maximize total return	Invests at least 80% of net assets in bonds with intermediate to long-term maturities.
METWEST
Managed by Allianz Investment Management LLC/Metropolitan West Asset Management, LLC	AZL MetWest Total Return Bond Fund	Intermediate-Term Bonds	Maximize long-term total return
At least 80% of its net assets in investment grade fixed income securities or unrated securities that are determined by the subadviser to be of similar quality and in fixed income securities it regards as bonds. The portfolio duration is two to eight years and the dollar-weighted average maturity ranges from two to fifteen years. The Fund invests in the U.S. and abroad, including emerging markets.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
27

MFS
Managed by Allianz Investment Management LLC/Massachusetts Financial Services Company	AZL MFS Investors Trust Fund	Large Blend	Capital appreciation
Invests primarily in equity securities of companies with large capitalizations that the subadviser believes has above average earnings growth potential, are undervalued, or in a combination of growth and value companies.

	AZL MFS Mid Cap Value Fund	Mid Cap	Capital appreciation
Invests at least 80% of net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap® Value Index at the time of purchase that the fund's subadviser believes are undervalued.

	AZL MFS Value Fund	Large Value	Capital appreciation
The fund seeks capital appreciation and normally invests the Fund's assets primarily in equity securities. MFS focuses on investing the Fund's assets in the stocks of companies it believes are undervalued compared to their perceived worth.

Managed by Massachusetts Financial Services Company	MFS VIT Total Return Bond Portfolio	Intermediate-Term Bond	Total return with an emphasis on current income, but also considering capital appreciation
Invests at least 80% of net assets in debt instruments, mainly investment grade, but also in less than investment grade quality debt instruments. May also invest in foreign securities and may use derivatives for any investment purpose.

MORGAN STANLEY
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc.	AZL Morgan Stanley Global Real Estate Fund	Specialty	Income and capital appreciation
Invests at least 80% of assets in equity securities of companies in the real estate industry located throughout the world, including real estate investment trusts and real estate operating companies established outside the U.S.

MORGAN STANLEY and J.P. MORGAN
Managed by Allianz Investment Management LLC/Morgan Stanley Investment Management, Inc., and J.P. Morgan Investment Management, Inc.	AZL Multi-Manager Mid Cap Growth Fund	Mid Cap	Capital growth
Invests in a combination of two subportfolios, or strategies, with equal allocations of the assets to each strategy. The fund as a whole will normally invest at least 80% of net assets in equity securities of mid cap companies, with market capitalizations within the range of the Russell Midcap Growth Index.

NFJ
Managed by Allianz Investment Management LLC/NFJ Investment Group LLC	AZL NFJ International Value Fund	International Equity	Long-term growth of capital and income
Invests at least 65% of net assets in equity securities of non-U.S. companies with market capitalization greater than $1 billion, with a significant portion in dividend-paying securities and up to 50% in emerging market securities.

Managed by Allianz Global Investors Fund Management LLC	Allianz NFJ Dividend Value VIT Portfolio	Large Value	Long-term growth of capital and income	Invests at least 80% of net assets in common stocks and other equity securities of companies that pay or are expected to pay dividends, and have market capitalizations greater than $3.5 billion.
OPPENHEIMERFUNDS
Managed by Allianz Investment Management LLC/OppenheimerFunds, Inc.	AZL Oppenheimer Discovery Fund	Small Cap	Capital appreciation
Under normal market conditions, invests in common stocks and other equity securities of U.S. companies with small market capitalizations, at the time of purchase in the range of companies included in the Russell 2000 Growth Index and that the subadviser believes to have favorable growth prospects.

PIMCO
Managed by Pacific Investment Management Company LLC	PIMCO VIT All Asset Portfolio	Specialty (Fund of Funds)	Maximum real return consistent with preservation of real capital and prudent investment management	Invests substantially all of its assets in institutional class shares of the underlying PIMCO Funds.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
28

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT CommodityReal Return® Strategy Portfolio	Specialty	Maximum real return consistent with prudent investment management	Invests in commodity linked derivative instruments backed by a portfolio of inflation-indexed securities and other fixed income securities.
	PIMCO VIT Emerging Markets Bond Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management	At least 80% of its assets in fixed income instruments of issuers that economically are tied to emerging markets countries.
	PIMCO VIT Global Advantage Strategy Bond Portfolio	Intermediate-Term Bonds	Total return, which exceeds that of its benchmarks, consistent with prudent investment management
At least 80% of its assets in fixed income instruments that are economically tied to at least three countries (one of which may be the United States), which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Global Bond Portfolio (Unhedged)	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in fixed income instruments of issuers in at least three countries (one of which may be the U.S.), which may be represented by forwards or derivatives. May invest, without limitation, in securities economically tied to emerging market countries.

	PIMCO VIT Global Dividend Portfolio	International Equity	Capital appreciation
Normally invests at least 75% of its assets in equity securities, including common and preferred stock, of issuers that PIMCO believes are attractively valued that currently pay dividends and have the potential for earnings and dividend growth over time. May invest a significant portion of its assets in securities and instruments that are economically tied to foreign countries.

	PIMCO VIT Global Multi-Asset Managed Allocation Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments.

	PIMCO VIT Global Multi-Asset Managed Volatility Portfolio	Specialty	Total return which exceeds that of a blend of 60% MSCI World Index/40% Barclays U.S. Aggregate Index with explicit management of overall portfolio volatility
Invests in a combination of affiliated and unaffiliated funds, fixed income instruments, equity securities, forwards and derivatives. Typically invests 50% to 70% of total assets in equity-related investments. A three-step approach is used in seeking to achieve the return and volatility parameters of the investment objective.

	PIMCO VIT High Yield Portfolio	High-Yield Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 80% of assets in a diversified portfolio of high-yield securities ("junk bonds") rated below investment grade by Moody's or equivalently rated by S&P or Fitch. May invest up to 20% of total asets in securities denominated in foreign currencies.

	PIMCO VIT Real Return Portfolio	Intermediate-Term Bonds	Maximum real return, consistent with preservation of real capital and prudent investment management	At least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
29

Investment Management Company and Adviser/Subadviser	Name of Investment Option	Asset Category	Objective(s)	Primary Investments (Normal market conditions)
	PIMCO VIT Total Return Portfolio	Intermediate-Term Bonds	Maximum total return, consistent with preservation of capital and prudent investment management
At least 65% of total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

	PIMCO VIT Unconstrained Bond Portfolio	Specialty	Maximum long-term return, consistent with preservation of capital and prudent investment management
At least 80% of its assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.

PYRAMIS
Managed by Allianz Investment Management LLC/FIAM LLC	AZL Pyramis Total Bond Fund	Intermediate-Term Bond	High level of current income
Invests at least 80% of its net assets in debt securities of all types and in instruments related to such securities, such as repurchase agreements on such securities, and uses the Barclays Capital U.S. Aggregate Bond Index as a guide in structuring the Fund.

SCHRODER
Managed by Allianz Investment Management LLC/Schroder Investment Management North America Inc.	AZL Schroder Emerging Markets Equity Fund	Specialty	Capital appreciation
Invests at least 80% of its net assets in equity securities of companies that the subadviser believes to be "emerging market" issuers. May invest remainder of assets in securities of issuers located anywhere in the world.

T. ROWE PRICE
Managed by Allianz Investment Management LLC/T. Rowe Price Associates, Inc.	AZL T. Rowe Price Capital Appreciation Fund	Specialty	Long-term capital appreciation with preservation of capital as an important intermediate-term objective.
Invests at least 50% of its total assets in the common stocks of established U.S. companies that the subadviser believes has above-average potential  for capital growth. The remaining assets are generally invested in convertible securities, corporate and government debt, bank loans, and foreign securities. The Investment Option may invest up to 25% of its total assets in foreign securities.

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of your selected Investment Options, for any reason in our sole discretion. To the extent required by the Investment Company Act of 1940 or other applicable law, we do not substitute any shares without SEC approval and providing you notice. We may make substitutions with respect to your existing allocations, future Purchase Payment allocations, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain purchaser classes. We may limit further Investment Option allocations if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We may also close Investment Options to additional allocations. The fund companies that sell Investment Option shares to us, pursuant to participation agreements, may end those agreements and discontinue offering us their shares.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
30

TRANSFERS BETWEEN INVESTMENT OPTIONS
You can make transfers between Investment Options, subject to the following restrictions. Currently, there is no maximum number of transfers allowed, but we may change this in the future. Transfers may be subject to a transfer fee, see section 7, Expenses.
The following applies to any transfer.
•	The minimum transfer is $1,000, or the entire Investment Option amount if less. We waive this requirement under the dollar cost averaging and flexible rebalancing programs, and under the allocation and transfer restrictions for Income Protector, Income Focus and Investment Protector.
•	Your request for a transfer must clearly state the Investment Options involved and how much to transfer.
•	If you select Income Protector or Investment Protector, or have Income Focus, your transfer instructions must comply with the "Investment Option Allocation Restrictions and Quarterly Rebalancing" in section 11.a, Income Protector; section 11.b, Investment Protector; or Appendix J, Income Focus.
•	Your right to make transfers is subject to the Excessive Trading and Market Timing policy discussed later in this section.
•	Contract Value transfers between Investment Options do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value quarterly if you select Income Protector or Investment Protector, or have Income Focus. To change this quarterly rebalancing when you make a transfer, you must also change your future allocation instructions.
We process transfer requests based on prices next determined after we receive your request in Good Order at our Service Center. If we do not receive your transfer request before the end of the current Business Day, even if due to our delay in answering your call or a delay caused by our electronic systems, you receive the next Business Day's prices. Unless you instruct us not to, we accept transfer instructions from any Owner. We may also allow you to authorize someone else to request transfers on your behalf.
ELECTRONIC INVESTMENT OPTION TRANSFER AND ALLOCATION INSTRUCTIONS
We use reasonable procedures to confirm that electronic transfer and allocation instructions given to us are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all fax, email and website instructions. We reserve the right to deny any transfer request or allocation instruction change, and to discontinue or modify our electronic instruction privileges at any time for any reason.
Please note that telephone, fax, email and/or the website may not always be available. Any electronic system, whether it is ours, yours, your service provider's, or your Financial Professional's, can experience outages or slowdowns for a variety of reasons, which may delay or prevent our processing of your transfer request or allocation instruction change. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability. If you are experiencing problems, you should submit your instructions in writing to our Service Center.
By authorizing electronic instructions, you authorize us to accept and act upon these instructions for your Contract. There are risks associated with electronic communications that do not occur with a written request. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone with your password; we cannot verify that the person providing instructions on the website is you, or is authorized by you.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
31

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.
Frequent transfers, programmed transfers, transfers into and then out of an Investment Option in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
•	Dilution of the interests of long-term investors in an Investment Option, if market timers or others transfer into an Investment Option at prices that are below their true value, or transfer out at prices above their true value.
•	An adverse effect on portfolio management, such as causing an Investment Option to maintain a higher level of cash or causing an Investment Option to liquidate investments prematurely.
•	Increased brokerage and administrative expenses.
We attempt to protect our Owners and the Investment Options from potentially disruptive trading through our excessive trading and market timing policies and procedures. Under these policies and procedures, we could modify your transfer privileges for some or all of the Investment Options. Unless prohibited by your Contract or applicable state law, we may:
•	Limit transfer frequency (for example, prohibit more than one transfer a week, or more than two a month, etc.).
•	Restrict the transfer method (for example, requiring all transfers be sent by first-class U.S. mail and rescinding electronic transfer privileges).
•	Require a minimum time period between each transfer into or out of the same Investment Option. Our current policy, which is subject to change without notice, prohibits "round trips" within 14 calendar days. We do not include transfers into and/or out of the AZL Government Money Market Fund when available in your Contract. Round trips are transfers into and back out of the same Investment Option, or transfers out of and back into the same Investment Option.
•	Refuse transfer requests made on your behalf by an asset allocation and/or market timing service.
•	Limit the dollar amount of any single Purchase Payment or transfer request to an Investment Option.
•	Prohibit transfers into specific Investment Options.
•	Impose other limitations or restrictions to the extent permitted by federal securities laws.
We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Option may be unable to invest effectively in accordance with its investment objectives and policies.
Currently, we attempt to deter disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine it constitutes disruptive trading, we also impose transfer restrictions. Transfer restrictions may include refusing electronic transfers and requiring all transfers be sent by first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions if we determine, in our sole discretion, that transfers disadvantage other Owners. We notify you in writing if we impose transfer restrictions on you.
We do not include automatic transfers made under any of our programs or Contract features when applying our market timing policy.
We adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by your legitimate interest in diversifying your investment and making periodic asset re-allocations based on your personal situation or overall market conditions. We attempt to protect your interests in making legitimate transfers by providing reasonable and convenient transfer methods that do not harm other Owners.
We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures discussed here. In determining if a transfer is appropriate, we may, but are not required to, take into consideration its relative size, whether it was purely a defensive transfer into the AZL Government Money Market Fund, and whether it involved an error or similar event. We may also reinstate electronic transfer privileges after we revoke them, but we do not reinstate these privileges if we believe they might be used for future disruptive trading.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
32

We cannot guarantee the following.
•	Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
•	Revoking electronic transfer privileges will successfully deter all potentially disruptive trading.
In addition, some of the Investment Options are available to other insurance companies and we do not know if they adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be. Because we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.
We may, without prior notice to any party, take whatever action we deem appropriate to comply with any state or federal regulatory requirement. In addition, purchase orders for an Investment Option's shares are subject to acceptance by that Investment Option's manager. We reserve the right to reject, without prior notice, any Investment Option transfer request or Purchase Payment if the purchase order is rejected by the investment manager. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we must provide information about you and your trading activities to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept buy orders from us until we comply.
Investment Options may add or change policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group if the investment adviser to one or more of the Investment Options determines that the person requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the Investment Options' managers.
NOTE: This Contract is not designed for professional market timing organizations, or other persons using programmed, large, or frequent transfers, and we may restrict excessive or inappropriate transfer activity.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and how we apply trading restrictions, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's electronic transfer privileges and require all future requests to be sent by first-class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Option, we may prohibit transfers into or Purchase Payment allocations to that Investment Option. We notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.
The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if others are able to engage in potentially disruptive trading practices that have negative effects.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
33

FLEXIBLE REBALANCING PROGRAM
Your selected Investment Options' performance may cause the percentage of Contract Value in each Investment Option to change. Flexible rebalancing can help you maintain your selected allocation percentages. You can direct us to automatically adjust your Contract Value in the Investment Options on a quarterly, semi-annual or annual basis according to your instructions. We make flexible rebalancing transfers on the 20th of the month, or the prior Business Day if the 20th is not a Business Day. We must receive your flexible rebalancing program form in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we rebalance, or your program does not begin until next month. If you participate in this program, there are no fees for the flexible rebalancing transfers and we do not currently count them as a free transfer. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To end this program, we must receive your request at our Service Center by 4 p.m. Eastern Time on the Business Day immediately before the 20th to end that month.
NOTE: This program is not available if you select Income Protector or Investment Protector, or have Income Focus.

FINANCIAL ADVISER FEES
If you have an investment adviser and want to pay their fees from this Contract, you can submit a written request to our Service Center on a form satisfactory to us. If we approve your request, we withdraw the fee and pay it to your adviser. We treat this fee payment as a withdrawal.
Financial adviser fees paid from a Non-Qualified Contract will be a taxable withdrawal to the extent that gain exists within the Contract. If any Owner is under age 59½, withdrawals may be subject to a 10% additional federal tax.
Financial adviser fees paid from an IRA will not be treated as a taxable withdrawal as long as the annuity contract is solely liable for the payment of the fee. You should consult a tax adviser regarding the tax treatment of adviser fee payments.
Your investment adviser acts on your behalf, not ours. We are not party to your advisory agreement or responsible for your adviser's actions. We do not set your adviser's fee or receive any part of it. Any adviser fee you pay is in addition to this Contract's fees and expenses. You should ask your adviser about compensation they receive for this Contract.
You can submit a written request to our Service Center on a form satisfactory to us to allow your adviser to make Investment Option transfers on your behalf. However, we reserve the right to review an adviser's trading history before allowing him or her to make transfers. If, in our sole discretion, we believe the adviser's trading history indicates excessive trading, we can deny your request. If we approve it, your adviser is subject to the same trading restrictions that apply to Owners. We can deny or revoke trading authority in our sole discretion.
VOTING PRIVILEGES
We legally own the Investment Option shares. However, when an Investment Option holds a shareholder vote that affects your investment, we ask you to give us voting instructions. We then vote all of our shares, including any we own on our behalf, in proportion to those instructions. Because most Owners do not give us instructions and we vote shares proportionally, a small number of Owners may determine a vote's outcome. If we determine we no longer need to get your voting instructions, we will decide how to vote the shares. Only Owners have voting privileges. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.
We determine your voting interest in an Investment Option as follows.
•	You can provide voting instructions based on the dollar value of the Investment Option's shares in your Contract's subaccount. We calculate this value based on the number and value of accumulation/annuity units for your Contract on the record date. We count fractional units.
•	You receive proxy materials and a voting instruction form.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
34

6.	OUR GENERAL ACCOUNT

Our general account holds all our assets other than our separate account assets. We own our general account assets and use them to support our insurance and annuity obligations, other than those funded by our separate accounts. These assets are subject to our general business operation liabilities, and may lose value. Subject to applicable law, we have sole investment discretion over our general account assets.
We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered our general account interests under the Securities Act of 1933. As a result, the SEC has not reviewed our general account prospectus disclosures.
We do not currently offer any general account investment choices during the Accumulation Phase. Any Contract Value you apply to fixed Annuity Payments during the Annuity Phase becomes part of our general account. Any guaranteed values, such as Income Protector's Benefit Base or Investment Protector's Target Value, that are greater than Contract Value are subject to our claims paying ability and the priority rights of our other creditors.

7.	EXPENSES

Contract fees and expenses reduce your investment return and are described here in detail.
MORTALITY AND EXPENSE RISK (M&E) CHARGE
We calculate and accrue the M&E charge at an annualized rate of the Investment Options' net asset value on each Business Day during the Accumulation Phase as follows.
Mortality and Expense Risk (M&E) Charge (as a percentage of each Investment Options' net asset value)
Base Contract without optional benefits(1)	1.40%
Base Contract with Maximum Anniversary Death Benefit(2)	1.70%
Base Contract with the Bonus Option(1)	1.90%
Base Contract with the Bonus Option and Maximum Anniversary Death Benefit(2)	2.20%
(1)	Upon the death of the Owner, we continue to assess a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts when paying the death benefit under Option B, or with variable Annuity Payments or optional payments under Option C, as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
(2)	For Contracts issued from April 30, 2012 through April 26, 2013, if you remove an Additional Required Benefit from your Contract without simultaneously replacing it, we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit after the Additional Required Benefit's rider termination date. In this instance you will not receive any future lock ins of annual investment gains to your death benefit but you keep any prior lock ins.
If you select variable Annuity Payments during the Annuity Phase the M&E charge is 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. The M&E charge reduces the net asset value that we use to calculate each subaccount's accumulation unit value during the Accumulation Phase, or each subaccount's annuity unit value during the Annuity Phase. The net asset value is the price of an underlying Investment Option. For more information on accumulation unit values, see the discussion in section 4, Valuing Your Contract. For more information on Annuity Payments, see the Annuity Payments section of the SAI.
The Contract allows Partial Annuitization. It is possible for part of your Contract to be in the Accumulation Phase with one M&E charge while another part is in the Annuity Phase with a different M&E charge. For example, if you have the Base Contract with Maximum Anniversary Death Benefit and request a variable Partial Annuitization, we reduce your accumulation unit value for the 1.70% M&E charge and we reduce your annuity unit value for the 1.40% M&E charge. For more information, see section 9, The Annuity Phase – Partial Annuitization.
The M&E charge compensates us for all your Contract's benefits, including our contractual obligation to make Annuity Payments, certain Contract expenses, and assuming the expense risk that the current charges are less than future Contract administration costs. If the M&E charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
35

RIDER CHARGE
If you select Income Protector or Investment Protector, we deduct a rider charge from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Benefit Base under Income Protector, or as a percentage of the Target Value under Investment Protector.
We begin calculating and accruing the daily rider charge amount on the day after the Rider Effective Date. We deduct the rider charge for each quarter at the end of the last Business Day before each Quarterly Anniversary with the following exceptions.
•	If you withdraw the total Contract Value, we deduct the final rider charge (the total of all daily rider charges we calculated for the current Contract quarter) before processing the withdrawal.
•	If your Contract ends due to death, we deduct the final rider charge before calculating the death benefit.
	Rider Charge
	Maximum	Minimum	Current
Income Protector Single Lifetime Plus Payments (as a percentage of the Benefit Base) Joint Lifetime Plus Payments (as a percentage of the Benefit Base)	2.50% 2.75%	0.50% 0.50%	1.40% 1.40%
Investment Protector (as a percentage of the Target Value)	2.50%	0.35%	1.30%
For information on how we calculate the Benefit Base, see section 11.a, Income Protector – Benefit Base. For information on how we calculate the Target Value, see section 11.b, Investment Protector – Target Value.
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge for Income Protector more than 0.50%, and for Investment Protector more than 0.35%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases.
We deduct the rider charge on a dollar for dollar basis from the Contract Value. We deduct the rider charge from the Contract Value on each Quarterly Anniversary before we use that Contract Value to compute any of your Contract's guaranteed values, but we do not treat the deduction of the rider charge as a withdrawal when computing these guaranteed values. Guaranteed values include Income Protector's Benefit Base, Investment Protector's Target Value, and Maximum Anniversary Death Benefit's Maximum Anniversary Value (see section 11.c). If on a Quarterly Anniversary the Contract Value at the end of the prior Business Day is less than the rider charge, we deduct your total remaining Contract Value to cover the final rider charge and reduce your Contract Value to zero. If the deduction of the final rider charge eliminates your Contract Value, it does not end your Contract, selected benefit, or any Lifetime Plus Payments, although we no longer assess or deduct the rider charge.
Changes to the Benefit Base or Target Value change the rider charge amount. For example, under Income Protector, if you receive an annual Lifetime Plus Payment increase because the Contract Value increased, both your Benefit Base and daily rider charge amount also increase. Similarly, an Excess Withdrawal decreases both your Benefit Base and daily rider charge amount.
This fee compensates us for the benefits provided by Income Protector or Investment Protector, including your benefit's guarantees. If the rider charge covers these costs and risks, any excess is profit to us. We anticipate making such a profit.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
36

CONTRACT MAINTENANCE CHARGE
Your annual contract maintenance charge is $30. This charge is for Contract administration and maintenance expenses. We waive this charge as follows:
•	During the Accumulation Phase for all your Vision New York Contracts if the total Contract Value is at least $100,000 at the time we are to deduct the charge. We determine the total Contract Value for all individually owned Vision New York Contracts by using the Owner's social security number, and for non-individually owned Vision New York Contracts we use the Annuitant's social security number.
•	During the Annuity Phase.
•	When paying death benefits under death benefit payment options A, B, or C.
We deduct the contract maintenance charge on a dollar for dollar basis from the Contract Value determined at the end of the last Business Day before the Contract Anniversary. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we deduct the full contract maintenance charge. We do not treat the deduction of the contract maintenance charge as a withdrawal when computing any of your Contract's guaranteed values.
WITHDRAWAL CHARGE
You can take withdrawals from any portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if any part of a withdrawal comes from a Purchase Payment that is still within the withdrawal charge period. We assess the withdrawal charge against the Withdrawal Charge Basis, which is equal to total Purchase Payments, less any withdrawals and any applicable withdrawal charge. We do not reduce the Withdrawal Charge Basis for any amounts we deduct to pay other Contract charges.
We do not assess a withdrawal charge on penalty-free withdrawals or amounts we deduct to pay Contract charges, other than the withdrawal charge. However, any amounts used to pay a withdrawal charge are subject to a withdrawal charge. Amounts withdrawn to pay investment adviser fees are subject to a withdrawal charge if they exceed the free withdrawal privilege. Penalty-free withdrawals include: withdrawals under the free withdrawal privilege and waiver of withdrawal charge benefit; payments under our minimum distribution program; Annuity Payments; Lifetime Plus Payments; and Income Focus Payments.
For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we process withdrawal requests as follows.
1.	First we withdraw from Purchase Payments that are beyond your Contract's withdrawal charge period (for example, on a Base Contract, Purchase Payments we have had for seven or more complete years). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
2.	Then, if this is a partial withdrawal, we withdraw from the free withdrawal privilege (see section 8, Access to Your Money – Free Withdrawal Privilege). This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis, and is withdrawn from Purchase Payments on a FIFO basis.
3.	Next, on a FIFO basis, we withdraw from Purchase Payments within your Contract's withdrawal charge period and assess a withdrawal charge. Withdrawing payments on a FIFO basis may help reduce the total withdrawal charge because the charge declines over time. We determine your total withdrawal charge by multiplying each payment by its applicable withdrawal charge percentage and then totaling the charges. This withdrawal reduces the Withdrawal Charge Basis.
4.	Finally we withdraw any Contract earnings. This withdrawal is not subject to a withdrawal charge and it reduces the Withdrawal Charge Basis.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
37

The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
	Base Contract	Bonus Option
0	8.5%	8.5%
1	8.5%	8.5%
2	7.5%	8.5%
3	6.5%	8%
4	5%	7%
5	4%	6%
6	3%	5%
7	0%	4%
8	0%	3%
9 years or more	0%	0%
Upon a full withdrawal, we first deduct any applicable contract maintenance charge and rider charge before we calculate the withdrawal charge. We deduct any applicable withdrawal charge from the total Contract Value and send you the remaining amount. For a partial withdrawal we deduct the amount you request, plus any applicable withdrawal charge from the total Contract Value. We apply the withdrawal charge to this total amount and we pay you the amount you requested. For partial withdrawals, we deduct the charge proportionately from your selected Investment Options. If a partial withdrawal occurs on a day that we also assess the rider charge and/or contract maintenance charge, we assess these charges in this order after we deduct the withdrawal and any applicable withdrawal charge from the Contract Value.
The withdrawal charge compensates us for expenses associated with selling the Contract.
Example: You make an initial Purchase Payment of $30,000 on a Base Contract and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contract Year, your Contract Value is $110,000 and you request a $52,000 withdrawal. We withdraw money and compute the withdrawal charge as follows.
1)	Purchase Payments beyond the withdrawal charge period. All payments are still within the withdrawal charge period, so this does not apply.
2)	Amounts available under the free withdrawal privilege. You did not take any other withdrawals this year, so you can withdraw up to 12% of your total payments (or $12,000) without incurring a withdrawal charge. We also deduct this $12,000 from the first $30,000 Purchase Payment, which leaves $18,000 in this first payment.
3)	Purchase Payments on a FIFO basis. We withdraw the remaining $18,000 from the first Purchase Payment, which is subject to a 7.5% withdrawal charge, and you receive $16,650. We determine this amount as follows:
(amount withdrawn) x (1 – withdrawal charge) = the amount you receive, or:
$18,000 x 0.925 = $16,650.
Next we withdraw from the second Purchase Payment. So far, you received $28,650 ($12,000 under the free withdrawal privilege and $16,650 from the first Purchase Payment), so we withdraw $23,350 from the second Purchase Payment to equal the $52,000 you requested. The second Purchase Payment is subject to an 8.5% withdrawal charge. We calculate the total amount withdrawn and its withdrawal charge as follows:
(the amount you receive) ÷ (1 – withdrawal charge) = amount withdrawn, or:
$23,350 ÷ 0.915 = $25,519
4)	Contract earnings. We already withdrew your requested amount, so this does not apply.
In total we withdrew $55,519 from your Contract, of which you received $52,000 and paid a withdrawal charge of $3,519.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
38

Reduction or Elimination of the Withdrawal Charge
We may reduce or eliminate the withdrawal charge if the Contract was sold under circumstances that reduced its sales expenses. For example, if a large group of individuals purchased Contracts or if a purchaser already had a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or eliminate the withdrawal charge if a Contract was sold by a Financial Professional appointed with Allianz Life of New York to any members of his or her immediate family and the Financial Professional waived their commission. We must pre-approve any withdrawal charge reduction or elimination.
NOTE:

•	Because we do not reduce the Withdrawal Charge Basis for Contract charges other than the withdrawal charge, we may assess a withdrawal charge on more than the amount you are withdrawing upon a full withdrawal of the total Contract Value. Also, upon full withdrawal, if the Contract Value has declined due to poor performance, the withdrawal charge may be greater than the total Contract Value and you will not receive any money.
•	Withdrawals may have tax consequences and, if taken before age 59½, may be subject to a 10% additional federal tax. For tax purposes in most instances, withdrawals from Non-Qualified Contracts are considered to come from earnings first, not Purchase Payments.
•	Partial Annuitizations reduce the Withdrawal Charge Basis proportionately by the percentage of Contract Value you annuitize.

TRANSFER FEE
The first twelve transfers every Contract Year are free. After that, we deduct a $25 transfer fee for each additional transfer. We count all transfers made in the same Business Day as one transfer. The following do not count against the free transfers we allow and are not subject to a transfer fee: dollar cost averaging transfers, flexible rebalancing transfers, or quarterly rebalancing transfers under Income Protector, Income Focus or Investment Protector. The transfer fee continues to apply under death benefit payment Option B, or with variable Annuity Payments or optional payments under death benefit payment Option C as noted in section 10, Death Benefit – Death Benefit Payment Options During the Accumulation Phase.
Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We deduct the transfer fee on a dollar for dollar basis from the Contract Value determined at the end of the Business Day that we process the transfer request. If you are transferring from multiple Investment Options, we deduct this fee proportionately from the Investment Options from which the transfer is made. If you transfer the total amount in an Investment Option, we deduct a transfer fee from the amount transferred. We do not treat the deduction of the transfer fee as a withdrawal when computing any of your Contract's guaranteed values.
PREMIUM TAX
Premium tax is based on your state of residence at the time you make each Purchase Payment. In states that assess a premium tax, we do not currently deduct it from the Contract, although we reserve the right to do so in the future. Premium tax normally ranges from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity. New York does not currently assess a premium tax.
INCOME TAX
Currently, we do not deduct any Contract related income tax we incur, although we reserve the right to do so in the future.
INVESTMENT OPTION EXPENSES
The Investment Options' assets are subject to operating expenses (including management fees). These expenses are described in the Fee Tables, Appendix A, and in the Investment Options' prospectuses. These expenses reduce the Investment Options' performance and, therefore, negatively affect your Contract Value and any guaranteed values or payments based on Contract Value. The Investment Options' investment advisers provided us with the expense information in this prospectus and we did not independently verify it.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
39

8.	ACCESS TO YOUR MONEY

The money in your Contract is available under the following circumstances:
•	by withdrawing your Contract Value;
•	by withdrawing the Target Value on the last Business Day before each Target Value Date (if you select Investment Protector);
•	by taking Lifetime Plus Payments (if you select Income Protector);
•	by taking Income Focus Payments (if you have Income Focus);
•	by taking required minimum distributions (Qualified Contracts only) as discussed in "Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" later in this section;
•	by taking Annuity Payments; or
•	when we pay a death benefit.
You can take withdrawals from any part of the Contract that is in the Accumulation Phase. We process withdrawal requests based on values next determined after receipt of the request in Good Order at our Service Center. Values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day receives the next Business Day's values.
Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.** We reserve the right to treat a partial withdrawal that reduces the Contract Value below this minimum as a full withdrawal.
*	Does not apply to Lifetime Plus Payments, Income Focus Payments, systematic withdrawals, or required minimum distributions.
**	Does not apply to Lifetime Plus Payments or Income Focus Payments.
We deduct any partial withdrawal (including any withdrawal charge) proportionately from each Investment Option unless you provide us with alternate instructions. If you select Income Protector or Investment Protector, or have Income Focus, and take a partial withdrawal from specific Investment Options, the benefit's quarterly rebalancing feature moves money back into those Investment Options at the end of the quarter unless you also change your future Purchase Payment allocation instructions.
When you take a full withdrawal, we process your request on the Business Day we receive it in Good Order at our Service Center as follows:
•	total Contract Value determined at the end of the day,
•	less any final rider charge if you selected Income Protector, Income Focus or Investment Protector,
•	less any withdrawal charge, and
•	less any contract maintenance charge.
See the Fee Tables and section 7, Expenses for a discussion of these charges.
We pay withdrawals within seven days of receipt of your request in Good Order at our Service Center, unless the suspension of payments or transfers provision is in effect (see the discussion later in this section).
NOTE:
•	Ordinary income taxes and tax penalties may apply to any withdrawal you take.
•	We may be required to provide information about you or your Contract to government regulators. We may also be required to stop Contract disbursements and thereby refuse any transfer requests, and refuse to pay any withdrawals, surrenders, or death benefits until we receive instructions from the appropriate regulator. If, pursuant to SEC rules, the AZL Government Money Market Fund suspends payment of redemption proceeds in connection with a fund liquidation, we will delay payment of any transfer, partial withdrawal, surrender, or death benefit from the AZL Government Money Market Fund subaccount until the fund is liquidated.

•	For Contracts with Investment Protector: The Target Value is only guaranteed to be available on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal. We notify you in writing at least 30 days in advance of your initial Target Value Date to allow you to decide if you want to take a withdrawal and/or continue your Contract until the next Target Value Date.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
40

FREE WITHDRAWAL PRIVILEGE
Each Contract Year, you can withdraw up to 12% of your total Purchase Payments without incurring a withdrawal charge (the free withdrawal privilege). Any unused free withdrawal privilege in one Contract Year is not added to the amount available next year. Withdrawals of Purchase Payments that are beyond the withdrawal charge period are not subject to a withdrawal charge and do not reduce your free withdrawal privilege. Required minimum distribution payments are not subject to a withdrawal charge, but do reduce your free withdrawal privilege.
NOTE: The free withdrawal privilege is not available while you are receiving Lifetime Plus Payments or Income Focus Payments.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program can provide automatic withdrawal payments to you. You can request to receive these withdrawal payments monthly, quarterly, semi-annually or annually. There is no minimum or maximum on the amount you can withdraw under this program. During the withdrawal charge period (if applicable), systematic withdrawals in excess of the free withdrawal privilege are subject to a withdrawal charge. We make systematic withdrawals on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your systematic withdrawal program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these withdrawals, or your program does not begin until the next month. This program ends at your request or when you withdraw your total Contract Value. However, we reserve the right to discontinue or modify the systematic withdrawal program at any time and for any reason.
NOTE:
•	Ordinary income taxes and tax penalties may apply to systematic withdrawals.

•	The systematic withdrawal program is not available while you are receiving required minimum distribution payments, Lifetime Plus Payments or Income Focus Payments.

MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD) PAYMENTS
If you own an IRA or SEP IRA Qualified Contract, you can participate in the minimum distribution program during the Accumulation Phase. Under this program, we make payments to you designed to meet the applicable minimum distribution requirements imposed by the Internal Revenue Code for this Qualified Contract. RMD payments are not subject to a withdrawal charge, but they reduce the free withdrawal privilege amount during the Contract Year. We can make payments to you on a monthly, quarterly, semi-annual or annual basis. However, if your Contract Value is less than $25,000, we only make annual payments. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. We make RMD payments on the ninth of the month, or the prior Business Day if the ninth is not a Business Day. We must receive your program form instructions in Good Order at our Service Center by 4 p.m. Eastern Time on the Business Day before we process these payments, or your program does not begin until the next month.
Lifetime Plus Payments or Income Focus Payments can also be used to satisfy your RMD needs. If you begin Lifetime Plus Payments or Income Focus Payments while participating in the minimum distribution program, RMD payments stop on the Business Day immediately before the Benefit Date. You remain in the program (unless you choose to end it), and if your selected benefit's lifetime payments and Excess Withdrawals taken during a calendar year do not fully satisfy your RMD, we send you an additional RMD payment to satisfy your remaining RMD needs. For more information, see the note in section 11.a, Income Protector – Calculating Your Lifetime Plus Payments, or Appendix J, Income Focus – Calculating Your Income Focus Payments.
NOTE: The minimum distribution program is not available while you are receiving systematic withdrawals.

WAIVER OF WITHDRAWAL CHARGE BENEFIT
After the first Contract Year, if any Owner becomes confined to a nursing home for a period of at least 90 consecutive days and a physician certifies that continued confinement is necessary, you can take a withdrawal and we waive the withdrawal charge. This waiver is not available if any Owner was confined to a nursing home on the Issue Date. We base this benefit on the Annuitant for non-individually owned Contracts. We must receive proof of confinement in Good Order before we waive the withdrawal charge.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
41

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone transfers or payments for withdrawals* for any period when:
•	the New York Stock Exchange is closed (other than customary weekend and holiday closings);
•	trading on the New York Stock Exchange is restricted;
•	an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
•	during any other period when the SEC, by order, so permits for the protection of Owners.
*	Including Lifetime Plus Payments, Income Focus Payments, Excess Withdrawals and Cumulative Withdrawals.

9.	THE ANNUITY PHASE

Prior to annuitization, you can surrender your Contract and receive your total Contract Value. Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.
You can apply your Contract Value to regular periodic annuity payments (Annuity Payments). The Payee receives the Annuity Payments. You receive tax reporting on the payments, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before we make any life contingent Annuity Payment. If you misstate the Annuitant(s)' age or gender, we pay the amount that would have been paid at the true age or gender.
CALCULATING YOUR ANNUITY PAYMENTS
We base Annuity Payments upon the following:
•	The Contract Value on the Income Date.
•	Whether you request fixed payments, variable payments, or a combination of both fixed and variable Annuity Payments.
•	The age of the Annuitant and any joint Annuitant on the Income Date.
•	The gender of the Annuitant and any joint Annuitant where permitted.
•	The Annuity Option you select.
•	Your Contract's mortality table.
We guarantee the dollar amount of fixed Annuity Payments and this amount does not change. Variable payments are not predetermined and the dollar amount changes with your selected Investment Options' investment experience.
VARIABLE OR FIXED ANNUITY PAYMENTS
You can request Annuity Payments under Annuity Options 1-5 as:
•	a variable payout,
•	a fixed payout, or
•	a combination of both.
After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to variable, but you can transfer from a variable Annuity Payment stream and establish a new fixed Annuity Payment stream.
We base fixed Annuity Payments on your Contract's interest rate and mortality table or current rates, if higher.
The dollar amount of variable Annuity Payments depends on the assumed investment rate (AIR) you select and your selected Investment Options' performance. You can choose a 3% or 4.5% AIR. Using a higher AIR results in a higher initial variable Annuity Payment, but future payments increase more slowly and decrease more rapidly. If your Investment Options' actual performance exceeds your selected AIR, variable Annuity Payments increase. Similarly, if the actual performance is less than your selected AIR, variable Annuity Payments decrease.
If you choose a variable payout, you can invest in up to 15 Investment Options. We may change this in the future, but we will always allow you to invest in at least five Investment Options. If you do not instruct us, we base variable Annuity Payments on your future Purchase Payment allocation instructions. Currently, we require your initial Annuity Payment to be $100 or more.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
42

ANNUITY PAYMENT OPTIONS
You can choose one of the Annuity Options described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the life of the Annuitant, with payments for a guaranteed minimum period that you select.
Option 3. Joint and Last Survivor Annuity. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant, with payments for a minimum guaranteed period that you select.
Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total paid under this option. For variable Annuity Payments, your total refund is the sum of your selected Investment Options' refunds. Each Investment Option's refund is equal to the value of the difference of the annuity units applied to this Annuity Option and allocated to that Investment Option minus the total number of annuity units paid from that Investment Option. The dollar value of these annuity units fluctuates based on your selected Investment Options' performance.
After the Annuitant's death under Option 2, or the last surviving joint Annuitant's death under Option 4, we make Annuity Payments during the remaining guaranteed period in the following order based on who is still alive: the Payee, any surviving original Owner, the last surviving Owner's Beneficiaries, or to the last surviving Owner's estate if there are no remaining or named Beneficiaries.
Annuity Payments are usually lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. If you choose life contingent Annuity Payments, payout rates for a younger Annuitant are lower than the payout rates for an older Annuitant and payout rates for life with a guaranteed period are typically lower than life only payments. Monthly payout rates are lower than annual payout rates, payout rates for a 20-year guaranteed period are less than payout rates for a 10-year guaranteed period, and payout rates for a 50-year-old Annuitant are less than payout rates for a 70-year-old Annuitant.
NOTE: If you do not choose an Annuity Option before the Income Date, we make variable Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
43

WHEN ANNUITY PAYMENTS BEGIN
Annuity Payments begin on the Income Date. Your scheduled Income Date is the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. An earlier Income Date or a withdrawal may be required to satisfy minimum required distribution rules under certain Qualified Contracts. You can make an authorized request for a different, earlier or later Income Date after the Issue Date, but any such request is subject to applicable law and our approval. An earlier or later Income Date may not be available to you depending on the Financial Professional you purchase your Contract through and your state of residence. Your Income Date must be the first day of a calendar month at least 13 months after the Issue Date. The Income Date cannot be later than what is permitted under applicable law. If you are required to take a Full Annuitization while you are receiving Lifetime Plus Payments or Income Focus Payments as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the payments you are then receiving as described in the following note.
NOTE:
•	If on the maximum permitted Income Date your Contract Value is greater than zero, you must take a Full Annuitization. We notify you of your available options in writing 60 days in advance. If you have not selected an Annuity Option, we make variable payments under Annuity Option 2 with five years of guaranteed monthly payments. Upon Full Annuitization you no longer have Contract Value or a death benefit, and you cannot receive any other periodic withdrawals or payments other than Annuity Payments.
•	For Contracts with Income Protector or Income Focus: If on the maximum permitted Income Date we require you to take a Full Annuitization and you are receiving Lifetime Plus Payments or Income Focus Payments, and your Contract Value is greater than zero, we make the following guarantee if you take fixed Annuity Payments under Annuity Option 1 or 3.
For single Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 1 (Life Annuity) where the sole Annuitant is the sole Covered Person, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 1 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
For joint Lifetime Plus Payments or Income Focus Payments, if you choose Annuity Option 3 (Joint and Last Survivor Annuity) with Annuity Payments to continue at a level of 100% to the surviving joint Annuitant, and both joint Annuitants are the joint Covered Persons, then your fixed Annuity Payments equals the greater of:
•	annual fixed Annuity Payments under Annuity Option 3 based on the Contract Value; or
•	the current annual maximum Lifetime Plus Payment or Income Focus Payment available to you.
However, if you select any other Annuity Option, or if you choose to take variable Annuity Payments, this guarantee does not apply.

PARTIAL ANNUITIZATION
Only a sole Owner can take Partial Annuitizations under Annuity Options 1, 2, or 5. The Owner must be the Annuitant and we do not allow joint Annuitants. You cannot take a new Partial Annuitization while receiving Lifetime Plus Payments or Income Focus Payments. We allow you to annuitize less than your total Contract Value in a Partial Annuitization. If you take a Partial Annuitization, your Contract is in both the Accumulation and Annuity Phases at the same time. We allow one Partial Annuitization every twelve months, up to a maximum of five. If you have four Partial Annuitizations and want a fifth, you must take a Full Annuitization of the total remaining Contract Value. You cannot add Contract Value to the part of a Contract that has been partially annuitized, or transfer values that have been partially annuitized to any other part of the Contract. Partial Annuitizations are not subject to a withdrawal charge (if applicable), but they decrease the Contract Value, Withdrawal Charge Basis, death benefit, and any of your Contract's guaranteed values.
NOTE: A recent tax law change allows a Partial Anuitization under a life Annuity Option on a Non-Qualified Contract to receive the same income tax treatment as a Full Annuitization. However, this income tax treatment does not apply to a Partial Annuitization on a Qualified Contract. You should consult a tax adviser before requesting a Partial Annuitization.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
44

10.	DEATH BENEFIT

"You" in this section refers to the Owner, or the Annuitant if the Contract is owned by a non-individual.
The Base Contract provides the Traditional Death Benefit. When you purchased this Contract, you could instead have selected the Maximum Anniversary Death Benefit (for Contracts issued from April 30, 2012 through April 26, 2013, see section 11.c, Maximum Anniversary Death Benefit; for Contracts issued from September 20, 2010 through April 27, 2012 see Appendix G), or for Contracts issued from August 31, 2007 through March 7, 2010, the Quarterly Value Death Benefit (see Appendix F).
The death benefit is only available during the Accumulation Phase. If you die during the Accumulation Phase, we process the death benefit using prices determined after we receive a Valid Claim. If we receive a Valid Claim after the end of the current Business Day, we use the next Business Day's prices.
If there are multiple Beneficiaries, each Beneficiary receives the portion of the death benefit he or she is entitled to when we receive his or her Valid Claim. Unless you instruct us to pay Beneficiaries a specific percentage of the death benefit, he or she each receives an equal share. Any part of the death benefit that is in the Investment Options remains there until distribution begins. From the time we determine the death benefit until we make a complete distribution, any amount in the Investment Options continues to be subject to investment risk that is borne by the recipient(s). Once we receive notification of death, we no longer accept additional Purchase Payments or process transfer requests.
TRADITIONAL DEATH BENEFIT
The Traditional Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Traditional Death Benefit Value. For a sole Beneficiary, we determine the Traditional Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Traditional Death Benefit Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Traditional Death Benefit Value is the total of all Purchase Payments received, reduced by the percentage of Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals, Partial Annuitizations, and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
The Traditional Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Traditional Death Benefit Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:
•	For Contracts with the Bonus Option: Bonus amounts are included in the portion of the death benefit based on Contract Value, but we do not include the bonus in the portion of the death benefit based on Purchase Payments.
•	For Contracts with Income Protector, Income Focus or Investment Protector: We restrict additional Purchase Payments, which limits the Traditional Death Benefit Value.

DEATH OF THE OWNER AND/OR ANNUITANT
The Appendix to the Statement of Additional Information includes tables that are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
DEATH BENEFIT PAYMENT OPTIONS DURING THE ACCUMULATION PHASE
If you do not designate a death benefit payment option, a Beneficiary must select one of the options listed below. If a Beneficiary requests a lump sum payment under Option A, we pay that Beneficiary within seven days of receipt of his or her Valid Claim, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any state forms. For Contracts issued or delivered in New York, if Option A is selected and we do not pay the claim within seven days, we pay interest on the death benefit amount beginning on the eighth calendar day at the greater of the current settlement rate which we declare annually, or 3%. You can contact our Service Center at the address or phone number listed at the back of this prospectus for information on the current settlement rate.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
45

Spousal Continuation: If the Beneficiary is the deceased Owner's spouse, he or she can choose to continue the Contract with the portion of the death benefit the spouse is entitled to in his or her own name. For non-individually owned Contracts, spousal continuation is only available to Qualified Contracts. Spouses must qualify as such under federal law to continue the Contract. Individuals who have entered into a registered domestic partnership, civil union, or other similar relationship that is not considered to be a marriage under state law are also not considered to be married under federal law. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the surviving spouse continues the Contract, at the end of the Business Day we receive his or her Valid Claim, we increase the Contract Value to equal the guaranteed death benefit value if greater. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals if the Traditional Death Benefit applies, or the Maximum Anniversary Value if the Maximum Anniversary Death Benefit applies. For Contracts with Income Protector, Income Focus or Investment Protector, a Contract Value increase may not increase the Benefit Base, Income Value Percentage(s), or Target Value.
If the surviving spouse continues the Contract:
•	he or she may exercise all of the Owner's rights, including naming a new Beneficiary or Beneficiaries; and
•	he or she is subject to any remaining withdrawal charge.
Option A: Lump sum payment of the death benefit.
Option B: Payment of the entire death benefit within five years of the date of any Owner's death.  The Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts. At the end of the fifth year, any remaining death benefit is paid in a lump sum.
Option C: If the Beneficiary is an individual, payment of the death benefit as Annuity Payments under Annuity Options 1, 2 or 5 as described under "Annuity Payment Options" in section 9. With our written consent other options may be available for payment over a period not extending beyond the Beneficiary's life expectancy. Under this payment option, and with variable Annuity Payments, the Beneficiary can continue to make transfers between Investment Options and is subject to a transfer fee, and a M&E charge of either 1.90% for a Base Contract with the Bonus Option, or 1.40% for all other Contracts.
Distribution must begin within one year of the date of the Owner's death. Any portion of the death benefit not applied to Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.
If the Contract is owned by a non-individual, then we treat the death of an Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.
In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract is interpreted and administered in accordance with Section 72(s) of the Internal Revenue Code.
Other rules may apply to Qualified Contracts.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
46

11.	SELECTION OF OPTIONAL BENEFITS

Check with your Financial Professional regarding availability of optional benefits. Each optional benefit carries an additional M&E charge or a rider charge. For more information, please see the Fee Tables and section 7, Expenses.
Currently Available Riders
•	Income Protector. This benefit provides guaranteed lifetime income (called Lifetime Plus Payments) that can begin once the minimum exercise age is met, or as late as age 90. We base payments on the Benefit Base. Income Protector allows access to both Contract Value and a death benefit for a period of time after payments begin as described in section 11.a, Income Protector. Appendix K contains information specific to previously available versions of this benefit.
NOTE:  Income Protector provides no payments before the minimum exercise age. If you are required to annuitize your Contract as a result of current tax law, which may occur at age 95 or later, we provide an annuity option with payments at least equal to the Lifetime Plus Payments you are then receiving as described in section 9, The Annuity Phase – When Annuity Payments Begin.

•	Investment Protector. This benefit provides a level of protection for your principal and any annual investment gains (Target Value) on a future date if you hold the Contract for the required period, as described in section 11.b, Investment Protector. Appendix K contains information specific to previously available versions of this benefit.
NOTE:  Income Protector and Investment Protector are not available to Contracts issued before April 1, 2009.

Previously Available Riders
•	Maximum Anniversary Death Benefit. This benefit locks in any annual investment gains to provide an increased death benefit. For Contracts issued from April 30, 2012 through April 26, 2013 this benefit is described in section 11.c, Maximum Anniversary Death Benefit. For Contracts issued from September 20, 2010 through April 27, 2012 this benefit is described in Appendix G.
•	Bonus Option. This benefit provides a 6% bonus on Purchase Payments received before age 81, and has a higher and longer withdrawal charge schedule. The Bonus Option was available from October 1, 2007 through April 26, 2013 and is described in section 11.d, Bonus Option. Bonus annuity contracts generally have higher charges than contracts without a bonus and therefore, the charges may be greater than the bonus.
•	Lifetime Benefits. These benefits are similar to Income Protector. They also provide Lifetime Plus Payments based on the Benefit Base, but the Benefit Base is calculated differently under each benefit as described in Appendix D. The Lifetime Plus Benefit was available from October 1, 2007 through March 31, 2009 allowed single payments to begin from age 55 to age 90, and joint payments to begin from age 60 to age 90. The Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009 and payments can begin from age 65 to 90.
•	Target Date Benefits. These benefits are similar to Investment Protector. They also provide a Target Value that is available on a future date if you hold the Contract for the required period, but the Target Value is calculated differently as described in Appendix E. The Target Date Retirement Benefit was available from May 1, 2008 through January 23, 2009, and the Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009.
•	Quarterly Value Death Benefit. This benefit locks in any quarterly investment gains to provide an increased death benefit as described in Appendix F. The Quarterly Value Death Benefit was only available at issue from October 1, 2007 through March 7, 2010.
•	Short Withdrawal Charge Option. This benefit shortens the Base Contract's withdrawal charge period from seven to four years as described in Appendix H. It was only available at issue from October 1, 2007 through July 23, 2012.
•	No Withdrawal Charge Option. This benefit eliminates the Base Contract's withdrawal charge as described in Appendix I. It was only available at issue from May 1, 2008 through March 31, 2009, and then again from July 22, 2009 through July 23, 2012.
•	Income Focus. This benefit provides guaranteed lifetime income called Income Focus Payments (similar to Income Protector's Lifetime Plus Payments) that can begin from age 60 to age 90. We base payments on a percentage of each Income Value. Income Value Percentages can potentially increase by 1% each year if your Contract Value increases (Performance Increases). Income Focus allows access to both Contract Value and a death benefit for a period of time as described in Appendix J. Income Focus was available from April 30, 2012 through April 24, 2015.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
47

If you selected the Maximum Anniversary Death Benefit, Quarterly Value Death Benefit, Bonus Option, Short Withdrawal Charge Option or No Withdrawal Charge Option, and you cannot remove any of these benefits from your Contract.
If you selected the No Withdrawal Charge Option, or if your Contract was issued from April 30, 2012 through April 26, 2013 with the Maximum Anniversary Death Benefit, your Contract must also include an Additional Required Benefit (Income Protector, Investment Protector, or one of the previously available Lifetime Benefits, Target Date Benefits, or Income Focus).
•	If you selected the No Withdrawal Charge Option, you can only remove the Additional Required Benefit if we increase the rider charge (Income Protector, Income Focus or Investment Protector only), or if you can simultaneously replace your selected Additional Required Benefit as discussed next in this section. Removing an Additional Required Benefit because we increase the rider charge does not end the No Withdrawal Charge Option.
•	If you selected the Maximum Anniversary Death Benefit and you remove an Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of annual investment gains to your death benefit, but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.
You may be able to select either Income Protector or Investment Protector once on a Quarterly Anniversary during the Accumulation Phase, if available. You cannot have both of these benefits at the same time. You can select Income Protector before the older Covered Person reaches age 81. You can select Investment Protector before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).
Once selected, you can remove Income Protector, Investment Protector, or Income Focus subject to certain restrictions (for more information see Removing Income Protector in section 11.a, Removing Investment Protector in section 11.b, and Removing Income Focus in Appendix K). You cannot re-select Income Protector, Investment Protector, or Income Focus in the future after you remove it from your Contract.
REPLACING OPTIONAL BENEFITS
You can replace a benefit one time as follows if you meet the age selection requirement and the new benefit is available.
•	Replace Income Focus with Investment Protector.
•	Replace Income Protector with Investment Protector (if your Contract was issued on or after April 1, 2009).
•	Replace Investment Protector with Income Protector (if your Contract was issued on or after April 1, 2009).
If you replace one optional benefit with another, we require you to reallocate your Contract Value and change your future allocation instructions to comply with the replacement benefit's Investment Option allocation and transfer restrictions.
These are the only replacements we allow. Replacements include both the simultaneous removal and addition of benefits on a Quarterly Anniversary, as well as removing one benefit on a Quarterly Anniversary and adding another benefit on a future Quarterly Anniversary. The guarantees of the new benefit may be more or less than the benefit you are replacing.
NOTE:  You cannot replace any of the previously available Lifetime Benefits or Target Date Benefits.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
48

Primary Differences Between Income Protector and Investment Protector
	Income Protector	Investment Protector
What are the benefit features?	Lifetime income payments (Lifetime Plus Payments) with continued access to both Contract Value and a death benefit.	A future Contract Value guarantee (the Target Value).
On whom do we base the benefit?	The Covered Person(s), who must either be Owners, Annuitant or Beneficiaries.	The Owner (or Annuitant if Owner is a non-individual).
What are the current charges?	The current rider charge is 1.40% of the Benefit Base for single and joint Lifetime Plus Payments.	The current rider charge is 1.30% of the Target Value.
Can the rider charge increase?	Yes, on each Quarterly Anniversary up to 2.50% for single or 2.75% for joint, or we can decrease it to 0.50%. However, we cannot increase or decrease it more than 0.50% in any twelve-month period.	Yes, on each Quarterly Anniversary up to 2.50% or we can decrease it to 0.35%. However, we cannot increase or decrease it more than 0.35% in any twelve-month period.
Do we restrict additional Purchase Payments?	We only accept additional Purchase Payments before the Benefit Date. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.
We only accept additional Purchase Payments before the third rider anniversary. We also annually limit additional payments to all payments received in the first Contract quarter, without our prior approval.

Do we restrict allocations and transfers?	Yes, we restrict the number of Investment Options available to you, but not the amount you can allocate to any one Investment Option.	Yes, and the restrictions change over time and become more conservative.
Is there a waiting period to access the benefit?	No, if the younger Covered Person meets the minimum exercise age when you select the benefit.	The earliest available initial Target Value Date is the Earliest Anniversary stated in the Rate Sheet Supplement.
Is there a mandatory beginning date?	No, but if you do not begin Lifetime Plus Payments during the eligibility period, Income Protector ends and you will not receive any payments.	Yes. The initial Target Value Date is when the Contract Value guarantee first takes effect. Subsequent dates occur every Future Anniversary stated in the Rate Sheet Supplement.
What are the guaranteed values?
The guaranteed value is Lifetime Plus Payments, which are a percentage of the Benefit Base. The Benefit Base is based on the greater of the highest quarterly Contract Value, or quarterly simple interest applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years. Each quarter we reset the simple interest to equal the Contract Value, if greater.

The Target Value is the greater of a percentage of the highest Contract Anniversary value, or total Purchase Payments adjusted for withdrawals. It is guaranteed to be available on the last Business Day before each Target Value Date.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
49

11.a INCOME PROTECTOR

We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If you do not begin Lifetime Plus Payments before all Covered Persons die or are removed from the Contract, Income Protector ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Lifetime Plus Payments are available once the younger Covered Person reaches the minimum exercise age and before the older Covered Person reaches age 91. The minimum exercise age is stated in the Rate Sheet Supplement. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to consider before selecting Income Protector.
•	If you do not begin Lifetime Plus Payments during the eligibility period, the benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Income Protector provides no payment until the younger Covered Person reaches the minimum exercise age.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not create Contract Value or guarantee Investment Option performance.
•	If you have the No Withdrawal Charge Option, you can only remove Income Protector as discussed under "Removing Income Protector" below.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payments and Contract Value allocations and transfers. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you select this benefit, any active flexible rebalancing program ends.
•	If you take less than the annual maximum Lifetime Plus Payment, you will not receive an annual payment increase.
Please discuss Income Protector's appropriateness with your Financial Professional and tax adviser.
SELECTING INCOME PROTECTOR
For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Income Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Covered Person reaches age 81. Covered Person(s) are discussed in section 2.
You can select Income Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
NOTE:
•	You cannot have Income Protector and Income Focus or Investment Protector at the same time. You can only have one of these benefits.
•	You can only select Income Protector one time. You cannot select Income Protector, remove it from your Contract and then reselect it.
•	Income Protector is not available to Contracts issued before April 1, 2009, or if your Contract ever included Income Focus. If you have questions about whether Income Protector is available to you, please contact our Service Center at (800) 624-0197.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
50

REMOVING INCOME PROTECTOR
You can remove Income Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Income Protector if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Protector because we increase the rider charge does not end the No Withdrawal Charge Option.
You can remove Income Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
If you allocated Contract Value to Investment Options that are only available under Income Protector, you must transfer your Contract Value out of these Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Lifetime Plus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
LIFETIME PLUS PAYMENT OVERVIEW
We base your initial annual maximum Lifetime Plus Payment on the Benefit Base and Payment Percentage. When payments begin (on the Benefit Date), the Benefit Base is the greatest of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	highest Contract Value from any prior Quarterly Anniversary adjusted for subsequent withdrawals (Quarterly Anniversary Value), or
•	quarterly simple interest (Annual Increase Percentage) applied to Purchase Payments adjusted for withdrawals for a guaranteed number of years (Guarantee Years). Each quarter we reset the simple interest value to equal the Contract Value, if greater (Annual Increase).
The Payment Percentages table, Annual Increase Percentage and the number of Guarantee Years that are used to calculate your Lifetime Plus Payments and Annual Increase are stated in the Rate Sheet Supplement.
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Lifetime Plus Payment. If you take less than 100% of your annual maximum Lifetime Plus Payment in a Benefit Year, you are not eligible for a potential payment increase in the next Benefit Year. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person's age and/or if the Contract Value increases. However, your annual maximum payment does not increase just as a result of the Covered Person reaching an age that has a higher Payment Percentage; the result of the current Contract Value multiplied by the increased Payment Percentage must be greater than your current annual maximum payment for your payment to increase. For more information, see "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines both your rider charge and your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the Rider Effective Date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greater of the Quarterly Anniversary Value or the Annual Increase. On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Changes in the Benefit Base also change your daily rider charge amount.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
51

Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the Payment Percentage determined by using the Covered Person's age multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 65-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 and a 4% Payment Percentage ($4,000 = 4% x $100,000). On the next Benefit Anniversary, assume the Payment Percentage increases to 4.5% based on the Covered Person's age. At 4.5%, the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $88,912 ($88,912 x 4.5% = $4,001). Assuming the Contract Value is $88,912, the Benefit Base would then reduce from $100,000 to $88,912 and the annual maximum Lifetime Plus Payment would increase to $4,001.
QUARTERLY ANNIVERSARY VALUE
While the benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the Rider Effective Date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
ANNUAL INCREASE
While the benefit is in effect, we only calculate the Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the Guarantee Years, we apply a simple interest increase of one-fourth of the Annual Increase Percentage to the Purchase Payments adjusted for withdrawals (or the Contract Value on the Rider Effective Date, if applicable). Next, we compare this value to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). We then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the Annual Increase, not just during the Guarantee Years.
We establish your Contract's number of Guarantee Years and Annual Increase Percentage on the Rider Effective Date and we cannot change them. The Guarantee Years are the maximum number of years that you can receive simple interest increases under the Annual Increase. The number of Guarantee Years and the Annual Increase Percentage for the Income Protector rider are stated in the Rate Sheet Supplement.
If the Rider Effective Date is the Issue Date, both the Annual Increase and Increase Base are initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, both the Annual Increase and Increase Base are initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust both the Annual Increase and Increase Base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
52

On each Quarterly Anniversary on or before the maximum Rider Anniversary, the Annual Increase is equal to:
a + (b x (c – d))
Where:
a =	The Annual Increase at the end of the prior Business Day;
b =	The Annual Increase Percentage we set on the Rider Effective Date (which is stated in the Rate Sheet Supplement) divided by four;
c =	The Increase Base at the end of the prior Business Day; and
d =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "d" any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, including any withdrawal charge, for each withdrawal taken since we received that payment.
The maximum Rider Anniversary is the Quarterly Anniversary that occurs on the number of Guarantee Years after the Rider Effective Date. For example, if the Issue Date is June 1, 2009, the Rider Effective Date is September 1, 2009, and the number of Guarantee Years is 30, then the maximum Rider Anniversary is September 1, 2039.
We then compare this Annual Increase to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase both the Annual Increase and the Increase Base to equal this Contract Value if it is greater. As previously stated, these resets can occur during the entire period we calculate the Annual Increase.
NOTE: For Contracts with the Bonus Option, the bonus is not included in the parts of this value based on Purchase Payments.

REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the minimum exercise age, or once the older Covered Person reaches age 91. We establish your Contract's minimum exercise age on the Rider Effective Date and we cannot increase it. The minimum exercise age is stated in the Rate Sheet Supplement.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
53

Once Lifetime Plus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only remove Income Protector while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and Income Protector ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Lifetime Plus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Lifetime Plus Payments do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Lifetime Plus Payments stop and Income Protector ends.
•	Each Lifetime Plus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base.
NOTE: If the older Covered Person is age 80 on the Rider Effective Date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Annual Increase.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the Payment Percentage, determined by using the Covered Person's current age. The Payment Percentages table for the Income Protector rider is stated in the Rate Sheet Supplement On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a 4% initial Payment Percentage, if you take withdrawals that reduce the Benefit Base to less than $2,500, this would result in an initial Lifetime Plus Payment of less than $100.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. A Benefit Year is a period of twelve months beginning on the Benefit Date or any subsequent Benefit Anniversary. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Lifetime Plus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
54

If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Lifetime Plus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Lifetime Plus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Lifetime Plus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Lifetime Plus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Lifetime Plus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.
For example, assume your annual maximum Lifetime Plus Payment is $2,000 and you take an annual actual Lifetime Plus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Lifetime Plus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Lifetime Plus Payment and the next $200 to be an Excess Withdrawal.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal. For each Excess Withdrawal, we reduce your annual maximum payment by the same percentage that we reduced the Benefit Base. If partial Excess Withdrawals reduce your annual maximum Lifetime Plus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitization, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
55

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year's annual maximum payment if the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the Payment Percentage determined by using the Covered Person's current age multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment. The Payment Percentages table for Income Protector is stated in the Rate Sheet Supplement.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

RATE SHEET SUPPLEMENT
As previously indicated, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age that Lifetime Plus Payments can begin for the Income Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Rate Sheet Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionnyprospectus. You should not select Income Protector without first obtaining the Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Income Protector riders issued before April 27, 2015, the Annual Increase Percentage, Guarantee Years, Payment Percentages table and the minimum exercise age are stated in Appendix K.
TAXATION OF LIFETIME PLUS PAYMENTS
We treat Lifetime Plus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Protector, we restrict your Investment Option selection. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Protector's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
56

If you select Income Protector, we currently require you to allocate your Contract Value to the Investment Options listed below.
Income Protector available Investment Options
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP Invesco Equity and Income Fund
AZL MVP T. Rowe Price Capital Appreciation Fund

AZL Pyramis Total Bond Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
NOTE: For previous versions of Income Protector (available from July 22, 2009 through October 12, 2012), the available Investment Options are listed in Appendix K. The version identifier (for example, (07.12)) is located in your rider.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
WHEN INCOME PROTECTOR ENDS
Income Protector ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Protector also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Protector ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Protector ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Protector ends on the Business Day we receive his or her Valid Claim. This means that Lifetime Plus Payments may end even if a Covered Person is still alive.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
57

11.b INVESTMENT PROTECTOR

Investment Protector provides, during the Accumulation Phase, a level of protection for your principal and a percentage (Guarantee Percentage) of any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The initial Target Value Date cannot occur before the Earliest Anniversary, and it must occur before age 91. Subsequent Target Value Dates will occur on every Future Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
The Guarantee Percentage, Earliest Anniversary and Future Anniversary that are used to calculate your Target Value and determine your Target Value Dates are stated in the Rate Sheet Supplement.
There are several important points to consider before selecting Investment Protector.
•	This benefit is subject to a rider charge, as described in the Fee Tables and section 7, Expenses – Rider Charge.
•	This benefit does not guarantee Investment Option performance.
•	If you have the No Withdrawal Charge Option, you can only remove Investment Protector as discussed under "Removing Investment Protector" below.
•	If you select this benefit, we restrict your selection of Investment Options and rebalance your Contract Value quarterly. We also restrict additional Purchase Payment and Contract Value allocations and transfers. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals or exceeds the Target Value.
Please discuss Investment Protector's appropriateness with your Financial Professional.
SELECTING INVESTMENT PROTECTOR
For Contracts issued on or after April 1, 2009, if available as described in the Note below, you can select Investment Protector on any Quarterly Anniversary during the Accumulation Phase once before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual).
You can select Investment Protector by completing the appropriate form. We add this benefit to your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) after we receive your request in Good Order at our Service Center, and the Rider Effective Date is that Quarterly Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary. Your Contract Value on the Rider Effective Date must be at least $10,000 (or $25,000 if you have the No Withdrawal Charge Option). You must reallocate your Contract Value and change your future allocation instructions to comply with the Investment Option allocation and transfer restrictions discussed later in this section before we add this benefit to your Contract.
NOTE:

•	You cannot have Investment Protector and Income Protector or Income Focus at the same time. You can only have one of these benefits.
•	You can only select Investment Protector one time. You cannot select Investment Protector, remove it from your Contract and then reselect it.
•	Investment Protector is not available to Contracts issued before April 1, 2009. If you have questions about whether Investment Protector is available to you, please contact our Service Center at (800) 624-0197.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
58

REMOVING INVESTMENT PROTECTOR
You can remove Investment Protector from your Contract while the Contract Value is positive. You cannot re-select this benefit in the future after you remove it from your Contract. If you have the No Withdrawal Charge Option, you can only remove Investment Protector if we increase the rider charge, or if you simultaneously replace it with Income Protector. Removing Investment Protector because we increase the rider charge does not end the No Withdrawal Charge Option.
You can remove Investment Protector by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary. If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
On the rider termination date we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Investment Protector guarantees that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this section). You select the initial Target Value Date when you select this benefit. The earliest available initial Target Value Date is the Earliest Anniversary, and the latest date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). Subsequent Target Value Dates occur on every Future Anniversary after the initial Target Value Date while this benefit is in effect. We establish your Contract's Earliest Anniversary and Future Anniversary on the Rider Effective Date and we cannot change them. The Earliest Anniversary and Future Anniversary for the Investment Protector rider are stated in the Rate Sheet Supplement.
For example, you purchase a Contract as the sole Owner on September 1, 2009 and you are age 70. You select Investment Protector on the first Quarterly Anniversary, December 1, 2009 when you are still age 70, the Earliest Anniversary is the tenth Rider Anniversary and the Future Anniversary is the fifth Rider Anniversary. The earliest available initial Target Value Date is December 1, 2019 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2019), subsequent Target Value Dates would occur on December 1st in 2024, 2029, 2034, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date are the only days that we guarantee your Contract Value equals or exceeds the Target Value. After the Target Value Date, the Contract Value will fluctuate until the next Target Value Date. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
59

Initial Target Value Date Resets
After the Rider Effective Date, you can reset the initial Target Value Date before the older Owner reaches age 81 (or the Annuitant reaches age 81 if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is the Earliest Anniversary after we process your request, and the latest available date is the Rider Anniversary before the older Owner reaches age 91 (or the Annuitant reaches age 91 if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines both your rider charge and if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while the benefit is in effect.
On each Business Day the Target Value is equal to the greater of the result of the Rider Anniversary Value multiplied by the Guarantee Percentage or one of the following. We establish your Contract's Guarantee Percentage on the Rider Effective Date and we cannot change it. The Guarantee Percentage for the Investment Protector rider is stated in stated in the Rate Sheet Supplement.
•	If you selected the benefit at issue, total Purchase Payments reduced by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
•	If you select the benefit after issue, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the Rider Effective Date, plus all Purchase Payments received on or after the Rider Effective Date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the Rider Effective Date.
•	If you reset the initial Target Value Date, the Contract Value determined at the end of the last Business Day (after the deduction of all Contract fees and expenses) before the reset date, plus all Purchase Payments received on or after the reset date, and reduced by the percentage of Contract Value withdrawn determined at the end of the Business Day we process each withdrawal taken on or after the reset date.
Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the Rider Effective Date is the Issue Date, the Rider Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the Rider Effective Date occurs after the Issue Date, the Rider Anniversary Value is initially equal to the Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses).
At the end of each Business Day, we adjust the Rider Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Rider Anniversary, we compare the Rider Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Rider Anniversary Value to equal this Contract Value if it is greater.
NOTE: For Contracts with the Bonus Option, the bonus is not included in the parts of this value based on Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
60

RATE SHEET SUPPLEMENT
As previously indicated, the Earliest Anniversary, Future Anniversary and Guarantee Percentage for the Investment Protector rider are stated in the Rate Sheet Supplement that you receive at the time you select the benefit and that is in effect on your Rider Effective Date. We cannot change these values for your Contract while your benefit is in effect. We publish any new Rate Sheet Supplement seven calendar days before it takes effect on our website at www.allianzlife.com/visionnyprospectus. You should not select Investment Protector without first obtaining the Rate Sheet Supplement. You can contact us to receive the Rate Sheet Supplement applicable to your Contract by calling our Service Center at the toll-free telephone number listed at the back of this prospectus. For previously available Investment Protector riders issued before April 27, 2015, the Earliest Anniversary, Future Anniversary and Guarantee Percentage are stated in Appendix K.
INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Investment Protector, we restrict your Investment Option selection as discussed in this section. By selecting this benefit, you agree to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Investment Protector's guarantees. The maximum amount of Contract Value allowed in the Equity Investment Option group decreases as the number of years until your initial Target Value Date declines, and if negative Investment Option performance reduces the Contract Value in comparison to the Target Value. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
If you select Investment Protector, we establish your Contract's Investment Option allocation and transfer restrictions on the Rider Effective Date and we cannot change them. We may add, remove or substitute Investment Options from the groups discussed in this section. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from the Equity group to the Fixed Income group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send you written notice 30 days before the removal or substitution date.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
61

These are the current Investment Option groups.
TABLE 1: Investment Protector Investment Option Groups
Equity Group
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund

AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Growth Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Dividend Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Fixed Income Group
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL Pyramis Total Bond Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Uncontstrained Bond Portfolio
Templeton Global Bond VIP Fund

NOTE: For previous versions of Investment Protector (available from July 22, 2009 through July 19, 2013), the available Investment Options are listed in Appendix K. The version identifier (for example, (07.12)) is located in your rider.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
62

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in the Equity group based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then subtract the Table 2 value from 100% to determine the minimum Contract Value required in the Fixed Income group. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in the Equity group and you must have at least 30% in the Fixed Income group.
TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
63

You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in both the Equity and Fixed Income groups. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Government Money Market Fund under that program.
If your future allocation instructions allocate 10% or less to the Investment Options in the Equity group, we rebalance according to your future allocation instructions. Otherwise, we determine your required Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows.
1.	We determine the new maximum allowed allocation for the Equity group. It is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
2.	If your current future allocation instructions comply with this new maximum allowed allocation for the Equity group, there is no change to your future allocation instructions and we rebalance your Contract Value according to these instructions.
3.	If your current future allocation instructions are greater than the new maximum allowed allocation for the Equity group we decrease the required allocation for the Equity group to this new lower amount. We then subtract this new percentage from 100% to determine the new required minimum allocation for the Fixed Income group. Lastly we rebalance your Investment Options' Contract Value using the formula: a x (b / c) where:
a =	The new required group allocation on the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in the Equity group by more than 15%.
•	Unless the maximum allowed allocation for the Equity group changes, the minimum required allocation for the Fixed Income group does not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in the Equity group never increases.
•	The maximum allowed allocation to the Equity group reduces with negative Investment Option performance and as the time until the initial Target Value Date decreases. If you allocate less than the maximum allowed to the Equity group, you may be subject to fewer Investment Option reallocations resulting from negative Investment Option performance.

WHEN INVESTMENT PROTECTOR ENDS
Investment Protector ends upon the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then this benefit ends at the end of the Business Day we receive a Valid Claim.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	The Business Day the Contract ends.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
64

11.c MAXIMUM ANNIVERSARY DEATH BENEFIT

We designed the Maximum Anniversary Death Benefit to lock in any annual investment gains to provide an increased death benefit for Beneficiaries. The Maximum Anniversary Death Benefit described in this section was only available at issue on Version B Contracts from April 30, 2012 through April 26, 2013. Please see Appendix G for information on the previous versions of the Maximum Anniversary Death Benefit, or Appendix F for information on the Quarterly Value Death Benefit that was available from August 31, 2007 through March 7, 2010. You cannot remove the Maximum Anniversary Death Benefit from your Contract. The Maximum Anniversary Death Benefit carries an additional M&E charge as described in the Fee Tables and section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
The Maximum Anniversary Death Benefit is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Maximum Anniversary Value. For a sole Beneficiary, we determine the Maximum Anniversary Death Benefit at the end of the Business Day during which we receive a Valid Claim. For multiple Beneficiaries, each surviving Beneficiary receives the greater of their portion of Maximum Anniversary Value determined at the end of the Business Day we receive the first Valid Claim from any one Beneficiary, or their portion of the Contract Value determined at the end of the Business Day during which we receive his or her Valid Claim.
The Maximum Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Maximum Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments or Income Focus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
On each Contract Anniversary before the end date, we compare the Maximum Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) and increase the Maximum Anniversary Value to equal this Contract Value if it is greater. On and after the end date, we no longer make this comparison and you will no longer receive lock ins of any annual investment gains.
The end date occurs on the earliest of:
•	the rider termination date if you remove an Additional Required Benefit and do not simultaneously replace it with another Additional Required Benefit;
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day we receive the first Valid Claim from any one Beneficiary.
The Maximum Anniversary Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Maximum Anniversary Value and Contract Value are both zero.
•	The Business Day the Contract ends.
NOTE:

•	Requires selection of an Additional Required Benefit. If you remove the Additional Required Benefit without simultaneously replacing it with another Additional Required Benefit, you keep any prior lock ins of annual investment gains to your death benefit but you will not receive any future lock ins and we no longer assess the additional 0.30% M&E charge for the Maximum Anniversary Death Benefit.
•	If you select Income Protector or have Income Focus, your Contract Value decreases with each Lifetime Plus Payment, Income Focus Payment, Excess Withdrawal, and rider charge deduction, which reduces the likelihood of locking in investment gains and directly reduces the Maximum Anniversary Value.

•	For Contracts with the Bonus Option, bonus amounts are not included in the parts of the Maximum Anniversary Value based on Purchase Payments.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
65

11.d BONUS OPTION

We designed the Bonus Option for Owners who believe the bonus' returns are offset by this benefit's additional costs. This benefit provides a 6% bonus on each Purchase Payment received before the older Owner reaches age 81 (or the Annuitant reaches age 81 if Owner is a non-individual). After a withdrawal, we only apply a bonus to the part of additional Purchase Payments that are greater than total Purchase Payments previously withdrawn. The Bonus Option was only available at issue on Version A Contracts from October 1, 2007 through April 29, 2011, and Version B Contracts from May 2, 2011 through April 26, 2013. You cannot remove the Bonus Option from your Contract. This benefit ends when your Contract ends. The Bonus Option carries an additional M&E charge and is subject to a higher and longer withdrawal charge schedule as described in the Fee Tables and section 7, Expenses.
The bonus is subject to the following terms.
●	We include the bonus in any part of a guaranteed value based on Contract Value, but not in any part of a guaranteed value based on Purchase Payments.
●	We treat all bonus amounts and their gains or losses as Contract earnings for both tax purposes and the withdrawal charge.
●	All bonus gains and losses are part of your Contract Value.
We pay all bonus amounts from the general account assets of Allianz Life of New York. We expect to profit from the Bonus Option's additional M&E charge and withdrawal charge.
NOTE:
•	The bonus may be more than offset by the Bonus Option's additional M&E charge and withdrawal charge, especially during periods of poor Investment Option performance.

•	The IRS has not reviewed the Contract for qualification as an IRA and has not issued a ruling as to whether a bonus benefit complies with IRA requirements.

12.	TAXES

This section provides a summary explanation of the tax ramifications of your Contract. More detailed information about product taxation is contained in the Statement of Additional Information, which is available by calling the toll-free telephone number at the back of this prospectus. We do not provide individual tax advice. You should contact your tax adviser to discuss this Contract's effects on your personal tax situation.
QUALIFIED AND NON-QUALIFIED CONTRACTS
Your Contract is either a Qualified Contract or a Non-Qualified Contract. A Qualified Contract is purchased pursuant to a specialized provision of the Internal Revenue Code (Code). For example, a Contract may be purchased pursuant to Section 408 of the Code as an Individual Retirement Annuity (IRA).
Qualified Contracts are subject to certain restrictions, including restrictions on the amount of annual contributions, restrictions on how much you can earn and still be able to contribute to a Qualified Contract, and specialized restrictions on withdrawals. Qualified Contracts must be purchased from earned income from the relevant year or years, or from a rollover or transfer from a qualified contract. An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own. Purchase Payments to Qualified Contracts other than from a qualified transfer may be restricted once the Owner reaches age 70½.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
66

As of April 26, 2013, we offered the following types of Qualified Contracts.
Type of Contract	Persons and Entities that can buy the Contract
IRA	Must have the same individual as Owner and Annuitant.
Roth IRA	Must have the same individual as Owner and Annuitant.
Simplified Employee Pension (SEP) IRA	Must have the same individual as Owner and Annuitant.
Certain Code Section 401 Plans	A qualified retirement plan is the Owner and the Annuitant must be an individual. We may determine which types of qualified retirement plans are eligible to purchase this Contract.
There are no Code restrictions on annual contributions to a Non-Qualified Contract or how much you can earn and still contribute to a Contract.
TAXATION OF ANNUITY CONTRACTS
The Contract has the following tax characteristics.
•	Taxes on earnings are deferred until you take money out. Non-Qualified Contracts owned by corporations or partnerships do not receive income tax deferral on earnings.
•	When you take money out of a Non-Qualified Contract, earnings are generally subject to federal income tax and applicable state income tax. All pre-tax money distributed from Qualified Contracts are subject to federal and state income tax, but qualified distributions from Roth IRA Contracts are not subject to federal income tax. This prospectus does not address specific state tax laws. You should discuss state taxation with your tax adviser.
•	Taxable distributions are subject to an ordinary income tax rate, rather than a capital gains rate.
•	Distributions from Non-Qualified Contracts are considered investment income for purposes of the Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may apply to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts ($200,000 for filing single, $250,000 for married filing jointly and $125,000 for married filing separately.) Please consult a tax advisor for more information.
•	If you take partial withdrawals from your Non-Qualified Contract, the withdrawals are generally taxed as though you were paid taxable earnings first, and then as a non-taxable return of Purchase Payments.
•	If you fully annuitize your Non-Qualified Contract and receive a stream of Annuity Payments, you receive the benefit of the exclusion ratio, and each Annuity Payment you receive is treated partly as taxable earnings and partly as a non-taxable return of Purchase Payments.
•	If you take partial withdrawals or annuitize a Qualified Contract, you will be responsible for determining what portion, if any, of the distribution consists of after-tax money.
•	Lifetime Plus Payments and Income Focus Payments are taxed as partial withdrawals.
•	If you take out earnings before age 59½, you may be subject to a 10% additional federal tax, unless you take a lifetime annuitization of your Contract or you take money out in a stream of substantially equal payments over your expected life in accordance with the requirements of the Code.
•	A pledge or assignment of a Contract may be treated as a taxable event. You should discuss any pledge or assignment of a Contract with your tax adviser.
•	If you purchase multiple non-qualified deferred annuity contracts from an affiliated group of companies in one calendar year, these contracts are treated as one contract for purposes of determining the tax consequences of any distribution.
•	Death benefit proceeds from Non-Qualified Contracts are taxable to the beneficiary as ordinary income to the extent of any earnings. Death benefit proceeds must be paid out in accordance with the requirements of the Code.
•	Depending upon the type of Qualified Contract you own, required minimum distributions (RMDs) must be satisfied when you reach a certain age. If you enroll in our minimum distribution program, we make RMD payments to you that are designed to meet this Contract's RMD requirements.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
67

TAXATION OF LIFETIME PAYMENTS
We treat Lifetime Plus Payments and Income Focus Payments (lifetime payments) as withdrawals for tax purposes. This means that, for Non-Qualified Contracts, gains from the entire Contract are considered to be distributed first and are subject to ordinary income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the total lifetime payment is most likely subject to ordinary income tax. If you are taking withdrawals from the Contract to satisfy the requirements for substantially equal periodic payments under Section 72(t) or 72(q) of the Internal Revenue Code and you begin lifetime payments before the required series of withdrawals is complete, you may incur additional penalties, including a 10% additional federal tax.
TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
•	you might have to pay a withdrawal charge on your previous contract,
•	unless you have the No Withdrawal Charge Option, there is a new withdrawal charge period for this Contract,
•	other charges under this Contract may be higher (or lower),
•	the benefits may be different, and
•	you no longer have access to any benefits from your previous contract.
If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible additional federal tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine the exchange is in your best interest and not just better for the person selling you the Contract who generally earns a commission on each sale. You should consult a tax adviser to discuss the potential tax effects before making a 1035 exchange.

13.	OTHER INFORMATION

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is 28 Liberty Street, 38th Floor, New York, NY 10005-1422 . We currently offer variable annuities and registered index-linked annuities. We are licensed to do direct business in 6 states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.
THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.
The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.
We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts.
If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account, to the extent of seed money invested by us or earned fees and charges. The obligations under the Contracts are obligations of Allianz Life of New York.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
68

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial is a limited liability company organized in Minnesota, and is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.
We have entered into a distribution agreement with Allianz Life Financial for the distribution of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf.
We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; Financial Professional training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Financial Professionals and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.
Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their Financial Professionals. The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.
We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.
A portion of the payments made to selling firms may be passed on to their Financial Professionals. Financial Professionals may receive cash and non-cash compensation and other benefits. Ask your Financial Professional for further information about what they and their firm may receive in connection with your purchase of a Contract.
We intend to recover commissions and other expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.
Broker-dealers and their Financial Professionals and managers involved in sales of the Contracts may receive payments from us for administrative and other services that do not directly involve the sale of the Contracts, including payments made for recordkeeping, the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their Financial Professionals may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.
In certain instances, we and/or Allianz Life Financial may make payments to a broker/dealer for inclusion of this Contract in its list of products that it offers for sale.
We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
•	marketing services and increased access to their Financial Professionals;
•	sales promotions relating to the Contracts;
•	costs associated with sales conferences and educational seminars;
•	the cost of client meetings and presentations; and
•	other sales expenses incurred by them.
We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
69

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer.
Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.
The Investment Options may assess a Rule 12b‑1 fee. These fees are paid to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These fees typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year.
In certain instances, an investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may make payments for administrative services to Allianz Life Financial or its affiliates.
We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.
ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative and routine customer services performed by our Service Center include processing and mailing of account statements and other mailings to Owners, responding to Owner correspondence and inquiries, and processing requests for variable annuity payments. Allianz Life Insurance Company of North America also contracts with Tata Consultancy Services (Tata) located at #42(P) & 45(P), Think Campus, Electronic City, Phase II, Bangalore, Karnataka 560100, India, to perform certain administrative services including:
•	issuance and maintenance of the Contracts,
•	maintenance of Owner records, and
•	routine customer service including:
–	processing of Contract changes,
–	processing withdrawal requests (both partial and total) and
–	processing requests for fixed annuity payments.
Services performed by Tata are overseen and quality control checked by our Service Center.
To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, may be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call our Service Center at the toll-free telephone number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.
LEGAL PROCEEDINGS
Like other life insurance companies, we from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.
FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in Part C of the Registration Statement.
STATUS PURSUANT TO SECURITIES EXCHANGE ACT OF 1934
Allianz Life of New York hereby relies on the exemption provided by Rule 12h-7 under the Securities Exchange Act of 1934 from the requirement to file reports pursuant to Section 15(d) of that Act.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
70

14.	PRIVACY NOTICE

2016
Your privacy is a high priority for Allianz Life Insurance Company of New York (Allianz Life® of NY). ("we" or "our"). Our pledge to protect your privacy is reflected in our Privacy Notice. This notice outlines our principles for collecting, using and protecting information that we maintain about you.
Information about you that Allianz Life of NY collects
We collect information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
•	From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete. The information we collect includes, but is not limited to, your name, social security number, address and telephone number.
•	From others, through the process of handling a claim. This may include information from medical or accident reports.
•	From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
•	From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
•	From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.
Information about you that Allianz Life of NY shares
We do not share information about current or former customers with anyone, except as allowed by law. "Allowed by law" means that we may share your information, such as your name, address, and policy information, as follows:
•	With affiliates and other third parties in order to administer or service your policy.
•	With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
•	With your insurance agent so that they can perform services for you.
•	With medical professionals in order to process your claim.
•	With a state Department of Insurance in order to examine our records or business practices.
•	With state or federal law enforcement agency, as required by law or to report suspected fraud activities.
•	With research groups to conduct studies on claims results. No individual is identified in any study or report.
We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.
Allianz Life of NY does not sell your information to anyone
We do not sell your information to anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you.
Allianz Life of NY policies and practices regarding security of your information
We limit access to your information to those employees, affiliates, and service providers who need it to administer or service your policy.  We use computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We use state of the art technology to secure our websites and protect the information that may be shared over these sites. We restrict access to information about you to those employees who need the information to service your policy.
If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.
Your ability to access and correct your information
You have the right to access and obtain a copy of your information.  You may write to us and also ask for a record of any disclosure of your medical information made within the last three (3) years. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding.  If you wish to review your information, please write us at the address below.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016

71

Provide your full name, address and policy number(s). For your protection, please have your request notarized.
Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information.  If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.
If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.
Notification of change
Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes. This Privacy Notice is also displayed on our website at www. https://www.allianzlife.com/new-york.
For more information or if you have questions
If you have any questions or concerns about our privacy policies or procedures, please call the Corporate Compliance Privacy Office at 800.328.5600, write us at the following address, or contact us via the secured website.
Allianz Life Insurance Company of New York
Home Office: New York, NY
Administrative Office
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
800.950.5872
www.allianzlife.com/newyork
M40018-NY (R-09/2015)

15.	TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)

Allianz Life of New York……………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	2	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	10
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	13
Annuity Purchases by Nonresident Aliens and Foreign		Financial Statements…………………………………….	13
Corporations…………………………………………………...	8	Appendix A – Death of the Owner and/or Annuitant…	14
		Appendix B – Condensed Financial Information	17

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
72

APPENDIX A – ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION

This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds and the PIMCO VIT portfolios, neither the Investment Options nor their advisers are affiliated with us. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay. Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. If these fees are deducted from Investment Option assets, they are reflected in the table below.
Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ
RCM Dynamic Multi-Asset Plus VIT Portfolio	.70	.25	–	.86	.05	1.86
BLACKROCK
AZL BlackRock Capital Appreciation Fund	.80	.25	–	.05	–	1.10
AZL Enhanced Bond Index Fund	.35	.25	–	.06	–	.66
AZL Government Money Market Fund	.35	.25	–	.05	–	.65
AZL International Index Fund	.35	.25	–	.15	–	.75
AZL Mid Cap Index Fund	.25	.25	–	.07	–	.57
AZL Russell 1000 Growth Index Fund	.44	.25	–	.09	–	.78
AZL Russell 1000 Value Index Fund	.44	.25	–	.08	–	.77
AZL S&P 500 Index Fund – Class 2.17		.25	–	.07	–	.49
AZL Small Cap Stock Index Fund	.26	.25	–	.08	–	.59
BlackRock Global Allocation V.I. Fund – Class 3.62		.25	–	.25	–	1.12
BOSTON COMPANY
AZL Boston Company Research Growth Fund	.76	.25	–	.05	–	1.06
DAVIS
Davis VA Financial Portfolio	.55	–	–	.13	–	.68
FEDERATED
AZL Federated Clover Small Value Fund	.75	.25	–	.05	–	1.05
FIDELITY
Fidelity VIP FundsManager 50% Portfolio – Service Class 2.25		.25	–	–	.57	1.07
Fidelity VIP FundsManager 60% Portfolio – Service Class 2.25		.25	–	–	.63	1.13
FRANKLIN TEMPLETON
AZL Franklin Templeton Founding Strategy Plus Fund	.70	.25	–	.09	–	1.04
Franklin Founding Funds Allocation VIP Fund – Class 2.00		.25	–	.11	.67	1.03
Franklin High Income VIP Fund – Class 2.53		.25	–	.06	–	.84
Franklin Income VIP Fund – Class 2.45		.25	–	.01	–	.71
Franklin Mutual Shares VIP Fund – Class 2.69		.25	–	.04	–	.98
Franklin U.S. Government Securities VIP Fund – Class 2.47		.25	–	.03	–	.75
Templeton Global Bond VIP Fund – Class 2.46		.25	–	.06	–	.77
Templeton Growth VIP Fund – Class 2.77		.25	–	.03	–	1.05
GATEWAY
AZL Gateway Fund	.80	.25	–	.05	–	1.10
INVESCO
AZL Invesco Equity and Income Fund	.75	.25	–	.05	–	1.05
AZL Invesco Growth and Income Fund	.75	.25	–	.06	–	1.06
AZL Invesco International Equity Fund	.90	.25	–	.08	–	1.23
J.P. MORGAN
AZL JPMorgan International Opportunities Fund	.95	.25	–	.07	–	1.27
AZL JPMorgan U.S. Equity Fund – Class 2.80		.25	–	.06	–	1.11
JPMorgan Insurance Trust Core Bond Portfolio – Class 2.40		.25	–	.23	.01	.89
METWEST
AZL MetWest Total Return Bond Fund	.60	.25	–	.04	–	.89
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix A

73

Investment Option	Management fees	Rule 12b‑1 fees	Service fees	Other expenses	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
MFS
AZL MFS Investors Trust Fund	.75	.25	–	.05	–	1.05
AZL MFS Mid Cap Value Fund	.75	.25	–	.07	–	1.07
AZL MFS Value Fund	.74	.25	–	.06	–	1.05
MFS VIT Total Return Bond Portfolio – Service Class	.50	.25	–	.04	–	.79
MORGAN STANLEY
AZL Morgan Stanley Global Real Estate Fund	.90	.25	–	.14	–	1.29
MORGAN STANLEY and J.P. MORGAN
AZL Multi-Manager Mid Cap Growth Fund	.80	.25	–	.05	–	1.10
NFJ
AZL NFJ International Value Fund	.90	.25	–	.09	–	1.24
Allianz NFJ Dividend Value VIT Portfolio	.70	.25	–	.22	–	1.17
OPPENHEIMERFUNDS
AZL Oppenheimer Discovery Fund	.85	.25	–	.06	–	1.16
PIMCO
PIMCO VIT All Asset Portfolio – Admin. Class	.425	–	.15	–	.83	1.405
PIMCO VIT CommodityRealReturn Strategy Portfolio – Admin. Class	.74	–	.15	.17	.11	1.17
PIMCO VIT Emerging Markets Bond Portfolio – Admin. Class	.85	–	.15	–	–	1.00
PIMCO VIT Global Advantage Strategy Bond Portfolio – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Bond Portfolio (Unhedged) – Admin. Class	.75	–	.15	–	–	.90
PIMCO VIT Global Dividend Portfolio – Advisor Class	1.04	.25	–	.02	–	1.31
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio – Admin. Class	.95	–	.15	.05	.30	1.45
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio – Admin. Class	1.05	_	.15	.02	.25	1.47
PIMCO VIT High Yield Portfolio – Admin. Class	.60	–	.15	.01	–	.76
PIMCO VIT Real Return Portfolio – Admin. Class	.50	–	.15	.13	–	.78
PIMCO VIT Total Return Portfolio – Admin. Class	.50	–	.15	.01	–	.66
PIMCO VIT Unconstrained Bond Portfolio – Admin Class	.90	–	.15	.01	–	1.06
PYRAMIS
AZL Pyramis Total Bond Fund	.50	.25	–	.07	–	.82
SCHRODER
AZL Schroder Emerging Markets Equity Fund	1.23	.25	–	.26	–	1.74
T. ROWE PRICE
AZL T. Rowe Price Capital Appreciation Fund	.75	.25	–	.05	–	1.05

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix A

74

This table describes, in detail, the annual expenses for each of the Allianz Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b‑1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b‑1 fees to the Allianz Fund of Funds and the Allianz Fund of Funds do not pay service fees or 12b‑1 fees. The underlying funds of the Allianz Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.
Investment Option	Management fees	Rule 12b‑1 fees	Other expenses	Total	Acquired fund fees and expenses	Total annual fund operating expenses before fee waivers and/or expense reimbursements
ALLIANZ FUND OF FUNDS
AZL Balanced Index Strategy Fund	.05	–	.03	.08	.62	.70
AZL DFA Multi-Strategy Fund	.05	–	.02	.07	.92	.99
AZL MVP Fusion Balanced Fund	.20	–	.02	.22	.88	1.10
AZL MVP Fusion Conservative Fund	.20	–	.04	.24	.82	1.06
AZL MVP Fusion Growth Fund	.20	–	.02	.22	.99	1.21
AZL MVP Fusion Moderate Fund	.20	–	.02	.22	.94	1.16
AZL MVP Balanced Index Strategy Fund	.10	–	.04	.14	.59	.73
AZL MVP BlackRock Global Allocation Fund	.10	–	1.08	1.18	.01	1.19
AZL MVP DFA Multi-Strategy Fund	.20	–	.32	.52	1.02	1.54
AZL MVP Franklin Templeton Founding Strategy Plus Fund	.10	–	.05	.15	.99	1.14
AZL MVP Growth Index Strategy Fund	.10	–	.02	.12	.57	.69
AZL MVP Invesco Equity and Income Fund	.10	–	.03	.13	1.00	1.13
AZL MVP T. Rowe Price Capital Appreciation Fund	.10	--	.03	.13	1.00	1.13

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix A

75

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the lowest and highest combination of M&E charges as of the end of December 31, 2015 is listed in the tables below. A separate rider charge may also apply to your Contract if you select Income Protector or Investment Protector, or have Income Focus, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information (SAI), which is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.
This information should be read in conjunction with the financial statements and related notes of the Separate Account included in Part C of the Registration Statement.
Lowest and Highest Combination of Benefit Options	M&E Charge
Base Contract without optional benefits	1.40%
Base Contract with the Bonus Option and Quarterly Value Death Benefit	2.20%
(Number of Accumulation Units in thousands)
M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Allianz NFJ Dividend Value VIT Portfolio
12/31/2014	N/A	14.204	0	12/31/2014	N/A	13.941	0
12/31/2015	14.204	12.766	0	12/31/2015	13.941	12.430	0
AZL Balanced Index Strategy Fund
12/31/2009	N/A	10.035	28	12/31/2009	N/A	10.019	31
12/31/2010	10.035	10.934	363	12/31/2010	10.019	10.830	96
12/31/2011	10.934	11.042	744	12/31/2011	10.830	10.850	86
12/31/2012	11.042	12.008	862	12/31/2012	10.850	11.705	75
12/31/2013	12.008	13.372	786	12/31/2013	11.705	12.931	68
12/31/2014	13.372	13.993	755	12/31/2014	12.931	13.423	58
12/31/2015	13.993	13.800	723	12/31/2015	13.423	13.132	54
AZL BlackRock Capital Appreciation Fund
12/31/2007	N/A	13.110	4	12/31/2007	N/A	12.741	0
12/31/2008	13.110	8.225	14	12/31/2008	12.741	7.930	1
12/31/2009	8.225	10.987	72	12/31/2009	7.930	10.508	7
12/31/2010	10.987	12.914	91	12/31/2010	10.508	12.253	7
12/31/2011	12.914	11.575	156	12/31/2011	12.253	10.895	22
12/31/2012	11.575	12.980	292	12/31/2012	10.895	12.120	42
12/31/2013	12.980	17.080	297	12/31/2013	12.120	15.820	36
12/31/2014	17.080	18.377	252	12/31/2014	15.820	16.886	28
12/31/2015	18.377	19.251	208	12/31/2015	16.886	17.548	24
AZL Boston Company Research Growth Fund
12/31/2007	N/A	11.526	1	12/31/2007	N/A	10.780	0
12/31/2008	11.526	6.634	11	12/31/2008	10.780	6.155	3
12/31/2009	6.634	8.816	14	12/31/2009	6.155	8.114	14
12/31/2010	8.816	10.686	22	12/31/2010	8.114	9.757	1
12/31/2011	10.686	10.201	31	12/31/2011	9.757	9.240	2
12/31/2012	10.201	11.844	53	12/31/2012	9.240	10.642	2
12/31/2013	11.844	15.884	54	12/31/2013	10.642	14.158	4
12/31/2014	15.884	16.986	51	12/31/2014	14.158	15.021	4
12/31/2015	16.986	17.765	46	12/31/2015	15.021	15.505	3

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

76

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL DFA Multi-Strategy Fund
12/31/2009	N/A	10.067	56	12/31/2009	N/A	10.051	12
12/31/2010	10.067	11.259	1425	12/31/2010	10.051	11.152	21
12/31/2011	11.259	11.104	2974	12/31/2011	11.152	10.911	43
12/31/2012	11.104	12.408	3430	12/31/2012	10.911	12.095	46
12/31/2013	12.408	14.814	3619	12/31/2013	12.095	14.325	53
12/31/2014	14.814	15.561	3630	12/31/2014	14.325	14.928	56
12/31/2015	15.561	15.242	3353	12/31/2015	14.928	14.505	63
AZL Enhanced Bond Index Fund
12/31/2014	N/A	11.289	0	12/31/2014	N/A	10.804	0
12/31/2015	11.289	11.158	6	12/31/2015	10.804	10.594	10
AZL Federated Clover Small Value Fund
12/31/2007	N/A	17.485	3	12/31/2007	N/A	16.623	0
12/31/2008	17.485	11.426	13	12/31/2008	16.623	10.775	1
12/31/2009	11.426	14.716	17	12/31/2009	10.775	13.768	2
12/31/2010	14.716	18.446	27	12/31/2010	13.768	17.119	1
12/31/2011	18.446	17.477	41	12/31/2011	17.119	16.091	1
12/31/2012	17.477	19.701	58	12/31/2012	16.091	17.994	1
12/31/2013	19.701	25.642	60	12/31/2013	17.994	23.234	1
12/31/2014	25.642	27.192	48	12/31/2014	23.234	24.441	0
12/31/2015	27.192	25.178	32	12/31/2015	24.441	22.451	1
AZL Franklin Templeton Founding Strategy Plus Fund
12/31/2009	N/A	10.218	36	12/31/2009	N/A	10.202	0
12/31/2010	10.218	11.085	535	12/31/2010	10.202	10.980	13
12/31/2011	11.085	10.731	1036	12/31/2011	10.980	10.545	69
12/31/2012	10.731	12.145	1070	12/31/2012	10.545	11.839	97
12/31/2013	12.145	14.147	1108	12/31/2013	11.839	13.680	134
12/31/2014	14.147	14.248	1114	12/31/2014	13.680	13.668	106
12/31/2015	14.248	13.283	1094	12/31/2015	13.668	12.640	98
AZL Gateway Fund
12/31/2010	N/A	10.332	71	12/31/2010	N/A	10.308	1
12/31/2011	10.332	10.501	527	12/31/2011	10.308	10.393	10
12/31/2012	10.501	10.784	557	12/31/2012	10.393	10.588	10
12/31/2013	10.784	11.532	628	12/31/2013	10.588	11.232	13
12/31/2014	11.532	11.723	597	12/31/2014	11.232	11.327	13
12/31/2015	11.723	11.788	552	12/31/2015	11.327	11.299	12
AZL Government Money Market Fund
12/31/2007	N/A	11.125	9	12/31/2007	N/A	10.105	49
12/31/2008	11.125	11.238	51	12/31/2008	10.105	10.126	77
12/31/2009	11.238	11.106	120	12/31/2009	10.126	9.927	47
12/31/2010	11.106	10.952	580	12/31/2010	9.927	9.712	11
12/31/2011	10.952	10.801	468	12/31/2011	9.712	9.501	112
12/31/2012	10.801	10.650	903	12/31/2012	9.501	9.293	96
12/31/2013	10.650	10.502	551	12/31/2013	9.293	9.091	54
12/31/2014	10.502	10.357	448	12/31/2014	9.091	8.894	61
12/31/2015	10.357	10.213	451	12/31/2015	8.894	8.701	31
AZL International Index Fund
12/31/2009	N/A	9.761	17	12/31/2009	N/A	9.746	1
12/31/2010	9.761	10.310	25	12/31/2010	9.746	10.212	0
12/31/2011	10.310	8.868	73	12/31/2011	10.212	8.714	2
12/31/2012	8.868	10.321	114	12/31/2012	8.714	10.061	1
12/31/2013	10.321	12.351	141	12/31/2013	10.061	11.944	5
12/31/2014	12.351	11.426	143	12/31/2014	11.944	10.961	1
12/31/2015	11.426	11.111	129	12/31/2015	10.961	10.574	1

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

77

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Invesco Equity and Income Fund
12/31/2007	N/A	12.832	0	12/31/2007	N/A	12.335	1
12/31/2008	12.832	9.627	1	12/31/2008	12.335	9.180	8
12/31/2009	9.627	11.662	72	12/31/2009	9.180	11.032	17
12/31/2010	11.662	12.850	363	12/31/2010	11.032	12.059	18
12/31/2011	12.850	12.395	666	12/31/2011	12.059	11.540	31
12/31/2012	12.395	13.678	701	12/31/2012	11.540	12.632	29
12/31/2013	13.678	16.814	759	12/31/2013	12.632	15.405	41
12/31/2014	16.814	17.990	852	12/31/2014	15.405	16.350	56
12/31/2015	17.990	17.302	875	12/31/2015	16.350	15.600	48
AZL Invesco Growth and Income Fund
12/31/2007	N/A	14.291	2	12/31/2007	N/A	13.291	0
12/31/2008	14.291	9.462	14	12/31/2008	13.291	8.729	1
12/31/2009	9.462	11.537	10	12/31/2009	8.729	10.558	0
12/31/2010	11.537	12.783	13	12/31/2010	10.558	11.606	0
12/31/2011	12.783	12.361	25	12/31/2011	11.606	11.134	3
12/31/2012	12.361	13.936	59	12/31/2012	11.134	12.451	4
12/31/2013	13.936	18.371	97	12/31/2013	12.451	16.283	3
12/31/2014	18.371	19.927	94	12/31/2014	16.283	17.522	3
12/31/2015	19.927	19.009	80	12/31/2015	17.522	16.582	3
AZL Invesco International Equity Fund
12/31/2007	N/A	19.830	0	12/31/2007	N/A	18.646	5
12/31/2008	19.830	11.438	20	12/31/2008	18.646	10.668	6
12/31/2009	11.438	15.150	52	12/31/2009	10.668	14.019	8
12/31/2010	15.150	16.810	31	12/31/2010	14.019	15.431	13
12/31/2011	16.810	15.364	63	12/31/2011	15.431	13.991	31
12/31/2012	15.364	17.506	91	12/31/2012	13.991	15.814	34
12/31/2013	17.506	20.506	93	12/31/2013	15.814	18.376	29
12/31/2014	20.506	20.272	92	12/31/2014	18.376	18.022	29
12/31/2015	20.272	19.442	88	12/31/2015	18.022	17.147	28
AZL JPMorgan International Opportunities Fund
12/31/2007	N/A	19.359	1	12/31/2007	N/A	18.404	0
12/31/2008	19.359	13.637	5	12/31/2008	18.404	12.861	0
12/31/2009	13.637	16.987	14	12/31/2009	12.861	15.892	4
12/31/2010	16.987	17.747	14	12/31/2010	15.892	16.471	5
12/31/2011	17.747	15.154	34	12/31/2011	16.471	13.953	2
12/31/2012	15.154	17.970	61	12/31/2012	13.953	16.413	1
12/31/2013	17.970	21.387	67	12/31/2013	16.413	19.378	1
12/31/2014	21.387	19.530	74	12/31/2014	19.378	17.555	1
12/31/2015	19.530	19.408	66	12/31/2015	17.555	17.306	1
AZL JPMorgan U.S. Equity Fund
12/31/2007	N/A	12.939	3	12/31/2007	N/A	12.438	1
12/31/2008	12.939	7.824	8	12/31/2008	12.438	7.461	3
12/31/2009	7.824	10.316	9	12/31/2009	7.461	9.759	2
12/31/2010	10.316	11.492	25	12/31/2010	9.759	10.784	1
12/31/2011	11.492	11.083	40	12/31/2011	10.784	10.319	0
12/31/2012	11.083	12.801	61	12/31/2012	10.319	11.822	0
12/31/2013	12.801	17.281	68	12/31/2013	11.822	15.832	0
12/31/2014	17.281	19.457	68	12/31/2014	15.832	17.684	0
12/31/2015	19.457	19.210	64	12/31/2015	17.684	17.320	0

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

78

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MetWest Total Return Bond Fund
12/31/2015	N/A	9.893	48	12/31/2015	N/A	9.805	0
AZL MFS Investors Trust Fund
12/31/2007	N/A	14.871	0	12/31/2007	N/A	14.453	1
12/31/2008	14.871	8.782	14	12/31/2008	14.453	8.467	1
12/31/2009	8.782	13.147	18	12/31/2009	8.467	12.574	3
12/31/2010	13.147	14.391	20	12/31/2010	12.574	13.654	1
12/31/2011	14.391	13.877	31	12/31/2011	13.654	13.062	9
12/31/2012	13.877	16.276	53	12/31/2012	13.062	15.197	10
12/31/2013	16.276	21.149	52	12/31/2013	15.197	19.589	8
12/31/2014	21.149	23.097	45	12/31/2014	19.589	21.223	7
12/31/2015	23.097	22.775	36	12/31/2015	21.223	20.761	6
AZL MFS Mid Cap Value Fund
12/31/2007	N/A	10.319	1	12/31/2007	N/A	10.139	0
12/31/2008	10.319	4.869	12	12/31/2008	10.139	4.746	1
12/31/2009	4.869	6.352	12	12/31/2009	4.746	6.142	2
12/31/2010	6.352	7.683	62	12/31/2010	6.142	7.370	0
12/31/2011	7.683	7.306	100	12/31/2011	7.370	6.953	17
12/31/2012	7.306	8.359	150	12/31/2012	6.953	7.891	20
12/31/2013	8.359	11.120	181	12/31/2013	7.891	10.414	35
12/31/2014	11.120	12.161	153	12/31/2014	10.414	11.297	25
12/31/2015	12.161	11.690	128	12/31/2015	11.297	10.774	25
AZL MFS Value Fund
12/31/2007	N/A	12.386	0	12/31/2007	N/A	11.518	0
12/31/2008	12.386	7.794	0	12/31/2008	11.518	7.190	2
12/31/2009	7.794	9.724	1	12/31/2009	7.190	8.900	2
12/31/2010	9.724	10.531	40	12/31/2010	8.900	9.562	1
12/31/2011	10.531	9.923	101	12/31/2011	9.562	8.937	2
12/31/2012	9.923	11.416	175	12/31/2012	8.937	10.199	2
12/31/2013	11.416	15.244	181	12/31/2013	10.199	13.511	4
12/31/2014	15.244	16.574	175	12/31/2014	13.511	14.574	3
12/31/2015	16.574	16.209	154	12/31/2015	14.574	14.139	3
AZL Mid Cap Index Fund
12/31/2010	N/A	11.628	1	12/31/2010	N/A	11.601	0
12/31/2011	11.628	11.201	30	12/31/2011	11.601	11.086	2
12/31/2012	11.201	12.945	85	12/31/2012	11.086	12.710	12
12/31/2013	12.945	16.941	118	12/31/2013	12.710	16.501	16
12/31/2014	16.941	18.244	113	12/31/2014	16.501	17.628	11
12/31/2015	18.244	17.510	100	12/31/2015	17.628	16.784	12
AZL Morgan Stanley Global Real Estate Fund
12/31/2007	N/A	10.852	2	12/31/2007	N/A	10.663	0
12/31/2008	10.852	5.796	4	12/31/2008	10.663	5.650	1
12/31/2009	5.796	8.013	15	12/31/2009	5.650	7.748	2
12/31/2010	8.013	9.550	32	12/31/2010	7.748	9.161	1
12/31/2011	9.550	8.481	68	12/31/2011	9.161	8.071	8
12/31/2012	8.481	10.860	58	12/31/2012	8.071	10.252	6
12/31/2013	10.860	11.032	41	12/31/2013	10.252	10.332	6
12/31/2014	11.032	12.377	31	12/31/2014	10.332	11.498	2
12/31/2015	12.377	12.041	23	12/31/2015	11.498	11.098	2

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

79

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL Multi-Manager Mid Cap Growth Fund
12/31/2007	N/A	16.193	3	12/31/2007	N/A	15.059	5
12/31/2008	16.193	8.220	23	12/31/2008	15.059	7.583	7
12/31/2009	8.220	12.780	32	12/31/2009	7.583	11.696	5
12/31/2010	12.780	16.698	65	12/31/2010	11.696	15.160	4
12/31/2011	16.698	15.385	93	12/31/2011	15.160	13.857	4
12/31/2012	15.385	16.438	154	12/31/2012	13.857	14.687	6
12/31/2013	16.438	22.522	145	12/31/2013	14.687	19.962	6
12/31/2014	22.522	22.391	137	12/31/2014	19.962	19.688	3
12/31/2015	22.391	20.709	127	12/31/2015	19.688	18.064	3
AZL MVP Balanced Index Strategy Fund
12/31/2012	N/A	10.702	513	12/31/2012	N/A	10.619	0
12/31/2013	10.702	11.879	638	12/31/2013	10.619	11.693	4
12/31/2014	11.879	12.428	628	12/31/2014	11.693	12.135	4
12/31/2015	12.428	12.227	627	12/31/2015	12.135	11.845	5
AZL MVP BlackRock Global Allocation Fund
12/31/2012	N/A	10.526	1425	12/31/2012	N/A	10.444	36
12/31/2013	10.526	11.841	2110	12/31/2013	10.444	11.656	62
12/31/2014	11.841	11.912	2034	12/31/2014	11.656	11.632	55
12/31/2015	11.912	11.517	1976	12/31/2015	11.632	11.209	52
AZL MVP DFA Multi-Strategy Fund
12/31/2015	N/A	9.409	14	12/31/2015	N/A	9.359	0
AZL MVP Franklin Templeton Founding Strategy Plus Fund
12/31/2012	N/A	10.586	87	12/31/2012	N/A	10.529	1
12/31/2013	10.586	12.296	286	12/31/2013	10.529	12.132	14
12/31/2014	12.296	12.408	317	12/31/2014	12.132	12.145	14
12/31/2015	12.408	11.475	347	12/31/2015	12.145	11.142	14
AZL MVP Fusion Balanced Fund
12/31/2007	N/A	12.121	0	12/31/2007	N/A	11.78	10
12/31/2008	12.121	8.672	63	12/31/2008	11.780	8.361	13
12/31/2009	8.672	10.836	115	12/31/2009	8.361	10.364	27
12/31/2010	10.836	11.868	708	12/31/2010	10.364	11.261	42
12/31/2011	11.868	11.598	1006	12/31/2011	11.261	10.917	81
12/31/2012	11.598	12.739	1065	12/31/2012	10.917	11.895	77
12/31/2013	12.739	14.001	1998	12/31/2013	11.895	12.969	109
12/31/2014	14.001	14.439	1986	12/31/2014	12.969	13.268	80
12/31/2015	14.439	13.989	1880	12/31/2015	13.268	12.752	80
AZL MVP Fusion Conservative Fund
12/31/2009	N/A	10.154	0	12/31/2009	N/A	10.138	0
12/31/2010	10.154	11.111	184	12/31/2010	10.138	11.005	11
12/31/2011	11.111	11.027	491	12/31/2011	11.005	10.835	8
12/31/2012	11.027	12.098	621	12/31/2012	10.835	11.793	7
12/31/2013	12.098	12.880	738	12/31/2013	11.793	12.455	5
12/31/2014	12.880	13.311	723	12/31/2014	12.455	12.769	5
12/31/2015	13.311	13.025	668	12/31/2015	12.769	12.394	4
AZL MVP Fusion Growth Fund
12/31/2007	N/A	12.813	15	12/31/2007	N/A	12.453	45
12/31/2008	12.813	7.715	81	12/31/2008	12.453	7.438	50
12/31/2009	7.715	10.057	65	12/31/2009	7.438	9.619	19
12/31/2010	10.057	11.197	66	12/31/2010	9.619	10.624	16
12/31/2011	11.197	10.553	101	12/31/2011	10.624	9.933	0
12/31/2012	10.553	11.788	188	12/31/2012	9.933	11.006	1
12/31/2013	11.788	13.844	227	12/31/2013	11.006	12.823	1
12/31/2014	13.844	14.247	207	12/31/2014	12.823	13.092	1
12/31/2015	14.247	13.736	167	12/31/2015	13.092	12.521	1

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

80

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL MVP Fusion Moderate Fund
12/31/2007	N/A	12.396	9	12/31/2007	N/A	12.047	11
12/31/2008	12.396	8.219	32	12/31/2008	12.047	7.924	25
12/31/2009	8.219	10.490	461	12/31/2009	7.924	10.033	103
12/31/2010	10.490	11.559	2678	12/31/2010	10.033	10.967	204
12/31/2011	11.559	11.075	4324	12/31/2011	10.967	10.424	193
12/31/2012	11.075	12.289	4742	12/31/2012	10.424	11.474	210
12/31/2013	12.289	13.956	6588	12/31/2013	11.474	12.927	321
12/31/2014	13.956	14.345	6412	12/31/2014	12.927	13.182	323
12/31/2015	14.345	13.847	6162	12/31/2015	13.182	12.622	282
AZL MVP Growth Index Strategy Fund
12/31/2012	N/A	10.947	1313	12/31/2012	N/A	10.862	5
12/31/2013	10.947	13.046	2208	12/31/2013	10.862	12.841	142
12/31/2014	13.046	13.697	2236	12/31/2014	12.841	13.375	138
12/31/2015	13.697	13.398	2271	12/31/2015	13.375	12.979	150
AZL MVP Invesco Equity and Income Fund
12/31/2012	N/A	10.741	264	12/31/2012	N/A	10.657	1
12/31/2013	10.741	13.121	500	12/31/2013	10.657	12.915	3
12/31/2014	13.121	14.028	550	12/31/2014	12.915	13.698	3
12/31/2015	14.028	13.388	524	12/31/2015	13.698	12.969	2
AZL MVP T. Rowe Price Capital Appreciation Fund
12/31/2014	N/A	10.969	334	12/31/2014	N/A	10.884	59
12/31/2015	10.969	11.265	931	12/31/2015	10.884	11.089	91
AZL NFJ International Value Fund
12/31/2014	N/A	15.779	0	12/31/2014	N/A	15.079	0
12/31/2015	15.779	13.604	3	12/31/2015	15.079	12.897	0
AZL Oppenheimer Discovery Fund
12/31/2007	N/A	12.772	0	12/31/2007	N/A	12.413	0
12/31/2008	12.772	7.135	2	12/31/2008	12.413	6.878	1
12/31/2009	7.135	9.244	2	12/31/2009	6.878	8.841	1
12/31/2010	9.244	11.744	5	12/31/2010	8.841	11.143	0
12/31/2011	11.744	10.957	12	12/31/2011	11.143	10.313	1
12/31/2012	10.957	12.600	23	12/31/2012	10.313	11.765	1
12/31/2013	12.600	18.081	40	12/31/2013	11.765	16.748	4
12/31/2014	18.081	17.420	34	12/31/2014	16.748	16.007	1
12/31/2015	17.420	17.554	24	12/31/2015	16.007	16.001	2
AZL Pyramis Total Bond Fund
12/31/2012	N/A	10.025	5	12/31/2012	N/A	10.000	0
12/31/2013	10.025	9.669	54	12/31/2013	10.000	9.567	0
12/31/2014	9.669	10.046	126	12/31/2014	9.567	9.862	0
12/31/2015	10.046	9.818	137	12/31/2015	9.862	9.561	0
AZL Russell 1000 Growth Index Fund
12/31/2014	N/A	17.776	4	12/31/2014	N/A	17.124	0
12/31/2015	17.776	18.381	8	12/31/2015	17.124	17.565	0
AZL Russell 1000 Value Index Fund
12/31/2014	N/A	16.927	0	12/31/2014	N/A	16.305	0
12/31/2015	16.927	15.953	1	12/31/2015	16.305	15.245	0

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

81

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
AZL S&P 500 Index Fund
12/31/2007	N/A	9.882	5	12/31/2007	N/A	9.817	4
12/31/2008	9.882	6.079	27	12/31/2008	9.817	5.991	12
12/31/2009	6.079	7.514	83	12/31/2009	5.991	7.346	45
12/31/2010	7.514	8.489	142	12/31/2010	7.346	8.234	10
12/31/2011	8.489	8.502	252	12/31/2011	8.234	8.180	27
12/31/2012	8.502	9.675	435	12/31/2012	8.180	9.235	35
12/31/2013	9.675	12.561	538	12/31/2013	9.235	11.894	51
12/31/2014	12.561	14.011	483	12/31/2014	11.894	13.161	21
12/31/2015	14.011	13.948	430	12/31/2015	13.161	12.997	69
AZL Schroder Emerging Markets Equity Fund
12/31/2007	N/A	13.455	10	12/31/2007	N/A	13.221	3
12/31/2008	13.455	6.384	43	12/31/2008	13.221	6.222	8
12/31/2009	6.384	10.813	28	12/31/2009	6.222	10.456	5
12/31/2010	10.813	11.985	38	12/31/2010	10.456	11.497	16
12/31/2011	11.985	9.778	63	12/31/2011	11.497	9.305	26
12/31/2012	9.778	11.670	61	12/31/2012	9.305	11.016	24
12/31/2013	11.670	11.266	46	12/31/2013	11.016	10.550	24
12/31/2014	11.266	10.530	39	12/31/2014	10.550	9.782	23
12/31/2015	10.530	9.045	33	12/31/2015	9.782	8.336	23
AZL Small Cap Stock Index Fund
12/31/2007	N/A	9.329	7	12/31/2007	N/A	9.268	2
12/31/2008	9.329	6.353	20	12/31/2008	9.268	6.261	3
12/31/2009	6.353	7.821	16	12/31/2009	6.261	7.646	8
12/31/2010	7.821	9.678	25	12/31/2010	7.646	9.386	6
12/31/2011	9.678	9.571	38	12/31/2011	9.386	9.209	3
12/31/2012	9.571	10.930	66	12/31/2012	9.209	10.432	9
12/31/2013	10.930	15.156	51	12/31/2013	10.432	14.350	14
12/31/2014	15.156	15.727	46	12/31/2014	14.350	14.773	8
12/31/2015	15.727	15.122	27	12/31/2015	14.773	14.091	9
AZL T. Rowe Price Capital Appreciation Fund
12/31/2007	N/A	13.555	6	12/31/2007	N/A	12.677	1
12/31/2008	13.555	7.952	26	12/31/2008	12.677	7.378	4
12/31/2009	7.952	10.338	29	12/31/2009	7.378	9.515	4
12/31/2010	10.338	11.422	56	12/31/2010	9.515	10.429	13
12/31/2011	11.422	10.791	102	12/31/2011	10.429	9.774	11
12/31/2012	10.791	11.951	138	12/31/2012	9.774	10.738	10
12/31/2013	11.951	15.314	120	12/31/2013	10.738	13.650	28
12/31/2014	15.314	16.879	110	12/31/2014	13.650	14.925	16
12/31/2015	16.879	17.487	104	12/31/2015	14.925	15.340	15
BlackRock Global Allocation V.I. Fund
12/31/2008	N/A	7.919	21	12/31/2008	N/A	7.877	1
12/31/2009	7.919	9.443	373	12/31/2009	7.877	9.317	60
12/31/2010	9.443	10.220	2198	12/31/2010	9.317	10.004	116
12/31/2011	10.220	9.712	4450	12/31/2011	10.004	9.431	182
12/31/2012	9.712	10.530	4950	12/31/2012	9.431	10.144	234
12/31/2013	10.530	11.881	4931	12/31/2013	10.144	11.354	281
12/31/2014	11.881	11.942	4613	12/31/2014	11.354	11.321	253
12/31/2015	11.942	11.658	4203	12/31/2015	11.321	10.964	231

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

82

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Davis VA Financial Portfolio
12/31/2007	N/A	15.832	0	12/31/2007	N/A	11.767	0
12/31/2008	15.832	8.373	8	12/31/2008	11.767	6.174	0
12/31/2009	8.373	11.657	6	12/31/2009	6.174	8.526	1
12/31/2010	11.657	12.771	5	12/31/2010	8.526	9.266	0
12/31/2011	12.771	11.592	5	12/31/2011	9.266	8.344	0
12/31/2012	11.592	13.582	4	12/31/2012	8.344	9.698	0
12/31/2013	13.582	17.580	2	12/31/2013	9.698	12.453	0
12/31/2014	17.580	19.562	1	12/31/2014	12.453	13.747	0
12/31/2015	19.562	19.677	1	12/31/2015	13.747	13.717	0
Fidelity VIP FundsManager 50% Portfolio
12/31/2011	N/A	10.780	73	12/31/2011	N/A	10.298	2
12/31/2012	10.780	11.705	114	12/31/2012	10.298	11.092	2
12/31/2013	11.705	13.235	100	12/31/2013	11.092	12.442	2
12/31/2014	13.235	13.697	113	12/31/2014	12.442	12.774	2
12/31/2015	13.697	13.504	105	12/31/2015	12.774	12.493	2
Fidelity VIP FundsManager 60% Portfolio
12/31/2011	N/A	9.691	385	12/31/2011	N/A	9.358	18
12/31/2012	9.691	10.651	524	12/31/2012	9.358	10.203	24
12/31/2013	10.651	12.434	537	12/31/2013	10.203	11.817	19
12/31/2014	12.434	12.906	569	12/31/2014	11.817	12.168	20
12/31/2015	12.906	12.761	556	12/31/2015	12.168	11.935	19
Franklin Founding Funds Allocation VIP Fund
12/31/2007	N/A	9.246	37	12/31/2007	N/A	9.203	68
12/31/2008	9.246	5.847	142	12/31/2008	9.203	5.773	68
12/31/2009	5.847	7.510	108	12/31/2009	5.773	7.356	15
12/31/2010	7.510	8.165	65	12/31/2010	7.356	7.934	1
12/31/2011	8.165	7.927	103	12/31/2011	7.934	7.642	2
12/31/2012	7.927	9.015	98	12/31/2012	7.642	8.621	2
12/31/2013	9.015	11.003	72	12/31/2013	8.621	10.438	0
12/31/2014	11.003	11.159	51	12/31/2014	10.438	10.501	0
12/31/2015	11.159	10.320	37	12/31/2015	10.501	9.635	1
Franklin High Income VIP Fund
12/31/2007	N/A	25.387	0	12/31/2007	N/A	20.627	1
12/31/2008	25.387	19.180	1	12/31/2008	20.627	15.460	2
12/31/2009	19.180	26.989	24	12/31/2009	15.460	21.581	7
12/31/2010	26.989	30.142	91	12/31/2010	21.581	23.910	8
12/31/2011	30.142	31.080	135	12/31/2011	23.910	24.458	14
12/31/2012	31.080	35.414	140	12/31/2012	24.458	27.645	13
12/31/2013	35.414	37.655	151	12/31/2013	27.645	29.160	10
12/31/2014	37.655	37.123	149	12/31/2014	29.160	28.519	9
12/31/2015	37.123	33.267	156	12/31/2015	28.519	25.353	7
Franklin Income VIP Fund
12/31/2007	N/A	48.49	5	12/31/2007	N/A	39.399	1
12/31/2008	48.490	33.635	18	12/31/2008	39.399	27.110	1
12/31/2009	33.635	44.972	16	12/31/2009	27.110	35.960	6
12/31/2010	44.972	49.967	20	12/31/2010	35.960	39.636	4
12/31/2011	49.967	50.449	81	12/31/2011	39.636	39.700	15
12/31/2012	50.449	56.037	270	12/31/2012	39.700	43.744	13
12/31/2013	56.037	62.962	359	12/31/2013	43.744	48.758	8
12/31/2014	62.962	64.952	362	12/31/2014	48.758	49.899	7
12/31/2015	64.952	59.531	337	12/31/2015	49.899	45.370	7

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

83

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Franklin Mutual Shares VIP Fund
12/31/2007	N/A	24.148	6	12/31/2007	N/A	21.377	0
12/31/2008	24.148	14.975	27	12/31/2008	21.377	13.151	0
12/31/2009	14.975	18.614	31	12/31/2009	13.151	16.216	5
12/31/2010	18.614	20.410	34	12/31/2010	16.216	17.639	0
12/31/2011	20.410	19.917	76	12/31/2011	17.639	17.076	1
12/31/2012	19.917	22.436	161	12/31/2012	17.076	19.082	2
12/31/2013	22.436	28.376	164	12/31/2013	19.082	23.942	2
12/31/2014	28.376	29.974	147	12/31/2014	23.942	25.089	2
12/31/2015	29.974	28.099	129	12/31/2015	25.089	23.331	2
Franklin U.S. Government Securities VIP Fund
12/31/2007	N/A	26.205	1	12/31/2007	N/A	21.324	0
12/31/2008	26.205	27.800	2	12/31/2008	21.324	22.441	3
12/31/2009	27.800	28.262	16	12/31/2009	22.441	22.632	5
12/31/2010	28.262	29.342	80	12/31/2010	22.632	23.309	27
12/31/2011	29.342	30.578	133	12/31/2011	23.309	24.099	29
12/31/2012	30.578	30.720	242	12/31/2012	24.099	24.016	49
12/31/2013	30.720	29.615	264	12/31/2013	24.016	22.968	21
12/31/2014	29.615	30.191	225	12/31/2014	22.968	23.228	19
12/31/2015	30.191	29.913	217	12/31/2015	23.228	22.831	23
JPMorgan Insurance Trust Core Bond Portfolio
12/31/2014	N/A	13.501	1	12/31/2014	N/A	12.626	0
12/31/2015	13.501	13.429	6	12/31/2015	12.626	12.458	0
MFS VIT Total Return Bond Portfolio
12/31/2014	N/A	17.752	10	12/31/2014	N/A	15.784	61
12/31/2015	17.752	17.404	15	12/31/2015	15.784	15.350	0
PIMCO VIT All Asset Portfolio
12/31/2007	N/A	12.953	0	12/31/2007	N/A	13.320	0
12/31/2008	12.953	10.749	2	12/31/2008	13.320	10.965	0
12/31/2009	10.749	12.886	34	12/31/2009	10.965	13.041	5
12/31/2010	12.886	14.370	300	12/31/2010	13.041	14.427	19
12/31/2011	14.370	14.448	465	12/31/2011	14.427	14.390	50
12/31/2012	14.448	16.375	748	12/31/2012	14.390	16.178	59
12/31/2013	16.375	16.192	850	12/31/2013	16.178	15.869	41
12/31/2014	16.192	16.042	771	12/31/2014	15.869	15.598	32
12/31/2015	16.042	14.397	741	12/31/2015	15.598	13.887	30
PIMCO VIT CommodityRealReturn Strategy Portfolio
12/31/2007	N/A	12.816	1	12/31/2007	N/A	12.544	2
12/31/2008	12.816	7.103	7	12/31/2008	12.544	6.897	6
12/31/2009	7.103	9.913	19	12/31/2009	6.897	9.549	9
12/31/2010	9.913	12.173	45	12/31/2010	9.549	11.632	9
12/31/2011	12.173	11.097	81	12/31/2011	11.632	10.520	8
12/31/2012	11.097	11.531	91	12/31/2012	10.520	10.844	6
12/31/2013	11.531	9.700	85	12/31/2013	10.844	9.049	6
12/31/2014	9.700	7.802	74	12/31/2014	9.049	7.221	5
12/31/2015	7.802	5.716	74	12/31/2015	7.221	5.248	7
PIMCO VIT Emerging Markets Bond Portfolio
12/31/2007	N/A	12.287	0	12/31/2007	N/A	12.027	0
12/31/2008	12.287	10.347	2	12/31/2008	12.027	10.047	1
12/31/2009	10.347	13.324	46	12/31/2009	10.047	12.835	3
12/31/2010	13.324	14.738	278	12/31/2010	12.835	14.084	40
12/31/2011	14.738	15.454	343	12/31/2011	14.084	14.650	32
12/31/2012	15.454	17.966	402	12/31/2012	14.650	16.895	49
12/31/2013	17.966	16.482	388	12/31/2013	16.895	15.376	35
12/31/2014	16.482	16.500	371	12/31/2014	15.376	15.271	35
12/31/2015	16.500	15.905	375	12/31/2015	15.271	14.603	37

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

84

M&E Charge 1.40%				M&E Charge 2.20%
Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
PIMCO VIT Global Advantage Strategy Bond Portfolio
12/31/2011	N/A	9.814	22	12/31/2011	N/A	9.761	0
12/31/2012	9.814	10.276	112	12/31/2012	9.761	10.139	2
12/31/2013	10.276	9.814	196	12/31/2013	10.139	9.606	2
12/31/2014	9.814	9.533	203	12/31/2014	9.606	9.257	2
12/31/2015	9.533	8.928	221	12/31/2015	9.257	8.600	5
PIMCO VIT Global Bond Portfolio (Unhedged)
12/31/2007	N/A	10.44	2	12/31/2007	N/A	10.219	1
12/31/2008	10.440	10.208	5	12/31/2008	10.219	9.912	6
12/31/2009	10.208	11.763	15	12/31/2009	9.912	11.331	8
12/31/2010	11.763	12.952	110	12/31/2010	11.331	12.377	7
12/31/2011	12.952	13.740	120	12/31/2011	12.377	13.026	7
12/31/2012	13.740	14.489	126	12/31/2012	13.026	13.626	6
12/31/2013	14.489	13.077	136	12/31/2013	13.626	12.199	6
12/31/2014	13.077	13.187	96	12/31/2014	12.199	12.204	6
12/31/2015	13.187	12.479	93	12/31/2015	12.204	11.457	6
PIMCO VIT Global Dividend Portfolio
12/31/2010	N/A	10.28	1	12/31/2010	N/A	10.262	0
12/31/2011	10.280	9.659	122	12/31/2011	10.262	9.566	1
12/31/2012	9.659	10.454	126	12/31/2012	9.566	10.271	1
12/31/2013	10.454	12.288	116	12/31/2013	10.271	11.976	1
12/31/2014	12.288	12.227	97	12/31/2014	11.976	11.821	1
12/31/2015	12.227	10.969	85	12/31/2015	11.821	10.521	1
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
12/31/2009	N/A	10.011	27	12/31/2009	N/A	9.995	0
12/31/2010	10.011	10.992	403	12/31/2010	9.995	10.888	17
12/31/2011	10.992	10.652	830	12/31/2011	10.888	10.467	71
12/31/2012	10.652	11.435	994	12/31/2012	10.467	11.146	77
12/31/2013	11.435	10.389	976	12/31/2013	11.146	10.046	62
12/31/2014	10.389	10.726	822	12/31/2014	10.046	10.289	54
12/31/2015	10.726	10.562	740	12/31/2015	10.289	10.051	47
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
12/31/2012	N/A	10.237	154	12/31/2012	N/A	10.182	0
12/31/2013	10.237	9.477	219	12/31/2013	10.182	9.351	1
12/31/2014	9.477	9.802	221	12/31/2014	9.351	9.594	1
12/31/2015	9.802	9.563	216	12/31/2015	9.594	9.286	2
PIMCO VIT High Yield Portfolio
12/31/2007	N/A	14.297	0	12/31/2007	N/A	13.346	1
12/31/2008	14.297	10.779	1	12/31/2008	13.346	9.982	2
12/31/2009	10.779	14.927	17	12/31/2009	9.982	13.713	4
12/31/2010	14.927	16.855	164	12/31/2010	13.713	15.360	12
12/31/2011	16.855	17.180	373	12/31/2011	15.360	15.532	49
12/31/2012	17.180	19.367	828	12/31/2012	15.532	17.369	64
12/31/2013	19.367	20.195	1104	12/31/2013	17.369	17.967	91
12/31/2014	20.195	20.581	1183	12/31/2014	17.967	18.165	59
12/31/2015	20.581	19.561	1180	12/31/2015	18.165	17.478	61
PIMCO VIT Real Return Portfolio
12/31/2007	N/A	12.324	0	12/31/2007	N/A	11.822	0
12/31/2008	12.324	11.295	10	12/31/2008	11.822	10.748	1
12/31/2009	11.295	13.187	25	12/31/2009	10.748	12.448	10
12/31/2010	13.187	14.058	201	12/31/2010	12.448	13.165	66
12/31/2011	14.058	15.482	460	12/31/2011	13.165	14.383	38
12/31/2012	15.482	16.603	775	12/31/2012	14.383	15.301	49
12/31/2013	16.603	14.863	876	12/31/2013	15.301	13.589	43
12/31/2014	14.863	15.111	847	12/31/2014	13.589	13.705	46
12/31/2015	15.111	14.497	844	12/31/2015	13.705	13.044	54

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B

85

PIMCO VIT Total Return Portfolio
12/31/2007	N/A	14.986	0	12/31/2007	N/A	12.923	0
12/31/2008	14.986	15.486	25	12/31/2008	12.923	13.248	6
12/31/2009	15.486	17.420	97	12/31/2009	13.248	14.783	26
12/31/2010	17.420	18.572	588	12/31/2010	14.783	15.635	43
12/31/2011	18.572	18.976	962	12/31/2011	15.635	15.848	64
12/31/2012	18.976	20.507	1518	12/31/2012	15.848	16.990	88
12/31/2013	20.507	19.825	1739	12/31/2013	16.990	16.294	79
12/31/2014	19.825	20.387	1657	12/31/2014	16.294	16.622	78
12/31/2015	20.387	20.194	1591	12/31/2015	16.622	16.334	108
PIMCO VIT Unconstrained Bond Portfolio
12/31/2011	N/A	9.802	79	12/31/2011	N/A	9.749	40
12/31/2012	9.802	10.414	279	12/31/2012	9.749	10.275	49
12/31/2013	10.414	10.154	480	12/31/2013	10.275	9.939	39
12/31/2014	10.154	10.318	513	12/31/2014	9.939	10.019	38
12/31/2015	10.318	10.003	542	12/31/2015	10.019	9.635	15
RCM Dynamic Multi-Asset Plus VIT Portfolio
12/31/2015	N/A	9.201	13	12/31/2015	N/A	9.152	0
Templeton Global Bond VIP Fund
12/31/2007	N/A	32.376	2	12/31/2007	N/A	26.360	1
12/31/2008	32.376	33.906	8	12/31/2008	26.360	27.386	2
12/31/2009	33.906	39.681	29	12/31/2009	27.386	31.795	1
12/31/2010	39.681	44.783	112	12/31/2010	31.795	35.596	3
12/31/2011	44.783	43.777	240	12/31/2011	35.596	34.521	17
12/31/2012	43.777	49.669	427	12/31/2012	34.521	38.852	24
12/31/2013	49.669	49.776	530	12/31/2013	38.852	38.626	23
12/31/2014	49.776	49.984	542	12/31/2014	38.626	38.478	21
12/31/2015	49.984	47.167	546	12/31/2015	38.478	36.021	21
Templeton Growth VIP Fund
12/31/2007	N/A	29.538	6	12/31/2007	N/A	25.397	2
12/31/2008	29.538	16.799	16	12/31/2008	25.397	14.329	3
12/31/2009	16.799	21.718	11	12/31/2009	14.329	18.376	2
12/31/2010	21.718	23.000	16	12/31/2010	18.376	19.306	0
12/31/2011	23.000	21.099	29	12/31/2011	19.306	17.569	0
12/31/2012	21.099	25.187	63	12/31/2012	17.569	20.805	1
12/31/2013	25.187	32.491	71	12/31/2013	20.805	26.625	3
12/31/2014	32.491	31.138	71	12/31/2014	26.625	25.313	1
12/31/2015	31.138	28.713	67	12/31/2015	25.313	23.156	1

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix B
86

APPENDIX C – EFFECTS OF PARTIAL WITHDRAWALS AND LIFETIME PAYMENTS ON THE VALUES AVAILABLE UNDER THE CONTRACT

These calculations show the effects of partial withdrawals and lifetime payments on the Contract's values. All fractional numbers in these examples have been rounded up to the next whole number.
Partial withdrawals (including Partial Annuitizations and withdrawal charges, but not amounts we withdraw for other Contract charges) reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn.
The following example shows the effect on the available guaranteed values assuming a Contract with a $90,000 initial Purchase Payment and a $5,000 free partial withdrawal (before beginning any Lifetime Plus Payments or Income Focus Payments) when the Contract Value and Rider Anniversary Value are $100,000, Benefit Base is $104,040, and Maximum Anniversary Value is $100,000.
Partial Withdrawal	Contract Value		Total Income Value (Income Focus) and Traditional Death Benefit Value		Benefit Base (Income Protector)		Rider Anniversary Value (Investment Protector)		Maximum Anniversary Value (Maximum Anniversary Death Benefit)
Prior to withdrawal		$100,000	$90,000		$104,040		$100,000		$100,000
$5,000 withdrawal			–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)		–[($5,000/ 100,000) x 114,000)
			x 90,000	)]	x 104,040	)]	x 100,000	)]	x 100,000	)]
	$	– 5,000	=– $4,500		=– $5,202		=– $5,000		=– $5,000
After withdrawal		$95,000	$85,500		$98,838		$95,000		$95,000
Lifetime Plus Payments under Income Protector and Income Focus Payments under Income Focus reduce the Contract Value on a dollar for dollar basis and reduce other benefits guaranteed values by the percentage of Contract Value withdrawn. However, Lifetime Plus Payments do not reduce the Benefit Base and Income Focus Payments do not reduce Income Values.
The following example shows the effect of taking the annual maximum payment on your Contract under Income Protector or Income Focus if you are the sole Covered Person. For Income Protector, assume you begin payments at age 62 when the Contract Value is $97,000 , the Benefit Base is $120,000, and the annual maximum Lifetime Plus Payment is $4,800 (4% of the $120,000 Benefit Base). For Income Focus, assume you begin payments when your Income Value Percentage is 6.25% and the annual maximum Income Focus Payment is $5,344 (6.25% of the $85,500 Income Value).
Lifetime Plus Payment	Contract Value		Traditional Death Benefit Value		Benefit Base	Income Focus Payment	Contract Value		Traditional Death Benefit Value		Income Value
Before payment		$97,000	$85,500		$120,000	Before payment		$97,000	$85,500		$85,500
$4,800 payment			–[	($4,800/97,000)		$5,344 payment			–[	($5,344/97,000)
			x 85,500)] =						x 85,500)] =
	$	– 4,800	$ – 4,231		no change		$	– 5,344	$ – 4,710		no change
After payment		$92,200	$81,269		$120,000	After payment		$91,656	$80,790		$85,500
An Excess Withdrawal is a withdrawal you take while you are receiving Lifetime Plus Payments or Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum lifetime payment. Partial Excess Withdrawals (including withdrawal charges, but not amounts we withdraw for other Contract charges) immediately reduce the Contract Value on a dollar for dollar basis, and reduce all of the guaranteed values by the percentage of Contract Value withdrawn. Partial Excess Withdrawals also reduce the annual maximum Lifetime Plus Payment or annual maximum Income Focus Payment on the next Benefit Anniversary.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix C
87

Continuing from the annual maximum payment example, assume you take a $5,000 partial Excess Withdrawal later in the first Benefit Year when the Contract Value is $92,000.
Excess Withdrawal	Contract Value		Traditional Death Benefit Value		Benefit Base		Next anniverary's annual maximum Lifetime Plus Payment		Income Value		Next anniverary's annual maximum Income Focus Payment
Prior to withdrawal		$92,000	$81,269		$120,000		$4,800		$85,500		$5,344
$5,000 withdrawal			–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)	–[	($5,000/92,000)
			x 81,269	)]	x 120,000	)]	x 4,800	)]	x 85,500		x 5,344	)]
	$	– 5,000	=– $4,417		=– $6,522		=– $261		=– $4,647		=– $290
After withdrawal		$87,000	$76,852		$113,478		$4,539		$80,853		$5,054

APPENDIX D – LIFETIME BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Lifetime Plus Benefit was available from August 31, 2007 through March 31, 2009. Lifetime Plus 8 Benefit was available from August 7, 2008 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Lifetime Benefits	Contract Version	Available Dates	Current Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)		Maximum Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
			No qualifying event, or declined charge increase(2)	Had a qualifying event and accepted increase(2)
Lifetime Plus Benefit	A	10/1/2007 - 3/31/2009
Single Lifetime Plus Payments			0.70%	1.20%	1.50%(3)
Joint Lifetime Plus Payments			0.85%	1.35%	1.65%(4)
Lifetime Plus 8 Benefit	A	8/7/2008 - 1/23/2009
Single Lifetime Plus Payments			0.80%(5)	1.20%(7)	1.60%(3)
Joint Lifetime Plus Payments			0.95%(6)	1.35%(8)	1.75%(4)
Lifetime Plus 8 Benefit	A	1/26/2009 - 3/31/2009
Single Lifetime Plus Payments			0.95%	1.20%	1.60%(3)
Joint Lifetime Plus Payments			1.10%	1.35%	1.75%(4)
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
(2)	A qualifying event is the reset of a Lifetime Benefit's Annual Increase, or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013. If you have had an annual payment increase, your additional M&E charge does not change until the next fifth Benefit Anniversary. If you have had a qualifying event, you can decline this increase to the additional M&E charge as discussed in this appendix.
(3)	This is the maximum charge we could impose if you remove a Covered Person or have a qualifying event.
(4)	This is the maximum charge we could impose if you have a qualifying event.
(5)	On the Benefit Date, the M&E charge reduces to 0.70% and the maximum M&E charge reduces to 1.50%.
(6)	On the Benefit Date, the M&E charge reduces to 0.85% and the maximum M&E charge reduces to 1.65%.
(7)	On the Benefit Date, the M&E charge reduces to 1.10% and the maximum M&E charge reduces to 1.50%.
(8)	On the Benefit Date, the M&E charge reduces to 1.25% and the maximum M&E charge reduces to 1.65%.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
88

Except as specified in this appendix, the same terms and conditions apply to each Lifetime Benefit. We designed Lifetime Plus Payments to last for the lifetime of the Covered Person(s). If all Covered Persons die or are removed from the Contract before Lifetime Plus Payments begin, your Lifetime Benefit ends and payments are not available to you. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. You can begin payments immediately if the Covered Person(s) meet the minimum exercise age requirement (see "Requesting Lifetime Plus Payments"). You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Lifetime Plus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
There are several important points to note about Lifetime Benefits.
•	If you do not begin receiving Lifetime Plus Payments during the eligibility period, your benefit ends and you will have paid for the benefit without receiving any of its advantages.
•	Joint Lifetime Plus Payments are not available under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses.
•	Lifetime Benefits do not create Contract Value or guarantee the performance of any Investment Option.
•	If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit as discussed under "Removing a Lifetime Benefit."
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Benefit Base.
•	If you take less than the annual maximum Lifetime Plus Payment, you may not receive an annual payment increase. Allocations to the Cumulative Withdrawal Benefit (the difference between your annual maximum Lifetime Plus Payment and the annual actual Lifetime Plus Payment you receive) do not earn interest or participate in your selected Investment Options' performance, and are not available to your Beneficiaries* upon death. (See the "Cumulative Withdrawal Benefit" discussion later in this appendix.)
*	If you selected joint Lifetime Plus Payments and the surviving spouse who is also the joint Covered Person continues the Contract, the Cumulative Withdrawal Value is available to your spouse.
NOTE:

•	For the flexible rebalancing program: The program is not available while your Lifetime Benefit is in effect. However, you can participate in the flexible rebalancing program after the rider termination date if you remove a Lifetime Benefit from your Contract.

•	For partial withdrawals: You cannot take a partial withdrawal from specific Investment Options if you have a Lifetime Benefit.

REMOVING A LIFETIME BENEFIT
You can remove a Lifetime Benefit from your Contract before Lifetime Plus Payments begin. If you have the No Withdrawal Charge Option, you can only remove a Lifetime Benefit if you simultaneously replace it with Investment Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).
You can remove a Lifetime Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Lifetime Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
Although you cannot remove a Lifetime Benefit on or after the Benefit Date, you can end your selected benefit by:
•	taking an Excess Withdrawal of the total Contract Value (your Contract Value must be greater than the Cumulative Withdrawal Value); or
•	requesting a Full Annuitization.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
89

COVERED PERSON(S)
We base Lifetime Plus Payments on the lives of the Covered Person(s). Their ages determined availability of the benefit, when lifetime payments can begin and the Lifetime Plus Payment percentage. When you selected a benefit, you chose whether you wanted payments based on your life (single Lifetime Plus Payments), or the lifetime of you and your spouse (joint Lifetime Plus Payments). However, joint Lifetime Plus Payments are not available under Lifetime Plus 8 Benefit if there is more than a 25-year age difference between spouses. Based on your payment selection, we determine the Covered Persons as follows.
For single Lifetime Plus Payments and:
•	solely owned Contracts, the Covered Person is the Owner.
•	jointly owned Contracts, you can choose which Owner is the Covered Person.
•	Contracts owned by a non-individual, the Covered Person is the Annuitant.
For joint Lifetime Plus Payments, Covered Persons must be spouses and:
•	Non-Qualified Contracts:
–	spouses must be Joint Owners; or
–	one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary if the sole Owner is a non-individual; or
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary.
•	Qualified Contracts:
–	one spouse must be the sole Owner and Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual, then one spouse must be the Annuitant and the other spouse must be the sole primary Beneficiary; or
–	if the owner is a non-individual and we require the non-individual Owner to also be the sole primary Beneficiary, then one spouse must be the Annuitant and the other spouse must be the sole contingent Beneficiary.
You cannot add or replace a Covered Person. However, you can remove a joint Covered Person before the Benefit Date on a Contract Anniversary, or after the Benefit Date on a Benefit Anniversary by completing the appropriate form and sending it to us within 30 days before the anniversary. We process your request on the Contract Anniversary* (or Benefit Anniversary) that occurs immediately after we receive your request in Good Order at our Service Center. Removing a joint Covered Person does not change Lifetime Plus Payments, but it may change your M&E charge. If you remove a joint Covered Person we reserve the right to declare a new additional M&E charge. Any new additional M&E charge cannot be greater than the maximum for your Lifetime Benefit with single Lifetime Plus Payments stated at the beginning of this appendix. If we change the additional M&E charge, we adjust the number of accumulation units so that the Contract Value on the anniversary that we process your request remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
*	Or on the next Business Day if the Contract Anniversary or Benefit Anniversary is not a Business Day.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
90

Once we remove a Covered Person, he or she cannot be reinstated.
NOTE:

•	Following an assignment or change of ownership/Annuitant/Beneficiary, if a Covered Person no longer has the required relationship stated here, he or she is removed from the Contract as a Covered Person. If we remove all Covered Persons from the Contract, your Lifetime Benefit and any Lifetime Plus Payments end.
•	For non-spouse Joint Owners with single Lifetime Plus Payments: If you are no longer spouses on the date of an Owner's death and the Contract Value is positive, we pay the death benefit to the Beneficiary and the Lifetime Benefit and any Lifetime Plus Payments end. This means Lifetime Plus Payments are no longer available even if a Covered Person is still alive.

•	Joint Covered Persons must continue to qualify as spouses under federal law while your benefit is in effect. Until then, if at any time joint Covered Persons are no longer spouses, you must send us written notice. We either divide the Contract in accordance with any applicable court order or law regarding division of assets upon divorce, or remove a former spouse from the Contract as a Covered Person and also as an Owner, Joint Owner or Annuitant. At this time, we may change the additional M&E charge for your Lifetime Benefit as discussed in this appendix. However, any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. When we receive notification of an Owner's death, if we discover that the joint Covered Persons were not federally recognized spouses at the time of death, spousal continuation of the Contract is not available. Therefore, your benefit, any Lifetime Plus Payments and the Contract all end.

LIFETIME PLUS PAYMENT OVERVIEW
We base your initial Lifetime Plus Payment on the Benefit Base and payment percentage. When payments begin (on the Benefit Date), the Benefit Base is the greater of:
•	Contract Value as of the end of the last Business Day before the Benefit Date,
•	Quarterly Anniversary Value, or
•	for Lifetime Plus Benefit, an annual 5% compounded interest applied to Purchase Payments adjusted for withdrawals. Each Contract Anniversary before the older Covered Person's 81st birthday we automatically reset the compounded interest to equal the Contract Value, if greater (5% Annual Increase).
•	for Lifetime Plus 8 Benefit, a quarterly simple interest of 2% applied to Purchase Payments adjusted for withdrawals for up to 20 years. Each quarter we reset the simple interest to equal the Contract Value, if greater (8% Annual Increase).
We determine your payment percentage by using Lifetime Plus Payment Table for your selected benefit. We established your Contract's Lifetime Plus Payment Table on the rider effective date and we cannot change it.
Lifetime Plus Payment Table for Lifetime Plus Benefit with single Lifetime Plus Payments
Age band of the Covered Person	Annual maximum Lifetime Plus Payment percentage
55 - 59	4%
60 - 69	5%
70 - 79	6%
80+	7%

Lifetime Plus Payment Table for Lifetime Plus Benefit with joint Lifetime Plus Payments
Age band of the younger Covered Person	Annual maximum Lifetime Plus Payment percentage
60 - 69	5%
70 - 74	5.5%
75 - 79	6%
80+	7%

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
91

Lifetime Plus Payment Table for Lifetime Plus 8 Benefit
Age band of the Covered Person (or younger Covered Person for joint Lifetime Plus Payments)	Annual maximum Lifetime Plus Payment percentage
65 - 69	5%
80+	6%
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each year, but you can choose to take less. Your annual maximum Lifetime Plus Payment may increase based on the Covered Person's age and/or if the Contract Value increases. However, your payment does not increase annually just as a result of the Covered Person moving into a new age band; the result of the current Contract Value multiplied by the increased payment percentage must be greater than your current annual maximum Lifetime Plus Payment for your payment to increase. For more information, see the "Automatic Annual Lifetime Plus Payment Increases."
BENEFIT BASE
The Benefit Base determines your initial annual maximum Lifetime Plus Payment. The greater the Benefit Base, the greater the initial annual maximum Lifetime Plus Payment.
On the rider effective date, and on each Business Day before the Benefit Date, the Benefit Base is equal to the greatest of:
•	the Quarterly Anniversary Value,
•	for Lifetime Plus Benefit, the 5% Annual Increase, or
•	for Lifetime Plus 8 Benefit, the 8% Annual Increase.
On the Benefit Date, we compare your Benefit Base to the Contract Value using the values determined at the end of the prior Business Day and increase your Benefit Base to equal this Contract Value if it is greater.
On and after the Benefit Date, your Benefit Base only changes if you take an Excess Withdrawal, or we increase your annual maximum Lifetime Plus Payment. Excess Withdrawals reduce your Benefit Base by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process the withdrawal. An annual payment increase may increase or decrease your Benefit Base at the end of the last Business Day before a Benefit Anniversary as follows.
•	If we increase your annual maximum Lifetime Plus Payment because the Contract Value increased, we increase your Benefit Base by the same percentage that we increased the payment.
•	If we increase your annual maximum Lifetime Plus Payment because the current payment percentage multiplied by the current Contract Value results in a higher payment, we change your Benefit Base to equal this Contract Value. This change may increase or decrease your Benefit Base. For example, suppose a 60-year old has an annual maximum Lifetime Plus Payment of $4,000 based on the Benefit Base of $100,000 ($4,000 = 4% x $100,000). On the next Benefit Anniversary, if the payment percentage increases to 5% based on the Covered Person's age, at 5% the annual maximum Lifetime Plus Payment would increase if the current Contract Value was at least $80,020 ($80,020 x 5% = $4,001). The Benefit Base of $100,000 would then reduce to equal the $80,020 Contract Value.
NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Quarterly Anniversary Value, 5% Annual Increase or 8% Annual Increase that are based on Purchase Payments.

QUARTERLY ANNIVERSARY VALUE
While your Lifetime Benefit is in effect, we only calculate the Quarterly Anniversary Value before the Benefit Date.
If the rider effective date is the Issue Date, the Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Quarterly Anniversary Value is initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
92

On each Quarterly Anniversary, we compare the Quarterly Anniversary Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
LIFETIME PLUS BENEFIT'S 5% ANNUAL INCREASE
While your Lifetime Plus Benefit is in effect, we only calculate the 5% Annual Increase before the Benefit Date.
If the rider effective date is the Issue Date, the 5% Annual Increase is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the 5% Annual Increase is initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day we adjust the 5% Annual Increase as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the rider effective date is the Issue Date and there are no resets, we calculate the 5% Annual Increase as follows.
On the first Rider Anniversary the 5% Annual Increase is equal to:
a + (0.05 x b)
Where:
a =	The 5% Annual Increase at the end of the prior Business Day; and
b =	Purchase Payments* received within 90 days of the Issue Date.
On the second and later Rider Anniversaries the 5% Annual Increase is equal to:
c + (0.05 x d)
Where:
c =	The 5% Annual Increase at the end of the prior Business Day; and
d =	Purchase Payments* received more than one year ago and at most 11 years ago. If there was no reset, on the 11th Rider Anniversary we exclude from "d" any Purchase Payments received within 90 days of the Issue Date.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
If the rider effective date occurs after the Issue Date or there are resets, we calculate the 5% Annual Increase as follows.
On the first Rider Anniversary (or first reset anniversary) the 5% Annual Increase is equal to:
e + (0.05 x f)
Where:
e =	The 5% Annual Increase at the end of the prior Business Day; and
f =	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date).
On the second and later Rider Anniversaries (or second and later reset anniversaries) the 5% Annual Increase is equal to:
g + (0.05 x h)
Where:
g =	The 5% Annual Increase at the end of the prior Business Day; and
h =	Contract Value* determined at the end of the last Business Day before the rider effective date (or reset date), plus total Purchase Payments* received more than one year ago and at most 11 years ago and after the rider effective date (or reset date). If there was no reset, on the 11th Rider Anniversary we exclude from "d" any Purchase Payments received within 90 days of the Issue Date. We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
*	Reduced by the percentage of any Contract Value withdrawn on or after the rider effective date (or reset date), determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
93

LIFETIME PLUS BENEFIT'S RESETS
While your Lifetime Plus Benefit is in effect, and before the older Covered Person's 81st birthday or the Benefit Date, on each Contract Anniversary we compare the 5% Annual Increase to the Contract Value using the values determined at the end of the prior Business Day and increase the 5% Annual Increase to equal this Contract Value if it is greater (automatic reset).
For an automatic reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an automatic reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to accept the charge increase or opt out of future automatic resets. If you accept this increase to the additional M&E charge we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept this increase, you continue to be eligible to receive future automatic resets.
If you opt out of future automatic resets, we do not increase Lifetime Plus Benefit's additional M&E charge, you do not receive any future automatic resets, you keep all previous resets (including this reset), and you can request manual resets in the future. After opting out of automatic resets, you can request a manual reset within 30 days following a Contract Anniversary by completing the appropriate form. Manual resets are only available on a Contract Anniversary if the Contract Value is greater than the 5% Annual Increase using the values determined at the end of the prior Business Day. We process your manual reset request as of the immediately preceding Contract Anniversary (reset date) once we receive your request in Good Order at our Service Center. If the reset date does not fall on a Business Day, we process your request on the next Business Day. For a manual reset requested on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for a manual reset in the future, but any new additional M&E charge cannot be greater than the maximum stated at the beginning of this appendix. Any M&E charge change due to a manual reset occurs on the 30th day after the reset date, or on the next Business Day if the 30th day is not a Business Day.
If we change Lifetime Plus Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
When we process a reset (automatic or manual), we change the 5% Annual Increase to equal the Contract Value determined at the end of the last Business Day before the reset date.
LIFETIME PLUS 8 BENEFIT'S 8% ANNUAL INCREASE
While your Lifetime Plus 8 Benefit is in effect, we only calculate the 8% Annual Increase before the Benefit Date.
On each Quarterly Anniversary during the increase period, we apply a simple interest increase of 2% to the Purchase Payments adjusted for withdrawals (or the Contract Value on the rider effective date, if applicable). The increase period begins on the first Quarterly Anniversary that occurs on or after the sole Covered Person's 60th birthday, or the younger joint Covered Person's 65th birthday (the increase start date). The increase start date is the rider effective date if the Covered Person's age requirement is met on that date. The increase period ends on the earlier of the Contract Anniversary that occurs 20 years after the increase start date, or on the Benefit Date.
On each Quarterly Anniversary, we compare the 8% Annual Increase to the Contract Value and increase it to equal the Contract Value if the Contract Value is greater (reset). During the increase period, we do this comparison after applying any quarterly simple interest. We also then apply any future simple interest increases to the reset value. Contract Value resets occur during the entire period we calculate the 8% Annual Increase, not just during the increase period. A reset may result in an increase to the additional M&E charge as described later in this appendix.
If the rider effective date is the Issue Date, both the 8% Annual Increase and increase base are initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, both the 8% Annual Increase and increase base are initially equal to the Contract Value at the end of the prior Business Day.
At the end of each Business Day, we adjust both the 8% Annual Increase and increase base as follows.
•	We increase them by the amount of any additional Purchase Payments.
•	We reduce them by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
94

On each Quarterly Anniversary during the increase period, the 8% Annual Increase is equal to:
a + 0.02 (b – c)
Where:
a =	The 8% Annual Increase at the end of the prior Business Day;
b =	The increase base at the end of the prior Business Day; and
c =	Purchase Payments* received on or after the prior Quarterly Anniversary. If you selected this benefit at issue, we exclude from "c" any Purchase Payments received before the first Quarterly Anniversary.
*	We reduce each Purchase Payment by the percentage of any Contract Value withdrawn, determined at the end of each Business Day. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
We then compare this 8% Annual Increase to the Contract Value at the end of the prior Business Day and increase both the 8% Annual Increase and the increase base to equal this Contract Value if it is greater. As previously stated, these resets can occur before, during and after the increase period.
For a reset that occurs on or after April 29, 2013, the current additional M&E charge is 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change this additional M&E charge for a reset in the future, but any new additional M&E charge cannot be greater than the maximum stated for the Lifetime Plus 8 Benefit at the beginning of this appendix. We send you written notice of this increase to your additional M&E charge and provide you at least 30-days to decline the reset. If you decline the reset, you will not receive any future automatic resets, but you keep all previous resets (including this reset). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the reset date, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to Lifetime Plus 8 Benefit's additional M&E charge, then you continue to be eligible to receive future resets.
If we change Lifetime Plus 8 Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
REQUESTING LIFETIME PLUS PAYMENTS
You request Lifetime Plus Payments by completing a payment election form. Lifetime Plus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Lifetime Plus Payments to begin. You cannot submit this form until the younger Covered Person reaches the exercise age, or once the older Covered Person reaches age 91. The exercise age for Lifetime Plus Benefit with single Lifetime Plus Payments is age 55, and for joint payments it is age 60. The exercise age for Lifetime Plus 8 Benefit it is age 65.
You can receive Lifetime Plus Payments semi-monthly, monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. Once your Contract Value reduces to zero, you receive your maximum Lifetime Plus Payment at the previous selected payment frequency. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Lifetime Plus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Lifetime Plus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
95

Once Lifetime Plus Payments begin:
•	You can no longer remove your selected Lifetime Benefit from the Contract.
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments so the Traditional Death Benefit value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal or dollar cost averaging programs end.
•	The free withdrawal privilege is not available.
•	You can only change the Owner if you selected joint Lifetime Plus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	If you selected Lifetime Plus Benefit, the additional M&E charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you selected Lifetime Plus 8 Benefit and your rider effective date is before January 26, 2009, the additional M&E charge decreases as indicated at the beginning of this appendix, and it continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected Lifetime Plus 8 Benefit and your rider effective date is from January 26, 2009 until March 31, 2009, the additional M&E charge continues until the benefit ends, or the Contract Value reduces to zero.
•	If you selected the Quarterly Value Death Benefit, its additional M&E charge continues until that benefit ends.
•	If you take a Full Annuitization, Lifetime Plus Payments stop and your Lifetime Benefit ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance, and it decreases on a dollar for dollar basis with each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal, and the deduction of Contract charges other than the M&E charge.
•	Lifetime Plus Payments and Cumulative Withdrawals do not reduce your Benefit Base, but Excess Withdrawals reduce your Benefit Base and annual maximum Lifetime Plus Payment by the percentage of Contract Value withdrawn (including any withdrawal charge). Excess Withdrawals may cause your Lifetime Plus Payments to stop and your Lifetime Benefit to end.
•	Each Lifetime Plus Payment, Cumulative Withdrawal and any Excess Withdrawal reduces the Traditional Death Benefit value (or the Quarterly Anniversary Value under the Quarterly Value Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
•	We may increase your annual maximum Lifetime Plus Payment on every Benefit Anniversary before the older Covered Person reaches age 91. If you receive a payment increase, we may also change your Benefit Base and we reserve the right to change your Lifetime Benefit's additional M&E charge subject to the maximum additional M&E charge stated at the beginning of this appendix.
NOTE: If the older Covered Person was age 80 on the rider effective date, we extend the latest available Benefit Date by 30 calendar days in order to allow you to receive the maximum benefit from the Benefit Base values.

CALCULATING YOUR LIFETIME PLUS PAYMENTS
The annual maximum Lifetime Plus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date, the initial annual maximum Lifetime Plus Payment is equal to the Benefit Base multiplied by the current payment percentage, determined by using the Lifetime Plus Payment Table (see "Lifetime Plus Payment Overview" earlier in this appendix). On the Benefit Date, if your initial annual maximum Lifetime Plus Payment is less than $100, your benefit ends without receiving any of its advantages. For example, assuming a 4% initial payment percentage, if you take withdrawals that reduce the Benefit Base to less than $2,200, this would result in an initial Lifetime Plus Payment of less than $100.
The annual maximum Lifetime Plus Payment is the amount you are entitled to, but the Cumulative Withdrawal Benefit allows you to take less. The annual actual Lifetime Plus Payment is the total amount you choose to receive each year. Each Lifetime Plus Payment you receive is equal to the annual actual Lifetime Plus Payment divided by the number of payments you chose to receive during the Benefit Year. The initial actual Lifetime Plus Payment must either be zero, or at least $100.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
96

We deduct each Lifetime Plus Payment, Cumulative Withdrawal, Excess Withdrawal, and any additional payments resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while your benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this appendix.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal or Full Annuitization, then Lifetime Plus Payments continue until the deaths of all Covered Persons.
Cumulative Withdrawal Benefit
Cumulative Withdrawal Benefit allows you to control the amount of actual Lifetime Plus Payment you receive. Any part of your annual maximum Lifetime Plus Payment that you do not withdraw in a given Benefit Year is added to the Cumulative Withdrawal Value, which is available to you upon request. Cumulative Withdrawal Benefit is automatically part of your Lifetime Benefit and has no additional fee or charge.
You can change the amount of your actual Lifetime Plus Payment once each Benefit Year while your Contract Value is positive. You must provide notice of any requested change to your actual Lifetime Plus Payment amount to our Service Center at least 30 days before the Benefit Date or Benefit Anniversary (as applicable). If the change is available, we implement it on the Benefit Date or Benefit Anniversary and it remains in effect until you request another change, your Contract Value reduces to zero, or your benefit ends. Once your Contract Value reduces to zero you must take the maximum Lifetime Plus Payment at your previously selected payment frequency.
The Cumulative Withdrawal Value is the total of all annual maximum Lifetime Plus Payments that you did not take. The Cumulative Withdrawal Value does not earn interest and it does not increase or decrease with your selected Investment Options' performance. It only increases when you take less than your annual maximum Lifetime Plus Payment and it only decreases when you take a Cumulative Withdrawal. The Cumulative Withdrawal Value remains in your Contract until you take a Cumulative Withdrawal. The Cumulative Withdrawal Value is not available to your Beneficiaries upon death, unless your Beneficiary is your spouse, a joint Covered Person and continues the Contract.
You can take withdrawals from your Cumulative Withdrawal Value at any time. Any portion of a withdrawal you take on or after the Benefit Date that is less than or equal to your Cumulative Withdrawal Value is a Cumulative Withdrawal, and any portion that is greater than your Cumulative Withdrawal Value is an Excess Withdrawal. Each Cumulative Withdrawal must be at least $100, or your entire Cumulative Withdrawal Value.
Cumulative Withdrawals are not subject to a withdrawal charge. Each Cumulative Withdrawal reduces your Contract Value, Withdrawal Charge Basis and Cumulative Withdrawal Value on a dollar for dollar basis, and reduces the portion of the Traditional Death Benefit value that is based on Purchase Payments (or the portion of the Quarterly Value Death Benefit value that is based on the Quarterly Anniversary Value, if applicable) by the percentage of Contract Value withdrawn.
If your Contract Value reduces to zero for any reason other than an Excess Withdrawal, we send you any remaining Cumulative Withdrawal Value and your Cumulative Withdrawal Benefit ends. Otherwise your Cumulative Withdrawal Benefit ends when your Lifetime Benefit ends.
Excess Withdrawals
Your annual maximum Lifetime Plus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is any portion of a withdrawal you take on or after the Benefit Date that is greater than your Cumulative Withdrawal Value. Excess Withdrawals include any applicable withdrawal charge.
Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value. Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value. We also review how each partial Excess Withdrawal would hypothetically reduce your current annual maximum Lifetime Plus Payment. On the Business Day you take a partial Excess Withdrawal, if the current Benefit Base (after reduction for the Excess Withdrawal) multiplied by the age-based payment percentage as of the prior Benefit Anniversary is less than $100, you must withdraw the total remaining Contract Value. If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
97

Excess Withdrawals reduce your annual maximum Lifetime Plus Payment on the next Benefit Anniversary after the withdrawal by the percentage of Contract Value withdrawn, determined at the end of the Business Day we process each withdrawal.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Lifetime Plus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments, Cumulative Withdrawals and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitizations, if on the maximum permitted Income Date you are receiving Lifetime Plus Payments, we guarantee to pay you the greater of your maximum Lifetime Plus Payment, or fixed Annuity Payments based on the greater of Contract Value or Cumulative Withdrawal Value under Annuity Option 1 or Annuity Option 3. If we pay you the maximum Lifetime Plus Payment on the maximum permitted Income Date, we also send you any remaining Cumulative Withdrawal Value. If you select any other Annuity Option, or if you choose variable Annuity Payments, these guarantees do not apply. For more information, see section 9, The Annuity Phase.

AUTOMATIC ANNUAL LIFETIME PLUS PAYMENT INCREASES
We may change your annual maximum Lifetime Plus Payment on each Benefit Anniversary before the older Covered Person reaches age 91 as follows.
•	If you took your annual maximum Lifetime Plus Payment during the last Benefit Year, we increase next year's annual maximum payment if the Contract Value at the end of the prior Business Day is greater than the Contract Value from one year ago (which is the end of the last Business Day before the prior Benefit Anniversary, or the Benefit Date if this is the first Benefit Anniversary). This increase is equal to the percentage of growth between these two Contract Values. For example, if the Contract Value increased by 5%, we also increase your annual maximum Lifetime Plus Payment by 5%.
•	If the current payment percentage multiplied by the Contract Value at the end of the prior Business Day results in a higher annual maximum Lifetime Plus Payment.
If your actual Lifetime Plus Payment is an exact dollar amount, an automatic annual payment increase does not increase your actual payment. However, if your actual Lifetime Plus Payment is a percentage of your annual maximum Income Advantage Payment, an automatic annual payment increase does increase your actual payment.
If you receive an annual Lifetime Plus Payment increase we increase the current additional M&E charge on the next fifth Benefit Anniversary (for example, on the fifth, tenth and fifteenth Benefit Anniversaries) that occurs on or after April 29, 2013, to 1.20% for single Lifetime Plus Payments and 1.35% for joint Lifetime Plus Payments. We reserve the right to change the additional M&E charge for an annual payment increase in the future, but any new additional M&E charge cannot be greater than the maximum stated for your Lifetime Benefit at the beginning of this appendix. We send you written notice of this increase and provide you at least 30-days to decline the annual payment increase. If you decline the annual payment increase, you will not receive any future annual Lifetime Plus Payment increases, but you keep all previous increases (including this increase). If you do not contact us and decline the increase to the additional M&E charge during the 30-day notice period, we assume you have accepted the increase and we change the additional M&E charge on the 60th day after the current fifth Benefit Anniversary, or on the next Business Day if the 60th day is not a Business Day. If you accept an increase to your Lifetime Benefit's additional M&E charge, then you continue to be eligible to receive future annual Lifetime Plus Payment increases.
If we change your Lifetime Benefit's additional M&E charge, we simultaneously adjust the number of accumulation units so that the Contract Value remains the same. Because Investment Option performance changes accumulation unit values, this adjustment may be positive or negative.
NOTE: Automatic annual Lifetime Plus Payment increases are not available once the older Covered Person reaches age 91, or on or after the Business Day your Contract Value reduces to zero.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
98

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Lifetime Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Lifetime Benefit's guarantees and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Benefit Base. We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them.
If your rider effective date is from January 26, 2009 until March 31, 2009: We require you to allocate 100% of your total Contract Value to Investment Option Group C.
If your rider effective date is before January 26, 2009:
•	You cannot allocate more than 25% of your total Contract Value to Investment Option Group A.
•	You cannot allocate more than 70% of your total Contract Value to Investment Option Group A and Group B.
•	We do not limit allocations to Investment Option Group C.
Group A Investment Options(1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009, the following are included in Investment Option Group C, and not in Group A:
 AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund.

Group B Investment Options
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund

AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund
AZL S&P 500 Index Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT Global Dividend Portfolio
Templeton Growth VIP Fund

Group C Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL Invesco Equity and Income Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL Pyramis Total Bond Fund
AZL T. Rowe Price Capital Appreciation Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio

Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
99

We may add, remove or substitute Investment Options from this group. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option within a group is removed or substituted, we send your written notice 30 days before the removal or substitution date.
While your Lifetime Benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
WHEN A LIFETIME BENEFIT ENDS
Your Lifetime Benefit ends upon the earliest of the following.
•	Before the Benefit Date, the Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	Before the Benefit Date, the Business Day all original Covered Persons no longer have the required relationship (Owner, Annuitant or sole Beneficiary) as stated under "Covered Persons" in this appendix.
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by a Lifetime Plus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Lifetime Plus Payment is less than $100.
•	The date of death of an Owner (or Annuitant if the Owner is a non-individual). However, if a federally recognized spouse is a Covered Person and continues this Contract, the Lifetime Benefit also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix D
100

APPENDIX E – TARGET DATE BENEFITS

Version A Contracts that were issued on or prior to April 29, 2011 offered two different Target Date Retirement Benefit was available from May 1, 2008 through January 23, 2009. Target Date 10 Benefit was available from January 26, 2009 through March 31, 2009. The additional M&E charge for these benefits during the Accumulation Phase is as follows. There is no additional M&E charge for these benefits during the Annuity Phase.
Optional Target Date Benefits	Contract Version	Available Dates	Additional M&E Charge(1) (as a percentage of each Investment Options' net asset value)
Target Date Retirement Benefit	A	5/1/2008 to 1/23/2009	0.40%
Target Date 10 Benefit	A	1/26/2009 to 3/31/2009	0.55%
(1)	We assess the additional M&E charge for these optional benefits during the Accumulation Phase while your benefit is in effect and your Contract Value is positive.
NOTE: Your Contract refers to both of these benefits as "Target Date Retirement Benefit Rider." If your Contract has a minimum of ten Contract Years to the initial Target Value Date, then you have Target Date 10 Benefit; if the minimum is seven, you have Target Date Retirement Benefit.

Except as specified in this appendix, the same terms and conditions apply to each Target Date Benefit. Each Target Date Benefit provides, during the Accumulation Phase, a level of protection for your principal and any annual investment gains through the Target Value which is available at a future point you select, called the Target Value Date. The earliest initial Target Value Date you can select under Target Date 10 Benefit is the tenth Rider Anniversary and under Target Date Retirement Benefit it is the seventh Rider Anniversary. Each Rider Anniversary occurs on a Contract Anniversary. Additional Target Value Dates occur on every subsequent Rider Anniversary. The Target Value is only guaranteed to be available to you on the last Business Day before each Target Value Date. Beginning on the next Business Day, your Contract Value fluctuates based on your selected Investment Options' performance, and this is the value available to you upon withdrawal.
There are several important points to note about Target Date Benefits.
•	Target Date Benefits do not guarantee Investment Option performance.
•	You cannot take a partial withdrawal from specific Investment Options if you have a Target Date Benefit.
•	If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit as discussed under "Removing a Target Date Benefit."
•	We restrict Contract Value allocations and transfers, and rebalance your Contract Value quarterly. These restrictions support the benefit's guarantees, and to the extent they limit your investment flexibility, they may limit the upside potential to your Contract Value and Target Value.
•	We no longer accept additional Purchase Payments for Contracts with a Target Date Benefit. If you have a Target Date Benefit you can also no longer participate in the automatic investment plan or the flexible rebalancing program while your Target Date Benefit is in effect. These restrictions no longer apply once the benefit ends.
•	The Target Value does not lock in any Contract Value gains that occur between Rider Anniversaries.
•	The Target Value does not provide any guarantee to your Contract Value before the initial Target Value Date, or during the period between Target Value Dates.
•	The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
101

REMOVING A TARGET DATE BENEFIT
You can remove a Target Date Benefit from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove a Target Date Benefit if you can simultaneously replace it with Income Protector (see section 11, Selection of Optional Benefits – Replacing Optional Benefits).
You can remove a Target Date Benefit by completing the appropriate form. We remove your benefit from your Contract on the Contract Anniversary (or on the next Business Day if the Contract Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Contract Anniversary. For the request to be in Good Order, we must receive this form no earlier than 30 days before a Contract Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Contract Anniversary. On the rider termination date, we no longer assess the Target Date Benefit's additional M&E charge, and the restrictions on Contract Value allocations and transfers no longer apply. Because the total M&E charge for the Contract changes, we adjust the number of accumulation units so that the Contract Value on the rider termination date remains the same. Because the performance of the Investment Options causes the accumulation unit values to fluctuate, the adjustment to the number of accumulation units may be positive or negative.
On the rider termination date, the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
TARGET VALUE DATES
Target Date Benefits guarantee that on each Target Value Date until the benefit ends, your Contract Value cannot be less than the Target Value (described next in this appendix). You selected the initial Target Value Date when you selected your benefit. The earliest available initial Target Value Date under Target Date Retirement Benefit is the seventh Rider Anniversary, and under Target Date 10 Benefit it is the tenth Rider Anniversary. The latest date under both benefits is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). Additional Target Value Dates occur on each subsequent Rider Anniversary after the initial Target Value Date while your benefit is in effect.
For example, you purchased a Contract with Target Date Retirement Benefit as the sole Owner on September 1, 2009 and you were age 70. The earliest available initial Target Value Date is December 1, 2016 and the latest date is December 1, 2029. If you select the earliest available initial date (December 1, 2016), subsequent Target Value Dates would occur on December 1st in 2017, 2018, 2019, etc.
At the end of the last Business Day before each Target Value Date if your Contract Value is less than the Target Value, we increase your Contract Value to equal the Target Value and your Target Value becomes the Contract Value. The last Business Day before each Target Value Date is the only day that we guarantee your Contract Value equals the Target Value. We notify you in writing at least 30 days in advance of each Target Value Date outlining the options available to you. On the last Business Day before each Target Value Date you can continue your Contract or withdraw some or all of your Contract Value. You are not required to take a withdrawal at this time. Any withdrawal you do take is subject to any applicable withdrawal charge and additional federal tax.
We allocate any Contract Value increase to your selected Investment Options based on the percentage of Contract Value in each Investment Option after we do quarterly Contract Value rebalancing. For tax purposes, we treat any Contract Value increase as earnings under the Contract. However, if the Contract Value on the last Business Day before each Target Value Date is less than net Purchase Payments (total Purchase Payments less any payments withdrawn) then we treat some or all of the increase as a Purchase Payment when applying the withdrawal charge if you withdraw the total Contract Value.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
102

Initial Target Value Date Resets
You can reset the initial Target Value Date before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Owner is a non-individual). Resets are only available if the Contract Value is at least equal to the Target Value using the values determined at the end of the last Business Day before the Rider Anniversary that we process your reset request. The earliest new initial Target Value Date is seven Rider Anniversaries after we process your request under Target Date Retirement Benefit, or ten Rider Anniversaries after we process your request under Target Date 10 Benefit. The latest available initial Target Value Date is the Rider Anniversary prior to the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual). You request a reset by completing the appropriate form. We process your request as of the immediately preceding Rider Anniversary (or on the next Business Day if the Rider Anniversary is not a Business Day) once we receive your request in Good Order at our Service Center. For the request to be in Good Order, we must receive this form within 30 days after a Rider Anniversary. If we receive your request outside this time period, we reject your request. The reset date is the Rider Anniversary that we process your request. On the reset date, we change the Target Value to equal the Contract Value determined at the end of the last Business Day before the reset date.
Initial Target Value Date resets may change the maximum amount you can allocate to your selected Investment Options, but a reset does not automatically change your allocations. To change your allocations on a reset, you must also change your future Purchase Payments allocation instructions and they must comply with the current maximum allowable allocations.
TARGET VALUE
The Target Value determines if you receive a Contract Value increase on each Target Value Date. We only calculate the Target Value while your benefit is in effect.
If the rider effective date is the Issue Date, the Target Value is initially equal to the Purchase Payment received on the Issue Date. If the rider effective date occurs after the Issue Date, the Target Value is initially equal to the Contract Value at the end of the prior Business Day. If you reset the initial Target Value Date, the Target Value is equal to the Contract Value at the end of the last Business Day before the reset date.
At the end of each Business Day, we adjust the Target Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include amounts we withdraw for other Contract charges.
On each Contract Anniversary, we compare the Target Value to the Contract Value using the values determined at the end of the prior Business Day and increase the Target Value to equal this Contract Value if it is greater.
NOTE: For Bonus Option Contracts, bonus amounts are not included in the parts of the Target Value based on Purchase Payments until they are vested, and are also not included in the parts of this value that are based on Contract Value.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
103

INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under your Target Date Benefit, we restrict your Investment Option selection. When you selected your benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support your Target Date Benefit's guarantees, and not to meet your investment objectives. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Target Value.
We established your Contract's Investment Option allocation and transfer restrictions on the rider effective date and we cannot change them. We may add, remove or substitute Investment Options from these groups. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We may also move Investment Options from a more restrictive group to a less restrictive group, but we cannot move Investment Options the other way. We send you written notice regarding additions, removals or substitutions. When an Investment Option in one of these groups is removed or substituted, we send your written notice 30 days before the removal or substitution date.
TABLE 1: Investment Option Groups
Group A (1)
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
(1) If your rider effective date is before January 26, 2009:  AZL MVP Fusion Growth Fund and Franklin Founding Funds Allocation VIP Fund are included in the Group X Investment Options instead of in the Group A Investment Options.

Group B
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL International Index Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund

AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT Global Dividend Portfolio
Templeton Growth VIP Fund

Group X	Group Y
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Invesco Equity and Income Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio

AZL Balanced Index Strategy Fund
AZL Government Money Market Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL Pyramis Total Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
104

The maximum allowed Contract Value allocation for Investment Option Groups A, B and X is as follows. The minimum required Contract Value for Investment Option Group Y appears in Table 3 on the next page.
TABLE 2

Maximum % of Contract Value Allowed in the combined Investment Option Groups A, B and X
Based on the Number of Rider Years* to the Initial Target Value Date
 and the Comparison of Contract Value (CV) to the Target Value (TV)

Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
28+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
24	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
23	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
22	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
21	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
20	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
19	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
18	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
17	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
16	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
15	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%
14	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%
13	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%
12	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%
11	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%
10	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%
9	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%
8	75%	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%
7	70%	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
6	65%	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
5	60%	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
4	55%	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
3	50%	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
2	45%	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
1	40%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
Initial Target Value Date and beyond	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%	35%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven rider years and four months away from your initial Target Value Date, in this table you are eight rider years from the initial Target Value Date.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
105

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A, B and X as follows.
TABLE 3
When the maximum % of Contract Value allowed in the combined Groups A, B and X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B, X and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 35% or less to the Investment Options in the combined Groups A, B and X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A, B and X. The new maximum allowed allocation for Groups A, B, and X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this appendix).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A, B and X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Combined Groups B and X. The new maximum allowed allocation for Groups B and X is the new maximum allowed allocation for Groups A, B and X, less the new required allocation for Group A, computed as described next in this appendix.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
106

Determining the Required Group Allocation
On the rider effective date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for combined Groups B and X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Groups B and X to equal the new maximum allowed allocation. We then take the excess from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for combined Groups B and X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Groups B and X, plus the excess from Group A, subject to the new maximum allowed allocation for the combined Groups B and X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for combined Groups B and X are greater than or equal to the new maximum allowed allocation for these groups, then we decrease the new required allocation for Groups B and X to equal the new maximum allowed allocation. We then take any excess allocation from Groups B and X (your future allocation instructions for Group B and X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for combined Groups B and X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	For Bonus Option Contracts, we rebalance the Bonus Value using the same percentages we use to rebalance your Contract Value.
•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A, B and X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A, B, and X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A, B and X never increases.

•	If you allocate less than the maximum allowed to combined Groups A, B and X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix E
107

WHEN A TARGET DATE BENEFIT ENDS
Your Target Date Benefit ends upon the earliest of the following.
•	The Business Day we process your request to remove your benefit from your Contract (the rider termination date).
•	The date of death of any Owner (or Annuitant, if the Contract is owned by a non-individual), unless the surviving spouse elects to continue the Contract. However, if an Owner (or Annuitant, if the Contract is owned by a non-individual) dies and the surviving spouse elects to receive payout of the death benefit, then your Target Date Benefit ends as of the end of the Business Day during which we receive in Good Order at the Service Center, both due proof of death and an election of the death benefit payment option.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal.
•	When the Contract ends.

APPENDIX F – QUARTERLY VALUE DEATH BENEFIT

The Quarterly Value Death Benefit was available on Version A Contracts issued from October 1, 2007 through March 7, 2010. This benefit had an additional M&E charge of 0.30% during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. There is no additional M&E charge for this benefit during the Annuity Phase. The M&E charge is an annualized rate that is calculated and assessed on a daily basis as a percentage of each Investment Option's net asset value. For more information, see section 7, Expenses – Mortality and Expense Risk (M&E) Charge. You cannot remove the Quarterly Value Death Benefit from your Contract.
We determine the Quarterly Value Death Benefit as of the end of the Business Day during which we receive in Good Order at our Service Center, both due proof of death* and the death benefit payment election. It is the greater of the Contract Value (after deduction of the final rider charge, if applicable), or the Quarterly Anniversary Value.
*	Please see section 10, Death Benefit for details on what we consider to be due proof of death.
The Quarterly Anniversary Value is initially equal to the Purchase Payment received on the Issue Date.
At the end of each Business Day, we adjust the Quarterly Anniversary Value as follows.
•	We increase it by the amount of any additional Purchase Payments.
•	We reduce it by the percentage of any Contract Value withdrawn. Withdrawals include Partial Annuitizations, Lifetime Plus Payments, Excess Withdrawals and any withdrawal charges; but do not include amounts we withdraw for other Contract charges.
On each Quarterly Anniversary before the end date, we compare the Quarterly Anniversary Value to the Contract Value, using the values determined at the end of the prior Business Day and increase the Quarterly Anniversary Value to equal this Contract Value if it is greater.
The end date occurs on the earliest of:
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center, both due proof of death and the death benefit payment election.
If the end date occurs due to age, we continue to calculate the Quarterly Anniversary Value in the same way that we do on each Business Day other than a Quarterly Anniversary until we receive the required death information. If the end date occurs because of death and there are multiple Beneficiaries, the Quarterly Anniversary Value does not increase as of the Business Day we receive the above required death claim documentation from the Beneficiary that first files claim. However, if the surviving spouse continues the Contract, the Quarterly Anniversary Value can continue to increase until the next end date if the new Owner is not yet age 91.
The Quarterly Value Death Benefit ends upon the earliest of the following.
•	The Business Day before the Income Date that you take a Full Annuitization.
•	The Business Day that the Quarterly Anniversary Value and Contract Value are both zero.
• When the Contract ends.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix F
108

APPENDIX G – PREVIOUS VERSIONS OF THE MAXIMUM ANNIVERSARY DEATH BENEFIT

These are the only differences between the original Maximum Anniversary Death Benefit, the second Maximum Anniversary Death Benefit, and the Maximum Anniversary Death Benefit discussed in section 11.c (which was on Version B Contracts issued from April 30, 2012 through April 26, 2013):
Original Maximum Anniversary Death Benefit	Second Maximum Anniversary Death Benefit
• Available on Version A Contracts issued from September 20, 2010 through April 29, 2011.	• Available on Version B Contracts issued from May 2, 2011 through April 27, 2012.
• Did not require an Additional Required Benefit.	• Did require an Additional Required Benefit.

• If you remove the Additional Required Benefit you can continue to receive annual lock ins and we continue to assess the additional 0.30% M&E charge for the Quarterly Value Death Benefit after the Additional Required Benefit's rider termination date.

For both the original Maximum Anniversary Death Benefit and second Maximum Anniversary Death Benefit, the end date occurs on the earliest of:
•	the older Owner's 91st birthday (or the Annuitant's 91st birthday if the Owner is a non-individual); or
•	the end of the Business Day during which we first receive in Good Order at our Service Center the death benefit payment option and due proof of death.

APPENDIX H – SHORT WITHDRAWAL CHARGE OPTION

The Short Withdrawal Charge Option was available on Version A Contracts issued from May 1, 2008 through April 29, 2011, and on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The Short Withdrawal Charge Option shortens the Base Contract's withdrawal charge period from seven to four years. You cannot remove the Short Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The Short Withdrawal Charge Option carries an additional M&E charge of 0.25% during the Accumulation Phase assessed against the Investment Options' net asset value.
The withdrawal charge as a percentage of each Purchase Payment withdrawn is as follows.
Number of Complete Years Since Purchase Payment	Withdrawal Charge Amount
Short Withdrawal Charge Option
0	8.5%
1	7.5%
2	5.5%
3	3%
4 years or more	0%

APPENDIX I – NO WITHDRAWAL CHARGE OPTION

The No Withdrawal Charge Option was available on Version A Contracts issued from October 1, 2007 through March 31, 2009, and then again from July 22, 2009 through April 29, 2011. The No Withdrawal Charge Option was also available on Version B Contracts issued from May 2, 2011 through July 23, 2012.
The No Withdrawal Charge Option eliminates the Base Contract's withdrawal charge. You cannot remove the No Withdrawal Charge Option from your Contract and the benefit ends when the Accumulation Phase ends. The No Withdrawal Charge Option carries an additional M&E charge of 0.35% during the Accumulation Phase assessed against the Investment Options' net asset value.
NOTE: The No Withdrawal Charge Option required selection of an Additional Required Benefit, and you can only remove the Additional Required Benefit if we increase its rider charge, or you can simultaneously replace it with another Additional Required Benefit. Removing an Additional Required Benefit because we increase its rider charge does not end the No Withdrawal Charge Option.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix G, H & I
109

APPENDIX J – INCOME FOCUS

Income Focus (05.12) was available from April 30, 2012 through July 20, 2012 on Version B Contracts. Income Focus (07.12) was available from July 23, 2012 through April 24, 2015 on Version B Contracts. Income Focus has a rider charge that we deduct from your Contract Value during the Accumulation Phase while your benefit is in effect and your Contract Value is positive. The rider charge is an annualized rate that is calculated and accrued on a daily basis as a percentage of the Total Income Value. For information on how we calculate and deduct the rider charge, and when we deduct the final rider charge, see section 7, Expenses – Rider Charge.
Rider Charge
	Maximum	Minimum	Current
Income Focus (05.12) and (07.12) Single Income Focus Payments (as a percentage of the Total Income Value) Joint Income Focus Payments (as a percentage of the Total Income Value)	2.75% 2.95%	0.50% 0.50%	1.30% 1.30%
We reserve the right to increase or decrease the rider charge on each Quarterly Anniversary, subject to the maximum and minimum. However, in any twelve-month period we cannot increase or decrease the rider charge more than 0.50%. If we increase your rider charge, we notify you in writing at least 30 days in advance to allow you the option of accepting the charge increase, or removing your benefit before the charge increases. For information on how we deduct the rider charge from your Contract, please see section 7, Expenses – Rider Charge.
We designed Income Focus Payments to last for the lifetime of the Covered Person(s). If you do not begin Income Focus Payments before all Covered Persons die or are removed from the Contract, Income Focus ends and you will not receive any payments. In the case of non-spouse Joint Owners, if a Joint Owner dies before payments begin, this benefit ends and payments are not available to you even if the Covered Person is still alive. Income Focus Payments are available once the younger Covered Person reaches age 60 and before the older Covered Person reaches age 91. You choose your payment frequency and amount subject to an annual maximum. Once established, the annual maximum Income Focus Payment can increase, but it cannot decrease unless you take an Excess Withdrawal.
REMOVING INCOME FOCUS
You can remove Income Focus from your Contract while the Contract Value is positive. If you have the No Withdrawal Charge Option, you can only remove Income Focus if we increase the rider charge, or if you simultaneously replace it with Investment Protector. Removing Income Focus because we increase the rider charge does not end the No Withdrawal Charge Option.
You can remove Income Focus by completing the appropriate form. We remove this benefit from your Contract on the Quarterly Anniversary (or on the next Business Day if the Quarterly Anniversary is not a Business Day) that occurs immediately after we receive your request in Good Order at our Service Center, and the rider termination date is that Quarterly Anniversary.
If we increase this benefit's rider charge and you want to remove this benefit before the increase, we must receive this form within 30 days of the date of our letter notifying you of the rider charge increase. If we receive your form after this period, we increase your rider charge and ask you to resubmit the form for the next Quarterly Anniversary.
If you are removing this benefit for any other reason, your request is in Good Order if we receive this form no earlier than 30 days before a Quarterly Anniversary, and no later than 4 p.m. Eastern Time on the last Business Day before the Quarterly Anniversary. If we receive your request outside this time period, we ask you to resubmit it for the next Quarterly Anniversary.
You must transfer your Contract Value out of Income Focus' Investment Options and remove these Investment Options from your future Purchase Payment allocation instructions for your removal request to be in Good Order.
On the rider termination date Income Focus Payments (if applicable) stop, we deduct the final rider charge, and the restrictions on additional Purchase Payments and Contract Value allocations and transfers no longer apply.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
110

INCOME FOCUS PAYMENT OVERVIEW
Your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. Each Income Value is equal to one or more of your Purchase Payments received in a Rider Year, adjusted for any partial withdrawals as discussed under "Income Values." Each Income Value has an associated Income Value Percentage. Each Income Value Percentage is initially based on the Covered Person's age at the time you selected Income Focus as set out in the following tables.
Income Focus (07.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.25%	45 – 64	2.75%
65 – 79	3.75%	65 – 79	3.25%
80+	4.75%	80+	4.25%

Income Focus (05.12) Initial Income Value Percentage Table
Age of the Covered Person on the Rider Effective Date for single Income Focus Payments	Initial Income Value Percentage	Age of the younger Covered Person on the Rider Effective Date for joint Income Focus Payments	Initial Income Value Percentage
45 – 64	3.75%	45 – 64	3.25%
65 – 79	4.25%	65 – 79	3.75%
80+	5.25%	80+	4.75%
Income Value Percentages can increase by 1% annually based on positive Contract Value performance from one Rider Anniversary or Benefit Anniversary to the next (determined after the deduction of all Contract fees and expenses) as discussed under "Income Value Percentages and Performance Increases." A Benefit Anniversary is a twelve-month anniversary of the Benefit Date that Income Focus Payments begin. You can receive the 1% Performance Increases both before and after you begin receiving Income Focus Payments. Before payments begin, the first Income Value is eligible for a Performance Increase on the first Rider Anniversary and any subsequent Income Values are eligible for Performance Increases on the second Rider Anniversary after they are established.
The annual maximum Income Focus Payment is the amount you are entitled to receive each year, but you can choose to take an actual payment that is less than your annual maximum Income Focus Payment. If you take less than 100% of your annual maximum Income Focus Payment in a Benefit Year, you are not eligible to receive a Performance Increase in the next Benefit Year. For more information, see "Income Value Percentages and Performance Increases."
Example
Assume you purchase a Contract with Income Focus at age 60 with a $100,000 initial Purchase Payment, and you are the sole Covered Person. Your first Income Value is this initial Purchase Payment and its associated Income Value Percentage based on the table is 3.75%. At this time your annual maximum Income Focus Payment would be $3,750 (3.75% x $100,000).
On the first Rider Anniversary (which is also the first Contract Anniversary) if your Contract Value after deduction of all fees and expenses is greater than your initial Purchase Payment, we apply a 1% Performance Increase to your first Income Value Percentage, so it is now 4.75%. At this time your annual maximum Income Focus Payment would be $4,750 (4.75% x $100,000).
If you make a series of additional Purchase Payments in the second Rider Year totaling $5,000, we establish a second Income Value equal to these payments, and a second Income Value Percentage which is initially equal to 3.75%. This second Income Value is not eligible for a Performance Increase until the third Rider Anniversary. At this time your annual maximum Income Focus Payment would be $4,937.50 [(4.75% x $100,000) + (3.75% x $5,000)].
TOTAL INCOME VALUE
The Total Income Value determines your rider charge and is equal to the sum of all Income Values.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
111

INCOME VALUES
Income Values help determine both your rider charge and your annual maximum Income Focus Payment. The greater the total Income Values, the greater the annual maximum Income Focus Payment.
For each period, we establish a new Income Value on the Business Day we first receive a Purchase Payment. We establish Income Values during the first Rider Year as follows.
•	If the Rider Effective Date is the Issue Date, the first Income Value is equal to all Purchase Payments received before the first Quarterly Anniversary. If you make any additional Purchase Payments on or after the first Quarterly Anniversary and before the first Rider Anniversary we add them together and establish a new Income Value.
•	If the Rider Effective Date occurs after the Issue Date, the first Income Value is initially equal to the Contract Value at the end of the prior Business Day. If you make any additional Purchase Payments during the first Rider Year we add them together and establish a new Income Value.
If you make additional Purchase Payments in subsequent Rider Years, we establish a new Income Value each Rider Year. We establish each Income Value on the Business Day we receive the first Purchase Payment in a Rider Year; we add any additional Purchase Payments we receive during the same Rider Year to the existing Income Value.
Each Business Day before the Benefit Date, if you take a withdrawal, we reduce each Income Value by the percentage of Contract Value withdrawn. Each Business Day on or after the Benefit Date, if you take an Excess Withdrawal we reduce each Income Value by the percentage of Contract Value withdrawn. Withdrawals include Partial Annuitizations and any withdrawal charges, but do not include Income Focus Payments or amounts we withdraw for other Contract charges.
NOTE: For Contracts with the Bonus Option, bonus amounts are not included in the Income Values or Total Income Value.

INCOME VALUE PERCENTAGES AND PERFORMANCE INCREASES
Income Value Percentages help determine your annual maximum Income Focus Payment. The higher the Income Value Percentage, the greater the annual maximum Income Focus Payment.
Each Income Value has an associated Income Value Percentage. We determine your initial Income Value Percentage for each Income Value by using the Initial Income Value Percentage Table as discussed in "Income Focus Payment Overview."
On each Rider Anniversary before the Benefit Date, and on each Benefit Anniversary after the Benefit Date if you took the entire annual maximum Income Focus Payment during the prior year, you receive a Performance Increase of 1%to each Income Value Percentage associated with an eligible Income Value if the Contract Value increases as discussed next in this section. Before the Benefit Date, each Income Value is eligible for a Performance Increase on the second Rider Anniversary that occurs after we establish it. On the first Rider Anniversary, only the first Income Value is eligible for a Performance Increase. Performance Increases are not available once the older Covered Person reaches age 91.
Performance Increases On or Before the Benefit Date
On each Rider Anniversary you receive a 1% Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Rider Anniversary (or Rider Effective Date if this is the first Rider Anniversary). Before we make this comparison, if we received any Purchase Payments during the last Rider Year we subtract these payments from the Contract Value we determined at the end of the prior Business Day.
However, if you selected Income Focus at issue and this is the first Rider Anniversary, you receive a Performance Increase if your Contract Value at the end of the prior Business Day less any Purchase Payments received on or after the first Quarterly Anniversary is greater than the total Purchase Payments received before the first Quarterly Anniversary.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
112

Performance Increases After the Benefit Date
On each Benefit Anniversary you receive a Performance Increase if your Contract Value determined at the end of the prior Business Day (after the deduction of all Contract fees and expenses) is greater than your Contract Value at the end of the last Business Day before the prior Benefit Anniversary (or Benefit Date if this is the first Benefit Anniversary).
NOTE:

•	Performance Increases are not available once the older Covered Person reaches age 91.
•	After the Benefit Date Performance Increases are only available while your Contract Value is positive and if you took your annual maximum Income Focus Payment during the last Benefit Year.

•	If we increased the Contract Value to equal the death benefit due to a spousal continuation of the Contract during the last Rider Year or Benefit Year, we also subtract the amount of this increase from the Contract Value on the next Rider Anniversary or Benefit Anniversary when determining Performance Increases.

REQUESTING INCOME FOCUS PAYMENTS
You request Income Focus Payments by completing a payment election form. Income Focus Payments begin on the Benefit Date, which must be either the 1st or 15th of a calendar month. Your Benefit Date is the next available date that occurs at least 15 calendar days after we receive your request in Good Order at our Service Center. At least one Covered Person must be alive on the Benefit Date in order for Income Focus Payments to begin. You cannot submit this form until the younger Covered Person reaches age 60, or once the older Covered Person reaches age 91.
We will begin making payments to you automatically without your request if your Contract Value reduces to zero for any reason other than a withdrawal or annuitization while this benefit is in effect and before the Benefit Date. In this instance we calculate your annual maximum Income Focus Payment and begin making annual payments to you on the next available Benefit Date.
If the Benefit Date has not occurred six months before the older Covered Person reaches age 91, we send you written notice that the benefit is about to end. If the benefit ends before Income Focus Payments begin, you will have paid for the benefit without receiving any of its advantages.
Once Income Focus Payments begin:
•	You cannot take new Partial Annuitizations.
•	You cannot make additional Purchase Payments, therefore the Traditional Death Benefit Value (if applicable) no longer increases.
•	Any active automatic investment plan and/or systematic withdrawal program ends.
•	The free withdrawal privilege is not available.
•	You can only remove Income Focus while the Contract Value is positive. If you remove this benefit, the restrictions listed above do not apply on or after the rider termination date.
•	You can only change the Owner if you selected joint Income Focus Payments and:
–	an Owner dies and the spouse continues the Contract, or
–	you remove a joint Covered Person who is also a Joint Owner from the Contract. In this case, the remaining Covered Person must become the new sole Owner.
•	The rider charge continues until the benefit ends, or the Business Day the Contract Value reduces to zero.
•	If you have the Maximum Anniversary Death Benefit, its additional M&E charge continues as indicated in section 7, Expenses – Mortality and Expense Risk (M&E) Charge.
•	If you take a Full Annuitization, Income Focus Payments stop and Income Focus ends.
•	The Contract Value continues to fluctuate as a result of Investment Option performance. It decreases on a dollar for dollar basis with each Income Focus Payment, Excess Withdrawal, and any Contract charges we deduct.
•	Income Focus Payments do not reduce your Income Values, but Excess Withdrawals reduce the annual maximum Income Focus Payment and each Income Value by the percentage of Contract Value withdrawn (including any withdrawal charge). If you take an Excess Withdrawal of your total Contract Value, Income Focus Payments stop and Income Focus ends.
•	Each Income Focus Payment and any Excess Withdrawal reduces the Traditional Death Benefit Value (or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit, if applicable) by the percentage of Contract Value withdrawn (including any withdrawal charge).
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
113

•	Any part of your annual maximum Income Focus Payment that you do not withdraw in a given Benefit Year remains in your Contract for the remainder of that year, but is not added to the annual maximum payment available next year.
•	You may receive a Performance Increase to Income Value Percentages on every Benefit Anniversary before the older Covered Person reaches age 91. Performance Increases increase your annual maximum Income Focus Payment.
CALCULATING YOUR INCOME FOCUS PAYMENTS
The annual maximum Income Focus Payment is the amount you are entitled to receive each Benefit Year. On the Benefit Date and each subsequent Benefit Anniversary, your annual maximum Income Focus Payment is equal to the sum of all Income Values multiplied by their associated Income Value Percentages. On the Benefit Date, if your initial annual maximum Income Focus Payment is less than $100, the benefit ends and you will have paid for the benefit without receiving any of its advantages. For example, assuming a single Income Value and an Income Value Percentage of 6.25%, if you take withdrawals that reduce the Income Value to less than $1,600, this would result in an initial Income Focus Payment of less than $100.
You can receive Income Focus Payments monthly, quarterly, semi-annually, or annually. If the scheduled payment date does not fall on a Business Day, we make the payment on the next Business Day.
You can change your payment frequency once each Benefit Year while your Contract Value is positive. You must provide notice of any requested payment frequency change to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change. We do not accept payment frequency changes that would cause us to make payments of $0.01 to $99.99.
The annual maximum Income Focus Payment is the amount you are entitled to, but you can choose to take less. The annual actual Income Focus Payment is the total amount you choose to receive each year. Any part of your annual maximum payment that you do not withdraw in a given Benefit Year is not added to the annual maximum payment available next year. Each Income Focus Payment you receive is equal to the annual actual Income Focus Payment divided by the number of payments you chose to receive during the Benefit Year. Each actual Income Focus Payment must either be zero, or $100 or more. For example, you cannot request an annual payment of $50.
If you would like to take less than the maximum available payment, you can change your payment amount once each Benefit Year while your Contract Value is positive by providing notice to our Service Center at least 30 days before the Benefit Anniversary. If the change is available, we implement it on the Benefit Anniversary and it remains in effect until the benefit ends or you request another change.
Once Income Focus Payments have begun, if your Contract Value reduces to zero for any reason other than an Excess Withdrawal or annuitization, you will continue to receive your maximum Income Focus Payment at the previous selected payment frequency until the earlier of the death of the Owner or last surviving Covered Person.
We deduct each Income Focus Payment, Excess Withdrawal, and any additional payment resulting from a required minimum distribution, proportionately from the Investment Options. We continue to rebalance the Contract Value quarterly among the Investment Options according to your future Purchase Payment allocation instructions while this benefit is in effect. You can also continue to make transfers between the Investment Options while your benefit is in effect, subject to the restrictions set out in section 5, Investment Options – Transfers Between Investment Options, and the "Investment Option Allocation and Transfer Restrictions" discussion later in this section.
Excess Withdrawals
Your annual maximum Income Focus Payment only decreases if you take an Excess Withdrawal. An Excess Withdrawal is a withdrawal you take while you are receiving Income Focus Payments, that when added to any other withdrawals taken during the Benefit Year and your annual actual payment, is greater than your current annual maximum payment. If your actual Income Focus Payment is less than your annual maximum payment, you can withdraw the difference and we consider that withdrawal to be an additional actual Income Focus Payment, and not an Excess Withdrawal. Excess Withdrawals include any applicable withdrawal charge, but do not include amounts we withdraw for other Contract charges.
For example, assume your annual maximum Income Focus Payment is $2,000 and you take an annual actual Income Focus Payment of $1,000. Within a Benefit Year, you can take an additional withdrawal of up to $1,000 and we consider that to be an additional actual Income Focus Payment. If you withdraw $1,200, we consider the first $1,000 to be an additional actual Income Focus Payment and the next $200 to be an Excess Withdrawal.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
114

Any partial Excess Withdrawal must comply with the restrictions in section 8, Access to Your Money and the following provisions. If your Contract Value is less than $2,000, you can only withdraw the total remaining Contract Value (less any rider charge). Also, if at the end of the Business Day that we process your Excess Withdrawal your Contract Value is less than $2,000, you must withdraw the total remaining Contract Value (less any rider charge). If you take an Excess Withdrawal of the total remaining Contract Value your entire Contract ends.
Excess Withdrawals reduce each Income Value on the Business Day we process the withdrawal, but they do not reduce your annual maximum Income Focus Payment until the next Benefit Anniversary after the withdrawal. If partial Excess Withdrawals reduce your annual maximum Income Focus Payment to less than $100, we send you the total remaining Contract Value (less any rider charge) and your Contract ends.
NOTE:

•	For Qualified Contracts, if we calculate a required minimum distribution (RMD) based on this Contract, after making all Income Focus Payments for the calendar year, we determine whether this calendar year's total RMD has been satisfied by these payments and any Excess Withdrawals. If the RMD amount has not been satisfied, we send you this remaining amount as one RMD payment by the end of the calendar year. We consider this payment to be a withdrawal, but it is not an Excess Withdrawal and it is not subject to a withdrawal charge.

•	For required annuitization, if on the maximum permitted Income Date you are receiving Income Focus Payments, we guarantee to pay you the greater of your maximum Income Focus Payment or fixed Annuity Payments based on the Contract Value under Annuity Option 1 or Annuity Option 3. If you select any other Annuity Option, or if you choose variable Annuity Payments, this guarantee does not apply. For more information, see section 9, The Annuity Phase.

TAXATION OF INCOME FOCUS PAYMENTS
We treat Income Focus Payments as withdrawals for tax purposes as discussed in section 12, Taxes – Taxation of Lifetime Payments.
INVESTMENT OPTION ALLOCATION AND TRANSFER RESTRICTIONS AND QUARTERLY REBALANCING
Under Income Focus, we restrict your Investment Option selection and require you to allocate your Contract Value to the Investment Options listed below. By selecting this benefit, you agreed to allow us to rebalance your Contract Value quarterly, as described here. We put these restrictions in place to support Income Focus's guarantees. To the extent these restrictions limit your investment flexibility, they may limit the upside potential to your Investment Option returns, which may limit your Contract Value and Performance Increases.
Income Focus (05.12) and (07.12) available Investment Options
AZL MVP Balanced Index Strategy Fund
AZL MVP BlackRock Global Allocation Fund
AZL MVP Franklin Templeton Founding Strategy Plus Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund AZL MVP Invesco Equity and Income Fund AZL MVP T. Rowe Price Capital Appreciation Fund PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
We may add, remove or substitute Investment Options from this list. We secure all necessary SEC and other governmental approvals before removing or substituting an Investment Option. We send you written notice regarding additions, removals or substitutions. When an Investment Option within this list is removed or substituted, we send you written notice 30 days before the removal or substitution date.
While your benefit is in effect and your Contract Value is positive, we rebalance your Contract Value quarterly according to your future Purchase Payment allocation instructions if they comply with the restrictions stated here. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. Your Investment Options' performance may cause your chosen allocations to shift. Quarterly rebalancing helps you maintain your selected allocation mix. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. To change this quarterly rebalancing, you must change your future Purchase Payment allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
115

WHEN INCOME FOCUS ENDS
Income Focus ends on the earliest of the following.
•	The Business Day we process your request to remove this benefit from your Contract (the rider termination date).
•	The older Covered Person's 91st birthday if it occurs before the Benefit Date.
•	The Business Day before the Income Date you take a Full Annuitization.
•	The Business Day we process your request for a full withdrawal, other than a full withdrawal caused by an Income Focus Payment.
•	The Benefit Date or a Benefit Anniversary if the annual maximum Income Focus Payment is less than $100.
•	Upon the death of an Owner (or Annuitant if the Owner is a non-individual), the end of the Business Day we first receive a Valid Claim from any one Beneficiary. However, if a federally recognized spouse is a Covered Person and continues this Contract, Income Focus also continues.
•	The date of death of the last surviving Covered Person.
•	The Business Day the Contract ends.
NOTE: An assignment or change of ownership does not change the Covered Person(s). After an assignment or change of ownership, if a Covered Person who was previously an Owner or Annuitant no longer has that position, Income Focus ends on the earlier of the date of death of an individual Owner (or Annuitant if the Owner is a non-individual), or last surviving Covered Person. Upon the death of an individual Owner (or Annuitant if the Owner is a non-individual), if the deceased's spouse is a sole Beneficiary and continues the Contract, Income Focus ends on the earlier of the date of death of the surviving spouse or last surviving Covered Person. If a surviving spouse instead elects to receive payment of the death benefit, Income Focus ends on the Business Day we receive his or her Valid Claim. This means that Income Focus Payments may end even if a Covered Person is still alive.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix J
116

APPENDIX K – PREVIOUS VERSIONS OF INCOME PROTECTOR AND INVESTMENT PROTECTOR

The benefit version identifier (for example, (05.11)) is located in your rider.
INCOME PROTECTOR
Benefit Version	Current rider charge	Annual Increase Percentage used to calculate the Annual Increase	Number of Guarantee Years used to calculate the Annual Increase	Payment Percentages used to calculate annual maximum Lifetime Plus Payments
Income Protector (04.15) available on Contract Version A(1) and B from April 27, 2015 through April 22, 2016	1.40% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (10.12) available on Contract Version A(1) and B from October 15, 2012 through April 24, 2015	1.20% for single and joint Lifetime Plus Payments	6%, which is 1.5% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (07.12) available on Contract Version A(1) and B from July 23, 2012 through October 12, 2012	1.10% for single and joint Lifetime Plus Payments	5%, which is 1.25% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.12) available on Contract Version A(1) and B from April 30, 2012 through July 20, 2012	1.60% for single and joint Lifetime Plus Payments	7%, which is 1.75% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (01.12) available on Contract Version A and B from January 23, 2012 through April 27, 2012	1.60% for single and joint Lifetime Plus Payments	8%, which is 2% applied quarterly	30	Covered Person's age for single Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%	Younger Covered Person's age for joint Lifetime Plus Payments 60 – 64 3.5% 65 – 79 4.0% 80+ 5.0%
Income Protector (05.11) available on Contract Version A and B from May 2, 2011 through January 20, 2012	1 .55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	30	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (05.10) available on Contract Version A from May 3, 2010 through April 29, 2011	1 .55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 60 – 64 4.0% 65 – 79 4.5% 80+ 5.5%
Income Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1 .55% for single Lifetime Plus Payments, and 1.70% for joint	8%, which is 2% applied quarterly	20	Age of Covered Person for single Lifetime Plus Payments, or age of younger Covered Person for joint Lifetime Plus Payments 65 – 79 4.5% 80+ 5.5%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
NOTE:

•	The minimum exercise age that Lifetime Plus Payments can begin is the youngest age listed in these Payment Percentages tables.
•	On the Rider Effective Date we establish your Contract's Annual Increase Percentage, Guarantee Years, and Payment Percentages and we cannot change these values while your benefit is in effect.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
117

The available Investment Options for Income Protector (05.11), (05.10) and (08.09) are different than what is stated in section 11.a, and are as follows:
Income Protector (05.11), (05.10) and (08.09) available Investment Options
AZL Balanced Index Strategy Fund
AZL DFA Multi-Strategy Fund
AZL Enhanced Bond Index Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL Government Money Market Fund
AZL Invesco Equity and Income Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL MVP DFA Multi-Strategy Fund
AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL MVP T. Rowe Price Capital Appreciation Fund
AZL Pyramis Total Bond Fund
BlackRock Global Allocation V.I. Fund

Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin High Income VIP Fund
Franklin Income VIP Fund
Franklin U.S. Government Securities VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
RCM Dynamic Multi-Asset Plus VIT Portfolio
Templeton Global Bond VIP Fund

For Income Protector (01.12), (05.11), (05.10) and (08.09), after an assignment or change of ownership a Covered Person is removed from the Contract if he or she is no longer an Owner, Joint Owner, Annuitant, sole primary Beneficiary, or sole contingent Beneficiary as required in section 2, Owners, Annuitants, and Other Specified Persons.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
118

INVESTMENT PROTECTOR
Benefit Version	Current rider charge	Earliest Anniversary used to determine the initial Target Value Date	Future Anniversary used to determine subsequent Target Value Dates	Guarantee Percentage used to calculate the Target Value
Investment Protector (04.15) available on Contract Version A(1) and B from April 27, 2015 through April 22, 2016	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (07.13) available on Contract Version A(1) and B from July 22, 2013 through April 24, 2015	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	80%
Investment Protector (07.12) available on Contract Version A(1) and B from July 9, 2012 through July 19, 2013	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (01.12) available on Contract Version A(1) and B from April 30, 2012 through July 6, 2012, and on Contract Version A and B from January 23, 2012 through April 27, 2012	1.30%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (05.10) available on Contract Version A and B from May 3, 2010 through January 20, 2012	1.25%	Tenth Rider Anniversary	Fifth Rider Anniversary	100%
Investment Protector (08.09) available on Contract Version A from July 22, 2009 through April 30, 2010	1.15%	Tenth Rider Anniversary	Fifth Rider Anniversary	95%
(1)	Available on Version A Contracts issued on or after April 1, 2009.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
119

For Investment Protector (01.12), (05.10), and (08.09), the Investment Option Groups and information on Investment Option Allocation and Transfer Restrictions and Quarterly Rebalancing are different than what is stated in section 11.b, and are as follows:
TABLE 1: Investment Protector Investment Option Groups
Group A
AZL Federated Clover Small Value Fund AZL Morgan Stanley Global Real Estate Fund AZL MVP Fusion Growth Fund AZL Oppenheimer Discovery Fund AZL Schroder Emerging Markets Equity Fund	AZL Small Cap Stock Index Fund Davis VA Financial Portfolio Franklin Founding Funds Allocation VIP Fund PIMCO VIT CommodityRealReturn Strategy Portfolio
Group B/X
AZL Balanced Index Strategy Fund
AZL BlackRock Capital Appreciation Fund
AZL Boston Company Research Growth Fund
AZL DFA Multi-Strategy Fund
AZL Franklin Templeton Founding Strategy Plus Fund
AZL Gateway Fund
AZL International Index Fund
AZL Invesco Equity and Income Fund
AZL Invesco Growth and Income Fund
AZL Invesco International Equity Fund
AZL JPMorgan International Opportunities Fund
AZL JPMorgan U.S. Equity Fund
AZL MFS Investors Trust Fund
AZL MFS Mid Cap Value Fund
AZL MFS Value Fund
AZL Mid Cap Index Fund
AZL Multi-Manager Mid Cap Growth Fund

AZL MVP Fusion Balanced Fund
AZL MVP Fusion Conservative Fund
AZL MVP Fusion Moderate Fund
AZL MVP Growth Index Strategy Fund
AZL NFJ International Value Fund
AZL Russell 1000 Growth Index Fund
AZL Russell 1000 Value Index Fund
AZL S&P 500 Index Fund
AZL T. Rowe Price Capital Appreciation Fund
Allianz NFJ Dividend Value VIT Portfolio
BlackRock Global Allocation V.I. Fund
Fidelity VIP FundsManager 50% Portfolio
Fidelity VIP FundsManager 60% Portfolio
Franklin Income VIP Fund
Franklin Mutual Shares VIP Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT Global Dividend Portfolio
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
Templeton Growth VIP Fund

Group Y
AZL Enhanced Bond Index Fund
AZL Government Money Market Fund
AZL MetWest Total Return Bond Fund
AZL MVP Balanced Index Strategy Fund
AZL Pyramis Total Bond Fund
Franklin High Income VIP Fund
Franklin U.S. Government Securities VIP Fund
JP Morgan Insurance Trust Core Bond Portfolio
MFS VIT Total Return Bond Portfolio

PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Advantage Strategy Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT Total Return Portfolio
PIMCO VIT Unconstrained Bond Portfolio
Templeton Global Bond VIP Fund

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
120

On the Rider Effective Date and subsequent Quarterly Anniversaries, Table 2 determines the maximum Contract Value you can allocate to Investment Options in Groups A and B/X based on the number of Rider Years* until the initial Target Value Date and the comparison of Contract Value (CV) to Target Value (TV). We then use Table 2 value in the first column of Table 3 on the next page to determine the maximum Contract Value you can allocate to Investment Options in Group A and the minimum required in Group Y. For example, on the Rider Effective Date if your initial Target Value Date is the 12th Rider Anniversary, you can allocate up to 70% of your Contract Value to Investment Options in Groups A and B/X, up to 20% in Group A, and you must have at least 30% in Group Y.
TABLE 2 : Investment Protector
Number of Rider Years* to the Initial Target Value Date	CV = 94%+ of TV	CV = 88% to < 94% of TV	CV = 82% to < 88% of TV	CV = 76% to < 82% of TV	CV = 70% to < 76% of TV	CV = 64% to < 70% of TV	CV = 58% to < 64% of TV	CV = 52% to < 58% of TV	CV = 46% to < 52% of TV	CV = 40% to < 46% of TV	CV = 34% to < 40% of TV	CV = 28% to < 34% of TV	CV = 22% to < 28% of TV	CV = 16% to < 22% of TV	CV = 10% to < 16% of TV	CV = 4% to < 10% of TV	CV < 4% of TV
33+	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%
32	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%
31	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%
30	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%
29	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%
28	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%
27	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%
26	95%	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%
25	95%	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%
24	95%	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%
23	95%	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%
22	95%	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%
21	95%	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%
20	95%	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%
19	95%	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%
18	95%	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%
17	95%	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%
16	90%	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%
15	85%	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%
14	80%	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%
13	75%	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%
12	70%	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%
11	65%	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%
10	60%	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%
9	55%	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%
8	50%	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%
7	45%	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
6	40%	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
5	35%	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
4	30%	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
3	25%	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
2	20%	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
1	15%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
Initial Target Value Date and beyond	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%	10%
*	We round the number of years until the initial Target Value Date up to the next whole number. For example, when you are seven Rider Years and four months away from your initial Target Value Date, in this table you are eight Rider Years from the initial Target Value Date.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
121

The maximum Contract Value allocation for Investment Option Group A and the minimum required Contract Value allocation for Investment Option Group Y depends on the maximum allowed allocation for Groups A and B/X as follows.
TABLE 3: Investment Protector
When the maximum % of Contract Value allowed in Groups A and B/X is…	then the maximum % of Contract Value allowed in Group A is…	and the minimum % of Contract Value required in Group Y is…
95%	30%	5%
90%	30%	10%
85%	25%	15%
80%	25%	20%
75%	20%	25%
70%	20%	30%
65%	15%	35%
60%	15%	40%
55%	10%	45%
50%	10%	50%
45%	5%	55%
40%	5%	60%
35%	5%	65%
30%	5%	70%
25%	5%	75%
20%	5%	80%
15%	5%	85%
10%	5%	90%
You can only make Investment Option transfers if they comply with these restrictions. Transfers do not change your future Purchase Payment allocation instructions or how we rebalance your Contract Value each quarter. To change this quarterly rebalancing, you must change your future allocation instructions. Any requested change to these instructions must comply with the restrictions stated here or we reject your change.
We automatically rebalance your Contract Value quarterly until this benefit ends. The rebalancing occurs at the end of the last Business Day before each Quarterly Anniversary. There are no fees for the quarterly rebalancing transfers we make, and we do not count them against the free transfers we allow. This rebalancing applies to your selected Investment Options in Groups A, B/X, and Y. If you are participating in the DCA program, quarterly rebalancing transfers do not apply to the Contract Value you apply to the AZL Money Market Fund under that program.
If your future allocation instructions allocate 5% or less to the Investment Options in Group A; and 10% or less to the Investment Options in the combined Groups A and B/X; we rebalance according to your future allocation instructions. Otherwise, we determine your Investment Option allocations at the end of the last Business Day before each Quarterly Anniversary as follows. First, we establish the maximum allowed allocation for each Investment Option group. Then, we compute the required allocations for each Investment Option group, which are your future allocation instructions adjusted downward to match the new maximum allowable group allocation if necessary. Lastly, we rebalance your Contract Value according to the new required allocation for each Investment Option.
Determining the Maximum Allowed and Minimum Required Group Allocation
Combined Groups A and B/X. The new maximum allowed allocation for Groups A and B/X on each Quarterly Anniversary is the lesser of the maximum allowed allocation from the prior Quarterly Anniversary, or as set out in Table 2 (which appears earlier in this section).
Groups A and Y. We then use Table 3 and the new maximum allowed allocation for Groups A and B/X to determine the new maximum allowed allocation for Group A and minimum required allocation for Group Y.
Group B/X. The new maximum allowed allocation for Group B/X is the new maximum allowed allocation for Groups A and B/X, less the new required allocation for Group A, computed as described next in this section.
Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
122

Determining the Required Group Allocation
On the Rider Effective Date, we require your future Purchase Payment allocation instructions to comply with maximum allowed and minimum required group allocations set out in Tables 2 and 3. On each subsequent Quarterly Anniversary, we determine the new required group allocations as follows.
1.	Your current future allocation instructions comply with the new maximum allowed and new minimum required group allocations. No change to your future allocation instructions.
2.	Your current future allocation instructions for Group A comply with the new maximum allowed allocation, but your current future allocation instructions for Group B/X Investment Options are greater than the new maximum allowed allocation. No change to your Group A future allocation instructions, but we decrease the required allocation for Group B/X to equal the new maximum allowed allocation. We then take the excess from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowed allocation) and apply it to Group Y.
3.	Your current future allocation instructions for Group A are greater than the new maximum allowed allocation. We decrease the required allocation for Group A to equal the new maximum allowed allocation. We then take the excess from Group A (your future allocation instructions for Group A minus the new maximum allowed allocation) and reallocate it as follows.
a)	If your future allocation instructions for Group B/X are less than the new maximum allowed allocation for these groups, the new required allocation is equal to your future allocation instructions for Group B/X, plus the excess from Group A, subject to the new maximum allowed allocation for the Group B/X. We then apply any remaining excess allocation from Group A to Group Y.
b)	If your future allocation instructions for Group B/X are greater than or equal to the new maximum allowed allocation for this group, then we decrease the new required allocation for Group B/X to equal the new maximum allowed allocation. We then take any excess allocation from Group B/X (your future allocation instructions for Group B/X minus the new maximum allowable allocation), plus any excess allocation from Group A, and apply it all to Group Y.
The new required allocation for Group Y is equal to 100% minus the new required allocation for Group A, and minus the new required allocation for Group B/X. We then rebalance the Contract Value in your selected Investment Options according to the required allocations for each Investment Option, as discussed next.
Determining the Required Allocation for Each Investment Option
We rebalance your Investment Options' Contract Value on each Quarterly Anniversary using the formula: a x (b / c)
where:
a =	The new required group allocation for the current Quarterly Anniversary.
b =	The required allocation for each Investment Option at the end of the prior Business Day.
c =	The required group allocation at the end of the prior Business Day.
We round your required allocation to the nearest whole percentage. The current required Investment Option allocations then become your future Purchase Payment allocation instructions. These allocation instructions remain in place until the earlier of the next Quarterly Anniversary, or the Business Day we process any new future Purchase Payment allocation instructions.
NOTE:

•	In any twelve-month period, we cannot reduce the maximum allowed Contract Value allocation in Group A by more than 10%, and in combined Groups A and B/X by more than 15%.
•	Unless the maximum allowed allocation for combined Groups A and B/X changes, the maximum allowed allocation for Group A and the minimum required allocation for Group Y do not change.
•	We may move all of your Contract Value out of one or more of your selected Investment Options. However, we send you a transaction confirmation each time we move Contract Value between Investment Options.
•	Unless you reset the initial Target Value Date, the maximum allowed in Group A, and in combined Groups A and B/X never increases.
•	If you allocate less than the maximum allowed to combined Groups A and B/X, you may be subject to fewer Investment Option reallocations.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
Appendix K
123

FOR SERVICE OR MORE INFORMATION

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.
The SEC also maintains a website (www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website, you can get copies of information from the website upon payment of a duplication fee by writing to:
Public Reference Section of the Commission
100 F Street, NE
Washington, DC 20549
OUR SERVICE CENTER
If you need customer service (for Contract changes, information on Contract Values, requesting a withdrawal or transfer, changing your allocation instructions, etc.) please contact our Service Center at (800) 624-0197.
To send a check for an additional Purchase Payment or for general customer service, please mail to the appropriate address as follows:
Send an additional Purchase Payment with a check:	Send general customer service without a check:
REGULAR MAIL	REGULAR MAIL
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of New York
NW5990	P.O. Box 561
P.O. Box 1450	Minneapolis, MN 55440-0561
Minneapolis, MN 55485-5990

OVERNIGHT, CERTIFIED, OR REGISTERED MAIL	OVERNIGHT, CERTIFIED, OR REGISTERED MAIL
Allianz Life Insurance Company of New York	Allianz Life Insurance Company of New York
NW5990	5701 Golden Hills Drive
1801 Parkview Drive	Golden Valley, MN 55416-1297
Shoreview, MN 55126

NOTE: Checks sent to the wrong address for additional Purchase Payments are forwarded to the 1801 Parkview Drive address listed above, which may delay processing.

To send information by email, please use this address: variableannuity@send.allianzlife.com. To send information over the web, please upload to your account on our website at: www.allianzlife.com/newyork. If you have questions about whether you can submit certain information by email or over the web, please contact our Service Center.

Allianz VisionSM New York Variable Annuity Prospectus – April 25, 2016
124

PART B – SAI
STATEMENT OF ADDITIONAL INFORMATION
ALLIANZ VISIONSM NEW YORK VARIABLE ANNUITY
INDIVIDUAL FLEXIBLE PURCHASE PAYMENT VARIABLE DEFERRED ANNUITY CONTRACT
Issued on or prior to April 26, 2013 by
ALLIANZ LIFE® OF NY VARIABLE ACCOUNT C (the Separate Account) and
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK (Allianz Life of New York, we, us, our)
This Statement of Additional Information (SAI) is incorporated by reference into the prospectus that has been filed as Part A of the Registration Statement. This SAI should be read in conjunction with the prospectus. Definitions of capitalized terms can be found in the glossary of the prospectus. The prospectus is incorporated in this SAI by reference.
The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract's prospectus, call or write us at:
Allianz Life Insurance Company of New York
P. O. Box 561
Minneapolis, MN 55440-0561
 (800) 624-0197

Table of Contents

Allianz Life of New York……………………………………………….	2	Income Tax Withholding……………………………..	9
Experts…………………………………………………………………	2	Multiple Contracts…………………………………….	9
Legal Opinions………………………………………………………..	2	Partial 1035 Exchanges………………………………	9
Distributor……………………………………………………………..	2	Assignments, Pledges and Gratuitous Transfers….	9
Federal Tax Status…………………………………………………..	2	Death Benefits…………………………………………	9
Annuity Contracts in General……………………………………	3	Spousal Continuation and the Federal Defense of
Taxation of Annuities in General………………………………..	3	Marriage Act (DOMA)………………………….	10
Qualified Contracts……………………………………………….	4	Federal Estate Taxes…………………………………	10
Purchasing a Qualified Contract………………………………..	5	Generation-Skipping Transfer Tax………………….	10
Distributions Qualified Contracts………………………………..	6	Foreign Tax Credits…………………………………..	10
Distributions Non-Qualified Contracts………………………….	7	Possible Tax Law Changes………………………….	10
Required Distributions……………………………………………	7	Annuity Payments………………………………………..	10
Diversification……………………………………………………..	8	Annuity Payment Options……………………………	11
Owner Control…………………………………………………….	8	Annuity Units/Calculating Variable Annuity
Contracts Owned by Non-Individuals…………………………..	8	Payments………………………….…………….	13
Annuity Purchases by Nonresident Aliens and Foreign		Financial Statements…………………………………….	13
Corporations…………………………………………………...	8	Appendix A – Death of the Owner and/or Annuitant…	14
		Appendix B – Condensed Financial Information	17

Dated: April 25, 2016
VISNY(VS10)SAI-0416
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

ALLIANZ LIFE OF NEW YORK

Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities and individual life insurance.
Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS

The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2015 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2015 and 2014 and for each of the years in the three-year period ended December 31, 2015, are included in Part C of the Registration Statement in reliance upon the report of KPMG LLP, independent registered public accounting firm, also included in Part C, and upon the authority of said firm as experts in accounting and auditing. The principal business address of KPMG LLP is 4200 Wells Fargo Center, 90 South Seventh Street, Minneapolis, MN.

LEGAL OPINIONS

Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR

Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor.
We pay commissions for Contract sales. Allianz Life Financial passes through most of the commissions it receives to the selling firms. Allianz Life Financial received commissions for contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:
Calendar Year	Aggregate Amount of Commissions Paid to Allianz Life Financial	Aggregate Amount of Commissions Retained by Allianz Life Financial After Payments to Selling Firms
2013	$22,493,369.28	$0
2014	$24,770,622.09	$0
2015	$23,410,236.70	$0
Allianz Life Financial sells contracts issued by Allianz Life of New York primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 829 retail broker/dealers to sell its contracts. As described in the prospectus, Allianz Life Financial may pay marketing support payments to certain third-party firms for marketing our contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 53 broker-dealer firms. These payments vary in amount. In 2015, the five firms receiving the largest payments, ranging from $1,175,423 to $6,676,609, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

Firm Name
LPL Financial Network
Wells Fargo
RCAP
AIG
National Planning Holdings

FEDERAL TAX STATUS

NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.
ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs – usually retirement. Congress recognized the importance of saving for retirement and provided special rules in the Internal Revenue Code (Code) for annuities.
These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).
If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract.
TAXATION OF ANNUITIES IN GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of withdrawals or as Annuity Payments. For a full withdrawal (total redemption), a partial withdrawal, or a death benefit, the recipient is taxed on the portion of the payment that exceeds your investment in the Contract (often referred to as cost basis). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there is generally no cost basis. The taxable portion of the withdrawal or annuity payment is taxed at ordinary income tax rates. For Non-Qualified Contracts, the taxable portion of a partial withdrawal is the portion of the payment considered to be gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any withdrawal charges, and the Contract's cost basis). For a full withdrawal, the amount received that exceeds the Contract's cost basis is taxable. Withdrawals, whether partial or full, and annuity payments may also be subject to an additional federal tax equal to 10% of the taxable amount.
For variable Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for variable Annuity Payments is determined by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). For fixed Annuity Payments from Non-Qualified Contracts, the portion of each payment included in income is determined by an exclusion ratio. We determine the exclusion ratio for fixed Annuity Payments by dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the expected return anticipated to be paid as fixed Annuity Payments (which is determined by Treasury Regulations). We determine the amount of each fixed Annuity Payment that is excluded from income by multiplying the fixed Annuity Payment by the exclusion ratio. Fixed Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the exclusion amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Generally, Annuity Payments from Qualified Contracts are fully taxable. Annuity Payments that are qualified distributions from Roth IRAs are income tax free. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.
QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.
A Qualified Contract does not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.
Types of Qualified Contracts
We may issue the following types of Qualified Contracts.
•	Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. You cannot make contributions once the Owner reaches age 70½. Contributions may be tax deductible based on the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
•	Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of earned income included in the Owner's income. Contributions are also limited or prohibited if the Owner's income is above certain limits. Contributions must be made in cash or as a rollover or transfer from another Roth IRA.
Conversions to a Roth IRA from a Traditional IRA or other eligible qualified retirement plan are permitted regardless of an individual's income. A conversion to a Roth IRA results in a taxable event, but not a 10% additional federal tax for early withdrawal if certain qualifications are met (please consult your tax adviser for more details).
Distributions from a Roth IRA generally are not subject to income tax if the Roth IRA has been held for five years (starting with the year in which the first contribution is made to any Roth IRA) and the Owner satisfies a triggering event such as attaining age 59½, death, disability or a first time homebuyer (subject to a $10,000 lifetime limit).
Distribution before satisfying the five year period or triggering event requirement may subject the distribution to ordinary income tax and the 10% additional federal tax for early withdrawal. Please be aware that each Roth IRA conversion has its own five year holding period requirement.
•	Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). Inherited IRA Contracts must satisfy the required minimum distribution rules that apply to a beneficiary. Inherited IRA Contracts are not currently available under this Contract. However, that may change in the future.
•	Simplified Employee Pension (SEP) IRA. Employers may establish Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
Qualified Plans: Pension and Profit-Sharing Plans. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees are not included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting is the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan is responsible for any reporting required for the rollover transactions.
Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.
PURCHASING A QUALIFIED CONTRACT
The Contract is designed to be used under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.
The tax rules regarding qualified plans are very complex and have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.
On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex.
Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.
Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes – Distributions – Qualified Contracts.
An IRA to IRA indirect rollover can occur only once in any twelve month period from all of the IRAs you currently own.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

DISTRIBUTIONS – QUALIFIED CONTRACTS
Distributions from Qualified Contracts are subject to ordinary income tax. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.
Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for:
1)	distributions made on or after the date you (or the Annuitant as applicable) reach age 59½;
2)	distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)	distributions paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
4)	distributions made to you after separation from service after reaching age 55 (does not apply to IRAs);
5)	distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
6)	distributions made on account of an IRS levy upon the Qualified Contract;
7)	distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you and your spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
8)	distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
9)	distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
10)	distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
11)	distributions made to a reservist called to active duty after September 11, 2001, for a period in excess of 179 days (or for an indefinite period), from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.
With respect to (3) above, if the series of substantially equal periodic payments is modified before the later of the Annuitant attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. You should obtain competent tax advice before you take any partial withdrawals from your Contract. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
Distributions from a Qualified Contract must commence no later than the required beginning date. For Roth IRAs, no distributions are required during the Owner's lifetime. For IRAs other than Roth IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70½. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70½ or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% additional federal tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70½ or older, you should consult with a tax adviser before taking a partial withdrawal.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

DISTRIBUTIONS – NON-QUALIFIED CONTRACTS
You, as an individual Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs – either as a withdrawal or as Annuity Payments.
Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. Lifetime Plus Payments and Income Focus Payments are treated as partial withdrawals. While the Benefit Base is greater than the Contract Value, if you begin receiving Lifetime Plus Payments or Income Focus Payments, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the Benefit Base immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.
If you take an annuitization, different rules apply. Periodic installments (for example, Annuity Payments) scheduled to be received at regular intervals (for example, monthly) should be treated as annuity payments (and not withdrawals) for tax purposes. Upon annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid your total Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.
Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to an additional federal tax. The amount of the additional federal tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the additional federal tax. There is an exception to this 10% additional federal tax for amounts:
1)	paid on or after you reach age 59½;
2)	paid after you die;
3)	paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)	paid in a series of substantially equal payments made annually (or more frequently) for your life (or life expectancy) or joint lives of you and your designated Beneficiary;
5)	paid as annuity payments under an immediate annuity; or
6)	that come from Purchase Payments made before August 14, 1982.
With respect to (4) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59½ or the close of the five year period that began on the date the first payment was received, then the tax for the year of the modification is increased by the 10% additional federal tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun will result in the modification of the series of substantially equal payments and therefore will result in the imposition of the 10% additional federal tax and interest for the period as described above. Adding Purchase Payments to a Contract that is making substantially equal periodic payments will also result in a modification of the payments.
REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non‑Qualified Contract must contain certain provisions regarding distributions when an Owner dies. Specifically, Section 72(s) requires that: (a) if an Annuitant dies on or after a Full Annuitization, but before distribution of the entire Contract's interest, the entire Contract's interest must be distributed at least as rapidly as under the distribution method being used as of the Annuitant's date of death; and (b) if any Owner (or the Annuitant if the Owner is a non-individual) dies before a Full Annuitization, the Contract's entire interest must be distributed within five years after the Owner's date of death. These requirements are satisfied as to any part of an Owner's interest that is payable to, or for the benefit of, a designated Beneficiary and distributed over the designated Beneficiary's life, or over a period not extending beyond that Beneficiary's life expectancy, provided that distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the deceased Owner's surviving spouse, the surviving spouse can continue the Contract as the new Owner.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements.
Other rules may apply to Qualified Contracts.
DIVERSIFICATION
Code Section 817(h) imposes diversification standards on the assets underlying variable annuity contracts. The Code provides that a variable annuity contract cannot be treated as an annuity contract for any period during which its investments are not adequately diversified as required by the United States Treasury Department (Treasury Department). If the Contract no longer qualifies as an annuity contract, you would be subject to federal income tax each year with respect to Contract earnings accrued. The Code contains a safe harbor provision which provides that annuity contracts, such as this Contract, meet the diversification standards if, as of the end of each quarter, the Contract's underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.
Treasury Regulations (Treasury Reg. 1.817-5) amplify the Code's diversification standards for variable contracts and provide an alternative to this safe harbor provision. We intend that all Contract Investment Options be managed by the investment advisers so that they comply with these diversification standards.
OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which an Owner's control of the Separate Account's investments may cause the Owner to be treated as the owner of the Separate Account's assets, which would cause the Contract to lose its favorable tax treatment. In certain circumstances, variable annuity contract owners have been considered for federal income tax purposes to be the owners of the separate account's assets, due to their ability to exercise investment control over those assets. In this case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area and some of our Contracts' features, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the Investment Options have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets.
CONTRACTS OWNED BY NON-INDIVIDUALS
When a Non-Qualified Contract is owned by a non-individual (other than a trust holding the Contract as an agent for an individual), the Contract is not generally treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.
ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents are generally subject to 30% federal withholding tax on distributions, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

INCOME TAX WITHHOLDING
Any part of a distribution that is included in the Owner's gross income is subject to federal income tax withholding. Generally, we withhold amounts from periodic payments at the same rate as wages, and we withhold 10% from non-periodic payments. However, in most cases, you may elect not to have taxes withheld or to have withholding done at a different rate.
Certain distributions from retirement plans qualified under Code Section 401, that are not directly rolled over to another eligible retirement plan or IRA, are subject to a mandatory 20% federal income tax withholding. The 20% withholding requirement generally does not apply to:
•	a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
•	required minimum distributions; or
•	any part of a distribution not included in gross income (for example, returns of after-tax contributions); or
•	hardship withdrawals.
Participants should consult a tax adviser regarding withholding requirements.
MULTIPLE CONTRACTS
Code Section 72(e)(12) provides that multiple Non-Qualified deferred annuity contracts issued within the same calendar year to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining a distribution's tax consequences. This treatment may result in adverse tax consequences, including more rapid taxation of distribution from combined contracts. For purposes of this rule, contracts received in a Section 1035 exchange are considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.
PARTIAL 1035 EXCHANGES
Code Section 1035 provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. IRS guidance however, confirmed that the direct transfer of a part of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within 180 days of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before partial exchanging an annuity contract.
ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Any assignment or pledge (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. Qualified Contracts generally cannot be assigned or pledged. For Non-Qualified Contracts, the Contract's cost basis is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than their spouse (or to a former spouse incidental to divorce), the Owner is taxed on the difference between his or her Contract Value and the Contract's cost basis at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract is increased to reflect the increase in the transferor's income.
The transfer or assignment of Contract ownership, the designation of an Annuitant, the selection of certain Income Dates, or a Contract exchange may result in other tax consequences that are not discussed here. An Owner should consult a tax adviser before requesting a transfer, assignment, or exchange.
DEATH BENEFITS
Generally, any death benefit is taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

SPOUSAL CONTINUATION AND THE FEDERAL DEFENSE OF MARRIAGE ACT (DOMA)
Before June 26, 2013, pursuant to Section 3 of DOMA, same-sex marriages were not recognized for purposes of federal law. On that date, the U.S. Supreme Court held in United States v. Windsor that Section 3 of DOMA is unconstitutional. Valid same-sex marriages are now recognized under federal law for tax purposes.
The IRS has clarified its position regarding when a same-sex marriage will be recognized for federal tax purposes. If a couple is married in a jurisdiction (including a foreign country) that recognizes same-sex marriage, that marriage will be recognized for all federal tax purposes regardless of the law in the jurisdiction where they reside. However, the IRS did not recognize civil unions and registered domestic partnerships as marriages for federal tax purposes. Depending on the state in which your Contract is issued, we may offer certain spousal benefits to same-sex civil union couples, domestic partners or spouses. You should be aware, however, that, if state law does not recognize the civil union or registered domestic partnership as a marriage, we cannot permit the surviving partner/spouse to continue the Contract within the meaning of the federal tax law.
Same-sex civil union couples, domestic partners and spouses should contact their financial professional and a qualified tax adviser regarding their personal tax situation, the implications of any Contract benefits based on a spousal relationship, and their partner's/spouse's rights and benefits under the Contract.
FEDERAL ESTATE TAXES
While no attempt is being made to discuss the Contract's federal estate tax implications, an Owner should keep in mind the annuity contract's value payable to a Beneficiary upon the Owner's death is included in the deceased Owner's gross estate. Depending on the annuity contract, the annuity's value included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary, or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.
GENERATION-SKIPPING TRANSFER TAX
The Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations may require us to deduct this tax from your Contract, or from any applicable payment, and pay it directly to the IRS.
FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.
POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the Contract's tax treatment could change. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.
We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

ANNUITY PAYMENTS

We base Annuity Payments on your Contract Value. We guarantee the dollar amount of fixed Annuity Payments (equal installments) and this amount does not change except as provided under Annuity Option 3. If you request fixed Annuity Payments, the amount of Contract Value that you apply to fixed Annuity Payments is placed in our general account and does not participate in the Investment Options' performance. Fixed Annuity Payments are based on an interest rate and mortality table specified in your Contract. Your Contract's fixed Annuity Payment rates are guaranteed and we cannot use lower rates.
Variable payments are not predetermined and the dollar amount varies with your selected Investment Options' performance. We use annuity units to determine your variable Annuity Payment amount.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

Annuity Payments end upon the earliest of the following.
•	Under Annuity Options 1 and 3, the death of the last surviving Annuitant.
•	Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract ends upon payment of the lump sum.
•	Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
•	When the Contract ends.
ANNUITY PAYMENT OPTIONS
The Annuity Payment Options are briefly described in prospectus section 11 – The Annuity Phase, and we included additional information that you may find helpful here.
Option 1. Life Annuity. We make Annuity Payments during the life of the Annuitant, and the last payment is the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 2. Life Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. Under a Partial Annuitization, this Annuity Option is only available for variable payouts. We make Annuity Payments during the life of the Annuitant. If the Annuitant dies after the guaranteed period has ended, the last payment is the one that is due before the Annuitant's death. If the Annuitant dies before the guaranteed period has ended, we make Annuity Payments during the remaining guaranteed period as follows based on who is still alive: Payee, any surviving Owner, the last surviving Owner's Beneficiaries, or to last surviving Owner's estate if there are no remaining or named Beneficiaries. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the AIR as the interest rate for the present value calculation. We require proof of the Annuitant's death and return of the Contract before we make any lump sum payment. There are no additional costs for a lump sum payment.
Option 3. Joint and Last Survivor Annuity. This Annuity Option is not available under a Partial Annuitization. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% selected by the Owner when he or she chose this Annuity Payment option. Annuity Payments stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract.
Option 4. Joint and Last Survivor Annuity with Payments Over 5, 10, 15 or 20 Years Guaranteed. This Annuity Option is not available under a Partial Annuitization. We make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. If the last surviving joint Annuitant dies after the guaranteed period has ended, the last payment is the one that is due before the last surviving joint Annuitant's death. If the last surviving joint Annuitant dies before the guaranteed period has ended, we make Annuity Payments during the remaining guaranteed period as follows based on who is still alive: Payee, any surviving Owner, the last surviving Owner's Beneficiaries, or to last surviving Owner's estate if there are no remaining or named Beneficiaries. If we were making variable Annuity Payments and the Annuitant dies before the guaranteed period has ended, the Owner may instead choose to discontinue the remaining payments and instead take a lump sum payment. The lump sum payment is equal to the present value of the remaining guaranteed variable payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected AIR as the interest rate for the present value calculation. We require proof of death of both joint Annuitants and return of the Contract before we make any lump sum payment. There are no additional costs associated with a lump sum payment.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

Option 5. Refund Life Annuity. We make Annuity Payments during the lifetime of the Annuitant, and the last payment is the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund equals the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.
For variable Annuity Payments, your total refund is the sum of your selected Investment Options' refunds. We calculate the refund amount for each Investment Option as follows.
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
(A) =	Annuity unit value of the Investment Option's subaccount when due proof of the Annuitant's death is received at our Service Center.
(B) =	The amount applied to variable Annuity Payments under this option on the Income Date.
(C) =	Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
(D) =	The number of annuity units used in determining each variable Annuity Payment subaccount when due proof of the Annuitant's death is received at our Service Center.
(E) =	Dollar value of first variable Annuity Payment.
(F) =	Number of variable Annuity Payments made since the Income Date.
We base this calculation upon the allocation of annuity units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We do not pay a refund if the total refund determined using the above calculation is less than or equal to zero.
EXAMPLE
•	The Contract has one Owner who is a 65-year-old male. He selects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
•	The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
•	The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
•	Assume the annuity unit value on the Income Date is $12, then the number of annuity units used in determining each Annuity Payment is: $615 / $12 = 51.25 (item "D").
•	The Owner who is also the Annuitant dies after receiving 62 Annuity Payments (item "F") and the annuity unit value for the subaccount on the date the Service Center receives due proof of death is $10 (item "A").
We calculate the refund as follows:
(A) x {[(B) x (C) x (D)/(E)] – [(D) x (F)]} = 10 x {[100,000 x 1.00 x (51.25 / 615)] – [51.25 x 62]} =
 10 x {[100,000 x 0.083333] – 3,177.50} = 10 x {8,333.33 – 3,177.50} = 10 x 5,155.83 = $51,558.30
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Annuity Payment is equal to the Contract Value you apply to variable Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for your selected Annuity Option.
We then purchase a fixed number of annuity units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Annuity Payment among your selected Investment Options' subaccounts according to your future Purchase Payment allocation instructions. We then divide the Annuity Payment amount in each subaccount by the subaccount's annuity unit value.
We determine the annuity unit value on each Business Day as follows:
•	we multiply the annuity unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
•	divide by the assumed net investment factor for the current Business Day.
The assumed net investment factor for the current Business Day is one plus the annual assumed investment rate (AIR) adjusted to reflect the number of calendar days that lapsed since the immediately preceding Business Day. We allow an AIR of 3% or 4.5% based on your selection.
Thereafter, the number of subaccount annuity units remains unchanged unless you make a transfer. However, the number of annuity units changes if Annuity Option 3 is in effect, one Annuitant dies, and you requested Annuity Payments at 75% or 50% of the previous payment amount. All calculations appropriately reflect your selected payment frequency.
The Annuity Payment on each subsequent payment date is equal to the sum of the Annuity Payments for each subaccount. We determine the Annuity Payment for each subaccount by multiplying the subaccount's number of annuity units by the annuity unit value on the payment date.

FINANCIAL STATEMENTS

The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2015 are included in Part C of the Registration Statement and are incorporated herein by reference. The financial statements should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2015 are also included in Part C of the Registration Statement and are incorporated herein by reference.
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

APPENDIX A – DEATH OF THE OWNER AND/OR ANNUITANT

The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract.
UPON THE DEATH OF A SOLE OWNER
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• We pay a death benefit to the Beneficiary unless the Beneficiary is the surviving spouse and continues the Contract.  If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by a surviving spouse who is also both a Beneficiary and Covered Person. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, the Quarterly Anniversary Value under the Quarterly Value Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
• If a surviving spouse Beneficiary continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
– the surviving spouse becomes the new Owner, and
– the Accumulation Phase continues.

• The Beneficiary becomes the Payee. If we are still required to make Annuity Payments under the selected Annuity Option, the Beneficiary also becomes the new Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1 or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

UPON THE DEATH OF A JOINT OWNER (NOTE: Joint Owners cannot take Partial Annuitizations)
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.
• We pay a death benefit to the surviving Joint Owner unless he or she is the surviving spouse and continues the Contract. If you selected a Target Date Benefit or Investment Protector, this benefit ends unless the Contract is continued by the surviving Joint Owner who is also a surviving spouse. If you selected a Lifetime Benefit, Income Protector or Income Focus, this benefit and any lifetime payments end unless the Contract is continued by the surviving Joint Owner who is also both the surviving spouse and a Covered Person. This means lifetime payments may end even if a Covered Person is still alive. For a description of the death benefit and payout options, see prospectus section 10, Death Benefit - Death Benefit Payment Options During the Accumulation Phase.
• The death benefit is the greater of the Contract Value or the guaranteed death benefit value. The guaranteed death benefit value is total Purchase Payments adjusted for withdrawals under the Traditional Death Benefit, the Quarterly Anniversary Value under the Quarterly Value Death Benefit, or the Maximum Anniversary Value under the Maximum Anniversary Death Benefit.
• If a surviving Joint Owner who is also a surviving spouse continues the Contract, as of the end of the Business Day we receive their Valid Claim:
– we increase the Contract Value to equal the guaranteed death benefit value if greater, and the death benefit continues to be available to the surviving spouse's Beneficiary(s),
– the surviving Joint Owner/spouse becomes the new Owner, and
– the Accumulation Phase continues.

• If we are still required to make Annuity Payments under the selected Annuity Option, the surviving Joint Owner becomes the sole Owner.
• If the deceased was not an Annuitant, Annuity Payments to the Payee continue. No death benefit is payable.
• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5,  payments end and the Payee may receive a lump sum refund.
• If the deceased was an Annuitant and there is a surviving joint Annuitant, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

UPON THE DEATH OF AN ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT
Action under any portion of the Contract that is in the Accumulation Phase	Action under any portion of the Contract that is in the Annuity Phase
• If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), we do not pay a death benefit. The Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a sole Owner, we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. If the Contract is continued by a suviving spouse, the new spouse Owner can name a new Annuitant subject to our approval.
• If the deceased Annuitant was a Joint Owner , we pay a death benefit as discussed in the "Upon the Death of a Joint Owner" table. If the Contract is continued by a suviving Joint Owner who is also a surviving spouse, the surviving Joint Owner can name a new Annuitant subject to our approval.
• If the Contract is owned by a non-individual, we treat the death of the Annuitant as the death of a sole Owner, and we pay a death benefit as discussed in the "Upon the Death of a Sole Owner" table. NOTE: For non-individually owned Contracts, spousal continuation is only available if the Contract is Qualified, owned by a qualified plan or a custodian, and the suviving spouse is named as the sole contingent Beneficiary.

• If the deceased was the only surviving Annuitant, Annuity Payments end or continue as follows.
– Annuity Option 1  or 3, payments end.
– Annuity Option 2 or 4, payments end either when the guaranteed period expires, or when we pay any final lump sum.
– Annuity Option 5, payments end and the Payee may receive a lump sum refund.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new sole Owner.
• If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

UPON THE DEATH OF THE ANNUITANT DURING THE ANNUITY PHASE AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: We only allow joint Annuitants on Full Annuitization)
• Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity Options 3, Annuity Payments to the Payee continue during the lifetime of the surviving joint Annuitant . Under Annuity Option 4, Annuity Payments to the Payee continue untile either the guaranteed period expires, or when we pay any final lump sum.

•   No death benefit is payable.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a sole Owner, the Beneficiary becomes the new Owner.
•   If we are still required to make Annuity Payments under the selected Annuity Option and the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

APPENDIX B – CONDENSED FINANCIAL INFORMATION

The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are included in Part C of the Registration Statement.
Accumulation unit value (AUV) information corresponding to the highest and lowest combination of M&E charges for the Contract as of the end of the most recent calendar year are found in the prospectus – Appendix B. A separate rider charge may also apply to your Contract if you select Income Protector, Income Focus or Investment Protector, which is not reflected in the table below. See the Fee Tables for further information regarding the rider charge. AUV information for the additional combinations of charges are found below.
This information should be read in conjunction with the financial statements and related Separate Account notes that are included in Part C of the Registration Statement.
Base Contract and Optional Benefits as follows:	M&E Charge
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit	1.70%
Bonus Option	1.90%
Short Withdrawal Charge Option	1.65%
No Withdrawal Charge Option	1.75%
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit and Short Withdrawal Charge Option	1.95%
Quarterly Value Death Benefit or Maximum Anniversary Death Benefit and No Withdrawal Charge Option	2.05%

Base Contract with Lifetime Plus Benefit (available from August 31, 2007 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.10%	2.60%
Quarterly Value Death Benefit	single	2.40%	2.90%
Bonus Option	single	2.60%	3.10%
Short Withdrawal Charge Option	single	2.35%	2.85%
No Withdrawal Charge Option	single	2.45%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	2.90%	3.40%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.65%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.75%	3.25%
Without Optional Benefits	joint	2.25%	2.75%
Quarterly Value Death Benefit	joint	2.55%	3.05%
Bonus Option	joint	2.75%	3.25%
Short Withdrawal Charge Option	joint	2.50%	3.00%
No Withdrawal Charge Option	joint	2.60%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.05%	3.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.80%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	2.90%	3.40%

Base Contract with Lifetime Plus 8 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	Payment Type	M&E Charge(1)	M&E Charge(2)
Without Optional Benefits	single	2.35%	2.60%
Quarterly Value Death Benefit	single	2.65%	2.90%
Bonus Option	single	2.85%	3.10%
Short Withdrawal Charge Option	single	2.60%	2.85%
No Withdrawal Charge Option	single	2.70%	2.95%
Quarterly Value Death Benefit and Bonus Option	single	3.15%	3.40%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.90%	3.15%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	3.00%	3.25%
Without Optional Benefits	joint	2.50%	2.75%
Quarterly Value Death Benefit	joint	2.80%	3.05%
Bonus Option	joint	3.00%	3.25%
Short Withdrawal Charge Option	joint	2.75%	3.00%
No Withdrawal Charge Option	joint	2.85%	3.10%
Quarterly Value Death Benefit and Bonus Option	joint	3.30%	3.55%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	3.05%	3.30%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.15%	3.40%

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

Base Contract with Lifetime Plus 8 Benefit (available from August 7, 2008 through January 23, 2009) and Optional Benefits:	Payment Type	M&E Charge(1) (before payments begin)	M&E Charge(1) (after payments begin)	M&E Charge(2) (before payments begin)	M&E Charge(2) (after payments begin)
Without Optional Benefits	single	2.20%	2.10%	2.60%	2.50%
Quarterly Value Death Benefit	single	2.50%	2.40%	2.90%	2.80%
Bonus Option	single	2.70%	2.60%	3.10%	3.00%
Short Withdrawal Charge Option	single	2.45%	2.35%	2.85%	2.75%
No Withdrawal Charge Option	single	2.55%	2.45%	2.95%	2.85%
Quarterly Value Death Benefit and Bonus Option	single	3.00%	2.90%	3.40%	3.30%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	single	2.75%	2.65%	3.15%	3.05%
Quarterly Value Death Benefit and No Withdrawal Charge Option	single	2.85%	2.75%	3.25%	3.15%
Without Optional Benefits	joint	2.35%	2.25%	2.75%	2.65%
Quarterly Value Death Benefit	joint	2.65%	2.55%	3.05%	2.95%
Bonus Option	joint	2.85%	2.75%	3.25%	3.15%
Short Withdrawal Charge Option	joint	2.60%	2.50%	3.00%	2.90%
No Withdrawal Charge Option	joint	2.70%	2.60%	3.10%	3.00%
Quarterly Value Death Benefit and Bonus Option	joint	3.15%	3.05%	3.55%	3.45%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	joint	2.90%	2.80%	3.30%	3.20%
Quarterly Value Death Benefit and No Withdrawal Charge Option	joint	3.00%	2.90%	3.40%	3.30%
(1)	Had no qualifying event, or had a qualifying event and declined the M&E charge increase.
(2)	Had a qualifying event and accepted the M&E charge increase.
NOTE: A qualifying event is the reset of a Lifetime Benefit's Annual Increase or an automatic annual Lifetime Plus Payment increase, that occurred on or after April 29, 2013.

Base Contract with Target Date Retirement Benefit (available from May 1, 2008 through January 23, 2009) and Optional Benefits:	M&E Charge	Base Contract with Target Date 10 Benefit (available from January 26, 2009 through March 31, 2009) and Optional Benefits:	M&E Charge
Without Optional Benefits	1.80%	Without Optional Benefits	1.95%
Quarterly Value Death Benefit	2.10%	Quarterly Value Death Benefit	2.25%
Bonus Option	2.30%	Bonus Option	2.45%
Short Withdrawal Charge Option	2.05%	Short Withdrawal Charge Option	2.20%
No Withdrawal Charge Option	2.15%	No Withdrawal Charge Option	2.30%
Quarterly Value Death Benefit and Bonus Option	2.60%	Quarterly Value Death Benefit and Bonus Option	2.75%
Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.35%	Quarterly Value Death Benefit and Short Withdrawal Charge Option	2.50%
Quarterly Value Death Benefit and No Withdrawal Charge Option	2.45%	Quarterly Value Death Benefit and No Withdrawal Charge Option	2.60%
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

(Number of Accumulation Units in thousands)
M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Allianz NFJ Dividend Value VIT Portfolio
1.65%
12/31/2014  N/A14.1210
12/31/2015  14.12112.6600
1.70%
12/31/2014  N/A14.1050
12/31/2015  14.10512.6390
1.75%
12/31/2014  N/A14.0880
12/31/2015  14.08812.6180
1.90%
12/31/2014  N/A14.0390
12/31/2015  14.03912.5550
1.95%
12/31/2014  N/A14.0230
12/31/2015  14.02312.5340
2.05%
12/31/2014  N/A13.9900
12/31/2015  13.99012.4920
AZL Balanced Index Strategy Fund
1.65%
12/31/2009  N/A10.0309
12/31/2010  10.03010.901139
12/31/2011  10.90110.982258
12/31/2012  10.98211.913392
12/31/2013  11.91313.233276
12/31/2014  13.23313.812244
12/31/2015  13.81213.588224
1.70%
12/31/2009  N/A10.02950
12/31/2010  10.02910.89594
12/31/2011  10.89510.970174
12/31/2012  10.97011.894226
12/31/2013  11.89413.205212
12/31/2014  13.20513.776202
12/31/2015  13.77613.546164
1.75%
12/31/2009  N/A10.0280
12/31/2010  10.02810.8889
12/31/2011  10.88810.9589
12/31/2012  10.95811.87511
12/31/2013  11.87513.17811
12/31/2014  13.17813.7417
12/31/2015  13.74113.50418
1.80%
12/31/2009  N/A10.02769
12/31/2010  10.02710.88273
12/31/2011  10.88210.946104
12/31/2012  10.94611.85698
12/31/2013  11.85613.150206
12/31/2014  13.15013.705257
12/31/2015  13.70513.462304

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2009  N/A10.02519
12/31/2010  10.02510.869102
12/31/2011  10.86910.922172
12/31/2012  10.92211.818232
12/31/2013  11.81813.095218
12/31/2014  13.09513.634279
12/31/2015  13.63413.379233
1.95%
12/31/2009  N/A10.02452
12/31/2010  10.02410.86359
12/31/2011  10.86310.910115
12/31/2012  10.91011.799192
12/31/2013  11.79913.067140
12/31/2014  13.06713.599130
12/31/2015  13.59913.337139
2.05%
12/31/2009  N/A10.02212
12/31/2010  10.02210.85031
12/31/2011  10.85010.88643
12/31/2012  10.88611.76243
12/31/2013  11.76213.01343
12/31/2014  13.01313.52813
12/31/2015  13.52813.25512
2.10%
12/31/2009  N/A10.02150
12/31/2010  10.02110.84362
12/31/2011  10.84310.87463
12/31/2012  10.87411.74362
12/31/2013  11.74312.98660
12/31/2014  12.98613.49351
12/31/2015  13.49313.21444
2.15%
12/31/2009  N/A10.0202
12/31/2010  10.02010.8373
12/31/2011  10.83710.8623
12/31/2012  10.86211.7243
12/31/2013  11.72412.9584
12/31/2014  12.95813.4584
12/31/2015  13.45813.1734
2.20%
12/31/2009  N/A10.0192
12/31/2010  10.01910.8304
12/31/2011  10.83010.8506
12/31/2012  10.85011.7056
12/31/2013  11.70512.9315
12/31/2014  12.93113.4236
12/31/2015  13.42313.1321
2.25%
12/31/2009  N/A10.01885
12/31/2010  10.01810.82449
12/31/2011  10.82410.83948
12/31/2012  10.83911.68747
12/31/2013  11.68712.90441
12/31/2014  12.90413.3882
12/31/2015  13.38813.0922
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A10.01724
12/31/2010  10.01710.81723
12/31/2011  10.81710.82717
12/31/2012  10.82711.66811
12/31/2013  11.66812.87718
12/31/2014  12.87713.35419
12/31/2015  13.35413.05120
2.35%
12/31/2009  N/A10.01680
12/31/2010  10.01610.81177
12/31/2011  10.81110.81587
12/31/2012  10.81511.64993
12/31/2013  11.64912.85065
12/31/2014  12.85013.31960
12/31/2015  13.31913.01156
2.40%
12/31/2009  N/A10.01521
12/31/2010  10.01510.80423
12/31/2011  10.80410.80322
12/31/2012  10.80311.63119
12/31/2013  11.63112.82318
12/31/2014  12.82313.2842
12/31/2015  13.28412.9712
2.45%
12/31/2009  N/A10.01417
12/31/2010  10.01410.79813
12/31/2011  10.79810.79117
12/31/2012  10.79111.61215
12/31/2013  11.61212.79614
12/31/2014  12.79613.25017
12/31/2015  13.25012.93118
2.50%
12/31/2009  N/A10.01315
12/31/2010  10.01310.7927
12/31/2011  10.79210.7799
12/31/2012  10.77911.5949
12/31/2013  11.59412.76910
12/31/2014  12.76913.21610
12/31/2015  13.21612.89116
2.55%
12/31/2009  N/A10.01310
12/31/2010  10.01310.78510
12/31/2011  10.78510.76810
12/31/2012  10.76811.57510
12/31/2013  11.57512.7439
12/31/2014  12.74313.1817
12/31/2015  13.18112.8516
2.60%
12/31/2009  N/A10.01228
12/31/2010  10.01210.77930
12/31/2011  10.77910.75629
12/31/2012  10.75611.55731
12/31/2013  11.55712.71665
12/31/2014  12.71613.14732
12/31/2015  13.14712.81138

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2009  N/A10.01113
12/31/2010  10.01110.77214
12/31/2011  10.77210.74413
12/31/2012  10.74411.53815
12/31/2013  11.53812.68911
12/31/2014  12.68913.1139
12/31/2015  13.11312.7719
2.70%
12/31/2009  N/A10.0100
12/31/2010  10.01010.7660
12/31/2011  10.76610.7320
12/31/2012  10.73211.5200
12/31/2013  11.52012.6630
12/31/2014  12.66313.0790
12/31/2015  13.07912.7320
2.75%
12/31/2009  N/A10.00931
12/31/2010  10.00910.75934
12/31/2011  10.75910.72125
12/31/2012  10.72111.50125
12/31/2013  11.50112.63622
12/31/2014  12.63613.04562
12/31/2015  13.04512.69263
2.80%
12/31/2009  N/A10.0080
12/31/2010  10.00810.7530
12/31/2011  10.75310.7090
12/31/2012  10.70911.4832
12/31/2013  11.48312.6100
12/31/2014  12.61013.0110
12/31/2015  13.01112.6530
2.85%
12/31/2009  N/A10.00712
12/31/2010  10.00710.74713
12/31/2011  10.74710.69713
12/31/2012  10.69711.46512
12/31/2013  11.46512.58317
12/31/2014  12.58312.97733
12/31/2015  12.97712.61432
2.90%
12/31/2009  N/A10.00611
12/31/2010  10.00610.74010
12/31/2011  10.74010.68510
12/31/2012  10.68511.44611
12/31/2013  11.44612.55715
12/31/2014  12.55712.94417
12/31/2015  12.94412.57516
2.95%
12/31/2013  N/A12.5310
12/31/2014  12.53112.9100
12/31/2015  12.91012.5360
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2009  N/A10.0041
12/31/2010  10.00410.7271
12/31/2011  10.72710.6621
12/31/2012  10.66211.4101
12/31/2013  11.41012.5045
12/31/2014  12.50412.8775
12/31/2015  12.87712.4975
3.05%
12/31/2009  N/A10.0034
12/31/2010  10.00310.7214
12/31/2011  10.72110.6503
12/31/2012  10.65011.3928
12/31/2013  11.39212.4788
12/31/2014  12.47812.8438
12/31/2015  12.84312.4595
3.10%
12/31/2013  N/A12.4522
12/31/2014  12.45212.81041
12/31/2015  12.81012.4208
3.15%
12/31/2009  N/A10.0018
12/31/2010  10.00110.7088
12/31/2011  10.70810.6278
12/31/2012  10.62711.3559
12/31/2013  11.35512.4260
12/31/2014  12.42612.7770
12/31/2015  12.77712.3820
3.20%
12/31/2013  N/A13.9370
12/31/2014  13.93714.3230
12/31/2015  14.32313.8740
3.25%
12/31/2013  N/A13.9063
12/31/2014  13.90614.2843
12/31/2015  14.28413.8292
3.30%
12/31/2009  N/A9.9980
12/31/2010  9.99810.6890
12/31/2011  10.68910.5920
12/31/2012  10.59211.3010
12/31/2013  11.30112.3480
12/31/2014  12.34812.6780
12/31/2015  12.67812.2670
3.40%
12/31/2013  N/A13.8122
12/31/2014  13.81214.1678
12/31/2015  14.16713.6943
3.45%
12/31/2013  N/A13.7810
12/31/2014  13.78114.1280
12/31/2015  14.12813.6500
3.55%
12/31/2013  N/A13.7190
12/31/2014  13.71914.0500
12/31/2015  14.05013.5610

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL BlackRock Capital Appreciation Fund
1.65%
12/31/2007  N/A13.0231
12/31/2008  13.0238.1502
12/31/2009  8.15010.85918
12/31/2010  10.85912.73222
12/31/2011  12.73211.38337
12/31/2012  11.38312.73351
12/31/2013  12.73316.71343
12/31/2014  16.71317.93733
12/31/2015  17.93718.74423
1.70%
12/31/2007  N/A13.0050
12/31/2008  13.0058.1350
12/31/2009  8.13510.83418
12/31/2010  10.83412.69623
12/31/2011  12.69611.34571
12/31/2012  11.34512.684154
12/31/2013  12.68416.641169
12/31/2014  16.64117.851149
12/31/2015  17.85118.644120
1.75%
12/31/2009  N/A10.8090
12/31/2010  10.80912.6605
12/31/2011  12.66011.3086
12/31/2012  11.30812.6366
12/31/2013  12.63616.5684
12/31/2014  16.56817.7653
12/31/2015  17.76518.5442
1.80%
12/31/2008  N/A8.1065
12/31/2009  8.10610.78453
12/31/2010  10.78412.62470
12/31/2011  12.62411.27070
12/31/2012  11.27012.58863
12/31/2013  12.58816.49750
12/31/2014  16.49717.67943
12/31/2015  17.67918.44631
1.90%
12/31/2007  N/A12.9366
12/31/2008  12.9368.07610
12/31/2009  8.07610.73320
12/31/2010  10.73312.55320
12/31/2011  12.55311.19529
12/31/2012  11.19512.49136
12/31/2013  12.49116.35435
12/31/2014  16.35417.50935
12/31/2015  17.50918.25029
1.95%
12/31/2007  N/A12.9180
12/31/2008  12.9188.0610
12/31/2009  8.06110.70850
12/31/2010  10.70812.51754
12/31/2011  12.51711.15856
12/31/2012  11.15812.44375
12/31/2013  12.44316.28368
12/31/2014  16.28317.42458
12/31/2015  17.42418.15342
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A8.0325
12/31/2009  8.03210.6586
12/31/2010  10.65812.4476
12/31/2011  12.44711.0846
12/31/2012  11.08412.3486
12/31/2013  12.34816.1434
12/31/2014  16.14317.2574
12/31/2015  17.25717.9603
2.10%
12/31/2007  N/A12.8670
12/31/2008  12.8678.0167
12/31/2009  8.01610.63377
12/31/2010  10.63312.41193
12/31/2011  12.41111.04689
12/31/2012  11.04612.30177
12/31/2013  12.30116.07354
12/31/2014  16.07317.17336
12/31/2015  17.17317.86428
2.15%
12/31/2008  N/A8.0020
12/31/2009  8.00210.6090
12/31/2010  10.60912.3760
12/31/2011  12.37611.0100
12/31/2012  11.01012.2540
12/31/2013  12.25416.0040
12/31/2014  16.00417.0910
12/31/2015  17.09117.7700
2.20%
12/31/2008  N/A7.9300
12/31/2009  7.93010.50810
12/31/2010  10.50812.2539
12/31/2011  12.25310.89510
12/31/2012  10.89512.12010
12/31/2013  12.12015.8205
12/31/2014  15.82016.8865
12/31/2015  16.88617.5484
2.25%
12/31/2007  N/A12.8150
12/31/2008  12.8157.97211
12/31/2009  7.97210.55922
12/31/2010  10.55912.30628
12/31/2011  12.30610.93628
12/31/2012  10.93612.16028
12/31/2013  12.16015.86521
12/31/2014  15.86516.92518
12/31/2015  16.92517.58015
2.30%
12/31/2008  N/A7.9580
12/31/2009  7.95810.5348
12/31/2010  10.53412.2717
12/31/2011  12.27110.9006
12/31/2012  10.90012.1131
12/31/2013  12.11315.7961
12/31/2014  15.79616.8441
12/31/2015  16.84417.4861

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A12.7810
12/31/2008  12.7817.9431
12/31/2009  7.94310.50922
12/31/2010  10.50912.23618
12/31/2011  12.23610.86423
12/31/2012  10.86412.06723
12/31/2013  12.06715.72817
12/31/2014  15.72816.76213
12/31/2015  16.76217.39310
2.40%
12/31/2007  N/A12.7640
12/31/2008  12.7647.9296
12/31/2009  7.92910.48524
12/31/2010  10.48512.20124
12/31/2011  12.20110.82724
12/31/2012  10.82712.02021
12/31/2013  12.02015.65918
12/31/2014  15.65916.6815
12/31/2015  16.68117.3015
2.45%
12/31/2008  N/A7.9143
12/31/2009  7.91410.4607
12/31/2010  10.46012.1677
12/31/2011  12.16710.7915
12/31/2012  10.79111.97421
12/31/2013  11.97415.59212
12/31/2014  15.59216.6018
12/31/2015  16.60117.2097
2.50%
12/31/2007  N/A12.7300
12/31/2008  12.7307.8992
12/31/2009  7.89910.4366
12/31/2010  10.43612.1326
12/31/2011  12.13210.7556
12/31/2012  10.75511.9286
12/31/2013  11.92815.5248
12/31/2014  15.52416.5213
12/31/2015  16.52117.1172
2.55%
12/31/2007  N/A12.7130
12/31/2008  12.7137.8850
12/31/2009  7.88510.4121
12/31/2010  10.41212.0981
12/31/2011  12.09810.7201
12/31/2012  10.72011.8831
12/31/2013  11.88315.4571
12/31/2014  15.45716.4410
12/31/2015  16.44117.0260
2.60%
12/31/2007  N/A12.6960
12/31/2008  12.6967.8701
12/31/2009  7.87010.38752
12/31/2010  10.38712.06463
12/31/2011  12.06410.68464
12/31/2012  10.68411.83762
12/31/2013  11.83715.39037
12/31/2014  15.39016.36147
12/31/2015  16.36116.93548
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A12.6790
12/31/2008  12.6797.8560
12/31/2009  7.85610.3630
12/31/2010  10.36312.0292
12/31/2011  12.02910.6481
12/31/2012  10.64811.7922
12/31/2013  11.79215.3231
12/31/2014  15.32316.2821
12/31/2015  16.28216.8451
2.70%
12/31/2008  N/A7.8420
12/31/2009  7.84210.3391
12/31/2010  10.33911.9953
12/31/2011  11.99510.6134
12/31/2012  10.61311.7474
12/31/2013  11.74715.2574
12/31/2014  15.25716.2041
12/31/2015  16.20416.7551
2.75%
12/31/2007  N/A12.6450
12/31/2008  12.6457.8271
12/31/2009  7.82710.3159
12/31/2010  10.31511.9619
12/31/2011  11.96110.5779
12/31/2012  10.57711.70219
12/31/2013  11.70215.19114
12/31/2014  15.19116.12611
12/31/2015  16.12616.66610
2.80%
12/31/2007  N/A12.6280
12/31/2008  12.6287.8139
12/31/2009  7.81310.29112
12/31/2010  10.29111.92713
12/31/2011  11.92710.54213
12/31/2012  10.54211.65711
12/31/2013  11.65715.12510
12/31/2014  15.12516.0487
12/31/2015  16.04816.5776
2.85%
12/31/2008  N/A7.7980
12/31/2009  7.79810.26713
12/31/2010  10.26711.89413
12/31/2011  11.89410.50714
12/31/2012  10.50711.61215
12/31/2013  11.61215.06016
12/31/2014  15.06015.97011
12/31/2015  15.97016.48910
2.90%
12/31/2007  N/A12.5050
12/31/2008  12.5057.7292
12/31/2009  7.72910.1709
12/31/2010  10.17011.7769
12/31/2011  11.77610.3987
12/31/2012  10.39811.4867
12/31/2013  11.48614.8888
12/31/2014  14.88815.78016
12/31/2015  15.78016.28512

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A14.9290
12/31/2014  14.92915.8161
12/31/2015  15.81616.3141
3.00%
12/31/2008  N/A7.7560
12/31/2009  7.75610.1966
12/31/2010  10.19611.7942
12/31/2011  11.79410.4032
12/31/2012  10.40311.4802
12/31/2013  11.48014.8662
12/31/2014  14.86615.7414
12/31/2015  15.74116.2282
3.05%
12/31/2007  N/A12.4550
12/31/2008  12.4557.6860
12/31/2009  7.68610.0995
12/31/2010  10.09911.67614
12/31/2011  11.67610.29413
12/31/2012  10.29411.35412
12/31/2013  11.35414.6965
12/31/2014  14.69615.5533
12/31/2015  15.55316.0263
3.10%
12/31/2013  N/A14.73725
12/31/2014  14.73715.58931
12/31/2015  15.58916.05527
3.15%
12/31/2008  N/A7.7140
12/31/2009  7.71410.1240
12/31/2010  10.12411.6940
12/31/2011  11.69410.3000
12/31/2012  10.30011.3490
12/31/2013  11.34914.6732
12/31/2014  14.67315.5143
12/31/2015  15.51415.9694
3.20%
12/31/2013  N/A15.1870
12/31/2014  15.18716.0490
12/31/2015  16.04916.5120
3.25%
12/31/2013  N/A15.1213
12/31/2014  15.12115.9715
12/31/2015  15.97116.4244
3.30%
12/31/2009  N/A10.0540
12/31/2010  10.05411.5950
12/31/2011  11.59510.1970
12/31/2012  10.19711.2190
12/31/2013  11.21914.4840
12/31/2014  14.48415.2911
12/31/2015  15.29115.7170
3.40%
12/31/2013  N/A14.9250
12/31/2014  14.92515.7410
12/31/2015  15.74116.1630
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A14.8610
12/31/2014  14.86115.6650
12/31/2015  15.66516.0770
3.55%
12/31/2013  N/A14.7320
12/31/2014  14.73215.5141
12/31/2015  15.51415.9061
AZL Boston Company Research Growth Fund
1.65%
12/31/2007  N/A11.3500
12/31/2008  11.3506.5161
12/31/2009  6.5168.6371
12/31/2010  8.63710.4445
12/31/2011  10.4449.94511
12/31/2012  9.94511.51812
12/31/2013  11.51815.4089
12/31/2014  15.40816.4368
12/31/2015  16.43617.0596
1.70%
12/31/2007  N/A11.3150
12/31/2008  11.3156.4931
12/31/2009  6.4938.6021
12/31/2010  8.60210.3961
12/31/2011  10.3969.89513
12/31/2012  9.89511.45446
12/31/2013  11.45415.31451
12/31/2014  15.31416.32842
12/31/2015  16.32816.93940
1.75%
12/31/2009  N/A8.5601
12/31/2010  8.56010.3401
12/31/2011  10.3409.8371
12/31/2012  9.83711.3811
12/31/2013  11.38115.2091
12/31/2014  15.20916.2081
12/31/2015  16.20816.8060
1.80%
12/31/2008  N/A6.4472
12/31/2009  6.4478.5323
12/31/2010  8.53210.3018
12/31/2011  10.3019.7954
12/31/2012  9.79511.3272
12/31/2013  11.32715.1292
12/31/2014  15.12916.1152
12/31/2015  16.11516.7011
1.90%
12/31/2007  N/A11.1760
12/31/2008  11.1766.4000
12/31/2009  6.4008.4630
12/31/2010  8.46310.20713
12/31/2011  10.2079.6958
12/31/2012  9.69511.20011
12/31/2013  11.20014.94625
12/31/2014  14.94615.90415
12/31/2015  15.90416.46618

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A11.1420
12/31/2008  11.1426.3771
12/31/2009  6.3778.4287
12/31/2010  8.42810.1608
12/31/2011  10.1609.64629
12/31/2012  9.64611.13832
12/31/2013  11.13814.85532
12/31/2014  14.85515.79929
12/31/2015  15.79916.34913
2.05%
12/31/2008  N/A6.3323
12/31/2009  6.3328.3602
12/31/2010  8.36010.0681
12/31/2011  10.0689.5492
12/31/2012  9.54911.0151
12/31/2013  11.01514.6761
12/31/2014  14.67615.5931
12/31/2015  15.59316.1200
2.10%
12/31/2007  N/A11.0390
12/31/2008  11.0396.3090
12/31/2009  6.3098.3262
12/31/2010  8.32610.0228
12/31/2011  10.0229.5005
12/31/2012  9.50010.9534
12/31/2013  10.95314.5875
12/31/2014  14.58715.4905
12/31/2015  15.49016.0065
2.15%
12/31/2008  N/A6.2870
12/31/2009  6.2878.2920
12/31/2010  8.2929.9760
12/31/2011  9.9769.4520
12/31/2012  9.45210.8920
12/31/2013  10.89214.4990
12/31/2014  14.49915.3890
12/31/2015  15.38915.8930
2.20%
12/31/2008  N/A6.1550
12/31/2009  6.1558.1141
12/31/2010  8.1149.7572
12/31/2011  9.7579.2404
12/31/2012  9.24010.6422
12/31/2013  10.64214.1582
12/31/2014  14.15815.0213
12/31/2015  15.02115.5053
2.25%
12/31/2007  N/A10.9380
12/31/2008  10.9386.2422
12/31/2009  6.2428.2245
12/31/2010  8.2249.8854
12/31/2011  9.8859.3574
12/31/2012  9.35710.7714
12/31/2013  10.77114.3232
12/31/2014  14.32315.1872
12/31/2015  15.18715.6691
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A6.2190
12/31/2009  6.2198.1910
12/31/2010  8.1919.8390
12/31/2011  9.8399.3090
12/31/2012  9.30910.7110
12/31/2013  10.71114.2362
12/31/2014  14.23615.0882
12/31/2015  15.08815.5582
2.35%
12/31/2007  N/A10.8700
12/31/2008  10.8706.1973
12/31/2009  6.1978.1576
12/31/2010  8.1579.7947
12/31/2011  9.7949.2629
12/31/2012  9.26210.65112
12/31/2013  10.65114.1492
12/31/2014  14.14914.98810
12/31/2015  14.98815.44812
2.40%
12/31/2007  N/A10.8370
12/31/2008  10.8376.1752
12/31/2009  6.1758.1242
12/31/2010  8.1249.75010
12/31/2011  9.7509.2151
12/31/2012  9.21510.5920
12/31/2013  10.59214.0640
12/31/2014  14.06414.8900
12/31/2015  14.89015.3390
2.45%
12/31/2008  N/A6.1537
12/31/2009  6.1538.09112
12/31/2010  8.0919.7058
12/31/2011  9.7059.1688
12/31/2012  9.16810.5338
12/31/2013  10.53313.9783
12/31/2014  13.97814.7923
12/31/2015  14.79215.2313
2.50%
12/31/2007  N/A10.7700
12/31/2008  10.7706.1310
12/31/2009  6.1318.0580
12/31/2010  8.0589.66112
12/31/2011  9.6619.1222
12/31/2012  9.12210.4741
12/31/2013  10.47413.8933
12/31/2014  13.89314.6954
12/31/2015  14.69515.1232
2.55%
12/31/2007  N/A10.7370
12/31/2008  10.7376.1090
12/31/2009  6.1098.0250
12/31/2010  8.0259.6171
12/31/2011  9.6179.0750
12/31/2012  9.07510.4160
12/31/2013  10.41613.8090
12/31/2014  13.80914.5990
12/31/2015  14.59915.0170

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A10.7040
12/31/2008  10.7046.0871
12/31/2009  6.0877.9922
12/31/2010  7.9929.57329
12/31/2011  9.5739.0291
12/31/2012  9.02910.3586
12/31/2013  10.35813.72511
12/31/2014  13.72514.5034
12/31/2015  14.50314.9114
2.65%
12/31/2007  N/A10.6710
12/31/2008  10.6716.0650
12/31/2009  6.0657.9600
12/31/2010  7.9609.5298
12/31/2011  9.5298.9840
12/31/2012  8.98410.3000
12/31/2013  10.30013.6420
12/31/2014  13.64214.4080
12/31/2015  14.40814.8050
2.70%
12/31/2008  N/A6.0440
12/31/2009  6.0447.9270
12/31/2010  7.9279.4850
12/31/2011  9.4858.9380
12/31/2012  8.93810.2430
12/31/2013  10.24313.5590
12/31/2014  13.55914.3130
12/31/2015  14.31314.7010
2.75%
12/31/2007  N/A10.6060
12/31/2008  10.6066.0221
12/31/2009  6.0227.8953
12/31/2010  7.8959.4428
12/31/2011  9.4428.8934
12/31/2012  8.89310.1864
12/31/2013  10.18613.4775
12/31/2014  13.47714.2194
12/31/2015  14.21914.5975
2.80%
12/31/2007  N/A10.5730
12/31/2008  10.5736.0000
12/31/2009  6.0007.8630
12/31/2010  7.8639.3990
12/31/2011  9.3998.8480
12/31/2012  8.84810.1290
12/31/2013  10.12913.3950
12/31/2014  13.39514.1260
12/31/2015  14.12614.4940
2.85%
12/31/2008  N/A5.9790
12/31/2009  5.9797.8310
12/31/2010  7.8319.3562
12/31/2011  9.3568.8030
12/31/2012  8.80310.0730
12/31/2013  10.07313.3142
12/31/2014  13.31414.0332
12/31/2015  14.03314.3921
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A10.3250
12/31/2008  10.3255.8540
12/31/2009  5.8547.6631
12/31/2010  7.6639.1516
12/31/2011  9.1518.6062
12/31/2012  8.6069.8422
12/31/2013  9.84213.0032
12/31/2014  13.00313.6983
12/31/2015  13.69814.0413
2.95%
12/31/2013  N/A13.1530
12/31/2014  13.15313.8500
12/31/2015  13.85014.1890
3.00%
12/31/2008  N/A5.9160
12/31/2009  5.9167.7360
12/31/2010  7.7369.2295
12/31/2011  9.2298.6700
12/31/2012  8.6709.9060
12/31/2013  9.90613.0741
12/31/2014  13.07413.7601
12/31/2015  13.76014.0901
3.05%
12/31/2007  N/A10.2300
12/31/2008  10.2305.7910
12/31/2009  5.7917.5700
12/31/2010  7.5709.0269
12/31/2011  9.0268.4750
12/31/2012  8.4759.6790
12/31/2013  9.67912.7670
12/31/2014  12.76713.4300
12/31/2015  13.43013.7460
3.10%
12/31/2013  N/A12.9150
12/31/2014  12.91513.5797
12/31/2015  13.57913.8917
3.15%
12/31/2008  N/A5.8520
12/31/2009  5.8527.6420
12/31/2010  7.6429.1031
12/31/2011  9.1038.5390
12/31/2012  8.5399.7420
12/31/2013  9.74212.8370
12/31/2014  12.83713.4900
12/31/2015  13.49013.7930
3.20%
12/31/2013  N/A13.8550
12/31/2014  13.85514.5530
12/31/2015  14.55314.8720
3.25%
12/31/2013  N/A13.7711
12/31/2014  13.77114.4571
12/31/2015  14.45714.7671

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A7.5490
12/31/2010  7.5498.9780
12/31/2011  8.9788.4100
12/31/2012  8.4109.5800
12/31/2013  9.58012.6060
12/31/2014  12.60613.2270
12/31/2015  13.22713.5040
3.40%
12/31/2013  N/A13.5220
12/31/2014  13.52214.1740
12/31/2015  14.17414.4560
3.45%
12/31/2013  N/A13.4400
12/31/2014  13.44014.0810
12/31/2015  14.08114.3540
3.55%
12/31/2013  N/A13.2770
12/31/2014  13.27713.8970
12/31/2015  13.89714.1520
AZL DFA Multi-Strategy Fund
1.65%
12/31/2009  N/A10.06240
12/31/2010  10.06211.225601
12/31/2011  11.22511.0431270
12/31/2012  11.04312.3091468
12/31/2013  12.30914.6591574
12/31/2014  14.65915.3601597
12/31/2015  15.36015.0081373
1.70%
12/31/2009  N/A10.06138
12/31/2010  10.06111.219196
12/31/2011  11.21911.031614
12/31/2012  11.03112.289777
12/31/2013  12.28914.628911
12/31/2014  14.62815.320976
12/31/2015  15.32014.961767
1.75%
12/31/2009  N/A10.0600
12/31/2010  10.06011.2129
12/31/2011  11.21211.01926
12/31/2012  11.01912.27078
12/31/2013  12.27014.59882
12/31/2014  14.59815.28183
12/31/2015  15.28114.91573
1.80%
12/31/2009  N/A10.05919
12/31/2010  10.05911.20521
12/31/2011  11.20511.00721
12/31/2012  11.00712.25020
12/31/2013  12.25014.56717
12/31/2014  14.56715.24118
12/31/2015  15.24114.86916
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2009  N/A10.05726
12/31/2010  10.05711.192153
12/31/2011  11.19210.983310
12/31/2012  10.98312.211406
12/31/2013  12.21114.506376
12/31/2014  14.50615.162692
12/31/2015  15.16214.777339
1.95%
12/31/2009  N/A10.05656
12/31/2010  10.05611.185226
12/31/2011  11.18510.971889
12/31/2012  10.97112.1921052
12/31/2013  12.19214.4761182
12/31/2014  14.47615.1231202
12/31/2015  15.12314.731924
2.05%
12/31/2009  N/A10.0549
12/31/2010  10.05411.1728
12/31/2011  11.17210.94746
12/31/2012  10.94712.15365
12/31/2013  12.15314.41565
12/31/2014  14.41515.04491
12/31/2015  15.04414.64089
2.10%
12/31/2009  N/A10.05361
12/31/2010  10.05311.16577
12/31/2011  11.16510.93574
12/31/2012  10.93512.13375
12/31/2013  12.13314.38570
12/31/2014  14.38515.00538
12/31/2015  15.00514.59530
2.15%
12/31/2009  N/A10.0520
12/31/2010  10.05211.1590
12/31/2011  11.15910.9230
12/31/2012  10.92312.1140
12/31/2013  12.11414.3550
12/31/2014  14.35514.9660
12/31/2015  14.96614.5500
2.20%
12/31/2009  N/A10.05125
12/31/2010  10.05111.15225
12/31/2011  11.15210.91130
12/31/2012  10.91112.09529
12/31/2013  12.09514.32522
12/31/2014  14.32514.9289
12/31/2015  14.92814.5059
2.25%
12/31/2009  N/A10.05067
12/31/2010  10.05011.14575
12/31/2011  11.14510.89986
12/31/2012  10.89912.07585
12/31/2013  12.07514.29572
12/31/2014  14.29514.88930
12/31/2015  14.88914.46028

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A10.0491
12/31/2010  10.04911.1391
12/31/2011  11.13910.8871
12/31/2012  10.88712.0561
12/31/2013  12.05614.2651
12/31/2014  14.26514.8501
12/31/2015  14.85014.4151
2.35%
12/31/2009  N/A10.04884
12/31/2010  10.04811.13281
12/31/2011  11.13210.87575
12/31/2012  10.87512.03775
12/31/2013  12.03714.23562
12/31/2014  14.23514.81228
12/31/2015  14.81214.37125
2.40%
12/31/2009  N/A10.04711
12/31/2010  10.04711.12527
12/31/2011  11.12510.86329
12/31/2012  10.86312.01826
12/31/2013  12.01814.20535
12/31/2014  14.20514.77327
12/31/2015  14.77314.32624
2.45%
12/31/2009  N/A10.04616
12/31/2010  10.04611.11914
12/31/2011  11.11910.85112
12/31/2012  10.85111.99811
12/31/2013  11.99814.1752
12/31/2014  14.17514.7352
12/31/2015  14.73514.2825
2.50%
12/31/2009  N/A10.04540
12/31/2010  10.04511.11245
12/31/2011  11.11210.84039
12/31/2012  10.84011.97939
12/31/2013  11.97914.14641
12/31/2014  14.14614.69741
12/31/2015  14.69714.23832
2.55%
12/31/2009  N/A10.0459
12/31/2010  10.04511.1059
12/31/2011  11.10510.82810
12/31/2012  10.82811.96010
12/31/2013  11.96014.11610
12/31/2014  14.11614.65911
12/31/2015  14.65914.1940
2.60%
12/31/2009  N/A10.04473
12/31/2010  10.04411.09988
12/31/2011  11.09910.81680
12/31/2012  10.81611.94180
12/31/2013  11.94114.086104
12/31/2014  14.08614.621117
12/31/2015  14.62114.150106

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2009  N/A10.0431
12/31/2010  10.04311.09210
12/31/2011  11.09210.8047
12/31/2012  10.80411.9226
12/31/2013  11.92214.05712
12/31/2014  14.05714.5833
12/31/2015  14.58314.1061
2.70%
12/31/2009  N/A10.0422
12/31/2010  10.04211.0862
12/31/2011  11.08610.7922
12/31/2012  10.79211.9032
12/31/2013  11.90314.0272
12/31/2014  14.02714.5452
12/31/2015  14.54514.0632
2.75%
12/31/2009  N/A10.0414
12/31/2010  10.04111.0794
12/31/2011  11.07910.7804
12/31/2012  10.78011.8845
12/31/2013  11.88413.9987
12/31/2014  13.99814.50747
12/31/2015  14.50714.01945
2.80%
12/31/2009  N/A10.0406
12/31/2010  10.04011.0726
12/31/2011  11.07210.76911
12/31/2012  10.76911.86512
12/31/2013  11.86513.96921
12/31/2014  13.96914.46923
12/31/2015  14.46913.97622
2.85%
12/31/2009  N/A10.0391
12/31/2010  10.03911.0661
12/31/2011  11.06610.7573
12/31/2012  10.75711.8461
12/31/2013  11.84613.9393
12/31/2014  13.93914.4329
12/31/2015  14.43213.9335
2.90%
12/31/2009  N/A10.0381
12/31/2010  10.03811.0591
12/31/2011  11.05910.7458
12/31/2012  10.74511.8277
12/31/2013  11.82713.91019
12/31/2014  13.91014.39456
12/31/2015  14.39413.88927
2.95%
12/31/2013  N/A13.8818
12/31/2014  13.88114.3578
12/31/2015  14.35713.8467

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2009  N/A10.0364
12/31/2010  10.03611.0466
12/31/2011  11.04610.7227
12/31/2012  10.72211.7897
12/31/2013  11.78913.85210
12/31/2014  13.85214.32015
12/31/2015  14.32013.8046
3.05%
12/31/2009  N/A10.0350
12/31/2010  10.03511.0390
12/31/2011  11.03910.7105
12/31/2012  10.71011.7714
12/31/2013  11.77113.82313
12/31/2014  13.82314.28325
12/31/2015  14.28313.7610
3.10%
12/31/2013  N/A13.7942
12/31/2014  13.79414.24622
12/31/2015  14.24613.71824
3.15%
12/31/2009  N/A10.0330
12/31/2010  10.03311.0260
12/31/2011  11.02610.6861
12/31/2012  10.68611.7331
12/31/2013  11.73313.7652
12/31/2014  13.76514.20910
12/31/2015  14.20913.6768
3.20%
12/31/2013  N/A15.9700
12/31/2014  15.97016.4770
12/31/2015  16.47715.8510
3.25%
12/31/2013  N/A15.9343
12/31/2014  15.93416.4313
12/31/2015  16.43115.7993
3.30%
12/31/2009  N/A10.0300
12/31/2010  10.03011.0070
12/31/2011  11.00710.6511
12/31/2012  10.65111.6771
12/31/2013  11.67713.6790
12/31/2014  13.67914.0983
12/31/2015  14.09813.5494
3.40%
12/31/2013  N/A15.8270
12/31/2014  15.82716.2962
12/31/2015  16.29615.6467
3.45%
12/31/2013  N/A15.7920
12/31/2014  15.79216.2520
12/31/2015  16.25215.5950
3.55%
12/31/2013  N/A15.7213
12/31/2014  15.72116.1627
12/31/2015  16.16215.4940
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Enhanced Bond Index Fund
1.65%
12/31/2014  N/A11.1352
12/31/2015  11.13510.9794
1.70%
12/31/2014  N/A11.1050
12/31/2015  11.10510.9432
1.75%
12/31/2014  N/A11.0740
12/31/2015  11.07410.9080
1.90%
12/31/2014  N/A10.9840
12/31/2015  10.98410.8020
1.95%
12/31/2014  N/A10.9540
12/31/2015  10.95410.7670
2.05%
12/31/2014  N/A10.8940
12/31/2015  10.89410.6980
AZL Federated Clover Small Value Fund
1.65%
12/31/2007  N/A17.2821
12/31/2008  17.28211.2655
12/31/2009  11.26514.4735
12/31/2010  14.47318.0959
12/31/2011  18.09517.10212
12/31/2012  17.10219.23016
12/31/2013  19.23024.96729
12/31/2014  24.96726.40919
12/31/2015  26.40924.39214
1.70%
12/31/2007  N/A17.2421
12/31/2008  17.24211.2332
12/31/2009  11.23314.4253
12/31/2010  14.42518.0263
12/31/2011  18.02617.02818
12/31/2012  17.02819.13723
12/31/2013  19.13724.83430
12/31/2014  24.83426.25525
12/31/2015  26.25524.23816
1.75%
12/31/2009  N/A14.3650
12/31/2010  14.36517.9420
12/31/2011  17.94216.9410
12/31/2012  16.94119.0290
12/31/2013  19.02924.6820
12/31/2014  24.68226.0820
12/31/2015  26.08224.0660
1.80%
12/31/2008  N/A11.16929
12/31/2009  11.16914.32941
12/31/2010  14.32917.88840
12/31/2011  17.88816.88138
12/31/2012  16.88118.95232
12/31/2013  18.95224.57034
12/31/2014  24.57025.95023
12/31/2015  25.95023.93317

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A17.0810
12/31/2008  17.08111.1063
12/31/2009  11.10614.2337
12/31/2010  14.23317.75112
12/31/2011  17.75116.73516
12/31/2012  16.73518.77040
12/31/2013  18.77024.30946
12/31/2014  24.30925.64916
12/31/2015  25.64923.63114
1.95%
12/31/2007  N/A17.0420
12/31/2008  17.04211.0752
12/31/2009  11.07514.18616
12/31/2010  14.18617.68315
12/31/2011  17.68316.66224
12/31/2012  16.66218.67925
12/31/2013  18.67924.18035
12/31/2014  24.18025.50029
12/31/2015  25.50023.48218
2.05%
12/31/2008  N/A11.0121
12/31/2009  11.01214.0913
12/31/2010  14.09117.5482
12/31/2011  17.54816.5192
12/31/2012  16.51918.4992
12/31/2013  18.49923.9235
12/31/2014  23.92325.2043
12/31/2015  25.20423.1862
2.10%
12/31/2007  N/A16.9230
12/31/2008  16.92310.98117
12/31/2009  10.98114.04428
12/31/2010  14.04417.48025
12/31/2011  17.48016.44725
12/31/2012  16.44718.41024
12/31/2013  18.41023.79526
12/31/2014  23.79525.05714
12/31/2015  25.05723.03912
2.15%
12/31/2008  N/A10.9500
12/31/2009  10.95013.9981
12/31/2010  13.99817.4131
12/31/2011  17.41316.3761
12/31/2012  16.37618.3210
12/31/2013  18.32123.6681
12/31/2014  23.66824.9110
12/31/2015  24.91122.8940
2.20%
12/31/2008  N/A10.7750
12/31/2009  10.77513.7683
12/31/2010  13.76817.1192
12/31/2011  17.11916.0912
12/31/2012  16.09117.9942
12/31/2013  17.99423.2348
12/31/2014  23.23424.4414
12/31/2015  24.44122.4513
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A16.8040
12/31/2008  16.80410.8886
12/31/2009  10.88813.9048
12/31/2010  13.90417.2808
12/31/2011  17.28016.2348
12/31/2012  16.23418.1448
12/31/2013  18.14423.41710
12/31/2014  23.41724.6227
12/31/2015  24.62222.6056
2.30%
12/31/2008  N/A10.8577
12/31/2009  10.85713.8585
12/31/2010  13.85817.2144
12/31/2011  17.21416.1644
12/31/2012  16.16418.0571
12/31/2013  18.05723.2921
12/31/2014  23.29224.4781
12/31/2015  24.47822.4621
2.35%
12/31/2007  N/A16.7260
12/31/2008  16.72610.8264
12/31/2009  10.82613.8125
12/31/2010  13.81217.1484
12/31/2011  17.14816.0944
12/31/2012  16.09417.9704
12/31/2013  17.97023.1689
12/31/2014  23.16824.3365
12/31/2015  24.33622.3213
2.40%
12/31/2007  N/A16.6870
12/31/2008  16.68710.7955
12/31/2009  10.79513.7666
12/31/2010  13.76617.0825
12/31/2011  17.08216.0255
12/31/2012  16.02517.8834
12/31/2013  17.88323.0454
12/31/2014  23.04524.1941
12/31/2015  24.19422.1791
2.45%
12/31/2008  N/A10.7653
12/31/2009  10.76513.7209
12/31/2010  13.72017.0178
12/31/2011  17.01715.9556
12/31/2012  15.95517.7976
12/31/2013  17.79722.9223
12/31/2014  22.92224.0532
12/31/2015  24.05322.0392
2.50%
12/31/2007  N/A16.6090
12/31/2008  16.60910.7342
12/31/2009  10.73413.6742
12/31/2010  13.67416.9523
12/31/2011  16.95215.8863
12/31/2012  15.88617.7113
12/31/2013  17.71122.8003
12/31/2014  22.80023.9131
12/31/2015  23.91321.9001

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A16.5700
12/31/2008  16.57010.7041
12/31/2009  10.70413.6291
12/31/2010  13.62916.8871
12/31/2011  16.88715.8171
12/31/2012  15.81717.6251
12/31/2013  17.62522.6791
12/31/2014  22.67923.7741
12/31/2015  23.77421.7620
2.60%
12/31/2007  N/A16.5320
12/31/2008  16.53210.67312
12/31/2009  10.67313.5834
12/31/2010  13.58316.8224
12/31/2011  16.82215.7494
12/31/2012  15.74917.5404
12/31/2013  17.54022.5588
12/31/2014  22.55823.63516
12/31/2015  23.63521.62415
2.65%
12/31/2007  N/A16.4930
12/31/2008  16.49310.6433
12/31/2009  10.64313.5385
12/31/2010  13.53816.7585
12/31/2011  16.75815.6815
12/31/2012  15.68117.4555
12/31/2013  17.45522.4384
12/31/2014  22.43823.4981
12/31/2015  23.49821.4871
2.70%
12/31/2008  N/A10.6130
12/31/2009  10.61313.4931
12/31/2010  13.49316.6930
12/31/2011  16.69315.6130
12/31/2012  15.61317.3710
12/31/2013  17.37122.3180
12/31/2014  22.31823.3610
12/31/2015  23.36121.3520
2.75%
12/31/2007  N/A16.4160
12/31/2008  16.41610.5830
12/31/2009  10.58313.4481
12/31/2010  13.44816.6291
12/31/2011  16.62915.5451
12/31/2012  15.54517.2871
12/31/2013  17.28722.1995
12/31/2014  22.19923.2256
12/31/2015  23.22521.2175
2.80%
12/31/2007  N/A16.3780
12/31/2008  16.37810.5531
12/31/2009  10.55313.4032
12/31/2010  13.40316.5662
12/31/2011  16.56615.4781
12/31/2012  15.47817.2041
12/31/2013  17.20422.0811
12/31/2014  22.08123.0900
12/31/2015  23.09021.0820
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A10.5230
12/31/2009  10.52313.3582
12/31/2010  13.35816.5020
12/31/2011  16.50215.4110
12/31/2012  15.41117.1210
12/31/2013  17.12121.9636
12/31/2014  21.96322.9554
12/31/2015  22.95520.9493
2.90%
12/31/2007  N/A16.0880
12/31/2008  16.08810.3563
12/31/2009  10.35613.1393
12/31/2010  13.13916.2244
12/31/2011  16.22415.1434
12/31/2012  15.14316.8153
12/31/2013  16.81521.5605
12/31/2014  21.56022.5225
12/31/2015  22.52220.5444
2.95%
12/31/2013  N/A21.7300
12/31/2014  21.73022.6880
12/31/2015  22.68820.6850
3.00%
12/31/2008  N/A10.4341
12/31/2009  10.43413.2251
12/31/2010  13.22516.3131
12/31/2011  16.31315.2121
12/31/2012  15.21216.8741
12/31/2013  16.87421.6142
12/31/2014  21.61422.5562
12/31/2015  22.55620.5542
3.05%
12/31/2007  N/A15.9750
12/31/2008  15.97510.2681
12/31/2009  10.26813.0080
12/31/2010  13.00816.0383
12/31/2011  16.03814.9473
12/31/2012  14.94716.5723
12/31/2013  16.57221.2171
12/31/2014  21.21722.1311
12/31/2015  22.13120.1571
3.10%
12/31/2013  N/A21.3851
12/31/2014  21.38522.2941
12/31/2015  22.29420.2951
3.15%
12/31/2008  N/A10.3450
12/31/2009  10.34513.0930
12/31/2010  13.09316.1270
12/31/2011  16.12715.0150
12/31/2012  15.01516.6300
12/31/2013  16.63021.2710
12/31/2014  21.27122.1653
12/31/2015  22.16520.1673

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A22.2380
12/31/2014  22.23823.1610
12/31/2015  23.16121.0630
3.25%
12/31/2013  N/A22.1200
12/31/2014  22.12023.0261
12/31/2015  23.02620.9301
3.30%
12/31/2009  N/A12.9630
12/31/2010  12.96315.9420
12/31/2011  15.94214.8210
12/31/2012  14.82116.3910
12/31/2013  16.39120.9330
12/31/2014  20.93321.7801
12/31/2015  21.78019.7871
3.40%
12/31/2013  N/A21.7680
12/31/2014  21.76822.6260
12/31/2015  22.62620.5350
3.45%
12/31/2013  N/A21.6520
12/31/2014  21.65222.4940
12/31/2015  22.49420.4050
3.55%
12/31/2013  N/A21.4212
12/31/2014  21.42122.2322
12/31/2015  22.23220.1482
AZL Franklin Templeton Founding Strategy Plus Fund
1.65%
12/31/2009  N/A10.2133
12/31/2010  10.21311.052211
12/31/2011  11.05210.673444
12/31/2012  10.67312.049467
12/31/2013  12.04913.999483
12/31/2014  13.99914.064508
12/31/2015  14.06413.079470
1.70%
12/31/2009  N/A10.21222
12/31/2010  10.21211.046135
12/31/2011  11.04610.661302
12/31/2012  10.66112.029320
12/31/2013  12.02913.970384
12/31/2014  13.97014.028379
12/31/2015  14.02813.038485
1.75%
12/31/2009  N/A10.2110
12/31/2010  10.21111.0396
12/31/2011  11.03910.64914
12/31/2012  10.64912.01015
12/31/2013  12.01013.94013
12/31/2014  13.94013.99210
12/31/2015  13.99212.9987
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2009  N/A10.2100
12/31/2010  10.21011.0334
12/31/2011  11.03310.63817
12/31/2012  10.63811.9916
12/31/2013  11.99113.9116
12/31/2014  13.91113.9550
12/31/2015  13.95512.9581
1.90%
12/31/2009  N/A10.2080
12/31/2010  10.20811.02068
12/31/2011  11.02010.614161
12/31/2012  10.61411.953112
12/31/2013  11.95313.853157
12/31/2014  13.85313.883110
12/31/2015  13.88312.878376
1.95%
12/31/2009  N/A10.2079
12/31/2010  10.20711.01337
12/31/2011  11.01310.603131
12/31/2012  10.60311.934152
12/31/2013  11.93413.824193
12/31/2014  13.82413.847208
12/31/2015  13.84712.838215
2.05%
12/31/2009  N/A10.2050
12/31/2010  10.20511.0008
12/31/2011  11.00010.58013
12/31/2012  10.58011.89616
12/31/2013  11.89613.76618
12/31/2014  13.76613.77518
12/31/2015  13.77512.75818
2.10%
12/31/2009  N/A10.2040
12/31/2010  10.20410.9935
12/31/2011  10.99310.5689
12/31/2012  10.56811.8773
12/31/2013  11.87713.7373
12/31/2014  13.73713.7393
12/31/2015  13.73912.7197
2.15%
12/31/2009  N/A10.2030
12/31/2010  10.20310.9870
12/31/2011  10.98710.5560
12/31/2012  10.55611.8580
12/31/2013  11.85813.7080
12/31/2014  13.70813.7040
12/31/2015  13.70412.6800
2.20%
12/31/2009  N/A10.2020
12/31/2010  10.20210.9800
12/31/2011  10.98010.5458
12/31/2012  10.54511.8398
12/31/2013  11.83913.6806
12/31/2014  13.68013.6687
12/31/2015  13.66812.6407

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2009  N/A10.2010
12/31/2010  10.20110.9742
12/31/2011  10.97410.5334
12/31/2012  10.53311.8203
12/31/2013  11.82013.6514
12/31/2014  13.65113.6334
12/31/2015  13.63312.6010
2.30%
12/31/2009  N/A10.2000
12/31/2010  10.20010.9670
12/31/2011  10.96710.5220
12/31/2012  10.52211.8010
12/31/2013  11.80113.6220
12/31/2014  13.62213.5970
12/31/2015  13.59712.5620
2.35%
12/31/2009  N/A10.1990
12/31/2010  10.19910.9612
12/31/2011  10.96110.5102
12/31/2012  10.51011.7823
12/31/2013  11.78213.5949
12/31/2014  13.59413.56214
12/31/2015  13.56212.5238
2.40%
12/31/2009  N/A10.1980
12/31/2010  10.19810.9541
12/31/2011  10.95410.4990
12/31/2012  10.49911.7630
12/31/2013  11.76313.56510
12/31/2014  13.56513.52712
12/31/2015  13.52712.4857
2.45%
12/31/2009  N/A10.1970
12/31/2010  10.19710.9480
12/31/2011  10.94810.4871
12/31/2012  10.48711.7451
12/31/2013  11.74513.5371
12/31/2014  13.53713.4921
12/31/2015  13.49212.4461
2.50%
12/31/2009  N/A10.1960
12/31/2010  10.19610.9410
12/31/2011  10.94110.4760
12/31/2012  10.47611.7260
12/31/2013  11.72613.50914
12/31/2014  13.50913.45719
12/31/2015  13.45712.40824
2.55%
12/31/2009  N/A10.1950
12/31/2010  10.19510.9350
12/31/2011  10.93510.4641
12/31/2012  10.46411.7071
12/31/2013  11.70713.4802
12/31/2014  13.48013.4221
12/31/2015  13.42212.3692
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2009  N/A10.1940
12/31/2010  10.19410.92825
12/31/2011  10.92810.45362
12/31/2012  10.45311.6881
12/31/2013  11.68813.45212
12/31/2014  13.45213.3878
12/31/2015  13.38712.3318
2.65%
12/31/2009  N/A10.1930
12/31/2010  10.19310.9221
12/31/2011  10.92210.4426
12/31/2012  10.44211.6707
12/31/2013  11.67013.42417
12/31/2014  13.42413.3526
12/31/2015  13.35212.2937
2.70%
12/31/2009  N/A10.1920
12/31/2010  10.19210.9150
12/31/2011  10.91510.4300
12/31/2012  10.43011.6510
12/31/2013  11.65113.3960
12/31/2014  13.39613.31810
12/31/2015  13.31812.2550
2.75%
12/31/2009  N/A10.1910
12/31/2010  10.19110.9090
12/31/2011  10.90910.4195
12/31/2012  10.41911.6320
12/31/2013  11.63213.36845
12/31/2014  13.36813.28351
12/31/2015  13.28312.21742
2.80%
12/31/2009  N/A10.1900
12/31/2010  10.19010.9020
12/31/2011  10.90210.4073
12/31/2012  10.40711.6143
12/31/2013  11.61413.3404
12/31/2014  13.34013.2499
12/31/2015  13.24912.1799
2.85%
12/31/2009  N/A10.1890
12/31/2010  10.18910.8963
12/31/2011  10.89610.39613
12/31/2012  10.39611.59516
12/31/2013  11.59513.31225
12/31/2014  13.31213.21418
12/31/2015  13.21412.14114
2.90%
12/31/2009  N/A10.1890
12/31/2010  10.18910.88911
12/31/2011  10.88910.38512
12/31/2012  10.38511.57711
12/31/2013  11.57713.28424
12/31/2014  13.28413.18040
12/31/2015  13.18012.10450

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A13.2560
12/31/2014  13.25613.1460
12/31/2015  13.14612.0660
3.00%
12/31/2009  N/A10.1870
12/31/2010  10.18710.8762
12/31/2011  10.87610.3625
12/31/2012  10.36211.5405
12/31/2013  11.54013.22810
12/31/2014  13.22813.11214
12/31/2015  13.11212.02923
3.05%
12/31/2009  N/A10.1860
12/31/2010  10.18610.8700
12/31/2011  10.87010.3500
12/31/2012  10.35011.5220
12/31/2013  11.52213.2018
12/31/2014  13.20113.07812
12/31/2015  13.07811.99225
3.10%
12/31/2013  N/A13.1730
12/31/2014  13.17313.0441
12/31/2015  13.04411.9551
3.15%
12/31/2009  N/A10.1840
12/31/2010  10.18410.8570
12/31/2011  10.85710.3280
12/31/2012  10.32811.4850
12/31/2013  11.48513.1458
12/31/2014  13.14513.0108
12/31/2015  13.01011.9183
3.20%
12/31/2013  N/A20.4220
12/31/2014  20.42220.2020
12/31/2015  20.20218.4960
3.25%
12/31/2013  N/A20.2470
12/31/2014  20.24720.0190
12/31/2015  20.01918.3200
3.30%
12/31/2009  N/A10.1810
12/31/2010  10.18110.8370
12/31/2011  10.83710.2940
12/31/2012  10.29411.4300
12/31/2013  11.43013.0630
12/31/2014  13.06312.9093
12/31/2015  12.90911.8083
3.40%
12/31/2013  N/A19.7321
12/31/2014  19.73219.4801
12/31/2015  19.48017.8002
3.45%
12/31/2013  N/A19.5630
12/31/2014  19.56319.3040
12/31/2015  19.30417.6310
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.55%
12/31/2013  N/A19.2302
12/31/2014  19.23018.9566
12/31/2015  18.95617.29613
AZL Gateway Fund
1.65%
12/31/2010  N/A10.3254
12/31/2011  10.32510.46715
12/31/2012  10.46710.72217
12/31/2013  10.72211.43723
12/31/2014  11.43711.59777
12/31/2015  11.59711.63365
1.70%
12/31/2010  N/A10.3233
12/31/2011  10.32310.46024
12/31/2012  10.46010.71036
12/31/2013  10.71011.41860
12/31/2014  11.41811.57357
12/31/2015  11.57311.60236
1.75%
12/31/2010  N/A10.3220
12/31/2011  10.32210.4547
12/31/2012  10.45410.6989
12/31/2013  10.69811.3999
12/31/2014  11.39911.5489
12/31/2015  11.54811.5728
1.80%
12/31/2010  N/A10.3200
12/31/2011  10.32010.4470
12/31/2012  10.44710.6850
12/31/2013  10.68511.3810
12/31/2014  11.38111.5236
12/31/2015  11.52311.5410
1.90%
12/31/2010  N/A10.3170
12/31/2011  10.31710.43324
12/31/2012  10.43310.66113
12/31/2013  10.66111.34321
12/31/2014  11.34311.47422
12/31/2015  11.47411.48016
1.95%
12/31/2010  N/A10.3161
12/31/2011  10.31610.42740
12/31/2012  10.42710.64922
12/31/2013  10.64911.32528
12/31/2014  11.32511.44929
12/31/2015  11.44911.45027
2.05%
12/31/2010  N/A10.3130
12/31/2011  10.31310.4130
12/31/2012  10.41310.6248
12/31/2013  10.62411.28710
12/31/2014  11.28711.4008
12/31/2015  11.40011.3898

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2010  N/A10.3110
12/31/2011  10.31110.4070
12/31/2012  10.40710.6120
12/31/2013  10.61211.2690
12/31/2014  11.26911.3761
12/31/2015  11.37611.3590
2.15%
12/31/2010  N/A10.3100
12/31/2011  10.31010.4000
12/31/2012  10.40010.6000
12/31/2013  10.60011.2500
12/31/2014  11.25011.3510
12/31/2015  11.35111.3290
2.20%
12/31/2010  N/A10.3080
12/31/2011  10.30810.3930
12/31/2012  10.39310.5880
12/31/2013  10.58811.2320
12/31/2014  11.23211.3270
12/31/2015  11.32711.2990
2.25%
12/31/2010  N/A10.3070
12/31/2011  10.30710.3860
12/31/2012  10.38610.5763
12/31/2013  10.57611.2130
12/31/2014  11.21311.3020
12/31/2015  11.30211.2690
2.30%
12/31/2010  N/A10.3050
12/31/2011  10.30510.3800
12/31/2012  10.38010.5640
12/31/2013  10.56411.1950
12/31/2014  11.19511.2780
12/31/2015  11.27811.2400
2.35%
12/31/2010  N/A10.3040
12/31/2011  10.30410.3730
12/31/2012  10.37310.5510
12/31/2013  10.55111.1761
12/31/2014  11.17611.2545
12/31/2015  11.25411.2104
2.40%
12/31/2010  N/A10.3020
12/31/2011  10.30210.3660
12/31/2012  10.36610.5390
12/31/2013  10.53911.1580
12/31/2014  11.15811.2300
12/31/2015  11.23011.1800
2.45%
12/31/2010  N/A10.3010
12/31/2011  10.30110.3600
12/31/2012  10.36010.5270
12/31/2013  10.52711.1400
12/31/2014  11.14011.2060
12/31/2015  11.20611.1510
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2010  N/A10.2990
12/31/2011  10.29910.3530
12/31/2012  10.35310.5150
12/31/2013  10.51511.1210
12/31/2014  11.12111.1820
12/31/2015  11.18211.1210
2.55%
12/31/2010  N/A10.2980
12/31/2011  10.29810.3460
12/31/2012  10.34610.5030
12/31/2013  10.50311.1030
12/31/2014  11.10311.1580
12/31/2015  11.15811.0920
2.60%
12/31/2010  N/A10.2960
12/31/2011  10.29610.3409
12/31/2012  10.34010.4918
12/31/2013  10.49110.7887
12/31/2014  10.78810.83610
12/31/2015  10.83610.76711
2.65%
12/31/2010  N/A10.2950
12/31/2011  10.29510.3330
12/31/2012  10.33310.4794
12/31/2013  10.47911.0665
12/31/2014  11.06611.1105
12/31/2015  11.11011.0335
2.70%
12/31/2010  N/A10.2930
12/31/2011  10.29310.3260
12/31/2012  10.32610.4670
12/31/2013  10.46711.0480
12/31/2014  11.04811.0860
12/31/2015  11.08611.0040
2.75%
12/31/2010  N/A10.2920
12/31/2011  10.29210.3201
12/31/2012  10.32010.4551
12/31/2013  10.45510.7290
12/31/2014  10.72910.7600
12/31/2015  10.76010.6755
2.80%
12/31/2010  N/A10.2900
12/31/2011  10.29010.3130
12/31/2012  10.31310.4430
12/31/2013  10.44311.0123
12/31/2014  11.01211.0397
12/31/2015  11.03910.9467
2.85%
12/31/2010  N/A10.2890
12/31/2011  10.28910.3060
12/31/2012  10.30610.4310
12/31/2013  10.43110.6890
12/31/2014  10.68910.7100
12/31/2015  10.71010.6150

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2010  N/A10.2870
12/31/2011  10.28710.30010
12/31/2012  10.30010.4199
12/31/2013  10.41910.6709
12/31/2014  10.67010.68510
12/31/2015  10.68510.5859
2.95%
12/31/2013  N/A10.6500
12/31/2014  10.65010.6600
12/31/2015  10.66010.5550
3.00%
12/31/2010  N/A10.2840
12/31/2011  10.28410.2870
12/31/2012  10.28710.3950
12/31/2013  10.39510.6310
12/31/2014  10.63110.6350
12/31/2015  10.63510.5250
3.05%
12/31/2010  N/A10.2830
12/31/2011  10.28310.2800
12/31/2012  10.28010.3830
12/31/2013  10.38310.6110
12/31/2014  10.61110.6100
12/31/2015  10.61010.4950
3.10%
12/31/2013  N/A10.5920
12/31/2014  10.59210.5860
12/31/2015  10.58610.4650
3.15%
12/31/2010  N/A10.2800
12/31/2011  10.28010.2670
12/31/2012  10.26710.3600
12/31/2013  10.36010.5720
12/31/2014  10.57210.5610
12/31/2015  10.56110.4360
3.20%
12/31/2013  N/A10.5480
12/31/2014  10.54810.5320
12/31/2015  10.53210.4010
3.25%
12/31/2013  N/A10.5291
12/31/2014  10.52910.5071
12/31/2015  10.50710.3721
3.30%
12/31/2010  N/A10.2750
12/31/2011  10.27510.2470
12/31/2012  10.24710.3240
12/31/2013  10.32410.8320
12/31/2014  10.83210.8043
12/31/2015  10.80410.6603
3.40%
12/31/2013  N/A10.4700
12/31/2014  10.47010.4330
12/31/2015  10.43310.2840
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A10.4510
12/31/2014  10.45110.4090
12/31/2015  10.40910.2540
3.55%
12/31/2013  N/A10.4130
12/31/2014  10.41310.3600
12/31/2015  10.36010.1960
AZL Government Money Market Fund
1.65%
12/31/2007  N/A10.9070
12/31/2008  10.90710.99024
12/31/2009  10.99010.834128
12/31/2010  10.83410.657548
12/31/2011  10.65710.484541
12/31/2012  10.48410.311346
12/31/2013  10.31110.143290
12/31/2014  10.1439.977163
12/31/2015  9.9779.815199
1.70%
12/31/2007  N/A10.8640
12/31/2008  10.86410.94152
12/31/2009  10.94110.78048
12/31/2010  10.78010.599116
12/31/2011  10.59910.421345
12/31/2012  10.42110.245354
12/31/2013  10.24510.072158
12/31/2014  10.0729.90371
12/31/2015  9.9039.73766
1.75%
12/31/2009  N/A10.71811
12/31/2010  10.71810.53318
12/31/2011  10.53310.3510
12/31/2012  10.35110.17116
12/31/2013  10.1719.99441
12/31/2014  9.9949.82218
12/31/2015  9.8229.6522
1.80%
12/31/2008  N/A10.844119
12/31/2009  10.84410.674203
12/31/2010  10.67410.484134
12/31/2011  10.48410.298164
12/31/2012  10.29810.113246
12/31/2013  10.1139.933321
12/31/2014  9.9339.756172
12/31/2015  9.7569.58386
1.90%
12/31/2007  N/A10.31847
12/31/2008  10.31810.370125
12/31/2009  10.37010.197183
12/31/2010  10.19710.006352
12/31/2011  10.0069.819250
12/31/2012  9.8199.633239
12/31/2013  9.6339.452274
12/31/2014  9.4529.275276
12/31/2015  9.2759.101155

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A10.65112
12/31/2008  10.65110.70036
12/31/2009  10.70010.51653
12/31/2010  10.51610.31442
12/31/2011  10.31410.115419
12/31/2012  10.1159.919155
12/31/2013  9.9199.72841
12/31/2014  9.7289.54028
12/31/2015  9.5409.35753
2.05%
12/31/2008  N/A10.60527
12/31/2009  10.60510.41237
12/31/2010  10.41210.2023
12/31/2011  10.2029.9958
12/31/2012  9.9959.79110
12/31/2013  9.7919.59313
12/31/2014  9.5939.39911
12/31/2015  9.3999.20930
2.10%
12/31/2007  N/A10.5250
12/31/2008  10.52510.557146
12/31/2009  10.55710.361160
12/31/2010  10.36110.146114
12/31/2011  10.1469.93651
12/31/2012  9.9369.72825
12/31/2013  9.7289.52673
12/31/2014  9.5269.32941
12/31/2015  9.3299.13617
2.15%
12/31/2008  N/A10.5108
12/31/2009  10.51010.3090
12/31/2010  10.30910.09124
12/31/2011  10.0919.87738
12/31/2012  9.8779.66639
12/31/2013  9.6669.46022
12/31/2014  9.4609.26044
12/31/2015  9.2609.06337
2.20%
12/31/2008  N/A10.12642
12/31/2009  10.1269.92741
12/31/2010  9.9279.71261
12/31/2011  9.7129.50169
12/31/2012  9.5019.29362
12/31/2013  9.2939.09140
12/31/2014  9.0918.89439
12/31/2015  8.8948.70159
2.25%
12/31/2007  N/A10.4010
12/31/2008  10.40110.41711
12/31/2009  10.41710.20863
12/31/2010  10.2089.98193
12/31/2011  9.9819.76068
12/31/2012  9.7609.54257
12/31/2013  9.5429.32935
12/31/2014  9.3299.12320
12/31/2015  9.1238.92017
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A10.0461
12/31/2009  10.0469.83920
12/31/2010  9.8399.61611
12/31/2011  9.6169.3988
12/31/2012  9.3989.1838
12/31/2013  9.1838.9747
12/31/2014  8.9748.7717
12/31/2015  8.7718.5723
2.35%
12/31/2007  N/A10.3180
12/31/2008  10.31810.325141
12/31/2009  10.32510.10760
12/31/2010  10.1079.873105
12/31/2011  9.8739.64484
12/31/2012  9.6449.41955
12/31/2013  9.4199.20038
12/31/2014  9.2008.98727
12/31/2015  8.9878.77922
2.40%
12/31/2007  N/A10.2780
12/31/2008  10.27810.27995
12/31/2009  10.27910.05723
12/31/2010  10.0579.81932
12/31/2011  9.8199.58740
12/31/2012  9.5879.35834
12/31/2013  9.3589.13724
12/31/2014  9.1378.92117
12/31/2015  8.9218.71017
2.45%
12/31/2008  N/A10.23354
12/31/2009  10.23310.00731
12/31/2010  10.0079.7654
12/31/2011  9.7659.5300
12/31/2012  9.5309.29821
12/31/2013  9.2989.0730
12/31/2014  9.0738.8540
12/31/2015  8.8548.6400
2.50%
12/31/2007  N/A10.1970
12/31/2008  10.19710.18789
12/31/2009  10.1879.95735
12/31/2010  9.9579.71244
12/31/2011  9.7129.47337
12/31/2012  9.4739.23824
12/31/2013  9.2389.01018
12/31/2014  9.0108.78818
12/31/2015  8.7888.57217
2.55%
12/31/2007  N/A10.1560
12/31/2008  10.15610.14217
12/31/2009  10.1429.9084
12/31/2010  9.9089.6592
12/31/2011  9.6599.4175
12/31/2012  9.4179.1794
12/31/2013  9.1798.9485
12/31/2014  8.9488.7232
12/31/2015  8.7238.5041

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A9.8280
12/31/2008  9.8289.809114
12/31/2009  9.8099.578188
12/31/2010  9.5789.333144
12/31/2011  9.3339.094118
12/31/2012  9.0948.859236
12/31/2013  8.8598.632197
12/31/2014  8.6328.41140
12/31/2015  8.4118.19666
2.65%
12/31/2007  N/A10.0760
12/31/2008  10.07610.052120
12/31/2009  10.0529.810100
12/31/2010  9.8109.55486
12/31/2011  9.5549.30597
12/31/2012  9.3059.06161
12/31/2013  9.0618.82453
12/31/2014  8.8248.59463
12/31/2015  8.5948.37060
2.70%
12/31/2008  N/A10.00756
12/31/2009  10.0079.7623
12/31/2010  9.7629.50215
12/31/2011  9.5029.2500
12/31/2012  9.2509.0020
12/31/2013  9.0028.7630
12/31/2014  8.7638.5300
12/31/2015  8.5308.30353
2.75%
12/31/2007  N/A9.7260
12/31/2008  9.7269.69271
12/31/2009  9.6929.45049
12/31/2010  9.4509.19414
12/31/2011  9.1948.94619
12/31/2012  8.9468.70235
12/31/2013  8.7028.46632
12/31/2014  8.4668.23732
12/31/2015  8.2378.01432
2.80%
12/31/2007  N/A9.9570
12/31/2008  9.9579.9185
12/31/2009  9.9189.6655
12/31/2010  9.6659.39912
12/31/2011  9.3999.14013
12/31/2012  9.1408.8878
12/31/2013  8.8878.64111
12/31/2014  8.6418.40321
12/31/2015  8.4038.17233
2.85%
12/31/2008  N/A9.8749
12/31/2009  9.8749.61713
12/31/2010  9.6179.3485
12/31/2011  9.3489.0865
12/31/2012  9.0868.8293
12/31/2013  8.8298.58113
12/31/2014  8.5818.3415
12/31/2015  8.3418.1076
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A9.6250
12/31/2008  9.6259.57728
12/31/2009  9.5779.32422
12/31/2010  9.3249.05821
12/31/2011  9.0588.80027
12/31/2012  8.8008.54734
12/31/2013  8.5478.30331
12/31/2014  8.3038.06630
12/31/2015  8.0667.83625
2.95%
12/31/2013  N/A8.4630
12/31/2014  8.4638.2170
12/31/2015  8.2177.9790
3.00%
12/31/2008  N/A9.7437
12/31/2009  9.7439.4753
12/31/2010  9.4759.1962
12/31/2011  9.1968.9256
12/31/2012  8.9258.6604
12/31/2013  8.6608.4040
12/31/2014  8.4048.1561
12/31/2015  8.1567.9161
3.05%
12/31/2007  N/A9.5250
12/31/2008  9.5259.464197
12/31/2009  9.4649.20085
12/31/2010  9.2008.9248
12/31/2011  8.9248.65721
12/31/2012  8.6578.39515
12/31/2013  8.3958.14313
12/31/2014  8.1437.8999
12/31/2015  7.8997.6628
3.10%
12/31/2013  N/A8.28816
12/31/2014  8.2888.03543
12/31/2015  8.0357.79117
3.15%
12/31/2008  N/A9.61311
12/31/2009  9.6139.3353
12/31/2010  9.3359.0460
12/31/2011  9.0468.7672
12/31/2012  8.7678.4941
12/31/2013  8.4948.2300
12/31/2014  8.2307.9760
12/31/2015  7.9767.7290
3.20%
12/31/2013  N/A8.1630
12/31/2014  8.1637.9070
12/31/2015  7.9077.6580
3.25%
12/31/2013  N/A8.1061
12/31/2014  8.1067.8481
12/31/2015  7.8487.5971

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A8.9960
12/31/2010  8.9968.7050
12/31/2011  8.7058.4234
12/31/2012  8.4238.1482
12/31/2013  8.1487.8841
12/31/2014  7.8847.6280
12/31/2015  7.6287.3810
3.40%
12/31/2013  N/A7.9390
12/31/2014  7.9397.6740
12/31/2015  7.6747.4180
3.45%
12/31/2013  N/A7.8830
12/31/2014  7.8837.6170
12/31/2015  7.6177.3590
3.55%
12/31/2013  N/A7.7740
12/31/2014  7.7747.5040
12/31/2015  7.5047.2420
AZL International Index Fund
1.65%
12/31/2009  N/A9.7561
12/31/2010  9.75610.2798
12/31/2011  10.2798.82011
12/31/2012  8.82010.23936
12/31/2013  10.23912.22236
12/31/2014  12.22211.27937
12/31/2015  11.27910.94131
1.70%
12/31/2009  N/A9.7554
12/31/2010  9.75510.2735
12/31/2011  10.2738.81013
12/31/2012  8.81010.22320
12/31/2013  10.22312.19725
12/31/2014  12.19711.25022
12/31/2015  11.25010.90720
1.75%
12/31/2009  N/A9.7540
12/31/2010  9.75410.2670
12/31/2011  10.2678.8000
12/31/2012  8.80010.2060
12/31/2013  10.20612.1710
12/31/2014  12.17111.2210
12/31/2015  11.22110.8730
1.80%
12/31/2009  N/A9.75313
12/31/2010  9.75310.26114
12/31/2011  10.2618.79122
12/31/2012  8.79110.19020
12/31/2013  10.19012.14620
12/31/2014  12.14611.19118
12/31/2015  11.19110.83915
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2009  N/A9.7511
12/31/2010  9.75110.2492
12/31/2011  10.2498.77120
12/31/2012  8.77110.15810
12/31/2013  10.15812.09516
12/31/2014  12.09511.13315
12/31/2015  11.13310.77224
1.95%
12/31/2009  N/A9.7505
12/31/2010  9.75010.2437
12/31/2011  10.2438.76210
12/31/2012  8.76210.1419
12/31/2013  10.14112.0707
12/31/2014  12.07011.1056
12/31/2015  11.10510.7397
2.05%
12/31/2009  N/A9.7480
12/31/2010  9.74810.2300
12/31/2011  10.2308.7430
12/31/2012  8.74310.1090
12/31/2013  10.10912.0190
12/31/2014  12.01911.0470
12/31/2015  11.04710.6730
2.10%
12/31/2009  N/A9.74735
12/31/2010  9.74710.22453
12/31/2011  10.2248.73349
12/31/2012  8.73310.09342
12/31/2013  10.09311.99439
12/31/2014  11.99411.01834
12/31/2015  11.01810.64029
2.15%
12/31/2009  N/A9.7463
12/31/2010  9.74610.2183
12/31/2011  10.2188.7244
12/31/2012  8.72410.0774
12/31/2013  10.07711.9693
12/31/2014  11.96910.9903
12/31/2015  10.99010.6072
2.20%
12/31/2009  N/A9.7462
12/31/2010  9.74610.2122
12/31/2011  10.2128.7143
12/31/2012  8.71410.0613
12/31/2013  10.06111.9440
12/31/2014  11.94410.9610
12/31/2015  10.96110.5740
2.25%
12/31/2009  N/A9.7456
12/31/2010  9.74510.2066
12/31/2011  10.2068.7055
12/31/2012  8.70510.0454
12/31/2013  10.04511.9194
12/31/2014  11.91910.9333
12/31/2015  10.93310.5413

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2009  N/A9.7448
12/31/2010  9.74410.2007
12/31/2011  10.2008.6956
12/31/2012  8.69510.0290
12/31/2013  10.02911.8940
12/31/2014  11.89410.9040
12/31/2015  10.90410.5090
2.35%
12/31/2009  N/A9.74320
12/31/2010  9.74310.19420
12/31/2011  10.1948.68620
12/31/2012  8.68610.01321
12/31/2013  10.01311.86918
12/31/2014  11.86910.87617
12/31/2015  10.87610.47615
2.40%
12/31/2009  N/A9.7424
12/31/2010  9.74210.1887
12/31/2011  10.1888.6767
12/31/2012  8.6769.9975
12/31/2013  9.99711.8444
12/31/2014  11.84410.8484
12/31/2015  10.84810.4444
2.45%
12/31/2009  N/A9.7411
12/31/2010  9.74110.1821
12/31/2011  10.1828.6671
12/31/2012  8.6679.9810
12/31/2013  9.98111.8190
12/31/2014  11.81910.8200
12/31/2015  10.82010.4120
2.50%
12/31/2009  N/A9.7401
12/31/2010  9.74010.1761
12/31/2011  10.1768.6571
12/31/2012  8.6579.9651
12/31/2013  9.96511.7941
12/31/2014  11.79410.7921
12/31/2015  10.79210.3791
2.55%
12/31/2009  N/A9.7390
12/31/2010  9.73910.1700
12/31/2011  10.1708.6480
12/31/2012  8.6489.9493
12/31/2013  9.94911.7702
12/31/2014  11.77010.7640
12/31/2015  10.76410.3470
2.60%
12/31/2009  N/A9.7387
12/31/2010  9.73810.1636
12/31/2011  10.1638.6386
12/31/2012  8.6389.9336
12/31/2013  9.93311.7453
12/31/2014  11.74510.73621
12/31/2015  10.73610.31520
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2009  N/A9.7370
12/31/2010  9.73710.1570
12/31/2011  10.1578.6290
12/31/2012  8.6299.9170
12/31/2013  9.91711.7200
12/31/2014  11.72010.7080
12/31/2015  10.70810.2830
2.70%
12/31/2009  N/A9.7360
12/31/2010  9.73610.1510
12/31/2011  10.1518.6190
12/31/2012  8.6199.9010
12/31/2013  9.90111.6960
12/31/2014  11.69610.6800
12/31/2015  10.68010.2520
2.75%
12/31/2009  N/A9.7353
12/31/2010  9.73510.1453
12/31/2011  10.1458.6104
12/31/2012  8.6109.8854
12/31/2013  9.88511.6712
12/31/2014  11.67110.6531
12/31/2015  10.65310.2201
2.80%
12/31/2009  N/A9.7342
12/31/2010  9.73410.1392
12/31/2011  10.1398.6002
12/31/2012  8.6009.8701
12/31/2013  9.87011.6471
12/31/2014  11.64710.6251
12/31/2015  10.62510.1881
2.85%
12/31/2009  N/A9.7334
12/31/2010  9.73310.1335
12/31/2011  10.1338.5915
12/31/2012  8.5919.8545
12/31/2013  9.85411.6225
12/31/2014  11.62210.5970
12/31/2015  10.59710.1570
2.90%
12/31/2009  N/A9.73231
12/31/2010  9.73210.12731
12/31/2011  10.1278.58234
12/31/2012  8.5829.83833
12/31/2013  9.83811.59840
12/31/2014  11.59810.57020
12/31/2015  10.57010.12519
2.95%
12/31/2013  N/A11.5740
12/31/2014  11.57410.5420
12/31/2015  10.54210.0940

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2009  N/A9.7310
12/31/2010  9.73110.1150
12/31/2011  10.1158.5630
12/31/2012  8.5639.8070
12/31/2013  9.80711.5500
12/31/2014  11.55010.5151
12/31/2015  10.51510.0631
3.05%
12/31/2009  N/A9.7300
12/31/2010  9.73010.1090
12/31/2011  10.1098.5530
12/31/2012  8.5539.7910
12/31/2013  9.79111.5250
12/31/2014  11.52510.4883
12/31/2015  10.48810.0323
3.10%
12/31/2013  N/A11.5012
12/31/2014  11.50110.4614
12/31/2015  10.46110.0014
3.15%
12/31/2009  N/A9.7280
12/31/2010  9.72810.0970
12/31/2011  10.0978.5350
12/31/2012  8.5359.7600
12/31/2013  9.76011.4770
12/31/2014  11.47710.4330
12/31/2015  10.4339.9700
3.20%
12/31/2013  N/A15.3310
12/31/2014  15.33113.9300
12/31/2015  13.93013.3040
3.25%
12/31/2013  N/A15.2951
12/31/2014  15.29513.8901
12/31/2015  13.89013.2601
3.30%
12/31/2009  N/A9.7250
12/31/2010  9.72510.0790
12/31/2011  10.0798.5070
12/31/2012  8.5079.7130
12/31/2013  9.71311.4050
12/31/2014  11.40510.35223
12/31/2015  10.3529.87722
3.40%
12/31/2013  N/A15.1880
12/31/2014  15.18813.7720
12/31/2015  13.77213.1270
3.45%
12/31/2013  N/A15.1520
12/31/2014  15.15213.7330
12/31/2015  13.73313.0830
3.55%
12/31/2013  N/A15.0810
12/31/2014  15.08113.6550
12/31/2015  13.65512.9960
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Invesco Equity and Income Fund
1.65%
12/31/2007  N/A12.7151
12/31/2008  12.7159.5151
12/31/2009  9.51511.49716
12/31/2010  11.49712.637124
12/31/2011  12.63712.160220
12/31/2012  12.16013.384234
12/31/2013  13.38416.412283
12/31/2014  16.41217.516364
12/31/2015  17.51616.804342
1.70%
12/31/2007  N/A12.6910
12/31/2008  12.6919.4923
12/31/2009  9.49211.46553
12/31/2010  11.46512.595114
12/31/2011  12.59512.113323
12/31/2012  12.11313.326340
12/31/2013  13.32616.333337
12/31/2014  16.33317.423326
12/31/2015  17.42316.706374
1.75%
12/31/2009  N/A11.4230
12/31/2010  11.42312.5432
12/31/2011  12.54312.0574
12/31/2012  12.05713.2582
12/31/2013  13.25816.2412
12/31/2014  16.24117.3167
12/31/2015  17.31616.5969
1.80%
12/31/2008  N/A9.44825
12/31/2009  9.44811.40035
12/31/2010  11.40012.51140
12/31/2011  12.51112.02132
12/31/2012  12.02113.21132
12/31/2013  13.21116.17622
12/31/2014  16.17617.23829
12/31/2015  17.23816.51316
1.90%
12/31/2007  N/A12.5993
12/31/2008  12.5999.40415
12/31/2009  9.40411.33529
12/31/2010  11.33512.42867
12/31/2011  12.42811.929103
12/31/2012  11.92913.09798
12/31/2013  13.09716.020163
12/31/2014  16.02017.055168
12/31/2015  17.05516.321277
1.95%
12/31/2007  N/A12.5750
12/31/2008  12.5759.3820
12/31/2009  9.38211.30319
12/31/2010  11.30312.38731
12/31/2011  12.38711.88394
12/31/2012  11.88313.040105
12/31/2013  13.04015.943159
12/31/2014  15.94316.964164
12/31/2015  16.96416.226208

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A9.3395
12/31/2009  9.33911.24013
12/31/2010  11.24012.30513
12/31/2011  12.30511.79315
12/31/2012  11.79312.92812
12/31/2013  12.92815.79014
12/31/2014  15.79016.78412
12/31/2015  16.78416.0387
2.10%
12/31/2007  N/A12.5060
12/31/2008  12.5069.31731
12/31/2009  9.31711.20763
12/31/2010  11.20712.26380
12/31/2011  12.26311.74786
12/31/2012  11.74712.87265
12/31/2013  12.87215.71347
12/31/2014  15.71316.69420
12/31/2015  16.69415.94412
2.15%
12/31/2008  N/A9.2951
12/31/2009  9.29511.1760
12/31/2010  11.17612.2232
12/31/2011  12.22311.7031
12/31/2012  11.70312.8161
12/31/2013  12.81615.6381
12/31/2014  15.63816.6061
12/31/2015  16.60615.8521
2.20%
12/31/2008  N/A9.1800
12/31/2009  9.18011.0329
12/31/2010  11.03212.05911
12/31/2011  12.05911.54010
12/31/2012  11.54012.63210
12/31/2013  12.63215.4059
12/31/2014  15.40516.3502
12/31/2015  16.35015.6002
2.25%
12/31/2007  N/A12.4380
12/31/2008  12.4389.2525
12/31/2009  9.25211.11217
12/31/2010  11.11212.14112
12/31/2011  12.14111.61312
12/31/2012  11.61312.70511
12/31/2013  12.70515.48710
12/31/2014  15.48716.4295
12/31/2015  16.42915.6679
2.30%
12/31/2008  N/A9.2300
12/31/2009  9.23011.0811
12/31/2010  11.08112.1011
12/31/2011  12.10111.5681
12/31/2012  11.56812.6501
12/31/2013  12.65015.4121
12/31/2014  15.41216.3411
12/31/2015  16.34115.5761
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A12.3920
12/31/2008  12.3929.2083
12/31/2009  9.20811.050212
12/31/2010  11.05012.060203
12/31/2011  12.06011.524189
12/31/2012  11.52412.595175
12/31/2013  12.59515.33733
12/31/2014  15.33716.25428
12/31/2015  16.25415.48524
2.40%
12/31/2007  N/A12.3690
12/31/2008  12.3699.1870
12/31/2009  9.18711.0182
12/31/2010  11.01812.0204
12/31/2011  12.02011.48025
12/31/2012  11.48012.54122
12/31/2013  12.54115.26311
12/31/2014  15.26316.1685
12/31/2015  16.16815.3955
2.45%
12/31/2008  N/A9.1650
12/31/2009  9.16510.9872
12/31/2010  10.98711.9802
12/31/2011  11.98011.4361
12/31/2012  11.43612.4871
12/31/2013  12.48715.19014
12/31/2014  15.19016.0829
12/31/2015  16.08215.3058
2.50%
12/31/2007  N/A12.3240
12/31/2008  12.3249.1441
12/31/2009  9.14410.9567
12/31/2010  10.95611.9407
12/31/2011  11.94011.39223
12/31/2012  11.39212.43226
12/31/2013  12.43215.1169
12/31/2014  15.11615.9965
12/31/2015  15.99615.21617
2.55%
12/31/2007  N/A12.3010
12/31/2008  12.3019.1230
12/31/2009  9.12310.9250
12/31/2010  10.92511.9000
12/31/2011  11.90011.3497
12/31/2012  11.34912.3796
12/31/2013  12.37915.0433
12/31/2014  15.04315.9114
12/31/2015  15.91115.1281
2.60%
12/31/2007  N/A12.2790
12/31/2008  12.2799.10117
12/31/2009  9.10110.8942
12/31/2010  10.89411.86117
12/31/2011  11.86111.30517
12/31/2012  11.30512.32516
12/31/2013  12.32514.97127
12/31/2014  14.97115.82639
12/31/2015  15.82615.04050

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A12.2560
12/31/2008  12.2569.0800
12/31/2009  9.08010.86317
12/31/2010  10.86311.82120
12/31/2011  11.82111.26247
12/31/2012  11.26212.27234
12/31/2013  12.27214.89923
12/31/2014  14.89915.74216
12/31/2015  15.74214.95217
2.70%
12/31/2008  N/A9.0590
12/31/2009  9.05910.8320
12/31/2010  10.83211.7820
12/31/2011  11.78211.2190
12/31/2012  11.21912.2190
12/31/2013  12.21914.8270
12/31/2014  14.82715.65812
12/31/2015  15.65814.8650
2.75%
12/31/2007  N/A12.2110
12/31/2008  12.2119.0381
12/31/2009  9.03810.8027
12/31/2010  10.80211.7427
12/31/2011  11.74211.1768
12/31/2012  11.17612.1668
12/31/2013  12.16614.75521
12/31/2014  14.75515.57522
12/31/2015  15.57514.77822
2.80%
12/31/2007  N/A12.1890
12/31/2008  12.1899.0170
12/31/2009  9.01710.7712
12/31/2010  10.77111.7034
12/31/2011  11.70311.13316
12/31/2012  11.13312.1139
12/31/2013  12.11314.6846
12/31/2014  14.68415.4927
12/31/2015  15.49214.6929
2.85%
12/31/2008  N/A8.9960
12/31/2009  8.99610.7407
12/31/2010  10.74011.66415
12/31/2011  11.66411.09023
12/31/2012  11.09012.06121
12/31/2013  12.06114.61323
12/31/2014  14.61315.40936
12/31/2015  15.40914.60734
2.90%
12/31/2007  N/A12.0220
12/31/2008  12.0228.8840
12/31/2009  8.88410.60211
12/31/2010  10.60211.50918
12/31/2011  11.50910.93730
12/31/2012  10.93711.88831
12/31/2013  11.88814.39633
12/31/2014  14.39615.17343
12/31/2015  15.17314.37649
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A14.4720
12/31/2014  14.47215.2460
12/31/2015  15.24614.4370
3.00%
12/31/2008  N/A8.9343
12/31/2009  8.93410.6502
12/31/2010  10.65011.5498
12/31/2011  11.54910.96418
12/31/2012  10.96411.90617
12/31/2013  11.90614.40410
12/31/2014  14.40415.16614
12/31/2015  15.16614.35421
3.05%
12/31/2007  N/A11.9560
12/31/2008  11.9568.8220
12/31/2009  8.82210.5132
12/31/2010  10.51311.3942
12/31/2011  11.39410.81224
12/31/2012  10.81211.73419
12/31/2013  11.73414.18912
12/31/2014  14.18914.9328
12/31/2015  14.93214.12614
3.10%
12/31/2013  N/A14.2640
12/31/2014  14.26415.0042
12/31/2015  15.00414.1872
3.15%
12/31/2008  N/A8.8710
12/31/2009  8.87110.5600
12/31/2010  10.56011.4341
12/31/2011  11.43410.8394
12/31/2012  10.83911.7524
12/31/2013  11.75214.1955
12/31/2014  14.19514.92414
12/31/2015  14.92414.10415
3.20%
12/31/2013  N/A14.5370
12/31/2014  14.53715.2760
12/31/2015  15.27614.4300
3.25%
12/31/2013  N/A14.4671
12/31/2014  14.46715.1953
12/31/2015  15.19514.3462
3.30%
12/31/2009  N/A10.4711
12/31/2010  10.47111.3201
12/31/2011  11.32010.7157
12/31/2012  10.71511.6006
12/31/2013  11.60013.9921
12/31/2014  13.99214.6883
12/31/2015  14.68813.8604
3.40%
12/31/2013  N/A14.2582
12/31/2014  14.25814.9539
12/31/2015  14.95314.09614

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A14.1900
12/31/2014  14.19014.8730
12/31/2015  14.87314.0140
3.55%
12/31/2013  N/A14.0531
12/31/2014  14.05314.7153
12/31/2015  14.71513.85211
AZL Invesco Growth and Income Fund
1.65%
12/31/2007  N/A14.0550
12/31/2008  14.0559.2820
12/31/2009  9.28211.2896
12/31/2010  11.28912.47810
12/31/2011  12.47812.03611
12/31/2012  12.03613.53515
12/31/2013  13.53517.79833
12/31/2014  17.79819.25715
12/31/2015  19.25718.32410
1.70%
12/31/2007  N/A14.0080
12/31/2008  14.0089.2460
12/31/2009  9.24611.2402
12/31/2010  11.24012.4186
12/31/2011  12.41811.97211
12/31/2012  11.97213.45618
12/31/2013  13.45617.68534
12/31/2014  17.68519.12632
12/31/2015  19.12618.19029
1.75%
12/31/2009  N/A11.1820
12/31/2010  11.18212.3481
12/31/2011  12.34811.8992
12/31/2012  11.89913.3671
12/31/2013  13.36717.5600
12/31/2014  17.56018.9800
12/31/2015  18.98018.0430
1.80%
12/31/2008  N/A9.1760
12/31/2009  9.17611.1439
12/31/2010  11.14312.29810
12/31/2011  12.29811.8459
12/31/2012  11.84513.3009
12/31/2013  13.30017.4636
12/31/2014  17.46318.8665
12/31/2015  18.86617.9255
1.90%
12/31/2007  N/A13.8221
12/31/2008  13.8229.1061
12/31/2009  9.10611.0472
12/31/2010  11.04712.1794
12/31/2011  12.17911.71910
12/31/2012  11.71913.14533
12/31/2013  13.14517.24372
12/31/2014  17.24318.61026
12/31/2015  18.61017.66419
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A13.7760
12/31/2008  13.7769.0711
12/31/2009  9.07110.99921
12/31/2010  10.99912.12120
12/31/2011  12.12111.6579
12/31/2012  11.65713.06919
12/31/2013  13.06917.13422
12/31/2014  17.13418.48315
12/31/2015  18.48317.53513
2.05%
12/31/2008  N/A9.0010
12/31/2009  9.00110.9041
12/31/2010  10.90412.0041
12/31/2011  12.00411.5331
12/31/2012  11.53312.9170
12/31/2013  12.91716.9185
12/31/2014  16.91818.2324
12/31/2015  18.23217.2790
2.10%
12/31/2007  N/A13.6390
12/31/2008  13.6398.9679
12/31/2009  8.96710.85711
12/31/2010  10.85711.94618
12/31/2011  11.94611.47117
12/31/2012  11.47112.84215
12/31/2013  12.84216.81110
12/31/2014  16.81118.1076
12/31/2015  18.10717.1535
2.15%
12/31/2008  N/A8.9320
12/31/2009  8.93210.8100
12/31/2010  10.81011.8880
12/31/2011  11.88811.4100
12/31/2012  11.41012.7670
12/31/2013  12.76716.70411
12/31/2014  16.70417.9840
12/31/2015  17.98417.0280
2.20%
12/31/2008  N/A8.7290
12/31/2009  8.72910.5581
12/31/2010  10.55811.6062
12/31/2011  11.60611.1342
12/31/2012  11.13412.4512
12/31/2013  12.45116.2832
12/31/2014  16.28317.5223
12/31/2015  17.52216.5823
2.25%
12/31/2007  N/A13.5030
12/31/2008  13.5038.8643
12/31/2009  8.86410.7162
12/31/2010  10.71611.7742
12/31/2011  11.77411.2892
12/31/2012  11.28912.6192
12/31/2013  12.61916.4942
12/31/2014  16.49417.7392
12/31/2015  17.73916.7790

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A8.8300
12/31/2009  8.83010.6700
12/31/2010  10.67011.7170
12/31/2011  11.71711.2290
12/31/2012  11.22912.5450
12/31/2013  12.54516.3902
12/31/2014  16.39017.6192
12/31/2015  17.61916.6571
2.35%
12/31/2007  N/A13.4130
12/31/2008  13.4138.7968
12/31/2009  8.79610.62418
12/31/2010  10.62411.66018
12/31/2011  11.66011.16915
12/31/2012  11.16912.47214
12/31/2013  12.47216.28612
12/31/2014  16.28617.49811
12/31/2015  17.49816.5359
2.40%
12/31/2007  N/A13.3680
12/31/2008  13.3688.7631
12/31/2009  8.76310.5781
12/31/2010  10.57811.6041
12/31/2011  11.60411.1101
12/31/2012  11.11012.3990
12/31/2013  12.39916.1830
12/31/2014  16.18317.3790
12/31/2015  17.37916.4140
2.45%
12/31/2008  N/A8.7291
12/31/2009  8.72910.5322
12/31/2010  10.53211.5482
12/31/2011  11.54811.0511
12/31/2012  11.05112.3271
12/31/2013  12.32716.0811
12/31/2014  16.08117.2611
12/31/2015  17.26116.2941
2.50%
12/31/2007  N/A13.2790
12/31/2008  13.2798.6963
12/31/2009  8.69610.4867
12/31/2010  10.48611.4924
12/31/2011  11.49210.9928
12/31/2012  10.99212.2567
12/31/2013  12.25615.97912
12/31/2014  15.97917.1436
12/31/2015  17.14316.1755
2.55%
12/31/2007  N/A13.2350
12/31/2008  13.2358.6620
12/31/2009  8.66210.4410
12/31/2010  10.44111.4370
12/31/2011  11.43710.9330
12/31/2012  10.93312.1840
12/31/2013  12.18415.8780
12/31/2014  15.87817.0260
12/31/2015  17.02616.0560
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A13.1910
12/31/2008  13.1918.6291
12/31/2009  8.62910.3965
12/31/2010  10.39611.3828
12/31/2011  11.38210.8754
12/31/2012  10.87512.1134
12/31/2013  12.11315.7788
12/31/2014  15.77816.91013
12/31/2015  16.91015.93912
2.65%
12/31/2007  N/A13.1470
12/31/2008  13.1478.5960
12/31/2009  8.59610.3510
12/31/2010  10.35111.3271
12/31/2011  11.32710.8171
12/31/2012  10.81712.0430
12/31/2013  12.04315.6780
12/31/2014  15.67816.7950
12/31/2015  16.79515.8220
2.70%
12/31/2008  N/A8.5630
12/31/2009  8.56310.3064
12/31/2010  10.30611.2726
12/31/2011  11.27210.7607
12/31/2012  10.76011.9736
12/31/2013  11.97315.5796
12/31/2014  15.57916.6803
12/31/2015  16.68015.7073
2.75%
12/31/2007  N/A13.0600
12/31/2008  13.0608.5301
12/31/2009  8.53010.2613
12/31/2010  10.26111.2187
12/31/2011  11.21810.7026
12/31/2012  10.70211.9036
12/31/2013  11.90315.4815
12/31/2014  15.48116.5674
12/31/2015  16.56715.5924
2.80%
12/31/2007  N/A13.0160
12/31/2008  13.0168.4980
12/31/2009  8.49810.2170
12/31/2010  10.21711.1640
12/31/2011  11.16410.6450
12/31/2012  10.64511.8330
12/31/2013  11.83315.3830
12/31/2014  15.38316.4540
12/31/2015  16.45415.4780
2.85%
12/31/2008  N/A8.4650
12/31/2009  8.46510.1738
12/31/2010  10.17311.11010
12/31/2011  11.11010.58911
12/31/2012  10.58911.76511
12/31/2013  11.76515.28611
12/31/2014  15.28616.3416
12/31/2015  16.34115.3655

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A12.6840
12/31/2008  12.6848.27218
12/31/2009  8.2729.93619
12/31/2010  9.93610.84619
12/31/2011  10.84610.33219
12/31/2012  10.33211.47418
12/31/2013  11.47414.90022
12/31/2014  14.90015.9218
12/31/2015  15.92114.9627
2.95%
12/31/2013  N/A15.0930
12/31/2014  15.09316.1190
12/31/2015  16.11915.1410
3.00%
12/31/2008  N/A8.3680
12/31/2009  8.36810.0412
12/31/2010  10.04110.9500
12/31/2011  10.95010.4210
12/31/2012  10.42111.5600
12/31/2013  11.56014.9980
12/31/2014  14.99816.0093
12/31/2015  16.00915.0303
3.05%
12/31/2007  N/A12.5570
12/31/2008  12.5578.1780
12/31/2009  8.1789.8070
12/31/2010  9.80710.6890
12/31/2011  10.68910.1680
12/31/2012  10.16811.2740
12/31/2013  11.27414.6190
12/31/2014  14.61915.5980
12/31/2015  15.59814.6360
3.10%
12/31/2013  N/A14.8090
12/31/2014  14.80915.7921
12/31/2015  15.79214.8111
3.15%
12/31/2008  N/A8.2720
12/31/2009  8.2729.9110
12/31/2010  9.91110.7920
12/31/2011  10.79210.2550
12/31/2012  10.25511.3590
12/31/2013  11.35914.7150
12/31/2014  14.71515.6840
12/31/2015  15.68414.7020
3.20%
12/31/2013  N/A15.6910
12/31/2014  15.69116.7160
12/31/2015  16.71615.6620
3.25%
12/31/2013  N/A15.5910
12/31/2014  15.59116.6020
12/31/2015  16.60215.5470
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A9.7830
12/31/2010  9.78310.6360
12/31/2011  10.63610.0920
12/31/2012  10.09211.1620
12/31/2013  11.16214.4380
12/31/2014  14.43815.36614
12/31/2015  15.36614.38213
3.40%
12/31/2013  N/A15.2970
12/31/2014  15.29716.2640
12/31/2015  16.26415.2080
3.45%
12/31/2013  N/A15.2000
12/31/2014  15.20016.1530
12/31/2015  16.15315.0970
3.55%
12/31/2013  N/A15.0090
12/31/2014  15.00915.9340
12/31/2015  15.93414.8760
AZL Invesco International Equity Fund
1.65%
12/31/2007  N/A19.5511
12/31/2008  19.55111.2489
12/31/2009  11.24814.86213
12/31/2010  14.86216.4497
12/31/2011  16.44914.99710
12/31/2012  14.99717.04516
12/31/2013  17.04519.91514
12/31/2014  19.91519.63915
12/31/2015  19.63918.78911
1.70%
12/31/2007  N/A19.4961
12/31/2008  19.49611.2113
12/31/2009  11.21114.8059
12/31/2010  14.80516.3789
12/31/2011  16.37814.92519
12/31/2012  14.92516.95431
12/31/2013  16.95419.79954
12/31/2014  19.79919.51551
12/31/2015  19.51518.66150
1.75%
12/31/2009  N/A14.7370
12/31/2010  14.73716.2943
12/31/2011  16.29414.8414
12/31/2012  14.84116.8513
12/31/2013  16.85119.6693
12/31/2014  19.66919.3763
12/31/2015  19.37618.5192
1.80%
12/31/2008  N/A11.1364
12/31/2009  11.13614.69221
12/31/2010  14.69216.23621
12/31/2011  16.23614.78119
12/31/2012  14.78116.77418
12/31/2013  16.77419.57020
12/31/2014  19.57019.26915
12/31/2015  19.26918.40716

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A19.2764
12/31/2008  19.27611.0626
12/31/2009  11.06214.57911
12/31/2010  14.57916.0966
12/31/2011  16.09614.63910
12/31/2012  14.63916.59614
12/31/2013  16.59619.34215
12/31/2014  19.34219.02614
12/31/2015  19.02618.15711
1.95%
12/31/2007  N/A19.2210
12/31/2008  19.22111.0250
12/31/2009  11.02514.52427
12/31/2010  14.52416.02733
12/31/2011  16.02714.56840
12/31/2012  14.56816.50859
12/31/2013  16.50819.23055
12/31/2014  19.23018.90654
12/31/2015  18.90618.03355
2.05%
12/31/2008  N/A10.9520
12/31/2009  10.95214.4121
12/31/2010  14.41215.8881
12/31/2011  15.88814.4281
12/31/2012  14.42816.3321
12/31/2013  16.33219.0061
12/31/2014  19.00618.6681
12/31/2015  18.66817.7881
2.10%
12/31/2007  N/A19.0580
12/31/2008  19.05810.9154
12/31/2009  10.91514.35732
12/31/2010  14.35715.81958
12/31/2011  15.81914.35857
12/31/2012  14.35816.24557
12/31/2013  16.24518.89651
12/31/2014  18.89618.55033
12/31/2015  18.55017.66728
2.15%
12/31/2008  N/A10.8790
12/31/2009  10.87914.3020
12/31/2010  14.30215.7510
12/31/2011  15.75114.2890
12/31/2012  14.28916.1590
12/31/2013  16.15918.7860
12/31/2014  18.78618.4330
12/31/2015  18.43317.5460
2.20%
12/31/2008  N/A10.6680
12/31/2009  10.66814.0193
12/31/2010  14.01915.4314
12/31/2011  15.43113.9915
12/31/2012  13.99115.8145
12/31/2013  15.81418.3761
12/31/2014  18.37618.0221
12/31/2015  18.02217.1471
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A18.8970
12/31/2008  18.89710.8062
12/31/2009  10.80614.19318
12/31/2010  14.19315.61524
12/31/2011  15.61514.15123
12/31/2012  14.15115.98722
12/31/2013  15.98718.56721
12/31/2014  18.56718.20020
12/31/2015  18.20017.30817
2.30%
12/31/2008  N/A10.7704
12/31/2009  10.77014.13811
12/31/2010  14.13815.54711
12/31/2011  15.54714.08310
12/31/2012  14.08315.9025
12/31/2013  15.90218.4594
12/31/2014  18.45918.0854
12/31/2015  18.08517.1904
2.35%
12/31/2007  N/A18.7900
12/31/2008  18.79010.7359
12/31/2009  10.73514.08425
12/31/2010  14.08415.48025
12/31/2011  15.48014.01524
12/31/2012  14.01515.81722
12/31/2013  15.81718.35218
12/31/2014  18.35217.97115
12/31/2015  17.97117.07315
2.40%
12/31/2007  N/A18.7360
12/31/2008  18.73610.6994
12/31/2009  10.69914.03018
12/31/2010  14.03015.41319
12/31/2011  15.41313.94714
12/31/2012  13.94715.73312
12/31/2013  15.73318.24510
12/31/2014  18.24517.8584
12/31/2015  17.85816.9564
2.45%
12/31/2008  N/A10.6631
12/31/2009  10.66313.9775
12/31/2010  13.97715.3465
12/31/2011  15.34613.8804
12/31/2012  13.88015.6494
12/31/2013  15.64918.1391
12/31/2014  18.13917.7451
12/31/2015  17.74516.8411
2.50%
12/31/2007  N/A18.6300
12/31/2008  18.63010.6283
12/31/2009  10.62813.92313
12/31/2010  13.92315.28012
12/31/2011  15.28013.8136
12/31/2012  13.81315.5666
12/31/2013  15.56618.0335
12/31/2014  18.03317.6321
12/31/2015  17.63216.7261

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A18.5780
12/31/2008  18.57810.5921
12/31/2009  10.59213.8703
12/31/2010  13.87015.2133
12/31/2011  15.21313.7463
12/31/2012  13.74615.4833
12/31/2013  15.48317.9283
12/31/2014  17.92817.5212
12/31/2015  17.52116.6122
2.60%
12/31/2007  N/A18.5250
12/31/2008  18.52510.5575
12/31/2009  10.55713.8178
12/31/2010  13.81715.14815
12/31/2011  15.14813.68017
12/31/2012  13.68015.40016
12/31/2013  15.40017.82411
12/31/2014  17.82417.41028
12/31/2015  17.41016.49927
2.65%
12/31/2007  N/A18.4730
12/31/2008  18.47310.5220
12/31/2009  10.52213.76411
12/31/2010  13.76415.0827
12/31/2011  15.08213.6142
12/31/2012  13.61415.3182
12/31/2013  15.31817.7201
12/31/2014  17.72017.3001
12/31/2015  17.30016.3861
2.70%
12/31/2008  N/A10.4870
12/31/2009  10.48713.7112
12/31/2010  13.71115.0172
12/31/2011  15.01713.5482
12/31/2012  13.54815.2372
12/31/2013  15.23717.6172
12/31/2014  17.61717.1912
12/31/2015  17.19116.2752
2.75%
12/31/2007  N/A18.3680
12/31/2008  18.36810.4524
12/31/2009  10.45213.6585
12/31/2010  13.65814.9525
12/31/2011  14.95213.4834
12/31/2012  13.48315.1564
12/31/2013  15.15617.5146
12/31/2014  17.51417.0825
12/31/2015  17.08216.1646
2.80%
12/31/2007  N/A18.3160
12/31/2008  18.31610.41712
12/31/2009  10.41713.60616
12/31/2010  13.60614.88714
12/31/2011  14.88713.41814
12/31/2012  13.41815.07513
12/31/2013  15.07517.41212
12/31/2014  17.41216.9749
12/31/2015  16.97416.0537
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A10.3820
12/31/2009  10.38213.5543
12/31/2010  13.55414.8223
12/31/2011  14.82213.3533
12/31/2012  13.35314.9952
12/31/2013  14.99517.3115
12/31/2014  17.31116.8676
12/31/2015  16.86715.9446
2.90%
12/31/2007  N/A17.9200
12/31/2008  17.92010.1811
12/31/2009  10.18113.28511
12/31/2010  13.28514.5219
12/31/2011  14.52113.0757
12/31/2012  13.07514.6757
12/31/2013  14.67516.9336
12/31/2014  16.93316.49110
12/31/2015  16.49115.5818
2.95%
12/31/2013  N/A17.1100
12/31/2014  17.11016.6540
12/31/2015  16.65415.7270
3.00%
12/31/2008  N/A10.2791
12/31/2009  10.27913.3994
12/31/2010  13.39914.6316
12/31/2011  14.63113.1613
12/31/2012  13.16114.7562
12/31/2013  14.75617.0103
12/31/2014  17.01016.5497
12/31/2015  16.54915.6207
3.05%
12/31/2007  N/A17.7680
12/31/2008  17.76810.0800
12/31/2009  10.08013.1337
12/31/2010  13.13314.3339
12/31/2011  14.33312.8873
12/31/2012  12.88714.4423
12/31/2013  14.44216.6392
12/31/2014  16.63916.1801
12/31/2015  16.18015.2641
3.10%
12/31/2013  N/A16.8123
12/31/2014  16.81216.3415
12/31/2015  16.34115.4084
3.15%
12/31/2008  N/A10.1760
12/31/2009  10.17613.2451
12/31/2010  13.24514.4421
12/31/2011  14.44212.9710
12/31/2012  12.97114.5220
12/31/2013  14.52216.7150
12/31/2014  16.71516.2371
12/31/2015  16.23715.3031

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A17.2600
12/31/2014  17.26016.7590
12/31/2015  16.75915.7870
3.25%
12/31/2013  N/A17.1602
12/31/2014  17.16016.6533
12/31/2015  16.65315.6793
3.30%
12/31/2009  N/A13.0942
12/31/2010  13.09414.2550
12/31/2011  14.25512.7840
12/31/2012  12.78414.2910
12/31/2013  14.29116.4240
12/31/2014  16.42415.9313
12/31/2015  15.93114.9922
3.40%
12/31/2013  N/A16.8610
12/31/2014  16.86116.3392
12/31/2015  16.33915.3604
3.45%
12/31/2013  N/A16.7630
12/31/2014  16.76316.2360
12/31/2015  16.23615.2550
3.55%
12/31/2013  N/A16.5681
12/31/2014  16.56816.0313
12/31/2015  16.03115.0482
AZL JPMorgan International Opportunities Fund
1.65%
12/31/2007  N/A19.1350
12/31/2008  19.13513.4450
12/31/2009  13.44516.7063
12/31/2010  16.70617.4108
12/31/2011  17.41014.82910
12/31/2012  14.82917.54022
12/31/2013  17.54020.82320
12/31/2014  20.82318.96819
12/31/2015  18.96818.80214
1.70%
12/31/2007  N/A19.0901
12/31/2008  19.09013.4072
12/31/2009  13.40716.6508
12/31/2010  16.65017.3436
12/31/2011  17.34314.7658
12/31/2012  14.76517.45539
12/31/2013  17.45520.71244
12/31/2014  20.71218.85845
12/31/2015  18.85818.68439
1.75%
12/31/2009  N/A16.5810
12/31/2010  16.58117.2630
12/31/2011  17.26314.6890
12/31/2012  14.68917.3570
12/31/2013  17.35720.5860
12/31/2014  20.58618.7330
12/31/2015  18.73318.5510
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A13.33120
12/31/2009  13.33116.53934
12/31/2010  16.53917.21030
12/31/2011  17.21014.63730
12/31/2012  14.63717.28727
12/31/2013  17.28720.49236
12/31/2014  20.49218.63937
12/31/2015  18.63918.44828
1.90%
12/31/2007  N/A18.9123
12/31/2008  18.91213.2553
12/31/2009  13.25516.4294
12/31/2010  16.42917.0796
12/31/2011  17.07914.5119
12/31/2012  14.51117.12111
12/31/2013  17.12120.2759
12/31/2014  20.27518.4228
12/31/2015  18.42218.2168
1.95%
12/31/2007  N/A18.8680
12/31/2008  18.86813.2181
12/31/2009  13.21816.37416
12/31/2010  16.37417.01314
12/31/2011  17.01314.44826
12/31/2012  14.44817.03831
12/31/2013  17.03820.16731
12/31/2014  20.16718.31530
12/31/2015  18.31518.10119
2.05%
12/31/2008  N/A13.1430
12/31/2009  13.14316.2654
12/31/2010  16.26516.8834
12/31/2011  16.88314.3235
12/31/2012  14.32316.8745
12/31/2013  16.87419.9525
12/31/2014  19.95218.1025
12/31/2015  18.10217.8721
2.10%
12/31/2007  N/A18.7360
12/31/2008  18.73613.10512
12/31/2009  13.10516.21149
12/31/2010  16.21116.81859
12/31/2011  16.81814.26162
12/31/2012  14.26116.79256
12/31/2013  16.79219.84641
12/31/2014  19.84617.99739
12/31/2015  17.99717.75935
2.15%
12/31/2008  N/A13.0680
12/31/2009  13.06816.1570
12/31/2010  16.15716.7541
12/31/2011  16.75414.2000
12/31/2012  14.20016.7110
12/31/2013  16.71119.7400
12/31/2014  19.74017.8920
12/31/2015  17.89217.6470

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2008  N/A12.8611
12/31/2009  12.86115.8922
12/31/2010  15.89216.4713
12/31/2011  16.47113.9533
12/31/2012  13.95316.4133
12/31/2013  16.41319.3784
12/31/2014  19.37817.5552
12/31/2015  17.55517.3062
2.25%
12/31/2007  N/A18.6050
12/31/2008  18.60512.9942
12/31/2009  12.99416.0496
12/31/2010  16.04916.6267
12/31/2011  16.62614.0777
12/31/2012  14.07716.55012
12/31/2013  16.55019.5314
12/31/2014  19.53117.6844
12/31/2015  17.68417.4253
2.30%
12/31/2008  N/A12.9580
12/31/2009  12.95815.9962
12/31/2010  15.99616.5622
12/31/2011  16.56214.0162
12/31/2012  14.01616.4701
12/31/2013  16.47019.4271
12/31/2014  19.42717.5811
12/31/2015  17.58117.3151
2.35%
12/31/2007  N/A18.5190
12/31/2008  18.51912.9215
12/31/2009  12.92115.94318
12/31/2010  15.94316.49916
12/31/2011  16.49913.95517
12/31/2012  13.95516.39119
12/31/2013  16.39119.32324
12/31/2014  19.32317.47919
12/31/2015  17.47917.20510
2.40%
12/31/2007  N/A18.4750
12/31/2008  18.47512.8843
12/31/2009  12.88415.8906
12/31/2010  15.89016.4359
12/31/2011  16.43513.89510
12/31/2012  13.89516.3129
12/31/2013  16.31219.2207
12/31/2014  19.22017.3773
12/31/2015  17.37717.0973
2.45%
12/31/2008  N/A12.8480
12/31/2009  12.84815.8371
12/31/2010  15.83716.3721
12/31/2011  16.37213.8350
12/31/2012  13.83516.2330
12/31/2013  16.23319.1180
12/31/2014  19.11817.2760
12/31/2015  17.27616.9880
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A18.3890
12/31/2008  18.38912.8111
12/31/2009  12.81115.7845
12/31/2010  15.78416.3105
12/31/2011  16.31013.7756
12/31/2012  13.77516.1556
12/31/2013  16.15519.0163
12/31/2014  19.01617.1752
12/31/2015  17.17516.8812
2.55%
12/31/2007  N/A18.3460
12/31/2008  18.34612.7750
12/31/2009  12.77515.7310
12/31/2010  15.73116.2471
12/31/2011  16.24713.7151
12/31/2012  13.71516.0771
12/31/2013  16.07718.9150
12/31/2014  18.91517.0750
12/31/2015  17.07516.7740
2.60%
12/31/2007  N/A18.3030
12/31/2008  18.30312.7391
12/31/2009  12.73915.67910
12/31/2010  15.67916.18510
12/31/2011  16.18513.65610
12/31/2012  13.65615.99910
12/31/2013  15.99918.81415
12/31/2014  18.81416.97615
12/31/2015  16.97616.66811
2.65%
12/31/2007  N/A18.2610
12/31/2008  18.26112.7031
12/31/2009  12.70315.6262
12/31/2010  15.62616.1233
12/31/2011  16.12313.5974
12/31/2012  13.59715.9222
12/31/2013  15.92218.7142
12/31/2014  18.71416.8770
12/31/2015  16.87716.5630
2.70%
12/31/2008  N/A12.6670
12/31/2009  12.66715.5743
12/31/2010  15.57416.0613
12/31/2011  16.06113.5383
12/31/2012  13.53815.8453
12/31/2013  15.84518.6143
12/31/2014  18.61416.7793
12/31/2015  16.77916.4583
2.75%
12/31/2007  N/A18.1760
12/31/2008  18.17612.6311
12/31/2009  12.63115.5226
12/31/2010  15.52216.0006
12/31/2011  16.00013.4797
12/31/2012  13.47915.7686
12/31/2013  15.76818.5157
12/31/2014  18.51516.6813
12/31/2015  16.68116.3543

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A18.1330
12/31/2008  18.13312.5950
12/31/2009  12.59515.4711
12/31/2010  15.47115.9381
12/31/2011  15.93813.4211
12/31/2012  13.42115.6921
12/31/2013  15.69218.4161
12/31/2014  18.41616.5840
12/31/2015  16.58416.2510
2.85%
12/31/2008  N/A12.5590
12/31/2009  12.55915.4192
12/31/2010  15.41915.8771
12/31/2011  15.87713.3631
12/31/2012  13.36315.6160
12/31/2013  15.61618.3180
12/31/2014  18.31816.4876
12/31/2015  16.48716.1486
2.90%
12/31/2007  N/A17.8120
12/31/2008  17.81212.3590
12/31/2009  12.35915.1661
12/31/2010  15.16615.6091
12/31/2011  15.60913.1311
12/31/2012  13.13115.3371
12/31/2013  15.33717.9821
12/31/2014  17.98216.1765
12/31/2015  16.17615.8365
2.95%
12/31/2013  N/A18.1240
12/31/2014  18.12416.2960
12/31/2015  16.29615.9450
3.00%
12/31/2008  N/A12.4530
12/31/2009  12.45315.2650
12/31/2010  15.26515.6950
12/31/2011  15.69513.1900
12/31/2012  13.19015.3910
12/31/2013  15.39118.0271
12/31/2014  18.02716.2012
12/31/2015  16.20115.8442
3.05%
12/31/2007  N/A17.6870
12/31/2008  17.68712.2550
12/31/2009  12.25515.0151
12/31/2010  15.01515.4302
12/31/2011  15.43012.9611
12/31/2012  12.96115.1161
12/31/2013  15.11617.6961
12/31/2014  17.69615.8952
12/31/2015  15.89515.5372
3.10%
12/31/2013  N/A17.8362
12/31/2014  17.83616.0138
12/31/2015  16.01315.6447
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2008  N/A12.3470
12/31/2009  12.34715.1130
12/31/2010  15.11315.5160
12/31/2011  15.51613.0200
12/31/2012  13.02015.1690
12/31/2013  15.16917.7410
12/31/2014  17.74115.9202
12/31/2015  15.92015.5452
3.20%
12/31/2013  N/A18.2470
12/31/2014  18.24716.3660
12/31/2015  16.36615.9730
3.25%
12/31/2013  N/A18.1500
12/31/2014  18.15016.2705
12/31/2015  16.27015.8725
3.30%
12/31/2009  N/A14.9630
12/31/2010  14.96315.3380
12/31/2011  15.33812.8510
12/31/2012  12.85114.9510
12/31/2013  14.95117.4590
12/31/2014  17.45915.6430
12/31/2015  15.64315.2530
3.40%
12/31/2013  N/A17.8610
12/31/2014  17.86115.9880
12/31/2015  15.98815.5730
3.45%
12/31/2013  N/A17.7660
12/31/2014  17.76615.8940
12/31/2015  15.89415.4740
3.55%
12/31/2013  N/A17.5770
12/31/2014  17.57715.7100
12/31/2015  15.71015.2790
AZL JPMorgan U.S. Equity Fund
1.65%
12/31/2007  N/A12.8211
12/31/2008  12.8217.7335
12/31/2009  7.73310.1713
12/31/2010  10.17111.3024
12/31/2011  11.30210.8736
12/31/2012  10.87312.52610
12/31/2013  12.52616.86813
12/31/2014  16.86818.94516
12/31/2015  18.94518.65710
1.70%
12/31/2007  N/A12.7982
12/31/2008  12.7987.7153
12/31/2009  7.71510.1426
12/31/2010  10.14211.2640
12/31/2011  11.26410.8312
12/31/2012  10.83112.47211
12/31/2013  12.47216.78722
12/31/2014  16.78718.84418
12/31/2015  18.84418.54814

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A10.1050
12/31/2010  10.10511.2170
12/31/2011  11.21710.7810
12/31/2012  10.78112.4080
12/31/2013  12.40816.6920
12/31/2014  16.69218.7280
12/31/2015  18.72818.4260
1.80%
12/31/2008  N/A7.6799
12/31/2009  7.67910.08521
12/31/2010  10.08511.18922
12/31/2011  11.18910.74919
12/31/2012  10.74912.36517
12/31/2013  12.36516.62516
12/31/2014  16.62518.64425
12/31/2015  18.64418.33314
1.90%
12/31/2007  N/A12.7040
12/31/2008  12.7047.6431
12/31/2009  7.64310.0272
12/31/2010  10.02711.1152
12/31/2011  11.11510.66610
12/31/2012  10.66612.25840
12/31/2013  12.25816.46555
12/31/2014  16.46518.44610
12/31/2015  18.44618.1209
1.95%
12/31/2007  N/A12.6810
12/31/2008  12.6817.6250
12/31/2009  7.6259.9992
12/31/2010  9.99911.0783
12/31/2011  11.07810.6268
12/31/2012  10.62612.20413
12/31/2013  12.20416.38510
12/31/2014  16.38518.3478
12/31/2015  18.34718.0156
2.05%
12/31/2008  N/A7.5900
12/31/2009  7.5909.9431
12/31/2010  9.94311.0040
12/31/2011  11.00410.5450
12/31/2012  10.54512.0990
12/31/2013  12.09916.2280
12/31/2014  16.22818.1530
12/31/2015  18.15317.8060
2.10%
12/31/2007  N/A12.6110
12/31/2008  12.6117.57212
12/31/2009  7.5729.91423
12/31/2010  9.91410.96721
12/31/2011  10.96710.50420
12/31/2012  10.50412.04719
12/31/2013  12.04716.1497
12/31/2014  16.14918.0566
12/31/2015  18.05617.7025
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008  N/A7.5550
12/31/2009  7.5559.8871
12/31/2010  9.88710.9311
12/31/2011  10.93110.4641
12/31/2012  10.46411.9951
12/31/2013  11.99516.0721
12/31/2014  16.07217.9601
12/31/2015  17.96017.5991
2.20%
12/31/2008  N/A7.4612
12/31/2009  7.4619.7593
12/31/2010  9.75910.7843
12/31/2011  10.78410.3192
12/31/2012  10.31911.8221
12/31/2013  11.82215.8321
12/31/2014  15.83217.6840
12/31/2015  17.68417.3200
2.25%
12/31/2007  N/A12.5420
12/31/2008  12.5427.5198
12/31/2009  7.5199.83010
12/31/2010  9.83010.85814
12/31/2011  10.85810.38414
12/31/2012  10.38411.8919
12/31/2013  11.89115.9168
12/31/2014  15.91617.7696
12/31/2015  17.76917.3945
2.30%
12/31/2008  N/A7.5013
12/31/2009  7.5019.8024
12/31/2010  9.80210.8224
12/31/2011  10.82210.3444
12/31/2012  10.34411.8393
12/31/2013  11.83915.8403
12/31/2014  15.84017.6743
12/31/2015  17.67417.2932
2.35%
12/31/2007  N/A12.4960
12/31/2008  12.4967.4846
12/31/2009  7.4849.7758
12/31/2010  9.77510.7866
12/31/2011  10.78610.3044
12/31/2012  10.30411.7884
12/31/2013  11.78815.7633
12/31/2014  15.76317.5807
12/31/2015  17.58017.1927
2.40%
12/31/2007  N/A12.4730
12/31/2008  12.4737.4675
12/31/2009  7.4679.74710
12/31/2010  9.74710.75012
12/31/2011  10.75010.26511
12/31/2012  10.26511.73710
12/31/2013  11.73715.6879
12/31/2014  15.68717.4874
12/31/2015  17.48717.0924

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2008  N/A7.4490
12/31/2009  7.4499.7192
12/31/2010  9.71910.7142
12/31/2011  10.71410.2262
12/31/2012  10.22611.6862
12/31/2013  11.68615.6113
12/31/2014  15.61117.3933
12/31/2015  17.39316.9932
2.50%
12/31/2007  N/A12.4270
12/31/2008  12.4277.4320
12/31/2009  7.4329.6922
12/31/2010  9.69210.6782
12/31/2011  10.67810.1862
12/31/2012  10.18611.6362
12/31/2013  11.63615.5363
12/31/2014  15.53617.3013
12/31/2015  17.30116.8943
2.55%
12/31/2007  N/A12.4040
12/31/2008  12.4047.4140
12/31/2009  7.4149.6642
12/31/2010  9.66410.6432
12/31/2011  10.64310.1472
12/31/2012  10.14711.5852
12/31/2013  11.58515.4611
12/31/2014  15.46117.2090
12/31/2015  17.20916.7950
2.60%
12/31/2007  N/A12.3820
12/31/2008  12.3827.3974
12/31/2009  7.3979.6375
12/31/2010  9.63710.6076
12/31/2011  10.60710.1096
12/31/2012  10.10911.5355
12/31/2013  11.53515.38613
12/31/2014  15.38617.11716
12/31/2015  17.11716.69812
2.65%
12/31/2007  N/A12.3590
12/31/2008  12.3597.3800
12/31/2009  7.3809.6100
12/31/2010  9.61010.5720
12/31/2011  10.57210.0700
12/31/2012  10.07011.4850
12/31/2013  11.48515.3120
12/31/2014  15.31217.0260
12/31/2015  17.02616.6010
2.70%
12/31/2008  N/A7.3630
12/31/2009  7.3639.5820
12/31/2010  9.58210.5370
12/31/2011  10.53710.0310
12/31/2012  10.03111.4350
12/31/2013  11.43515.2380
12/31/2014  15.23816.9350
12/31/2015  16.93516.5040
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A12.3140
12/31/2008  12.3147.3451
12/31/2009  7.3459.5551
12/31/2010  9.55510.5021
12/31/2011  10.5029.9931
12/31/2012  9.99311.3861
12/31/2013  11.38615.1652
12/31/2014  15.16516.8452
12/31/2015  16.84516.4083
2.80%
12/31/2007  N/A12.2910
12/31/2008  12.2917.3282
12/31/2009  7.3289.5282
12/31/2010  9.52810.4671
12/31/2011  10.4679.9551
12/31/2012  9.95511.3371
12/31/2013  11.33715.0911
12/31/2014  15.09116.7550
12/31/2015  16.75516.3120
2.85%
12/31/2008  N/A7.3110
12/31/2009  7.3119.5010
12/31/2010  9.50110.4320
12/31/2011  10.4329.9170
12/31/2012  9.91711.2880
12/31/2013  11.28815.0190
12/31/2014  15.01916.6661
12/31/2015  16.66616.2170
2.90%
12/31/2007  N/A12.1230
12/31/2008  12.1237.2210
12/31/2009  7.2219.3792
12/31/2010  9.37910.2922
12/31/2011  10.2929.7791
12/31/2012  9.77911.1261
12/31/2013  11.12614.7961
12/31/2014  14.79616.4114
12/31/2015  16.41115.9616
2.95%
12/31/2013  N/A14.8740
12/31/2014  14.87416.4890
12/31/2015  16.48916.0290
3.00%
12/31/2008  N/A7.2610
12/31/2009  7.2619.4220
12/31/2010  9.42210.3290
12/31/2011  10.3299.8040
12/31/2012  9.80411.1430
12/31/2013  11.14314.8031
12/31/2014  14.80316.4031
12/31/2015  16.40315.9371

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2007  N/A12.0560
12/31/2008  12.0567.1700
12/31/2009  7.1709.3001
12/31/2010  9.30010.1901
12/31/2011  10.1909.6680
12/31/2012  9.66810.9820
12/31/2013  10.98214.5830
12/31/2014  14.58316.1501
12/31/2015  16.15015.6841
3.10%
12/31/2013  N/A14.6601
12/31/2014  14.66016.2283
12/31/2015  16.22815.7512
3.15%
12/31/2008  N/A7.2100
12/31/2009  7.2109.3420
12/31/2010  9.34210.2260
12/31/2011  10.2269.6920
12/31/2012  9.69210.9990
12/31/2013  10.99914.5890
12/31/2014  14.58916.1410
12/31/2015  16.14115.6600
3.20%
12/31/2013  N/A15.6150
12/31/2014  15.61517.2680
12/31/2015  17.26816.7440
3.25%
12/31/2013  N/A15.5400
12/31/2014  15.54017.1760
12/31/2015  17.17616.6470
3.30%
12/31/2009  N/A9.2630
12/31/2010  9.26310.1240
12/31/2011  10.1249.5810
12/31/2012  9.58110.8560
12/31/2013  10.85614.3800
12/31/2014  14.38015.8861
12/31/2015  15.88615.3891
3.40%
12/31/2013  N/A15.3160
12/31/2014  15.31616.9030
12/31/2015  16.90316.3572
3.45%
12/31/2013  N/A15.2420
12/31/2014  15.24216.8130
12/31/2015  16.81316.2620
3.55%
12/31/2013  N/A15.0950
12/31/2014  15.09516.6340
12/31/2015  16.63416.0730
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MetWest Total Return Bond Fund
1.65%
12/31/2015  N/A9.8661
1.70%
12/31/2015  N/A9.8609
1.75%
12/31/2015  N/A9.8550
1.90%
12/31/2015  N/A9.8383
1.95%
12/31/2015  N/A9.8330
2.05%
12/31/2015  N/A9.8220
AZL MFS Investors Trust Fund
1.65%
12/31/2007  N/A14.7722
12/31/2008  14.7728.7025
12/31/2009  8.70212.9943
12/31/2010  12.99414.1895
12/31/2011  14.18913.64811
12/31/2012  13.64815.96614
12/31/2013  15.96620.69512
12/31/2014  20.69522.5449
12/31/2015  22.54422.1757
1.70%
12/31/2007  N/A14.7520
12/31/2008  14.7528.6860
12/31/2009  8.68612.9646
12/31/2010  12.96414.14810
12/31/2011  14.14813.60216
12/31/2012  13.60215.90526
12/31/2013  15.90520.60527
12/31/2014  20.60522.43625
12/31/2015  22.43622.05720
1.75%
12/31/2009  N/A12.9330
12/31/2010  12.93314.1080
12/31/2011  14.10813.5570
12/31/2012  13.55715.8440
12/31/2013  15.84420.5160
12/31/2014  20.51622.3270
12/31/2015  22.32721.9400
1.80%
12/31/2008  N/A8.65419
12/31/2009  8.65412.90338
12/31/2010  12.90314.06939
12/31/2011  14.06913.51233
12/31/2012  13.51215.78430
12/31/2013  15.78420.42823
12/31/2014  20.42822.22019
12/31/2015  22.22021.82315

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A14.6745
12/31/2008  14.6748.6225
12/31/2009  8.62212.84323
12/31/2010  12.84313.9896
12/31/2011  13.98913.42226
12/31/2012  13.42215.66330
12/31/2013  15.66320.25143
12/31/2014  20.25122.0057
12/31/2015  22.00521.59115
1.95%
12/31/2007  N/A14.6540
12/31/2008  14.6548.6074
12/31/2009  8.60712.81335
12/31/2010  12.81313.94939
12/31/2011  13.94913.37742
12/31/2012  13.37715.60348
12/31/2013  15.60320.16344
12/31/2014  20.16321.89935
12/31/2015  21.89921.47631
2.05%
12/31/2008  N/A8.5755
12/31/2009  8.57512.7545
12/31/2010  12.75413.8714
12/31/2011  13.87113.2895
12/31/2012  13.28915.4845
12/31/2013  15.48419.9894
12/31/2014  19.98921.6893
12/31/2015  21.68921.2483
2.10%
12/31/2007  N/A14.5950
12/31/2008  14.5958.55910
12/31/2009  8.55912.72330
12/31/2010  12.72313.83136
12/31/2011  13.83113.24434
12/31/2012  13.24415.42427
12/31/2013  15.42419.90222
12/31/2014  19.90221.58318
12/31/2015  21.58321.13515
2.15%
12/31/2008  N/A8.5440
12/31/2009  8.54412.6940
12/31/2010  12.69413.7920
12/31/2011  13.79213.2000
12/31/2012  13.20015.3660
12/31/2013  15.36619.8170
12/31/2014  19.81721.4800
12/31/2015  21.48021.0230
2.20%
12/31/2008  N/A8.4670
12/31/2009  8.46712.5746
12/31/2010  12.57413.6546
12/31/2011  13.65413.0627
12/31/2012  13.06215.1975
12/31/2013  15.19719.5897
12/31/2014  19.58921.2236
12/31/2015  21.22320.7615
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A14.5370
12/31/2008  14.5378.5126
12/31/2009  8.51212.6348
12/31/2010  12.63413.71312
12/31/2011  13.71313.11212
12/31/2012  13.11215.24712
12/31/2013  15.24719.6458
12/31/2014  19.64521.2726
12/31/2015  21.27220.7996
2.30%
12/31/2008  N/A8.49716
12/31/2009  8.49712.60520
12/31/2010  12.60513.67519
12/31/2011  13.67513.06817
12/31/2012  13.06815.18911
12/31/2013  15.18919.5608
12/31/2014  19.56021.1707
12/31/2015  21.17020.6885
2.35%
12/31/2007  N/A14.4980
12/31/2008  14.4988.4817
12/31/2009  8.48112.57513
12/31/2010  12.57513.63610
12/31/2011  13.63613.0259
12/31/2012  13.02515.1318
12/31/2013  15.13119.4756
12/31/2014  19.47521.0674
12/31/2015  21.06720.5782
2.40%
12/31/2007  N/A14.4790
12/31/2008  14.4798.4651
12/31/2009  8.46512.5461
12/31/2010  12.54613.5972
12/31/2011  13.59712.9811
12/31/2012  12.98115.0731
12/31/2013  15.07319.3901
12/31/2014  19.39020.9660
12/31/2015  20.96620.4680
2.45%
12/31/2008  N/A8.4500
12/31/2009  8.45012.5179
12/31/2010  12.51713.55910
12/31/2011  13.55912.9388
12/31/2012  12.93815.0158
12/31/2013  15.01519.3066
12/31/2014  19.30620.8646
12/31/2015  20.86420.3595
2.50%
12/31/2007  N/A14.4400
12/31/2008  14.4408.43411
12/31/2009  8.43412.48716
12/31/2010  12.48713.52018
12/31/2011  13.52012.89514
12/31/2012  12.89514.95714
12/31/2013  14.95719.2237
12/31/2014  19.22320.7642
12/31/2015  20.76420.2512

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A14.4210
12/31/2008  14.4218.4192
12/31/2009  8.41912.4583
12/31/2010  12.45813.4823
12/31/2011  13.48212.8523
12/31/2012  12.85214.9003
12/31/2013  14.90019.1403
12/31/2014  19.14020.6631
12/31/2015  20.66320.1430
2.60%
12/31/2007  N/A14.4010
12/31/2008  14.4018.4035
12/31/2009  8.40312.42910
12/31/2010  12.42913.4446
12/31/2011  13.44412.8095
12/31/2012  12.80914.8436
12/31/2013  14.84319.0575
12/31/2014  19.05720.5646
12/31/2015  20.56420.0355
2.65%
12/31/2007  N/A14.3820
12/31/2008  14.3828.3884
12/31/2009  8.38812.4008
12/31/2010  12.40013.4069
12/31/2011  13.40612.7679
12/31/2012  12.76714.7867
12/31/2013  14.78618.9745
12/31/2014  18.97420.4640
12/31/2015  20.46419.9290
2.70%
12/31/2008  N/A8.3720
12/31/2009  8.37212.3712
12/31/2010  12.37113.3682
12/31/2011  13.36812.7242
12/31/2012  12.72414.7292
12/31/2013  14.72918.8922
12/31/2014  18.89220.3651
12/31/2015  20.36519.8231
2.75%
12/31/2007  N/A14.3440
12/31/2008  14.3448.3573
12/31/2009  8.35712.34210
12/31/2010  12.34213.33010
12/31/2011  13.33012.68210
12/31/2012  12.68214.6739
12/31/2013  14.67318.8109
12/31/2014  18.81020.26710
12/31/2015  20.26719.7179
2.80%
12/31/2007  N/A14.3250
12/31/2008  14.3258.3424
12/31/2009  8.34212.3137
12/31/2010  12.31313.2927
12/31/2011  13.29212.6396
12/31/2012  12.63914.6175
12/31/2013  14.61718.7294
12/31/2014  18.72920.1690
12/31/2015  20.16919.6120
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A8.3260
12/31/2009  8.32612.2851
12/31/2010  12.28513.2541
12/31/2011  13.25412.5971
12/31/2012  12.59714.5610
12/31/2013  14.56118.6481
12/31/2014  18.64820.0721
12/31/2015  20.07219.5082
2.90%
12/31/2007  N/A14.1850
12/31/2008  14.1858.2521
12/31/2009  8.25212.1691
12/31/2010  12.16913.1231
12/31/2011  13.12312.4662
12/31/2012  12.46614.4022
12/31/2013  14.40218.4356
12/31/2014  18.43519.8335
12/31/2015  19.83319.2666
2.95%
12/31/2013  N/A18.4860
12/31/2014  18.48619.8790
12/31/2015  19.87919.3000
3.00%
12/31/2008  N/A8.2810
12/31/2009  8.28112.2000
12/31/2010  12.20013.1430
12/31/2011  13.14312.4730
12/31/2012  12.47314.3950
12/31/2013  14.39518.4082
12/31/2014  18.40819.7847
12/31/2015  19.78419.1996
3.05%
12/31/2007  N/A14.1280
12/31/2008  14.1288.2070
12/31/2009  8.20712.0841
12/31/2010  12.08413.0123
12/31/2011  13.01212.3423
12/31/2012  12.34214.2373
12/31/2013  14.23718.1973
12/31/2014  18.19719.5483
12/31/2015  19.54818.9603
3.10%
12/31/2013  N/A18.2482
12/31/2014  18.24819.5934
12/31/2015  19.59318.9944
3.15%
12/31/2008  N/A8.2360
12/31/2009  8.23612.1150
12/31/2010  12.11513.0320
12/31/2011  13.03212.3490
12/31/2012  12.34914.2300
12/31/2013  14.23018.1690
12/31/2014  18.16919.4985
12/31/2015  19.49818.8935

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A19.1520
12/31/2014  19.15220.5420
12/31/2015  20.54219.8950
3.25%
12/31/2013  N/A19.0691
12/31/2014  19.06920.4432
12/31/2015  20.44319.7892
3.30%
12/31/2009  N/A12.0300
12/31/2010  12.03012.9210
12/31/2011  12.92112.2260
12/31/2012  12.22614.0670
12/31/2013  14.06717.9350
12/31/2014  17.93519.2184
12/31/2015  19.21818.5943
3.40%
12/31/2013  N/A18.8220
12/31/2014  18.82220.1481
12/31/2015  20.14819.4741
3.45%
12/31/2013  N/A18.7400
12/31/2014  18.74020.0510
12/31/2015  20.05119.3700
3.55%
12/31/2013  N/A18.5780
12/31/2014  18.57819.8574
12/31/2015  19.85719.1654
AZL MFS Mid Cap Value Fund
1.65%
12/31/2007  N/A10.2762
12/31/2008  10.2764.8365
12/31/2009  4.8366.2943
12/31/2010  6.2947.59426
12/31/2011  7.5947.20351
12/31/2012  7.2038.22081
12/31/2013  8.22010.909103
12/31/2014  10.90911.89966
12/31/2015  11.89911.41152
1.70%
12/31/2007  N/A10.2670
12/31/2008  10.2674.8300
12/31/2009  4.8306.2821
12/31/2010  6.2827.5767
12/31/2011  7.5767.18327
12/31/2012  7.1838.193100
12/31/2013  8.19310.867116
12/31/2014  10.86711.84895
12/31/2015  11.84811.35572
1.75%
12/31/2009  N/A6.2710
12/31/2010  6.2717.5580
12/31/2011  7.5587.1621
12/31/2012  7.1628.1661
12/31/2013  8.16610.8251
12/31/2014  10.82511.7970
12/31/2015  11.79711.3010
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A4.8177
12/31/2009  4.8176.25925
12/31/2010  6.2597.54127
12/31/2011  7.5417.14222
12/31/2012  7.1428.13917
12/31/2013  8.13910.78418
12/31/2014  10.78411.74649
12/31/2015  11.74611.24661
1.90%
12/31/2007  N/A10.2330
12/31/2008  10.2334.8040
12/31/2009  4.8046.2364
12/31/2010  6.2367.50517
12/31/2011  7.5057.10228
12/31/2012  7.1028.08452
12/31/2013  8.08410.70147
12/31/2014  10.70111.64449
12/31/2015  11.64411.13824
1.95%
12/31/2007  N/A10.2240
12/31/2008  10.2244.7983
12/31/2009  4.7986.22531
12/31/2010  6.2257.48844
12/31/2011  7.4887.08257
12/31/2012  7.0828.05783
12/31/2013  8.05710.66081
12/31/2014  10.66011.59360
12/31/2015  11.59311.08461
2.05%
12/31/2008  N/A4.7851
12/31/2009  4.7856.2023
12/31/2010  6.2027.4533
12/31/2011  7.4537.0425
12/31/2012  7.0428.0044
12/31/2013  8.00410.57911
12/31/2014  10.57911.4949
12/31/2015  11.49410.9773
2.10%
12/31/2007  N/A10.1980
12/31/2008  10.1984.77813
12/31/2009  4.7786.19138
12/31/2010  6.1917.43549
12/31/2011  7.4357.02157
12/31/2012  7.0217.97752
12/31/2013  7.97710.53846
12/31/2014  10.53811.44323
12/31/2015  11.44310.92421
2.15%
12/31/2008  N/A4.7720
12/31/2009  4.7726.1790
12/31/2010  6.1797.4180
12/31/2011  7.4187.0020
12/31/2012  7.0027.9510
12/31/2013  7.95110.4980
12/31/2014  10.49811.3940
12/31/2015  11.39410.8720

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2008  N/A4.7460
12/31/2009  4.7466.1423
12/31/2010  6.1427.3703
12/31/2011  7.3706.9533
12/31/2012  6.9537.8913
12/31/2013  7.89110.4142
12/31/2014  10.41411.2972
12/31/2015  11.29710.7742
2.25%
12/31/2007  N/A10.1730
12/31/2008  10.1734.7592
12/31/2009  4.7596.1563
12/31/2010  6.1567.3837
12/31/2011  7.3836.9628
12/31/2012  6.9627.8976
12/31/2013  7.89710.4178
12/31/2014  10.41711.2950
12/31/2015  11.29510.7670
2.30%
12/31/2008  N/A4.7530
12/31/2009  4.7536.1451
12/31/2010  6.1457.3661
12/31/2011  7.3666.9421
12/31/2012  6.9427.8711
12/31/2013  7.87110.3771
12/31/2014  10.37711.2461
12/31/2015  11.24610.7151
2.35%
12/31/2007  N/A10.1560
12/31/2008  10.1564.74611
12/31/2009  4.7466.13417
12/31/2010  6.1347.34913
12/31/2011  7.3496.92314
12/31/2012  6.9237.84511
12/31/2013  7.84510.33714
12/31/2014  10.33711.19814
12/31/2015  11.19810.6639
2.40%
12/31/2007  N/A10.1470
12/31/2008  10.1474.74011
12/31/2009  4.7406.12319
12/31/2010  6.1237.33218
12/31/2011  7.3326.90317
12/31/2012  6.9037.81914
12/31/2013  7.81910.29812
12/31/2014  10.29811.1490
12/31/2015  11.14910.6110
2.45%
12/31/2008  N/A4.7340
12/31/2009  4.7346.1114
12/31/2010  6.1117.3154
12/31/2011  7.3156.8832
12/31/2012  6.8837.7922
12/31/2013  7.79210.2582
12/31/2014  10.25811.1012
12/31/2015  11.10110.5601
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A10.1300
12/31/2008  10.1304.7273
12/31/2009  4.7276.1006
12/31/2010  6.1007.2984
12/31/2011  7.2986.8644
12/31/2012  6.8647.7663
12/31/2013  7.76610.2195
12/31/2014  10.21911.0533
12/31/2015  11.05310.5092
2.55%
12/31/2007  N/A10.1220
12/31/2008  10.1224.7210
12/31/2009  4.7216.0890
12/31/2010  6.0897.2800
12/31/2011  7.2806.8440
12/31/2012  6.8447.7413
12/31/2013  7.74110.1800
12/31/2014  10.18011.0050
12/31/2015  11.00510.4580
2.60%
12/31/2007  N/A10.1130
12/31/2008  10.1134.7155
12/31/2009  4.7156.0787
12/31/2010  6.0787.2635
12/31/2011  7.2636.8255
12/31/2012  6.8257.7155
12/31/2013  7.71510.1416
12/31/2014  10.14110.95721
12/31/2015  10.95710.40818
2.65%
12/31/2007  N/A10.1050
12/31/2008  10.1054.7080
12/31/2009  4.7086.0660
12/31/2010  6.0667.2462
12/31/2011  7.2466.8061
12/31/2012  6.8067.6890
12/31/2013  7.68910.1020
12/31/2014  10.10210.9100
12/31/2015  10.91010.3570
2.70%
12/31/2008  N/A4.7020
12/31/2009  4.7026.0550
12/31/2010  6.0557.2300
12/31/2011  7.2306.7860
12/31/2012  6.7867.6630
12/31/2013  7.66310.0630
12/31/2014  10.06310.8620
12/31/2015  10.86210.3070
2.75%
12/31/2007  N/A10.0880
12/31/2008  10.0884.6962
12/31/2009  4.6966.0443
12/31/2010  6.0447.2136
12/31/2011  7.2136.7676
12/31/2012  6.7677.6385
12/31/2013  7.63810.0255
12/31/2014  10.02510.81510
12/31/2015  10.81510.25812

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A10.0790
12/31/2008  10.0794.6891
12/31/2009  4.6896.0333
12/31/2010  6.0337.1964
12/31/2011  7.1966.7482
12/31/2012  6.7487.6122
12/31/2013  7.6129.9861
12/31/2014  9.98610.7690
12/31/2015  10.76910.2080
2.85%
12/31/2008  N/A4.6830
12/31/2009  4.6836.0220
12/31/2010  6.0227.1790
12/31/2011  7.1796.7290
12/31/2012  6.7297.5870
12/31/2013  7.5879.9482
12/31/2014  9.94810.7222
12/31/2015  10.72210.1591
2.90%
12/31/2007  N/A10.0210
12/31/2008  10.0214.65813
12/31/2009  4.6585.98616
12/31/2010  5.9867.13316
12/31/2011  7.1336.68214
12/31/2012  6.6827.53014
12/31/2013  7.5309.86917
12/31/2014  9.86910.63220
12/31/2015  10.63210.06820
2.95%
12/31/2013  N/A9.8720
12/31/2014  9.87210.6290
12/31/2015  10.62910.0610
3.00%
12/31/2008  N/A4.6650
12/31/2009  4.6655.9890
12/31/2010  5.9897.1292
12/31/2011  7.1296.6722
12/31/2012  6.6727.5122
12/31/2013  7.5129.8353
12/31/2014  9.83510.5841
12/31/2015  10.58410.0131
3.05%
12/31/2007  N/A9.9960
12/31/2008  9.9964.6390
12/31/2009  4.6395.9530
12/31/2010  5.9537.0830
12/31/2011  7.0836.6260
12/31/2012  6.6267.4550
12/31/2013  7.4559.7561
12/31/2014  9.75610.4940
12/31/2015  10.4949.9230
3.10%
12/31/2013  N/A9.7591
12/31/2014  9.75910.4924
12/31/2015  10.4929.9164
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2008  N/A4.6460
12/31/2009  4.6465.9560
12/31/2010  5.9567.0800
12/31/2011  7.0806.6160
12/31/2012  6.6167.4370
12/31/2013  7.4379.7220
12/31/2014  9.72210.4470
12/31/2015  10.4479.8683
3.20%
12/31/2013  N/A10.2240
12/31/2014  10.22410.9820
12/31/2015  10.98210.3680
3.25%
12/31/2013  N/A10.1851
12/31/2014  10.18510.9342
12/31/2015  10.93410.3182
3.30%
12/31/2009  N/A5.9240
12/31/2010  5.9247.0300
12/31/2011  7.0306.5600
12/31/2012  6.5607.3630
12/31/2013  7.3639.6110
12/31/2014  9.61110.3128
12/31/2015  10.3129.7276
3.40%
12/31/2013  N/A10.0680
12/31/2014  10.06810.7922
12/31/2015  10.79210.1693
3.45%
12/31/2013  N/A10.0300
12/31/2014  10.03010.7450
12/31/2015  10.74510.1200
3.55%
12/31/2013  N/A9.9530
12/31/2014  9.95310.6520
12/31/2015  10.65210.0230
AZL MFS Value Fund
1.65%
12/31/2007  N/A12.1810
12/31/2008  12.1817.6460
12/31/2009  7.6469.5162
12/31/2010  9.51610.28018
12/31/2011  10.2809.66127
12/31/2012  9.66111.08738
12/31/2013  11.08714.76840
12/31/2014  14.76816.01732
12/31/2015  16.01715.62524
1.70%
12/31/2007  N/A12.1400
12/31/2008  12.1407.6160
12/31/2009  7.6169.4750
12/31/2010  9.47510.2307
12/31/2011  10.2309.61022
12/31/2012  9.61011.02259
12/31/2013  11.02214.67561
12/31/2014  14.67515.90855
12/31/2015  15.90815.51039

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A9.4260
12/31/2010  9.42610.1730
12/31/2011  10.1739.5511
12/31/2012  9.55110.9501
12/31/2013  10.95014.5710
12/31/2014  14.57115.7870
12/31/2015  15.78715.3850
1.80%
12/31/2008  N/A7.5585
12/31/2009  7.5589.39317
12/31/2010  9.39310.13216
12/31/2011  10.1329.50816
12/31/2012  9.50810.89416
12/31/2013  10.89414.49021
12/31/2014  14.49015.69227
12/31/2015  15.69215.28427
1.90%
12/31/2007  N/A11.9790
12/31/2008  11.9797.5002
12/31/2009  7.5009.3122
12/31/2010  9.31210.0343
12/31/2011  10.0349.4076
12/31/2012  9.40710.7688
12/31/2013  10.76814.30760
12/31/2014  14.30715.47813
12/31/2015  15.47815.0626
1.95%
12/31/2007  N/A11.9390
12/31/2008  11.9397.4721
12/31/2009  7.4729.2715
12/31/2010  9.2719.9867
12/31/2011  9.9869.35713
12/31/2012  9.35710.70517
12/31/2013  10.70514.21716
12/31/2014  14.21715.37312
12/31/2015  15.37314.95111
2.05%
12/31/2008  N/A7.4140
12/31/2009  7.4149.1911
12/31/2010  9.1919.8891
12/31/2011  9.8899.2581
12/31/2012  9.25810.5811
12/31/2013  10.58114.0381
12/31/2014  14.03815.1641
12/31/2015  15.16414.7341
2.10%
12/31/2007  N/A11.8200
12/31/2008  11.8207.38619
12/31/2009  7.3869.15143
12/31/2010  9.1519.84244
12/31/2011  9.8429.20845
12/31/2012  9.20810.51941
12/31/2013  10.51913.94932
12/31/2014  13.94915.06124
12/31/2015  15.06114.62620
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008  N/A7.3580
12/31/2009  7.3589.1120
12/31/2010  9.1129.7940
12/31/2011  9.7949.1590
12/31/2012  9.15910.4581
12/31/2013  10.45813.8610
12/31/2014  13.86114.9580
12/31/2015  14.95814.5190
2.20%
12/31/2008  N/A7.1900
12/31/2009  7.1908.9000
12/31/2010  8.9009.5620
12/31/2011  9.5628.9370
12/31/2012  8.93710.1990
12/31/2013  10.19913.5113
12/31/2014  13.51114.5740
12/31/2015  14.57414.1390
2.25%
12/31/2007  N/A11.7030
12/31/2008  11.7037.3017
12/31/2009  7.3019.03310
12/31/2010  9.0339.70010
12/31/2011  9.7009.06211
12/31/2012  9.06210.33710
12/31/2013  10.33713.6869
12/31/2014  13.68614.7555
12/31/2015  14.75514.3072
2.30%
12/31/2008  N/A7.2740
12/31/2009  7.2748.9940
12/31/2010  8.9949.6530
12/31/2011  9.6539.0140
12/31/2012  9.01410.2760
12/31/2013  10.27613.6000
12/31/2014  13.60014.6540
12/31/2015  14.65414.2030
2.35%
12/31/2007  N/A11.6250
12/31/2008  11.6257.2463
12/31/2009  7.2468.9556
12/31/2010  8.9559.6067
12/31/2011  9.6068.9666
12/31/2012  8.96610.2175
12/31/2013  10.21713.51410
12/31/2014  13.51414.5547
12/31/2015  14.55414.0997
2.40%
12/31/2007  N/A11.5860
12/31/2008  11.5867.2181
12/31/2009  7.2188.9161
12/31/2010  8.9169.5601
12/31/2011  9.5608.9181
12/31/2012  8.91810.1570
12/31/2013  10.15713.4280
12/31/2014  13.42814.4550
12/31/2015  14.45513.9960

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2008  N/A7.1900
12/31/2009  7.1908.8782
12/31/2010  8.8789.5142
12/31/2011  9.5148.8712
12/31/2012  8.87110.0982
12/31/2013  10.09813.3441
12/31/2014  13.34414.3563
12/31/2015  14.35613.8931
2.50%
12/31/2007  N/A11.5090
12/31/2008  11.5097.1632
12/31/2009  7.1638.8394
12/31/2010  8.8399.4684
12/31/2011  9.4688.8234
12/31/2012  8.82310.0394
12/31/2013  10.03913.2595
12/31/2014  13.25914.2593
12/31/2015  14.25913.7923
2.55%
12/31/2007  N/A11.4710
12/31/2008  11.4717.1350
12/31/2009  7.1358.8010
12/31/2010  8.8019.4220
12/31/2011  9.4228.7760
12/31/2012  8.7769.9810
12/31/2013  9.98113.1750
12/31/2014  13.17514.1610
12/31/2015  14.16113.6910
2.60%
12/31/2007  N/A11.4320
12/31/2008  11.4327.1080
12/31/2009  7.1088.7631
12/31/2010  8.7639.3773
12/31/2011  9.3778.7303
12/31/2012  8.7309.9233
12/31/2013  9.92313.0927
12/31/2014  13.09214.0655
12/31/2015  14.06513.5914
2.65%
12/31/2007  N/A11.3940
12/31/2008  11.3947.0810
12/31/2009  7.0818.7250
12/31/2010  8.7259.3310
12/31/2011  9.3318.6830
12/31/2012  8.6839.8650
12/31/2013  9.86513.0090
12/31/2014  13.00913.9690
12/31/2015  13.96913.4911
2.70%
12/31/2008  N/A7.0540
12/31/2009  7.0548.6870
12/31/2010  8.6879.2860
12/31/2011  9.2868.6370
12/31/2012  8.6379.8070
12/31/2013  9.80712.9270
12/31/2014  12.92713.8740
12/31/2015  13.87413.3930
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A11.3180
12/31/2008  11.3187.0261
12/31/2009  7.0268.6491
12/31/2010  8.6499.2421
12/31/2011  9.2428.5911
12/31/2012  8.5919.7501
12/31/2013  9.75012.8452
12/31/2014  12.84513.7793
12/31/2015  13.77913.2956
2.80%
12/31/2007  N/A11.2810
12/31/2008  11.2817.0000
12/31/2009  7.0008.6120
12/31/2010  8.6129.1970
12/31/2011  9.1978.5450
12/31/2012  8.5459.6930
12/31/2013  9.69312.7640
12/31/2014  12.76413.6850
12/31/2015  13.68513.1970
2.85%
12/31/2008  N/A6.9730
12/31/2009  6.9738.5750
12/31/2010  8.5759.1530
12/31/2011  9.1538.5000
12/31/2012  8.5009.6370
12/31/2013  9.63712.6841
12/31/2014  12.68413.5923
12/31/2015  13.59213.1013
2.90%
12/31/2007  N/A10.9930
12/31/2008  10.9936.8140
12/31/2009  6.8148.3750
12/31/2010  8.3758.9350
12/31/2011  8.9358.2940
12/31/2012  8.2949.3990
12/31/2013  9.39912.3644
12/31/2014  12.36413.2433
12/31/2015  13.24312.7581
2.95%
12/31/2013  N/A12.5240
12/31/2014  12.52413.4070
12/31/2015  13.40712.9100
3.00%
12/31/2008  N/A6.8930
12/31/2009  6.8938.4640
12/31/2010  8.4649.0210
12/31/2011  9.0218.3650
12/31/2012  8.3659.4700
12/31/2013  9.47012.4451
12/31/2014  12.44513.3162
12/31/2015  13.31612.8152

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2007  N/A10.8830
12/31/2008  10.8836.7360
12/31/2009  6.7368.2670
12/31/2010  8.2678.8060
12/31/2011  8.8068.1620
12/31/2012  8.1629.2350
12/31/2013  9.23512.1310
12/31/2014  12.13112.9740
12/31/2015  12.97412.4800
3.10%
12/31/2013  N/A12.2880
12/31/2014  12.28813.1352
12/31/2015  13.13512.6292
3.15%
12/31/2008  N/A6.8140
12/31/2009  6.8148.3540
12/31/2010  8.3548.8910
12/31/2011  8.8918.2320
12/31/2012  8.2329.3050
12/31/2013  9.30512.2100
12/31/2014  12.21013.0450
12/31/2015  13.04512.5360
3.20%
12/31/2013  N/A12.9590
12/31/2014  12.95913.8390
12/31/2015  13.83913.2920
3.25%
12/31/2013  N/A12.8771
12/31/2014  12.87713.7441
12/31/2015  13.74413.1951
3.30%
12/31/2009  N/A8.2460
12/31/2010  8.2468.7630
12/31/2011  8.7638.1010
12/31/2012  8.1019.1430
12/31/2013  9.14311.9800
12/31/2014  11.98012.7800
12/31/2015  12.78012.2630
3.40%
12/31/2013  N/A12.6340
12/31/2014  12.63413.4650
12/31/2015  13.46512.9073
3.45%
12/31/2013  N/A12.5540
12/31/2014  12.55413.3730
12/31/2015  13.37312.8130
3.55%
12/31/2013  N/A12.3960
12/31/2014  12.39613.1910
12/31/2015  13.19112.6260
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Mid Cap Index Fund
1.65%
12/31/2010  N/A11.6191
12/31/2011  11.61911.1658
12/31/2012  11.16512.87128
12/31/2013  12.87116.80237
12/31/2014  16.80218.04937
12/31/2015  18.04917.28031
1.70%
12/31/2010  N/A11.6181
12/31/2011  11.61811.1577
12/31/2012  11.15712.85624
12/31/2013  12.85616.77548
12/31/2014  16.77518.01142
12/31/2015  18.01117.23440
1.75%
12/31/2010  N/A11.6160
12/31/2011  11.61611.1500
12/31/2012  11.15012.8420
12/31/2013  12.84216.7470
12/31/2014  16.74717.9720
12/31/2015  17.97217.1880
1.80%
12/31/2010  N/A11.6140
12/31/2011  11.61411.1431
12/31/2012  11.14312.8274
12/31/2013  12.82716.71911
12/31/2014  16.71917.9348
12/31/2015  17.93417.1437
1.90%
12/31/2010  N/A11.6110
12/31/2011  11.61111.1294
12/31/2012  11.12912.79841
12/31/2013  12.79816.66465
12/31/2014  16.66417.85720
12/31/2015  17.85717.05219
1.95%
12/31/2010  N/A11.6090
12/31/2011  11.60911.12128
12/31/2012  11.12112.78332
12/31/2013  12.78316.63733
12/31/2014  16.63717.81831
12/31/2015  17.81817.00717
2.05%
12/31/2010  N/A11.6066
12/31/2011  11.60611.1076
12/31/2012  11.10712.7546
12/31/2013  12.75416.5825
12/31/2014  16.58217.7425
12/31/2015  17.74216.9184
2.10%
12/31/2010  N/A11.6040
12/31/2011  11.60411.1000
12/31/2012  11.10012.7390
12/31/2013  12.73916.5552
12/31/2014  16.55517.7041
12/31/2015  17.70416.8734

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2010  N/A11.6020
12/31/2011  11.60211.0930
12/31/2012  11.09312.7240
12/31/2013  12.72416.5280
12/31/2014  16.52817.6660
12/31/2015  17.66616.8280
2.20%
12/31/2010  N/A11.6011
12/31/2011  11.60111.0861
12/31/2012  11.08612.7101
12/31/2013  12.71016.5011
12/31/2014  16.50117.6281
12/31/2015  17.62816.7841
2.25%
12/31/2010  N/A11.5990
12/31/2011  11.59911.0794
12/31/2012  11.07912.6954
12/31/2013  12.69516.4730
12/31/2014  16.47317.5901
12/31/2015  17.59016.7390
2.30%
12/31/2010  N/A11.5970
12/31/2011  11.59711.0710
12/31/2012  11.07112.6810
12/31/2013  12.68116.4462
12/31/2014  16.44617.5532
12/31/2015  17.55316.6951
2.35%
12/31/2010  N/A11.5960
12/31/2011  11.59611.0641
12/31/2012  11.06412.6661
12/31/2013  12.66616.4191
12/31/2014  16.41917.5151
12/31/2015  17.51516.6511
2.40%
12/31/2010  N/A11.5940
12/31/2011  11.59411.0570
12/31/2012  11.05712.6520
12/31/2013  12.65216.3920
12/31/2014  16.39217.4770
12/31/2015  17.47716.6071
2.45%
12/31/2010  N/A11.5920
12/31/2011  11.59211.0500
12/31/2012  11.05012.6370
12/31/2013  12.63716.3651
12/31/2014  16.36517.4400
12/31/2015  17.44016.5630
2.50%
12/31/2010  N/A11.5910
12/31/2011  11.59111.0430
12/31/2012  11.04312.6230
12/31/2013  12.62316.3380
12/31/2014  16.33817.4031
12/31/2015  17.40316.5191
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2010  N/A11.5890
12/31/2011  11.58911.0360
12/31/2012  11.03612.6080
12/31/2013  12.60816.3110
12/31/2014  16.31117.3650
12/31/2015  17.36516.4760
2.60%
12/31/2010  N/A11.5870
12/31/2011  11.58711.0290
12/31/2012  11.02912.5943
12/31/2013  12.59414.8754
12/31/2014  14.87515.8287
12/31/2015  15.82815.0106
2.65%
12/31/2010  N/A11.5860
12/31/2011  11.58611.0220
12/31/2012  11.02212.5791
12/31/2013  12.57916.2581
12/31/2014  16.25817.2911
12/31/2015  17.29116.3891
2.70%
12/31/2010  N/A11.5840
12/31/2011  11.58411.0150
12/31/2012  11.01512.5650
12/31/2013  12.56516.2310
12/31/2014  16.23117.2540
12/31/2015  17.25416.3450
2.75%
12/31/2010  N/A11.5820
12/31/2011  11.58211.0072
12/31/2012  11.00712.5512
12/31/2013  12.55114.7931
12/31/2014  14.79315.7181
12/31/2015  15.71814.8831
2.80%
12/31/2010  N/A11.5810
12/31/2011  11.58111.0000
12/31/2012  11.00012.5360
12/31/2013  12.53616.1780
12/31/2014  16.17817.1800
12/31/2015  17.18016.2590
2.85%
12/31/2010  N/A11.5790
12/31/2011  11.57910.9930
12/31/2012  10.99312.5220
12/31/2013  12.52214.7390
12/31/2014  14.73915.6440
12/31/2015  15.64414.7990
2.90%
12/31/2010  N/A11.5770
12/31/2011  11.57710.9860
12/31/2012  10.98612.5070
12/31/2013  12.50714.7120
12/31/2014  14.71215.6080
12/31/2015  15.60814.7570

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A14.6850
12/31/2014  14.68515.5710
12/31/2015  15.57114.7150
3.00%
12/31/2010  N/A11.5740
12/31/2011  11.57410.9720
12/31/2012  10.97212.4790
12/31/2013  12.47914.6580
12/31/2014  14.65815.5350
12/31/2015  15.53514.6730
3.05%
12/31/2010  N/A11.5720
12/31/2011  11.57210.9650
12/31/2012  10.96512.4640
12/31/2013  12.46414.6310
12/31/2014  14.63115.4990
12/31/2015  15.49914.6310
3.10%
12/31/2013  N/A14.6040
12/31/2014  14.60415.4635
12/31/2015  15.46314.5905
3.15%
12/31/2010  N/A11.5690
12/31/2011  11.56910.9510
12/31/2012  10.95112.4360
12/31/2013  12.43614.5770
12/31/2014  14.57715.4260
12/31/2015  15.42614.5490
3.20%
12/31/2013  N/A21.3280
12/31/2014  21.32822.5580
12/31/2015  22.55821.2640
3.25%
12/31/2013  N/A21.2770
12/31/2014  21.27722.4940
12/31/2015  22.49421.1930
3.30%
12/31/2013  N/A21.2270
12/31/2014  21.22722.4300
12/31/2015  22.43021.1220
3.40%
12/31/2013  N/A21.1280
12/31/2014  21.12822.3020
12/31/2015  22.30220.9812
3.45%
12/31/2013  N/A21.0780
12/31/2014  21.07822.2390
12/31/2015  22.23920.9100
3.55%
12/31/2013  N/A20.9790
12/31/2014  20.97922.1120
12/31/2015  22.11220.7700
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL Morgan Stanley Global Real Estate Fund
1.65%
12/31/2007  N/A10.8061
12/31/2008  10.8065.7583
12/31/2009  5.7587.9402
12/31/2010  7.9409.4395
12/31/2011  9.4398.3629
12/31/2012  8.36210.6806
12/31/2013  10.68010.8225
12/31/2014  10.82212.1113
12/31/2015  12.11111.7532
1.70%
12/31/2007  N/A10.7971
12/31/2008  10.7975.7501
12/31/2009  5.7507.9251
12/31/2010  7.9259.4172
12/31/2011  9.4178.33813
12/31/2012  8.33810.64413
12/31/2013  10.64410.7819
12/31/2014  10.78112.0596
12/31/2015  12.05911.6976
1.75%
12/31/2009  N/A7.9101
12/31/2010  7.9109.3951
12/31/2011  9.3958.3140
12/31/2012  8.31410.6090
12/31/2013  10.60910.7400
12/31/2014  10.74012.0060
12/31/2015  12.00611.6400
1.80%
12/31/2008  N/A5.73512
12/31/2009  5.7357.89617
12/31/2010  7.8969.37316
12/31/2011  9.3738.29118
12/31/2012  8.29110.57313
12/31/2013  10.57310.69911
12/31/2014  10.69911.9555
12/31/2015  11.95511.5844
1.90%
12/31/2007  N/A10.7614
12/31/2008  10.7615.7197
12/31/2009  5.7197.8674
12/31/2010  7.8679.3294
12/31/2011  9.3298.2445
12/31/2012  8.24410.5033
12/31/2013  10.50310.6172
12/31/2014  10.61711.85121
12/31/2015  11.85111.4721
1.95%
12/31/2007  N/A10.7520
12/31/2008  10.7525.7113
12/31/2009  5.7117.85214
12/31/2010  7.8529.30713
12/31/2011  9.3078.22116
12/31/2012  8.22110.46814
12/31/2013  10.46810.57625
12/31/2014  10.57611.80024
12/31/2015  11.80011.4176

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A5.6961
12/31/2009  5.6967.8241
12/31/2010  7.8249.2640
12/31/2011  9.2648.1740
12/31/2012  8.17410.3980
12/31/2013  10.39810.4950
12/31/2014  10.49511.6980
12/31/2015  11.69811.3070
2.10%
12/31/2007  N/A10.7250
12/31/2008  10.7255.68914
12/31/2009  5.6897.80929
12/31/2010  7.8099.24231
12/31/2011  9.2428.15130
12/31/2012  8.15110.36327
12/31/2013  10.36310.45524
12/31/2014  10.45511.64715
12/31/2015  11.64711.25211
2.15%
12/31/2008  N/A5.6810
12/31/2009  5.6817.7950
12/31/2010  7.7959.2210
12/31/2011  9.2218.1280
12/31/2012  8.12810.3290
12/31/2013  10.32910.4150
12/31/2014  10.41511.5970
12/31/2015  11.59711.1980
2.20%
12/31/2008  N/A5.6500
12/31/2009  5.6507.7483
12/31/2010  7.7489.1614
12/31/2011  9.1618.0712
12/31/2012  8.07110.2522
12/31/2013  10.25210.3322
12/31/2014  10.33211.4982
12/31/2015  11.49811.0982
2.25%
12/31/2007  N/A10.6980
12/31/2008  10.6985.6669
12/31/2009  5.6667.7669
12/31/2010  7.7669.17711
12/31/2011  9.1778.08217
12/31/2012  8.08210.26013
12/31/2013  10.26010.3357
12/31/2014  10.33511.4962
12/31/2015  11.49611.0902
2.30%
12/31/2008  N/A5.6582
12/31/2009  5.6587.7523
12/31/2010  7.7529.1562
12/31/2011  9.1568.0592
12/31/2012  8.05910.2262
12/31/2013  10.22610.2951
12/31/2014  10.29511.4471
12/31/2015  11.44711.0361
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A10.6800
12/31/2008  10.6805.6518
12/31/2009  5.6517.7389
12/31/2010  7.7389.1355
12/31/2011  9.1358.0365
12/31/2012  8.03610.1924
12/31/2013  10.19210.2563
12/31/2014  10.25611.3971
12/31/2015  11.39710.9831
2.40%
12/31/2007  N/A10.6710
12/31/2008  10.6715.6435
12/31/2009  5.6437.7239
12/31/2010  7.7239.1137
12/31/2011  9.1138.0137
12/31/2012  8.01310.1586
12/31/2013  10.15810.2166
12/31/2014  10.21611.3481
12/31/2015  11.34810.9301
2.45%
12/31/2008  N/A5.6352
12/31/2009  5.6357.7093
12/31/2010  7.7099.0923
12/31/2011  9.0927.9903
12/31/2012  7.99010.1244
12/31/2013  10.12410.1774
12/31/2014  10.17711.2982
12/31/2015  11.29810.8772
2.50%
12/31/2007  N/A10.6530
12/31/2008  10.6535.6281
12/31/2009  5.6287.6952
12/31/2010  7.6959.0714
12/31/2011  9.0717.9682
12/31/2012  7.96810.0901
12/31/2013  10.09010.1381
12/31/2014  10.13811.2491
12/31/2015  11.24910.8251
2.55%
12/31/2007  N/A10.6450
12/31/2008  10.6455.6201
12/31/2009  5.6207.6811
12/31/2010  7.6819.0491
12/31/2011  9.0497.9451
12/31/2012  7.94510.0561
12/31/2013  10.05610.0991
12/31/2014  10.09911.2010
12/31/2015  11.20110.7720
2.60%
12/31/2007  N/A10.6360
12/31/2008  10.6365.61311
12/31/2009  5.6137.66712
12/31/2010  7.6679.02814
12/31/2011  9.0287.92313
12/31/2012  7.92310.02313
12/31/2013  10.02310.06110
12/31/2014  10.06111.1528
12/31/2015  11.15210.7207

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A10.6270
12/31/2008  10.6275.6050
12/31/2009  5.6057.6530
12/31/2010  7.6539.0071
12/31/2011  9.0077.9001
12/31/2012  7.9009.9890
12/31/2013  9.98910.0220
12/31/2014  10.02211.1040
12/31/2015  11.10410.6690
2.70%
12/31/2008  N/A5.5980
12/31/2009  5.5987.6393
12/31/2010  7.6398.9863
12/31/2011  8.9867.8783
12/31/2012  7.8789.9563
12/31/2013  9.9569.9843
12/31/2014  9.98411.0563
12/31/2015  11.05610.6172
2.75%
12/31/2007  N/A10.6090
12/31/2008  10.6095.5907
12/31/2009  5.5907.62511
12/31/2010  7.6258.96510
12/31/2011  8.9657.85610
12/31/2012  7.8569.92311
12/31/2013  9.9239.94512
12/31/2014  9.94511.00811
12/31/2015  11.00810.56610
2.80%
12/31/2007  N/A10.6000
12/31/2008  10.6005.5831
12/31/2009  5.5837.6113
12/31/2010  7.6118.9442
12/31/2011  8.9447.8331
12/31/2012  7.8339.8900
12/31/2013  9.8909.9071
12/31/2014  9.90710.9600
12/31/2015  10.96010.5150
2.85%
12/31/2008  N/A5.5750
12/31/2009  5.5757.5973
12/31/2010  7.5978.9233
12/31/2011  8.9237.8113
12/31/2012  7.8119.8570
12/31/2013  9.8579.8691
12/31/2014  9.86910.9132
12/31/2015  10.91310.4642
2.90%
12/31/2007  N/A10.5390
12/31/2008  10.5395.5458
12/31/2009  5.5457.5528
12/31/2010  7.5528.8667
12/31/2011  8.8667.7577
12/31/2012  7.7579.7836
12/31/2013  9.7839.7919
12/31/2014  9.79110.8218
12/31/2015  10.82110.3717
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A9.7940
12/31/2014  9.79410.8180
12/31/2015  10.81810.3630
3.00%
12/31/2008  N/A5.5540
12/31/2009  5.5547.5550
12/31/2010  7.5558.8620
12/31/2011  8.8627.7460
12/31/2012  7.7469.7590
12/31/2013  9.7599.7571
12/31/2014  9.75710.7721
12/31/2015  10.77210.3142
3.05%
12/31/2007  N/A10.5120
12/31/2008  10.5125.5235
12/31/2009  5.5237.5104
12/31/2010  7.5108.8045
12/31/2011  8.8047.6915
12/31/2012  7.6919.6865
12/31/2013  9.6869.6796
12/31/2014  9.67910.6815
12/31/2015  10.68110.2215
3.10%
12/31/2013  N/A9.6822
12/31/2014  9.68210.6795
12/31/2015  10.67910.2145
3.15%
12/31/2008  N/A5.5310
12/31/2009  5.5317.5140
12/31/2010  7.5148.8000
12/31/2011  8.8007.6800
12/31/2012  7.6809.6620
12/31/2013  9.6629.6450
12/31/2014  9.64510.6320
12/31/2015  10.63210.1650
3.20%
12/31/2013  N/A10.3510
12/31/2014  10.35111.4060
12/31/2015  11.40610.8990
3.25%
12/31/2013  N/A10.3123
12/31/2014  10.31211.3566
12/31/2015  11.35610.8466
3.30%
12/31/2009  N/A7.4730
12/31/2010  7.4738.7380
12/31/2011  8.7387.6150
12/31/2012  7.6159.5660
12/31/2013  9.5669.5350
12/31/2014  9.53510.4965
12/31/2015  10.49610.0194
3.40%
12/31/2013  N/A10.1930
12/31/2014  10.19311.2091
12/31/2015  11.20910.6891

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A10.1540
12/31/2014  10.15411.1610
12/31/2015  11.16110.6380
3.55%
12/31/2013  N/A10.0760
12/31/2014  10.07611.0641
12/31/2015  11.06410.5351
AZL Multi-Manager Mid Cap Growth Fund
1.65%
12/31/2007  N/A15.9251
12/31/2008  15.9258.0643
12/31/2009  8.06412.50610
12/31/2010  12.50616.29916
12/31/2011  16.29914.98028
12/31/2012  14.98015.96537
12/31/2013  15.96521.81930
12/31/2014  21.81921.63827
12/31/2015  21.63819.96220
1.70%
12/31/2007  N/A15.8721
12/31/2008  15.8728.0333
12/31/2009  8.03312.4517
12/31/2010  12.45116.22011
12/31/2011  16.22014.90037
12/31/2012  14.90015.87280
12/31/2013  15.87221.68187
12/31/2014  21.68121.49181
12/31/2015  21.49119.81673
1.75%
12/31/2009  N/A12.3881
12/31/2010  12.38816.1296
12/31/2011  16.12914.8096
12/31/2012  14.80915.7675
12/31/2013  15.76721.5275
12/31/2014  21.52721.3274
12/31/2015  21.32719.6563
1.80%
12/31/2008  N/A7.97112
12/31/2009  7.97112.34422
12/31/2010  12.34416.06448
12/31/2011  16.06414.74251
12/31/2012  14.74215.68853
12/31/2013  15.68821.40837
12/31/2014  21.40821.19924
12/31/2015  21.19919.52820
1.90%
12/31/2007  N/A15.6611
12/31/2008  15.6617.9107
12/31/2009  7.91012.2378
12/31/2010  12.23715.90922
12/31/2011  15.90914.58519
12/31/2012  14.58515.50641
12/31/2013  15.50621.13849
12/31/2014  21.13820.91133
12/31/2015  20.91119.24328
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A15.6090
12/31/2008  15.6097.8800
12/31/2009  7.88012.18413
12/31/2010  12.18415.83232
12/31/2011  15.83214.50835
12/31/2012  14.50815.41560
12/31/2013  15.41521.00577
12/31/2014  21.00520.76875
12/31/2015  20.76819.10263
2.05%
12/31/2008  N/A7.8201
12/31/2009  7.82012.0791
12/31/2010  12.07915.6801
12/31/2011  15.68014.3541
12/31/2012  14.35415.2361
12/31/2013  15.23620.7401
12/31/2014  20.74020.4861
12/31/2015  20.48618.8240
2.10%
12/31/2007  N/A15.4540
12/31/2008  15.4547.79061
12/31/2009  7.79012.02789
12/31/2010  12.02715.604111
12/31/2011  15.60414.277107
12/31/2012  14.27715.148110
12/31/2013  15.14820.60988
12/31/2014  20.60920.34670
12/31/2015  20.34618.68667
2.15%
12/31/2008  N/A7.7600
12/31/2009  7.76011.9750
12/31/2010  11.97515.5290
12/31/2011  15.52914.2010
12/31/2012  14.20115.0590
12/31/2013  15.05920.4790
12/31/2014  20.47920.2080
12/31/2015  20.20818.5500
2.20%
12/31/2008  N/A7.5830
12/31/2009  7.58311.6964
12/31/2010  11.69615.1604
12/31/2011  15.16013.8573
12/31/2012  13.85714.6873
12/31/2013  14.68719.9622
12/31/2014  19.96219.6882
12/31/2015  19.68818.0642
2.25%
12/31/2007  N/A15.3000
12/31/2008  15.3007.7015
12/31/2009  7.70111.8716
12/31/2010  11.87115.37911
12/31/2011  15.37914.05011
12/31/2012  14.05014.88412
12/31/2013  14.88420.2219
12/31/2014  20.22119.9337
12/31/2015  19.93318.2797

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A7.6712
12/31/2009  7.67111.8204
12/31/2010  11.82015.30511
12/31/2011  15.30513.97610
12/31/2012  13.97614.7986
12/31/2013  14.79820.0936
12/31/2014  20.09319.7976
12/31/2015  19.79718.1465
2.35%
12/31/2007  N/A15.1980
12/31/2008  15.1987.64210
12/31/2009  7.64211.76914
12/31/2010  11.76915.23119
12/31/2011  15.23113.90121
12/31/2012  13.90114.71217
12/31/2013  14.71219.96611
12/31/2014  19.96619.6628
12/31/2015  19.66218.0136
2.40%
12/31/2007  N/A15.1470
12/31/2008  15.1477.6132
12/31/2009  7.61311.7186
12/31/2010  11.71815.15816
12/31/2011  15.15813.82710
12/31/2012  13.82714.6268
12/31/2013  14.62619.8406
12/31/2014  19.84019.5282
12/31/2015  19.52817.8812
2.45%
12/31/2008  N/A7.5833
12/31/2009  7.58311.6675
12/31/2010  11.66715.08411
12/31/2011  15.08413.7549
12/31/2012  13.75414.54115
12/31/2013  14.54119.71415
12/31/2014  19.71419.39511
12/31/2015  19.39517.75011
2.50%
12/31/2007  N/A15.0460
12/31/2008  15.0467.5545
12/31/2009  7.55411.6164
12/31/2010  11.61615.01212
12/31/2011  15.01213.6808
12/31/2012  13.68014.4569
12/31/2013  14.45619.5909
12/31/2014  19.59019.2632
12/31/2015  19.26317.6201
2.55%
12/31/2007  N/A14.9960
12/31/2008  14.9967.5250
12/31/2009  7.52511.5662
12/31/2010  11.56614.9392
12/31/2011  14.93913.6082
12/31/2012  13.60814.3722
12/31/2013  14.37219.4663
12/31/2014  19.46619.1323
12/31/2015  19.13217.4922
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A14.9460
12/31/2008  14.9467.49716
12/31/2009  7.49711.51614
12/31/2010  11.51614.86722
12/31/2011  14.86713.53521
12/31/2012  13.53514.28821
12/31/2013  14.28819.34318
12/31/2014  19.34319.00128
12/31/2015  19.00117.36429
2.65%
12/31/2007  N/A14.8970
12/31/2008  14.8977.4680
12/31/2009  7.46811.4660
12/31/2010  11.46614.79510
12/31/2011  14.79513.4636
12/31/2012  13.46314.2055
12/31/2013  14.20519.2214
12/31/2014  19.22118.8720
12/31/2015  18.87217.2370
2.70%
12/31/2008  N/A7.4390
12/31/2009  7.43911.4160
12/31/2010  11.41614.7242
12/31/2011  14.72413.3913
12/31/2012  13.39114.1224
12/31/2013  14.12219.0993
12/31/2014  19.09918.7433
12/31/2015  18.74317.1111
2.75%
12/31/2007  N/A14.7970
12/31/2008  14.7977.4114
12/31/2009  7.41111.3677
12/31/2010  11.36714.65311
12/31/2011  14.65313.32010
12/31/2012  13.32014.04020
12/31/2013  14.04018.97815
12/31/2014  18.97818.61513
12/31/2015  18.61516.98513
2.80%
12/31/2007  N/A14.7480
12/31/2008  14.7487.3821
12/31/2009  7.38211.3181
12/31/2010  11.31814.5823
12/31/2011  14.58213.2493
12/31/2012  13.24913.9582
12/31/2013  13.95818.8582
12/31/2014  18.85818.4881
12/31/2015  18.48816.8611
2.85%
12/31/2008  N/A7.3540
12/31/2009  7.35411.2690
12/31/2010  11.26914.5122
12/31/2011  14.51213.1791
12/31/2012  13.17913.8771
12/31/2013  13.87718.7394
12/31/2014  18.73918.3629
12/31/2015  18.36216.7389

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A14.3720
12/31/2008  14.3727.1870
12/31/2009  7.18711.0074
12/31/2010  11.00714.1676
12/31/2011  14.16712.8593
12/31/2012  12.85913.5343
12/31/2013  13.53418.2672
12/31/2014  18.26717.8906
12/31/2015  17.89016.3006
2.95%
12/31/2013  N/A18.5030
12/31/2014  18.50318.1130
12/31/2015  18.11316.4940
3.00%
12/31/2008  N/A7.2701
12/31/2009  7.27011.1234
12/31/2010  11.12314.3036
12/31/2011  14.30312.9693
12/31/2012  12.96913.6363
12/31/2013  13.63618.3864
12/31/2014  18.38617.9898
12/31/2015  17.98916.3739
3.05%
12/31/2007  N/A14.2280
12/31/2008  14.2287.1040
12/31/2009  7.10410.8644
12/31/2010  10.86413.96322
12/31/2011  13.96312.65515
12/31/2012  12.65513.29916
12/31/2013  13.29917.9234
12/31/2014  17.92317.5271
12/31/2015  17.52715.9451
3.10%
12/31/2013  N/A18.1545
12/31/2014  18.15417.7458
12/31/2015  17.74516.1356
3.15%
12/31/2008  N/A7.1870
12/31/2009  7.18710.9790
12/31/2010  10.97914.0961
12/31/2011  14.09612.7630
12/31/2012  12.76313.3990
12/31/2013  13.39918.0400
12/31/2014  18.04017.6245
12/31/2015  17.62416.0175
3.20%
12/31/2013  N/A19.1300
12/31/2014  19.13018.6800
12/31/2015  18.68016.9680
3.25%
12/31/2013  N/A19.0092
12/31/2014  19.00918.5534
12/31/2015  18.55316.8444
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A10.8370
12/31/2010  10.83713.8930
12/31/2011  13.89312.5610
12/31/2012  12.56113.1660
12/31/2013  13.16617.7000
12/31/2014  17.70017.2661
12/31/2015  17.26615.6681
3.40%
12/31/2013  N/A18.6510
12/31/2014  18.65118.1751
12/31/2015  18.17516.4771
3.45%
12/31/2013  N/A18.5330
12/31/2014  18.53318.0510
12/31/2015  18.05116.3560
3.55%
12/31/2013  N/A18.2995
12/31/2014  18.29917.8068
12/31/2015  17.80616.1178
AZL MVP Balanced Index Strategy Fund
1.65%
12/31/2012  N/A10.676145
12/31/2013  10.67611.821158
12/31/2014  11.82112.335139
12/31/2015  12.33512.106136
1.70%
12/31/2012  N/A10.671108
12/31/2013  10.67111.809118
12/31/2014  11.80912.317108
12/31/2015  12.31712.082131
1.75%
12/31/2012  N/A10.66620
12/31/2013  10.66611.7978
12/31/2014  11.79712.2992
12/31/2015  12.29912.0582
1.80%
12/31/2015  N/A12.0340
1.90%
12/31/2012  N/A10.65062
12/31/2013  10.65011.76274
12/31/2014  11.76212.24488
12/31/2015  12.24411.98791
1.95%
12/31/2012  N/A10.64566
12/31/2013  10.64511.75164
12/31/2014  11.75112.22665
12/31/2015  12.22611.96363
2.05%
12/31/2012  N/A10.63510
12/31/2013  10.63511.72810
12/31/2014  11.72812.1909
12/31/2015  12.19011.9159
2.10%
12/31/2015  N/A11.8920
2.15%
12/31/2015  N/A11.8680

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2015  N/A11.8450
2.25%
12/31/2015  N/A11.8210
2.30%
12/31/2015  N/A11.7980
2.35%
12/31/2015  N/A11.7740
2.40%
12/31/2015  N/A11.7510
2.45%
12/31/2015  N/A11.7270
2.50%
12/31/2015  N/A11.7040
2.55%
12/31/2015  N/A11.6810
2.60%
12/31/2015  N/A11.6580
2.65%
12/31/2015  N/A11.6350
2.70%
12/31/2015  N/A11.6110
2.75%
12/31/2015  N/A11.5880
2.80%
12/31/2015  N/A11.5650
2.85%
12/31/2015  N/A11.5420
2.90%
12/31/2015  N/A11.5190
2.95%
12/31/2015  N/A11.4970
3.00%
12/31/2015  N/A11.4740
3.05%
12/31/2015  N/A11.4510
3.10%
12/31/2015  N/A11.4280
3.15%
12/31/2015  N/A11.4060
3.20%
12/31/2015  N/A11.3830
3.25%
12/31/2015  N/A11.3600
3.30%
12/31/2015  N/A11.3380
3.40%
12/31/2015  N/A11.2930
3.45%
12/31/2015  N/A11.2700
3.55%
12/31/2015  N/A11.2260
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP BlackRock Global Allocation Fund
1.65%
12/31/2012  N/A10.501344
12/31/2013  10.50111.783378
12/31/2014  11.78311.824346
12/31/2015  11.82411.456345
1.70%
12/31/2012  N/A10.495357
12/31/2013  10.49511.771555
12/31/2014  11.77111.806530
12/31/2015  11.80611.434504
1.75%
12/31/2012  N/A10.4907
12/31/2013  10.49011.7607
12/31/2014  11.76011.7886
12/31/2015  11.78811.4116
1.90%
12/31/2012  N/A10.47543
12/31/2013  10.47511.725133
12/31/2014  11.72511.736133
12/31/2015  11.73611.343131
1.95%
12/31/2012  N/A10.470248
12/31/2013  10.47011.713242
12/31/2014  11.71311.718215
12/31/2015  11.71811.321209
2.05%
12/31/2012  N/A10.46032
12/31/2013  10.46011.69036
12/31/2014  11.69011.68440
12/31/2015  11.68411.27640
AZL MVP DFA Multi-Strategy Fund
1.65%
12/31/2015  N/A9.3930
1.70%
12/31/2015  N/A9.39035
1.75%
12/31/2015  N/A9.3860
1.90%
12/31/2015  N/A9.3770
1.95%
12/31/2015  N/A9.3730
2.05%
12/31/2015  N/A9.3670
AZL MVP Franklin Templeton Founding Strategy Plus Fund
1.65%
12/31/2012  N/A10.56827
12/31/2013  10.56812.24430
12/31/2014  12.24412.32555
12/31/2015  12.32511.37050
1.70%
12/31/2012  N/A10.56528
12/31/2013  10.56512.234139
12/31/2014  12.23412.309134
12/31/2015  12.30911.349193

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2012  N/A10.5610
12/31/2013  10.56112.2240
12/31/2014  12.22412.2922
12/31/2015  12.29211.3292
1.90%
12/31/2012  N/A10.55011
12/31/2013  10.55012.19355
12/31/2014  12.19312.24355
12/31/2015  12.24311.26657
1.95%
12/31/2012  N/A10.5470
12/31/2013  10.54712.18332
12/31/2014  12.18312.22763
12/31/2015  12.22711.24525
2.05%
12/31/2012  N/A10.5394
12/31/2013  10.53912.1623
12/31/2014  12.16212.1943
12/31/2015  12.19411.2043
AZL MVP Fusion Balanced Fund
1.65%
12/31/2007  N/A12.04121
12/31/2008  12.0418.59344
12/31/2009  8.59310.71015
12/31/2010  10.71011.701488
12/31/2011  11.70111.406661
12/31/2012  11.40612.497717
12/31/2013  12.49713.700812
12/31/2014  13.70014.094704
12/31/2015  14.09413.620611
1.70%
12/31/2007  N/A12.0250
12/31/2008  12.0258.5771
12/31/2009  8.57710.68547
12/31/2010  10.68511.668140
12/31/2011  11.66811.368166
12/31/2012  11.36812.449224
12/31/2013  12.44913.641477
12/31/2014  13.64114.026456
12/31/2015  14.02613.548420
1.75%
12/31/2009  N/A10.6600
12/31/2010  10.66011.6359
12/31/2011  11.63511.3309
12/31/2012  11.33012.40119
12/31/2013  12.40113.58227
12/31/2014  13.58213.95826
12/31/2015  13.95813.47622
1.80%
12/31/2008  N/A8.54638
12/31/2009  8.54610.63573
12/31/2010  10.63511.602139
12/31/2011  11.60211.293134
12/31/2012  11.29312.354110
12/31/2013  12.35413.523121
12/31/2014  13.52313.891120
12/31/2015  13.89113.404119
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A11.96047
12/31/2008  11.9608.51495
12/31/2009  8.51410.58663
12/31/2010  10.58611.536308
12/31/2011  11.53611.217561
12/31/2012  11.21712.259613
12/31/2013  12.25913.406711
12/31/2014  13.40613.757685
12/31/2015  13.75713.262667
1.95%
12/31/2007  N/A11.9440
12/31/2008  11.9448.4990
12/31/2009  8.49910.561138
12/31/2010  10.56111.503248
12/31/2011  11.50311.180529
12/31/2012  11.18012.212586
12/31/2013  12.21213.348560
12/31/2014  13.34813.691549
12/31/2015  13.69113.191520
2.05%
12/31/2008  N/A8.4685
12/31/2009  8.46810.51232
12/31/2010  10.51211.43946
12/31/2011  11.43911.10648
12/31/2012  11.10612.11946
12/31/2013  12.11913.23356
12/31/2014  13.23313.55943
12/31/2015  13.55913.05135
2.10%
12/31/2007  N/A11.8970
12/31/2008  11.8978.452133
12/31/2009  8.45210.487252
12/31/2010  10.48711.406272
12/31/2011  11.40611.069272
12/31/2012  11.06912.072269
12/31/2013  12.07213.176236
12/31/2014  13.17613.493132
12/31/2015  13.49312.98127
2.15%
12/31/2008  N/A8.4370
12/31/2009  8.43710.4632
12/31/2010  10.46311.3742
12/31/2011  11.37411.0323
12/31/2012  11.03212.0263
12/31/2013  12.02613.1194
12/31/2014  13.11913.4294
12/31/2015  13.42912.9135
2.20%
12/31/2008  N/A8.3610
12/31/2009  8.36110.36435
12/31/2010  10.36411.26134
12/31/2011  11.26110.91735
12/31/2012  10.91711.89535
12/31/2013  11.89512.96941
12/31/2014  12.96913.26836
12/31/2015  13.26812.75237

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A11.8490
12/31/2008  11.8498.4056
12/31/2009  8.40510.41465
12/31/2010  10.41411.30973
12/31/2011  11.30910.95871
12/31/2012  10.95811.93470
12/31/2013  11.93413.00564
12/31/2014  13.00513.29934
12/31/2015  13.29912.77535
2.30%
12/31/2008  N/A8.39025
12/31/2009  8.39010.38965
12/31/2010  10.38911.27763
12/31/2011  11.27710.92259
12/31/2012  10.92211.88853
12/31/2013  11.88812.94953
12/31/2014  12.94913.23552
12/31/2015  13.23512.70752
2.35%
12/31/2007  N/A11.8170
12/31/2008  11.8178.37460
12/31/2009  8.37410.365182
12/31/2010  10.36511.245200
12/31/2011  11.24510.886226
12/31/2012  10.88611.843223
12/31/2013  11.84312.893157
12/31/2014  12.89313.171136
12/31/2015  13.17112.639115
2.40%
12/31/2007  N/A11.8020
12/31/2008  11.8028.35910
12/31/2009  8.35910.34116
12/31/2010  10.34111.21323
12/31/2011  11.21310.84915
12/31/2012  10.84911.79715
12/31/2013  11.79712.83715
12/31/2014  12.83713.10711
12/31/2015  13.10712.57211
2.45%
12/31/2008  N/A8.34411
12/31/2009  8.34410.31747
12/31/2010  10.31711.18176
12/31/2011  11.18110.81382
12/31/2012  10.81311.75242
12/31/2013  11.75212.78140
12/31/2014  12.78113.04425
12/31/2015  13.04412.50525
2.50%
12/31/2007  N/A11.7700
12/31/2008  11.7708.32810
12/31/2009  8.32810.29329
12/31/2010  10.29311.15062
12/31/2011  11.15010.77748
12/31/2012  10.77711.70787
12/31/2013  11.70712.72644
12/31/2014  12.72612.98143
12/31/2015  12.98112.43842
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A11.7540
12/31/2008  11.7548.3131
12/31/2009  8.31310.26912
12/31/2010  10.26911.11812
12/31/2011  11.11810.74111
12/31/2012  10.74111.66211
12/31/2013  11.66212.6719
12/31/2014  12.67112.9188
12/31/2015  12.91812.3726
2.60%
12/31/2007  N/A11.7390
12/31/2008  11.7398.29824
12/31/2009  8.29810.24597
12/31/2010  10.24511.08798
12/31/2011  11.08710.705101
12/31/2012  10.70511.617104
12/31/2013  11.61712.616106
12/31/2014  12.61612.856208
12/31/2015  12.85612.306199
2.65%
12/31/2007  N/A11.7230
12/31/2008  11.7238.2835
12/31/2009  8.28310.22135
12/31/2010  10.22111.05528
12/31/2011  11.05510.67021
12/31/2012  10.67011.57320
12/31/2013  11.57312.56117
12/31/2014  12.56112.79415
12/31/2015  12.79412.24115
2.70%
12/31/2008  N/A8.2670
12/31/2009  8.26710.1970
12/31/2010  10.19711.0240
12/31/2011  11.02410.6340
12/31/2012  10.63411.5290
12/31/2013  11.52912.5070
12/31/2014  12.50712.7320
12/31/2015  12.73212.1750
2.75%
12/31/2007  N/A11.6920
12/31/2008  11.6928.25224
12/31/2009  8.25210.17332
12/31/2010  10.17310.99388
12/31/2011  10.99310.59984
12/31/2012  10.59911.48469
12/31/2013  11.48412.45356
12/31/2014  12.45312.67097
12/31/2015  12.67012.11170
2.80%
12/31/2007  N/A11.6760
12/31/2008  11.6768.2371
12/31/2009  8.23710.14926
12/31/2010  10.14910.96137
12/31/2011  10.96110.56325
12/31/2012  10.56311.44025
12/31/2013  11.44012.39933
12/31/2014  12.39912.6096
12/31/2015  12.60912.0460

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A8.2226
12/31/2009  8.22210.12539
12/31/2010  10.12510.93041
12/31/2011  10.93010.52838
12/31/2012  10.52811.39733
12/31/2013  11.39712.34539
12/31/2014  12.34512.54845
12/31/2015  12.54811.98243
2.90%
12/31/2007  N/A11.5620
12/31/2008  11.5628.14923
12/31/2009  8.14910.03043
12/31/2010  10.03010.82234
12/31/2011  10.82210.41938
12/31/2012  10.41911.27233
12/31/2013  11.27212.20526
12/31/2014  12.20512.39931
12/31/2015  12.39911.83425
2.95%
12/31/2013  N/A12.2380
12/31/2014  12.23812.4280
12/31/2015  12.42811.8550
3.00%
12/31/2008  N/A8.1770
12/31/2009  8.17710.0560
12/31/2010  10.05610.8397
12/31/2011  10.83910.4243
12/31/2012  10.42411.2672
12/31/2013  11.26712.1862
12/31/2014  12.18612.3693
12/31/2015  12.36911.7933
3.05%
12/31/2007  N/A11.5160
12/31/2008  11.5168.1040
12/31/2009  8.1049.9600
12/31/2010  9.96010.73119
12/31/2011  10.73110.31511
12/31/2012  10.31511.1435
12/31/2013  11.14312.04712
12/31/2014  12.04712.22111
12/31/2015  12.22111.64611
3.10%
12/31/2013  N/A12.0804
12/31/2014  12.08012.2495
12/31/2015  12.24911.6674
3.15%
12/31/2008  N/A8.1320
12/31/2009  8.1329.9858
12/31/2010  9.98510.74710
12/31/2011  10.74710.3208
12/31/2012  10.32011.1388
12/31/2013  11.13812.0280
12/31/2014  12.02812.1900
12/31/2015  12.19011.6050
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A12.2200
12/31/2014  12.22012.3780
12/31/2015  12.37811.7780
3.25%
12/31/2013  N/A12.1670
12/31/2014  12.16712.3181
12/31/2015  12.31811.7151
3.30%
12/31/2009  N/A9.9160
12/31/2010  9.91610.6560
12/31/2011  10.65610.2180
12/31/2012  10.21811.0100
12/31/2013  11.01011.8730
12/31/2014  11.87312.0151
12/31/2015  12.01511.4211
3.40%
12/31/2013  N/A12.0091
12/31/2014  12.00912.1401
12/31/2015  12.14011.5292
3.45%
12/31/2013  N/A11.9570
12/31/2014  11.95712.0820
12/31/2015  12.08211.4670
3.55%
12/31/2013  N/A11.8540
12/31/2014  11.85411.9650
12/31/2015  11.96511.3450
AZL MVP Fusion Conservative Fund
1.65%
12/31/2009  N/A10.1491
12/31/2010  10.14911.07784
12/31/2011  11.07710.967147
12/31/2012  10.96712.002246
12/31/2013  12.00212.745326
12/31/2014  12.74513.140338
12/31/2015  13.14012.824275
1.70%
12/31/2009  N/A10.1480
12/31/2010  10.14811.07126
12/31/2011  11.07110.95559
12/31/2012  10.95511.98361
12/31/2013  11.98312.719100
12/31/2014  12.71913.105100
12/31/2015  13.10512.78590
1.75%
12/31/2009  N/A10.1470
12/31/2010  10.14711.06410
12/31/2011  11.06410.94321
12/31/2012  10.94311.96318
12/31/2013  11.96312.69217
12/31/2014  12.69213.07117
12/31/2015  13.07112.74523

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2009  N/A10.1460
12/31/2010  10.14611.0580
12/31/2011  11.05810.9310
12/31/2012  10.93111.9440
12/31/2013  11.94412.6650
12/31/2014  12.66513.0380
12/31/2015  13.03812.7060
1.90%
12/31/2009  N/A10.1445
12/31/2010  10.14411.04493
12/31/2011  11.04410.907127
12/31/2012  10.90711.906111
12/31/2013  11.90612.612105
12/31/2014  12.61212.970111
12/31/2015  12.97012.627104
1.95%
12/31/2009  N/A10.1430
12/31/2010  10.14311.0387
12/31/2011  11.03810.89556
12/31/2012  10.89511.88767
12/31/2013  11.88712.58696
12/31/2014  12.58612.93664
12/31/2015  12.93612.58861
2.05%
12/31/2009  N/A10.1410
12/31/2010  10.14111.0250
12/31/2011  11.02510.8713
12/31/2012  10.87111.8493
12/31/2013  11.84912.5332
12/31/2014  12.53312.8692
12/31/2015  12.86912.5102
2.10%
12/31/2009  N/A10.1400
12/31/2010  10.14011.0182
12/31/2011  11.01810.8590
12/31/2012  10.85911.8300
12/31/2013  11.83012.5070
12/31/2014  12.50712.8360
12/31/2015  12.83612.4720
2.15%
12/31/2009  N/A10.1390
12/31/2010  10.13911.0120
12/31/2011  11.01210.8470
12/31/2012  10.84711.8110
12/31/2013  11.81112.4810
12/31/2014  12.48112.8030
12/31/2015  12.80312.4330
2.20%
12/31/2009  N/A10.1380
12/31/2010  10.13811.0053
12/31/2011  11.00510.8351
12/31/2012  10.83511.7931
12/31/2013  11.79312.4551
12/31/2014  12.45512.7691
12/31/2015  12.76912.3951
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2009  N/A10.1370
12/31/2010  10.13710.9991
12/31/2011  10.99910.8241
12/31/2012  10.82411.7741
12/31/2013  11.77412.4291
12/31/2014  12.42912.73610
12/31/2015  12.73612.35610
2.30%
12/31/2009  N/A10.1360
12/31/2010  10.13610.9920
12/31/2011  10.99210.8120
12/31/2012  10.81211.7550
12/31/2013  11.75512.4030
12/31/2014  12.40312.7030
12/31/2015  12.70312.3180
2.35%
12/31/2009  N/A10.1350
12/31/2010  10.13510.9852
12/31/2011  10.98510.8002
12/31/2012  10.80011.7362
12/31/2013  11.73612.3770
12/31/2014  12.37712.6700
12/31/2015  12.67012.2800
2.40%
12/31/2009  N/A10.1340
12/31/2010  10.13410.9790
12/31/2011  10.97910.7880
12/31/2012  10.78811.7180
12/31/2013  11.71812.3510
12/31/2014  12.35112.6370
12/31/2015  12.63712.2420
2.45%
12/31/2009  N/A10.1330
12/31/2010  10.13310.9720
12/31/2011  10.97210.7760
12/31/2012  10.77611.6990
12/31/2013  11.69912.3250
12/31/2014  12.32512.6050
12/31/2015  12.60512.2040
2.50%
12/31/2009  N/A10.1320
12/31/2010  10.13210.9660
12/31/2011  10.96610.7646
12/31/2012  10.76411.6800
12/31/2013  11.68012.2990
12/31/2014  12.29912.5720
12/31/2015  12.57212.1670
2.55%
12/31/2009  N/A10.1310
12/31/2010  10.13110.9590
12/31/2011  10.95910.7530
12/31/2012  10.75311.6610
12/31/2013  11.66112.2732
12/31/2014  12.27312.5390
12/31/2015  12.53912.1290

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2009  N/A10.1300
12/31/2010  10.13010.9539
12/31/2011  10.95310.74128
12/31/2012  10.74111.64328
12/31/2013  11.64312.24727
12/31/2014  12.24712.50727
12/31/2015  12.50712.09127
2.65%
12/31/2009  N/A10.1300
12/31/2010  10.13010.9460
12/31/2011  10.94610.7290
12/31/2012  10.72911.6240
12/31/2013  11.62412.2220
12/31/2014  12.22212.4740
12/31/2015  12.47412.0540
2.70%
12/31/2009  N/A10.1290
12/31/2010  10.12910.9400
12/31/2011  10.94010.7170
12/31/2012  10.71711.6060
12/31/2013  11.60612.1960
12/31/2014  12.19612.4420
12/31/2015  12.44212.0170
2.75%
12/31/2009  N/A10.1280
12/31/2010  10.12810.9330
12/31/2011  10.93310.7060
12/31/2012  10.70611.5870
12/31/2013  11.58712.1710
12/31/2014  12.17112.4101
12/31/2015  12.41011.9801
2.80%
12/31/2009  N/A10.1270
12/31/2010  10.12710.9270
12/31/2011  10.92710.6940
12/31/2012  10.69411.5690
12/31/2013  11.56912.1450
12/31/2014  12.14512.3780
12/31/2015  12.37811.9420
2.85%
12/31/2009  N/A10.1260
12/31/2010  10.12610.9200
12/31/2011  10.92010.6820
12/31/2012  10.68211.5500
12/31/2013  11.55012.1200
12/31/2014  12.12012.3450
12/31/2015  12.34511.9060
2.90%
12/31/2009  N/A10.1254
12/31/2010  10.12510.9145
12/31/2011  10.91410.6710
12/31/2012  10.67111.5320
12/31/2013  11.53212.0940
12/31/2014  12.09412.3130
12/31/2015  12.31311.8690
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A12.0690
12/31/2014  12.06912.2810
12/31/2015  12.28111.8320
3.00%
12/31/2009  N/A10.1230
12/31/2010  10.12310.9010
12/31/2011  10.90110.6470
12/31/2012  10.64711.4950
12/31/2013  11.49512.0440
12/31/2014  12.04412.2500
12/31/2015  12.25011.7950
3.05%
12/31/2009  N/A10.1220
12/31/2010  10.12210.8940
12/31/2011  10.89410.6360
12/31/2012  10.63611.4770
12/31/2013  11.47712.0180
12/31/2014  12.01812.2182
12/31/2015  12.21811.7592
3.10%
12/31/2013  N/A11.9930
12/31/2014  11.99312.1860
12/31/2015  12.18611.7230
3.15%
12/31/2009  N/A10.1200
12/31/2010  10.12010.8810
12/31/2011  10.88110.6120
12/31/2012  10.61211.4400
12/31/2013  11.44011.9680
12/31/2014  11.96812.1550
12/31/2015  12.15511.6860
3.20%
12/31/2013  N/A11.9370
12/31/2014  11.93712.1170
12/31/2015  12.11711.6440
3.25%
12/31/2013  N/A11.9120
12/31/2014  11.91212.0850
12/31/2015  12.08511.6080
3.30%
12/31/2009  N/A10.1170
12/31/2010  10.11710.8620
12/31/2011  10.86210.5780
12/31/2012  10.57811.3850
12/31/2013  11.38511.8930
12/31/2014  11.89312.0600
12/31/2015  12.06011.5780
3.40%
12/31/2013  N/A11.8370
12/31/2014  11.83711.9910
12/31/2015  11.99111.5000
3.45%
12/31/2013  N/A11.8120
12/31/2014  11.81211.9600
12/31/2015  11.96011.4650

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.55%
12/31/2013  N/A11.7620
12/31/2014  11.76211.8980
12/31/2015  11.89811.3940
AZL MVP Fusion Growth Fund
1.65%
12/31/2007  N/A12.7286
12/31/2008  12.7287.64478
12/31/2009  7.6449.94062
12/31/2010  9.94011.03916
12/31/2011  11.03910.37826
12/31/2012  10.37811.56328
12/31/2013  11.56313.54720
12/31/2014  13.54713.90615
12/31/2015  13.90613.37413
1.70%
12/31/2007  N/A12.7113
12/31/2008  12.7117.63025
12/31/2009  7.6309.91761
12/31/2010  9.91711.00841
12/31/2011  11.00810.34384
12/31/2012  10.34311.519131
12/31/2013  11.51913.488155
12/31/2014  13.48813.839129
12/31/2015  13.83913.303112
1.75%
12/31/2009  N/A9.8940
12/31/2010  9.89410.9770
12/31/2011  10.97710.3092
12/31/2012  10.30911.4752
12/31/2013  11.47513.4302
12/31/2014  13.43013.7730
12/31/2015  13.77313.2320
1.80%
12/31/2008  N/A7.60217
12/31/2009  7.6029.87136
12/31/2010  9.87110.94635
12/31/2011  10.94610.27534
12/31/2012  10.27511.43133
12/31/2013  11.43113.37228
12/31/2014  13.37213.70625
12/31/2015  13.70613.1629
1.90%
12/31/2007  N/A12.64317
12/31/2008  12.6437.57429
12/31/2009  7.5749.82511
12/31/2010  9.82510.88415
12/31/2011  10.88410.2068
12/31/2012  10.20611.3439
12/31/2013  11.34313.25611
12/31/2014  13.25613.57414
12/31/2015  13.57413.0229
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A12.6268
12/31/2008  12.6267.56075
12/31/2009  7.5609.802104
12/31/2010  9.80210.85350
12/31/2011  10.85310.17254
12/31/2012  10.17211.30042
12/31/2013  11.30013.19936
12/31/2014  13.19913.50832
12/31/2015  13.50812.95325
2.05%
12/31/2008  N/A7.5331
12/31/2009  7.5339.7563
12/31/2010  9.75610.7923
12/31/2011  10.79210.1052
12/31/2012  10.10511.2142
12/31/2013  11.21413.0852
12/31/2014  13.08513.3792
12/31/2015  13.37912.8152
2.10%
12/31/2007  N/A12.5750
12/31/2008  12.5757.51971
12/31/2009  7.5199.733100
12/31/2010  9.73310.761138
12/31/2011  10.76110.071128
12/31/2012  10.07111.171129
12/31/2013  11.17113.028113
12/31/2014  13.02813.31495
12/31/2015  13.31412.74791
2.15%
12/31/2008  N/A7.5050
12/31/2009  7.5059.7110
12/31/2010  9.71110.7310
12/31/2011  10.73110.0380
12/31/2012  10.03811.1280
12/31/2013  11.12812.9720
12/31/2014  12.97213.2500
12/31/2015  13.25012.6790
2.20%
12/31/2008  N/A7.4382
12/31/2009  7.4389.6198
12/31/2010  9.61910.6244
12/31/2011  10.6249.9334
12/31/2012  9.93311.0064
12/31/2013  11.00612.8231
12/31/2014  12.82313.0921
12/31/2015  13.09212.5211
2.25%
12/31/2007  N/A12.5250
12/31/2008  12.5257.47711
12/31/2009  7.4779.66516
12/31/2010  9.66510.66911
12/31/2011  10.6699.9719
12/31/2012  9.97111.0439
12/31/2013  11.04312.8597
12/31/2014  12.85913.12222
12/31/2015  13.12212.5446

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A7.4641
12/31/2009  7.4649.6421
12/31/2010  9.64210.6391
12/31/2011  10.6399.9371
12/31/2012  9.93711.0001
12/31/2013  11.00012.8041
12/31/2014  12.80413.0581
12/31/2015  13.05812.4770
2.35%
12/31/2007  N/A12.4920
12/31/2008  12.4927.45057
12/31/2009  7.4509.62083
12/31/2010  9.62010.609128
12/31/2011  10.6099.904124
12/31/2012  9.90410.958121
12/31/2013  10.95812.748150
12/31/2014  12.74812.99597
12/31/2015  12.99512.41186
2.40%
12/31/2007  N/A12.4750
12/31/2008  12.4757.43656
12/31/2009  7.4369.59762
12/31/2010  9.59710.57970
12/31/2011  10.5799.87170
12/31/2012  9.87110.91663
12/31/2013  10.91612.69353
12/31/2014  12.69312.93347
12/31/2015  12.93312.34547
2.45%
12/31/2008  N/A7.42345
12/31/2009  7.4239.57561
12/31/2010  9.57510.54959
12/31/2011  10.5499.83858
12/31/2012  9.83810.87457
12/31/2013  10.87412.63856
12/31/2014  12.63812.87055
12/31/2015  12.87012.27953
2.50%
12/31/2007  N/A12.4420
12/31/2008  12.4427.40922
12/31/2009  7.4099.55334
12/31/2010  9.55310.51933
12/31/2011  10.5199.806102
12/31/2012  9.80610.83340
12/31/2013  10.83312.58375
12/31/2014  12.58312.8088
12/31/2015  12.80812.2148
2.55%
12/31/2007  N/A12.4250
12/31/2008  12.4257.39518
12/31/2009  7.3959.53024
12/31/2010  9.53010.48925
12/31/2011  10.4899.77325
12/31/2012  9.77310.79125
12/31/2013  10.79112.52926
12/31/2014  12.52912.74626
12/31/2015  12.74612.14924
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A12.4080
12/31/2008  12.4087.38215
12/31/2009  7.3829.50846
12/31/2010  9.50810.45949
12/31/2011  10.4599.74050
12/31/2012  9.74010.75050
12/31/2013  10.75012.47563
12/31/2014  12.47512.68561
12/31/2015  12.68512.08454
2.65%
12/31/2007  N/A12.3920
12/31/2008  12.3927.36817
12/31/2009  7.3689.48614
12/31/2010  9.48610.43026
12/31/2011  10.4309.70826
12/31/2012  9.70810.70924
12/31/2013  10.70912.42124
12/31/2014  12.42112.62310
12/31/2015  12.62312.02010
2.70%
12/31/2008  N/A7.3550
12/31/2009  7.3559.46419
12/31/2010  9.46410.40031
12/31/2011  10.4009.67641
12/31/2012  9.67610.66750
12/31/2013  10.66712.36735
12/31/2014  12.36712.56241
12/31/2015  12.56211.95538
2.75%
12/31/2007  N/A12.3590
12/31/2008  12.3597.3419
12/31/2009  7.3419.44226
12/31/2010  9.44210.37125
12/31/2011  10.3719.64324
12/31/2012  9.64310.62723
12/31/2013  10.62712.31322
12/31/2014  12.31312.50211
12/31/2015  12.50211.89212
2.80%
12/31/2007  N/A12.3420
12/31/2008  12.3427.32812
12/31/2009  7.3289.42014
12/31/2010  9.42010.34154
12/31/2011  10.3419.61149
12/31/2012  9.61110.58644
12/31/2013  10.58612.26039
12/31/2014  12.26012.44131
12/31/2015  12.44111.82826
2.85%
12/31/2008  N/A7.3140
12/31/2009  7.3149.3981
12/31/2010  9.39810.3121
12/31/2011  10.3129.5791
12/31/2012  9.57910.5450
12/31/2013  10.54512.2071
12/31/2014  12.20712.38148
12/31/2015  12.38111.76552

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A12.2220
12/31/2008  12.2227.24962
12/31/2009  7.2499.30968
12/31/2010  9.30910.21021
12/31/2011  10.2109.48017
12/31/2012  9.48010.43012
12/31/2013  10.43012.06815
12/31/2014  12.06812.2348
12/31/2015  12.23411.6208
2.95%
12/31/2013  N/A12.1010
12/31/2014  12.10112.2620
12/31/2015  12.26211.6400
3.00%
12/31/2008  N/A7.27517
12/31/2009  7.2759.33317
12/31/2010  9.33310.22620
12/31/2011  10.2269.48520
12/31/2012  9.48510.42519
12/31/2013  10.42512.05018
12/31/2014  12.05012.20450
12/31/2015  12.20411.57947
3.05%
12/31/2007  N/A12.1730
12/31/2008  12.1737.2096
12/31/2009  7.2099.24417
12/31/2010  9.24410.12413
12/31/2011  10.1249.38516
12/31/2012  9.38510.3115
12/31/2013  10.31111.9129
12/31/2014  11.91212.05813
12/31/2015  12.05811.4359
3.10%
12/31/2013  N/A11.94517
12/31/2014  11.94512.08629
12/31/2015  12.08611.45629
3.15%
12/31/2008  N/A7.2350
12/31/2009  7.2359.2680
12/31/2010  9.26810.1390
12/31/2011  10.1399.3900
12/31/2012  9.39010.3060
12/31/2013  10.30611.8930
12/31/2014  11.89312.0273
12/31/2015  12.02711.3953
3.20%
12/31/2013  N/A12.3240
12/31/2014  12.32412.4560
12/31/2015  12.45611.7950
3.25%
12/31/2013  N/A12.2704
12/31/2014  12.27012.39614
12/31/2015  12.39611.73213
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A9.2030
12/31/2010  9.20310.0530
12/31/2011  10.0539.2970
12/31/2012  9.29710.1880
12/31/2013  10.18811.7400
12/31/2014  11.74011.8553
12/31/2015  11.85511.2153
3.40%
12/31/2013  N/A12.1110
12/31/2014  12.11112.2178
12/31/2015  12.21711.5461
3.45%
12/31/2013  N/A12.0590
12/31/2014  12.05912.1580
12/31/2015  12.15811.4840
3.55%
12/31/2013  N/A11.9540
12/31/2014  11.95412.0410
12/31/2015  12.04111.3620
AZL MVP Fusion Moderate Fund
1.65%
12/31/2007  N/A12.31337
12/31/2008  12.3138.14452
12/31/2009  8.14410.368123
12/31/2010  10.36811.3961451
12/31/2011  11.39610.8922052
12/31/2012  10.89212.0552103
12/31/2013  12.05513.6572203
12/31/2014  13.65714.0021937
12/31/2015  14.00213.4821802
1.70%
12/31/2007  N/A12.2970
12/31/2008  12.2978.1294
12/31/2009  8.12910.344125
12/31/2010  10.34411.364509
12/31/2011  11.36410.855967
12/31/2012  10.85512.0091076
12/31/2013  12.00913.5971690
12/31/2014  13.59713.9351579
12/31/2015  13.93513.4101475
1.75%
12/31/2009  N/A10.3200
12/31/2010  10.32011.33133
12/31/2011  11.33110.81955
12/31/2012  10.81911.96351
12/31/2013  11.96313.539104
12/31/2014  13.53913.86762
12/31/2015  13.86713.33961
1.80%
12/31/2008  N/A8.1006
12/31/2009  8.10010.2969
12/31/2010  10.29611.3009
12/31/2011  11.30010.7838
12/31/2012  10.78311.9178
12/31/2013  11.91713.4807
12/31/2014  13.48013.8017
12/31/2015  13.80113.2686

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A12.23127
12/31/2008  12.2318.07040
12/31/2009  8.07010.24754
12/31/2010  10.24711.235536
12/31/2011  11.23510.711906
12/31/2012  10.71111.826940
12/31/2013  11.82613.3631298
12/31/2014  13.36313.6671188
12/31/2015  13.66713.1271137
1.95%
12/31/2007  N/A12.2150
12/31/2008  12.2158.0553
12/31/2009  8.05510.223245
12/31/2010  10.22311.203421
12/31/2011  11.20310.676678
12/31/2012  10.67611.780752
12/31/2013  11.78013.306992
12/31/2014  13.30613.601876
12/31/2015  13.60113.057768
2.05%
12/31/2008  N/A8.0263
12/31/2009  8.02610.17634
12/31/2010  10.17611.14039
12/31/2011  11.14010.60531
12/31/2012  10.60511.69129
12/31/2013  11.69113.19127
12/31/2014  13.19113.4717
12/31/2015  13.47112.9196
2.10%
12/31/2007  N/A12.1660
12/31/2008  12.1668.01165
12/31/2009  8.01110.152132
12/31/2010  10.15211.108160
12/31/2011  11.10810.569165
12/31/2012  10.56911.645154
12/31/2013  11.64513.133141
12/31/2014  13.13313.40584
12/31/2015  13.40512.84972
2.15%
12/31/2008  N/A7.9960
12/31/2009  7.99610.1290
12/31/2010  10.12911.0770
12/31/2011  11.07710.5350
12/31/2012  10.53511.6010
12/31/2013  11.60113.0770
12/31/2014  13.07713.3410
12/31/2015  13.34112.7810
2.20%
12/31/2008  N/A7.92435
12/31/2009  7.92410.03354
12/31/2010  10.03310.96719
12/31/2011  10.96710.42426
12/31/2012  10.42411.47426
12/31/2013  11.47412.92726
12/31/2014  12.92713.18226
12/31/2015  13.18212.62213
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A12.1170
12/31/2008  12.1177.96638
12/31/2009  7.96610.08180
12/31/2010  10.08111.01496
12/31/2011  11.01410.464104
12/31/2012  10.46411.512106
12/31/2013  11.51212.96399
12/31/2014  12.96313.21254
12/31/2015  13.21212.64544
2.30%
12/31/2008  N/A7.9522
12/31/2009  7.95210.0577
12/31/2010  10.05710.98316
12/31/2011  10.98310.4295
12/31/2012  10.42911.4685
12/31/2013  11.46812.9075
12/31/2014  12.90713.1485
12/31/2015  13.14812.5785
2.35%
12/31/2007  N/A12.0850
12/31/2008  12.0857.937158
12/31/2009  7.93710.034291
12/31/2010  10.03410.952328
12/31/2011  10.95210.394233
12/31/2012  10.39411.424204
12/31/2013  11.42412.851171
12/31/2014  12.85113.085143
12/31/2015  13.08512.511126
2.40%
12/31/2007  N/A12.0690
12/31/2008  12.0697.92316
12/31/2009  7.92310.01134
12/31/2010  10.01110.92159
12/31/2011  10.92110.36036
12/31/2012  10.36011.38035
12/31/2013  11.38012.79633
12/31/2014  12.79613.02210
12/31/2015  13.02212.4449
2.45%
12/31/2008  N/A7.90820
12/31/2009  7.9089.98726
12/31/2010  9.98710.89031
12/31/2011  10.89010.32534
12/31/2012  10.32511.33732
12/31/2013  11.33712.74010
12/31/2014  12.74012.95910
12/31/2015  12.95912.3789
2.50%
12/31/2007  N/A12.0370
12/31/2008  12.0377.89435
12/31/2009  7.8949.964179
12/31/2010  9.96410.859183
12/31/2011  10.85910.29182
12/31/2012  10.29111.29380
12/31/2013  11.29312.68563
12/31/2014  12.68512.89628
12/31/2015  12.89612.3120

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A12.0200
12/31/2008  12.0207.8790
12/31/2009  7.8799.9410
12/31/2010  9.94110.8281
12/31/2011  10.82810.2570
12/31/2012  10.25711.2500
12/31/2013  11.25012.6300
12/31/2014  12.63012.8340
12/31/2015  12.83412.2460
2.60%
12/31/2007  N/A12.0040
12/31/2008  12.0047.86528
12/31/2009  7.8659.917146
12/31/2010  9.91710.798138
12/31/2011  10.79810.222135
12/31/2012  10.22211.207125
12/31/2013  11.20712.576126
12/31/2014  12.57612.772159
12/31/2015  12.77212.181133
2.65%
12/31/2007  N/A11.9880
12/31/2008  11.9887.85011
12/31/2009  7.8509.89453
12/31/2010  9.89410.76769
12/31/2011  10.76710.18859
12/31/2012  10.18811.16458
12/31/2013  11.16412.52146
12/31/2014  12.52112.71062
12/31/2015  12.71012.11629
2.70%
12/31/2008  N/A7.8363
12/31/2009  7.8369.8718
12/31/2010  9.87110.73617
12/31/2011  10.73610.15418
12/31/2012  10.15411.12116
12/31/2013  11.12112.46714
12/31/2014  12.46712.64914
12/31/2015  12.64912.05216
2.75%
12/31/2007  N/A11.9560
12/31/2008  11.9567.8210
12/31/2009  7.8219.84844
12/31/2010  9.84810.70656
12/31/2011  10.70610.12154
12/31/2012  10.12111.07841
12/31/2013  11.07812.41360
12/31/2014  12.41312.58850
12/31/2015  12.58811.98764
2.80%
12/31/2007  N/A11.9400
12/31/2008  11.9407.8070
12/31/2009  7.8079.8252
12/31/2010  9.82510.6763
12/31/2011  10.67610.08717
12/31/2012  10.08711.03616
12/31/2013  11.03612.35915
12/31/2014  12.35912.52714
12/31/2015  12.52711.9243
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A7.7930
12/31/2009  7.7939.80235
12/31/2010  9.80210.64538
12/31/2011  10.64510.05333
12/31/2012  10.05310.99424
12/31/2013  10.99412.30647
12/31/2014  12.30612.46760
12/31/2015  12.46711.86042
2.90%
12/31/2007  N/A11.8240
12/31/2008  11.8247.72386
12/31/2009  7.7239.710154
12/31/2010  9.71010.540141
12/31/2011  10.5409.949134
12/31/2012  9.94910.874130
12/31/2013  10.87412.16573
12/31/2014  12.16512.31837
12/31/2015  12.31811.71334
2.95%
12/31/2013  N/A12.1999
12/31/2014  12.19912.3469
12/31/2015  12.34611.7348
3.00%
12/31/2008  N/A7.7500
12/31/2009  7.7509.7348
12/31/2010  9.73410.55620
12/31/2011  10.5569.95412
12/31/2012  9.95410.86912
12/31/2013  10.86912.14727
12/31/2014  12.14712.28860
12/31/2015  12.28811.67358
3.05%
12/31/2007  N/A11.7770
12/31/2008  11.7777.6810
12/31/2009  7.6819.6421
12/31/2010  9.64210.45130
12/31/2011  10.4519.85010
12/31/2012  9.85010.74910
12/31/2013  10.74912.00810
12/31/2014  12.00812.1411
12/31/2015  12.14111.5271
3.10%
12/31/2013  N/A12.0421
12/31/2014  12.04212.16924
12/31/2015  12.16911.54821
3.15%
12/31/2008  N/A7.7080
12/31/2009  7.7089.6667
12/31/2010  9.66610.46710
12/31/2011  10.4679.8557
12/31/2012  9.85510.7447
12/31/2013  10.74411.9907
12/31/2014  11.99012.1107
12/31/2015  12.11011.48710
3.20%
12/31/2013  N/A12.2960
12/31/2014  12.29612.4140
12/31/2015  12.41411.7690

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A12.2430
12/31/2014  12.24312.35419
12/31/2015  12.35411.70618
3.30%
12/31/2009  N/A9.5992
12/31/2010  9.59910.3782
12/31/2011  10.3789.7572
12/31/2012  9.75710.6212
12/31/2013  10.62111.83517
12/31/2014  11.83511.9366
12/31/2015  11.93611.30510
3.40%
12/31/2013  N/A12.08553
12/31/2014  12.08512.175108
12/31/2015  12.17511.52067
3.45%
12/31/2013  N/A12.0320
12/31/2014  12.03212.1170
12/31/2015  12.11711.4580
3.55%
12/31/2013  N/A11.9280
12/31/2014  11.92812.0000
12/31/2015  12.00011.3360
AZL MVP Growth Index Strategy Fund
1.65%
12/31/2012  N/A10.921444
12/31/2013  10.92112.981472
12/31/2014  12.98113.596459
12/31/2015  13.59613.266554
1.70%
12/31/2012  N/A10.915587
12/31/2013  10.91512.969884
12/31/2014  12.96913.575933
12/31/2015  13.57513.240889
1.75%
12/31/2012  N/A10.91017
12/31/2013  10.91012.95616
12/31/2014  12.95613.55517
12/31/2015  13.55513.21316
1.80%
12/31/2015  N/A13.1870
1.90%
12/31/2012  N/A10.894162
12/31/2013  10.89412.918300
12/31/2014  12.91813.495328
12/31/2015  13.49513.135392
1.95%
12/31/2012  N/A10.889363
12/31/2013  10.88912.905364
12/31/2014  12.90513.475362
12/31/2015  13.47513.109513
2.05%
12/31/2012  N/A10.87838
12/31/2013  10.87812.87942
12/31/2014  12.87913.43544
12/31/2015  13.43513.05743
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2015  N/A13.0310
2.15%
12/31/2015  N/A13.0050
2.20%
12/31/2015  N/A12.9790
2.25%
12/31/2015  N/A12.9530
2.30%
12/31/2015  N/A12.9270
2.35%
12/31/2015  N/A12.90210
2.40%
12/31/2015  N/A12.8762
2.45%
12/31/2015  N/A12.8510
2.50%
12/31/2015  N/A12.8251
2.55%
12/31/2015  N/A12.8000
2.60%
12/31/2015  N/A12.7740
2.65%
12/31/2015  N/A12.74930
2.70%
12/31/2015  N/A12.7230
2.75%
12/31/2015  N/A12.6980
2.80%
12/31/2015  N/A12.6737
2.85%
12/31/2015  N/A12.6480
2.90%
12/31/2015  N/A12.6230
2.95%
12/31/2015  N/A12.5980
3.00%
12/31/2015  N/A12.5730
3.05%
12/31/2015  N/A12.5480
3.10%
12/31/2015  N/A12.5230
3.15%
12/31/2015  N/A12.4980
3.20%
12/31/2015  N/A12.4730
3.25%
12/31/2015  N/A12.4480
3.30%
12/31/2015  N/A12.4240
3.40%
12/31/2015  N/A12.3748
3.45%
12/31/2015  N/A12.3500
3.55%
12/31/2015  N/A12.3010

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
AZL MVP Invesco Equity and Income Fund
1.65%
12/31/2012  N/A10.71565
12/31/2013  10.71513.05677
12/31/2014  13.05613.924103
12/31/2015  13.92413.256116
1.70%
12/31/2012  N/A10.710194
12/31/2013  10.71013.044294
12/31/2014  13.04413.903300
12/31/2015  13.90313.230364
1.75%
12/31/2012  N/A10.7041
12/31/2013  10.70413.0311
12/31/2014  13.03113.8831
12/31/2015  13.88313.2031
1.90%
12/31/2012  N/A10.68912
12/31/2013  10.68912.99297
12/31/2014  12.99213.821114
12/31/2015  13.82113.125113
1.95%
12/31/2012  N/A10.68398
12/31/2013  10.68312.979141
12/31/2014  12.97913.800152
12/31/2015  13.80013.099185
2.05%
12/31/2012  N/A10.6730
12/31/2013  10.67312.9540
12/31/2014  12.95413.7590
12/31/2015  13.75913.0470
AZL MVP T. Rowe Price Capital Appreciation Fund
1.65%
12/31/2014  N/A10.942193
12/31/2015  10.94211.210465
1.70%
12/31/2014  N/A10.93784
12/31/2015  10.93711.199218
1.75%
12/31/2014  N/A10.93125
12/31/2015  10.93111.18835
1.90%
12/31/2014  N/A10.915151
12/31/2015  10.91511.155171
1.95%
12/31/2014  N/A10.91041
12/31/2015  10.91011.144185
2.05%
12/31/2014  N/A10.8992
12/31/2015  10.89911.1222
AZL NFJ International Value Fund
1.65%
12/31/2014  N/A15.5570
12/31/2015  15.55713.3791
1.70%
12/31/2014  N/A15.5130
12/31/2015  15.51313.3350
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2014  N/A15.4690
12/31/2015  15.46913.2900
1.90%
12/31/2014  N/A15.3380
12/31/2015  15.33813.1580
1.95%
12/31/2014  N/A15.2950
12/31/2015  15.29513.1140
2.05%
12/31/2014  N/A15.2080
12/31/2015  15.20813.0270
AZL Oppenheimer Discovery Fund
1.65%
12/31/2007  N/A12.6870
12/31/2008  12.6877.0691
12/31/2009  7.0699.1372
12/31/2010  9.13711.5792
12/31/2011  11.57910.7758
12/31/2012  10.77512.36110
12/31/2013  12.36117.6939
12/31/2014  17.69317.0048
12/31/2015  17.00417.0914
1.70%
12/31/2007  N/A12.6700
12/31/2008  12.6707.0560
12/31/2009  7.0569.1160
12/31/2010  9.11611.5463
12/31/2011  11.54610.7395
12/31/2012  10.73912.31332
12/31/2013  12.31317.61630
12/31/2014  17.61616.92231
12/31/2015  16.92217.00022
1.75%
12/31/2009  N/A9.0940
12/31/2010  9.09411.5130
12/31/2011  11.51310.7040
12/31/2012  10.70412.2660
12/31/2013  12.26617.5400
12/31/2014  17.54016.8401
12/31/2015  16.84016.9100
1.80%
12/31/2008  N/A7.03110
12/31/2009  7.0319.07312
12/31/2010  9.07311.48111
12/31/2011  11.48110.6689
12/31/2012  10.66812.2197
12/31/2013  12.21917.4648
12/31/2014  17.46416.7594
12/31/2015  16.75916.8203

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A12.6020
12/31/2008  12.6027.0050
12/31/2009  7.0059.0310
12/31/2010  9.03111.4155
12/31/2011  11.41510.5977
12/31/2012  10.59712.12541
12/31/2013  12.12517.31364
12/31/2014  17.31316.59711
12/31/2015  16.59716.64112
1.95%
12/31/2007  N/A12.5850
12/31/2008  12.5856.9921
12/31/2009  6.9929.0108
12/31/2010  9.01011.38313
12/31/2011  11.38310.56217
12/31/2012  10.56212.07919
12/31/2013  12.07917.23824
12/31/2014  17.23816.51723
12/31/2015  16.51716.55212
2.05%
12/31/2008  N/A6.9666
12/31/2009  6.9668.9681
12/31/2010  8.96811.3191
12/31/2011  11.31910.4921
12/31/2012  10.49211.9870
12/31/2013  11.98717.0900
12/31/2014  17.09016.3580
12/31/2015  16.35816.3770
2.10%
12/31/2007  N/A12.5350
12/31/2008  12.5356.9532
12/31/2009  6.9538.94730
12/31/2010  8.94711.28630
12/31/2011  11.28610.45626
12/31/2012  10.45611.94125
12/31/2013  11.94117.01532
12/31/2014  17.01516.27927
12/31/2015  16.27916.28922
2.15%
12/31/2008  N/A6.9410
12/31/2009  6.9418.9260
12/31/2010  8.92611.2550
12/31/2011  11.25510.4220
12/31/2012  10.42211.8950
12/31/2013  11.89516.9420
12/31/2014  16.94216.2010
12/31/2015  16.20116.2030
2.20%
12/31/2008  N/A6.8780
12/31/2009  6.8788.8410
12/31/2010  8.84111.1430
12/31/2011  11.14310.3130
12/31/2012  10.31311.7650
12/31/2013  11.76516.7484
12/31/2014  16.74816.0072
12/31/2015  16.00716.0010
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A12.4850
12/31/2008  12.4856.9154
12/31/2009  6.9158.8843
12/31/2010  8.88411.1913
12/31/2011  11.19110.3522
12/31/2012  10.35211.8042
12/31/2013  11.80416.7952
12/31/2014  16.79516.0442
12/31/2015  16.04416.0301
2.30%
12/31/2008  N/A6.9023
12/31/2009  6.9028.8633
12/31/2010  8.86311.1592
12/31/2011  11.15910.3182
12/31/2012  10.31811.7591
12/31/2013  11.75916.7221
12/31/2014  16.72215.9671
12/31/2015  15.96715.9451
2.35%
12/31/2007  N/A12.4520
12/31/2008  12.4526.8905
12/31/2009  6.8908.8438
12/31/2010  8.84311.1275
12/31/2011  11.12710.2835
12/31/2012  10.28311.7143
12/31/2013  11.71416.6503
12/31/2014  16.65015.8903
12/31/2015  15.89015.8602
2.40%
12/31/2007  N/A12.4350
12/31/2008  12.4356.8771
12/31/2009  6.8778.8222
12/31/2010  8.82211.0962
12/31/2011  11.09610.2491
12/31/2012  10.24911.6691
12/31/2013  11.66916.5781
12/31/2014  16.57815.8130
12/31/2015  15.81315.7760
2.45%
12/31/2008  N/A6.8641
12/31/2009  6.8648.80110
12/31/2010  8.80111.0648
12/31/2011  11.06410.2157
12/31/2012  10.21511.6246
12/31/2013  11.62416.50611
12/31/2014  16.50615.7378
12/31/2015  15.73715.6927
2.50%
12/31/2007  N/A12.4020
12/31/2008  12.4026.8521
12/31/2009  6.8528.7813
12/31/2010  8.78111.0331
12/31/2011  11.03310.1811
12/31/2012  10.18111.5791
12/31/2013  11.57916.4342
12/31/2014  16.43415.6611
12/31/2015  15.66115.6080

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A12.3850
12/31/2008  12.3856.8390
12/31/2009  6.8398.7601
12/31/2010  8.76011.0021
12/31/2011  11.00210.1471
12/31/2012  10.14711.5351
12/31/2013  11.53516.3631
12/31/2014  16.36315.5850
12/31/2015  15.58515.5250
2.60%
12/31/2007  N/A12.3690
12/31/2008  12.3696.8275
12/31/2009  6.8278.7405
12/31/2010  8.74010.9714
12/31/2011  10.97110.1134
12/31/2012  10.11311.4918
12/31/2013  11.49116.29215
12/31/2014  16.29215.51014
12/31/2015  15.51015.44214
2.65%
12/31/2007  N/A12.3520
12/31/2008  12.3526.8140
12/31/2009  6.8148.7190
12/31/2010  8.71910.9400
12/31/2011  10.94010.0800
12/31/2012  10.08011.4470
12/31/2013  11.44716.2221
12/31/2014  16.22215.4350
12/31/2015  15.43515.3600
2.70%
12/31/2008  N/A6.8010
12/31/2009  6.8018.6992
12/31/2010  8.69910.9081
12/31/2011  10.90810.0461
12/31/2012  10.04611.4031
12/31/2013  11.40316.1511
12/31/2014  16.15115.3601
12/31/2015  15.36015.2781
2.75%
12/31/2007  N/A12.3190
12/31/2008  12.3196.7891
12/31/2009  6.7898.6792
12/31/2010  8.67910.8781
12/31/2011  10.87810.0121
12/31/2012  10.01211.3591
12/31/2013  11.35916.0826
12/31/2014  16.08215.2866
12/31/2015  15.28615.1975
2.80%
12/31/2007  N/A12.3030
12/31/2008  12.3036.7771
12/31/2009  6.7778.6582
12/31/2010  8.65810.8471
12/31/2011  10.8479.9792
12/31/2012  9.97911.3160
12/31/2013  11.31616.0120
12/31/2014  16.01215.2120
12/31/2015  15.21215.1160
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A6.7640
12/31/2009  6.7648.6381
12/31/2010  8.63810.8161
12/31/2011  10.8169.9461
12/31/2012  9.94611.2720
12/31/2013  11.27215.9433
12/31/2014  15.94315.1398
12/31/2015  15.13915.0357
2.90%
12/31/2007  N/A12.1830
12/31/2008  12.1836.7040
12/31/2009  6.7048.5570
12/31/2010  8.55710.7090
12/31/2011  10.7099.8420
12/31/2012  9.84211.1490
12/31/2013  11.14915.7610
12/31/2014  15.76114.9591
12/31/2015  14.95914.8491
2.95%
12/31/2013  N/A15.8050
12/31/2014  15.80514.9930
12/31/2015  14.99314.8760
3.00%
12/31/2008  N/A6.7270
12/31/2009  6.7278.5790
12/31/2010  8.57910.7251
12/31/2011  10.7259.8481
12/31/2012  9.84811.1441
12/31/2013  11.14415.7381
12/31/2014  15.73814.9221
12/31/2015  14.92214.7980
3.05%
12/31/2007  N/A12.1340
12/31/2008  12.1346.6670
12/31/2009  6.6678.4970
12/31/2010  8.49710.6180
12/31/2011  10.6189.7440
12/31/2012  9.74411.0220
12/31/2013  11.02215.5571
12/31/2014  15.55714.7431
12/31/2015  14.74314.6131
3.10%
12/31/2013  N/A15.6013
12/31/2014  15.60114.77714
12/31/2015  14.77714.64012
3.15%
12/31/2008  N/A6.6910
12/31/2009  6.6918.5190
12/31/2010  8.51910.6340
12/31/2011  10.6349.7500
12/31/2012  9.75011.0170
12/31/2013  11.01715.5330
12/31/2014  15.53314.7061
12/31/2015  14.70614.5621
3.20%
12/31/2013  N/A16.0540
12/31/2014  16.05415.1910
12/31/2015  15.19115.0340

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.25%
12/31/2013  N/A15.9840
12/31/2014  15.98415.1171
12/31/2015  15.11714.9541
3.30%
12/31/2009  N/A8.4590
12/31/2010  8.45910.5440
12/31/2011  10.5449.6530
12/31/2012  9.65310.8900
12/31/2013  10.89015.3330
12/31/2014  15.33314.4950
12/31/2015  14.49514.3310
3.40%
12/31/2013  N/A15.7770
12/31/2014  15.77714.8990
12/31/2015  14.89914.7160
3.45%
12/31/2013  N/A15.7090
12/31/2014  15.70914.8270
12/31/2015  14.82714.6380
3.55%
12/31/2013  N/A15.5730
12/31/2014  15.57314.6841
12/31/2015  14.68414.4821
AZL Pyramis Total Bond Fund
1.65%
12/31/2012  N/A10.0170
12/31/2013  10.0179.6375
12/31/2014  9.6379.98822
12/31/2015  9.9889.73718
1.70%
12/31/2012  N/A10.0162
12/31/2013  10.0169.63031
12/31/2014  9.6309.97733
12/31/2015  9.9779.72124
1.75%
12/31/2012  N/A10.0140
12/31/2013  10.0149.6240
12/31/2014  9.6249.9650
12/31/2015  9.9659.7050
1.80%
12/31/2012  N/A10.0130
12/31/2013  10.0139.6180
12/31/2014  9.6189.95423
12/31/2015  9.9549.68926
1.90%
12/31/2012  N/A10.0090
12/31/2013  10.0099.6051
12/31/2014  9.6059.9319
12/31/2015  9.9319.65710
1.95%
12/31/2012  N/A10.0080
12/31/2013  10.0089.5990
12/31/2014  9.5999.9190
12/31/2015  9.9199.6410
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2012  N/A10.0050
12/31/2013  10.0059.5860
12/31/2014  9.5869.8960
12/31/2015  9.8969.6090
2.10%
12/31/2012  N/A10.0030
12/31/2013  10.0039.5800
12/31/2014  9.5809.8850
12/31/2015  9.8859.5930
2.15%
12/31/2012  N/A10.0020
12/31/2013  10.0029.5740
12/31/2014  9.5749.8730
12/31/2015  9.8739.5770
2.20%
12/31/2012  N/A10.0000
12/31/2013  10.0009.5670
12/31/2014  9.5679.8620
12/31/2015  9.8629.5610
2.25%
12/31/2012  N/A9.9980
12/31/2013  9.9989.5610
12/31/2014  9.5619.8500
12/31/2015  9.8509.5450
2.30%
12/31/2012  N/A9.9970
12/31/2013  9.9979.5550
12/31/2014  9.5559.8390
12/31/2015  9.8399.5300
2.35%
12/31/2012  N/A9.9950
12/31/2013  9.9959.5480
12/31/2014  9.5489.8280
12/31/2015  9.8289.5140
2.40%
12/31/2012  N/A9.9940
12/31/2013  9.9949.5420
12/31/2014  9.5429.8160
12/31/2015  9.8169.4980
2.45%
12/31/2012  N/A9.9920
12/31/2013  9.9929.5360
12/31/2014  9.5369.8050
12/31/2015  9.8059.4820
2.50%
12/31/2012  N/A9.9900
12/31/2013  9.9909.5290
12/31/2014  9.5299.7940
12/31/2015  9.7949.4670
2.55%
12/31/2012  N/A9.9890
12/31/2013  9.9899.5230
12/31/2014  9.5239.7820
12/31/2015  9.7829.4510

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2012  N/A9.9870
12/31/2013  9.9879.5070
12/31/2014  9.5079.7610
12/31/2015  9.7619.4260
2.65%
12/31/2012  N/A9.9860
12/31/2013  9.9869.5110
12/31/2014  9.5119.7600
12/31/2015  9.7609.4200
2.70%
12/31/2012  N/A9.9840
12/31/2013  9.9849.5040
12/31/2014  9.5049.7480
12/31/2015  9.7489.4040
2.75%
12/31/2012  N/A9.9820
12/31/2013  9.9829.4890
12/31/2014  9.4899.7270
12/31/2015  9.7279.3790
2.80%
12/31/2012  N/A9.9810
12/31/2013  9.9819.4920
12/31/2014  9.4929.7260
12/31/2015  9.7269.3732
2.85%
12/31/2012  N/A9.9790
12/31/2013  9.9799.4760
12/31/2014  9.4769.7050
12/31/2015  9.7059.3480
2.90%
12/31/2012  N/A9.9780
12/31/2013  9.9789.4700
12/31/2014  9.4709.6935
12/31/2015  9.6939.3324
2.95%
12/31/2013  N/A9.4640
12/31/2014  9.4649.6820
12/31/2015  9.6829.3170
3.00%
12/31/2012  N/A9.9750
12/31/2013  9.9759.4570
12/31/2014  9.4579.6710
12/31/2015  9.6719.3010
3.05%
12/31/2012  N/A9.9730
12/31/2013  9.9739.4510
12/31/2014  9.4519.6600
12/31/2015  9.6609.2860
3.10%
12/31/2013  N/A9.4450
12/31/2014  9.4459.6490
12/31/2015  9.6499.2710
3.15%
12/31/2012  N/A9.9700
12/31/2013  9.9709.4390
12/31/2014  9.4399.6370
12/31/2015  9.6379.2550
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A9.4310
12/31/2014  9.4319.6250
12/31/2015  9.6259.2380
3.25%
12/31/2013  N/A9.4250
12/31/2014  9.4259.6130
12/31/2015  9.6139.2230
3.30%
12/31/2012  N/A9.9650
12/31/2013  9.9659.4300
12/31/2014  9.4309.6140
12/31/2015  9.6149.2190
3.40%
12/31/2013  N/A9.4060
12/31/2014  9.4069.5800
12/31/2015  9.5809.1770
3.45%
12/31/2013  N/A9.4000
12/31/2014  9.4009.5690
12/31/2015  9.5699.1620
3.55%
12/31/2013  N/A9.3870
12/31/2014  9.3879.5470
12/31/2015  9.5479.1310
AZL Russell 1000 Growth Index Fund
1.65%
12/31/2014  N/A17.5707
12/31/2015  17.57018.1221
1.70%
12/31/2014  N/A17.5290
12/31/2015  17.52918.0714
1.75%
12/31/2014  N/A17.4880
12/31/2015  17.48818.0200
1.90%
12/31/2014  N/A17.3650
12/31/2015  17.36517.8674
1.95%
12/31/2014  N/A17.3250
12/31/2015  17.32517.8160
2.05%
12/31/2014  N/A17.2440
12/31/2015  17.24417.7150
AZL Russell 1000 Value Index Fund
1.65%
12/31/2014  N/A16.7301
12/31/2015  16.73015.7281
1.70%
12/31/2014  N/A16.6910
12/31/2015  16.69115.6840
1.75%
12/31/2014  N/A16.6520
12/31/2015  16.65215.6390
1.90%
12/31/2014  N/A16.5360
12/31/2015  16.53615.5070

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2014  N/A16.4970
12/31/2015  16.49715.4630
2.05%
12/31/2014  N/A16.4200
12/31/2015  16.42015.3750
AZL S&P 500 Index Fund
1.65%
12/31/2007  N/A9.8650
12/31/2008  9.8656.0534
12/31/2009  6.0537.46417
12/31/2010  7.4648.41226
12/31/2011  8.4128.40388
12/31/2012  8.4039.539140
12/31/2013  9.53912.353157
12/31/2014  12.35313.745136
12/31/2015  13.74513.648122
1.70%
12/31/2007  N/A9.8620
12/31/2008  9.8626.0484
12/31/2009  6.0487.45410
12/31/2010  7.4548.39614
12/31/2011  8.3968.38337
12/31/2012  8.3839.51276
12/31/2013  9.51212.312126
12/31/2014  12.31213.692113
12/31/2015  13.69213.589123
1.75%
12/31/2009  N/A7.4440
12/31/2010  7.4448.3810
12/31/2011  8.3818.3640
12/31/2012  8.3649.4850
12/31/2013  9.48512.2710
12/31/2014  12.27113.6400
12/31/2015  13.64013.5300
1.80%
12/31/2008  N/A6.03869
12/31/2009  6.0387.434185
12/31/2010  7.4348.366229
12/31/2011  8.3668.344251
12/31/2012  8.3449.458182
12/31/2013  9.45812.230145
12/31/2014  12.23013.588161
12/31/2015  13.58813.472160
1.90%
12/31/2007  N/A9.8490
12/31/2008  9.8496.02812
12/31/2009  6.0287.41426
12/31/2010  7.4148.33518
12/31/2011  8.3358.30533
12/31/2012  8.3059.40550
12/31/2013  9.40512.14983
12/31/2014  12.14913.48496
12/31/2015  13.48413.35586
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A9.8460
12/31/2008  9.8466.0235
12/31/2009  6.0237.404117
12/31/2010  7.4048.320105
12/31/2011  8.3208.286133
12/31/2012  8.2869.378168
12/31/2013  9.37812.108173
12/31/2014  12.10813.432148
12/31/2015  13.43213.298113
2.05%
12/31/2008  N/A6.0131
12/31/2009  6.0137.3854
12/31/2010  7.3858.2898
12/31/2011  8.2898.2478
12/31/2012  8.2479.3257
12/31/2013  9.32512.0286
12/31/2014  12.02813.3296
12/31/2015  13.32913.1834
2.10%
12/31/2007  N/A9.8360
12/31/2008  9.8366.00816
12/31/2009  6.0087.37591
12/31/2010  7.3758.274130
12/31/2011  8.2748.228124
12/31/2012  8.2289.298123
12/31/2013  9.29811.987107
12/31/2014  11.98713.27856
12/31/2015  13.27813.12650
2.15%
12/31/2008  N/A6.0030
12/31/2009  6.0037.3650
12/31/2010  7.3658.2590
12/31/2011  8.2598.2092
12/31/2012  8.2099.2722
12/31/2013  9.27211.9472
12/31/2014  11.94713.2271
12/31/2015  13.22713.0690
2.20%
12/31/2008  N/A5.9910
12/31/2009  5.9917.34642
12/31/2010  7.3468.23443
12/31/2011  8.2348.18032
12/31/2012  8.1809.23530
12/31/2013  9.23511.89413
12/31/2014  11.89413.16111
12/31/2015  13.16112.9973
2.25%
12/31/2007  N/A9.8260
12/31/2008  9.8265.99326
12/31/2009  5.9937.34583
12/31/2010  7.3458.22879
12/31/2011  8.2288.17170
12/31/2012  8.1719.21965
12/31/2013  9.21911.86839
12/31/2014  11.86813.12628
12/31/2015  13.12612.95621

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A5.9887
12/31/2009  5.9887.33511
12/31/2010  7.3358.21310
12/31/2011  8.2138.1527
12/31/2012  8.1529.1932
12/31/2013  9.19311.8282
12/31/2014  11.82813.0762
12/31/2015  13.07612.9001
2.35%
12/31/2007  N/A9.8190
12/31/2008  9.8195.98320
12/31/2009  5.9837.32652
12/31/2010  7.3268.19853
12/31/2011  8.1988.13347
12/31/2012  8.1339.16737
12/31/2013  9.16711.78928
12/31/2014  11.78913.02626
12/31/2015  13.02612.84422
2.40%
12/31/2007  N/A9.8160
12/31/2008  9.8165.97810
12/31/2009  5.9787.31646
12/31/2010  7.3168.18312
12/31/2011  8.1838.11411
12/31/2012  8.1149.14110
12/31/2013  9.14111.7508
12/31/2014  11.75012.9762
12/31/2015  12.97612.7882
2.45%
12/31/2008  N/A5.9730
12/31/2009  5.9737.3066
12/31/2010  7.3068.1683
12/31/2011  8.1688.0953
12/31/2012  8.0959.1152
12/31/2013  9.11511.7114
12/31/2014  11.71112.9262
12/31/2015  12.92612.7331
2.50%
12/31/2007  N/A9.8090
12/31/2008  9.8095.96811
12/31/2009  5.9687.29640
12/31/2010  7.2968.15323
12/31/2011  8.1538.0764
12/31/2012  8.0769.0904
12/31/2013  9.09011.6714
12/31/2014  11.67112.8771
12/31/2015  12.87712.6781
2.55%
12/31/2007  N/A9.8060
12/31/2008  9.8065.9631
12/31/2009  5.9637.2863
12/31/2010  7.2868.1381
12/31/2011  8.1388.0571
12/31/2012  8.0579.0641
12/31/2013  9.06411.6331
12/31/2014  11.63312.8271
12/31/2015  12.82712.6230
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A9.8030
12/31/2008  9.8035.9585
12/31/2009  5.9587.27775
12/31/2010  7.2778.12382
12/31/2011  8.1238.03877
12/31/2012  8.0389.03875
12/31/2013  9.03811.59475
12/31/2014  11.59412.77876
12/31/2015  12.77812.56872
2.65%
12/31/2007  N/A9.7990
12/31/2008  9.7995.9530
12/31/2009  5.9537.26741
12/31/2010  7.2678.1085
12/31/2011  8.1088.0195
12/31/2012  8.0199.0123
12/31/2013  9.01211.5553
12/31/2014  11.55512.7293
12/31/2015  12.72912.5143
2.70%
12/31/2008  N/A5.9480
12/31/2009  5.9487.2579
12/31/2010  7.2578.0939
12/31/2011  8.0938.0018
12/31/2012  8.0018.9878
12/31/2013  8.98711.5177
12/31/2014  11.51712.6816
12/31/2015  12.68112.4606
2.75%
12/31/2007  N/A9.7930
12/31/2008  9.7935.9431
12/31/2009  5.9437.24841
12/31/2010  7.2488.07937
12/31/2011  8.0797.98233
12/31/2012  7.9828.96124
12/31/2013  8.96111.47828
12/31/2014  11.47812.63229
12/31/2015  12.63212.40627
2.80%
12/31/2007  N/A9.7900
12/31/2008  9.7905.9385
12/31/2009  5.9387.23817
12/31/2010  7.2388.06411
12/31/2011  8.0647.96310
12/31/2012  7.9638.9369
12/31/2013  8.93611.4407
12/31/2014  11.44012.5845
12/31/2015  12.58412.3523
2.85%
12/31/2008  N/A5.9330
12/31/2009  5.9337.22844
12/31/2010  7.2288.04938
12/31/2011  8.0497.94536
12/31/2012  7.9458.91133
12/31/2013  8.91111.40234
12/31/2014  11.40212.5353
12/31/2015  12.53512.2993

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A9.7710
12/31/2008  9.7715.9213
12/31/2009  5.9217.21018
12/31/2010  7.2108.02528
12/31/2011  8.0257.91726
12/31/2012  7.9178.87522
12/31/2013  8.87511.35019
12/31/2014  11.35012.47320
12/31/2015  12.47312.23118
2.95%
12/31/2013  N/A11.3260
12/31/2014  11.32612.4390
12/31/2015  12.43912.1920
3.00%
12/31/2008  N/A5.9180
12/31/2009  5.9187.19910
12/31/2010  7.1998.0050
12/31/2011  8.0057.8890
12/31/2012  7.8898.8350
12/31/2013  8.83511.2880
12/31/2014  11.28812.39227
12/31/2015  12.39212.14027
3.05%
12/31/2007  N/A9.7620
12/31/2008  9.7625.9064
12/31/2009  5.9067.18132
12/31/2010  7.1817.98119
12/31/2011  7.9817.86219
12/31/2012  7.8628.80019
12/31/2013  8.80011.23710
12/31/2014  11.23712.3307
12/31/2015  12.33012.0736
3.10%
12/31/2013  N/A11.2131
12/31/2014  11.21312.2976
12/31/2015  12.29712.0355
3.15%
12/31/2008  N/A5.9030
12/31/2009  5.9037.1703
12/31/2010  7.1707.9610
12/31/2011  7.9617.8340
12/31/2012  7.8348.7600
12/31/2013  8.76011.1760
12/31/2014  11.17612.2500
12/31/2015  12.25011.9831
3.20%
12/31/2013  N/A11.8530
12/31/2014  11.85312.9850
12/31/2015  12.98512.6960
3.25%
12/31/2013  N/A11.8132
12/31/2014  11.81312.9356
12/31/2015  12.93512.6405
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A7.1426
12/31/2010  7.1427.9170
12/31/2011  7.9177.7800
12/31/2012  7.7808.6860
12/31/2013  8.68611.0640
12/31/2014  11.06412.1101
12/31/2015  12.11011.8280
3.40%
12/31/2013  N/A11.6950
12/31/2014  11.69512.7872
12/31/2015  12.78712.4776
3.45%
12/31/2013  N/A11.6560
12/31/2014  11.65612.7380
12/31/2015  12.73812.4230
3.55%
12/31/2013  N/A11.5788
12/31/2014  11.57812.6409
12/31/2015  12.64012.3158
AZL Schroder Emerging Markets Equity Fund
1.65%
12/31/2007  N/A13.3996
12/31/2008  13.3996.34118
12/31/2009  6.34110.7147
12/31/2010  10.71411.84616
12/31/2011  11.8469.64021
12/31/2012  9.64011.47622
12/31/2013  11.47611.05219
12/31/2014  11.05210.30315
12/31/2015  10.3038.82911
1.70%
12/31/2007  N/A13.3881
12/31/2008  13.3886.3337
12/31/2009  6.33310.69510
12/31/2010  10.69511.81816
12/31/2011  11.8189.61241
12/31/2012  9.61211.43840
12/31/2013  11.43811.00934
12/31/2014  11.00910.25929
12/31/2015  10.2598.78624
1.75%
12/31/2009  N/A10.6750
12/31/2010  10.67511.7914
12/31/2011  11.7919.5853
12/31/2012  9.58511.4003
12/31/2013  11.40010.9672
12/31/2014  10.96710.2142
12/31/2015  10.2148.7442
1.80%
12/31/2008  N/A6.3167
12/31/2009  6.31610.65614
12/31/2010  10.65611.76323
12/31/2011  11.7639.55826
12/31/2012  9.55811.36217
12/31/2013  11.36210.92524
12/31/2014  10.92510.17013
12/31/2015  10.1708.70215

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A13.3436
12/31/2008  13.3436.29910
12/31/2009  6.29910.6165
12/31/2010  10.61611.7088
12/31/2011  11.7089.5049
12/31/2012  9.50411.28610
12/31/2013  11.28610.8418
12/31/2014  10.84110.0826
12/31/2015  10.0828.6185
1.95%
12/31/2007  N/A13.3320
12/31/2008  13.3326.2902
12/31/2009  6.29010.5978
12/31/2010  10.59711.68114
12/31/2011  11.6819.47727
12/31/2012  9.47711.24928
12/31/2013  11.24910.80022
12/31/2014  10.80010.03919
12/31/2015  10.0398.57617
2.05%
12/31/2008  N/A6.2742
12/31/2009  6.27410.5583
12/31/2010  10.55811.6274
12/31/2011  11.6279.4244
12/31/2012  9.42411.1743
12/31/2013  11.17410.7173
12/31/2014  10.7179.9522
12/31/2015  9.9528.4942
2.10%
12/31/2007  N/A13.2980
12/31/2008  13.2986.26513
12/31/2009  6.26510.53824
12/31/2010  10.53811.59938
12/31/2011  11.5999.39739
12/31/2012  9.39711.13640
12/31/2013  11.13610.67643
12/31/2014  10.6769.90931
12/31/2015  9.9098.45331
2.15%
12/31/2008  N/A6.2570
12/31/2009  6.25710.5190
12/31/2010  10.51911.5730
12/31/2011  11.5739.3700
12/31/2012  9.37011.1000
12/31/2013  11.10010.6350
12/31/2014  10.6359.8660
12/31/2015  9.8668.4120
2.20%
12/31/2008  N/A6.2220
12/31/2009  6.22210.4564
12/31/2010  10.45611.4973
12/31/2011  11.4979.3052
12/31/2012  9.30511.0161
12/31/2013  11.01610.5501
12/31/2014  10.5509.7821
12/31/2015  9.7828.3361
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A13.2650
12/31/2008  13.2656.24017
12/31/2009  6.24010.48026
12/31/2010  10.48011.51826
12/31/2011  11.5189.31731
12/31/2012  9.31711.02528
12/31/2013  11.02510.55418
12/31/2014  10.5549.78013
12/31/2015  9.7808.33111
2.30%
12/31/2008  N/A6.2324
12/31/2009  6.23210.4616
12/31/2010  10.46111.4916
12/31/2011  11.4919.2906
12/31/2012  9.29010.9893
12/31/2013  10.98910.5133
12/31/2014  10.5139.7382
12/31/2015  9.7388.2902
2.35%
12/31/2007  N/A13.2430
12/31/2008  13.2436.22312
12/31/2009  6.22310.44218
12/31/2010  10.44211.46422
12/31/2011  11.4649.26426
12/31/2012  9.26410.95220
12/31/2013  10.95210.47316
12/31/2014  10.4739.69614
12/31/2015  9.6968.25015
2.40%
12/31/2007  N/A13.2320
12/31/2008  13.2326.2152
12/31/2009  6.21510.42320
12/31/2010  10.42311.4378
12/31/2011  11.4379.2389
12/31/2012  9.23810.9156
12/31/2013  10.91510.4336
12/31/2014  10.4339.6543
12/31/2015  9.6548.2113
2.45%
12/31/2008  N/A6.2074
12/31/2009  6.20710.4044
12/31/2010  10.40411.4113
12/31/2011  11.4119.2122
12/31/2012  9.21210.8793
12/31/2013  10.87910.3935
12/31/2014  10.3939.6123
12/31/2015  9.6128.1714
2.50%
12/31/2007  N/A13.2090
12/31/2008  13.2096.1983
12/31/2009  6.19810.3849
12/31/2010  10.38411.3844
12/31/2011  11.3849.1865
12/31/2012  9.18610.8436
12/31/2013  10.84310.3534
12/31/2014  10.3539.5702
12/31/2015  9.5708.1311

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A13.1980
12/31/2008  13.1986.1900
12/31/2009  6.19010.3651
12/31/2010  10.36511.3570
12/31/2011  11.3579.1600
12/31/2012  9.16010.8060
12/31/2013  10.80610.3130
12/31/2014  10.3139.5290
12/31/2015  9.5298.0920
2.60%
12/31/2007  N/A13.1870
12/31/2008  13.1876.18210
12/31/2009  6.18210.34618
12/31/2010  10.34611.33117
12/31/2011  11.3319.13416
12/31/2012  9.13410.77018
12/31/2013  10.77010.2748
12/31/2014  10.2749.48813
12/31/2015  9.4888.05316
2.65%
12/31/2007  N/A13.1760
12/31/2008  13.1766.1730
12/31/2009  6.17310.32714
12/31/2010  10.32711.3043
12/31/2011  11.3049.1083
12/31/2012  9.10810.7342
12/31/2013  10.73410.2342
12/31/2014  10.2349.4471
12/31/2015  9.4478.0140
2.70%
12/31/2008  N/A6.1650
12/31/2009  6.16510.3082
12/31/2010  10.30811.2783
12/31/2011  11.2789.0824
12/31/2012  9.08210.6994
12/31/2013  10.69910.1955
12/31/2014  10.1959.4063
12/31/2015  9.4067.9753
2.75%
12/31/2007  N/A13.1540
12/31/2008  13.1546.1574
12/31/2009  6.15710.2898
12/31/2010  10.28911.2529
12/31/2011  11.2529.0569
12/31/2012  9.05610.66311
12/31/2013  10.66310.15612
12/31/2014  10.1569.36512
12/31/2015  9.3657.93710
2.80%
12/31/2007  N/A13.1430
12/31/2008  13.1436.14914
12/31/2009  6.14910.27016
12/31/2010  10.27011.22514
12/31/2011  11.2259.03015
12/31/2012  9.03010.62715
12/31/2013  10.62710.11715
12/31/2014  10.1179.32413
12/31/2015  9.3247.89913
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A6.1400
12/31/2009  6.14010.2513
12/31/2010  10.25111.1996
12/31/2011  11.1999.0057
12/31/2012  9.00510.5923
12/31/2013  10.59210.0781
12/31/2014  10.0789.2844
12/31/2015  9.2847.8605
2.90%
12/31/2007  N/A13.0670
12/31/2008  13.0676.10711
12/31/2009  6.10710.19117
12/31/2010  10.19111.12712
12/31/2011  11.1278.94214
12/31/2012  8.94210.51314
12/31/2013  10.5139.99819
12/31/2014  9.9989.20613
12/31/2015  9.2067.79014
2.95%
12/31/2013  N/A10.0010
12/31/2014  10.0019.2040
12/31/2015  9.2047.7850
3.00%
12/31/2008  N/A6.1160
12/31/2009  6.11610.1965
12/31/2010  10.19611.1221
12/31/2011  11.1228.9291
12/31/2012  8.92910.4871
12/31/2013  10.4879.9643
12/31/2014  9.9649.1656
12/31/2015  9.1657.7487
3.05%
12/31/2007  N/A13.0350
12/31/2008  13.0356.0830
12/31/2009  6.08310.13512
12/31/2010  10.13511.04911
12/31/2011  11.0498.86712
12/31/2012  8.86710.40812
12/31/2013  10.4089.8844
12/31/2014  9.8849.0871
12/31/2015  9.0877.6781
3.10%
12/31/2013  N/A9.8876
12/31/2014  9.8879.08515
12/31/2015  9.0857.67316
3.15%
12/31/2008  N/A6.0920
12/31/2009  6.09210.1401
12/31/2010  10.14011.0440
12/31/2011  11.0448.8540
12/31/2012  8.85410.3830
12/31/2013  10.3839.8490
12/31/2014  9.8499.0461
12/31/2015  9.0467.6361

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A10.6600
12/31/2014  10.6609.7850
12/31/2015  9.7858.2560
3.25%
12/31/2013  N/A10.6192
12/31/2014  10.6199.7436
12/31/2015  9.7438.2166
3.30%
12/31/2009  N/A10.0842
12/31/2010  10.08410.9670
12/31/2011  10.9678.7790
12/31/2012  8.77910.2790
12/31/2013  10.2799.7370
12/31/2014  9.7378.92912
12/31/2015  8.9297.52612
3.40%
12/31/2013  N/A10.4970
12/31/2014  10.4979.6172
12/31/2015  9.6178.0983
3.45%
12/31/2013  N/A10.4570
12/31/2014  10.4579.5750
12/31/2015  9.5758.0580
3.55%
12/31/2013  N/A10.3770
12/31/2014  10.3779.4922
12/31/2015  9.4927.9812
AZL Small Cap Stock Index Fund
1.65%
12/31/2007  N/A9.3140
12/31/2008  9.3146.3260
12/31/2009  6.3267.7681
12/31/2010  7.7689.5893
12/31/2011  9.5899.4606
12/31/2012  9.46010.77613
12/31/2013  10.77614.90510
12/31/2014  14.90515.42814
12/31/2015  15.42814.7979
1.70%
12/31/2007  N/A9.3103
12/31/2008  9.3106.32110
12/31/2009  6.3217.7587
12/31/2010  7.7589.57110
12/31/2011  9.5719.43818
12/31/2012  9.43810.74629
12/31/2013  10.74614.85521
12/31/2014  14.85515.36920
12/31/2015  15.36914.73315
1.75%
12/31/2009  N/A7.7480
12/31/2010  7.7489.5540
12/31/2011  9.5549.4160
12/31/2012  9.41610.7150
12/31/2013  10.71514.8060
12/31/2014  14.80615.3100
12/31/2015  15.31014.6690
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A6.31014
12/31/2009  6.3107.73729
12/31/2010  7.7379.53633
12/31/2011  9.5369.39440
12/31/2012  9.39410.68519
12/31/2013  10.68514.75615
12/31/2014  14.75615.25210
12/31/2015  15.25214.60611
1.90%
12/31/2007  N/A9.2985
12/31/2008  9.2986.30011
12/31/2009  6.3007.71710
12/31/2010  7.7179.50120
12/31/2011  9.5019.35013
12/31/2012  9.35010.62415
12/31/2013  10.62414.65867
12/31/2014  14.65815.13511
12/31/2015  15.13514.48010
1.95%
12/31/2007  N/A9.2950
12/31/2008  9.2956.2941
12/31/2009  6.2947.70613
12/31/2010  7.7069.48414
12/31/2011  9.4849.32920
12/31/2012  9.32910.59441
12/31/2013  10.59414.60935
12/31/2014  14.60915.07732
12/31/2015  15.07714.41728
2.05%
12/31/2008  N/A6.2848
12/31/2009  6.2847.68611
12/31/2010  7.6869.4495
12/31/2011  9.4499.2855
12/31/2012  9.28510.5344
12/31/2013  10.53414.5123
12/31/2014  14.51214.9622
12/31/2015  14.96214.2931
2.10%
12/31/2007  N/A9.2850
12/31/2008  9.2856.2797
12/31/2009  6.2797.67610
12/31/2010  7.6769.43225
12/31/2011  9.4329.26323
12/31/2012  9.26310.50420
12/31/2013  10.50414.46416
12/31/2014  14.46414.90410
12/31/2015  14.90414.23110
2.15%
12/31/2008  N/A6.2730
12/31/2009  6.2737.6650
12/31/2010  7.6659.4150
12/31/2011  9.4159.2421
12/31/2012  9.24210.4741
12/31/2013  10.47414.4161
12/31/2014  14.41614.8471
12/31/2015  14.84714.1690

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2008  N/A6.2610
12/31/2009  6.2617.6466
12/31/2010  7.6469.3866
12/31/2011  9.3869.2096
12/31/2012  9.20910.4326
12/31/2013  10.43214.3501
12/31/2014  14.35014.7731
12/31/2015  14.77314.0911
2.25%
12/31/2007  N/A9.2760
12/31/2008  9.2766.2635
12/31/2009  6.2637.64522
12/31/2010  7.6459.38020
12/31/2011  9.3809.1998
12/31/2012  9.19910.41511
12/31/2013  10.41514.3205
12/31/2014  14.32014.7344
12/31/2015  14.73414.0473
2.30%
12/31/2008  N/A6.2586
12/31/2009  6.2587.6353
12/31/2010  7.6359.3633
12/31/2011  9.3639.1773
12/31/2012  9.17710.3863
12/31/2013  10.38614.2724
12/31/2014  14.27214.6773
12/31/2015  14.67713.9862
2.35%
12/31/2007  N/A9.2700
12/31/2008  9.2706.25210
12/31/2009  6.2527.62416
12/31/2010  7.6249.3469
12/31/2011  9.3469.1567
12/31/2012  9.15610.3565
12/31/2013  10.35614.2244
12/31/2014  14.22414.6218
12/31/2015  14.62113.9257
2.40%
12/31/2007  N/A9.2670
12/31/2008  9.2676.2473
12/31/2009  6.2477.61422
12/31/2010  7.6149.3285
12/31/2011  9.3289.1344
12/31/2012  9.13410.3273
12/31/2013  10.32714.1772
12/31/2014  14.17714.5652
12/31/2015  14.56513.8652
2.45%
12/31/2008  N/A6.2420
12/31/2009  6.2427.6040
12/31/2010  7.6049.3110
12/31/2011  9.3119.1130
12/31/2012  9.11310.2980
12/31/2013  10.29814.1302
12/31/2014  14.13014.5091
12/31/2015  14.50913.8050
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A9.2610
12/31/2008  9.2616.2371
12/31/2009  6.2377.59416
12/31/2010  7.5949.2941
12/31/2011  9.2949.0921
12/31/2012  9.09210.2681
12/31/2013  10.26814.0831
12/31/2014  14.08314.4540
12/31/2015  14.45413.7451
2.55%
12/31/2007  N/A9.2570
12/31/2008  9.2576.2321
12/31/2009  6.2327.5847
12/31/2010  7.5849.2775
12/31/2011  9.2779.0715
12/31/2012  9.07110.2395
12/31/2013  10.23914.0365
12/31/2014  14.03614.3985
12/31/2015  14.39813.6864
2.60%
12/31/2007  N/A9.2540
12/31/2008  9.2546.2264
12/31/2009  6.2267.5744
12/31/2010  7.5749.2608
12/31/2011  9.2609.0508
12/31/2012  9.05010.2107
12/31/2013  10.21013.98910
12/31/2014  13.98914.34315
12/31/2015  14.34313.62613
2.65%
12/31/2007  N/A9.2510
12/31/2008  9.2516.2210
12/31/2009  6.2217.56327
12/31/2010  7.5639.2430
12/31/2011  9.2439.0280
12/31/2012  9.02810.1810
12/31/2013  10.18113.9420
12/31/2014  13.94214.2880
12/31/2015  14.28813.5670
2.70%
12/31/2008  N/A6.2160
12/31/2009  6.2167.5530
12/31/2010  7.5539.2263
12/31/2011  9.2269.0074
12/31/2012  9.00710.1524
12/31/2013  10.15213.8963
12/31/2014  13.89614.2333
12/31/2015  14.23313.5090
2.75%
12/31/2007  N/A9.2450
12/31/2008  9.2456.2111
12/31/2009  6.2117.5439
12/31/2010  7.5439.2098
12/31/2011  9.2098.9868
12/31/2012  8.98610.1248
12/31/2013  10.12413.8495
12/31/2014  13.84914.1793
12/31/2015  14.17913.4503

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A9.2420
12/31/2008  9.2426.20613
12/31/2009  6.2067.53319
12/31/2010  7.5339.19212
12/31/2011  9.1928.96512
12/31/2012  8.96510.09511
12/31/2013  10.09513.8039
12/31/2014  13.80314.1259
12/31/2015  14.12513.3928
2.85%
12/31/2008  N/A6.2000
12/31/2009  6.2007.5234
12/31/2010  7.5239.1750
12/31/2011  9.1758.9440
12/31/2012  8.94410.0660
12/31/2013  10.06613.7570
12/31/2014  13.75714.0701
12/31/2015  14.07013.3341
2.90%
12/31/2007  N/A9.2250
12/31/2008  9.2256.1886
12/31/2009  6.1887.50417
12/31/2010  7.5049.14810
12/31/2011  9.1488.9138
12/31/2012  8.91310.0268
12/31/2013  10.02613.6957
12/31/2014  13.69514.0004
12/31/2015  14.00013.2614
2.95%
12/31/2013  N/A13.6660
12/31/2014  13.66613.9630
12/31/2015  13.96313.2190
3.00%
12/31/2008  N/A6.1850
12/31/2009  6.1857.4938
12/31/2010  7.4939.1251
12/31/2011  9.1258.8821
12/31/2012  8.8829.9811
12/31/2013  9.98113.6201
12/31/2014  13.62013.9091
12/31/2015  13.90913.1621
3.05%
12/31/2007  N/A9.2160
12/31/2008  9.2166.1720
12/31/2009  6.1727.47417
12/31/2010  7.4749.0970
12/31/2011  9.0978.8510
12/31/2012  8.8519.9410
12/31/2013  9.94113.5590
12/31/2014  13.55913.8400
12/31/2015  13.84013.0890
3.10%
12/31/2013  N/A13.5292
12/31/2014  13.52913.8036
12/31/2015  13.80313.0484
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2008  N/A6.1690
12/31/2009  6.1697.4632
12/31/2010  7.4639.0750
12/31/2011  9.0758.8200
12/31/2012  8.8209.8960
12/31/2013  9.89613.4840
12/31/2014  13.48413.7500
12/31/2015  13.75012.9910
3.20%
12/31/2013  N/A14.1950
12/31/2014  14.19514.4670
12/31/2015  14.46713.6620
3.25%
12/31/2013  N/A14.1481
12/31/2014  14.14814.4124
12/31/2015  14.41213.6033
3.30%
12/31/2009  N/A7.4334
12/31/2010  7.4339.0250
12/31/2011  9.0258.7580
12/31/2012  8.7589.8120
12/31/2013  9.81213.3500
12/31/2014  13.35013.5933
12/31/2015  13.59312.8233
3.40%
12/31/2013  N/A14.0060
12/31/2014  14.00614.2472
12/31/2015  14.24713.4273
3.45%
12/31/2013  N/A13.9590
12/31/2014  13.95914.1920
12/31/2015  14.19213.3690
3.55%
12/31/2013  N/A13.8660
12/31/2014  13.86614.0830
12/31/2015  14.08313.2530
AZL T. Rowe Price Capital Appreciation Fund
1.65%
12/31/2007  N/A13.3478
12/31/2008  13.3477.81114
12/31/2009  7.81110.1298
12/31/2010  10.12911.16315
12/31/2011  11.16310.52023
12/31/2012  10.52011.62232
12/31/2013  11.62214.85535
12/31/2014  14.85516.33231
12/31/2015  16.33216.87851
1.70%
12/31/2007  N/A13.3061
12/31/2008  13.3067.7836
12/31/2009  7.78310.08814
12/31/2010  10.08811.11218
12/31/2011  11.11210.46749
12/31/2012  10.46711.55765
12/31/2013  11.55714.76580
12/31/2014  14.76516.22567
12/31/2015  16.22516.75957

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A10.0390
12/31/2010  10.03911.0530
12/31/2011  11.05310.4052
12/31/2012  10.40511.4842
12/31/2013  11.48414.6631
12/31/2014  14.66316.1050
12/31/2015  16.10516.6280
1.80%
12/31/2008  N/A7.72813
12/31/2009  7.72810.00654
12/31/2010  10.00611.01158
12/31/2011  11.01110.36156
12/31/2012  10.36111.42951
12/31/2013  11.42914.58641
12/31/2014  14.58616.01336
12/31/2015  16.01316.52428
1.90%
12/31/2007  N/A13.1438
12/31/2008  13.1437.67211
12/31/2009  7.6729.92415
12/31/2010  9.92410.91012
12/31/2011  10.91010.2568
12/31/2012  10.25611.3029
12/31/2013  11.30214.41016
12/31/2014  14.41015.8036
12/31/2015  15.80316.29112
1.95%
12/31/2007  N/A13.1030
12/31/2008  13.1037.6451
12/31/2009  7.6459.88430
12/31/2010  9.88410.86029
12/31/2011  10.86010.20453
12/31/2012  10.20411.23962
12/31/2013  11.23914.32250
12/31/2014  14.32215.69945
12/31/2015  15.69916.17643
2.05%
12/31/2008  N/A7.5919
12/31/2009  7.5919.80414
12/31/2010  9.80410.76213
12/31/2011  10.76210.10113
12/31/2012  10.10111.11412
12/31/2013  11.11414.1499
12/31/2014  14.14915.4948
12/31/2015  15.49415.9494
2.10%
12/31/2007  N/A12.9820
12/31/2008  12.9827.56329
12/31/2009  7.5639.76369
12/31/2010  9.76310.71288
12/31/2011  10.71210.05091
12/31/2012  10.05011.05285
12/31/2013  11.05214.06375
12/31/2014  14.06315.39245
12/31/2015  15.39215.83636
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008  N/A7.5360
12/31/2009  7.5369.7241
12/31/2010  9.72410.6641
12/31/2011  10.6649.9991
12/31/2012  9.99910.9911
12/31/2013  10.99113.9781
12/31/2014  13.97815.2921
12/31/2015  15.29215.7251
2.20%
12/31/2008  N/A7.3780
12/31/2009  7.3789.5156
12/31/2010  9.51510.4297
12/31/2011  10.4299.7748
12/31/2012  9.77410.7386
12/31/2013  10.73813.6505
12/31/2014  13.65014.9255
12/31/2015  14.92515.3407
2.25%
12/31/2007  N/A12.8630
12/31/2008  12.8637.4823
12/31/2009  7.4829.6448
12/31/2010  9.64410.56610
12/31/2011  10.5669.89810
12/31/2012  9.89810.86811
12/31/2013  10.86813.8099
12/31/2014  13.80915.0918
12/31/2015  15.09115.5038
2.30%
12/31/2008  N/A7.4569
12/31/2009  7.4569.60511
12/31/2010  9.60510.51711
12/31/2011  10.5179.8479
12/31/2012  9.84710.8084
12/31/2013  10.80813.7253
12/31/2014  13.72514.9923
12/31/2015  14.99215.3932
2.35%
12/31/2007  N/A12.7840
12/31/2008  12.7847.42931
12/31/2009  7.4299.56644
12/31/2010  9.56610.46943
12/31/2011  10.4699.79743
12/31/2012  9.79710.74842
12/31/2013  10.74813.64232
12/31/2014  13.64214.89421
12/31/2015  14.89415.28420
2.40%
12/31/2007  N/A12.7440
12/31/2008  12.7447.40214
12/31/2009  7.4029.52724
12/31/2010  9.52710.42127
12/31/2011  10.4219.74825
12/31/2012  9.74810.68821
12/31/2013  10.68813.55918
12/31/2014  13.55914.7967
12/31/2015  14.79615.1779

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2008  N/A7.3766
12/31/2009  7.3769.48817
12/31/2010  9.48810.37418
12/31/2011  10.3749.69818
12/31/2012  9.69810.62818
12/31/2013  10.62813.4779
12/31/2014  13.47714.6997
12/31/2015  14.69915.0695
2.50%
12/31/2007  N/A12.6660
12/31/2008  12.6667.34919
12/31/2009  7.3499.45033
12/31/2010  9.45010.32631
12/31/2011  10.3269.64926
12/31/2012  9.64910.56927
12/31/2013  10.56913.39519
12/31/2014  13.39514.6026
12/31/2015  14.60214.96313
2.55%
12/31/2007  N/A12.6270
12/31/2008  12.6277.3230
12/31/2009  7.3239.4111
12/31/2010  9.41110.2791
12/31/2011  10.2799.6001
12/31/2012  9.60010.5101
12/31/2013  10.51013.3141
12/31/2014  13.31414.5060
12/31/2015  14.50614.8570
2.60%
12/31/2007  N/A12.5880
12/31/2008  12.5887.29730
12/31/2009  7.2979.37325
12/31/2010  9.37310.23234
12/31/2011  10.2329.55232
12/31/2012  9.55210.45231
12/31/2013  10.45213.23319
12/31/2014  13.23314.41132
12/31/2015  14.41114.75244
2.65%
12/31/2007  N/A12.5490
12/31/2008  12.5497.2713
12/31/2009  7.2719.3343
12/31/2010  9.33410.1853
12/31/2011  10.1859.5033
12/31/2012  9.50310.3943
12/31/2013  10.39413.1523
12/31/2014  13.15214.3161
12/31/2015  14.31614.6483
2.70%
12/31/2008  N/A7.2452
12/31/2009  7.2459.2962
12/31/2010  9.29610.1390
12/31/2011  10.1399.4550
12/31/2012  9.45510.3360
12/31/2013  10.33613.0730
12/31/2014  13.07314.2230
12/31/2015  14.22314.5450
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A12.4720
12/31/2008  12.4727.2193
12/31/2009  7.2199.2596
12/31/2010  9.25910.09213
12/31/2011  10.0929.40712
12/31/2012  9.40710.27812
12/31/2013  10.27812.99319
12/31/2014  12.99314.12918
12/31/2015  14.12914.44225
2.80%
12/31/2007  N/A12.4340
12/31/2008  12.4347.19323
12/31/2009  7.1939.22124
12/31/2010  9.22110.04624
12/31/2011  10.0469.35923
12/31/2012  9.35910.22122
12/31/2013  10.22112.91519
12/31/2014  12.91514.03615
12/31/2015  14.03614.34016
2.85%
12/31/2008  N/A7.1670
12/31/2009  7.1679.1834
12/31/2010  9.18310.0000
12/31/2011  10.0009.3120
12/31/2012  9.31210.1640
12/31/2013  10.16412.8366
12/31/2014  12.83613.94417
12/31/2015  13.94414.23919
2.90%
12/31/2007  N/A12.1420
12/31/2008  12.1427.0177
12/31/2009  7.0178.9869
12/31/2010  8.9869.78111
12/31/2011  9.7819.10310
12/31/2012  9.1039.9319
12/31/2013  9.93112.5368
12/31/2014  12.53613.61116
12/31/2015  13.61113.89215
2.95%
12/31/2013  N/A12.6810
12/31/2014  12.68113.7621
12/31/2015  13.76214.0391
3.00%
12/31/2008  N/A7.0910
12/31/2009  7.0919.0720
12/31/2010  9.0729.8640
12/31/2011  9.8649.1720
12/31/2012  9.1729.9960
12/31/2013  9.99612.6054
12/31/2014  12.60513.67314
12/31/2015  13.67313.94114

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2007  N/A12.0300
12/31/2008  12.0306.9420
12/31/2009  6.9428.8771
12/31/2010  8.8779.6471
12/31/2011  9.6478.9651
12/31/2012  8.9659.7661
12/31/2013  9.76612.3091
12/31/2014  12.30913.3451
12/31/2015  13.34513.6001
3.10%
12/31/2013  N/A12.4527
12/31/2014  12.45213.49312
12/31/2015  13.49313.74411
3.15%
12/31/2008  N/A7.0150
12/31/2009  7.0158.9620
12/31/2010  8.9629.7300
12/31/2011  9.7309.0330
12/31/2012  9.0339.8300
12/31/2013  9.83012.3760
12/31/2014  12.37613.4042
12/31/2015  13.40413.6476
3.20%
12/31/2013  N/A13.4310
12/31/2014  13.43114.5400
12/31/2015  14.54014.7950
3.25%
12/31/2013  N/A13.3491
12/31/2014  13.34914.4442
12/31/2015  14.44414.6902
3.30%
12/31/2009  N/A8.8530
12/31/2010  8.8539.5970
12/31/2011  9.5978.8960
12/31/2012  8.8969.6670
12/31/2013  9.66712.1530
12/31/2014  12.15313.1431
12/31/2015  13.14313.3611
3.40%
12/31/2013  N/A13.1080
12/31/2014  13.10814.1612
12/31/2015  14.16114.3817
3.45%
12/31/2013  N/A13.0280
12/31/2014  13.02814.0680
12/31/2015  14.06814.2800
3.55%
12/31/2013  N/A12.8700
12/31/2014  12.87013.8840
12/31/2015  13.88414.0780

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
BlackRock Global Allocation V.I. Fund
1.65%
12/31/2008  N/A7.9060
12/31/2009  7.9069.40394
12/31/2010  9.40310.1521131
12/31/2011  10.1529.6231947
12/31/2012  9.62310.4082129
12/31/2013  10.40811.7142002
12/31/2014  11.71411.7451839
12/31/2015  11.74511.4371626
1.70%
12/31/2008  N/A7.9034
12/31/2009  7.9039.396158
12/31/2010  9.39610.139443
12/31/2011  10.1399.605944
12/31/2012  9.60510.3841181
12/31/2013  10.38411.6801255
12/31/2014  11.68011.7051167
12/31/2015  11.70511.3931012
1.75%
12/31/2009  N/A9.3884
12/31/2010  9.38810.12519
12/31/2011  10.1259.58831
12/31/2012  9.58810.36033
12/31/2013  10.36011.64730
12/31/2014  11.64711.66636
12/31/2015  11.66611.34928
1.80%
12/31/2008  N/A7.89823
12/31/2009  7.8989.380111
12/31/2010  9.38010.112159
12/31/2011  10.1129.570137
12/31/2012  9.57010.335142
12/31/2013  10.33511.614108
12/31/2014  11.61411.62887
12/31/2015  11.62811.30669
1.90%
12/31/2008  N/A7.8931
12/31/2009  7.8939.364162
12/31/2010  9.36410.085490
12/31/2011  10.0859.535657
12/31/2012  9.53510.287647
12/31/2013  10.28711.549602
12/31/2014  11.54911.550531
12/31/2015  11.55011.219499
1.95%
12/31/2008  N/A7.8900
12/31/2009  7.8909.356212
12/31/2010  9.35610.071347
12/31/2011  10.0719.518855
12/31/2012  9.51810.263943
12/31/2013  10.26311.516946
12/31/2014  11.51611.512858
12/31/2015  11.51211.176730

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A7.88538
12/31/2009  7.8859.34148
12/31/2010  9.34110.04433
12/31/2011  10.0449.48351
12/31/2012  9.48310.21573
12/31/2013  10.21511.45174
12/31/2014  11.45111.43571
12/31/2015  11.43511.09165
2.10%
12/31/2008  N/A7.88235
12/31/2009  7.8829.333170
12/31/2010  9.33310.031166
12/31/2011  10.0319.465172
12/31/2012  9.46510.191172
12/31/2013  10.19111.418151
12/31/2014  11.41811.39756
12/31/2015  11.39711.04854
2.15%
12/31/2008  N/A7.8803
12/31/2009  7.8809.3254
12/31/2010  9.32510.0183
12/31/2011  10.0189.4485
12/31/2012  9.44810.1686
12/31/2013  10.16811.3865
12/31/2014  11.38611.3594
12/31/2015  11.35911.0062
2.20%
12/31/2008  N/A7.8770
12/31/2009  7.8779.31738
12/31/2010  9.31710.00435
12/31/2011  10.0049.43144
12/31/2012  9.43110.14442
12/31/2013  10.14411.35431
12/31/2014  11.35411.32130
12/31/2015  11.32110.96425
2.25%
12/31/2008  N/A7.87411
12/31/2009  7.8749.31065
12/31/2010  9.3109.99164
12/31/2011  9.9919.41464
12/31/2012  9.41410.12070
12/31/2013  10.12011.32170
12/31/2014  11.32111.28331
12/31/2015  11.28310.92224
2.30%
12/31/2008  N/A7.87218
12/31/2009  7.8729.30233
12/31/2010  9.3029.97834
12/31/2011  9.9789.39630
12/31/2012  9.39610.09721
12/31/2013  10.09711.2896
12/31/2014  11.28911.2466
12/31/2015  11.24610.8804
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2008  N/A7.86961
12/31/2009  7.8699.294218
12/31/2010  9.2949.964223
12/31/2011  9.9649.379223
12/31/2012  9.37910.073225
12/31/2013  10.07311.257192
12/31/2014  11.25711.208158
12/31/2015  11.20810.838145
2.40%
12/31/2008  N/A7.8665
12/31/2009  7.8669.28634
12/31/2010  9.2869.95142
12/31/2011  9.9519.36230
12/31/2012  9.36210.04930
12/31/2013  10.04911.22545
12/31/2014  11.22511.17110
12/31/2015  11.17110.7975
2.45%
12/31/2008  N/A7.8646
12/31/2009  7.8649.27827
12/31/2010  9.2789.93826
12/31/2011  9.9389.34525
12/31/2012  9.34510.02617
12/31/2013  10.02611.19416
12/31/2014  11.19411.13415
12/31/2015  11.13410.75613
2.50%
12/31/2008  N/A7.86121
12/31/2009  7.8619.27159
12/31/2010  9.2719.92463
12/31/2011  9.9249.32880
12/31/2012  9.32810.00393
12/31/2013  10.00311.16254
12/31/2014  11.16211.09730
12/31/2015  11.09710.71425
2.55%
12/31/2008  N/A7.8581
12/31/2009  7.8589.2631
12/31/2010  9.2639.9111
12/31/2011  9.9119.3101
12/31/2012  9.3109.9791
12/31/2013  9.97911.1301
12/31/2014  11.13011.0601
12/31/2015  11.06010.6730
2.60%
12/31/2008  N/A7.85620
12/31/2009  7.8569.25531
12/31/2010  9.2559.89829
12/31/2011  9.8989.29330
12/31/2012  9.2939.95633
12/31/2013  9.95611.09949
12/31/2014  11.09911.023131
12/31/2015  11.02310.633128

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2008  N/A7.8538
12/31/2009  7.8539.24828
12/31/2010  9.2489.88545
12/31/2011  9.8859.27633
12/31/2012  9.2769.93347
12/31/2013  9.93311.06765
12/31/2014  11.06710.98638
12/31/2015  10.98610.59237
2.70%
12/31/2008  N/A7.8510
12/31/2009  7.8519.24012
12/31/2010  9.2409.87138
12/31/2011  9.8719.25930
12/31/2012  9.2599.91030
12/31/2013  9.91011.03630
12/31/2014  11.03610.95028
12/31/2015  10.95010.55123
2.75%
12/31/2008  N/A7.8480
12/31/2009  7.8489.23210
12/31/2010  9.2329.85811
12/31/2011  9.8589.24211
12/31/2012  9.2429.88611
12/31/2013  9.88611.00512
12/31/2014  11.00510.91344
12/31/2015  10.91310.51129
2.80%
12/31/2008  N/A7.8450
12/31/2009  7.8459.2244
12/31/2010  9.2249.84519
12/31/2011  9.8459.22510
12/31/2012  9.2259.86310
12/31/2013  9.86310.97419
12/31/2014  10.97410.8775
12/31/2015  10.87710.4713
2.85%
12/31/2008  N/A7.8430
12/31/2009  7.8439.21731
12/31/2010  9.2179.83263
12/31/2011  9.8329.20966
12/31/2012  9.2099.84060
12/31/2013  9.84010.94275
12/31/2014  10.94210.84086
12/31/2015  10.84010.43076
2.90%
12/31/2008  N/A7.8402
12/31/2009  7.8409.209108
12/31/2010  9.2099.819129
12/31/2011  9.8199.192129
12/31/2012  9.1929.817121
12/31/2013  9.81710.911146
12/31/2014  10.91110.80458
12/31/2015  10.80410.39044
2.95%
12/31/2013  N/A10.8810
12/31/2014  10.88110.7681
12/31/2015  10.76810.3511
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A7.8350
12/31/2009  7.8359.1940
12/31/2010  9.1949.7930
12/31/2011  9.7939.1580
12/31/2012  9.1589.7720
12/31/2013  9.77210.85010
12/31/2014  10.85010.73211
12/31/2015  10.73210.3115
3.05%
12/31/2008  N/A7.8320
12/31/2009  7.8329.18652
12/31/2010  9.1869.78056
12/31/2011  9.7809.14152
12/31/2012  9.1419.74950
12/31/2013  9.74910.81964
12/31/2014  10.81910.69755
12/31/2015  10.69710.27246
3.10%
12/31/2013  N/A10.7889
12/31/2014  10.78810.66116
12/31/2015  10.66110.23216
3.15%
12/31/2008  N/A12.5900
12/31/2009  12.59014.75119
12/31/2010  14.75115.68920
12/31/2011  15.68914.65020
12/31/2012  14.65015.60820
12/31/2013  15.60810.75821
12/31/2014  10.75810.62616
12/31/2015  10.62610.19315
3.20%
12/31/2013  N/A25.8350
12/31/2014  25.83525.5050
12/31/2015  25.50524.4540
3.25%
12/31/2013  N/A25.5540
12/31/2014  25.55425.2150
12/31/2015  25.21524.1640
3.30%
12/31/2009  N/A9.1480
12/31/2010  9.1489.7146
12/31/2011  9.7149.0580
12/31/2012  9.0589.6350
12/31/2013  9.63510.6674
12/31/2014  10.66710.5200
12/31/2015  10.52010.0761
3.40%
12/31/2013  N/A24.7290
12/31/2014  24.72924.36411
12/31/2015  24.36423.3146
3.45%
12/31/2013  N/A24.4600
12/31/2014  24.46024.0870
12/31/2015  24.08723.0370

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.55%
12/31/2013  N/A23.9312
12/31/2014  23.93123.5423
12/31/2015  23.54222.4940
Davis VA Financial Portfolio
1.65%
12/31/2007  N/A15.5220
12/31/2008  15.5228.1891
12/31/2009  8.18911.3721
12/31/2010  11.37212.4271
12/31/2011  12.42711.2511
12/31/2012  11.25113.1501
12/31/2013  13.15016.9781
12/31/2014  16.97818.8461
12/31/2015  18.84618.9091
1.70%
12/31/2007  N/A15.4600
12/31/2008  15.4608.1520
12/31/2009  8.15211.3150
12/31/2010  11.31512.3590
12/31/2011  12.35911.1850
12/31/2012  11.18513.0650
12/31/2013  13.06516.8600
12/31/2014  16.86018.7060
12/31/2015  18.70618.7590
1.75%
12/31/2009  N/A8.8770
12/31/2010  8.8779.6910
12/31/2011  9.6918.7650
12/31/2012  8.76510.2340
12/31/2013  10.23413.2000
12/31/2014  13.20014.6380
12/31/2015  14.63814.6720
1.80%
12/31/2008  N/A8.0801
12/31/2009  8.08011.2046
12/31/2010  11.20412.2255
12/31/2011  12.22511.0526
12/31/2012  11.05212.8975
12/31/2013  12.89716.6273
12/31/2014  16.62718.4291
12/31/2015  18.42918.4631
1.90%
12/31/2007  N/A12.0151
12/31/2008  12.0156.3232
12/31/2009  6.3238.7581
12/31/2010  8.7589.5471
12/31/2011  9.5478.6220
12/31/2012  8.62210.0520
12/31/2013  10.05212.9460
12/31/2014  12.94614.3340
12/31/2015  14.33414.3470
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A15.1570
12/31/2008  15.1577.9720
12/31/2009  7.97211.0386
12/31/2010  11.03812.02615
12/31/2011  12.02610.85616
12/31/2012  10.85612.65015
12/31/2013  12.65016.28314
12/31/2014  16.28318.02113
12/31/2015  18.02118.02712
2.05%
12/31/2008  N/A7.9021
12/31/2009  7.90210.9290
12/31/2010  10.92911.8960
12/31/2011  11.89610.7270
12/31/2012  10.72712.4870
12/31/2013  12.48716.0580
12/31/2014  16.05817.7540
12/31/2015  17.75417.7420
2.10%
12/31/2007  N/A14.9780
12/31/2008  14.9787.86610
12/31/2009  7.86610.87511
12/31/2010  10.87511.83111
12/31/2011  11.83110.66411
12/31/2012  10.66412.40710
12/31/2013  12.40715.9477
12/31/2014  15.94717.6223
12/31/2015  17.62217.6012
2.15%
12/31/2008  N/A7.8310
12/31/2009  7.83110.8210
12/31/2010  10.82111.7670
12/31/2011  11.76710.6000
12/31/2012  10.60012.3270
12/31/2013  12.32715.8360
12/31/2014  15.83617.4900
12/31/2015  17.49017.4620
2.20%
12/31/2008  N/A6.1740
12/31/2009  6.1748.5263
12/31/2010  8.5269.2663
12/31/2011  9.2668.3442
12/31/2012  8.3449.6982
12/31/2013  9.69812.4532
12/31/2014  12.45313.7471
12/31/2015  13.74713.7171
2.25%
12/31/2007  N/A14.8010
12/31/2008  14.8017.7623
12/31/2009  7.76210.7144
12/31/2010  10.71411.6394
12/31/2011  11.63910.4755
12/31/2012  10.47512.1684
12/31/2013  12.16815.6173
12/31/2014  15.61717.2312
12/31/2015  17.23117.1862

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A6.1250
12/31/2009  6.1258.4500
12/31/2010  8.4509.1750
12/31/2011  9.1758.2530
12/31/2012  8.2539.5830
12/31/2013  9.58312.2920
12/31/2014  12.29213.5560
12/31/2015  13.55613.5130
2.35%
12/31/2007  N/A14.6840
12/31/2008  14.6847.6936
12/31/2009  7.69310.6086
12/31/2010  10.60811.5126
12/31/2011  11.51210.3516
12/31/2012  10.35112.0123
12/31/2013  12.01215.4012
12/31/2014  15.40116.9762
12/31/2015  16.97616.9142
2.40%
12/31/2007  N/A14.6260
12/31/2008  14.6267.6593
12/31/2009  7.65910.5565
12/31/2010  10.55611.4495
12/31/2011  11.44910.2895
12/31/2012  10.28911.9353
12/31/2013  11.93515.2943
12/31/2014  15.29416.8500
12/31/2015  16.85016.7800
2.45%
12/31/2008  N/A7.6240
12/31/2009  7.62410.5041
12/31/2010  10.50411.3872
12/31/2011  11.38710.2280
12/31/2012  10.22811.8580
12/31/2013  11.85815.1880
12/31/2014  15.18816.7240
12/31/2015  16.72416.6470
2.50%
12/31/2007  N/A14.5110
12/31/2008  14.5117.5911
12/31/2009  7.59110.4521
12/31/2010  10.45211.3251
12/31/2011  11.32510.1671
12/31/2012  10.16711.7811
12/31/2013  11.78115.0830
12/31/2014  15.08316.6000
12/31/2015  16.60016.5150
2.55%
12/31/2007  N/A14.4540
12/31/2008  14.4547.5571
12/31/2009  7.55710.4000
12/31/2010  10.40011.2630
12/31/2011  11.26310.1070
12/31/2012  10.10711.7060
12/31/2013  11.70614.9780
12/31/2014  14.97816.4770
12/31/2015  16.47716.3840
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A11.4440
12/31/2008  11.4445.9801
12/31/2009  5.9808.2261
12/31/2010  8.2268.9051
12/31/2011  8.9057.9861
12/31/2012  7.9869.2451
12/31/2013  9.24511.8241
12/31/2014  11.82413.0004
12/31/2015  13.00012.9203
2.65%
12/31/2007  N/A14.3400
12/31/2008  14.3407.4900
12/31/2009  7.49010.2972
12/31/2010  10.29711.1412
12/31/2011  11.1419.9872
12/31/2012  9.98711.5552
12/31/2013  11.55514.7712
12/31/2014  14.77116.2330
12/31/2015  16.23316.1250
2.70%
12/31/2008  N/A7.4560
12/31/2009  7.45610.2460
12/31/2010  10.24611.0800
12/31/2011  11.0809.9280
12/31/2012  9.92811.4810
12/31/2013  11.48114.6680
12/31/2014  14.66816.1120
12/31/2015  16.11215.9970
2.75%
12/31/2007  N/A11.3250
12/31/2008  11.3255.9094
12/31/2009  5.9098.1164
12/31/2010  8.1168.7733
12/31/2011  8.7737.8564
12/31/2012  7.8569.0812
12/31/2013  9.08111.5961
12/31/2014  11.59612.7311
12/31/2015  12.73112.6341
2.80%
12/31/2007  N/A14.1700
12/31/2008  14.1707.3900
12/31/2009  7.39010.1450
12/31/2010  10.14510.9600
12/31/2011  10.9609.8100
12/31/2012  9.81011.3330
12/31/2013  11.33314.4650
12/31/2014  14.46515.8730
12/31/2015  15.87315.7440
2.85%
12/31/2008  N/A7.3570
12/31/2009  7.35710.0954
12/31/2010  10.09510.9004
12/31/2011  10.9009.7524
12/31/2012  9.75211.2604
12/31/2013  11.26014.3655
12/31/2014  14.36515.7551
12/31/2015  15.75515.6191

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A11.2080
12/31/2008  11.2085.8391
12/31/2009  5.8398.0081
12/31/2010  8.0088.6431
12/31/2011  8.6437.7282
12/31/2012  7.7288.9192
12/31/2013  8.91911.3732
12/31/2014  11.37312.4673
12/31/2015  12.46712.3533
2.95%
12/31/2013  N/A14.1660
12/31/2014  14.16615.5220
12/31/2015  15.52215.3730
3.00%
12/31/2008  N/A7.2590
12/31/2009  7.2599.9460
12/31/2010  9.94610.7230
12/31/2011  10.7239.5790
12/31/2012  9.57911.0440
12/31/2013  11.04414.0680
12/31/2014  14.06815.4060
12/31/2015  15.40615.2510
3.05%
12/31/2007  N/A11.0910
12/31/2008  11.0915.7700
12/31/2009  5.7707.9010
12/31/2010  7.9018.5150
12/31/2011  8.5157.6020
12/31/2012  7.6028.7610
12/31/2013  8.76111.1540
12/31/2014  11.15412.2090
12/31/2015  12.20912.0790
3.10%
12/31/2013  N/A13.8731
12/31/2014  13.87315.1781
12/31/2015  15.17815.0101
3.15%
12/31/2008  N/A7.1630
12/31/2009  7.1639.7990
12/31/2010  9.79910.5490
12/31/2011  10.5499.4090
12/31/2012  9.40910.8320
12/31/2013  10.83213.7770
12/31/2014  13.77715.0652
12/31/2015  15.06514.8911
3.20%
12/31/2013  N/A13.0930
12/31/2014  13.09314.3100
12/31/2015  14.31014.1370
3.25%
12/31/2013  N/A12.9981
12/31/2014  12.99814.1991
12/31/2015  14.19914.0201
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A7.7260
12/31/2010  7.7268.3050
12/31/2011  8.3057.3970
12/31/2012  7.3978.5030
12/31/2013  8.50310.7980
12/31/2014  10.79811.7900
12/31/2015  11.79011.6360
3.40%
12/31/2013  N/A12.7180
12/31/2014  12.71813.8722
12/31/2015  13.87213.6772
3.45%
12/31/2013  N/A12.6260
12/31/2014  12.62613.7650
12/31/2015  13.76513.5640
3.55%
12/31/2013  N/A12.4440
12/31/2014  12.44413.5520
12/31/2015  13.55213.3420
Fidelity VIP FundsManager 50% Portfolio
1.65%
12/31/2011  N/A10.6273
12/31/2012  10.62711.51015
12/31/2013  11.51012.9826
12/31/2014  12.98213.40112
12/31/2015  13.40113.18012
1.70%
12/31/2011  N/A10.59615
12/31/2012  10.59611.47221
12/31/2013  11.47212.93227
12/31/2014  12.93213.34328
12/31/2015  13.34313.11626
1.75%
12/31/2011  N/A10.5660
12/31/2012  10.56611.4330
12/31/2013  11.43312.8820
12/31/2014  12.88213.2850
12/31/2015  13.28513.0520
1.80%
12/31/2011  N/A10.5360
12/31/2012  10.53611.3950
12/31/2013  11.39512.8320
12/31/2014  12.83213.2270
12/31/2015  13.22712.9890
1.90%
12/31/2011  N/A10.47617
12/31/2012  10.47611.31817
12/31/2013  11.31812.73320
12/31/2014  12.73313.11220
12/31/2015  13.11212.86319
1.95%
12/31/2011  N/A10.44651
12/31/2012  10.44611.28071
12/31/2013  11.28012.68479
12/31/2014  12.68413.05578
12/31/2015  13.05512.80174

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2011  N/A10.3870
12/31/2012  10.38711.2050
12/31/2013  11.20512.5870
12/31/2014  12.58712.9421
12/31/2015  12.94212.6771
2.10%
12/31/2011  N/A10.3570
12/31/2012  10.35711.1670
12/31/2013  11.16712.5388
12/31/2014  12.53812.8858
12/31/2015  12.88512.6157
2.15%
12/31/2011  N/A10.3270
12/31/2012  10.32711.1300
12/31/2013  11.13012.4900
12/31/2014  12.49012.8290
12/31/2015  12.82912.5540
2.20%
12/31/2011  N/A10.2980
12/31/2012  10.29811.0920
12/31/2013  11.09212.4420
12/31/2014  12.44212.7740
12/31/2015  12.77412.4930
2.25%
12/31/2011  N/A10.2680
12/31/2012  10.26811.0550
12/31/2013  11.05512.3940
12/31/2014  12.39412.7180
12/31/2015  12.71812.4330
2.30%
12/31/2011  N/A10.2390
12/31/2012  10.23911.0180
12/31/2013  11.01812.3460
12/31/2014  12.34612.6630
12/31/2015  12.66312.3720
2.35%
12/31/2011  N/A10.2100
12/31/2012  10.21010.9810
12/31/2013  10.98112.2980
12/31/2014  12.29812.6070
12/31/2015  12.60712.3120
2.40%
12/31/2011  N/A10.1810
12/31/2012  10.18110.9440
12/31/2013  10.94412.2510
12/31/2014  12.25112.5530
12/31/2015  12.55312.2530
2.45%
12/31/2011  N/A10.1520
12/31/2012  10.15210.9070
12/31/2013  10.90712.2040
12/31/2014  12.20412.4980
12/31/2015  12.49812.1930
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2011  N/A10.1230
12/31/2012  10.12310.8710
12/31/2013  10.87112.1570
12/31/2014  12.15712.4440
12/31/2015  12.44412.1340
2.55%
12/31/2011  N/A10.0940
12/31/2012  10.09410.8340
12/31/2013  10.83412.1100
12/31/2014  12.11012.3890
12/31/2015  12.38912.0750
2.60%
12/31/2011  N/A10.0653
12/31/2012  10.06510.7983
12/31/2013  10.79812.0630
12/31/2014  12.06312.3350
12/31/2015  12.33512.0171
2.65%
12/31/2011  N/A10.0360
12/31/2012  10.03610.7620
12/31/2013  10.76212.0170
12/31/2014  12.01712.2820
12/31/2015  12.28211.9580
2.70%
12/31/2011  N/A10.0080
12/31/2012  10.00810.7260
12/31/2013  10.72611.9700
12/31/2014  11.97012.2280
12/31/2015  12.22811.9000
2.75%
12/31/2011  N/A9.9792
12/31/2012  9.97910.6902
12/31/2013  10.69011.9240
12/31/2014  11.92412.1750
12/31/2015  12.17511.8430
2.80%
12/31/2011  N/A9.9500
12/31/2012  9.95010.6540
12/31/2013  10.65411.8780
12/31/2014  11.87812.1220
12/31/2015  12.12211.7850
2.85%
12/31/2011  N/A9.9220
12/31/2012  9.92210.6180
12/31/2013  10.61811.8320
12/31/2014  11.83212.0690
12/31/2015  12.06911.7280
2.90%
12/31/2011  N/A9.8940
12/31/2012  9.89410.5820
12/31/2013  10.58211.7870
12/31/2014  11.78712.0170
12/31/2015  12.01711.6710
2.95%
12/31/2013  N/A11.7410
12/31/2014  11.74111.9640
12/31/2015  11.96411.6150

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2011  N/A9.8370
12/31/2012  9.83710.5110
12/31/2013  10.51111.6960
12/31/2014  11.69611.9120
12/31/2015  11.91211.5580
3.05%
12/31/2011  N/A9.8090
12/31/2012  9.80910.4760
12/31/2013  10.47611.6510
12/31/2014  11.65111.8610
12/31/2015  11.86111.5020
3.10%
12/31/2013  N/A11.6060
12/31/2014  11.60611.8090
12/31/2015  11.80911.4460
3.15%
12/31/2011  N/A9.7530
12/31/2012  9.75310.4060
12/31/2013  10.40611.5610
12/31/2014  11.56111.7580
12/31/2015  11.75811.3910
3.20%
12/31/2013  N/A11.5110
12/31/2014  11.51111.7000
12/31/2015  11.70011.3300
3.25%
12/31/2013  N/A11.4662
12/31/2014  11.46611.6491
12/31/2015  11.64911.2751
3.30%
12/31/2011  N/A9.6700
12/31/2012  9.67010.3010
12/31/2013  10.30111.4280
12/31/2014  11.42811.6050
12/31/2015  11.60511.2260
3.40%
12/31/2013  N/A11.3340
12/31/2014  11.33411.4970
12/31/2015  11.49711.1110
3.45%
12/31/2013  N/A11.2900
12/31/2014  11.29011.4470
12/31/2015  11.44711.0570
3.55%
12/31/2013  N/A11.2030
12/31/2014  11.20311.3480
12/31/2015  11.34810.9500
Fidelity VIP FundsManager 60% Portfolio
1.65%
12/31/2011  N/A9.58650
12/31/2012  9.58610.50954
12/31/2013  10.50912.23850
12/31/2014  12.23812.671109
12/31/2015  12.67112.49794
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2011  N/A9.56566
12/31/2012  9.56510.48185
12/31/2013  10.48112.19989
12/31/2014  12.19912.624106
12/31/2015  12.62412.445114
1.75%
12/31/2011  N/A9.5440
12/31/2012  9.54410.4530
12/31/2013  10.45312.1600
12/31/2014  12.16012.5780
12/31/2015  12.57812.3930
1.80%
12/31/2011  N/A9.5230
12/31/2012  9.52310.4250
12/31/2013  10.42512.1220
12/31/2014  12.12212.5320
12/31/2015  12.53212.3410
1.90%
12/31/2011  N/A9.48214
12/31/2012  9.48210.36931
12/31/2013  10.36912.04537
12/31/2014  12.04512.44027
12/31/2015  12.44012.23924
1.95%
12/31/2011  N/A9.46126
12/31/2012  9.46110.34146
12/31/2013  10.34112.00749
12/31/2014  12.00712.39443
12/31/2015  12.39412.18841
2.05%
12/31/2011  N/A9.4200
12/31/2012  9.42010.2860
12/31/2013  10.28611.9300
12/31/2014  11.93012.3031
12/31/2015  12.30312.0861
2.10%
12/31/2011  N/A9.3990
12/31/2012  9.39910.2580
12/31/2013  10.25811.8930
12/31/2014  11.89312.2580
12/31/2015  12.25812.0360
2.15%
12/31/2011  N/A9.3790
12/31/2012  9.37910.2310
12/31/2013  10.23111.8550
12/31/2014  11.85512.2130
12/31/2015  12.21311.9850
2.20%
12/31/2011  N/A9.3580
12/31/2012  9.35810.2030
12/31/2013  10.20311.8170
12/31/2014  11.81712.1680
12/31/2015  12.16811.9350

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2011  N/A9.3380
12/31/2012  9.33810.1760
12/31/2013  10.17611.7800
12/31/2014  11.78012.1230
12/31/2015  12.12311.8850
2.30%
12/31/2011  N/A9.3180
12/31/2012  9.31810.1490
12/31/2013  10.14911.7420
12/31/2014  11.74212.0790
12/31/2015  12.07911.8360
2.35%
12/31/2011  N/A9.2970
12/31/2012  9.29710.1220
12/31/2013  10.12211.7050
12/31/2014  11.70512.0345
12/31/2015  12.03411.7866
2.40%
12/31/2011  N/A9.2770
12/31/2012  9.27710.0940
12/31/2013  10.09411.6680
12/31/2014  11.66811.9900
12/31/2015  11.99011.7370
2.45%
12/31/2011  N/A9.2575
12/31/2012  9.25710.0675
12/31/2013  10.06711.6312
12/31/2014  11.63111.9462
12/31/2015  11.94611.6882
2.50%
12/31/2011  N/A9.2370
12/31/2012  9.23710.0400
12/31/2013  10.04011.5940
12/31/2014  11.59411.9020
12/31/2015  11.90211.6392
2.55%
12/31/2011  N/A9.2170
12/31/2012  9.21710.0140
12/31/2013  10.01411.5570
12/31/2014  11.55711.8580
12/31/2015  11.85811.5910
2.60%
12/31/2011  N/A9.1970
12/31/2012  9.1979.9870
12/31/2013  9.98711.5205
12/31/2014  11.52011.8150
12/31/2015  11.81511.5430
2.65%
12/31/2011  N/A9.1770
12/31/2012  9.1779.9600
12/31/2013  9.96011.4830
12/31/2014  11.48311.7710
12/31/2015  11.77111.4940
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2011  N/A9.1570
12/31/2012  9.1579.9330
12/31/2013  9.93311.4470
12/31/2014  11.44711.7280
12/31/2015  11.72811.4460
2.75%
12/31/2011  N/A9.1370
12/31/2012  9.1379.9070
12/31/2013  9.90711.4110
12/31/2014  11.41111.6850
12/31/2015  11.68511.3990
2.80%
12/31/2011  N/A9.1170
12/31/2012  9.1179.8800
12/31/2013  9.88011.3740
12/31/2014  11.37411.6427
12/31/2015  11.64211.3517
2.85%
12/31/2011  N/A9.0970
12/31/2012  9.0979.8540
12/31/2013  9.85411.3380
12/31/2014  11.33811.5990
12/31/2015  11.59911.3040
2.90%
12/31/2011  N/A9.0770
12/31/2012  9.0779.8270
12/31/2013  9.82711.3020
12/31/2014  11.30211.5570
12/31/2015  11.55711.2560
2.95%
12/31/2013  N/A11.2660
12/31/2014  11.26611.5140
12/31/2015  11.51411.2090
3.00%
12/31/2011  N/A9.0380
12/31/2012  9.0389.7750
12/31/2013  9.77511.2300
12/31/2014  11.23011.4720
12/31/2015  11.47211.1630
3.05%
12/31/2011  N/A9.0180
12/31/2012  9.0189.7480
12/31/2013  9.74811.1950
12/31/2014  11.19511.4300
12/31/2015  11.43011.1160
3.10%
12/31/2013  N/A11.1590
12/31/2014  11.15911.3882
12/31/2015  11.38811.0702
3.15%
12/31/2011  N/A8.9790
12/31/2012  8.9799.6960
12/31/2013  9.69611.1240
12/31/2014  11.12411.3460
12/31/2015  11.34611.0230

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A11.0830
12/31/2014  11.08311.2980
12/31/2015  11.29810.9720
3.25%
12/31/2013  N/A11.0470
12/31/2014  11.04711.2560
12/31/2015  11.25610.9260
3.30%
12/31/2011  N/A8.9200
12/31/2012  8.9209.6190
12/31/2013  9.61911.0180
12/31/2014  11.01811.2213
12/31/2015  11.22110.8863
3.40%
12/31/2013  N/A10.9420
12/31/2014  10.94211.1320
12/31/2015  11.13210.7891
3.45%
12/31/2013  N/A10.9070
12/31/2014  10.90711.0910
12/31/2015  11.09110.7440
3.55%
12/31/2013  N/A10.8380
12/31/2014  10.83811.0100
12/31/2015  11.01010.6540
Franklin Founding Funds Allocation VIP Fund
1.65%
12/31/2007  N/A9.2358
12/31/2008  9.2355.82547
12/31/2009  5.8257.46338
12/31/2010  7.4638.0935
12/31/2011  8.0937.83911
12/31/2012  7.8398.89212
12/31/2013  8.89210.8258
12/31/2014  10.82510.95123
12/31/2015  10.95110.10321
1.70%
12/31/2007  N/A9.2322
12/31/2008  9.2325.82143
12/31/2009  5.8217.45452
12/31/2010  7.4548.07953
12/31/2011  8.0797.82164
12/31/2012  7.8218.86758
12/31/2013  8.86710.79047
12/31/2014  10.79010.91038
12/31/2015  10.91010.06014
1.75%
12/31/2009  N/A7.4440
12/31/2010  7.4448.0652
12/31/2011  8.0657.8043
12/31/2012  7.8048.8433
12/31/2013  8.84310.7551
12/31/2014  10.75510.8701
12/31/2015  10.87010.0171
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A5.81230
12/31/2009  5.8127.43527
12/31/2010  7.4358.05127
12/31/2011  8.0517.78624
12/31/2012  7.7868.81921
12/31/2013  8.81910.72017
12/31/2014  10.72010.82916
12/31/2015  10.8299.97513
1.90%
12/31/2007  N/A9.2235
12/31/2008  9.2235.80355
12/31/2009  5.8037.41754
12/31/2010  7.4178.0231
12/31/2011  8.0237.7514
12/31/2012  7.7518.7703
12/31/2013  8.77010.6512
12/31/2014  10.65110.74822
12/31/2015  10.7489.8902
1.95%
12/31/2007  N/A9.2212
12/31/2008  9.2215.7996
12/31/2009  5.7997.40712
12/31/2010  7.4078.00910
12/31/2011  8.0097.73415
12/31/2012  7.7348.74614
12/31/2013  8.74610.61610
12/31/2014  10.61610.7087
12/31/2015  10.7089.8493
2.05%
12/31/2008  N/A5.7901
12/31/2009  5.7907.38910
12/31/2010  7.3897.98111
12/31/2011  7.9817.69910
12/31/2012  7.6998.69810
12/31/2013  8.69810.5478
12/31/2014  10.54710.6278
12/31/2015  10.6279.7658
2.10%
12/31/2007  N/A9.2140
12/31/2008  9.2145.786138
12/31/2009  5.7867.380175
12/31/2010  7.3807.967240
12/31/2011  7.9677.682241
12/31/2012  7.6828.674237
12/31/2013  8.67410.513184
12/31/2014  10.51310.588113
12/31/2015  10.5889.72496
2.15%
12/31/2008  N/A5.7810
12/31/2009  5.7817.3700
12/31/2010  7.3707.9530
12/31/2011  7.9537.6640
12/31/2012  7.6648.6500
12/31/2013  8.65010.4790
12/31/2014  10.47910.5480
12/31/2015  10.5489.6820

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2008  N/A5.7739
12/31/2009  5.7737.35619
12/31/2010  7.3567.93419
12/31/2011  7.9347.64218
12/31/2012  7.6428.62115
12/31/2013  8.62110.43815
12/31/2014  10.43810.5015
12/31/2015  10.5019.6354
2.25%
12/31/2007  N/A9.2070
12/31/2008  9.2075.77354
12/31/2009  5.7737.35255
12/31/2010  7.3527.92552
12/31/2011  7.9257.63048
12/31/2012  7.6308.60342
12/31/2013  8.60310.41133
12/31/2014  10.41110.47010
12/31/2015  10.4709.6018
2.30%
12/31/2008  N/A5.7695
12/31/2009  5.7697.3433
12/31/2010  7.3437.9123
12/31/2011  7.9127.6133
12/31/2012  7.6138.5803
12/31/2013  8.58010.3772
12/31/2014  10.37710.4302
12/31/2015  10.4309.5602
2.35%
12/31/2007  N/A9.2030
12/31/2008  9.2035.76457
12/31/2009  5.7647.334134
12/31/2010  7.3347.898113
12/31/2011  7.8987.596110
12/31/2012  7.5968.556101
12/31/2013  8.55610.34492
12/31/2014  10.34410.39165
12/31/2015  10.3919.51938
2.40%
12/31/2007  N/A9.2000
12/31/2008  9.2005.76045
12/31/2009  5.7607.32557
12/31/2010  7.3257.88451
12/31/2011  7.8847.57942
12/31/2012  7.5798.53341
12/31/2013  8.53310.31021
12/31/2014  10.31010.35216
12/31/2015  10.3529.4798
2.45%
12/31/2008  N/A5.7551
12/31/2009  5.7557.31511
12/31/2010  7.3157.87011
12/31/2011  7.8707.56110
12/31/2012  7.5618.50910
12/31/2013  8.50910.2769
12/31/2014  10.27610.3138
12/31/2015  10.3139.4385
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A9.1960
12/31/2008  9.1965.75129
12/31/2009  5.7517.30633
12/31/2010  7.3067.85632
12/31/2011  7.8567.54529
12/31/2012  7.5458.48628
12/31/2013  8.48610.24311
12/31/2014  10.24310.2759
12/31/2015  10.2759.3999
2.55%
12/31/2007  N/A9.1940
12/31/2008  9.1945.7471
12/31/2009  5.7477.2971
12/31/2010  7.2977.8433
12/31/2011  7.8437.5282
12/31/2012  7.5288.4621
12/31/2013  8.46210.2101
12/31/2014  10.21010.2370
12/31/2015  10.2379.3590
2.60%
12/31/2007  N/A9.1910
12/31/2008  9.1915.742122
12/31/2009  5.7427.28887
12/31/2010  7.2887.829139
12/31/2011  7.8297.511132
12/31/2012  7.5118.439130
12/31/2013  8.43910.176157
12/31/2014  10.17610.198159
12/31/2015  10.1989.319164
2.65%
12/31/2007  N/A9.1890
12/31/2008  9.1895.7382
12/31/2009  5.7387.27929
12/31/2010  7.2797.81530
12/31/2011  7.8157.49429
12/31/2012  7.4948.41629
12/31/2013  8.41610.1441
12/31/2014  10.14410.1601
12/31/2015  10.1609.2801
2.70%
12/31/2008  N/A5.7340
12/31/2009  5.7347.2703
12/31/2010  7.2707.8023
12/31/2011  7.8027.4773
12/31/2012  7.4778.3933
12/31/2013  8.39310.1113
12/31/2014  10.11110.1223
12/31/2015  10.1229.2403
2.75%
12/31/2007  N/A9.1850
12/31/2008  9.1855.72926
12/31/2009  5.7297.26053
12/31/2010  7.2607.78860
12/31/2011  7.7887.46050
12/31/2012  7.4608.36943
12/31/2013  8.36910.07835
12/31/2014  10.07810.08350
12/31/2015  10.0839.20041

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A9.1820
12/31/2008  9.1825.72622
12/31/2009  5.7267.25222
12/31/2010  7.2527.77523
12/31/2011  7.7757.44423
12/31/2012  7.4448.34722
12/31/2013  8.34710.04619
12/31/2014  10.04610.0465
12/31/2015  10.0469.1622
2.85%
12/31/2008  N/A5.7210
12/31/2009  5.7217.2432
12/31/2010  7.2437.7612
12/31/2011  7.7617.4272
12/31/2012  7.4278.3240
12/31/2013  8.32410.0131
12/31/2014  10.01310.0095
12/31/2015  10.0099.12327
2.90%
12/31/2007  N/A9.1710
12/31/2008  9.1715.713186
12/31/2009  5.7137.228241
12/31/2010  7.2287.741230
12/31/2011  7.7417.405217
12/31/2012  7.4058.295202
12/31/2013  8.2959.973218
12/31/2014  9.9739.96477
12/31/2015  9.9649.07873
2.95%
12/31/2013  N/A9.9470
12/31/2014  9.9479.9330
12/31/2015  9.9339.0450
3.00%
12/31/2008  N/A5.7080
12/31/2009  5.7087.2151
12/31/2010  7.2157.7201
12/31/2011  7.7207.3771
12/31/2012  7.3778.2551
12/31/2013  8.2559.91514
12/31/2014  9.9159.89618
12/31/2015  9.8969.00718
3.05%
12/31/2007  N/A9.1640
12/31/2008  9.1645.70015
12/31/2009  5.7007.2018
12/31/2010  7.2017.7018
12/31/2011  7.7017.3558
12/31/2012  7.3558.2268
12/31/2013  8.2269.87634
12/31/2014  9.8769.85228
12/31/2015  9.8528.96228
3.10%
12/31/2013  N/A9.8511
12/31/2014  9.8519.82251
12/31/2015  9.8228.93112
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2008  N/A5.6950
12/31/2009  5.6957.1880
12/31/2010  7.1887.6790
12/31/2011  7.6797.3270
12/31/2012  7.3278.1870
12/31/2013  8.1879.8190
12/31/2014  9.8199.7850
12/31/2015  9.7858.8931
3.20%
12/31/2013  N/A10.0850
12/31/2014  10.08510.0460
12/31/2015  10.0469.1250
3.25%
12/31/2013  N/A10.0535
12/31/2014  10.05310.0085
12/31/2015  10.0089.0865
3.30%
12/31/2009  N/A7.1610
12/31/2010  7.1617.6390
12/31/2011  7.6397.2780
12/31/2012  7.2788.1200
12/31/2013  8.1209.7230
12/31/2014  9.7239.67636
12/31/2015  9.6768.78035
3.40%
12/31/2013  N/A9.9550
12/31/2014  9.9559.896114
12/31/2015  9.8968.971107
3.45%
12/31/2013  N/A9.9220
12/31/2014  9.9229.8590
12/31/2015  9.8598.9330
3.55%
12/31/2013  N/A9.8580
12/31/2014  9.8589.7856
12/31/2015  9.7858.8576
Franklin High Income VIP Fund
1.65%
12/31/2007  N/A24.2120
12/31/2008  24.21218.2470
12/31/2009  18.24725.6124
12/31/2010  25.61228.53324
12/31/2011  28.53329.34736
12/31/2012  29.34733.35533
12/31/2013  33.35535.37836
12/31/2014  35.37834.79136
12/31/2015  34.79131.09933
1.70%
12/31/2007  N/A23.9840
12/31/2008  23.98418.0662
12/31/2009  18.06625.3457
12/31/2010  25.34528.22124
12/31/2011  28.22129.01243
12/31/2012  29.01232.95843
12/31/2013  32.95834.93943
12/31/2014  34.93934.34243
12/31/2015  34.34230.68342

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A25.0760
12/31/2010  25.07627.9073
12/31/2011  27.90728.6753
12/31/2012  28.67532.5594
12/31/2013  32.55934.4994
12/31/2014  34.49933.8925
12/31/2015  33.89230.2666
1.80%
12/31/2008  N/A17.7097
12/31/2009  17.70924.81915
12/31/2010  24.81927.60815
12/31/2011  27.60828.35415
12/31/2012  28.35432.17816
12/31/2013  32.17834.07816
12/31/2014  34.07833.46218
12/31/2015  33.46229.86722
1.90%
12/31/2007  N/A23.1110
12/31/2008  23.11117.3744
12/31/2009  17.37424.3257
12/31/2010  24.32527.03221
12/31/2011  27.03227.73429
12/31/2012  27.73431.44324
12/31/2013  31.44333.26621
12/31/2014  33.26632.63226
12/31/2015  32.63229.09721
1.95%
12/31/2007  N/A22.8740
12/31/2008  22.87417.1870
12/31/2009  17.18724.0528
12/31/2010  24.05226.71412
12/31/2011  26.71427.39416
12/31/2012  27.39431.04216
12/31/2013  31.04232.82612
12/31/2014  32.82632.18411
12/31/2015  32.18428.68314
2.05%
12/31/2008  N/A16.8480
12/31/2009  16.84823.5532
12/31/2010  23.55326.1344
12/31/2011  26.13426.7736
12/31/2012  26.77330.3086
12/31/2013  30.30832.0175
12/31/2014  32.01731.3605
12/31/2015  31.36027.9216
2.10%
12/31/2007  N/A22.2330
12/31/2008  22.23316.6803
12/31/2009  16.68023.3079
12/31/2010  23.30725.84910
12/31/2011  25.84926.46714
12/31/2012  26.46729.94713
12/31/2013  29.94731.62013
12/31/2014  31.62030.9558
12/31/2015  30.95527.5476
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008  N/A16.5150
12/31/2009  16.51523.0650
12/31/2010  23.06525.5671
12/31/2011  25.56726.1651
12/31/2012  26.16529.5901
12/31/2013  29.59031.2281
12/31/2014  31.22830.5561
12/31/2015  30.55627.1781
2.20%
12/31/2008  N/A15.4600
12/31/2009  15.46021.5811
12/31/2010  21.58123.9103
12/31/2011  23.91024.4581
12/31/2012  24.45827.6452
12/31/2013  27.64529.1602
12/31/2014  29.16028.5192
12/31/2015  28.51925.3532
2.25%
12/31/2007  N/A21.6100
12/31/2008  21.61016.1883
12/31/2009  16.18822.58613
12/31/2010  22.58625.01211
12/31/2011  25.01225.5726
12/31/2012  25.57228.8907
12/31/2013  28.89030.4586
12/31/2014  30.45829.7736
12/31/2015  29.77326.4557
2.30%
12/31/2008  N/A15.6802
12/31/2009  15.68021.8664
12/31/2010  21.86624.2024
12/31/2011  24.20224.7324
12/31/2012  24.73227.9272
12/31/2013  27.92729.4282
12/31/2014  29.42828.7522
12/31/2015  28.75225.5353
2.35%
12/31/2007  N/A21.2040
12/31/2008  21.20415.8695
12/31/2009  15.86922.11813
12/31/2010  22.11824.46814
12/31/2011  24.46824.99212
12/31/2012  24.99228.20610
12/31/2013  28.20629.7077
12/31/2014  29.70729.0106
12/31/2015  29.01025.7527
2.40%
12/31/2007  N/A21.0040
12/31/2008  21.00415.7110
12/31/2009  15.71121.88710
12/31/2010  21.88724.20110
12/31/2011  24.20124.7068
12/31/2012  24.70627.8707
12/31/2013  27.87029.3397
12/31/2014  29.33928.6364
12/31/2015  28.63625.4074

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2008  N/A15.5550
12/31/2009  15.55521.6593
12/31/2010  21.65923.9373
12/31/2011  23.93724.4252
12/31/2012  24.42527.5382
12/31/2013  27.53828.9751
12/31/2014  28.97528.2671
12/31/2015  28.26725.0671
2.50%
12/31/2007  N/A20.6100
12/31/2008  20.61015.4011
12/31/2009  15.40121.4343
12/31/2010  21.43423.6763
12/31/2011  23.67624.1462
12/31/2012  24.14627.2102
12/31/2013  27.21028.6162
12/31/2014  28.61627.9031
12/31/2015  27.90324.7311
2.55%
12/31/2007  N/A20.4160
12/31/2008  20.41615.2481
12/31/2009  15.24821.2101
12/31/2010  21.21023.4171
12/31/2011  23.41723.8701
12/31/2012  23.87026.8861
12/31/2013  26.88628.2611
12/31/2014  28.26127.5430
12/31/2015  27.54324.4000
2.60%
12/31/2007  N/A20.2640
12/31/2008  20.26415.0972
12/31/2009  15.09720.9895
12/31/2010  20.98923.16211
12/31/2011  23.16223.59810
12/31/2012  23.59826.5669
12/31/2013  26.56627.9116
12/31/2014  27.91127.1888
12/31/2015  27.18824.0738
2.65%
12/31/2007  N/A20.0320
12/31/2008  20.03214.9470
12/31/2009  14.94720.7703
12/31/2010  20.77022.9091
12/31/2011  22.90923.3291
12/31/2012  23.32926.2501
12/31/2013  26.25027.5640
12/31/2014  27.56426.8370
12/31/2015  26.83723.7510
2.70%
12/31/2008  N/A14.7982
12/31/2009  14.79820.5546
12/31/2010  20.55422.6596
12/31/2011  22.65923.0636
12/31/2012  23.06325.9378
12/31/2013  25.93727.2232
12/31/2014  27.22326.4912
12/31/2015  26.49123.4332
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A19.7010
12/31/2008  19.70114.6510
12/31/2009  14.65120.3403
12/31/2010  20.34022.4113
12/31/2011  22.41122.7991
12/31/2012  22.79925.6291
12/31/2013  25.62926.8851
12/31/2014  26.88526.1491
12/31/2015  26.14923.1191
2.80%
12/31/2007  N/A19.4710
12/31/2008  19.47114.5062
12/31/2009  14.50620.1284
12/31/2010  20.12822.1674
12/31/2011  22.16722.5393
12/31/2012  22.53925.3232
12/31/2013  25.32326.5523
12/31/2014  26.55225.8123
12/31/2015  25.81222.8103
2.85%
12/31/2008  N/A14.3620
12/31/2009  14.36219.9180
12/31/2010  19.91821.9250
12/31/2011  21.92522.2820
12/31/2012  22.28225.0220
12/31/2013  25.02226.2221
12/31/2014  26.22225.4793
12/31/2015  25.47922.5043
2.90%
12/31/2007  N/A18.0650
12/31/2008  18.06513.4450
12/31/2009  13.44518.6374
12/31/2010  18.63720.5043
12/31/2011  20.50420.8283
12/31/2012  20.82823.3773
12/31/2013  23.37724.4863
12/31/2014  24.48623.7815
12/31/2015  23.78120.9945
2.95%
12/31/2013  N/A25.5760
12/31/2014  25.57624.8270
12/31/2015  24.82721.9060
3.00%
12/31/2008  N/A13.9380
12/31/2009  13.93819.3020
12/31/2010  19.30221.2150
12/31/2011  21.21521.5280
12/31/2012  21.52824.1390
12/31/2013  24.13925.2590
12/31/2014  25.25924.5061
12/31/2015  24.50621.6131

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2007  N/A17.5580
12/31/2008  17.55813.0480
12/31/2009  13.04818.0600
12/31/2010  18.06019.8407
12/31/2011  19.84020.1237
12/31/2012  20.12322.5527
12/31/2013  22.55223.5873
12/31/2014  23.58722.8730
12/31/2015  22.87320.1620
3.10%
12/31/2013  N/A24.6367
12/31/2014  24.63623.87910
12/31/2015  23.87921.03810
3.15%
12/31/2008  N/A13.5270
12/31/2009  13.52718.7050
12/31/2010  18.70520.5271
12/31/2011  20.52720.8001
12/31/2012  20.80023.2871
12/31/2013  23.28724.3310
12/31/2014  24.33123.5710
12/31/2015  23.57120.7560
3.20%
12/31/2013  N/A22.9710
12/31/2014  22.97122.2420
12/31/2015  22.24219.5760
3.25%
12/31/2013  N/A22.6860
12/31/2014  22.68621.9550
12/31/2015  21.95519.3140
3.30%
12/31/2009  N/A18.1260
12/31/2010  18.12619.8620
12/31/2011  19.86220.0960
12/31/2012  20.09622.4650
12/31/2013  22.46523.4370
12/31/2014  23.43722.6710
12/31/2015  22.67119.9340
3.40%
12/31/2013  N/A21.8521
12/31/2014  21.85221.1161
12/31/2015  21.11618.5480
3.45%
12/31/2013  N/A21.5810
12/31/2014  21.58120.8440
12/31/2015  20.84418.3000
3.55%
12/31/2013  N/A21.0495
12/31/2014  21.04920.3098
12/31/2015  20.30917.8138

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
Franklin Income VIP Fund
1.65%
12/31/2007  N/A46.2474
12/31/2008  46.24731.9988
12/31/2009  31.99842.6774
12/31/2010  42.67747.2993
12/31/2011  47.29947.63619
12/31/2012  47.63652.78061
12/31/2013  52.78059.15468
12/31/2014  59.15460.87281
12/31/2015  60.87255.65273
1.70%
12/31/2007  N/A45.8111
12/31/2008  45.81131.6806
12/31/2009  31.68042.2338
12/31/2010  42.23346.7828
12/31/2011  46.78247.09241
12/31/2012  47.09252.152127
12/31/2013  52.15258.420155
12/31/2014  58.42060.087154
12/31/2015  60.08754.907143
1.75%
12/31/2009  N/A41.7840
12/31/2010  41.78446.2620
12/31/2011  46.26246.5460
12/31/2012  46.54651.5201
12/31/2013  51.52057.6841
12/31/2014  57.68459.3004
12/31/2015  59.30054.1613
1.80%
12/31/2008  N/A31.05540
12/31/2009  31.05541.35763
12/31/2010  41.35745.76774
12/31/2011  45.76746.02484
12/31/2012  46.02450.91785
12/31/2013  50.91756.98083
12/31/2014  56.98058.54796
12/31/2015  58.54753.447105
1.90%
12/31/2007  N/A44.1442
12/31/2008  44.14430.4673
12/31/2009  30.46740.5343
12/31/2010  40.53444.8111
12/31/2011  44.81145.01811
12/31/2012  45.01849.75418
12/31/2013  49.75455.62341
12/31/2014  55.62357.09647
12/31/2015  57.09652.06945
1.95%
12/31/2007  N/A43.6910
12/31/2008  43.69130.1391
12/31/2009  30.13940.0778
12/31/2010  40.07744.2847
12/31/2011  44.28444.46721
12/31/2012  44.46749.12041
12/31/2013  49.12054.88742
12/31/2014  54.88756.31243
12/31/2015  56.31251.32938

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A29.5443
12/31/2009  29.54439.2467
12/31/2010  39.24643.3237
12/31/2011  43.32343.4587
12/31/2012  43.45847.9578
12/31/2013  47.95753.5349
12/31/2014  53.53454.8699
12/31/2015  54.86949.9636
2.10%
12/31/2007  N/A42.4670
12/31/2008  42.46729.25041
12/31/2009  29.25038.83755
12/31/2010  38.83742.85057
12/31/2011  42.85042.96254
12/31/2012  42.96247.38654
12/31/2013  47.38652.87049
12/31/2014  52.87054.16132
12/31/2015  54.16149.29548
2.15%
12/31/2008  N/A28.9600
12/31/2009  28.96038.4330
12/31/2010  38.43342.3820
12/31/2011  42.38242.4721
12/31/2012  42.47246.8221
12/31/2013  46.82252.2151
12/31/2014  52.21553.4631
12/31/2015  53.46348.6351
2.20%
12/31/2008  N/A27.1100
12/31/2009  27.11035.9602
12/31/2010  35.96039.6362
12/31/2011  39.63639.7001
12/31/2012  39.70043.7442
12/31/2013  43.74448.7581
12/31/2014  48.75849.8991
12/31/2015  49.89945.3701
2.25%
12/31/2007  N/A41.2760
12/31/2008  41.27628.3883
12/31/2009  28.38837.6365
12/31/2010  37.63641.4628
12/31/2011  41.46241.50810
12/31/2012  41.50845.7149
12/31/2013  45.71450.9286
12/31/2014  50.92852.0935
12/31/2015  52.09347.3414
2.30%
12/31/2008  N/A27.4971
12/31/2009  27.49736.4361
12/31/2010  36.43640.1201
12/31/2011  40.12040.1451
12/31/2012  40.14544.1901
12/31/2013  44.19049.2061
12/31/2014  49.20650.3071
12/31/2015  50.30745.6950
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A40.5020
12/31/2008  40.50227.82711
12/31/2009  27.82736.85517
12/31/2010  36.85540.56120
12/31/2011  40.56140.56619
12/31/2012  40.56644.63219
12/31/2013  44.63249.67316
12/31/2014  49.67350.75818
12/31/2015  50.75846.08216
2.40%
12/31/2007  N/A40.1200
12/31/2008  40.12027.5515
12/31/2009  27.55136.4715
12/31/2010  36.47140.1196
12/31/2011  40.11940.1035
12/31/2012  40.10344.1005
12/31/2013  44.10049.0575
12/31/2014  49.05750.1041
12/31/2015  50.10445.4651
2.45%
12/31/2008  N/A27.2772
12/31/2009  27.27736.0915
12/31/2010  36.09139.6815
12/31/2011  39.68139.6465
12/31/2012  39.64643.5755
12/31/2013  43.57548.4484
12/31/2014  48.44849.4583
12/31/2015  49.45844.8562
2.50%
12/31/2007  N/A39.3670
12/31/2008  39.36727.0075
12/31/2009  27.00735.7156
12/31/2010  35.71539.2476
12/31/2011  39.24739.1949
12/31/2012  39.19443.0569
12/31/2013  43.05647.8475
12/31/2014  47.84748.8201
12/31/2015  48.82044.2561
2.55%
12/31/2007  N/A38.9950
12/31/2008  38.99526.7381
12/31/2009  26.73835.3431
12/31/2010  35.34338.8191
12/31/2011  38.81938.7461
12/31/2012  38.74642.5442
12/31/2013  42.54447.2541
12/31/2014  47.25448.1910
12/31/2015  48.19143.6630
2.60%
12/31/2007  N/A38.7060
12/31/2008  38.70626.4735
12/31/2009  26.47334.97510
12/31/2010  34.97538.39515
12/31/2011  38.39538.30414
12/31/2012  38.30442.03714
12/31/2013  42.03746.66820
12/31/2014  46.66847.56925
12/31/2015  47.56943.07925

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A38.2630
12/31/2008  38.26326.2101
12/31/2009  26.21034.6102
12/31/2010  34.61037.9762
12/31/2011  37.97637.8672
12/31/2012  37.86741.5372
12/31/2013  41.53746.0892
12/31/2014  46.08946.9562
12/31/2015  46.95642.5022
2.70%
12/31/2008  N/A25.9501
12/31/2009  25.95034.2491
12/31/2010  34.24937.5620
12/31/2011  37.56237.4350
12/31/2012  37.43541.0422
12/31/2013  41.04245.5182
12/31/2014  45.51846.3502
12/31/2015  46.35041.9332
2.75%
12/31/2007  N/A37.6310
12/31/2008  37.63125.6920
12/31/2009  25.69233.8921
12/31/2010  33.89237.1512
12/31/2011  37.15137.0084
12/31/2012  37.00840.5534
12/31/2013  40.55344.9535
12/31/2014  44.95345.7534
12/31/2015  45.75341.3724
2.80%
12/31/2007  N/A37.1910
12/31/2008  37.19125.4371
12/31/2009  25.43733.5392
12/31/2010  33.53936.7462
12/31/2011  36.74636.5861
12/31/2012  36.58640.0711
12/31/2013  40.07144.3961
12/31/2014  44.39645.1630
12/31/2015  45.16340.8180
2.85%
12/31/2008  N/A25.1850
12/31/2009  25.18533.1900
12/31/2010  33.19036.3450
12/31/2011  36.34536.1680
12/31/2012  36.16839.5930
12/31/2013  39.59343.8450
12/31/2014  43.84544.5803
12/31/2015  44.58040.2714
2.90%
12/31/2007  N/A34.5050
12/31/2008  34.50523.5766
12/31/2009  23.57631.0557
12/31/2010  31.05533.9906
12/31/2011  33.99033.8084
12/31/2012  33.80836.9914
12/31/2013  36.99140.9438
12/31/2014  40.94341.60810
12/31/2015  41.60837.56810
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A42.7650
12/31/2014  42.76543.4382
12/31/2015  43.43839.2000
3.00%
12/31/2008  N/A24.4420
12/31/2009  24.44232.1631
12/31/2010  32.16335.1671
12/31/2011  35.16734.9441
12/31/2012  34.94438.1961
12/31/2013  38.19642.2342
12/31/2014  42.23442.8785
12/31/2015  42.87838.6765
3.05%
12/31/2007  N/A33.5380
12/31/2008  33.53822.8812
12/31/2009  22.88130.0942
12/31/2010  30.09432.8892
12/31/2011  32.88932.6642
12/31/2012  32.66435.6852
12/31/2013  35.68539.4381
12/31/2014  39.43840.0192
12/31/2015  40.01936.0792
3.10%
12/31/2013  N/A41.1932
12/31/2014  41.19341.7795
12/31/2015  41.77937.6474
3.15%
12/31/2008  N/A23.7220
12/31/2009  23.72231.1680
12/31/2010  31.16834.0280
12/31/2011  34.02833.7620
12/31/2012  33.76236.8480
12/31/2013  36.84840.6830
12/31/2014  40.68341.2412
12/31/2015  41.24137.1432
3.20%
12/31/2013  N/A39.6520
12/31/2014  39.65240.1750
12/31/2015  40.17536.1650
3.25%
12/31/2013  N/A39.1601
12/31/2014  39.16039.6573
12/31/2015  39.65735.6813
3.30%
12/31/2009  N/A30.2030
12/31/2010  30.20332.9260
12/31/2011  32.92632.6190
12/31/2012  32.61935.5470
12/31/2013  35.54739.1880
12/31/2014  39.18839.6661
12/31/2015  39.66635.6711
3.40%
12/31/2013  N/A37.7200
12/31/2014  37.72038.1423
12/31/2015  38.14234.2661

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A37.2520
12/31/2014  37.25237.6500
12/31/2015  37.65033.8070
3.55%
12/31/2013  N/A36.3331
12/31/2014  36.33336.6841
12/31/2015  36.68432.9071
Franklin Mutual Shares VIP Fund
1.65%
12/31/2007  N/A23.4844
12/31/2008  23.48414.52718
12/31/2009  14.52718.01115
12/31/2010  18.01119.7006
12/31/2011  19.70019.17612
12/31/2012  19.17621.54719
12/31/2013  21.54727.18414
12/31/2014  27.18428.64413
12/31/2015  28.64426.78410
1.70%
12/31/2007  N/A23.3534
12/31/2008  23.35314.4396
12/31/2009  14.43917.8934
12/31/2010  17.89319.5615
12/31/2011  19.56119.03224
12/31/2012  19.03221.37452
12/31/2013  21.37426.95256
12/31/2014  26.95228.38551
12/31/2015  28.38526.52942
1.75%
12/31/2009  N/A17.7780
12/31/2010  17.77819.4250
12/31/2011  19.42518.8900
12/31/2012  18.89021.2040
12/31/2013  21.20426.7240
12/31/2014  26.72428.1310
12/31/2015  28.13126.2790
1.80%
12/31/2008  N/A14.26534
12/31/2009  14.26517.65939
12/31/2010  17.65919.28641
12/31/2011  19.28618.74539
12/31/2012  18.74521.03132
12/31/2013  21.03126.49430
12/31/2014  26.49427.87435
12/31/2015  27.87426.02624
1.90%
12/31/2007  N/A22.8586
12/31/2008  22.85814.10510
12/31/2009  14.10517.4448
12/31/2010  17.44419.0328
12/31/2011  19.03218.48011
12/31/2012  18.48020.71321
12/31/2013  20.71326.06647
12/31/2014  26.06627.39721
12/31/2015  27.39725.55419
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A22.7110
12/31/2008  22.71114.0073
12/31/2009  14.00717.31413
12/31/2010  17.31418.88114
12/31/2011  18.88118.32418
12/31/2012  18.32420.52830
12/31/2013  20.52825.82024
12/31/2014  25.82027.12521
12/31/2015  27.12525.28818
2.05%
12/31/2008  N/A13.8371
12/31/2009  13.83717.0886
12/31/2010  17.08818.6156
12/31/2011  18.61518.0486
12/31/2012  18.04820.1995
12/31/2013  20.19925.3814
12/31/2014  25.38126.6374
12/31/2015  26.63724.8083
2.10%
12/31/2007  N/A22.3340
12/31/2008  22.33413.75439
12/31/2009  13.75416.97647
12/31/2010  16.97618.48451
12/31/2011  18.48417.91255
12/31/2012  17.91220.03650
12/31/2013  20.03625.16432
12/31/2014  25.16426.39617
12/31/2015  26.39624.57215
2.15%
12/31/2008  N/A13.6701
12/31/2009  13.67016.8651
12/31/2010  16.86518.3541
12/31/2011  18.35417.7771
12/31/2012  17.77719.8751
12/31/2013  19.87524.9490
12/31/2014  24.94926.1580
12/31/2015  26.15824.3370
2.20%
12/31/2008  N/A13.1512
12/31/2009  13.15116.2167
12/31/2010  16.21617.6397
12/31/2011  17.63917.0766
12/31/2012  17.07619.0825
12/31/2013  19.08223.9423
12/31/2014  23.94225.0892
12/31/2015  25.08923.3312
2.25%
12/31/2007  N/A21.9630
12/31/2008  21.96313.5051
12/31/2009  13.50516.6442
12/31/2010  16.64418.09611
12/31/2011  18.09617.51010
12/31/2012  17.51019.5567
12/31/2013  19.55624.5257
12/31/2014  24.52525.6874
12/31/2015  25.68723.8764

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A13.4232
12/31/2009  13.42316.5350
12/31/2010  16.53517.9680
12/31/2011  17.96817.3771
12/31/2012  17.37719.3991
12/31/2013  19.39924.3150
12/31/2014  24.31525.4550
12/31/2015  25.45523.6480
2.35%
12/31/2007  N/A21.7200
12/31/2008  21.72013.34215
12/31/2009  13.34216.42719
12/31/2010  16.42717.84130
12/31/2011  17.84117.24629
12/31/2012  17.24619.24327
12/31/2013  19.24324.10721
12/31/2014  24.10725.22514
12/31/2015  25.22523.42210
2.40%
12/31/2007  N/A21.5990
12/31/2008  21.59913.2615
12/31/2009  13.26116.3196
12/31/2010  16.31917.7156
12/31/2011  17.71517.1167
12/31/2012  17.11619.0885
12/31/2013  19.08823.9014
12/31/2014  23.90124.9972
12/31/2015  24.99723.1991
2.45%
12/31/2008  N/A13.1815
12/31/2009  13.18116.2128
12/31/2010  16.21217.5906
12/31/2011  17.59016.9876
12/31/2012  16.98718.9346
12/31/2013  18.93423.6971
12/31/2014  23.69724.7711
12/31/2015  24.77122.9781
2.50%
12/31/2007  N/A21.3590
12/31/2008  21.35913.1016
12/31/2009  13.10116.1069
12/31/2010  16.10617.46610
12/31/2011  17.46616.8596
12/31/2012  16.85918.7826
12/31/2013  18.78223.4953
12/31/2014  23.49524.5472
12/31/2015  24.54722.7592
2.55%
12/31/2007  N/A21.2410
12/31/2008  21.24113.0212
12/31/2009  13.02116.0004
12/31/2010  16.00017.3434
12/31/2011  17.34316.7314
12/31/2012  16.73118.6314
12/31/2013  18.63123.2944
12/31/2014  23.29424.3254
12/31/2015  24.32522.5423
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A21.1410
12/31/2008  21.14112.94211
12/31/2009  12.94215.89513
12/31/2010  15.89517.22116
12/31/2011  17.22116.60515
12/31/2012  16.60518.48113
12/31/2013  18.48123.09521
12/31/2014  23.09524.10532
12/31/2015  24.10522.32729
2.65%
12/31/2007  N/A21.0050
12/31/2008  21.00512.8642
12/31/2009  12.86415.7916
12/31/2010  15.79117.0997
12/31/2011  17.09916.4806
12/31/2012  16.48018.3324
12/31/2013  18.33222.8983
12/31/2014  22.89823.8870
12/31/2015  23.88722.1140
2.70%
12/31/2008  N/A12.7860
12/31/2009  12.78615.6870
12/31/2010  15.68716.9790
12/31/2011  16.97916.3550
12/31/2012  16.35518.1840
12/31/2013  18.18422.7020
12/31/2014  22.70223.6710
12/31/2015  23.67121.9030
2.75%
12/31/2007  N/A20.7900
12/31/2008  20.79012.7091
12/31/2009  12.70915.5847
12/31/2010  15.58416.8599
12/31/2011  16.85916.2329
12/31/2012  16.23218.0388
12/31/2013  18.03822.50816
12/31/2014  22.50823.45714
12/31/2015  23.45721.69414
2.80%
12/31/2007  N/A20.6560
12/31/2008  20.65612.6320
12/31/2009  12.63215.4822
12/31/2010  15.48216.7402
12/31/2011  16.74016.1091
12/31/2012  16.10917.8931
12/31/2013  17.89322.3161
12/31/2014  22.31623.2450
12/31/2015  23.24521.4870
2.85%
12/31/2008  N/A12.5550
12/31/2009  12.55515.3810
12/31/2010  15.38116.6220
12/31/2011  16.62215.9880
12/31/2012  15.98817.7490
12/31/2013  17.74922.1254
12/31/2014  22.12523.0356
12/31/2015  23.03521.28310

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A19.7710
12/31/2008  19.77112.07811
12/31/2009  12.07814.7899
12/31/2010  14.78915.9759
12/31/2011  15.97515.3584
12/31/2012  15.35817.0413
12/31/2013  17.04121.2322
12/31/2014  21.23222.0944
12/31/2015  22.09420.4034
2.95%
12/31/2013  N/A21.7490
12/31/2014  21.74922.6200
12/31/2015  22.62020.8790
3.00%
12/31/2008  N/A12.3281
12/31/2009  12.32815.0801
12/31/2010  15.08016.2731
12/31/2011  16.27315.6281
12/31/2012  15.62817.3241
12/31/2013  17.32421.5632
12/31/2014  21.56322.4163
12/31/2015  22.41620.6803
3.05%
12/31/2007  N/A19.4430
12/31/2008  19.44311.8605
12/31/2009  11.86014.5005
12/31/2010  14.50015.6394
12/31/2011  15.63915.0124
12/31/2012  15.01216.6334
12/31/2013  16.63320.6922
12/31/2014  20.69221.5001
12/31/2015  21.50019.8251
3.10%
12/31/2013  N/A21.1964
12/31/2014  21.19622.0124
12/31/2015  22.01220.2871
3.15%
12/31/2008  N/A12.1050
12/31/2009  12.10514.7850
12/31/2010  14.78515.9310
12/31/2011  15.93115.2770
12/31/2012  15.27716.9090
12/31/2013  16.90921.0150
12/31/2014  21.01521.8133
12/31/2015  21.81320.0944
3.20%
12/31/2013  N/A21.5430
12/31/2014  21.54322.3500
12/31/2015  22.35020.5780
3.25%
12/31/2013  N/A21.3591
12/31/2014  21.35922.1483
12/31/2015  22.14820.3823
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A14.4960
12/31/2010  14.49615.5960
12/31/2011  15.59614.9340
12/31/2012  14.93416.5040
12/31/2013  16.50420.4810
12/31/2014  20.48121.2270
12/31/2015  21.22719.5240
3.40%
12/31/2013  N/A20.8151
12/31/2014  20.81521.5533
12/31/2015  21.55319.8041
3.45%
12/31/2013  N/A20.6370
12/31/2014  20.63721.3580
12/31/2015  21.35819.6150
3.55%
12/31/2013  N/A20.2862
12/31/2014  20.28620.9731
12/31/2015  20.97319.2421
Franklin U.S. Government Securities VIP Fund
1.65%
12/31/2007  N/A25.0010
12/31/2008  25.00126.4571
12/31/2009  26.45726.8292
12/31/2010  26.82927.78481
12/31/2011  27.78428.88350
12/31/2012  28.88328.94454
12/31/2013  28.94427.83351
12/31/2014  27.83328.30457
12/31/2015  28.30427.97351
1.70%
12/31/2007  N/A24.7670
12/31/2008  24.76726.1960
12/31/2009  26.19626.5517
12/31/2010  26.55127.48311
12/31/2011  27.48328.55526
12/31/2012  28.55528.60144
12/31/2013  28.60127.49052
12/31/2014  27.49027.94154
12/31/2015  27.94127.60071
1.75%
12/31/2009  N/A26.1930
12/31/2010  26.19327.0980
12/31/2011  27.09828.1420
12/31/2012  28.14228.1736
12/31/2013  28.17327.0645
12/31/2014  27.06427.4954
12/31/2015  27.49527.1464
1.80%
12/31/2008  N/A25.6821
12/31/2009  25.68226.00414
12/31/2010  26.00426.8904
12/31/2011  26.89027.9114
12/31/2012  27.91127.92820
12/31/2013  27.92826.8164
12/31/2014  26.81627.2297
12/31/2015  27.22926.8704

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A23.8660
12/31/2008  23.86625.1935
12/31/2009  25.19325.48410
12/31/2010  25.48426.32578
12/31/2011  26.32527.29874
12/31/2012  27.29827.28789
12/31/2013  27.28726.17484
12/31/2014  26.17426.55087
12/31/2015  26.55026.17486
1.95%
12/31/2007  N/A23.6290
12/31/2008  23.62924.9303
12/31/2009  24.93025.20514
12/31/2010  25.20526.02424
12/31/2011  26.02426.97224
12/31/2012  26.97226.94843
12/31/2013  26.94825.83650
12/31/2014  25.83626.19446
12/31/2015  26.19425.81045
2.05%
12/31/2008  N/A24.4401
12/31/2009  24.44024.6853
12/31/2010  24.68525.4624
12/31/2011  25.46226.3645
12/31/2012  26.36426.3136
12/31/2013  26.31325.2027
12/31/2014  25.20225.5267
12/31/2015  25.52625.1277
2.10%
12/31/2007  N/A22.9710
12/31/2008  22.97124.1998
12/31/2009  24.19924.43017
12/31/2010  24.43025.18621
12/31/2011  25.18626.06522
12/31/2012  26.06526.00221
12/31/2013  26.00224.89122
12/31/2014  24.89125.19912
12/31/2015  25.19924.79218
2.15%
12/31/2008  N/A23.9611
12/31/2009  23.96124.1772
12/31/2010  24.17724.9131
12/31/2011  24.91325.7692
12/31/2012  25.76925.6942
12/31/2013  25.69424.5842
12/31/2014  24.58424.8762
12/31/2015  24.87624.4622
2.20%
12/31/2008  N/A22.4410
12/31/2009  22.44122.6325
12/31/2010  22.63223.3096
12/31/2011  23.30924.0996
12/31/2012  24.09924.0166
12/31/2013  24.01622.9682
12/31/2014  22.96823.2283
12/31/2015  23.22822.8313
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A22.3320
12/31/2008  22.33223.4917
12/31/2009  23.49123.67919
12/31/2010  23.67924.37527
12/31/2011  24.37525.18822
12/31/2012  25.18825.08913
12/31/2013  25.08923.98211
12/31/2014  23.98224.24210
12/31/2015  24.24223.8159
2.30%
12/31/2008  N/A22.6584
12/31/2009  22.65822.8283
12/31/2010  22.82823.4883
12/31/2011  23.48824.2593
12/31/2012  24.25924.1520
12/31/2013  24.15223.0741
12/31/2014  23.07423.3121
12/31/2015  23.31222.8901
2.35%
12/31/2007  N/A21.9160
12/31/2008  21.91623.03017
12/31/2009  23.03023.19142
12/31/2010  23.19123.84936
12/31/2011  23.84924.62039
12/31/2012  24.62024.49835
12/31/2013  24.49823.39427
12/31/2014  23.39423.62425
12/31/2015  23.62423.18422
2.40%
12/31/2007  N/A21.7110
12/31/2008  21.71122.8034
12/31/2009  22.80322.9515
12/31/2010  22.95123.5904
12/31/2011  23.59024.3408
12/31/2012  24.34024.2084
12/31/2013  24.20823.1054
12/31/2014  23.10523.3212
12/31/2015  23.32122.8762
2.45%
12/31/2008  N/A22.5782
12/31/2009  22.57822.7135
12/31/2010  22.71323.3342
12/31/2011  23.33424.0642
12/31/2012  24.06423.9222
12/31/2013  23.92222.8201
12/31/2014  22.82023.0211
12/31/2015  23.02122.5711
2.50%
12/31/2007  N/A21.3060
12/31/2008  21.30622.3552
12/31/2009  22.35522.47812
12/31/2010  22.47823.0819
12/31/2011  23.08123.79110
12/31/2012  23.79123.63911
12/31/2013  23.63922.53910
12/31/2014  22.53922.7265
12/31/2015  22.72622.2701

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A21.1060
12/31/2008  21.10622.1350
12/31/2009  22.13522.2451
12/31/2010  22.24522.8311
12/31/2011  22.83123.5221
12/31/2012  23.52223.3591
12/31/2013  23.35922.2610
12/31/2014  22.26122.4350
12/31/2015  22.43521.9730
2.60%
12/31/2007  N/A20.8650
12/31/2008  20.86521.8713
12/31/2009  21.87121.9697
12/31/2010  21.96922.5366
12/31/2011  22.53623.2066
12/31/2012  23.20623.0346
12/31/2013  23.03421.94014
12/31/2014  21.94022.10126
12/31/2015  22.10121.63626
2.65%
12/31/2007  N/A20.7130
12/31/2008  20.71321.7001
12/31/2009  21.70021.7873
12/31/2010  21.78722.3383
12/31/2011  22.33822.99111
12/31/2012  22.99122.8092
12/31/2013  22.80921.7151
12/31/2014  21.71521.8630
12/31/2015  21.86321.3920
2.70%
12/31/2008  N/A21.4860
12/31/2009  21.48621.5616
12/31/2010  21.56122.0968
12/31/2011  22.09622.7308
12/31/2012  22.73022.5394
12/31/2013  22.53921.4474
12/31/2014  21.44721.5824
12/31/2015  21.58221.1075
2.75%
12/31/2007  N/A20.2860
12/31/2008  20.28621.2314
12/31/2009  21.23121.29413
12/31/2010  21.29421.81112
12/31/2011  21.81122.42712
12/31/2012  22.42722.22710
12/31/2013  22.22721.1407
12/31/2014  21.14021.2627
12/31/2015  21.26220.7837
2.80%
12/31/2007  N/A20.1370
12/31/2008  20.13721.0650
12/31/2009  21.06521.1171
12/31/2010  21.11721.6195
12/31/2011  21.61922.21716
12/31/2012  22.21722.0085
12/31/2013  22.00820.9215
12/31/2014  20.92121.0321
12/31/2015  21.03220.5480
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A20.8573
12/31/2009  20.85720.89815
12/31/2010  20.89821.38412
12/31/2011  21.38421.96510
12/31/2012  21.96521.74811
12/31/2013  21.74820.66314
12/31/2014  20.66320.7626
12/31/2015  20.76220.2756
2.90%
12/31/2007  N/A18.6920
12/31/2008  18.69219.53412
12/31/2009  19.53419.56326
12/31/2010  19.56320.00820
12/31/2011  20.00820.54118
12/31/2012  20.54120.32818
12/31/2013  20.32819.30423
12/31/2014  19.30419.38721
12/31/2015  19.38718.92220
2.95%
12/31/2013  N/A20.1570
12/31/2014  20.15720.2330
12/31/2015  20.23319.7380
3.00%
12/31/2008  N/A20.2460
12/31/2009  20.24620.2561
12/31/2010  20.25620.6960
12/31/2011  20.69621.2260
12/31/2012  21.22620.9840
12/31/2013  20.98419.9080
12/31/2014  19.90819.9734
12/31/2015  19.97319.4753
3.05%
12/31/2007  N/A18.1720
12/31/2008  18.17218.9620
12/31/2009  18.96218.9629
12/31/2010  18.96219.3640
12/31/2011  19.36419.8500
12/31/2012  19.85019.6140
12/31/2013  19.61418.5991
12/31/2014  18.59918.6511
12/31/2015  18.65118.1761
3.10%
12/31/2013  N/A19.4200
12/31/2014  19.42019.4640
12/31/2015  19.46418.9600
3.15%
12/31/2008  N/A19.6530
12/31/2009  19.65319.6333
12/31/2010  19.63320.0293
12/31/2011  20.02920.5123
12/31/2012  20.51220.2483
12/31/2013  20.24819.1803
12/31/2014  19.18019.2153
12/31/2015  19.21518.7077

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A18.4410
12/31/2014  18.44118.4650
12/31/2015  18.46517.9680
3.25%
12/31/2013  N/A18.2140
12/31/2014  18.21418.2280
12/31/2015  18.22817.7290
3.30%
12/31/2009  N/A19.0290
12/31/2010  19.02919.3840
12/31/2011  19.38419.8220
12/31/2012  19.82219.5370
12/31/2013  19.53718.4790
12/31/2014  18.47918.4859
12/31/2015  18.48517.9695
3.40%
12/31/2013  N/A17.5480
12/31/2014  17.54817.5350
12/31/2015  17.53517.0290
3.45%
12/31/2013  N/A17.3310
12/31/2014  17.33117.3100
12/31/2015  17.31016.8020
3.55%
12/31/2013  N/A16.9060
12/31/2014  16.90616.8680
12/31/2015  16.86816.3570
JPMorgan Insurance Trust Core Bond Portfolio
1.65%
12/31/2014  N/A13.2210
12/31/2015  13.22113.1173
1.70%
12/31/2014  N/A13.1660
12/31/2015  13.16613.0562
1.75%
12/31/2014  N/A13.1110
12/31/2015  13.11112.9950
1.90%
12/31/2014  N/A12.9470
12/31/2015  12.94712.8130
1.95%
12/31/2014  N/A12.8930
12/31/2015  12.89312.7530
2.05%
12/31/2014  N/A12.7860
12/31/2015  12.78612.6340
MFS VIT Total Return Bond Portfolio
1.65%
12/31/2014  N/A17.1121
12/31/2015  17.11216.7341
1.70%
12/31/2014  N/A16.9870
12/31/2015  16.98716.60316
1.75%
12/31/2014  N/A16.8620
12/31/2015  16.86216.4740
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2014  N/A16.49530
12/31/2015  16.49516.0907
1.95%
12/31/2014  N/A16.3740
12/31/2015  16.37415.9650
2.05%
12/31/2014  N/A16.1350
12/31/2015  16.13515.7160
PIMCO VIT All Asset Portfolio
1.65%
12/31/2007  N/A12.8340
12/31/2008  12.83410.6245
12/31/2009  10.62412.7046
12/31/2010  12.70414.132121
12/31/2011  14.13214.173216
12/31/2012  14.17316.024315
12/31/2013  16.02415.805263
12/31/2014  15.80515.620217
12/31/2015  15.62013.983193
1.70%
12/31/2007  N/A12.8110
12/31/2008  12.81110.5990
12/31/2009  10.59912.66827
12/31/2010  12.66814.08582
12/31/2011  14.08514.119178
12/31/2012  14.11915.954295
12/31/2013  15.95415.728320
12/31/2014  15.72815.536302
12/31/2015  15.53613.902285
1.75%
12/31/2009  N/A13.3670
12/31/2010  13.36714.8552
12/31/2011  14.85514.8835
12/31/2012  14.88316.8095
12/31/2013  16.80916.5635
12/31/2014  16.56316.35213
12/31/2015  16.35214.6259
1.80%
12/31/2008  N/A10.5501
12/31/2009  10.55012.5979
12/31/2010  12.59713.99213
12/31/2011  13.99214.01111
12/31/2012  14.01115.81624
12/31/2013  15.81615.57714
12/31/2014  15.57715.37114
12/31/2015  15.37113.74014
1.90%
12/31/2007  N/A13.4670
12/31/2008  13.46711.1200
12/31/2009  11.12013.26415
12/31/2010  13.26414.71978
12/31/2011  14.71914.72598
12/31/2012  14.72516.605154
12/31/2013  16.60516.337112
12/31/2014  16.33716.105140
12/31/2015  16.10514.382123

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A12.6940
12/31/2008  12.69410.4763
12/31/2009  10.47612.49036
12/31/2010  12.49013.85253
12/31/2011  13.85213.851109
12/31/2012  13.85115.612189
12/31/2013  15.61215.352114
12/31/2014  15.35215.12799
12/31/2015  15.12713.50282
2.05%
12/31/2008  N/A10.4271
12/31/2009  10.42712.4192
12/31/2010  12.41913.7604
12/31/2011  13.76013.7453
12/31/2012  13.74515.4776
12/31/2013  15.47715.2048
12/31/2014  15.20414.9668
12/31/2015  14.96613.3457
2.10%
12/31/2007  N/A12.6240
12/31/2008  12.62410.4038
12/31/2009  10.40312.38426
12/31/2010  12.38413.71431
12/31/2011  13.71413.69231
12/31/2012  13.69215.41035
12/31/2013  15.41015.13131
12/31/2014  15.13114.88712
12/31/2015  14.88713.26712
2.15%
12/31/2008  N/A10.37810
12/31/2009  10.37812.34910
12/31/2010  12.34913.6690
12/31/2011  13.66913.6402
12/31/2012  13.64015.3432
12/31/2013  15.34315.0582
12/31/2014  15.05814.8072
12/31/2015  14.80713.1900
2.20%
12/31/2008  N/A10.9650
12/31/2009  10.96513.0415
12/31/2010  13.04114.4279
12/31/2011  14.42714.39015
12/31/2012  14.39016.17814
12/31/2013  16.17815.86914
12/31/2014  15.86915.5986
12/31/2015  15.59813.8871
2.25%
12/31/2007  N/A12.5550
12/31/2008  12.55510.3306
12/31/2009  10.33012.2796
12/31/2010  12.27913.5787
12/31/2011  13.57813.5367
12/31/2012  13.53615.2117
12/31/2013  15.21114.9135
12/31/2014  14.91314.6505
12/31/2015  14.65013.0376
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A10.9145
12/31/2009  10.91412.9675
12/31/2010  12.96714.3317
12/31/2011  14.33114.2807
12/31/2012  14.28016.0383
12/31/2013  16.03815.7177
12/31/2014  15.71715.4328
12/31/2015  15.43213.7269
2.35%
12/31/2007  N/A12.5090
12/31/2008  12.50910.2829
12/31/2009  10.28212.21027
12/31/2010  12.21013.48735
12/31/2011  13.48713.43235
12/31/2012  13.43215.07936
12/31/2013  15.07914.76949
12/31/2014  14.76914.49539
12/31/2015  14.49512.88623
2.40%
12/31/2007  N/A12.4860
12/31/2008  12.48610.2580
12/31/2009  10.25812.1752
12/31/2010  12.17513.4426
12/31/2011  13.44213.3814
12/31/2012  13.38115.0144
12/31/2013  15.01414.6985
12/31/2014  14.69814.4171
12/31/2015  14.41712.8110
2.45%
12/31/2008  N/A10.2341
12/31/2009  10.23412.1411
12/31/2010  12.14113.3982
12/31/2011  13.39813.3301
12/31/2012  13.33014.9491
12/31/2013  14.94914.6271
12/31/2014  14.62714.3410
12/31/2015  14.34112.7360
2.50%
12/31/2007  N/A12.4400
12/31/2008  12.44010.2101
12/31/2009  10.21012.10617
12/31/2010  12.10613.35311
12/31/2011  13.35313.27918
12/31/2012  13.27914.88419
12/31/2013  14.88414.55616
12/31/2014  14.55614.26417
12/31/2015  14.26412.6622
2.55%
12/31/2007  N/A12.4170
12/31/2008  12.41710.1861
12/31/2009  10.18612.0720
12/31/2010  12.07213.3081
12/31/2011  13.30813.2281
12/31/2012  13.22814.8201
12/31/2013  14.82014.4862
12/31/2014  14.48614.1880
12/31/2015  14.18812.5880

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A13.1260
12/31/2008  13.12610.1624
12/31/2009  10.16212.0386
12/31/2010  12.03813.26425
12/31/2011  13.26413.17721
12/31/2012  13.17714.7565
12/31/2013  14.75614.4167
12/31/2014  14.41614.11321
12/31/2015  14.11312.51522
2.65%
12/31/2007  N/A12.3720
12/31/2008  12.37210.1391
12/31/2009  10.13912.0044
12/31/2010  12.00413.22019
12/31/2011  13.22013.1277
12/31/2012  13.12714.6928
12/31/2013  14.69214.3475
12/31/2014  14.34714.0381
12/31/2015  14.03812.4421
2.70%
12/31/2008  N/A10.1150
12/31/2009  10.11511.9700
12/31/2010  11.97013.1760
12/31/2011  13.17613.0760
12/31/2012  13.07614.6280
12/31/2013  14.62814.2770
12/31/2014  14.27713.9630
12/31/2015  13.96312.3700
2.75%
12/31/2007  N/A13.0540
12/31/2008  13.05410.0913
12/31/2009  10.09111.9366
12/31/2010  11.93613.13213
12/31/2011  13.13213.02614
12/31/2012  13.02614.56512
12/31/2013  14.56514.2086
12/31/2014  14.20813.8895
12/31/2015  13.88912.2985
2.80%
12/31/2007  N/A12.3040
12/31/2008  12.30410.0681
12/31/2009  10.06811.9025
12/31/2010  11.90213.08812
12/31/2011  13.08812.9778
12/31/2012  12.97714.5028
12/31/2013  14.50214.1407
12/31/2014  14.14013.8151
12/31/2015  13.81512.2261
2.85%
12/31/2008  N/A10.0441
12/31/2009  10.04411.8683
12/31/2010  11.86813.0458
12/31/2011  13.04512.9278
12/31/2012  12.92714.4397
12/31/2013  14.43914.0724
12/31/2014  14.07213.7415
12/31/2015  13.74112.1555
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A12.9820
12/31/2008  12.98210.0213
12/31/2009  10.02111.8344
12/31/2010  11.83413.0018
12/31/2011  13.00112.8779
12/31/2012  12.87714.3777
12/31/2013  14.37714.0044
12/31/2014  14.00413.6684
12/31/2015  13.66812.0843
2.95%
12/31/2013  N/A13.9360
12/31/2014  13.93613.5950
12/31/2015  13.59512.0140
3.00%
12/31/2008  N/A9.9740
12/31/2009  9.97411.7671
12/31/2010  11.76712.9151
12/31/2011  12.91512.7792
12/31/2012  12.77914.2522
12/31/2013  14.25213.8694
12/31/2014  13.86913.5233
12/31/2015  13.52311.9444
3.05%
12/31/2007  N/A12.9110
12/31/2008  12.91110.5380
12/31/2009  10.53812.4260
12/31/2010  12.42613.6313
12/31/2011  13.63113.4810
12/31/2012  13.48115.0280
12/31/2013  15.02813.8021
12/31/2014  13.80213.4513
12/31/2015  13.45111.8742
3.10%
12/31/2013  N/A13.7351
12/31/2014  13.73513.3794
12/31/2015  13.37911.8054
3.15%
12/31/2008  N/A9.9040
12/31/2009  9.90411.6681
12/31/2010  11.66812.7861
12/31/2011  12.78612.6331
12/31/2012  12.63314.0682
12/31/2013  14.06813.6690
12/31/2014  13.66913.3080
12/31/2015  13.30811.7361
3.20%
12/31/2013  N/A14.3430
12/31/2014  14.34313.9570
12/31/2015  13.95712.3020
3.25%
12/31/2013  N/A14.2662
12/31/2014  14.26613.8753
12/31/2015  13.87512.2253

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A11.5690
12/31/2010  11.56912.6594
12/31/2011  12.65912.4880
12/31/2012  12.48813.8860
12/31/2013  13.88613.4720
12/31/2014  13.47213.0962
12/31/2015  13.09611.5321
3.40%
12/31/2013  N/A14.0391
12/31/2014  14.03913.6342
12/31/2015  13.63411.9940
3.45%
12/31/2013  N/A13.9640
12/31/2014  13.96413.5540
12/31/2015  13.55411.9180
3.55%
12/31/2013  N/A13.8160
12/31/2014  13.81613.3971
12/31/2015  13.39711.7680
PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
12/31/2007  N/A12.7301
12/31/2007  N/A12.7301
12/31/2008  12.7307.0385
12/31/2008  12.7307.0385
12/31/2008  12.7307.0385
12/31/2008  12.7307.0385
12/31/2009  7.0389.7986
12/31/2009  7.0389.7986
12/31/2010  9.79812.0018
12/31/2011  12.00110.91319
12/31/2012  10.91311.31222
12/31/2013  11.3129.49113
12/31/2014  9.4917.6169
12/31/2015  7.6165.5665
1.70%
12/31/2007  N/A12.7131
12/31/2007  N/A12.7131
12/31/2008  12.7137.0251
12/31/2008  12.7137.0251
12/31/2008  12.7137.0251
12/31/2008  12.7137.0251
12/31/2009  7.0259.7752
12/31/2009  7.0259.7752
12/31/2010  9.77511.9676
12/31/2011  11.96710.87724
12/31/2012  10.87711.26920
12/31/2013  11.2699.45019
12/31/2014  9.4507.57912
12/31/2015  7.5795.53613
1.75%
12/31/2009  N/A9.7520
12/31/2010  9.75211.9330
12/31/2011  11.93310.8410
12/31/2012  10.84111.2260
12/31/2013  11.2269.4090
12/31/2014  9.4097.5420
12/31/2015  7.5425.5060
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A7.0008
12/31/2008  N/A7.0008
12/31/2009  7.0009.73024
12/31/2009  7.0009.73024
12/31/2010  9.73011.90036
12/31/2011  11.90010.80433
12/31/2012  10.80411.18330
12/31/2013  11.1839.36928
12/31/2014  9.3697.50613
12/31/2015  7.5065.47715
1.90%
12/31/2007  N/A12.64512
12/31/2007  N/A12.64512
12/31/2008  12.6456.97432
12/31/2008  12.6456.97432
12/31/2008  12.6456.97432
12/31/2008  12.6456.97432
12/31/2009  6.9749.68416
12/31/2009  6.9749.68416
12/31/2010  9.68411.8327
12/31/2011  11.83210.7338
12/31/2012  10.73311.0978
12/31/2013  11.0979.2885
12/31/2014  9.2887.4345
12/31/2015  7.4345.4195
1.95%
12/31/2007  N/A12.6290
12/31/2007  N/A12.6290
12/31/2008  12.6296.9614
12/31/2008  12.6296.9614
12/31/2008  12.6296.9614
12/31/2008  12.6296.9614
12/31/2009  6.9619.66224
12/31/2009  6.9619.66224
12/31/2010  9.66211.79926
12/31/2011  11.79910.69744
12/31/2012  10.69711.05442
12/31/2013  11.0549.24733
12/31/2014  9.2477.39831
12/31/2015  7.3985.39031
2.05%
12/31/2008  N/A6.9352
12/31/2008  N/A6.9352
12/31/2009  6.9359.6176
12/31/2009  6.9359.6176
12/31/2010  9.61711.7325
12/31/2011  11.73210.6265
12/31/2012  10.62610.9704
12/31/2013  10.9709.1676
12/31/2014  9.1677.3274
12/31/2015  7.3275.3336

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A12.5780
12/31/2007  N/A12.5780
12/31/2008  12.5786.92324
12/31/2008  12.5786.92324
12/31/2008  12.5786.92324
12/31/2008  12.5786.92324
12/31/2009  6.9239.59452
12/31/2009  6.9239.59452
12/31/2010  9.59411.69951
12/31/2011  11.69910.59043
12/31/2012  10.59010.92836
12/31/2013  10.9289.12843
12/31/2014  9.1287.29137
12/31/2015  7.2915.30440
2.15%
12/31/2008  N/A6.9101
12/31/2008  N/A6.9101
12/31/2009  6.9109.5722
12/31/2009  6.9109.5722
12/31/2010  9.57211.6652
12/31/2011  11.66510.5551
12/31/2012  10.55510.8861
12/31/2013  10.8869.0881
12/31/2014  9.0887.2561
12/31/2015  7.2565.2761
2.20%
12/31/2008  N/A6.8970
12/31/2008  N/A6.8970
12/31/2009  6.8979.5495
12/31/2009  6.8979.5495
12/31/2010  9.54911.6327
12/31/2011  11.63210.5204
12/31/2012  10.52010.8443
12/31/2013  10.8449.0492
12/31/2014  9.0497.2212
12/31/2015  7.2215.2482
2.25%
12/31/2007  N/A12.5280
12/31/2007  N/A12.5280
12/31/2008  12.5286.88516
12/31/2008  12.5286.88516
12/31/2008  12.5286.88516
12/31/2008  12.5286.88516
12/31/2009  6.8859.52715
12/31/2009  6.8859.52715
12/31/2010  9.52711.59916
12/31/2011  11.59910.48516
12/31/2012  10.48510.80315
12/31/2013  10.8039.01018
12/31/2014  9.0107.18614
12/31/2015  7.1865.22013
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A6.87214
12/31/2008  N/A6.87214
12/31/2009  6.8729.5059
12/31/2009  6.8729.5059
12/31/2010  9.50511.5668
12/31/2011  11.56610.4507
12/31/2012  10.45010.7612
12/31/2013  10.7618.9712
12/31/2014  8.9717.1512
12/31/2015  7.1515.1922
2.35%
12/31/2007  N/A12.4940
12/31/2007  N/A12.4940
12/31/2008  12.4946.85917
12/31/2008  12.4946.85917
12/31/2008  12.4946.85917
12/31/2008  12.4946.85917
12/31/2009  6.8599.48324
12/31/2009  6.8599.48324
12/31/2010  9.48311.53419
12/31/2011  11.53410.41519
12/31/2012  10.41510.72019
12/31/2013  10.7208.93216
12/31/2014  8.9327.11713
12/31/2015  7.1175.16512
2.40%
12/31/2007  N/A12.4780
12/31/2007  N/A12.4780
12/31/2008  12.4786.84713
12/31/2008  12.4786.84713
12/31/2008  12.4786.84713
12/31/2008  12.4786.84713
12/31/2009  6.8479.46017
12/31/2009  6.8479.46017
12/31/2010  9.46011.50115
12/31/2011  11.50110.38014
12/31/2012  10.38010.67914
12/31/2013  10.6798.89318
12/31/2014  8.8937.0836
12/31/2015  7.0835.1378
2.45%
12/31/2008  N/A6.8343
12/31/2008  N/A6.8343
12/31/2009  6.8349.4384
12/31/2009  6.8349.4384
12/31/2010  9.43811.4683
12/31/2011  11.46810.3463
12/31/2012  10.34610.6384
12/31/2013  10.6388.8552
12/31/2014  8.8557.0482
12/31/2015  7.0485.1101

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A12.4440
12/31/2007  N/A12.4440
12/31/2008  12.4446.8223
12/31/2008  12.4446.8223
12/31/2008  12.4446.8223
12/31/2008  12.4446.8223
12/31/2009  6.8229.4164
12/31/2009  6.8229.4164
12/31/2010  9.41611.4363
12/31/2011  11.43610.3113
12/31/2012  10.31110.5973
12/31/2013  10.5978.8162
12/31/2014  8.8167.0142
12/31/2015  7.0145.0832
2.55%
12/31/2007  N/A12.4280
12/31/2007  N/A12.4280
12/31/2008  12.4286.8090
12/31/2008  12.4286.8090
12/31/2008  12.4286.8090
12/31/2008  12.4286.8090
12/31/2009  6.8099.3940
12/31/2009  6.8099.3940
12/31/2010  9.39411.4030
12/31/2011  11.40310.2770
12/31/2012  10.27710.5570
12/31/2013  10.5578.7780
12/31/2014  8.7786.9800
12/31/2015  6.9805.0560
2.60%
12/31/2007  N/A12.4110
12/31/2007  N/A12.4110
12/31/2008  12.4116.79720
12/31/2008  12.4116.79720
12/31/2008  12.4116.79720
12/31/2008  12.4116.79720
12/31/2009  6.7979.37231
12/31/2009  6.7979.37231
12/31/2010  9.37211.37142
12/31/2011  11.37110.24341
12/31/2012  10.24310.51642
12/31/2013  10.5168.74036
12/31/2014  8.7406.94742
12/31/2015  6.9475.02952
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A12.3940
12/31/2007  N/A12.3940
12/31/2008  12.3946.7843
12/31/2008  12.3946.7843
12/31/2008  12.3946.7843
12/31/2008  12.3946.7843
12/31/2009  6.7849.3506
12/31/2009  6.7849.3506
12/31/2010  9.35011.3397
12/31/2011  11.33910.2087
12/31/2012  10.20810.4765
12/31/2013  10.4768.7026
12/31/2014  8.7026.9132
12/31/2015  6.9135.0020
2.70%
12/31/2008  N/A6.7720
12/31/2008  N/A6.7720
12/31/2009  6.7729.3291
12/31/2009  6.7729.3291
12/31/2010  9.32911.3071
12/31/2011  11.30710.1741
12/31/2012  10.17410.4361
12/31/2013  10.4368.6642
12/31/2014  8.6646.8802
12/31/2015  6.8804.9752
2.75%
12/31/2007  N/A12.3610
12/31/2007  N/A12.3610
12/31/2008  12.3616.7597
12/31/2008  12.3616.7597
12/31/2008  12.3616.7597
12/31/2008  12.3616.7597
12/31/2009  6.7599.30715
12/31/2009  6.7599.30715
12/31/2010  9.30711.27512
12/31/2011  11.27510.14119
12/31/2012  10.14110.39619
12/31/2013  10.3968.62718
12/31/2014  8.6276.84719
12/31/2015  6.8474.94920
2.80%
12/31/2007  N/A12.3450
12/31/2007  N/A12.3450
12/31/2008  12.3456.7476
12/31/2008  12.3456.7476
12/31/2008  12.3456.7476
12/31/2008  12.3456.7476
12/31/2009  6.7479.28510
12/31/2009  6.7479.28510
12/31/2010  9.28511.2439
12/31/2011  11.24310.1077
12/31/2012  10.10710.3568
12/31/2013  10.3568.5909
12/31/2014  8.5906.8135
12/31/2015  6.8134.9220

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A6.7340
12/31/2008  N/A6.7340
12/31/2009  6.7349.2633
12/31/2009  6.7349.2633
12/31/2010  9.26311.2112
12/31/2011  11.21110.0732
12/31/2012  10.07310.3160
12/31/2013  10.3168.5520
12/31/2014  8.5526.7811
12/31/2015  6.7814.8965
2.90%
12/31/2007  N/A12.3120
12/31/2007  N/A12.3120
12/31/2008  12.3126.7227
12/31/2008  12.3126.7227
12/31/2008  12.3126.7227
12/31/2008  12.3126.7227
12/31/2009  6.7229.2428
12/31/2009  6.7229.2428
12/31/2010  9.24211.1797
12/31/2011  11.17910.0407
12/31/2012  10.04010.2777
12/31/2013  10.2778.5155
12/31/2014  8.5156.74818
12/31/2015  6.7484.87023
2.95%
12/31/2013  N/A8.4780
12/31/2014  8.4786.7150
12/31/2015  6.7154.8440
3.00%
12/31/2008  N/A6.6970
12/31/2008  N/A6.6970
12/31/2009  6.6979.1990
12/31/2009  6.6979.1990
12/31/2010  9.19911.1160
12/31/2011  11.1169.9730
12/31/2012  9.97310.1980
12/31/2013  10.1988.4421
12/31/2014  8.4426.6832
12/31/2015  6.6834.8183
3.05%
12/31/2007  N/A12.2630
12/31/2007  N/A12.2630
12/31/2008  12.2636.6853
12/31/2008  12.2636.6853
12/31/2008  12.2636.6853
12/31/2008  12.2636.6853
12/31/2009  6.6859.1770
12/31/2009  6.6859.1770
12/31/2010  9.17711.0841
12/31/2011  11.0849.9401
12/31/2012  9.94010.1591
12/31/2013  10.1598.4051
12/31/2014  8.4056.6511
12/31/2015  6.6514.7931
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.10%
12/31/2013  N/A8.3691
12/31/2014  8.3696.6184
12/31/2015  6.6184.7675
3.15%
12/31/2008  N/A6.6610
12/31/2008  N/A6.6610
12/31/2009  6.6619.1340
12/31/2009  6.6619.1340
12/31/2010  9.13411.0220
12/31/2011  11.0229.8730
12/31/2012  9.87310.0810
12/31/2013  10.0818.3330
12/31/2014  8.3336.5865
12/31/2015  6.5864.7427
3.20%
12/31/2013  N/A9.2200
12/31/2014  9.2207.2850
12/31/2015  7.2855.2420
3.25%
12/31/2013  N/A9.1773
12/31/2014  9.1777.2467
12/31/2015  7.2465.2129
3.30%
12/31/2009  N/A9.0700
12/31/2010  9.07010.9280
12/31/2011  10.9289.7750
12/31/2012  9.7759.9660
12/31/2013  9.9668.2250
12/31/2014  8.2256.4925
12/31/2015  6.4924.6666
3.40%
12/31/2013  N/A9.0460
12/31/2014  9.0467.1330
12/31/2015  7.1335.1220
3.45%
12/31/2013  N/A9.0030
12/31/2014  9.0037.0950
12/31/2015  7.0955.0930
3.55%
12/31/2013  N/A8.9180
12/31/2014  8.9187.0210
12/31/2015  7.0215.0340
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
12/31/2007  N/A12.2050
12/31/2008  12.20510.2531
12/31/2009  10.25313.17032
12/31/2010  13.17014.530292
12/31/2011  14.53015.198305
12/31/2012  15.19817.624355
12/31/2013  17.62416.128136
12/31/2014  16.12816.10684
12/31/2015  16.10615.48666

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2007  N/A12.1890
12/31/2008  12.18910.2340
12/31/2009  10.23413.13918
12/31/2010  13.13914.48983
12/31/2011  14.48915.14892
12/31/2012  15.14817.55789
12/31/2013  17.55716.05894
12/31/2014  16.05816.02890
12/31/2015  16.02815.40483
1.75%
12/31/2009  N/A13.1081
12/31/2010  13.10814.44819
12/31/2011  14.44815.09765
12/31/2012  15.09717.49044
12/31/2013  17.49015.9892
12/31/2014  15.98915.9512
12/31/2015  15.95115.3222
1.80%
12/31/2008  N/A10.1960
12/31/2009  10.19613.0772
12/31/2010  13.07714.4075
12/31/2011  14.40715.0475
12/31/2012  15.04717.42316
12/31/2013  17.42315.9197
12/31/2014  15.91915.8746
12/31/2015  15.87415.2406
1.90%
12/31/2007  N/A12.1241
12/31/2008  12.12410.1591
12/31/2009  10.15913.0164
12/31/2010  13.01614.32670
12/31/2011  14.32614.947129
12/31/2012  14.94717.28984
12/31/2013  17.28915.78244
12/31/2014  15.78215.72153
12/31/2015  15.72115.07835
1.95%
12/31/2007  N/A12.1080
12/31/2008  12.10810.1402
12/31/2009  10.14012.98614
12/31/2010  12.98614.28553
12/31/2011  14.28514.89732
12/31/2012  14.89717.22349
12/31/2013  17.22315.71328
12/31/2014  15.71315.64524
12/31/2015  15.64514.99822
2.05%
12/31/2008  N/A10.1031
12/31/2009  10.10312.92522
12/31/2010  12.92514.20439
12/31/2011  14.20414.79836
12/31/2012  14.79817.09136
12/31/2013  17.09115.5783
12/31/2014  15.57815.4943
12/31/2015  15.49414.8396
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.10%
12/31/2007  N/A12.0590
12/31/2008  12.05910.0841
12/31/2009  10.08412.8955
12/31/2010  12.89514.16411
12/31/2011  14.16414.7488
12/31/2012  14.74817.0267
12/31/2013  17.02615.5108
12/31/2014  15.51015.4193
12/31/2015  15.41914.7603
2.15%
12/31/2008  N/A10.0660
12/31/2009  10.06612.8656
12/31/2010  12.86514.1241
12/31/2011  14.12414.6991
12/31/2012  14.69916.9601
12/31/2013  16.96015.4431
12/31/2014  15.44315.3451
12/31/2015  15.34514.6811
2.20%
12/31/2008  N/A10.0470
12/31/2009  10.04712.8350
12/31/2010  12.83514.0841
12/31/2011  14.08414.6502
12/31/2012  14.65016.8952
12/31/2013  16.89515.3761
12/31/2014  15.37615.2712
12/31/2015  15.27114.6032
2.25%
12/31/2007  N/A12.0110
12/31/2008  12.01110.0292
12/31/2009  10.02912.8052
12/31/2010  12.80514.04411
12/31/2011  14.04414.6024
12/31/2012  14.60216.8311
12/31/2013  16.83115.3102
12/31/2014  15.31015.1971
12/31/2015  15.19714.5251
2.30%
12/31/2008  N/A10.0103
12/31/2009  10.01012.7754
12/31/2010  12.77514.0046
12/31/2011  14.00414.5535
12/31/2012  14.55316.7663
12/31/2013  16.76615.2431
12/31/2014  15.24315.1241
12/31/2015  15.12414.4481
2.35%
12/31/2007  N/A11.9790
12/31/2008  11.9799.9922
12/31/2009  9.99212.7458
12/31/2010  12.74513.96429
12/31/2011  13.96414.50414
12/31/2012  14.50416.70216
12/31/2013  16.70215.1775
12/31/2014  15.17715.0512
12/31/2015  15.05114.37130

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2007  N/A11.9630
12/31/2008  11.9639.9744
12/31/2009  9.97412.71622
12/31/2010  12.71613.92511
12/31/2011  13.92514.4568
12/31/2012  14.45616.6387
12/31/2013  16.63815.1118
12/31/2014  15.11114.9780
12/31/2015  14.97814.2940
2.45%
12/31/2008  N/A9.9552
12/31/2009  9.95512.6864
12/31/2010  12.68613.8855
12/31/2011  13.88514.4085
12/31/2012  14.40816.5745
12/31/2013  16.57415.0466
12/31/2014  15.04614.9065
12/31/2015  14.90614.2186
2.50%
12/31/2007  N/A11.9310
12/31/2008  11.9319.9370
12/31/2009  9.93712.65611
12/31/2010  12.65613.84611
12/31/2011  13.84614.36011
12/31/2012  14.36016.51111
12/31/2013  16.51114.9818
12/31/2014  14.98114.8346
12/31/2015  14.83414.1427
2.55%
12/31/2007  N/A11.9150
12/31/2008  11.9159.9190
12/31/2009  9.91912.6271
12/31/2010  12.62713.8070
12/31/2011  13.80714.3120
12/31/2012  14.31216.4470
12/31/2013  16.44714.9161
12/31/2014  14.91614.7620
12/31/2015  14.76214.0670
2.60%
12/31/2007  N/A11.8990
12/31/2008  11.8999.9012
12/31/2009  9.90112.5977
12/31/2010  12.59713.76716
12/31/2011  13.76714.26414
12/31/2012  14.26416.38413
12/31/2013  16.38414.8513
12/31/2014  14.85114.6915
12/31/2015  14.69113.9925
2.65%
12/31/2007  N/A11.8830
12/31/2008  11.8839.8820
12/31/2009  9.88212.56819
12/31/2010  12.56813.72815
12/31/2011  13.72814.2173
12/31/2012  14.21716.3213
12/31/2013  16.32114.7872
12/31/2014  14.78714.6201
12/31/2015  14.62013.9181
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.70%
12/31/2008  N/A9.8640
12/31/2009  9.86412.5385
12/31/2010  12.53813.6905
12/31/2011  13.69014.1697
12/31/2012  14.16916.25910
12/31/2013  16.25914.7230
12/31/2014  14.72314.5490
12/31/2015  14.54913.8430
2.75%
12/31/2007  N/A11.8510
12/31/2008  11.8519.8461
12/31/2009  9.84612.5099
12/31/2010  12.50913.6516
12/31/2011  13.65114.1228
12/31/2012  14.12216.1978
12/31/2013  16.19714.65910
12/31/2014  14.65914.47911
12/31/2015  14.47913.77012
2.80%
12/31/2007  N/A11.8350
12/31/2008  11.8359.8284
12/31/2009  9.82812.4807
12/31/2010  12.48013.61215
12/31/2011  13.61214.0758
12/31/2012  14.07516.1357
12/31/2013  16.13514.5967
12/31/2014  14.59614.4096
12/31/2015  14.40913.6965
2.85%
12/31/2008  N/A9.8100
12/31/2009  9.81012.4513
12/31/2010  12.45113.5732
12/31/2011  13.57314.0282
12/31/2012  14.02816.0731
12/31/2013  16.07314.5331
12/31/2014  14.53314.3390
12/31/2015  14.33913.6230
2.90%
12/31/2007  N/A11.8040
12/31/2008  11.8049.7920
12/31/2009  9.79212.42210
12/31/2010  12.42213.53516
12/31/2011  13.53513.9828
12/31/2012  13.98216.0115
12/31/2013  16.01114.4705
12/31/2014  14.47014.2707
12/31/2015  14.27013.5516
2.95%
12/31/2013  N/A14.4070
12/31/2014  14.40714.2010
12/31/2015  14.20113.4790

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2008  N/A9.7560
12/31/2009  9.75612.3644
12/31/2010  12.36413.4581
12/31/2011  13.45813.8891
12/31/2012  13.88915.8891
12/31/2013  15.88914.3451
12/31/2014  14.34514.1331
12/31/2015  14.13313.4071
3.05%
12/31/2007  N/A11.7570
12/31/2008  11.7579.7380
12/31/2009  9.73812.33510
12/31/2010  12.33513.4203
12/31/2011  13.42013.8421
12/31/2012  13.84215.8281
12/31/2013  15.82814.2821
12/31/2014  14.28214.0641
12/31/2015  14.06413.3361
3.10%
12/31/2013  N/A14.22118
12/31/2014  14.22113.99719
12/31/2015  13.99713.26419
3.15%
12/31/2008  N/A9.7020
12/31/2009  9.70212.2772
12/31/2010  12.27713.3441
12/31/2011  13.34413.7501
12/31/2012  13.75015.7071
12/31/2013  15.70714.1590
12/31/2014  14.15913.9290
12/31/2015  13.92913.1941
3.20%
12/31/2013  N/A22.1020
12/31/2014  22.10221.7320
12/31/2015  21.73220.5750
3.25%
12/31/2013  N/A21.9780
12/31/2014  21.97821.5991
12/31/2015  21.59920.4391
3.30%
12/31/2009  N/A12.1913
12/31/2010  12.19113.2314
12/31/2011  13.23113.6130
12/31/2012  13.61315.5270
12/31/2013  15.52713.9760
12/31/2014  13.97613.7281
12/31/2015  13.72812.9841
3.40%
12/31/2013  N/A21.6091
12/31/2014  21.60921.2052
12/31/2015  21.20520.0360
3.45%
12/31/2013  N/A21.4870
12/31/2014  21.48721.0750
12/31/2015  21.07519.9030
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.55%
12/31/2013  N/A21.2460
12/31/2014  21.24620.8181
12/31/2015  20.81819.6401
PIMCO VIT Global Advantage Strategy Bond Portfolio
1.65%
12/31/2011  N/A9.79717
12/31/2012  9.79710.23337
12/31/2013  10.2339.74939
12/31/2014  9.7499.44641
12/31/2015  9.4468.82447
1.70%
12/31/2011  N/A9.78747
12/31/2012  9.78710.21784
12/31/2013  10.2179.729136
12/31/2014  9.7299.422142
12/31/2015  9.4228.797156
1.75%
12/31/2011  N/A9.7910
12/31/2012  9.79110.2161
12/31/2013  10.2169.7231
12/31/2014  9.7239.4111
12/31/2015  9.4118.7830
1.80%
12/31/2011  N/A9.7880
12/31/2012  9.78810.2070
12/31/2013  10.2079.7100
12/31/2014  9.7109.3940
12/31/2015  9.3948.7620
1.90%
12/31/2011  N/A9.7816
12/31/2012  9.78110.19014
12/31/2013  10.1909.68416
12/31/2014  9.6849.36048
12/31/2015  9.3608.72165
1.95%
12/31/2011  N/A9.77815
12/31/2012  9.77810.18242
12/31/2013  10.1829.67153
12/31/2014  9.6719.34257
12/31/2015  9.3428.70164
2.05%
12/31/2011  N/A9.7712
12/31/2012  9.77110.1642
12/31/2013  10.1649.6452
12/31/2014  9.6459.3082
12/31/2015  9.3088.6602
2.10%
12/31/2011  N/A9.7682
12/31/2012  9.76810.1562
12/31/2013  10.1569.6322
12/31/2014  9.6329.2914
12/31/2015  9.2918.6400
2.15%
12/31/2011  N/A9.7650
12/31/2012  9.76510.1470
12/31/2013  10.1479.6190
12/31/2014  9.6199.2740
12/31/2015  9.2748.6200

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2011  N/A9.7610
12/31/2012  9.76110.1390
12/31/2013  10.1399.6060
12/31/2014  9.6069.2570
12/31/2015  9.2578.6000
2.25%
12/31/2011  N/A9.7580
12/31/2012  9.75810.1300
12/31/2013  10.1309.5930
12/31/2014  9.5939.2401
12/31/2015  9.2408.5800
2.30%
12/31/2011  N/A9.7550
12/31/2012  9.75510.1220
12/31/2013  10.1229.5810
12/31/2014  9.5819.2230
12/31/2015  9.2238.5600
2.35%
12/31/2011  N/A9.75211
12/31/2012  9.75210.11311
12/31/2013  10.1139.5680
12/31/2014  9.5689.2063
12/31/2015  9.2068.5400
2.40%
12/31/2011  N/A9.7480
12/31/2012  9.74810.1050
12/31/2013  10.1059.5550
12/31/2014  9.5559.1890
12/31/2015  9.1898.5200
2.45%
12/31/2011  N/A9.7453
12/31/2012  9.74510.0973
12/31/2013  10.0979.5421
12/31/2014  9.5429.1721
12/31/2015  9.1728.5001
2.50%
12/31/2011  N/A9.7420
12/31/2012  9.74210.0880
12/31/2013  10.0889.5290
12/31/2014  9.5299.1554
12/31/2015  9.1558.4800
2.55%
12/31/2011  N/A9.7380
12/31/2012  9.73810.0800
12/31/2013  10.0809.5170
12/31/2014  9.5179.1390
12/31/2015  9.1398.4600
2.60%
12/31/2011  N/A9.7350
12/31/2012  9.73510.0710
12/31/2013  10.0719.5040
12/31/2014  9.5049.1221
12/31/2015  9.1228.4401
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2011  N/A9.7320
12/31/2012  9.73210.0630
12/31/2013  10.0639.4910
12/31/2014  9.4919.1050
12/31/2015  9.1058.4210
2.70%
12/31/2011  N/A9.7291
12/31/2012  9.72910.0542
12/31/2013  10.0549.4792
12/31/2014  9.4799.0882
12/31/2015  9.0888.4012
2.75%
12/31/2011  N/A9.7250
12/31/2012  9.72510.0460
12/31/2013  10.0469.4660
12/31/2014  9.4669.0720
12/31/2015  9.0728.3810
2.80%
12/31/2011  N/A9.7220
12/31/2012  9.72210.0370
12/31/2013  10.0379.4530
12/31/2014  9.4539.0550
12/31/2015  9.0558.3620
2.85%
12/31/2011  N/A9.7190
12/31/2012  9.71910.0290
12/31/2013  10.0299.4410
12/31/2014  9.4419.0380
12/31/2015  9.0388.3420
2.90%
12/31/2011  N/A9.7200
12/31/2012  9.72010.0250
12/31/2013  10.0259.4280
12/31/2014  9.4289.0220
12/31/2015  9.0228.3230
2.95%
12/31/2013  N/A9.4150
12/31/2014  9.4159.0050
12/31/2015  9.0058.3030
3.00%
12/31/2011  N/A9.7090
12/31/2012  9.70910.0040
12/31/2013  10.0049.4030
12/31/2014  9.4038.9890
12/31/2015  8.9898.2840
3.05%
12/31/2011  N/A9.7060
12/31/2012  9.7069.9950
12/31/2013  9.9959.3900
12/31/2014  9.3908.9720
12/31/2015  8.9728.2640
3.10%
12/31/2013  N/A9.3780
12/31/2014  9.3788.9560
12/31/2015  8.9568.2450

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.15%
12/31/2011  N/A9.6990
12/31/2012  9.6999.9790
12/31/2013  9.9799.3650
12/31/2014  9.3658.9390
12/31/2015  8.9398.2260
3.20%
12/31/2013  N/A9.3480
12/31/2014  9.3488.9180
12/31/2015  8.9188.2020
3.25%
12/31/2013  N/A9.3350
12/31/2014  9.3358.9020
12/31/2015  8.9028.1830
3.30%
12/31/2011  N/A9.6850
12/31/2012  9.6859.9490
12/31/2013  9.9499.3230
12/31/2014  9.3238.8860
12/31/2015  8.8868.1650
3.40%
12/31/2013  N/A9.2970
12/31/2014  9.2978.8520
12/31/2015  8.8528.1260
3.45%
12/31/2013  N/A9.2850
12/31/2014  9.2858.8360
12/31/2015  8.8368.1070
3.55%
12/31/2013  N/A9.2600
12/31/2014  9.2608.8030
12/31/2015  8.8038.0690
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
12/31/2007  N/A10.3710
12/31/2008  10.37110.1140
12/31/2009  10.11411.62710
12/31/2010  11.62712.77056
12/31/2011  12.77013.51388
12/31/2012  13.51314.21491
12/31/2013  14.21412.79678
12/31/2014  12.79612.87262
12/31/2015  12.87212.15053
1.70%
12/31/2007  N/A10.3570
12/31/2008  10.35710.0960
12/31/2009  10.09611.6006
12/31/2010  11.60012.73435
12/31/2011  12.73413.46833
12/31/2012  13.46814.15935
12/31/2013  14.15912.74136
12/31/2014  12.74112.80937
12/31/2015  12.80912.08636
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.75%
12/31/2009  N/A11.5720
12/31/2010  11.57212.6981
12/31/2011  12.69813.4231
12/31/2012  13.42314.1051
12/31/2013  14.10512.6851
12/31/2014  12.68512.7481
12/31/2015  12.74812.0211
1.80%
12/31/2008  N/A10.0592
12/31/2009  10.05911.5458
12/31/2010  11.54512.66214
12/31/2011  12.66213.37815
12/31/2012  13.37814.05117
12/31/2013  14.05112.63020
12/31/2014  12.63012.68624
12/31/2015  12.68611.95725
1.90%
12/31/2007  N/A10.3020
12/31/2008  10.30210.02212
12/31/2009  10.02211.49213
12/31/2010  11.49212.59021
12/31/2011  12.59013.28984
12/31/2012  13.28913.94452
12/31/2013  13.94412.52132
12/31/2014  12.52112.56429
12/31/2015  12.56411.83025
1.95%
12/31/2007  N/A10.2880
12/31/2008  10.28810.0030
12/31/2009  10.00311.4657
12/31/2010  11.46512.55410
12/31/2011  12.55413.24522
12/31/2012  13.24513.89025
12/31/2013  13.89012.46726
12/31/2014  12.46712.50328
12/31/2015  12.50311.76723
2.05%
12/31/2008  N/A9.9670
12/31/2009  9.96711.4111
12/31/2010  11.41112.4833
12/31/2011  12.48313.1572
12/31/2012  13.15713.7842
12/31/2013  13.78412.3592
12/31/2014  12.35912.3833
12/31/2015  12.38311.6423
2.10%
12/31/2007  N/A10.2470
12/31/2008  10.2479.9485
12/31/2009  9.94811.38517
12/31/2010  11.38512.44823
12/31/2011  12.44813.11322
12/31/2012  13.11313.73127
12/31/2013  13.73112.30634
12/31/2014  12.30612.32329
12/31/2015  12.32311.58033

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2008  N/A9.9301
12/31/2009  9.93011.3582
12/31/2010  11.35812.4121
12/31/2011  12.41213.0692
12/31/2012  13.06913.6782
12/31/2013  13.67812.2522
12/31/2014  12.25212.2632
12/31/2015  12.26311.5192
2.20%
12/31/2008  N/A9.9120
12/31/2009  9.91211.3312
12/31/2010  11.33112.3772
12/31/2011  12.37713.0263
12/31/2012  13.02613.6263
12/31/2013  13.62612.1993
12/31/2014  12.19912.2043
12/31/2015  12.20411.4573
2.25%
12/31/2007  N/A10.2060
12/31/2008  10.2069.8946
12/31/2009  9.89411.3055
12/31/2010  11.30512.3427
12/31/2011  12.34212.9829
12/31/2012  12.98213.5749
12/31/2013  13.57412.1479
12/31/2014  12.14712.1458
12/31/2015  12.14511.3968
2.30%
12/31/2008  N/A9.8751
12/31/2009  9.87511.2792
12/31/2010  11.27912.3072
12/31/2011  12.30712.9392
12/31/2012  12.93913.5222
12/31/2013  13.52212.0942
12/31/2014  12.09412.0873
12/31/2015  12.08711.3363
2.35%
12/31/2007  N/A10.1780
12/31/2008  10.1789.8573
12/31/2009  9.85711.2524
12/31/2010  11.25212.2724
12/31/2011  12.27212.8963
12/31/2012  12.89613.4703
12/31/2013  13.47012.0423
12/31/2014  12.04212.0283
12/31/2015  12.02811.2753
2.40%
12/31/2007  N/A10.1650
12/31/2008  10.1659.8396
12/31/2009  9.83911.2269
12/31/2010  11.22612.23713
12/31/2011  12.23712.8538
12/31/2012  12.85313.4188
12/31/2013  13.41811.9899
12/31/2014  11.98911.9705
12/31/2015  11.97011.2154
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.45%
12/31/2008  N/A9.8213
12/31/2009  9.82111.2005
12/31/2010  11.20012.2037
12/31/2011  12.20312.8106
12/31/2012  12.81013.3676
12/31/2013  13.36711.9374
12/31/2014  11.93711.9124
12/31/2015  11.91211.1554
2.50%
12/31/2007  N/A10.1380
12/31/2008  10.1389.8032
12/31/2009  9.80311.1745
12/31/2010  11.17412.1682
12/31/2011  12.16812.7672
12/31/2012  12.76713.3162
12/31/2013  13.31611.8861
12/31/2014  11.88611.8551
12/31/2015  11.85511.0961
2.55%
12/31/2007  N/A10.1240
12/31/2008  10.1249.7850
12/31/2009  9.78511.1470
12/31/2010  11.14712.1340
12/31/2011  12.13412.7250
12/31/2012  12.72513.2650
12/31/2013  13.26511.8340
12/31/2014  11.83411.7980
12/31/2015  11.79811.0370
2.60%
12/31/2007  N/A10.1110
12/31/2008  10.1119.7674
12/31/2009  9.76711.1215
12/31/2010  11.12112.0999
12/31/2011  12.09912.6828
12/31/2012  12.68213.2148
12/31/2013  13.21411.7838
12/31/2014  11.78311.74112
12/31/2015  11.74110.97812
2.65%
12/31/2007  N/A10.0970
12/31/2008  10.0979.7493
12/31/2009  9.74911.09510
12/31/2010  11.09512.06522
12/31/2011  12.06512.6409
12/31/2012  12.64013.1638
12/31/2013  13.16311.7325
12/31/2014  11.73211.6842
12/31/2015  11.68410.9202
2.70%
12/31/2008  N/A9.7310
12/31/2009  9.73111.0695
12/31/2010  11.06912.0314
12/31/2011  12.03112.5980
12/31/2012  12.59813.1130
12/31/2013  13.11311.6810
12/31/2014  11.68111.6280
12/31/2015  11.62810.8610

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.75%
12/31/2007  N/A10.0700
12/31/2008  10.0709.7133
12/31/2009  9.71311.0449
12/31/2010  11.04411.9979
12/31/2011  11.99712.5567
12/31/2012  12.55613.0628
12/31/2013  13.06211.6315
12/31/2014  11.63111.5717
12/31/2015  11.57110.8046
2.80%
12/31/2007  N/A10.0570
12/31/2008  10.0579.6950
12/31/2009  9.69511.0180
12/31/2010  11.01811.9638
12/31/2011  11.96312.5140
12/31/2012  12.51413.0120
12/31/2013  13.01211.5800
12/31/2014  11.58011.5150
12/31/2015  11.51510.7460
2.85%
12/31/2008  N/A9.6782
12/31/2009  9.67810.99210
12/31/2010  10.99211.9299
12/31/2011  11.92912.4739
12/31/2012  12.47312.9628
12/31/2013  12.96211.53011
12/31/2014  11.53011.4600
12/31/2015  11.46010.6890
2.90%
12/31/2007  N/A10.0300
12/31/2008  10.0309.6600
12/31/2009  9.66010.9660
12/31/2010  10.96611.8959
12/31/2011  11.89512.4315
12/31/2012  12.43112.9135
12/31/2013  12.91311.4801
12/31/2014  11.48011.4054
12/31/2015  11.40510.6323
2.95%
12/31/2013  N/A11.4300
12/31/2014  11.43011.3490
12/31/2015  11.34910.5750
3.00%
12/31/2008  N/A9.6240
12/31/2009  9.62410.9150
12/31/2010  10.91511.8280
12/31/2011  11.82812.3480
12/31/2012  12.34812.8140
12/31/2013  12.81411.3812
12/31/2014  11.38111.2952
12/31/2015  11.29510.5192
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2007  N/A9.9900
12/31/2008  9.9909.6070
12/31/2009  9.60710.8901
12/31/2010  10.89011.7945
12/31/2011  11.79412.3072
12/31/2012  12.30712.7652
12/31/2013  12.76511.3322
12/31/2014  11.33211.2401
12/31/2015  11.24010.4631
3.10%
12/31/2013  N/A11.2830
12/31/2014  11.28311.1860
12/31/2015  11.18610.4070
3.15%
12/31/2008  N/A9.5720
12/31/2009  9.57210.8391
12/31/2010  10.83911.7271
12/31/2011  11.72712.2251
12/31/2012  12.22512.6671
12/31/2013  12.66711.2340
12/31/2014  11.23411.1323
12/31/2015  11.13210.3523
3.20%
12/31/2013  N/A15.1880
12/31/2014  15.18815.0430
12/31/2015  15.04313.9820
3.25%
12/31/2013  N/A15.0980
12/31/2014  15.09814.9460
12/31/2015  14.94613.8840
3.30%
12/31/2009  N/A10.7630
12/31/2010  10.76311.6285
12/31/2011  11.62812.1030
12/31/2012  12.10312.5220
12/31/2013  12.52211.0880
12/31/2014  11.08810.9710
12/31/2015  10.97110.1870
3.40%
12/31/2013  N/A14.8281
12/31/2014  14.82814.6572
12/31/2015  14.65713.5960
3.45%
12/31/2013  N/A14.7400
12/31/2014  14.74014.5620
12/31/2015  14.56213.5010
3.55%
12/31/2013  N/A14.5640
12/31/2014  14.56414.3741
12/31/2015  14.37413.3131
PIMCO VIT Global Dividend Portfolio
1.65%
12/31/2010  N/A10.2742
12/31/2011  10.2749.630111
12/31/2012  9.63010.397107
12/31/2013  10.39712.18986
12/31/2014  12.18912.09874
12/31/2015  12.09810.82731

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2010  N/A10.2730
12/31/2011  10.2739.62436
12/31/2012  9.62410.38541
12/31/2013  10.38512.17046
12/31/2014  12.17012.07338
12/31/2015  12.07310.79936
1.75%
12/31/2010  N/A10.2720
12/31/2011  10.2729.6181
12/31/2012  9.61810.3741
12/31/2013  10.37412.1501
12/31/2014  12.15012.0480
12/31/2015  12.04810.7710
1.80%
12/31/2010  N/A10.2712
12/31/2011  10.2719.61261
12/31/2012  9.61210.36260
12/31/2013  10.36212.13146
12/31/2014  12.13112.02250
12/31/2015  12.02210.74340
1.90%
12/31/2010  N/A10.2690
12/31/2011  10.2699.6018
12/31/2012  9.60110.3398
12/31/2013  10.33912.0927
12/31/2014  12.09211.97223
12/31/2015  11.97210.6874
1.95%
12/31/2010  N/A10.2680
12/31/2011  10.2689.59573
12/31/2012  9.59510.32857
12/31/2013  10.32812.07244
12/31/2014  12.07211.94641
12/31/2015  11.94610.65937
2.05%
12/31/2010  N/A10.2660
12/31/2011  10.2669.58318
12/31/2012  9.58310.30518
12/31/2013  10.30512.03415
12/31/2014  12.03411.89615
12/31/2015  11.89610.60412
2.10%
12/31/2010  N/A10.2640
12/31/2011  10.2649.577101
12/31/2012  9.57710.29490
12/31/2013  10.29412.01476
12/31/2014  12.01411.87134
12/31/2015  11.87110.57629
2.15%
12/31/2010  N/A10.2630
12/31/2011  10.2639.5721
12/31/2012  9.57210.2821
12/31/2013  10.28211.9951
12/31/2014  11.99511.8461
12/31/2015  11.84610.5491
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2010  N/A10.2620
12/31/2011  10.2629.56621
12/31/2012  9.56610.27118
12/31/2013  10.27111.97617
12/31/2014  11.97611.8219
12/31/2015  11.82110.5216
2.25%
12/31/2010  N/A10.2610
12/31/2011  10.2619.56035
12/31/2012  9.56010.25930
12/31/2013  10.25911.95725
12/31/2014  11.95711.79614
12/31/2015  11.79610.49412
2.30%
12/31/2010  N/A10.2600
12/31/2011  10.2609.55411
12/31/2012  9.55410.24810
12/31/2013  10.24811.9376
12/31/2014  11.93711.7726
12/31/2015  11.77210.4675
2.35%
12/31/2010  N/A10.2590
12/31/2011  10.2599.54944
12/31/2012  9.54910.23739
12/31/2013  10.23711.91833
12/31/2014  11.91811.74719
12/31/2015  11.74710.43916
2.40%
12/31/2010  N/A10.2580
12/31/2011  10.2589.5439
12/31/2012  9.54310.2258
12/31/2013  10.22511.8998
12/31/2014  11.89911.7225
12/31/2015  11.72210.4123
2.45%
12/31/2010  N/A10.2570
12/31/2011  10.2579.53711
12/31/2012  9.53710.21411
12/31/2013  10.21411.88010
12/31/2014  11.88011.6979
12/31/2015  11.69710.3859
2.50%
12/31/2010  N/A10.2560
12/31/2011  10.2569.53114
12/31/2012  9.53110.20315
12/31/2013  10.20311.86112
12/31/2014  11.86111.6734
12/31/2015  11.67310.3582
2.55%
12/31/2010  N/A10.2550
12/31/2011  10.2559.5256
12/31/2012  9.52510.1926
12/31/2013  10.19211.8423
12/31/2014  11.84211.6481
12/31/2015  11.64810.3311

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2010  N/A10.2540
12/31/2011  10.2549.52025
12/31/2012  9.52010.18025
12/31/2013  10.18011.82329
12/31/2014  11.82311.62461
12/31/2015  11.62410.30445
2.65%
12/31/2010  N/A10.2530
12/31/2011  10.2539.5149
12/31/2012  9.51410.1698
12/31/2013  10.16911.8047
12/31/2014  11.80411.5991
12/31/2015  11.59910.2770
2.70%
12/31/2010  N/A10.2510
12/31/2011  10.2519.5086
12/31/2012  9.50810.1586
12/31/2013  10.15811.7856
12/31/2014  11.78511.5750
12/31/2015  11.57510.2510
2.75%
12/31/2010  N/A10.2500
12/31/2011  10.2509.5029
12/31/2012  9.50210.1468
12/31/2013  10.14611.7589
12/31/2014  11.75811.54316
12/31/2015  11.54310.21716
2.80%
12/31/2010  N/A10.2490
12/31/2011  10.2499.4974
12/31/2012  9.49710.1354
12/31/2013  10.13511.7473
12/31/2014  11.74711.5262
12/31/2015  11.52610.1971
2.85%
12/31/2010  N/A10.2480
12/31/2011  10.2489.4910
12/31/2012  9.49110.1240
12/31/2013  10.12411.7152
12/31/2014  11.71511.4899
12/31/2015  11.48910.15910
2.90%
12/31/2010  N/A10.2470
12/31/2011  10.2479.48511
12/31/2012  9.48510.11310
12/31/2013  10.11311.6949
12/31/2014  11.69411.46211
12/31/2015  11.46210.13012
2.95%
12/31/2013  N/A11.6720
12/31/2014  11.67211.4350
12/31/2015  11.43510.1020
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.00%
12/31/2010  N/A10.2450
12/31/2011  10.2459.4744
12/31/2012  9.47410.0904
12/31/2013  10.09011.6514
12/31/2014  11.65111.4098
12/31/2015  11.40910.0737
3.05%
12/31/2010  N/A10.2440
12/31/2011  10.2449.4680
12/31/2012  9.46810.0790
12/31/2013  10.07911.4691
12/31/2014  11.46911.2253
12/31/2015  11.2259.9063
3.10%
12/31/2013  N/A11.4481
12/31/2014  11.44811.1992
12/31/2015  11.1999.8782
3.15%
12/31/2010  N/A10.2420
12/31/2011  10.2429.4570
12/31/2012  9.45710.0570
12/31/2013  10.05711.4270
12/31/2014  11.42711.1726
12/31/2015  11.1729.8505
3.20%
12/31/2013  N/A11.4050
12/31/2014  11.40511.1460
12/31/2015  11.1469.8220
3.25%
12/31/2013  N/A11.3842
12/31/2014  11.38411.1204
12/31/2015  11.1209.7934
3.30%
12/31/2013  N/A11.3630
12/31/2014  11.36311.0932
12/31/2015  11.0939.7651
3.40%
12/31/2013  N/A11.3200
12/31/2014  11.32011.0411
12/31/2015  11.0419.7100
3.45%
12/31/2013  N/A11.2990
12/31/2014  11.29911.0150
12/31/2015  11.0159.6820
3.55%
12/31/2013  N/A11.2570
12/31/2014  11.25710.9630
12/31/2015  10.9639.6260
PIMCO VIT Global Multi-Asset Managed Allocation Portfolio
1.65%
12/31/2009  N/A10.0065
12/31/2010  10.00610.960398
12/31/2011  10.96010.594675
12/31/2012  10.59411.344686
12/31/2013  11.34410.280536
12/31/2014  10.28010.587390
12/31/2015  10.58710.399340

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.70%
12/31/2009  N/A10.00517
12/31/2010  10.00510.953136
12/31/2011  10.95310.582386
12/31/2012  10.58211.326474
12/31/2013  11.32610.259494
12/31/2014  10.25910.560424
12/31/2015  10.56010.367391
1.75%
12/31/2009  N/A10.0040
12/31/2010  10.00410.9477
12/31/2011  10.94710.57118
12/31/2012  10.57111.30819
12/31/2013  11.30810.23721
12/31/2014  10.23710.53311
12/31/2015  10.53310.33511
1.80%
12/31/2009  N/A10.0030
12/31/2010  10.00310.94014
12/31/2011  10.94010.55914
12/31/2012  10.55911.29013
12/31/2013  11.29010.21614
12/31/2014  10.21610.5050
12/31/2015  10.50510.3030
1.90%
12/31/2009  N/A10.0013
12/31/2010  10.00110.927105
12/31/2011  10.92710.536145
12/31/2012  10.53611.254333
12/31/2013  11.25410.173311
12/31/2014  10.17310.451117
12/31/2015  10.45110.23995
1.95%
12/31/2009  N/A10.00012
12/31/2010  10.00010.92195
12/31/2011  10.92110.524352
12/31/2012  10.52411.236376
12/31/2013  11.23610.152240
12/31/2014  10.15210.424208
12/31/2015  10.42410.208201
2.05%
12/31/2009  N/A9.9980
12/31/2010  9.99810.9089
12/31/2011  10.90810.50115
12/31/2012  10.50111.20015
12/31/2013  11.20010.10916
12/31/2014  10.10910.37017
12/31/2015  10.37010.14516
2.10%
12/31/2009  N/A9.9970
12/31/2010  9.99710.9010
12/31/2011  10.90110.4902
12/31/2012  10.49011.1826
12/31/2013  11.18210.0883
12/31/2014  10.08810.3430
12/31/2015  10.34310.1130
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.15%
12/31/2009  N/A9.9960
12/31/2010  9.99610.8950
12/31/2011  10.89510.4782
12/31/2012  10.47811.1642
12/31/2013  11.16410.0673
12/31/2014  10.06710.3163
12/31/2015  10.31610.0820
2.20%
12/31/2009  N/A9.9950
12/31/2010  9.99510.8880
12/31/2011  10.88810.4670
12/31/2012  10.46711.1460
12/31/2013  11.14610.0466
12/31/2014  10.04610.2895
12/31/2015  10.28910.0510
2.25%
12/31/2009  N/A9.9940
12/31/2010  9.99410.8822
12/31/2011  10.88210.4554
12/31/2012  10.45511.1294
12/31/2013  11.12910.0250
12/31/2014  10.02510.2620
12/31/2015  10.26210.0200
2.30%
12/31/2009  N/A9.9930
12/31/2010  9.99310.8750
12/31/2011  10.87510.4440
12/31/2012  10.44411.1110
12/31/2013  11.11110.0040
12/31/2014  10.00410.2360
12/31/2015  10.2369.9890
2.35%
12/31/2009  N/A9.9920
12/31/2010  9.99210.8690
12/31/2011  10.86910.4332
12/31/2012  10.43311.0930
12/31/2013  11.0939.9834
12/31/2014  9.98310.2094
12/31/2015  10.2099.9585
2.40%
12/31/2009  N/A9.9910
12/31/2010  9.99110.8622
12/31/2011  10.86210.42111
12/31/2012  10.42111.07513
12/31/2013  11.0759.96212
12/31/2014  9.96210.1835
12/31/2015  10.1839.9272
2.45%
12/31/2009  N/A9.9900
12/31/2010  9.99010.8560
12/31/2011  10.85610.4100
12/31/2012  10.41011.0580
12/31/2013  11.0589.9410
12/31/2014  9.94110.1561
12/31/2015  10.1569.8961

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2009  N/A9.9890
12/31/2010  9.98910.8490
12/31/2011  10.84910.39815
12/31/2012  10.39811.04019
12/31/2013  11.0409.9209
12/31/2014  9.92010.1305
12/31/2015  10.1309.8660
2.55%
12/31/2009  N/A9.9890
12/31/2010  9.98910.8430
12/31/2011  10.84310.3874
12/31/2012  10.38711.0224
12/31/2013  11.0229.9005
12/31/2014  9.90010.1044
12/31/2015  10.1049.8350
2.60%
12/31/2009  N/A9.9880
12/31/2010  9.98810.8362
12/31/2011  10.83610.3763
12/31/2012  10.37611.0053
12/31/2013  11.0059.8792
12/31/2014  9.87910.0782
12/31/2015  10.0789.8050
2.65%
12/31/2009  N/A9.9870
12/31/2010  9.98710.8301
12/31/2011  10.83010.36414
12/31/2012  10.36410.9879
12/31/2013  10.9879.85810
12/31/2014  9.85810.0511
12/31/2015  10.0519.7750
2.70%
12/31/2009  N/A9.9863
12/31/2010  9.98610.8233
12/31/2011  10.82310.3533
12/31/2012  10.35310.9703
12/31/2013  10.9709.8373
12/31/2014  9.83710.0253
12/31/2015  10.0259.7443
2.75%
12/31/2009  N/A9.9853
12/31/2010  9.98510.8175
12/31/2011  10.81710.3425
12/31/2012  10.34210.9524
12/31/2013  10.9529.8171
12/31/2014  9.8179.9991
12/31/2015  9.9999.7141
2.80%
12/31/2009  N/A9.9840
12/31/2010  9.98410.8104
12/31/2011  10.81010.33011
12/31/2012  10.33010.9359
12/31/2013  10.9359.7960
12/31/2014  9.7969.9730
12/31/2015  9.9739.6840
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2009  N/A9.9830
12/31/2010  9.98310.8045
12/31/2011  10.80410.3198
12/31/2012  10.31910.9174
12/31/2013  10.9179.7764
12/31/2014  9.7769.9482
12/31/2015  9.9489.6540
2.90%
12/31/2009  N/A9.9825
12/31/2010  9.98210.7981
12/31/2011  10.79810.30811
12/31/2012  10.30810.90010
12/31/2013  10.9009.75511
12/31/2014  9.7559.9229
12/31/2015  9.9229.6240
2.95%
12/31/2013  N/A9.7350
12/31/2014  9.7359.8960
12/31/2015  9.8969.5950
3.00%
12/31/2009  N/A9.9800
12/31/2010  9.98010.7850
12/31/2011  10.78510.2855
12/31/2012  10.28510.8657
12/31/2013  10.8659.7147
12/31/2014  9.7149.8704
12/31/2015  9.8709.5650
3.05%
12/31/2009  N/A9.9790
12/31/2010  9.97910.7780
12/31/2011  10.77810.27411
12/31/2012  10.27410.84817
12/31/2013  10.8489.69418
12/31/2014  9.6949.8457
12/31/2015  9.8459.5350
3.10%
12/31/2013  N/A9.6740
12/31/2014  9.6749.8190
12/31/2015  9.8199.5060
3.15%
12/31/2009  N/A9.9770
12/31/2010  9.97710.7650
12/31/2011  10.76510.2512
12/31/2012  10.25110.8132
12/31/2013  10.8139.6532
12/31/2014  9.6539.7941
12/31/2015  9.7949.4760
3.20%
12/31/2013  N/A11.2490
12/31/2014  11.24911.4060
12/31/2015  11.40611.0310
3.25%
12/31/2013  N/A11.2220
12/31/2014  11.22211.3740
12/31/2015  11.37410.9940

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A9.9740
12/31/2010  9.97410.7460
12/31/2011  10.74610.2183
12/31/2012  10.21810.7614
12/31/2013  10.7619.5930
12/31/2014  9.5939.7180
12/31/2015  9.7189.3890
3.40%
12/31/2013  N/A11.1430
12/31/2014  11.14311.2761
12/31/2015  11.27610.8840
3.45%
12/31/2013  N/A11.1160
12/31/2014  11.11611.2440
12/31/2015  11.24410.8470
3.55%
12/31/2013  N/A11.0644
12/31/2014  11.06411.1803
12/31/2015  11.18010.7740
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio
1.65%
12/31/2012  N/A10.22053
12/31/2013  10.2209.43877
12/31/2014  9.4389.73650
12/31/2015  9.7369.47662
1.70%
12/31/2012  N/A10.21634
12/31/2013  10.2169.43095
12/31/2014  9.4309.72365
12/31/2015  9.7239.45859
1.75%
12/31/2012  N/A10.2130
12/31/2013  10.2139.4220
12/31/2014  9.4229.71015
12/31/2015  9.7109.44122
1.90%
12/31/2012  N/A10.20257
12/31/2013  10.2029.39897
12/31/2014  9.3989.67152
12/31/2015  9.6719.38949
1.95%
12/31/2012  N/A10.1999
12/31/2013  10.1999.3902
12/31/2014  9.3909.6590
12/31/2015  9.6599.3720
2.05%
12/31/2012  N/A10.1921
12/31/2013  10.1929.3751
12/31/2014  9.3759.6331
12/31/2015  9.6339.3371

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
PIMCO VIT High Yield Portfolio
1.65%
12/31/2007  N/A14.0170
12/31/2008  14.01710.5410
12/31/2009  10.54114.5614
12/31/2010  14.56116.40152
12/31/2011  16.40116.675120
12/31/2012  16.67518.751251
12/31/2013  18.75119.504277
12/31/2014  19.50419.827263
12/31/2015  19.82719.182250
1.70%
12/31/2007  N/A13.9621
12/31/2008  13.96210.4940
12/31/2009  10.49414.48925
12/31/2010  14.48916.31131
12/31/2011  16.31116.576142
12/31/2012  16.57618.630372
12/31/2013  18.63019.368538
12/31/2014  19.36819.680569
12/31/2015  19.68019.030561
1.75%
12/31/2009  N/A13.8841
12/31/2010  13.88415.6226
12/31/2011  15.62215.8688
12/31/2012  15.86817.8259
12/31/2013  17.82518.5229
12/31/2014  18.52218.81113
12/31/2015  18.81118.1809
1.80%
12/31/2008  N/A10.40112
12/31/2009  10.40114.34619
12/31/2010  14.34616.13425
12/31/2011  16.13416.38027
12/31/2012  16.38018.39144
12/31/2013  18.39119.10049
12/31/2014  19.10019.38845
12/31/2015  19.38818.72934
1.90%
12/31/2007  N/A13.6280
12/31/2008  13.62810.2232
12/31/2009  10.22314.0864
12/31/2010  14.08615.82617
12/31/2011  15.82616.05151
12/31/2012  16.05118.004123
12/31/2013  18.00418.679134
12/31/2014  18.67918.942119
12/31/2015  18.94218.280116
1.95%
12/31/2007  N/A13.6880
12/31/2008  13.68810.2631
12/31/2009  10.26314.13432
12/31/2010  14.13415.87234
12/31/2011  15.87216.08977
12/31/2012  16.08918.038176
12/31/2013  18.03818.706208
12/31/2014  18.70618.959204
12/31/2015  18.95918.287184

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.05%
12/31/2008  N/A10.1721
12/31/2009  10.17213.9954
12/31/2010  13.99515.6994
12/31/2011  15.69915.8994
12/31/2012  15.89917.80625
12/31/2013  17.80618.44727
12/31/2014  18.44718.67828
12/31/2015  18.67817.99827
2.10%
12/31/2007  N/A13.5260
12/31/2008  13.52610.1261
12/31/2009  10.12613.92519
12/31/2010  13.92515.61426
12/31/2011  15.61415.80428
12/31/2012  15.80417.69230
12/31/2013  17.69218.31938
12/31/2014  18.31918.53938
12/31/2015  18.53917.85545
2.15%
12/31/2008  N/A10.0810
12/31/2009  10.08113.8570
12/31/2010  13.85715.5290
12/31/2011  15.52915.7102
12/31/2012  15.71017.5782
12/31/2013  17.57818.1922
12/31/2014  18.19218.4012
12/31/2015  18.40117.7142
2.20%
12/31/2008  N/A9.9820
12/31/2009  9.98213.7131
12/31/2010  13.71315.3603
12/31/2011  15.36015.5324
12/31/2012  15.53217.3696
12/31/2013  17.36917.9673
12/31/2014  17.96718.1655
12/31/2015  18.16517.4785
2.25%
12/31/2007  N/A13.3660
12/31/2008  13.3669.9922
12/31/2009  9.99213.7203
12/31/2010  13.72015.3604
12/31/2011  15.36015.52410
12/31/2012  15.52417.35211
12/31/2013  17.35217.9404
12/31/2014  17.94018.1294
12/31/2015  18.12917.4344
2.30%
12/31/2008  N/A9.9033
12/31/2009  9.90313.5915
12/31/2010  13.59115.2088
12/31/2011  15.20815.3636
12/31/2012  15.36317.1635
12/31/2013  17.16317.7366
12/31/2014  17.73617.9147
12/31/2015  17.91417.2187
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.35%
12/31/2007  N/A13.2610
12/31/2008  13.2619.9034
12/31/2009  9.90313.5848
12/31/2010  13.58415.19312
12/31/2011  15.19315.34010
12/31/2012  15.34017.12910
12/31/2013  17.12917.6928
12/31/2014  17.69217.8609
12/31/2015  17.86017.1588
2.40%
12/31/2007  N/A13.2090
12/31/2008  13.2099.8590
12/31/2009  9.85913.51717
12/31/2010  13.51715.1107
12/31/2011  15.11015.2494
12/31/2012  15.24917.0197
12/31/2013  17.01917.5693
12/31/2014  17.56917.7270
12/31/2015  17.72717.0220
2.45%
12/31/2008  N/A9.8150
12/31/2009  9.81513.4508
12/31/2010  13.45015.0289
12/31/2011  15.02815.1589
12/31/2012  15.15816.90910
12/31/2013  16.90917.44711
12/31/2014  17.44717.59612
12/31/2015  17.59616.88713
2.50%
12/31/2007  N/A13.1040
12/31/2008  13.1049.7712
12/31/2009  9.77113.38314
12/31/2010  13.38314.9466
12/31/2011  14.94615.0689
12/31/2012  15.06816.80011
12/31/2013  16.80017.3266
12/31/2014  17.32617.4657
12/31/2015  17.46516.7537
2.55%
12/31/2007  N/A13.0530
12/31/2008  13.0539.7280
12/31/2009  9.72813.3171
12/31/2010  13.31714.8650
12/31/2011  14.86514.9790
12/31/2012  14.97916.6920
12/31/2013  16.69217.2060
12/31/2014  17.20617.3350
12/31/2015  17.33516.6200
2.60%
12/31/2007  N/A12.9800
12/31/2008  12.9809.6693
12/31/2009  9.66913.2308
12/31/2010  13.23014.76110
12/31/2011  14.76114.86610
12/31/2012  14.86616.55810
12/31/2013  16.55817.0608
12/31/2014  17.06017.1798
12/31/2015  17.17916.4638

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.65%
12/31/2007  N/A12.9500
12/31/2008  12.9509.6411
12/31/2009  9.64113.18619
12/31/2010  13.18614.70314
12/31/2011  14.70314.8014
12/31/2012  14.80116.47719
12/31/2013  16.47716.96814
12/31/2014  16.96817.0783
12/31/2015  17.07816.3583
2.70%
12/31/2008  N/A9.5990
12/31/2009  9.59913.1201
12/31/2010  13.12014.6231
12/31/2011  14.62314.7138
12/31/2012  14.71316.37111
12/31/2013  16.37116.8501
12/31/2014  16.85016.9510
12/31/2015  16.95116.2280
2.75%
12/31/2007  N/A12.8460
12/31/2008  12.8469.5551
12/31/2009  9.55513.0548
12/31/2010  13.05414.5427
12/31/2011  14.54214.62410
12/31/2012  14.62416.26413
12/31/2013  16.26416.73110
12/31/2014  16.73116.8236
12/31/2015  16.82316.0976
2.80%
12/31/2007  N/A12.7970
12/31/2008  12.7979.5130
12/31/2009  9.51312.9915
12/31/2010  12.99114.4641
12/31/2011  14.46414.5391
12/31/2012  14.53916.16111
12/31/2013  16.16116.6175
12/31/2014  16.61716.7001
12/31/2015  16.70015.9721
2.85%
12/31/2008  N/A9.4710
12/31/2009  9.47112.9279
12/31/2010  12.92714.3856
12/31/2011  14.38514.4527
12/31/2012  14.45216.0576
12/31/2013  16.05716.5027
12/31/2014  16.50216.5761
12/31/2015  16.57615.8451
2.90%
12/31/2007  N/A12.7130
12/31/2008  12.7139.4291
12/31/2009  9.42912.8636
12/31/2010  12.86314.3072
12/31/2011  14.30714.3663
12/31/2012  14.36615.9533
12/31/2013  15.95316.3874
12/31/2014  16.38716.4525
12/31/2015  16.45215.7195
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.95%
12/31/2013  N/A16.2740
12/31/2014  16.27416.3300
12/31/2015  16.33015.5950
3.00%
12/31/2008  N/A9.3450
12/31/2009  9.34512.7364
12/31/2010  12.73614.1521
12/31/2011  14.15214.1961
12/31/2012  14.19615.7481
12/31/2013  15.74816.1614
12/31/2014  16.16116.2094
12/31/2015  16.20915.4712
3.05%
12/31/2007  N/A12.5810
12/31/2008  12.5819.3290
12/31/2009  9.32912.70810
12/31/2010  12.70814.1141
12/31/2011  14.11414.1511
12/31/2012  14.15115.6911
12/31/2013  15.69116.0481
12/31/2014  16.04816.0881
12/31/2015  16.08815.3481
3.10%
12/31/2013  N/A15.93711
12/31/2014  15.93715.96814
12/31/2015  15.96815.22613
3.15%
12/31/2008  N/A9.2210
12/31/2009  9.22112.5472
12/31/2010  12.54713.9221
12/31/2011  13.92213.9451
12/31/2012  13.94515.4461
12/31/2013  15.44615.8260
12/31/2014  15.82615.8500
12/31/2015  15.85015.1060
3.20%
12/31/2013  N/A15.4780
12/31/2014  15.47815.4920
12/31/2015  15.49214.7580
3.25%
12/31/2013  N/A15.3560
12/31/2014  15.35615.3645
12/31/2015  15.36414.6284
3.30%
12/31/2009  N/A12.4273
12/31/2010  12.42713.7670
12/31/2011  13.76713.7690
12/31/2012  13.76915.2280
12/31/2013  15.22815.5800
12/31/2014  15.58015.5800
12/31/2015  15.58014.8260
3.40%
12/31/2013  N/A14.9991
12/31/2014  14.99914.9842
12/31/2015  14.98414.2440

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A14.8820
12/31/2014  14.88214.8590
12/31/2015  14.85914.1190
3.55%
12/31/2013  N/A14.6500
12/31/2014  14.65014.6130
12/31/2015  14.61313.8710
PIMCO VIT Real Return Portfolio
1.65%
12/31/2007  N/A12.1810
12/31/2008  12.18111.1366
12/31/2009  11.13612.96815
12/31/2010  12.96813.791182
12/31/2011  13.79115.150199
12/31/2012  15.15016.206299
12/31/2013  16.20614.472271
12/31/2014  14.47214.676251
12/31/2015  14.67614.045225
1.70%
12/31/2007  N/A12.1530
12/31/2008  12.15311.1046
12/31/2009  11.10412.92528
12/31/2010  12.92513.73853
12/31/2011  13.73815.085139
12/31/2012  15.08516.128240
12/31/2013  16.12814.395301
12/31/2014  14.39514.591300
12/31/2015  14.59113.957318
1.75%
12/31/2009  N/A12.8720
12/31/2010  12.87213.6744
12/31/2011  13.67415.0075
12/31/2012  15.00716.0376
12/31/2013  16.03714.3078
12/31/2014  14.30714.4948
12/31/2015  14.49413.8578
1.80%
12/31/2008  N/A11.0428
12/31/2009  11.04212.83919
12/31/2010  12.83913.63344
12/31/2011  13.63314.95443
12/31/2012  14.95415.97342
12/31/2013  15.97314.24248
12/31/2014  14.24214.42132
12/31/2015  14.42113.78129
1.90%
12/31/2007  N/A11.9890
12/31/2008  11.98910.93316
12/31/2009  10.93312.70021
12/31/2010  12.70013.47292
12/31/2011  13.47214.763186
12/31/2012  14.76315.752216
12/31/2013  15.75214.031134
12/31/2014  14.03114.194131
12/31/2015  14.19413.550128
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.95%
12/31/2007  N/A12.0110
12/31/2008  12.01110.9481
12/31/2009  10.94812.71122
12/31/2010  12.71113.47745
12/31/2011  13.47714.76194
12/31/2012  14.76115.743154
12/31/2013  15.74314.015162
12/31/2014  14.01514.171141
12/31/2015  14.17113.521122
2.05%
12/31/2008  N/A10.8861
12/31/2009  10.88612.6273
12/31/2010  12.62713.3745
12/31/2011  13.37414.63310
12/31/2012  14.63315.59112
12/31/2013  15.59113.86712
12/31/2014  13.86714.00612
12/31/2015  14.00613.35111
2.10%
12/31/2007  N/A11.9270
12/31/2008  11.92710.85521
12/31/2009  10.85512.58542
12/31/2010  12.58513.32251
12/31/2011  13.32214.57051
12/31/2012  14.57015.51650
12/31/2013  15.51613.79351
12/31/2014  13.79313.92536
12/31/2015  13.92513.26631
2.15%
12/31/2008  N/A10.8240
12/31/2009  10.82412.5433
12/31/2010  12.54313.2711
12/31/2011  13.27114.5071
12/31/2012  14.50715.4412
12/31/2013  15.44113.7192
12/31/2014  13.71913.8441
12/31/2015  13.84413.1831
2.20%
12/31/2008  N/A10.7482
12/31/2009  10.74812.4485
12/31/2010  12.44813.1655
12/31/2011  13.16514.3834
12/31/2012  14.38315.3016
12/31/2013  15.30113.5899
12/31/2014  13.58913.7057
12/31/2015  13.70513.0442
2.25%
12/31/2007  N/A11.8440
12/31/2008  11.84410.7633
12/31/2009  10.76312.4596
12/31/2010  12.45913.1707
12/31/2011  13.17014.38213
12/31/2012  14.38215.29220
12/31/2013  15.29213.5739
12/31/2014  13.57313.6839
12/31/2015  13.68313.0168

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.30%
12/31/2008  N/A10.7328
12/31/2009  10.73212.4186
12/31/2010  12.41813.1196
12/31/2011  13.11914.3196
12/31/2012  14.31915.2185
12/31/2013  15.21813.5016
12/31/2014  13.50113.6036
12/31/2015  13.60312.9345
2.35%
12/31/2007  N/A11.7890
12/31/2008  11.78910.7027
12/31/2009  10.70212.37623
12/31/2010  12.37613.06937
12/31/2011  13.06914.25746
12/31/2012  14.25715.14547
12/31/2013  15.14513.42923
12/31/2014  13.42913.52415
12/31/2015  13.52412.85211
2.40%
12/31/2007  N/A11.7610
12/31/2008  11.76110.67210
12/31/2009  10.67212.33527
12/31/2010  12.33513.01926
12/31/2011  13.01914.19617
12/31/2012  14.19615.07115
12/31/2013  15.07113.35819
12/31/2014  13.35813.4454
12/31/2015  13.44512.7714
2.45%
12/31/2008  N/A10.6411
12/31/2009  10.64112.2942
12/31/2010  12.29412.9693
12/31/2011  12.96914.1343
12/31/2012  14.13414.9993
12/31/2013  14.99913.2872
12/31/2014  13.28713.3672
12/31/2015  13.36712.6903
2.50%
12/31/2007  N/A11.7060
12/31/2008  11.70610.6118
12/31/2009  10.61112.25322
12/31/2010  12.25312.92010
12/31/2011  12.92014.0739
12/31/2012  14.07314.9269
12/31/2013  14.92613.2169
12/31/2014  13.21613.2895
12/31/2015  13.28912.6104
2.55%
12/31/2007  N/A11.6790
12/31/2008  11.67910.5811
12/31/2009  10.58112.2123
12/31/2010  12.21212.8703
12/31/2011  12.87014.0123
12/31/2012  14.01214.8543
12/31/2013  14.85413.1451
12/31/2014  13.14513.2120
12/31/2015  13.21212.5310
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.60%
12/31/2007  N/A11.6030
12/31/2008  11.60310.50713
12/31/2009  10.50712.12017
12/31/2010  12.12012.76743
12/31/2011  12.76713.89340
12/31/2012  13.89314.72021
12/31/2013  14.72013.02030
12/31/2014  13.02013.07932
12/31/2015  13.07912.39930
2.65%
12/31/2007  N/A11.6250
12/31/2008  11.62510.5213
12/31/2009  10.52112.13117
12/31/2010  12.13112.77217
12/31/2011  12.77213.89114
12/31/2012  13.89114.71113
12/31/2013  14.71113.00615
12/31/2014  13.00613.0589
12/31/2015  13.05812.3739
2.70%
12/31/2008  N/A10.4911
12/31/2009  10.49112.0903
12/31/2010  12.09012.7232
12/31/2011  12.72313.8312
12/31/2012  13.83114.6402
12/31/2013  14.64012.9363
12/31/2014  12.93612.9823
12/31/2015  12.98212.2943
2.75%
12/31/2007  N/A11.5220
12/31/2008  11.52210.4187
12/31/2009  10.41811.99923
12/31/2010  11.99912.62124
12/31/2011  12.62113.71317
12/31/2012  13.71314.50815
12/31/2013  14.50812.8138
12/31/2014  12.81312.8529
12/31/2015  12.85212.1659
2.80%
12/31/2007  N/A11.5430
12/31/2008  11.54310.4326
12/31/2009  10.43212.01012
12/31/2010  12.01012.62512
12/31/2011  12.62513.71212
12/31/2012  13.71214.49910
12/31/2013  14.49912.79910
12/31/2014  12.79912.83110
12/31/2015  12.83112.1409
2.85%
12/31/2008  N/A10.4030
12/31/2009  10.40311.9709
12/31/2010  11.97012.57713
12/31/2011  12.57713.65213
12/31/2012  13.65214.42912
12/31/2013  14.42912.73113
12/31/2014  12.73112.75710
12/31/2015  12.75712.06311

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.90%
12/31/2007  N/A11.4410
12/31/2008  11.44110.3292
12/31/2009  10.32911.8803
12/31/2010  11.88012.4767
12/31/2011  12.47613.5364
12/31/2012  13.53614.2992
12/31/2013  14.29912.6102
12/31/2014  12.61012.6299
12/31/2015  12.62911.9367
2.95%
12/31/2013  N/A12.5960
12/31/2014  12.59612.6080
12/31/2015  12.60811.9110
3.00%
12/31/2008  N/A10.3140
12/31/2009  10.31411.8510
12/31/2010  11.85112.4330
12/31/2011  12.43313.4760
12/31/2012  13.47614.2210
12/31/2013  14.22112.5294
12/31/2014  12.52912.5354
12/31/2015  12.53511.8354
3.05%
12/31/2007  N/A11.3610
12/31/2008  11.36110.2420
12/31/2009  10.24211.7611
12/31/2010  11.76112.3331
12/31/2011  12.33313.3611
12/31/2012  13.36114.0931
12/31/2013  14.09312.4093
12/31/2014  12.40912.4103
12/31/2015  12.41011.7113
3.10%
12/31/2013  N/A12.3950
12/31/2014  12.39512.3892
12/31/2015  12.38911.6862
3.15%
12/31/2008  N/A10.2270
12/31/2009  10.22711.7321
12/31/2010  11.73212.2911
12/31/2011  12.29113.3021
12/31/2012  13.30214.0161
12/31/2013  14.01612.3290
12/31/2014  12.32912.3173
12/31/2015  12.31711.6123
3.20%
12/31/2013  N/A16.3840
12/31/2014  16.38416.3600
12/31/2015  16.36015.4160
3.25%
12/31/2013  N/A16.2671
12/31/2014  16.26716.2351
12/31/2015  16.23515.2911
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.30%
12/31/2009  N/A11.6150
12/31/2010  11.61512.1500
12/31/2011  12.15013.1300
12/31/2012  13.13013.8140
12/31/2013  13.81412.1330
12/31/2014  12.13312.1030
12/31/2015  12.10311.3941
3.40%
12/31/2013  N/A15.9221
12/31/2014  15.92215.8672
12/31/2015  15.86714.9220
3.45%
12/31/2013  N/A15.8090
12/31/2014  15.80915.7460
12/31/2015  15.74614.8010
3.55%
12/31/2013  N/A15.5850
12/31/2014  15.58515.5080
12/31/2015  15.50814.5620
PIMCO VIT Total Return Portfolio
1.65%
12/31/2007  N/A14.6920
12/31/2008  14.69215.14454
12/31/2009  15.14416.993112
12/31/2010  16.99318.071276
12/31/2011  18.07118.418415
12/31/2012  18.41819.855589
12/31/2013  19.85519.147619
12/31/2014  19.14719.640532
12/31/2015  19.64019.406461
1.70%
12/31/2007  N/A14.6342
12/31/2008  14.63415.0775
12/31/2009  15.07716.90949
12/31/2010  16.90917.973107
12/31/2011  17.97318.309313
12/31/2012  18.30919.727595
12/31/2013  19.72719.014469
12/31/2014  19.01419.494463
12/31/2015  19.49419.252434
1.75%
12/31/2009  N/A16.3710
12/31/2010  16.37117.39266
12/31/2011  17.39217.70961
12/31/2012  17.70919.07158
12/31/2013  19.07118.37246
12/31/2014  18.37218.82721
12/31/2015  18.82718.58321
1.80%
12/31/2008  N/A14.94311
12/31/2009  14.94316.742125
12/31/2010  16.74217.77865
12/31/2011  17.77818.092134
12/31/2012  18.09219.474100
12/31/2013  19.47418.75198
12/31/2014  18.75119.205104
12/31/2015  19.20518.94864

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A13.1950
12/31/2008  13.19513.5678
12/31/2009  13.56715.18525
12/31/2010  15.18516.109165
12/31/2011  16.10916.377267
12/31/2012  16.37717.610381
12/31/2013  17.61016.940330
12/31/2014  16.94017.333342
12/31/2015  17.33317.083351
1.95%
12/31/2007  N/A14.3470
12/31/2008  14.34714.7443
12/31/2009  14.74416.49486
12/31/2010  16.49417.489132
12/31/2011  17.48917.771254
12/31/2012  17.77119.100358
12/31/2013  19.10018.364326
12/31/2014  18.36418.780301
12/31/2015  18.78018.500304
2.05%
12/31/2008  N/A14.6134
12/31/2009  14.61316.33110
12/31/2010  16.33117.29918
12/31/2011  17.29917.56127
12/31/2012  17.56118.85431
12/31/2013  18.85418.11027
12/31/2014  18.11018.50228
12/31/2015  18.50218.20825
2.10%
12/31/2007  N/A14.1770
12/31/2008  14.17714.54820
12/31/2009  14.54816.25146
12/31/2010  16.25117.20452
12/31/2011  17.20417.45658
12/31/2012  17.45618.73354
12/31/2013  18.73317.98449
12/31/2014  17.98418.36420
12/31/2015  18.36418.06413
2.15%
12/31/2008  N/A14.4844
12/31/2009  14.48416.1706
12/31/2010  16.17017.1113
12/31/2011  17.11117.3533
12/31/2012  17.35318.6123
12/31/2013  18.61217.8593
12/31/2014  17.85918.2282
12/31/2015  18.22817.9202
2.20%
12/31/2008  N/A13.2488
12/31/2009  13.24814.78320
12/31/2010  14.78315.63521
12/31/2011  15.63515.84815
12/31/2012  15.84816.99016
12/31/2013  16.99016.29411
12/31/2014  16.29416.62215
12/31/2015  16.62216.3349
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A14.0100
12/31/2008  14.01014.35515
12/31/2009  14.35516.01033
12/31/2010  16.01016.92533
12/31/2011  16.92517.14737
12/31/2012  17.14718.37334
12/31/2013  18.37317.61231
12/31/2014  17.61217.95821
12/31/2015  17.95817.63720
2.30%
12/31/2008  N/A13.14310
12/31/2009  13.14314.65121
12/31/2010  14.65115.48018
12/31/2011  15.48015.67518
12/31/2012  15.67516.78814
12/31/2013  16.78816.08414
12/31/2014  16.08416.39214
12/31/2015  16.39216.09111
2.35%
12/31/2007  N/A13.8990
12/31/2008  13.89914.22726
12/31/2009  14.22715.85282
12/31/2010  15.85216.741181
12/31/2011  16.74116.944170
12/31/2012  16.94418.137157
12/31/2013  18.13717.368112
12/31/2014  17.36817.69167
12/31/2015  17.69117.35853
2.40%
12/31/2007  N/A13.8440
12/31/2008  13.84414.1645
12/31/2009  14.16415.77411
12/31/2010  15.77416.65017
12/31/2011  16.65016.84331
12/31/2012  16.84318.02030
12/31/2013  18.02017.24813
12/31/2014  17.24817.56010
12/31/2015  17.56017.2219
2.45%
12/31/2008  N/A14.1015
12/31/2009  14.10115.69634
12/31/2010  15.69616.55927
12/31/2011  16.55916.74328
12/31/2012  16.74317.90428
12/31/2013  17.90417.12810
12/31/2014  17.12817.42910
12/31/2015  17.42917.0848
2.50%
12/31/2007  N/A13.7350
12/31/2008  13.73514.0384
12/31/2009  14.03815.61814
12/31/2010  15.61816.46918
12/31/2011  16.46916.64326
12/31/2012  16.64317.78930
12/31/2013  17.78917.00910
12/31/2014  17.00917.3009
12/31/2015  17.30016.9496

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A13.6810
12/31/2008  13.68113.9760
12/31/2009  13.97615.5415
12/31/2010  15.54116.3796
12/31/2011  16.37916.54411
12/31/2012  16.54417.67410
12/31/2013  17.67416.8918
12/31/2014  16.89117.1719
12/31/2015  17.17116.8144
2.60%
12/31/2007  N/A12.5680
12/31/2008  12.56812.83315
12/31/2009  12.83314.26330
12/31/2010  14.26315.02542
12/31/2011  15.02515.16938
12/31/2012  15.16916.19637
12/31/2013  16.19615.47142
12/31/2014  15.47115.72048
12/31/2015  15.72015.38545
2.65%
12/31/2007  N/A13.5730
12/31/2008  13.57313.8511
12/31/2009  13.85115.38710
12/31/2010  15.38716.20120
12/31/2011  16.20116.34831
12/31/2012  16.34817.44725
12/31/2013  17.44716.65810
12/31/2014  16.65816.9177
12/31/2015  16.91716.5497
2.70%
12/31/2008  N/A13.7901
12/31/2009  13.79015.3113
12/31/2010  15.31116.1133
12/31/2011  16.11316.2518
12/31/2012  16.25117.3358
12/31/2013  17.33516.5428
12/31/2014  16.54216.7916
12/31/2015  16.79116.4176
2.75%
12/31/2007  N/A12.4380
12/31/2008  12.43812.6805
12/31/2009  12.68014.07240
12/31/2010  14.07214.80242
12/31/2011  14.80214.92235
12/31/2012  14.92215.90832
12/31/2013  15.90815.17328
12/31/2014  15.17315.39428
12/31/2015  15.39415.04426
2.80%
12/31/2007  N/A13.4130
12/31/2008  13.41313.6671
12/31/2009  13.66715.16010
12/31/2010  15.16015.93812
12/31/2011  15.93816.05924
12/31/2012  16.05917.11230
12/31/2013  17.11216.31311
12/31/2014  16.31316.5424
12/31/2015  16.54216.1583
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A13.6064
12/31/2009  13.60615.08553
12/31/2010  15.08515.85156
12/31/2011  15.85115.96362
12/31/2012  15.96317.00261
12/31/2013  17.00216.20063
12/31/2014  16.20016.41947
12/31/2015  16.41916.03047
2.90%
12/31/2007  N/A12.3090
12/31/2008  12.30912.5302
12/31/2009  12.53013.88516
12/31/2010  13.88514.58236
12/31/2011  14.58214.67838
12/31/2012  14.67815.62651
12/31/2013  15.62614.88123
12/31/2014  14.88115.07516
12/31/2015  15.07514.71015
2.95%
12/31/2013  N/A15.9760
12/31/2014  15.97616.1760
12/31/2015  16.17615.7760
3.00%
12/31/2008  N/A13.4250
12/31/2009  13.42514.8627
12/31/2010  14.86215.5939
12/31/2011  15.59315.68016
12/31/2012  15.68016.67516
12/31/2013  16.67515.8656
12/31/2014  15.86516.0559
12/31/2015  16.05515.6518
3.05%
12/31/2007  N/A12.1810
12/31/2008  12.18112.3810
12/31/2009  12.38113.69922
12/31/2010  13.69914.36641
12/31/2011  14.36614.43955
12/31/2012  14.43915.34859
12/31/2013  15.34814.59521
12/31/2014  14.59514.76311
12/31/2015  14.76314.3847
3.10%
12/31/2013  N/A15.6469
12/31/2014  15.64615.81811
12/31/2015  15.81815.40410
3.15%
12/31/2008  N/A13.2470
12/31/2009  13.24714.6420
12/31/2010  14.64215.3401
12/31/2011  15.34015.4023
12/31/2012  15.40216.3553
12/31/2013  16.35515.5370
12/31/2014  15.53715.7000
12/31/2015  15.70015.2820

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A15.6400
12/31/2014  15.64015.7960
12/31/2015  15.79615.3680
3.25%
12/31/2013  N/A15.5150
12/31/2014  15.51515.6623
12/31/2015  15.66215.2303
3.30%
12/31/2009  N/A13.3961
12/31/2010  13.39614.0131
12/31/2011  14.01314.0496
12/31/2012  14.04914.8967
12/31/2013  14.89614.1301
12/31/2014  14.13014.2569
12/31/2015  14.25613.8568
3.40%
12/31/2013  N/A15.1470
12/31/2014  15.14715.2674
12/31/2015  15.26714.8235
3.45%
12/31/2013  N/A15.0260
12/31/2014  15.02615.1380
12/31/2015  15.13814.6900
3.55%
12/31/2013  N/A14.7870
12/31/2014  14.78714.8820
12/31/2015  14.88214.4280
PIMCO VIT Unconstrained Bond Portfolio
1.65%
12/31/2011  N/A9.78542
12/31/2012  9.78510.37092
12/31/2013  10.37010.086242
12/31/2014  10.08610.224207
12/31/2015  10.2249.887174
1.70%
12/31/2011  N/A9.77534
12/31/2012  9.77510.354102
12/31/2013  10.35410.066202
12/31/2014  10.06610.198276
12/31/2015  10.1989.857218
1.75%
12/31/2011  N/A9.77920
12/31/2012  9.77910.35323
12/31/2013  10.35310.05923
12/31/2014  10.05910.18623
12/31/2015  10.1869.84022
1.80%
12/31/2011  N/A9.7763
12/31/2012  9.77610.344152
12/31/2013  10.34410.04672
12/31/2014  10.04610.16745
12/31/2015  10.1679.8172
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2011  N/A9.7693
12/31/2012  9.76910.327126
12/31/2013  10.32710.01998
12/31/2014  10.01910.13043
12/31/2015  10.1309.77242
1.95%
12/31/2011  N/A9.76644
12/31/2012  9.76610.318120
12/31/2013  10.31810.006132
12/31/2014  10.00610.111208
12/31/2015  10.1119.749197
2.05%
12/31/2011  N/A9.7592
12/31/2012  9.75910.3012
12/31/2013  10.3019.97923
12/31/2014  9.97910.07419
12/31/2015  10.0749.7032
2.10%
12/31/2011  N/A9.7560
12/31/2012  9.75610.2920
12/31/2013  10.2929.9664
12/31/2014  9.96610.0565
12/31/2015  10.0569.6816
2.15%
12/31/2011  N/A9.7530
12/31/2012  9.75310.2840
12/31/2013  10.2849.9520
12/31/2014  9.95210.0370
12/31/2015  10.0379.6580
2.20%
12/31/2011  N/A9.7490
12/31/2012  9.74910.2750
12/31/2013  10.2759.9390
12/31/2014  9.93910.0190
12/31/2015  10.0199.6350
2.25%
12/31/2011  N/A9.7460
12/31/2012  9.74610.2660
12/31/2013  10.2669.9260
12/31/2014  9.92610.0000
12/31/2015  10.0009.6130
2.30%
12/31/2011  N/A9.7430
12/31/2012  9.74310.2580
12/31/2013  10.2589.9120
12/31/2014  9.9129.9820
12/31/2015  9.9829.5910
2.35%
12/31/2011  N/A9.7401
12/31/2012  9.74010.2494
12/31/2013  10.2499.89923
12/31/2014  9.8999.96423
12/31/2015  9.9649.5683

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.40%
12/31/2011  N/A9.7360
12/31/2012  9.73610.2412
12/31/2013  10.2419.8860
12/31/2014  9.8869.9450
12/31/2015  9.9459.5460
2.45%
12/31/2011  N/A9.7330
12/31/2012  9.73310.2320
12/31/2013  10.2329.8730
12/31/2014  9.8739.9271
12/31/2015  9.9279.5231
2.50%
12/31/2011  N/A9.7300
12/31/2012  9.73010.2230
12/31/2013  10.2239.8592
12/31/2014  9.8599.9092
12/31/2015  9.9099.5010
2.55%
12/31/2011  N/A9.7260
12/31/2012  9.72610.2151
12/31/2013  10.2159.8462
12/31/2014  9.8469.8910
12/31/2015  9.8919.4790
2.60%
12/31/2011  N/A9.7230
12/31/2012  9.72310.2060
12/31/2013  10.2069.8333
12/31/2014  9.8339.8733
12/31/2015  9.8739.4573
2.65%
12/31/2011  N/A9.7200
12/31/2012  9.72010.1982
12/31/2013  10.1989.8200
12/31/2014  9.8209.8540
12/31/2015  9.8549.4350
2.70%
12/31/2011  N/A9.7177
12/31/2012  9.71710.1897
12/31/2013  10.1899.8077
12/31/2014  9.8079.8367
12/31/2015  9.8369.4137
2.75%
12/31/2011  N/A9.7130
12/31/2012  9.71310.1811
12/31/2013  10.1819.7940
12/31/2014  9.7949.8180
12/31/2015  9.8189.3910
2.80%
12/31/2011  N/A9.7100
12/31/2012  9.71010.1724
12/31/2013  10.1729.7810
12/31/2014  9.7819.8000
12/31/2015  9.8009.3690
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2011  N/A9.7070
12/31/2012  9.70710.1640
12/31/2013  10.1649.7680
12/31/2014  9.7689.7820
12/31/2015  9.7829.3470
2.90%
12/31/2011  N/A9.7080
12/31/2012  9.70810.1600
12/31/2013  10.1609.7550
12/31/2014  9.7559.7641
12/31/2015  9.7649.3251
2.95%
12/31/2013  N/A9.7420
12/31/2014  9.7429.7470
12/31/2015  9.7479.3040
3.00%
12/31/2011  N/A9.6970
12/31/2012  9.69710.1380
12/31/2013  10.1389.7280
12/31/2014  9.7289.7280
12/31/2015  9.7289.2820
3.05%
12/31/2011  N/A9.6940
12/31/2012  9.69410.1300
12/31/2013  10.1309.7150
12/31/2014  9.7159.7112
12/31/2015  9.7119.2602
3.10%
12/31/2013  N/A9.7030
12/31/2014  9.7039.6930
12/31/2015  9.6939.2380
3.15%
12/31/2011  N/A9.6870
12/31/2012  9.68710.1130
12/31/2013  10.1139.6890
12/31/2014  9.6899.6750
12/31/2015  9.6759.2170
3.20%
12/31/2013  N/A9.6720
12/31/2014  9.6729.6520
12/31/2015  9.6529.1910
3.25%
12/31/2013  N/A9.6590
12/31/2014  9.6599.6350
12/31/2015  9.6359.1690
3.30%
12/31/2011  N/A9.6730
12/31/2012  9.67310.0830
12/31/2013  10.0839.6460
12/31/2014  9.6469.6170
12/31/2015  9.6179.1480
3.40%
12/31/2013  N/A9.6200
12/31/2014  9.6209.5810
12/31/2015  9.5819.1050

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.45%
12/31/2013  N/A9.6070
12/31/2014  9.6079.5640
12/31/2015  9.5649.0840
3.55%
12/31/2013  N/A9.5810
12/31/2014  9.5819.5290
12/31/2015  9.5299.0410
RCM Dynamic Multi-Asset Plus VIT Portfolio
1.65%
12/31/2015  N/A9.1850
1.70%
12/31/2015  N/A9.18250
1.75%
12/31/2015  N/A9.1790
1.90%
12/31/2015  N/A9.1690
1.95%
12/31/2015  N/A9.1660
2.05%
12/31/2015  N/A9.1600
Templeton Global Bond VIP Fund
1.65%
12/31/2007  N/A30.9313
12/31/2008  30.93132.3126
12/31/2009  32.31237.72111
12/31/2010  37.72142.46452
12/31/2011  42.46441.407104
12/31/2012  41.40746.862136
12/31/2013  46.86246.846141
12/31/2014  46.84646.924125
12/31/2015  46.92444.169118
1.70%
12/31/2007  N/A30.6500
12/31/2008  30.65032.0020
12/31/2009  32.00237.3406
12/31/2010  37.34042.01523
12/31/2011  42.01540.94985
12/31/2012  40.94946.320185
12/31/2013  46.32046.281248
12/31/2014  46.28146.335251
12/31/2015  46.33543.593253
1.75%
12/31/2009  N/A36.9640
12/31/2010  36.96441.5701
12/31/2011  41.57040.4951
12/31/2012  40.49545.7842
12/31/2013  45.78445.7223
12/31/2014  45.72245.7538
12/31/2015  45.75343.0248
1.80%
12/31/2008  N/A31.30611
12/31/2009  31.30636.49223
12/31/2010  36.49241.01921
12/31/2011  41.01939.93825
12/31/2012  39.93845.13118
12/31/2013  45.13145.04822
12/31/2014  45.04845.05529
12/31/2015  45.05542.34730
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.90%
12/31/2007  N/A29.5517
12/31/2008  29.55130.79210
12/31/2009  30.79235.85713
12/31/2010  35.85740.26540
12/31/2011  40.26539.16568
12/31/2012  39.16544.21354
12/31/2013  44.21344.08857
12/31/2014  44.08844.05155
12/31/2015  44.05141.36161
1.95%
12/31/2007  N/A29.2820
12/31/2008  29.28230.4971
12/31/2009  30.49735.49613
12/31/2010  35.49639.83915
12/31/2011  39.83938.73256
12/31/2012  38.73243.70299
12/31/2013  43.70243.556121
12/31/2014  43.55643.498119
12/31/2015  43.49840.822121
2.05%
12/31/2008  N/A29.7831
12/31/2009  29.78334.6304
12/31/2010  34.63038.8285
12/31/2011  38.82837.7116
12/31/2012  37.71142.5087
12/31/2013  42.50842.3237
12/31/2014  42.32342.2258
12/31/2015  42.22539.5878
2.10%
12/31/2007  N/A28.4910
12/31/2008  28.49129.6284
12/31/2009  29.62834.43313
12/31/2010  34.43338.58820
12/31/2011  38.58837.46021
12/31/2012  37.46042.20321
12/31/2013  42.20341.99922
12/31/2014  41.99941.88012
12/31/2015  41.88039.24410
2.15%
12/31/2008  N/A29.1942
12/31/2009  29.19433.9122
12/31/2010  33.91237.9852
12/31/2011  37.98536.8561
12/31/2012  36.85641.5011
12/31/2013  41.50141.2801
12/31/2014  41.28041.1431
12/31/2015  41.14338.5351
2.20%
12/31/2008  N/A27.3860
12/31/2009  27.38631.7952
12/31/2010  31.79535.5962
12/31/2011  35.59634.5212
12/31/2012  34.52138.8521
12/31/2013  38.85238.6261
12/31/2014  38.62638.4782
12/31/2015  38.47836.0212

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.25%
12/31/2007  N/A27.7210
12/31/2008  27.72128.7842
12/31/2009  28.78433.40215
12/31/2010  33.40237.37715
12/31/2011  37.37736.22915
12/31/2012  36.22940.75515
12/31/2013  40.75540.4979
12/31/2014  40.49740.3228
12/31/2015  40.32237.7288
2.30%
12/31/2008  N/A28.5081
12/31/2009  28.50833.0653
12/31/2010  33.06536.9813
12/31/2011  36.98135.8284
12/31/2012  35.82840.2833
12/31/2013  40.28340.0092
12/31/2014  40.00939.8162
12/31/2015  39.81637.2362
2.35%
12/31/2007  N/A27.2190
12/31/2008  27.21928.2355
12/31/2009  28.23532.7319
12/31/2010  32.73136.59013
12/31/2011  36.59035.43115
12/31/2012  35.43139.81714
12/31/2013  39.81739.52614
12/31/2014  39.52639.31614
12/31/2015  39.31636.75011
2.40%
12/31/2007  N/A26.9710
12/31/2008  26.97127.9642
12/31/2009  27.96432.4015
12/31/2010  32.40136.2034
12/31/2011  36.20335.0392
12/31/2012  35.03939.3572
12/31/2013  39.35739.0492
12/31/2014  39.04938.8222
12/31/2015  38.82236.2701
2.45%
12/31/2008  N/A27.4980
12/31/2009  27.49831.8464
12/31/2010  31.84635.5654
12/31/2011  35.56534.4045
12/31/2012  34.40438.6245
12/31/2013  38.62438.3036
12/31/2014  38.30338.0617
12/31/2015  38.06135.5418
2.50%
12/31/2007  N/A26.4830
12/31/2008  26.48327.4310
12/31/2009  27.43131.7514
12/31/2010  31.75135.4414
12/31/2011  35.44134.2685
12/31/2012  34.26838.4515
12/31/2013  38.45138.1136
12/31/2014  38.11337.8533
12/31/2015  37.85335.3301
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.55%
12/31/2007  N/A26.2430
12/31/2008  26.24327.1681
12/31/2009  27.16831.4312
12/31/2010  31.43135.0662
12/31/2011  35.06633.8882
12/31/2012  33.88838.0072
12/31/2013  38.00737.6532
12/31/2014  37.65337.3781
12/31/2015  37.37834.8691
2.60%
12/31/2007  N/A26.0040
12/31/2008  26.00426.6885
12/31/2009  26.68830.8619
12/31/2010  30.86134.41315
12/31/2011  34.41333.24017
12/31/2012  33.24037.26118
12/31/2013  37.26136.89619
12/31/2014  36.89636.60828
12/31/2015  36.60834.13323
2.65%
12/31/2007  N/A25.7680
12/31/2008  25.76826.6491
12/31/2009  26.64930.8011
12/31/2010  30.80134.3292
12/31/2011  34.32933.1421
12/31/2012  33.14237.1321
12/31/2013  37.13236.7502
12/31/2014  36.75036.4451
12/31/2015  36.44533.9640
2.70%
12/31/2008  N/A26.3940
12/31/2009  26.39430.4903
12/31/2010  30.49033.9653
12/31/2011  33.96532.7754
12/31/2012  32.77536.7034
12/31/2013  36.70336.3074
12/31/2014  36.30735.9883
12/31/2015  35.98833.5213
2.75%
12/31/2007  N/A25.3010
12/31/2008  25.30125.9011
12/31/2009  25.90129.9063
12/31/2010  29.90633.2983
12/31/2011  33.29832.1152
12/31/2012  32.11535.9462
12/31/2013  35.94635.5403
12/31/2014  35.54035.2102
12/31/2015  35.21032.7802
2.80%
12/31/2007  N/A25.0710
12/31/2008  25.07125.8901
12/31/2009  25.89029.8782
12/31/2010  29.87833.2512
12/31/2011  33.25132.0532
12/31/2012  32.05335.8592
12/31/2013  35.85935.4362
12/31/2014  35.43635.0902
12/31/2015  35.09032.6521

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.85%
12/31/2008  N/A25.6420
12/31/2009  25.64229.5770
12/31/2010  29.57732.8990
12/31/2011  32.89931.6980
12/31/2012  31.69835.4440
12/31/2013  35.44435.0093
12/31/2014  35.00934.6493
12/31/2015  34.64932.2263
2.90%
12/31/2007  N/A23.0860
12/31/2008  23.08623.8163
12/31/2009  23.81627.4572
12/31/2010  27.45730.5263
12/31/2011  30.52629.3972
12/31/2012  29.39732.8543
12/31/2013  32.85432.4355
12/31/2014  32.43532.0855
12/31/2015  32.08529.8262
2.95%
12/31/2013  N/A33.8100
12/31/2014  33.81033.4290
12/31/2015  33.42931.0600
3.00%
12/31/2008  N/A24.6410
12/31/2009  24.64128.3800
12/31/2010  28.38031.5200
12/31/2011  31.52030.3240
12/31/2012  30.32433.8560
12/31/2013  33.85633.3911
12/31/2014  33.39132.9983
12/31/2015  32.99830.6443
3.05%
12/31/2007  N/A22.4390
12/31/2008  22.43923.1132
12/31/2009  23.11326.6073
12/31/2010  26.60729.5376
12/31/2011  29.53728.4026
12/31/2012  28.40231.6946
12/31/2013  31.69431.2432
12/31/2014  31.24330.8603
12/31/2015  30.86028.6442
3.10%
12/31/2013  N/A32.5680
12/31/2014  32.56832.1522
12/31/2015  32.15229.8292
3.15%
12/31/2008  N/A23.9140
12/31/2009  23.91427.5020
12/31/2010  27.50230.4990
12/31/2011  30.49929.2980
12/31/2012  29.29832.6610
12/31/2013  32.66132.1640
12/31/2014  32.16431.7380
12/31/2015  31.73829.4300
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.20%
12/31/2013  N/A31.0910
12/31/2014  31.09130.6630
12/31/2015  30.66328.4190
3.25%
12/31/2013  N/A30.7050
12/31/2014  30.70530.2681
12/31/2015  30.26828.0391
3.30%
12/31/2009  N/A26.6510
12/31/2010  26.65129.5110
12/31/2011  29.51128.3070
12/31/2012  28.30731.5080
12/31/2013  31.50830.9820
12/31/2014  30.98230.5260
12/31/2015  30.52628.2640
3.40%
12/31/2013  N/A29.5761
12/31/2014  29.57629.1111
12/31/2015  29.11126.9270
3.45%
12/31/2013  N/A29.2090
12/31/2014  29.20928.7360
12/31/2015  28.73626.5660
3.55%
12/31/2013  N/A28.4890
12/31/2014  28.48927.9991
12/31/2015  27.99925.8590
Templeton Growth VIP Fund
1.65%
12/31/2007  N/A28.5360
12/31/2008  28.53616.1896
12/31/2009  16.18920.8777
12/31/2010  20.87722.0535
12/31/2011  22.05320.18010
12/31/2012  20.18024.03011
12/31/2013  24.03030.92113
12/31/2014  30.92129.55918
12/31/2015  29.55927.18911
1.70%
12/31/2007  N/A28.3401
12/31/2008  28.34016.0691
12/31/2009  16.06920.7121
12/31/2010  20.71221.8692
12/31/2011  21.86920.00111
12/31/2012  20.00123.80528
12/31/2013  23.80530.61636
12/31/2014  30.61629.25335
12/31/2015  29.25326.89429
1.75%
12/31/2009  N/A20.5500
12/31/2010  20.55021.6870
12/31/2011  21.68719.8250
12/31/2012  19.82523.5830
12/31/2013  23.58330.3160
12/31/2014  30.31628.9510
12/31/2015  28.95126.6040

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
1.80%
12/31/2008  N/A15.83333
12/31/2009  15.83320.38722
12/31/2010  20.38721.50420
12/31/2011  21.50419.64820
12/31/2012  19.64823.36118
12/31/2013  23.36130.01514
12/31/2014  30.01528.6508
12/31/2015  28.65026.3147
1.90%
12/31/2007  N/A27.5912
12/31/2008  27.59115.6147
12/31/2009  15.61420.0855
12/31/2010  20.08521.1642
12/31/2011  21.16419.3184
12/31/2012  19.31822.9455
12/31/2013  22.94529.45233
12/31/2014  29.45228.08414
12/31/2015  28.08425.7686
1.95%
12/31/2007  N/A27.3780
12/31/2008  27.37815.4851
12/31/2009  15.48519.9098
12/31/2010  19.90920.9697
12/31/2011  20.96919.13010
12/31/2012  19.13022.71113
12/31/2013  22.71129.13613
12/31/2014  29.13627.76913
12/31/2015  27.76925.46711
2.05%
12/31/2008  N/A15.2572
12/31/2009  15.25719.5972
12/31/2010  19.59720.6192
12/31/2011  20.61918.7932
12/31/2012  18.79322.2882
12/31/2013  22.28828.5652
12/31/2014  28.56527.1972
12/31/2015  27.19724.9170
2.10%
12/31/2007  N/A26.8170
12/31/2008  26.81715.14524
12/31/2009  15.14519.44329
12/31/2010  19.44320.44629
12/31/2011  20.44618.62630
12/31/2012  18.62622.07928
12/31/2013  22.07928.28319
12/31/2014  28.28326.91611
12/31/2015  26.91624.64710
2.15%
12/31/2008  N/A15.0331
12/31/2009  15.03319.2901
12/31/2010  19.29020.2751
12/31/2011  20.27518.4611
12/31/2012  18.46121.8721
12/31/2013  21.87228.0040
12/31/2014  28.00426.6370
12/31/2015  26.63724.3790
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.20%
12/31/2008  N/A14.3291
12/31/2009  14.32918.3765
12/31/2010  18.37619.3065
12/31/2011  19.30617.5693
12/31/2012  17.56920.8052
12/31/2013  20.80526.6254
12/31/2014  26.62525.3132
12/31/2015  25.31323.1560
2.25%
12/31/2007  N/A26.2670
12/31/2008  26.26714.8123
12/31/2009  14.81218.9874
12/31/2010  18.98719.93710
12/31/2011  19.93718.1359
12/31/2012  18.13521.4645
12/31/2013  21.46427.4554
12/31/2014  27.45526.0884
12/31/2015  26.08823.8533
2.30%
12/31/2008  N/A14.7031
12/31/2009  14.70318.8381
12/31/2010  18.83819.7701
12/31/2011  19.77017.9742
12/31/2012  17.97421.2632
12/31/2013  21.26327.1842
12/31/2014  27.18425.8183
12/31/2015  25.81823.5951
2.35%
12/31/2007  N/A25.9070
12/31/2008  25.90714.5948
12/31/2009  14.59418.68912
12/31/2010  18.68919.60516
12/31/2011  19.60517.81515
12/31/2012  17.81521.06415
12/31/2013  21.06426.9169
12/31/2014  26.91625.5518
12/31/2015  25.55123.3395
2.40%
12/31/2007  N/A25.7290
12/31/2008  25.72914.4872
12/31/2009  14.48718.5422
12/31/2010  18.54219.4412
12/31/2011  19.44117.6572
12/31/2012  17.65720.8671
12/31/2013  20.86726.6511
12/31/2014  26.65125.2861
12/31/2015  25.28623.0850
2.45%
12/31/2008  N/A14.3802
12/31/2009  14.38018.3964
12/31/2010  18.39619.2784
12/31/2011  19.27817.5005
12/31/2012  17.50020.6725
12/31/2013  20.67226.3880
12/31/2014  26.38825.0250
12/31/2015  25.02522.8350

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.50%
12/31/2007  N/A25.3760
12/31/2008  25.37614.2744
12/31/2009  14.27418.2515
12/31/2010  18.25119.1174
12/31/2011  19.11717.3451
12/31/2012  17.34520.4781
12/31/2013  20.47826.1283
12/31/2014  26.12824.7653
12/31/2015  24.76522.5874
2.55%
12/31/2007  N/A25.2010
12/31/2008  25.20114.1680
12/31/2009  14.16818.1070
12/31/2010  18.10718.9570
12/31/2011  18.95717.1920
12/31/2012  17.19220.2860
12/31/2013  20.28625.8700
12/31/2014  25.87024.5090
12/31/2015  24.50922.3420
2.60%
12/31/2007  N/A25.0490
12/31/2008  25.04914.0644
12/31/2009  14.06417.96511
12/31/2010  17.96518.79816
12/31/2011  18.79817.03915
12/31/2012  17.03920.09613
12/31/2013  20.09625.61521
12/31/2014  25.61524.25524
12/31/2015  24.25522.10024
2.65%
12/31/2007  N/A24.8550
12/31/2008  24.85513.9601
12/31/2009  13.96017.8231
12/31/2010  17.82318.6401
12/31/2011  18.64016.8881
12/31/2012  16.88819.9081
12/31/2013  19.90825.3631
12/31/2014  25.36324.0040
12/31/2015  24.00421.8600
2.70%
12/31/2008  N/A13.8570
12/31/2009  13.85717.6830
12/31/2010  17.68318.4840
12/31/2011  18.48416.7380
12/31/2012  16.73819.7220
12/31/2013  19.72225.1130
12/31/2014  25.11323.7560
12/31/2015  23.75621.6230
2.75%
12/31/2007  N/A24.5350
12/31/2008  24.53513.7551
12/31/2009  13.75517.5444
12/31/2010  17.54418.3305
12/31/2011  18.33016.5905
12/31/2012  16.59019.5375
12/31/2013  19.53724.8657
12/31/2014  24.86523.5105
12/31/2015  23.51021.3886
Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
2.80%
12/31/2007  N/A24.3460
12/31/2008  24.34613.6530
12/31/2009  13.65317.4060
12/31/2010  17.40618.1760
12/31/2011  18.17616.4430
12/31/2012  16.44319.3540
12/31/2013  19.35424.6200
12/31/2014  24.62023.2660
12/31/2015  23.26621.1560
2.85%
12/31/2008  N/A13.5520
12/31/2009  13.55217.2680
12/31/2010  17.26818.0240
12/31/2011  18.02416.2970
12/31/2012  16.29719.1730
12/31/2013  19.17324.3772
12/31/2014  24.37723.0255
12/31/2015  23.02520.9275
2.90%
12/31/2007  N/A23.0570
12/31/2008  23.05712.9178
12/31/2009  12.91716.4518
12/31/2010  16.45117.1629
12/31/2011  17.16215.5107
12/31/2012  15.51018.2387
12/31/2013  18.23823.1775
12/31/2014  23.17721.8804
12/31/2015  21.88019.8763
2.95%
12/31/2013  N/A23.8990
12/31/2014  23.89922.5510
12/31/2015  22.55120.4750
3.00%
12/31/2008  N/A13.2550
12/31/2009  13.25516.8640
12/31/2010  16.86417.5750
12/31/2011  17.57515.8670
12/31/2012  15.86718.6390
12/31/2013  18.63923.6630
12/31/2014  23.66322.3170
12/31/2015  22.31720.2530

M&E Charge	Period or Year Ended	AUV at Beginning of Period	AUV at End of Period	Number of Accumulation Units Outstanding at End of Period
Investment Option
3.05%
12/31/2007  N/A22.5840
12/31/2008  22.58412.6334
12/31/2009  12.63316.0654
12/31/2010  16.06516.7354
12/31/2011  16.73515.1014
12/31/2012  15.10117.7304
12/31/2013  17.73022.4981
12/31/2014  22.49821.2080
12/31/2015  21.20819.2361
3.10%
12/31/2013  N/A23.1992
12/31/2014  23.19921.8582
12/31/2015  21.85819.8160
3.15%
12/31/2008  N/A12.9630
12/31/2009  12.96316.4680
12/31/2010  16.46817.1370
12/31/2011  17.13715.4490
12/31/2012  15.44918.1210
12/31/2013  18.12122.9700
12/31/2014  22.97021.6311
12/31/2015  21.63119.6011
3.20%
12/31/2013  N/A23.8280
12/31/2014  23.82822.4280
12/31/2015  22.42820.3120
3.25%
12/31/2013  N/A23.5931
12/31/2014  23.59322.1952
12/31/2015  22.19520.0922
3.30%
12/31/2009  N/A16.0820
12/31/2010  16.08216.7110
12/31/2011  16.71115.0420
12/31/2012  15.04217.6160
12/31/2013  17.61622.2970
12/31/2014  22.29720.9660
12/31/2015  20.96618.9700
3.40%
12/31/2013  N/A22.9010
12/31/2014  22.90121.5123
12/31/2015  21.51219.4451
3.45%
12/31/2013  N/A22.6750
12/31/2014  22.67521.2900
12/31/2015  21.29019.2330
3.55%
12/31/2013  N/A22.2302
12/31/2014  22.23020.8511
12/31/2015  20.85118.8181

Allianz VisionSM New York Variable Annuity Statement of Additional Information – April 25, 2016

PART C - OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS
a.	Financial Statements
The following financial statements of the Company are incorporated by reference as exhibit EX-99.A. from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 20, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Balance Sheets – December 31, 2015 and 2014
3.	Statements of Operations – Years ended December 31, 2015, 2014, and 2013
4.	Statements of Comprehensive Income (Loss) – Years ended December 31, 2015, 2014, and 2013
5.	Statements of Stockholder's Equity – Years ended December 31, 2015, 2014, and 2013
6.	Statements of Cash Flows – Years ended December 31, 2015, 2014, and 2013
7.	Notes to Financial Statements – December 31, 2015 and 2014
8.	Supplemental Schedules:
	–	Schedule I – Summary of Investments – Other than Investments in Related Parties
	–	Schedule II – Supplementary Insurance Information
	–	Schedule III – Reinsurance
The following financial statements of the Variable Account are incorporated by reference as exhibit EX-99.A. from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 20, 2016.

1.	Report of Independent Registered Public Accounting Firm
2.	Statements of Assets and Liabilities – December 31, 2015
3.	Statements of Operations – For the year ended December 31, 2015
4.	Statements of Changes in Net Assets – For the year ended December 31, 2015 and 2014
5.	Notes to the Financial Statements – December 31, 2015
b.	Exhibits
1.
Resolution of Board of Directors of the Company authorizing the establishment of the Separate Account, dated February 26, 1988 incorporated by reference as exhibit EX-99.B1 from Registrant's N-4 filing (File Nos. 333-19699 and 811-05716) electronically filed on January 13, 1997.

2.	Not Applicable
3.	a.
Principal Underwriter Agreement by and between Preferred Life Insurance Company of New York on behalf of Preferred Life Variable Account C and NALAC Financial Plans, Inc. incorporated by reference as exhibit EX-99.B3.a. from Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on May 12, 1997.
 Preferred Life Insurance Company of New York is the predecessor to Allianz Life Insurance Company of New York. Preferred Life Variable Account C is the predecessor to Allianz Life of NY Variable Account C. NALAC Financial Plans, Inc., is the predecessor to USAllianz Investor Services, LLC, which is the predecessor to Allianz Life Financial Services, LLC.

b.
Broker-Dealer Agreement (amended and restated) between Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC, dated June 1, 2010 incorporated by reference as exhibit EX-99.B3.b. from Registrant's Post Effective Amendment No. 21 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on October 21, 2010.

c.
The current specimen of the selling agreement between Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, and retail brokers which offer and sell the Contracts to the public is incorporated by reference as exhibit EX-99.B3.b. from the Initial Registration Statement to Allianz Life Variable Account B's Form N-4 (File Nos.333-134267 and 811-05618) electronically filed on May 19, 2006.
 The underwriter has executed versions of the agreement with approximately 2,100 retail brokers.

4.	a.
Individual Variable Annuity "Base" Contract-L40529-NY01 incorporated by reference as exhibit EX-99.B4.a. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

b.
Individual Variable Annuity "Bonus" Contract-L40530-NY01 incorporated by reference as exhibit EX-99.B4.b. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

c.
Schedule Pages (1 thru 33) incorporated by reference as exhibit EX-99.B4.c. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

d.
Schedule Pages S40747 to S40796-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant's Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

e.
Schedule Pages-S40778-02-NY to S40805-DP-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant's Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

f.
Schedule Page-S20325 MAV DB incorporated by reference as exhibit EX-99.B4.f. from Registrant's Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

g.
Schedule Pages Investment Plus- S40828-NY, S40829-NY, S40830 incorporated by reference as exhibit EX-99.B4.g. from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

h.
Asset Allocation Rider-S40741-NY incorporated by reference as exhibit EX-99.B4.d. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

i.
Asset Allocation Rider-S40741-02-NY and S40766-02-NYincorporated by reference as exhibit EX-99.B4.g. from Registrant's Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

j.
Asset Allocation Rider- S40766-03-NY and Investment Options-S40789-03-NY for Investment Protector incorporated by reference as exhibit EX-99.B4.h. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

k.
Lifetime Plus Benefit Rider-S40742-NY incorporated by reference as exhibit EX-99.B4.e. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

l.
Lifetime Plus Benefit Rider (revised)-S40742-NY02 incorporated by reference as exhibit EX-99.B4.g. from Registrant's Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

m.
Lifetime Plus 8 Benefit Rider-S40795-NY incorporated by reference as exhibit EX-99.B4.h. from Registrant's Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

n.
Target Date Retirement Benefit Rider-S40762-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant's Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

o.
Target Date Asset Allocation Rider-S40766-NY incorporated by reference as exhibit EX-99.B4.j. from Registrant's Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

p.
Income Protector (08.09) Rider-S40799-NY incorporated by reference as exhibit EX-99.B4.m. from Registrant's Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

q.
Investment Protector (08.09) Rider-S40801-NY incorporated by reference as exhibit EX-99.B4.n. from Registrant's Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

r.
Investment Plus Rider S40827-NY incorporated by reference as exhibit EX-99.B4.q. from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

s
Quarterly Value Death Benefit Rider-S40743-01-NY incorporated by reference as exhibit EX-99.B4.f. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

t.
Quarterly Value Death Benefit Rider-S40743-02-NY incorporated by reference as exhibit EX-99.B4.p. from Registrant's Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

u.
Maximum Anniversary Death Benefit Rider-S20326-NY incorporated by reference as exhibit EX-99.B4.r. from Registrant's Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

v.
Inherited IRA/Roth IRA Endorsement - S40714-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

w.
Roth IRA Endorsement - P20041 incorporated by reference as exhibit EX-99.B4.k. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

x.
IRA Endorsement - P30012-NY incorporated by reference as exhibit EX-99.B4.i. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

y.
Unisex Endorsement(S20146) incorporated by reference as exhibit EX-99.B4.l. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

z.
403(b) Endorsement - P30014 incorporated by reference as exhibit EX-99.B4.j. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-124767 and 811-05716) electronically filed on November 20, 2006.

5.	a.
Application for Ind. Var. Annuity Contract-F40461-NY incorporated by reference as exhibit EX-99.5. from Registrant's Pre Effective Amendment No. 1 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 17, 2007.

b.
Application for Ind. Var. Annuity Contract-F70033 incorporated by reference as exhibit EX-99.B5.b. from Registrant's Post Effective Amendment No. 6 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 7, 2008.

c.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.c. from Registrant's Post Effective Amendment No. 16 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 23, 2010.

d.
Application for Ind. Var. Annuity Contract-F70034-NY incorporated by reference as exhibit EX-99.B5.d. from Registrant's Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

e.
Application for Ind. Var. Annuity Contract-F60000-NY incorporated by reference as exhibit EX-99.B5.e. from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

6.	(i).
The Restated Articles of Incorporation of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.i. from Allianz Life Variable Account B's Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

(ii).
The Restated Bylaws of the Company (as amended August 1, 2006) incorporated by reference as exhibit EX-99.B6.ii. from Allianz Life Variable Account B's Form N-4 Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-166408 and 811-05618) electronically filed on September 24, 2010.

7.	Not Applicable
8.	a.
22c-2 Agreements incorporated by reference as exhibit EX-99.B8.a. from Registrant's Post Effective Amendment No. 28 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 24, 2008.

b.
22c-2 Agreement-BlackRock Distributors, Inc. dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.b. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

c.
Participation Agreement between BlackRock Series Fund, Inc., BlackRock Distributors, Inc., Allianz Life Insurance Co. of New York, and Allianz Life Financial Services, LLC, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.c. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

d.
Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Preferred Life Insurance Company of New York, dated 11/1/1999 incorporated by reference as exhibit EX-99.B8.e. from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	e.	-
Amendment to Participation Agreement between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.f. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	f.	-
Amendment to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Davis Variable Account Fund, Inc., Davis Distributors, LLC and Allianz Life Insurance Company of New York, dated 9/1/2015 incorporated by reference as exhibit EX-99.B8.f. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

g.
Participation Agreement & Amendment between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 09/29/10 incorporated by reference as exhibit EX-99.B8.q. from Registrant's Post Effective Amendment No. 23 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on December 22, 2010.

	h.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Fidelity Distributors Corporation and Allianz Life Insurance Company of New York, dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

i.
Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), and dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.n. from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

	j.	-
Amendment to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and USAllianz Investor Services, LLC (the predecessor to Allianz Life Financial Services, LLC.), dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.j. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	k.	-
Amendment  to Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated January 16, 2014, incorporated by reference as exhibit EX-99.B8.l. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

	l.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Allianz Life Insurance Company of New York and Allianz Life Financial Services, LLC., dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.l. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

m.
Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.t. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

	n.	-
Amendment to Participation Agreement between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Advisers Inc., JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated July 1, 2012 incorporated by reference as exhibit EX-99.B8.y. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	o.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, JPMorgan Insurance Trust, JPMorgan Investment Management Inc., and JPMorgan Funds Management Inc., dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.o. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

p.
Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.ae. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	q.	-
Fund/SERV and Networking Supplement to Participation Agreement between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated August 1, 2012 incorporated by reference as exhibit EX-99.B8.af. from Post-Effective Amendment No. 4 to Registrant's Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on April 24, 2013.

	r.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, MFS Variable Insurance Trust, MFS Variable Insurance Trust II and MFS Fund Distributors, Inc., dated dated 9-1-2015, incorporated by reference as exhibit EX-99.B8.r. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

s.
Participation Agreement between Allianz Life Insurance Company of New York, Premier Multi-Series VIT and Allianz Global Investors Distributors LLC, dated May 1, 2014, incorporated by reference as exhibit EX-99.B8.s. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

t.
Participation Agreement between Preferred Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Funds Distributors LLC, dated 12/1/1999 incorporated by reference as exhibit EX-99.B8.i. from Registrant's Post-Effective Amendment No. 8 to Form N-4 (File Nos.333-19699 and 811-05716) electronically filed on April 28, 2000.

	u.	-
Amendments to Participation Agreement between Allianz Life Insurance Company of New York (formerly Preferred Life Insurance Company of New York), PIMCO Variable Insurance Trust, and Allianz Global Investors Distributors LLC (formerly PIMCO Funds Distributors LLC), dated 4/1/00, 5/1/02, 5/1/03, 4/30/04, 4/29/05 incorporated by reference as exhibit EX-99.B8.w. from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

	v.	-
Amendment dated May 1, 2011 to the Participation Agreement dated December 1, 1999, between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust, and PIMCO Investments LLC, incorporated by reference as exhibit EX-99.B8.p. from Post-Effective Amendment No. 2 to Registrant's Form N-4 (File Nos. 333-171428 and 811-05716), electronically filed on October 18, 2011.

	w.	-
Amendment dated April 30, 2012 to Participation Agreement between Allianz Life Insurance Company of of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.q. from Registrant's Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	x.	-
Amendment dated September 17, 2012 to Participation Agreement between Allianz Life Insurance Company of New York, PIMCO Variable Insurance Trust and PIMCO Investments LLC (formerly Allianz Global Investors Distributiors LLC) dated December 1, 1999 incorporated by reference as exhibit EX-99.B8.w. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

	y.	-
Amendment  to Participation Agreement pursuant to the requirements of Rule 498 for Summary Prospectus between Allianz Life Insurance Company of New York, PIMCO Equity Series VIT, PIMCO Investments LLC (formerly Allianz Global Investors Distributors LLC, dated October 15, 2015, incorporated by reference as exhibit EX-99.B8.y. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

z.
Adminstrative Services Agreement between BlackRock Advisors, LLC and Allianz Life, dated 5/1/2008 incorporated by reference as exhibit EX-99.B8.d. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

aa.
Administrative Services Agreement between Franklin Templeton Services LLC and Preferred Life Insurance Company of New York, dated 10/1/2003 incorporated by reference as exhibit EX-99.B8.ac. from Registrant's Post Effective Amendment No. 15 to Form N-4 (File Nos.333-75718 and 811-05716) electronically filed on April 27, 2005.

	ab.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated 8/8/2008 incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 9 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on April 3, 2009.

	ac.	-
Amendment to Administrative Services Agreement between Franklin Templeton Services, LLC and Allianz Life Insurance Company of New York, dated July 16, 2012 incorporated by reference as exhibit EX-99.B8.h. from Registrant's Post Effective Amendment No. 3 to Form N-4 (File Nos. 333-167334 and 811-05716) electronically filed on August 21, 2012.

ad.
Service Agreement between Allianz Life Insurance Company of New York, JPMorgan Investment Advisers Inc., and JPMorgan Investment Management Inc., dated April 24, 2009 incorporated by reference as exhibit EX-99.B8.u. from Pre-Effective Amendment No. 1 to Registrant's Form N-4 (File Nos. 333-180722 and 811-05716) electronically filed on July 27, 2012.

ae.
Administrative Services Agreement between PIMCO Variable Insurance Trust and Allianz Life Insurance Company of New York dated June 17, 2010 and Amendment dated April 1, 2012 incorporated by reference as exhibit EX-99.B8.v. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on June 7, 2012.

	af.	-
Amended and Restated Services Agreement between Pacific Investment Management Company LLC and Allianz Life Insurance Company of New York, dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.u. from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

ag.
Distribution Service Agreement between Allianz Life Insurance Company of New York and Allianz Global Investors Distributors, LLC dated 01/01/2007 incorporated by reference as exhibit EX-99.B8.x. from Registrant's Post Effective Amendment No. 26 to Form N-4 (File Nos. 333-19699 and 811-05716) electronically filed on April 23, 2007.

ah.
Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.t. from Registrant's Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	ai.	-
Amendment dated 4-30-2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.u. from Registrant's Post Effective Amendment No. 8 to Form N-4 (File Nos. 333-171428 and 811-05716) electronically filed on April 6, 2012.

	aj.	-
Amendment  dated September 17, 2012 to Investor Services Agreement between Pacific Investment Management Company (PIMCO) and Allianz Life Insurance Company of New York, dated June 23, 2010 incorporated by reference as exhibit EX-99.B8.x. from Post-Effective Amendment No. 34 to Registrant's Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 4, 2013.

ak.
Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC,  incorporated by reference as exhibit EX-99.B8.ab. from Post-Effective Amendment No. 13 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 13, 2015.

al.
Revised Schedule A dated April 15, 2015 to the Amendment dated March 5, 2015 to Shareholder Services Agreement between Allianz Global Investors Distributors LLC and Allianz Life Financial Services, LLC, incorporated by reference as exhibit EX-99.B8.al. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

am.
Marketing Support Agreement between Allianz Global Investors Distributors LLC and Allianz Life Insurance Company of North America, dated April 15, 2015, incorporated by reference as exhibit EX-99.B8.am. from Registrant's Post Effective Amendment No. 13 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on November 9, 2015.

9.*	Opinion and Consent of Counsel
10.*	Consent of Independent Registered Public Accounting Firm
11.	Not Applicable
12.	Not Applicable
13.	a.
Power of Attorney- Stephen R. Herbert and Thomas P. Burns, incorporated by reference as exhibit EX-99.B13. from Registrant's Post Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.

b.
Power of Attorney-Walter R. White, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant's Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.

c.
Power of Attorney-Ronald M. Clark, incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No.3 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 8, 2013.

d.
Power of Attorney-Steven J. Thiel, incorporated by reference as exhibit EX-99.B13.c. from Post-Effective Amendment No.7 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on January 17, 2014.

e.
Power of Attorney-Kevin J. Doyle, incorporated by reference as exhibit EX-99.B13.d. from Post-Effective Amendment No.10 to Registrant's Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.

f.
Power of Attorney-William E. Gaumond, incorporated by reference as exhibit EX-99.B13.e. from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 20, 2016.

*	Filed herewith

ITEM 25. DIRECTORS AND OFFICERS OF ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
Unless noted otherwise, all officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297
The following are the Officers and Directors of the Company:

Name and Principal Business Address	Positions and Offices with Depositor
Walter R. White	Chairman of the Board and Chief Executive Officer
William E. Gaumond	Director, Chief Financial Officer and Treasurer
Stephen R. Herbert Locke & Herbert 1100 Summer Street Stamford, CT 06905	Director
Martha Clark Goss 10 Harbourton Woodville Road Pennington, NJ 08534	Director
Gary A. Smith Ivy Planning Group, LLC 15024 Omega Drive, Ste. 110 Rockville, MD 20850	Director
Thomas P. Burns	Director and President
Steven J. Thiel	Director, Vice President & Appointed Actuary
Neil H. McKay	Chief Actuary
Gretchen Cepek	Chief Legal Officer and Secretary
Cathy A. Mahone	Chief Administrative Officer
Patrick L. Nelson	Chief Suitability Officer and Consumer Affairs Officer
Todd M. Hedtke	Chief Investment Officer
Brent M. Hipsher	Vice President, Controller
Ronald M. Clark 14401 North Giant Saguaro Place Oro Valley, Arizona 85755	Director
Kevin J. Doyle 59 Midchester Avenue White Plains, NY 10606	Director
ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT
The Insurance Company organizational chart is incorporated by reference from Post-Effective Amendment No. 14 to Registrant's Form N-4 (File Nos. 333-182987 and 811-05618), electronically filed on April 19, 2016.
ITEM 27. NUMBER OF CONTRACT OWNERS
As of March 31, 2016 there were 10,526 qualified and 4,735 non-qualified Allianz Vision NY Contract Owners with Contracts in the Separate Account.
ITEM 28. INDEMNIFICATION
The Bylaws of the Insurance Company, as restated March 9, 2011, provide:
ARTICLE X – INDEMNIFICATION OF OFFICERS, DIRECTORS AND EMPLOYEES
To the fullest extent allowed under New York law, the Company shall indemnify officers, directors and employees of the Company. No director shall be personally liable to the Company or any of its shareholders for damages for any breach of duty as a director; provided, however, that the foregoing provision shall not eliminate or limit (i) the liability of a director if a judgment or other final adjudication adverse to him or her establishes that his or her acts or omissions were in bad faith or involved intentional misconduct or were acts or omissions (a) which he or she knew or reasonably should have known violated the New York Insurance Law or (b) which violated a specific standard of care imposed on directors directly, and not by reference, by a provision of the New York Insurance Law (or any regulations promulgated thereunder) or (c) which constituted a knowing violation of any other law, or establishes that he or she personally gained in fact a financial profit or other advantage to which he or she was not legally entitled; or (ii) the liability of a director for any act or omission prior to adoption of these Restated Bylaws by the shareholders of the Company.
ITEM 29. PRINCIPAL UNDERWRITERS
Allianz Life Financial Services, LLC (previously USAllianz Investor Services, LLC) is the principal underwriter for the Contracts. It also is the principal underwriter for:
Allianz Life Variable Account A
Allianz Life Variable Account B
Allianz Funds
The following are the officers (managers) and directors (Board of Governors) of Allianz Life Financial Services, LLC. All officers and directors have the following principal business address:
5701 Golden Hills Drive
Minneapolis, MN 55416-1297

Name		Positions and Offices with Underwriter
Robert DeChellis		Governor, Chief Executive Officer and President
Thomas Burns		Governor
Catherine A. Mahone		Governor
William E. Gaumond		Governor
Jeffrey P. Pruitt		Vice President, Chief Compliance Officer
Jennifer D. Presnell		Chief Financial Officer and Treasurer
Corey Walther		Chief Operating Officer
Kristine M. Lord-Krahn		Chief Legal Officer and Secretary
Jennifer Sosniecki		Money Laundering Prevention Officer
Tracy M. Haddy		Assistant Secretary

For the period 1-1-2015 to 12-31-2015
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption	Brokerage Commissions	Compensation
Allianz Life Financial Services, LLC	$23,410,236.70	$0	$0	$0
The $23,410,236.70that Allianz Life Financial Services, LLC received from Allianz Life of New York as commissions on the sale of Contracts issued under Allianz Life of NY Variable Account C was subsequently paid entirely to the third party broker/dealers that perform the retail distribution of the Contracts and, therefore, no commission or compensation was retained by Allianz Life Financial Services, LLC.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
Allianz Life Insurance Company of North America, at 5701 Golden Hills Drive, Minneapolis, Minnesota 55416, maintains physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules promulgated thereunder.
ITEM 31. MANAGEMENT SERVICES
Not Applicable
ITEM 32. UNDERTAKINGS
a.	Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payment under the variable annuity contracts may be accepted.
b.	Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
c.	Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
REPRESENTATIONS
Allianz Life Insurance Company of New York ("Company") hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.
The Company hereby represents that it is relying upon a No-Action Letter issued to the American Council of Life Insurance, dated November 28, 1988 (Commission ref. IP-6-88), and that the following provisions have been complied with:
1.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;
2.	Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;
3.	Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;
4.	Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, as amended, Allianz Life Insurance Company of New York on behalf of the Registrant certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Minneapolis and State of Minnesota, on this 20th day of April, 2016.
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
 (Registrant)

By: ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
 (Depositor)

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

By: WALTER R. WHITE(2)
Walter R. White
 Chief Executive Officer
Pursuant to the requirements of the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 20th day of April, 2016.
Signature	Title
Stephen R. Herbert(1)	Director
Thomas P. Burns(1)	Director and President
Walter R. White(2)	Chairman of the Board and Chief Executive Officer
Ronald M. Clark(3)	Director
Steven J. Thiel(4)	Director, Vice President and Appointed Actuary
Kevin J. Doyle(5)	Director
William E. Gaumond(6)	Director, Vice President and Treasurer
(1)	By Power of Attorney incorporated by reference as exhibit EX-99.B13. from Registrant's Post-Effective Amendment No. 20 to Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on August 26, 2010.
(2)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Post-Effective Amendment No. 28 to Registrant's Form N-4 (File Nos. 333-143195 and 811-05716) electronically filed on February 16, 2012.
(3)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.b. from Registrant's Post-Effective Amendment No.3 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on April 8, 2013.
(4)	By Power of Attorney incorporated by reference as exhibit EX-99.13.c. from Registrant's Post-Effective Amendment No.7 to Form N-4 (File Nos. 333-182990 and 811-05716), electronically filed on January 17, 2014.
(5)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.d. from Registrant's Post Effective Amendment No. 10 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 28, 2014.
(6)	By Power of Attorney incorporated by reference as exhibit EX-99.B13.e. from Registrant's Post Effective Amendment No. 14 to Form N-4 (File Nos. 333-182990 and 811-05716) electronically filed on April 20, 2016.

By: /s/ STEWART D. GREGG
Stewart D. Gregg
 Senior Securities Counsel

EXHIBITS TO POST-EFFECTIVE AMENDMENT NO. 47
TO FORM N-4
(FILE NOS. 333-143195 AND 811-05716)
ALLIANZ LIFE OF NY VARIABLE ACCOUNT C
ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
INDEX TO EXHIBITS
EX-99.B9.	Opinion and Consent of Counsel
EX-99.B10.	Consent of Independent Registered Public Accounting Firm